As filed with the Securities and Exchange Commission on January 6, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Annual Shareholder Report

Transamerica Large Cap Value

Class A

TWQAX

October 31, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 16.07%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund at NAV outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Cap Value

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,606	$10,055	$10,038
12/31/2015	$9,402	$9,849	$9,822
1/31/2016	$8,919	$9,293	$9,315
2/29/2016	$9,102	$9,290	$9,312
3/31/2016	$9,702	$9,944	$9,983
4/30/2016	$9,953	$10,006	$10,193
5/31/2016	$10,212	$10,185	$10,351
6/30/2016	$10,036	$10,206	$10,441
7/31/2016	$10,521	$10,611	$10,744
8/31/2016	$10,755	$10,638	$10,827
9/30/2016	$10,672	$10,655	$10,804
10/31/2016	$10,378	$10,424	$10,637
11/30/2016	$10,974	$10,891	$11,245
12/31/2016	$11,433	$11,103	$11,526
1/31/2017	$11,305	$11,312	$11,608
2/28/2017	$11,734	$11,733	$12,025
3/31/2017	$11,767	$11,741	$11,902
4/30/2017	$11,831	$11,865	$11,880
5/31/2017	$11,767	$11,987	$11,868
6/30/2017	$12,031	$12,095	$12,062
7/31/2017	$12,224	$12,323	$12,223
8/31/2017	$11,940	$12,347	$12,080
9/30/2017	$12,475	$12,648	$12,438
10/31/2017	$12,484	$12,924	$12,528
11/30/2017	$12,696	$13,316	$12,912
12/31/2017	$12,811	$13,450	$13,101
1/31/2018	$13,285	$14,158	$13,607
2/28/2018	$12,697	$13,637	$12,957
3/31/2018	$12,375	$13,363	$12,729
4/30/2018	$12,623	$13,414	$12,771
5/31/2018	$12,922	$13,792	$12,847
6/30/2018	$12,915	$13,883	$12,879
7/31/2018	$13,381	$14,343	$13,389
8/31/2018	$13,557	$14,847	$13,587
9/30/2018	$13,561	$14,871	$13,614
10/31/2018	$12,553	$13,776	$12,909
11/30/2018	$12,688	$14,052	$13,294
12/31/2018	$11,458	$12,745	$12,018
1/31/2019	$12,617	$13,838	$12,953
2/28/2019	$12,941	$14,325	$13,367
3/31/2019	$12,990	$14,534	$13,452
4/30/2019	$13,490	$15,115	$13,929
5/31/2019	$12,153	$14,137	$13,033
6/30/2019	$13,025	$15,129	$13,969
7/31/2019	$13,130	$15,354	$14,085
8/31/2019	$12,230	$15,041	$13,671
9/30/2019	$12,927	$15,305	$14,158
10/31/2019	$12,868	$15,635	$14,356
11/30/2019	$13,068	$16,229	$14,800
12/31/2019	$13,465	$16,698	$15,207
1/31/2020	$12,944	$16,680	$14,880
2/29/2020	$11,550	$15,314	$13,439
3/31/2020	$9,161	$13,208	$11,142
4/30/2020	$10,393	$14,957	$12,395
5/31/2020	$10,979	$15,757	$12,820
6/30/2020	$11,009	$16,117	$12,735
7/31/2020	$11,180	$17,033	$13,238
8/31/2020	$11,646	$18,266	$13,785
9/30/2020	$11,323	$17,601	$13,447
10/31/2020	$11,188	$17,221	$13,270
11/30/2020	$13,069	$19,317	$15,055
12/31/2020	$13,574	$20,186	$15,632
1/31/2021	$13,599	$20,096	$15,489
2/28/2021	$14,366	$20,724	$16,425
3/31/2021	$15,335	$21,467	$17,392
4/30/2021	$16,040	$22,573	$18,087
5/31/2021	$16,375	$22,676	$18,509
6/30/2021	$16,262	$23,236	$18,297
7/31/2021	$16,473	$23,628	$18,444
8/31/2021	$16,733	$24,302	$18,809
9/30/2021	$16,229	$23,212	$18,155
10/31/2021	$17,444	$24,782	$19,077
11/30/2021	$16,774	$24,404	$18,404
12/31/2021	$17,747	$25,365	$19,565
1/31/2022	$17,406	$23,873	$19,110
2/28/2022	$17,102	$23,272	$18,888
3/31/2022	$17,632	$24,026	$19,421
4/30/2022	$16,442	$21,870	$18,326
5/31/2022	$16,746	$21,841	$18,682
6/30/2022	$15,348	$20,014	$17,050
7/31/2022	$16,338	$21,891	$18,180
8/31/2022	$16,021	$21,074	$17,639
9/30/2022	$14,688	$19,120	$16,092
10/31/2022	$16,277	$20,688	$17,742
11/30/2022	$17,155	$21,768	$18,850
12/31/2022	$16,408	$20,493	$18,091
1/31/2023	$17,137	$21,905	$19,028
2/28/2023	$16,584	$21,393	$18,357
3/31/2023	$16,455	$21,965	$18,273
4/30/2023	$16,860	$22,199	$18,548
5/31/2023	$16,279	$22,285	$17,833
6/30/2023	$17,259	$23,807	$19,017
7/31/2023	$17,829	$24,661	$19,686
8/31/2023	$17,408	$24,185	$19,154
9/30/2023	$16,815	$23,032	$18,415
10/31/2023	$16,258	$22,422	$17,766
11/30/2023	$17,481	$24,513	$19,106
12/31/2023	$18,492	$25,813	$20,164
1/31/2024	$18,770	$26,099	$20,185
2/29/2024	$19,664	$27,512	$20,930
3/31/2024	$20,776	$28,399	$21,976
4/30/2024	$20,013	$27,150	$21,037
5/31/2024	$20,468	$28,432	$21,704
6/30/2024	$20,454	$29,313	$21,500
7/31/2024	$21,189	$29,857	$22,599
8/31/2024	$21,674	$30,507	$23,205
9/30/2024	$21,938	$31,138	$23,528
10/31/2024	$21,865	$30,910	$23,269
11/30/2024	$22,925	$32,966	$24,755
12/31/2024	$21,590	$31,958	$23,061
1/31/2025	$22,794	$32,967	$24,129
2/28/2025	$22,613	$32,336	$24,227
3/31/2025	$21,862	$30,449	$23,554
4/30/2025	$21,138	$30,245	$22,836
5/31/2025	$22,254	$32,162	$23,638
6/30/2025	$23,328	$33,796	$24,446
7/31/2025	$23,857	$34,540	$24,586
8/31/2025	$24,567	$35,340	$25,370
9/30/2025	$25,001	$36,559	$25,749
10/31/2025	$25,379	$37,343	$25,863

Average Annual Total Returns

I3C41	1 Year	5 Years	10 Years
Class A with Load	9.72%	16.47%	9.76%
Class A	16.07%	17.80%	10.38%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class A

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class A

Annual Shareholder Report

Transamerica Large Cap Value

Class C

TWQCX

October 31, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.74%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 15.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund at NAV outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Cap Value

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,158	$10,055	$10,038
12/31/2015	$9,938	$9,849	$9,822
1/31/2016	$9,427	$9,293	$9,315
2/29/2016	$9,612	$9,290	$9,312
3/31/2016	$10,231	$9,944	$9,983
4/30/2016	$10,487	$10,006	$10,193
5/31/2016	$10,761	$10,185	$10,351
6/30/2016	$10,567	$10,206	$10,441
7/31/2016	$11,071	$10,611	$10,744
8/31/2016	$11,309	$10,638	$10,827
9/30/2016	$11,210	$10,655	$10,804
10/31/2016	$10,900	$10,424	$10,637
11/30/2016	$11,520	$10,891	$11,245
12/31/2016	$11,985	$11,103	$11,526
1/31/2017	$11,851	$11,312	$11,608
2/28/2017	$12,293	$11,733	$12,025
3/31/2017	$12,322	$11,741	$11,902
4/30/2017	$12,380	$11,865	$11,880
5/31/2017	$12,303	$11,987	$11,868
6/30/2017	$12,569	$12,095	$12,062
7/31/2017	$12,771	$12,323	$12,223
8/31/2017	$12,463	$12,347	$12,080
10/31/2017	$13,011	$12,924	$12,528
11/30/2017	$13,223	$13,316	$12,912
12/31/2017	$13,341	$13,450	$13,101
1/31/2018	$13,827	$14,158	$13,607
2/28/2018	$13,212	$13,637	$12,957
3/31/2018	$12,873	$13,363	$12,729
4/30/2018	$13,111	$13,414	$12,771
5/31/2018	$13,413	$13,792	$12,847
6/30/2018	$13,402	$13,883	$12,879
7/31/2018	$13,878	$14,343	$13,389
8/31/2018	$14,051	$14,847	$13,587
9/30/2018	$14,051	$14,871	$13,614
10/31/2018	$12,991	$13,776	$12,909
11/30/2018	$13,121	$14,052	$13,294
12/31/2018	$11,835	$12,745	$12,018
1/31/2019	$13,040	$13,838	$12,953
2/28/2019	$13,353	$14,325	$13,367
3/31/2019	$13,404	$14,534	$13,452
4/30/2019	$13,912	$15,115	$13,929
5/31/2019	$12,523	$14,137	$13,033
6/30/2019	$13,413	$15,129	$13,969
7/31/2019	$13,522	$15,354	$14,085
8/31/2019	$12,590	$15,041	$13,671
9/30/2019	$13,286	$15,305	$14,158
10/31/2019	$13,225	$15,635	$14,356
11/30/2019	$13,407	$16,229	$14,800
12/31/2019	$13,813	$16,698	$15,207
1/31/2020	$13,263	$16,680	$14,880
2/29/2020	$11,836	$15,314	$13,439
3/31/2020	$9,392	$13,208	$11,142
4/30/2020	$10,636	$14,957	$12,395
5/31/2020	$11,226	$15,757	$12,820
6/30/2020	$11,258	$16,117	$12,735
7/31/2020	$11,422	$17,033	$13,238
8/31/2020	$11,887	$18,266	$13,785
9/30/2020	$11,555	$17,601	$13,447
10/31/2020	$11,404	$17,221	$13,270
11/30/2020	$13,319	$19,317	$15,055
12/31/2020	$13,823	$20,186	$15,632
1/31/2021	$13,836	$20,096	$15,489
2/28/2021	$14,620	$20,724	$16,425
3/31/2021	$15,594	$21,467	$17,392
4/30/2021	$16,290	$22,573	$18,087
5/31/2021	$16,618	$22,676	$18,509
6/30/2021	$16,492	$23,236	$18,297
7/31/2021	$16,694	$23,628	$18,444
8/31/2021	$16,947	$24,302	$18,809
9/30/2021	$16,429	$23,212	$18,155
10/31/2021	$17,643	$24,782	$19,077
11/30/2021	$16,960	$24,404	$18,404
12/31/2021	$17,931	$25,365	$19,565
1/31/2022	$17,571	$23,873	$19,110
2/28/2022	$17,262	$23,272	$18,888
3/31/2022	$17,782	$24,026	$19,421
4/30/2022	$16,573	$21,870	$18,326
5/31/2022	$16,869	$21,841	$18,682
6/30/2022	$15,454	$20,014	$17,050
7/31/2022	$16,444	$21,891	$18,180
8/31/2022	$16,110	$21,074	$17,639
9/30/2022	$14,765	$19,120	$16,092
10/31/2022	$16,348	$20,688	$17,742
11/30/2022	$17,211	$21,768	$18,850
12/31/2022	$16,463	$20,493	$18,091
1/31/2023	$17,172	$21,905	$19,028
2/28/2023	$16,613	$21,393	$18,357
3/31/2023	$16,476	$21,965	$18,273
4/30/2023	$16,872	$22,199	$18,548
5/31/2023	$16,271	$22,285	$17,833
6/30/2023	$17,252	$23,807	$19,017
7/31/2023	$17,798	$24,661	$19,686
8/31/2023	$17,375	$24,185	$19,154
9/30/2023	$16,771	$23,032	$18,415
10/31/2023	$16,211	$22,422	$17,766
11/30/2023	$17,413	$24,513	$19,106
12/31/2023	$18,406	$25,813	$20,164
1/31/2024	$18,670	$26,099	$20,185
2/29/2024	$19,552	$27,512	$20,930
3/31/2024	$20,628	$28,399	$21,976
4/30/2024	$19,864	$27,150	$21,037
5/31/2024	$20,305	$28,432	$21,704
6/30/2024	$20,281	$29,313	$21,500
7/31/2024	$21,001	$29,857	$22,599
8/31/2024	$21,471	$30,507	$23,205
9/30/2024	$21,708	$31,138	$23,528
10/31/2024	$21,620	$30,910	$23,269
11/30/2024	$22,663	$32,966	$24,755
12/31/2024	$21,326	$31,958	$23,061
1/31/2025	$22,509	$32,967	$24,129
2/28/2025	$22,315	$32,336	$24,227
3/31/2025	$21,557	$30,449	$23,554
4/30/2025	$20,823	$30,245	$22,836
5/31/2025	$21,916	$32,162	$23,638
6/30/2025	$22,962	$33,796	$24,446
7/31/2025	$23,472	$34,540	$24,586
8/31/2025	$24,146	$35,340	$25,370
9/30/2025	$24,566	$36,559	$25,749
10/31/2025	$24,911	$37,343	$25,863

Average Annual Total Returns

I3C43	1 Year	5 Years	10 Years
Class C with Load	14.22%	16.91%	9.56%
Class C	15.22%	16.91%	9.56%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class C

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class C

Annual Shareholder Report

Transamerica Large Cap Value

Class I

TWQIX

October 31, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 16.48%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Cap Value

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,957	$9,849	$9,822
1/31/2016	$9,449	$9,293	$9,315
2/29/2016	$9,641	$9,290	$9,312
3/31/2016	$10,280	$9,944	$9,983
4/30/2016	$10,544	$10,006	$10,193
5/31/2016	$10,817	$10,185	$10,351
6/30/2016	$10,639	$10,206	$10,441
7/31/2016	$11,159	$10,611	$10,744
8/31/2016	$11,407	$10,638	$10,827
9/30/2016	$11,316	$10,655	$10,804
10/31/2016	$11,014	$10,424	$10,637
11/30/2016	$11,643	$10,891	$11,245
12/31/2016	$12,133	$11,103	$11,526
1/31/2017	$11,998	$11,312	$11,608
2/28/2017	$12,451	$11,733	$12,025
3/31/2017	$12,492	$11,741	$11,902
4/30/2017	$12,569	$11,865	$11,880
5/31/2017	$12,502	$11,987	$11,868
6/30/2017	$12,780	$12,095	$12,062
7/31/2017	$12,994	$12,323	$12,223
8/31/2017	$12,693	$12,347	$12,080
10/31/2017	$13,278	$12,924	$12,528
11/30/2017	$13,501	$13,316	$12,912
12/31/2017	$13,635	$13,450	$13,101
1/31/2018	$14,148	$14,158	$13,607
2/28/2018	$13,526	$13,637	$12,957
3/31/2018	$13,186	$13,363	$12,729
4/30/2018	$13,448	$13,414	$12,771
5/31/2018	$13,765	$13,792	$12,847
6/30/2018	$13,766	$13,883	$12,879
7/31/2018	$14,271	$14,343	$13,389
8/31/2018	$14,457	$14,847	$13,587
9/30/2018	$14,470	$14,871	$13,614
10/31/2018	$13,381	$13,776	$12,909
11/30/2018	$13,535	$14,052	$13,294
12/31/2018	$12,217	$12,745	$12,018
1/31/2019	$13,470	$13,838	$12,953
2/28/2019	$13,813	$14,325	$13,367
3/31/2019	$13,875	$14,534	$13,452
4/30/2019	$14,406	$15,115	$13,929
5/31/2019	$12,975	$14,137	$13,033
6/30/2019	$13,909	$15,129	$13,969
7/31/2019	$14,033	$15,354	$14,085
8/31/2019	$13,079	$15,041	$13,671
9/30/2019	$13,829	$15,305	$14,158
10/31/2019	$13,767	$15,635	$14,356
11/30/2019	$13,979	$16,229	$14,800
12/31/2019	$14,414	$16,698	$15,207
1/31/2020	$13,860	$16,680	$14,880
2/29/2020	$12,379	$15,314	$13,439
3/31/2020	$9,828	$13,208	$11,142
4/30/2020	$11,152	$14,957	$12,395
5/31/2020	$11,775	$15,757	$12,820
6/30/2020	$11,820	$16,117	$12,735
7/31/2020	$11,990	$17,033	$13,238
8/31/2020	$12,511	$18,266	$13,785
9/30/2020	$12,154	$17,601	$13,447
10/31/2020	$12,023	$17,221	$13,270
11/30/2020	$14,043	$19,317	$15,055
12/31/2020	$14,604	$20,186	$15,632
1/31/2021	$14,617	$20,096	$15,489
2/28/2021	$15,461	$20,724	$16,425
3/31/2021	$16,505	$21,467	$17,392
4/30/2021	$17,259	$22,573	$18,087
5/31/2021	$17,629	$22,676	$18,509
6/30/2021	$17,520	$23,236	$18,297
7/31/2021	$17,744	$23,628	$18,444
8/31/2021	$18,022	$24,302	$18,809
9/30/2021	$17,482	$23,212	$18,155
10/31/2021	$18,807	$24,782	$19,077
11/30/2021	$18,091	$24,404	$18,404
12/31/2021	$19,143	$25,365	$19,565
1/31/2022	$18,779	$23,873	$19,110
2/28/2022	$18,454	$23,272	$18,888
3/31/2022	$19,032	$24,026	$19,421
4/30/2022	$17,772	$21,870	$18,326
5/31/2022	$18,111	$21,841	$18,682
6/30/2022	$16,600	$20,014	$17,050
7/31/2022	$17,687	$21,891	$18,180
8/31/2022	$17,347	$21,074	$17,639
9/30/2022	$15,904	$19,120	$16,092
10/31/2022	$17,628	$20,688	$17,742
11/30/2022	$18,583	$21,768	$18,850
12/31/2022	$17,781	$20,493	$18,091
1/31/2023	$18,576	$21,905	$19,028
2/28/2023	$17,983	$21,393	$18,357
3/31/2023	$17,842	$21,965	$18,273
4/30/2023	$18,292	$22,199	$18,548
5/31/2023	$17,668	$22,285	$17,833
6/30/2023	$18,734	$23,807	$19,017
7/31/2023	$19,360	$24,661	$19,686
8/31/2023	$18,908	$24,185	$19,154
9/30/2023	$18,284	$23,032	$18,415
10/31/2023	$17,684	$22,422	$17,766
11/30/2023	$19,014	$24,513	$19,106
12/31/2023	$20,114	$25,813	$20,164
1/31/2024	$20,429	$26,099	$20,185
2/29/2024	$21,389	$27,512	$20,930
3/31/2024	$22,615	$28,399	$21,976
4/30/2024	$21,778	$27,150	$21,037
5/31/2024	$22,299	$28,432	$21,704
6/30/2024	$22,282	$29,313	$21,500
7/31/2024	$23,089	$29,857	$22,599
8/31/2024	$23,643	$30,507	$23,205
9/30/2024	$23,910	$31,138	$23,528
10/31/2024	$23,846	$30,910	$23,269
11/30/2024	$25,020	$32,966	$24,755
12/31/2024	$23,563	$31,958	$23,061
1/31/2025	$24,892	$32,967	$24,129
2/28/2025	$24,697	$32,336	$24,227
3/31/2025	$23,886	$30,449	$23,554
4/30/2025	$23,090	$30,245	$22,836
5/31/2025	$24,325	$32,162	$23,638
6/30/2025	$25,502	$33,796	$24,446
7/31/2025	$26,088	$34,540	$24,586
8/31/2025	$26,887	$35,340	$25,370
9/30/2025	$27,368	$36,559	$25,749
10/31/2025	$27,776	$37,343	$25,863

Average Annual Total Returns

I3C48	1 Year	5 Years	10 Years
Class I	16.48%	18.23%	10.76%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class I

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I

Annual Shareholder Report

Transamerica Large Cap Value

Class I2

TWQZX

October 31, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$68	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 16.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Cap Value

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,959	$9,849	$9,822
1/31/2016	$9,450	$9,293	$9,315
2/29/2016	$9,643	$9,290	$9,312
3/31/2016	$10,285	$9,944	$9,983
4/30/2016	$10,549	$10,006	$10,193
5/31/2016	$10,831	$10,185	$10,351
6/30/2016	$10,646	$10,206	$10,441
7/31/2016	$11,168	$10,611	$10,744
8/31/2016	$11,415	$10,638	$10,827
9/30/2016	$11,327	$10,655	$10,804
10/31/2016	$11,025	$10,424	$10,637
11/30/2016	$11,655	$10,891	$11,245
12/31/2016	$12,148	$11,103	$11,526
1/31/2017	$12,013	$11,312	$11,608
2/28/2017	$12,476	$11,733	$12,025
3/31/2017	$12,510	$11,741	$11,902
4/30/2017	$12,587	$11,865	$11,880
5/31/2017	$12,519	$11,987	$11,868
6/30/2017	$12,801	$12,095	$12,062
7/31/2017	$13,015	$12,323	$12,223
8/31/2017	$12,714	$12,347	$12,080
10/31/2017	$13,303	$12,924	$12,528
11/30/2017	$13,527	$13,316	$12,912
12/31/2017	$13,665	$13,450	$13,101
1/31/2018	$14,178	$14,158	$13,607
2/28/2018	$13,555	$13,637	$12,957
3/31/2018	$13,217	$13,363	$12,729
4/30/2018	$13,480	$13,414	$12,771
5/31/2018	$13,798	$13,792	$12,847
6/30/2018	$13,802	$13,883	$12,879
7/31/2018	$14,309	$14,343	$13,389
8/31/2018	$14,496	$14,847	$13,587
9/30/2018	$14,513	$14,871	$13,614
10/31/2018	$13,430	$13,776	$12,909
11/30/2018	$13,574	$14,052	$13,294
12/31/2018	$12,255	$12,745	$12,018
1/31/2019	$13,512	$13,838	$12,953
2/28/2019	$13,858	$14,325	$13,367
3/31/2019	$13,923	$14,534	$13,452
4/30/2019	$14,456	$15,115	$13,929
5/31/2019	$13,031	$14,137	$13,033
6/30/2019	$13,961	$15,129	$13,969
7/31/2019	$14,098	$15,354	$14,085
8/31/2019	$13,127	$15,041	$13,671
9/30/2019	$13,883	$15,305	$14,158
10/31/2019	$13,820	$15,635	$14,356
11/30/2019	$14,033	$16,229	$14,800
12/31/2019	$14,471	$16,698	$15,207
1/31/2020	$13,914	$16,680	$14,880
2/29/2020	$12,426	$15,314	$13,439
3/31/2020	$9,863	$13,208	$11,142
4/30/2020	$11,194	$14,957	$12,395
5/31/2020	$11,820	$15,757	$12,820
6/30/2020	$11,866	$16,117	$12,735
7/31/2020	$12,050	$17,033	$13,238
8/31/2020	$12,561	$18,266	$13,785
9/30/2020	$12,216	$17,601	$13,447
10/31/2020	$12,071	$17,221	$13,270
11/30/2020	$14,100	$19,317	$15,055
12/31/2020	$14,655	$20,186	$15,632
1/31/2021	$14,682	$20,096	$15,489
2/28/2021	$15,517	$20,724	$16,425
3/31/2021	$16,571	$21,467	$17,392
4/30/2021	$17,329	$22,573	$18,087
5/31/2021	$17,701	$22,676	$18,509
6/30/2021	$17,582	$23,236	$18,297
7/31/2021	$17,808	$23,628	$18,444
8/31/2021	$18,101	$24,302	$18,809
9/30/2021	$17,562	$23,212	$18,155
10/31/2021	$18,882	$24,782	$19,077
11/30/2021	$18,162	$24,404	$18,404
12/31/2021	$19,224	$25,365	$19,565
1/31/2022	$18,857	$23,873	$19,110
2/28/2022	$18,531	$23,272	$18,888
3/31/2022	$19,117	$24,026	$19,421
4/30/2022	$17,835	$21,870	$18,326
5/31/2022	$18,162	$21,841	$18,682
6/30/2022	$16,660	$20,014	$17,050
7/31/2022	$17,740	$21,891	$18,180
8/31/2022	$17,398	$21,074	$17,639
9/30/2022	$15,950	$19,120	$16,092
10/31/2022	$17,679	$20,688	$17,742
11/30/2022	$18,640	$21,768	$18,850
12/31/2022	$17,837	$20,493	$18,091
1/31/2023	$18,638	$21,905	$19,028
2/28/2023	$18,041	$21,393	$18,357
3/31/2023	$17,904	$21,965	$18,273
4/30/2023	$18,342	$22,199	$18,548
5/31/2023	$17,728	$22,285	$17,833
6/30/2023	$18,805	$23,807	$19,017
7/31/2023	$19,422	$24,661	$19,686
8/31/2023	$18,982	$24,185	$19,154
9/30/2023	$18,342	$23,032	$18,415
10/31/2023	$17,739	$22,422	$17,766
11/30/2023	$19,078	$24,513	$19,106
12/31/2023	$20,176	$25,813	$20,164
1/31/2024	$20,493	$26,099	$20,185
2/29/2024	$21,461	$27,512	$20,930
3/31/2024	$22,685	$28,399	$21,976
4/30/2024	$21,858	$27,150	$21,037
5/31/2024	$22,367	$28,432	$21,704
6/30/2024	$22,354	$29,313	$21,500
7/31/2024	$23,168	$29,857	$22,599
8/31/2024	$23,711	$30,507	$23,205
9/30/2024	$24,001	$31,138	$23,528
10/31/2024	$23,921	$30,910	$23,269
11/30/2024	$25,106	$32,966	$24,755
12/31/2024	$23,641	$31,958	$23,061
1/31/2025	$24,965	$32,967	$24,129
2/28/2025	$24,785	$32,336	$24,227
3/31/2025	$23,973	$30,449	$23,554
4/30/2025	$23,169	$30,245	$22,836
5/31/2025	$24,415	$32,162	$23,638
6/30/2025	$25,592	$33,796	$24,446
7/31/2025	$26,185	$34,540	$24,586
8/31/2025	$26,974	$35,340	$25,370
9/30/2025	$27,466	$36,559	$25,749
10/31/2025	$27,861	$37,343	$25,863

Average Annual Total Returns

I3C44	1 Year	5 Years	10 Years
Class I2	16.47%	18.21%	10.79%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class I2

Annual Shareholder Report

Transamerica Large Cap Value

Class R6

TALCX

October 31, 2025

Fund Overview

Transamerica Large Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 16.46%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  The Fund outperformed the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Stock selection drove the outperformance as performance from sector allocation was approximately neutral. Though a net neutral effect to results, sector allocation varied, as positive impacts from underweights to consumer staples and manufacturing were offset by negative effects from overweights to both the healthcare and transportation sectors.

  At the sector level, stock selection in technology, consumer services, and financial services contributed the most to performance, while selection in energy and consumer staples detracted the most during the period.

  At the stock level, the overweight to Broadcom, Inc. contributed the most to benchmark relative performance. Shares of Broadcom, Inc., a provider of semiconductor components and enterprise software solution, rallied given it is uniquely positioned within the AI landscape.

  The overweight position in UnitedHealth Group, Inc. was the largest detractor from benchmark relative performance during the period. Shares of the health insurance and health care services company underperformed following a disappointing earnings report in April and took another leg down in May when the company formally withdrew its 2025 guidance, and the CEO stepped down unexpectedly. The Fund no longer owns shares of the company.

  The views expressed reflect the opinions of Great Lakes Advisors, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Cap Value

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,172	$10,055	$10,038
12/31/2015	$9,950	$9,849	$9,822
1/31/2016	$9,450	$9,293	$9,315
2/29/2016	$9,643	$9,290	$9,312
3/31/2016	$10,276	$9,944	$9,983
4/30/2016	$10,549	$10,006	$10,193
5/31/2016	$10,831	$10,185	$10,351
6/30/2016	$10,646	$10,206	$10,441
7/31/2016	$11,168	$10,611	$10,744
8/31/2016	$11,415	$10,638	$10,827
9/30/2016	$11,327	$10,655	$10,804
10/31/2016	$11,025	$10,424	$10,637
11/30/2016	$11,655	$10,891	$11,245
12/31/2016	$12,148	$11,103	$11,526
1/31/2017	$12,013	$11,312	$11,608
2/28/2017	$12,476	$11,733	$12,025
3/31/2017	$12,510	$11,741	$11,902
4/30/2017	$12,587	$11,865	$11,880
5/31/2017	$12,520	$11,987	$11,868
6/30/2017	$12,802	$12,095	$12,062
7/31/2017	$13,016	$12,323	$12,223
8/31/2017	$12,714	$12,347	$12,080
10/31/2017	$13,303	$12,924	$12,528
11/30/2017	$13,528	$13,316	$12,912
12/31/2017	$13,665	$13,450	$13,101
1/31/2018	$14,179	$14,158	$13,607
2/28/2018	$13,556	$13,637	$12,957
3/31/2018	$13,217	$13,363	$12,729
4/30/2018	$13,480	$13,414	$12,771
5/31/2018	$13,798	$13,792	$12,847
6/30/2018	$13,803	$13,883	$12,879
7/31/2018	$14,309	$14,343	$13,389
8/31/2018	$14,497	$14,847	$13,587
9/30/2018	$14,513	$14,871	$13,614
10/31/2018	$13,431	$13,776	$12,909
11/30/2018	$13,585	$14,052	$13,294
12/31/2018	$12,268	$12,745	$12,018
1/31/2019	$13,513	$13,838	$12,953
2/28/2019	$13,858	$14,325	$13,367
3/31/2019	$13,924	$14,534	$13,452
4/30/2019	$14,456	$15,115	$13,929
5/31/2019	$13,032	$14,137	$13,033
6/30/2019	$13,962	$15,129	$13,969
7/31/2019	$14,099	$15,354	$14,085
8/31/2019	$13,140	$15,041	$13,671
9/30/2019	$13,883	$15,305	$14,158
10/31/2019	$13,821	$15,635	$14,356
11/30/2019	$14,033	$16,229	$14,800
12/31/2019	$14,471	$16,698	$15,207
1/31/2020	$13,915	$16,680	$14,880
2/29/2020	$12,426	$15,314	$13,439
3/31/2020	$9,864	$13,208	$11,142
4/30/2020	$11,195	$14,957	$12,395
5/31/2020	$11,821	$15,757	$12,820
6/30/2020	$11,866	$16,117	$12,735
7/31/2020	$12,050	$17,033	$13,238
8/31/2020	$12,561	$18,266	$13,785
9/30/2020	$12,216	$17,601	$13,447
10/31/2020	$12,071	$17,221	$13,270
11/30/2020	$14,101	$19,317	$15,055
12/31/2020	$14,656	$20,186	$15,632
1/31/2021	$14,682	$20,096	$15,489
2/28/2021	$15,518	$20,724	$16,425
3/31/2021	$16,572	$21,467	$17,392
4/30/2021	$17,329	$22,573	$18,087
5/31/2021	$17,701	$22,676	$18,509
6/30/2021	$17,582	$23,236	$18,297
7/31/2021	$17,822	$23,628	$18,444
8/31/2021	$18,101	$24,302	$18,809
9/30/2021	$17,562	$23,212	$18,155
10/31/2021	$18,882	$24,782	$19,077
11/30/2021	$18,175	$24,404	$18,404
12/31/2021	$19,225	$25,365	$19,565
1/31/2022	$18,858	$23,873	$19,110
2/28/2022	$18,532	$23,272	$18,888
3/31/2022	$19,118	$24,026	$19,421
4/30/2022	$17,836	$21,870	$18,326
5/31/2022	$18,177	$21,841	$18,682
6/30/2022	$16,660	$20,014	$17,050
7/31/2022	$17,741	$21,891	$18,180
8/31/2022	$17,399	$21,074	$17,639
9/30/2022	$15,950	$19,120	$16,092
10/31/2022	$17,680	$20,688	$17,742
11/30/2022	$18,641	$21,768	$18,850
12/31/2022	$17,837	$20,493	$18,091
1/31/2023	$18,638	$21,905	$19,028
2/28/2023	$18,041	$21,393	$18,357
3/31/2023	$17,904	$21,965	$18,273
4/30/2023	$18,342	$22,199	$18,548
5/31/2023	$17,728	$22,285	$17,833
6/30/2023	$18,805	$23,807	$19,017
7/31/2023	$19,436	$24,661	$19,686
8/31/2023	$18,981	$24,185	$19,154
9/30/2023	$18,342	$23,032	$18,415
10/31/2023	$17,739	$22,422	$17,766
11/30/2023	$19,078	$24,513	$19,106
12/31/2023	$20,175	$25,813	$20,164
1/31/2024	$20,492	$26,099	$20,185
2/29/2024	$21,475	$27,512	$20,930
3/31/2024	$22,683	$28,399	$21,976
4/30/2024	$21,856	$27,150	$21,037
5/31/2024	$22,365	$28,432	$21,704
6/30/2024	$22,369	$29,313	$21,500
7/31/2024	$23,183	$29,857	$22,599
8/31/2024	$23,725	$30,507	$23,205
9/30/2024	$24,000	$31,138	$23,528
10/31/2024	$23,936	$30,910	$23,269
11/30/2024	$25,104	$32,966	$24,755
12/31/2024	$23,656	$31,958	$23,061
1/31/2025	$24,980	$32,967	$24,129
2/28/2025	$24,784	$32,336	$24,227
3/31/2025	$23,971	$30,449	$23,554
4/30/2025	$23,168	$30,245	$22,836
5/31/2025	$24,414	$32,162	$23,638
6/30/2025	$25,607	$33,796	$24,446
7/31/2025	$26,183	$34,540	$24,586
8/31/2025	$26,972	$35,340	$25,370
9/30/2025	$27,464	$36,559	$25,749
10/31/2025	$27,876	$37,343	$25,863

Average Annual Total Returns

I3C4B	1 Year	5 Years	10 Years
Class R6	16.46%	18.22%	10.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$2,346,452,915
Number of Portfolio Holdings	46
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,199,849

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.0%
Industrials	17.2
Health Care	14.4
Communication Services	10.4
Consumer Discretionary	9.7
Information Technology	7.9
Energy	5.9
Consumer Staples	3.6
Materials	3.2
Real Estate	2.9
Utilities	1.9
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.1%
Alphabet, Inc., Class A	3.7
Wells Fargo & Co.	3.7
Amazon.com, Inc.	3.4
Exxon Mobil Corp.	3.1
Blackrock, Inc.	3.0
RTX Corp.	3.0
Micron Technology, Inc.	2.8
Abbott Laboratories	2.8
Walt Disney Co.	2.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Cap Value

Class R6

Annual Shareholder Report

Transamerica Large Core ESG

Class A

TLACX

October 31, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.97%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 19.76%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund at NAV underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Core ESG

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,267	$10,336
4/30/2023	$10,386	$10,497
5/31/2023	$10,416	$10,543
6/30/2023	$11,095	$11,239
7/31/2023	$11,464	$11,600
8/31/2023	$11,285	$11,416
9/30/2023	$10,774	$10,871
10/31/2023	$10,554	$10,643
11/30/2023	$11,453	$11,615
12/31/2023	$11,986	$12,142
1/31/2024	$12,243	$12,347
2/29/2024	$12,875	$13,006
3/31/2024	$13,374	$13,424
4/30/2024	$12,762	$12,876
5/31/2024	$13,310	$13,514
6/30/2024	$13,732	$13,999
7/31/2024	$13,882	$14,170
8/31/2024	$14,151	$14,513
9/30/2024	$14,375	$14,823
10/31/2024	$14,288	$14,689
11/30/2024	$15,182	$15,551
12/31/2024	$14,647	$15,180
1/31/2025	$14,976	$15,603
2/28/2025	$14,779	$15,400
3/31/2025	$13,989	$14,532
4/30/2025	$13,844	$14,433
5/31/2025	$14,782	$15,342
6/30/2025	$15,472	$16,122
7/31/2025	$15,882	$16,484
8/31/2025	$16,253	$16,818
9/30/2025	$16,740	$17,432
10/31/2025	$17,111	$17,840

Average Annual Total Returns

I0DE1	1 Year	Since Inception 3/1/23
Class A with Load	13.19%	22.62%
Class A	19.76%	22.62%
S&P 500®IndexFootnote Reference(a)	21.45%	24.58%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class A

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class A

Annual Shareholder Report

Transamerica Large Core ESG

Class I3

TLATX

October 31, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$61	0.55%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 20.15%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Core ESG

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,956	$10,000
4/30/2017	$9,996	$10,102
5/31/2017	$10,116	$10,245
6/30/2017	$10,212	$10,308
7/31/2017	$10,423	$10,520
8/31/2017	$10,443	$10,553
9/30/2017	$10,756	$10,770
10/31/2017	$11,109	$11,022
11/30/2017	$11,522	$11,360
12/31/2017	$11,704	$11,486
1/31/2018	$12,251	$12,144
2/28/2018	$11,714	$11,696
3/31/2018	$11,589	$11,399
4/30/2018	$11,674	$11,443
5/31/2018	$11,906	$11,718
6/30/2018	$11,795	$11,790
7/31/2018	$12,239	$12,229
8/31/2018	$12,577	$12,627
9/30/2018	$12,646	$12,699
10/31/2018	$11,797	$11,831
11/30/2018	$11,988	$12,072
12/31/2018	$10,934	$10,982
1/31/2019	$11,763	$11,862
2/28/2019	$12,165	$12,243
3/31/2019	$12,290	$12,481
4/30/2019	$12,732	$12,987
5/31/2019	$11,861	$12,161
6/30/2019	$12,675	$13,018
7/31/2019	$12,832	$13,206
8/31/2019	$12,506	$12,996
9/30/2019	$12,777	$13,240
10/31/2019	$13,039	$13,526
11/30/2019	$13,524	$14,017
12/31/2019	$13,895	$14,440
1/31/2020	$13,869	$14,435
2/29/2020	$12,707	$13,246
3/31/2020	$11,065	$11,610
4/30/2020	$12,509	$13,099
5/31/2020	$13,106	$13,723
6/30/2020	$13,364	$13,996
7/31/2020	$14,082	$14,785
8/31/2020	$15,053	$15,847
9/30/2020	$14,433	$15,245
10/31/2020	$14,032	$14,840
11/30/2020	$15,526	$16,464
12/31/2020	$16,069	$17,097
1/31/2021	$16,026	$16,925
2/28/2021	$16,344	$17,391
3/31/2021	$17,191	$18,153
4/30/2021	$18,136	$19,122
5/31/2021	$18,237	$19,255
6/30/2021	$18,638	$19,705
7/31/2021	$19,060	$20,173
8/31/2021	$19,715	$20,786
9/30/2021	$18,734	$19,820
10/31/2021	$19,959	$21,208
11/30/2021	$19,857	$21,061
12/31/2021	$20,845	$22,005
1/31/2022	$19,909	$20,866
2/28/2022	$19,365	$20,242
3/31/2022	$20,015	$20,993
4/30/2022	$18,378	$19,163
5/31/2022	$18,464	$19,198
6/30/2022	$16,877	$17,613
7/31/2022	$18,398	$19,237
8/31/2022	$17,732	$18,453
9/30/2022	$16,127	$16,753
10/31/2022	$17,448	$18,109
11/30/2022	$18,443	$19,121
12/31/2022	$17,382	$18,020
1/31/2023	$18,524	$19,152
2/28/2023	$18,162	$18,685
3/31/2023	$18,705	$19,371
4/30/2023	$18,923	$19,673
5/31/2023	$18,996	$19,759
6/30/2023	$20,241	$21,064
7/31/2023	$20,915	$21,741
8/31/2023	$20,587	$21,395
9/30/2023	$19,648	$20,375
10/31/2023	$19,265	$19,946
11/30/2023	$20,927	$21,768
12/31/2023	$21,901	$22,757
1/31/2024	$22,372	$23,139
2/29/2024	$23,549	$24,375
3/31/2024	$24,446	$25,159
4/30/2024	$23,364	$24,131
5/31/2024	$24,367	$25,328
6/30/2024	$25,149	$26,237
7/31/2024	$25,445	$26,556
8/31/2024	$25,938	$27,200
9/30/2024	$26,368	$27,781
10/31/2024	$26,210	$27,529
11/30/2024	$27,850	$29,145
12/31/2024	$26,863	$28,450
1/31/2025	$27,469	$29,243
2/28/2025	$27,130	$28,861
3/31/2025	$25,678	$27,235
4/30/2025	$25,435	$27,050
5/31/2025	$27,161	$28,753
6/30/2025	$28,465	$30,215
7/31/2025	$29,221	$30,893
8/31/2025	$29,928	$31,519
9/30/2025	$30,808	$32,670
10/31/2025	$31,491	$33,435

Average Annual Total Returns

I0DED	1 Year	5 Years	Since Inception 3/10/17
Class I3	20.15%	17.55%	14.19%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.98%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class I3

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class I3

Annual Shareholder Report

Transamerica Large Core ESG

Class R

TLARX

October 31, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.05%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 19.54%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Core ESG

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,953	$10,000
4/30/2017	$9,993	$10,102
5/31/2017	$10,113	$10,245
6/30/2017	$10,197	$10,308
7/31/2017	$10,398	$10,520
8/31/2017	$10,418	$10,553
9/30/2017	$10,727	$10,770
10/31/2017	$11,068	$11,022
11/30/2017	$11,481	$11,360
12/31/2017	$11,658	$11,486
1/31/2018	$12,192	$12,144
2/28/2018	$11,658	$11,696
3/31/2018	$11,528	$11,399
4/30/2018	$11,612	$11,443
5/31/2018	$11,833	$11,718
6/30/2018	$11,717	$11,790
7/31/2018	$12,159	$12,229
8/31/2018	$12,485	$12,627
9/30/2018	$12,548	$12,699
10/31/2018	$11,695	$11,831
11/30/2018	$11,885	$12,072
12/31/2018	$10,832	$10,982
1/31/2019	$11,653	$11,862
2/28/2019	$12,051	$12,243
3/31/2019	$12,173	$12,481
4/30/2019	$12,598	$12,987
5/31/2019	$11,723	$12,161
6/30/2019	$12,527	$13,018
7/31/2019	$12,682	$13,206
8/31/2019	$12,359	$12,996
9/30/2019	$12,612	$13,240
10/31/2019	$12,870	$13,526
11/30/2019	$13,336	$14,017
12/31/2019	$13,698	$14,440
1/31/2020	$13,672	$14,435
2/29/2020	$12,515	$13,246
3/31/2020	$10,891	$11,610
4/30/2020	$12,312	$13,099
5/31/2020	$12,899	$13,723
6/30/2020	$13,151	$13,996
7/31/2020	$13,843	$14,785
8/31/2020	$14,798	$15,847
9/30/2020	$14,183	$15,245
10/31/2020	$13,777	$14,840
11/30/2020	$15,244	$16,464
12/31/2020	$15,771	$17,097
1/31/2021	$15,729	$16,925
2/28/2021	$16,027	$17,391
3/31/2021	$16,852	$18,153
4/30/2021	$17,763	$19,122
5/31/2021	$17,862	$19,255
6/30/2021	$18,246	$19,705
7/31/2021	$18,645	$20,173
8/31/2021	$19,272	$20,786
9/30/2021	$18,317	$19,820
10/31/2021	$19,514	$21,208
11/30/2021	$19,386	$21,061
12/31/2021	$20,351	$22,005
1/31/2022	$19,422	$20,866
2/28/2022	$18,891	$20,242
3/31/2022	$19,518	$20,993
4/30/2022	$17,924	$19,163
5/31/2022	$17,990	$19,198
6/30/2022	$16,438	$17,613
7/31/2022	$17,919	$19,237
8/31/2022	$17,254	$18,453
9/30/2022	$15,687	$16,753
10/31/2022	$16,971	$18,109
11/30/2022	$17,938	$19,121
12/31/2022	$16,886	$18,020
1/31/2023	$17,994	$19,152
2/28/2023	$17,625	$18,685
3/31/2023	$18,147	$19,371
4/30/2023	$18,341	$19,673
5/31/2023	$18,429	$19,759
6/30/2023	$19,612	$21,064
7/31/2023	$20,265	$21,741
8/31/2023	$19,947	$21,395
9/30/2023	$19,032	$20,375
10/31/2023	$18,643	$19,946
11/30/2023	$20,232	$21,768
12/31/2023	$21,184	$22,757
1/31/2024	$21,620	$23,139
2/29/2024	$22,738	$24,375
3/31/2024	$23,615	$25,159
4/30/2024	$22,553	$24,131
5/31/2024	$23,521	$25,328
6/30/2024	$24,247	$26,237
7/31/2024	$24,532	$26,556
8/31/2024	$24,987	$27,200
9/30/2024	$25,393	$27,781
10/31/2024	$25,241	$27,529
11/30/2024	$26,819	$29,145
12/31/2024	$25,842	$28,450
1/31/2025	$26,424	$29,243
2/28/2025	$26,098	$28,861
3/31/2025	$24,672	$27,235
4/30/2025	$24,439	$27,050
5/31/2025	$26,094	$28,753
6/30/2025	$27,313	$30,215
7/31/2025	$28,036	$30,893
8/31/2025	$28,690	$31,519
9/30/2025	$29,543	$32,670
10/31/2025	$30,174	$33,435

Average Annual Total Returns

I0DE5	1 Year	5 Years	Since Inception 3/10/17
Class R	19.54%	16.98%	13.62%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.98%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R

Annual Shareholder Report

Transamerica Large Core ESG

Class R4

TLAFX

October 31, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$89	0.81%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 19.87%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Core ESG

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index
10/31/2015	$10,000	$10,000
11/30/2015	$9,947	$10,030
12/31/2015	$9,716	$9,872
1/31/2016	$8,943	$9,382
2/29/2016	$8,983	$9,369
3/31/2016	$9,600	$10,005
4/30/2016	$9,492	$10,043
5/31/2016	$9,559	$10,224
6/30/2016	$9,459	$10,250
7/31/2016	$9,849	$10,628
8/31/2016	$9,930	$10,643
9/30/2016	$9,976	$10,645
10/31/2016	$9,773	$10,451
11/30/2016	$10,273	$10,838
12/31/2016	$10,473	$11,052
1/31/2017	$10,581	$11,262
2/28/2017	$11,028	$11,709
3/31/2017	$10,980	$11,723
4/30/2017	$11,024	$11,843
5/31/2017	$11,156	$12,010
6/30/2017	$11,255	$12,085
7/31/2017	$11,487	$12,333
8/31/2017	$11,510	$12,371
9/30/2017	$11,847	$12,626
10/31/2017	$12,224	$12,921
11/30/2017	$12,680	$13,317
12/31/2017	$12,882	$13,465
1/31/2018	$13,484	$14,236
2/28/2018	$12,894	$13,711
3/31/2018	$12,748	$13,363
4/30/2018	$12,840	$13,414
5/31/2018	$13,084	$13,737
6/30/2018	$12,963	$13,822
7/31/2018	$13,451	$14,336
8/31/2018	$13,812	$14,803
9/30/2018	$13,890	$14,887
10/31/2018	$12,958	$13,870
11/30/2018	$13,168	$14,153
12/31/2018	$11,998	$12,875
1/31/2019	$12,907	$13,906
2/28/2019	$13,348	$14,353
3/31/2019	$13,492	$14,632
4/30/2019	$13,962	$15,224
5/31/2019	$13,007	$14,257
6/30/2019	$13,888	$15,262
7/31/2019	$14,060	$15,481
8/31/2019	$13,702	$15,236
9/30/2019	$13,986	$15,521
10/31/2019	$14,273	$15,857
11/30/2019	$14,804	$16,433
12/31/2019	$15,198	$16,928
1/31/2020	$15,169	$16,922
2/29/2020	$13,899	$15,529
3/31/2020	$12,093	$13,611
4/30/2020	$13,672	$15,356
5/31/2020	$14,323	$16,087
6/30/2020	$14,597	$16,407
7/31/2020	$15,381	$17,332
8/31/2020	$16,441	$18,578
9/30/2020	$15,768	$17,872
10/31/2020	$15,317	$17,397
11/30/2020	$16,947	$19,301
12/31/2020	$17,527	$20,043
1/31/2021	$17,480	$19,841
2/28/2021	$17,827	$20,388
3/31/2021	$18,755	$21,281
4/30/2021	$19,769	$22,416
5/31/2021	$19,880	$22,573
6/30/2021	$20,304	$23,100
7/31/2021	$20,764	$23,649
8/31/2021	$21,478	$24,368
9/30/2021	$20,412	$23,234
10/31/2021	$21,731	$24,862
11/30/2021	$21,619	$24,690
12/31/2021	$22,677	$25,797
1/31/2022	$21,660	$24,462
2/28/2022	$21,068	$23,729
3/31/2022	$21,781	$24,610
4/30/2022	$19,982	$22,464
5/31/2022	$20,075	$22,505
6/30/2022	$18,337	$20,648
7/31/2022	$20,009	$22,552
8/31/2022	$19,266	$21,632
9/30/2022	$17,530	$19,640
10/31/2022	$18,964	$21,230
11/30/2022	$20,045	$22,416
12/31/2022	$18,861	$21,125
1/31/2023	$20,119	$22,452
2/28/2023	$19,706	$21,904
3/31/2023	$20,303	$22,708
4/30/2023	$20,520	$23,063
5/31/2023	$20,598	$23,163
6/30/2023	$21,954	$24,693
7/31/2023	$22,684	$25,487
8/31/2023	$22,309	$25,081
9/30/2023	$21,298	$23,885
10/31/2023	$20,883	$23,383
11/30/2023	$22,663	$25,518
12/31/2023	$23,721	$26,678
1/31/2024	$24,231	$27,126
2/29/2024	$25,484	$28,574
3/31/2024	$26,482	$29,494
4/30/2024	$25,291	$28,289
5/31/2024	$26,376	$29,692
6/30/2024	$27,206	$30,757
7/31/2024	$27,504	$31,132
8/31/2024	$28,037	$31,887
9/30/2024	$28,507	$32,568
10/31/2024	$28,336	$32,272
11/30/2024	$30,107	$34,167
12/31/2024	$29,039	$33,352
1/31/2025	$29,692	$34,281
2/28/2025	$29,326	$33,834
3/31/2025	$27,742	$31,928
4/30/2025	$27,480	$31,711
5/31/2025	$29,340	$33,707
6/30/2025	$30,730	$35,421
7/31/2025	$31,543	$36,216
8/31/2025	$32,278	$36,950
9/30/2025	$33,230	$38,299
10/31/2025	$33,965	$39,196

Average Annual Total Returns

I0DEE	1 Year	5 Years	10 Years
Class R4	19.87%	17.27%	13.01%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R4

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R4

Annual Shareholder Report

Transamerica Large Core ESG

Class R6

TLASX

October 31, 2025

Fund Overview

Transamerica Large Core ESG (the "Fund") seeks to provide capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.55%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 20.18%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%.

  The Fund underperformed its benchmark, S&P 500, during the fiscal year. The poorest performing sectors were consumer discretionary and information technology relative to the benchmark. The top performing sectors were real estate and health care.

   From the sub-adviser’s proprietary life-cycle category perspective, exceptional growth holdings underperformed, and mature turnaround holdings outperformed. Exceptional growth companies have the highest growth rates relative to their universe. Mature turnaround companies have observed sharp decreases in in growth rates recently.

   At the stock level, an underweight in Tesla and an overweight in ConocoPhillips were among the most significant detractors, while an overweight in Arista Networks and an underweight in UnitedHealthcare contributed the most to performance.

   The Fund’s ESG (environmental, social and governance) tilt driven by the underperformance of MSCI higher-rated ESG stocks, which were overweighted in the Fund, detracted from performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Core ESG

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,269	$10,336
4/30/2023	$10,388	$10,497
5/31/2023	$10,428	$10,543
6/30/2023	$11,116	$11,239
7/31/2023	$11,485	$11,600
8/31/2023	$11,306	$11,416
9/30/2023	$10,792	$10,871
10/31/2023	$10,582	$10,643
11/30/2023	$11,492	$11,615
12/31/2023	$12,025	$12,142
1/31/2024	$12,294	$12,347
2/29/2024	$12,928	$13,006
3/31/2024	$13,429	$13,424
4/30/2024	$12,826	$12,876
5/31/2024	$13,386	$13,514
6/30/2024	$13,804	$13,999
7/31/2024	$13,977	$14,170
8/31/2024	$14,246	$14,513
9/30/2024	$14,484	$14,823
10/31/2024	$14,397	$14,689
11/30/2024	$15,295	$15,551
12/31/2024	$14,756	$15,180
1/31/2025	$15,088	$15,603
2/28/2025	$14,902	$15,400
3/31/2025	$14,107	$14,532
4/30/2025	$13,974	$14,433
5/31/2025	$14,919	$15,342
6/30/2025	$15,633	$16,122
7/31/2025	$16,046	$16,484
8/31/2025	$16,433	$16,818
9/30/2025	$16,928	$17,432
10/31/2025	$17,302	$17,840

Average Annual Total Returns

I0DEB	1 Year	Since Inception 3/1/23
Class R6	20.18%	23.13%
S&P 500®IndexFootnote Reference(a)	21.45%	24.58%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$174,046,581
Number of Portfolio Holdings	138
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (net of waivers and reimbursements)	$756,241

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	36.5%
Financials	13.7
Consumer Discretionary	9.4
Communication Services	9.0
Industrials	8.9
Health Care	8.2
Consumer Staples	3.9
Energy	3.5
Utilities	2.3
Materials	2.0
Real Estate	1.0
Exchange-Traded Funds	1.5
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Core ESG

Class R6

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.4%
Microsoft Corp.	7.4
Apple, Inc.	5.6
Broadcom, Inc.	3.7
Amazon.com, Inc.	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.1
Alphabet, Inc., Class A	2.0
Visa, Inc., Class A	1.9
Alphabet, Inc., Class C	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Core ESG

Class R6

Annual Shareholder Report

Transamerica Large Growth

Class I3

TGWTX

October 31, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$89	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 43.26%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Transamerica Large Growth

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,025	$10,075
5/31/2017	$10,340	$10,131	$10,305
6/30/2017	$10,700	$10,235	$10,573
7/31/2017	$10,604	$10,327	$10,545
8/31/2017	$11,044	$10,522	$10,825
9/30/2017	$11,225	$10,542	$11,024
10/31/2017	$11,749	$11,035	$11,600
11/30/2017	$12,039	$11,370	$11,952
12/31/2017	$12,129	$11,484	$12,045
1/31/2018	$13,195	$12,089	$12,898
2/28/2018	$12,934	$11,644	$12,560
3/31/2018	$12,581	$11,410	$12,216
4/30/2018	$12,686	$11,453	$12,258
5/31/2018	$13,303	$11,776	$12,796
6/30/2018	$13,411	$11,854	$12,919
7/31/2018	$13,652	$12,247	$13,298
8/31/2018	$14,385	$12,677	$14,025
9/30/2018	$14,458	$12,698	$14,104
10/31/2018	$13,034	$11,763	$12,842
11/30/2018	$13,181	$11,999	$12,979
12/31/2018	$12,101	$10,882	$11,863
1/31/2019	$13,344	$11,816	$12,929
2/28/2019	$13,930	$12,231	$13,392
3/31/2019	$14,234	$12,410	$13,773
4/30/2019	$14,901	$12,906	$14,395
5/31/2019	$13,854	$12,070	$13,486
6/30/2019	$14,845	$12,918	$14,412
7/31/2019	$15,029	$13,110	$14,738
8/31/2019	$14,753	$12,843	$14,625
9/30/2019	$14,753	$13,068	$14,627
10/31/2019	$15,064	$13,350	$15,039
11/30/2019	$16,088	$13,857	$15,706
12/31/2019	$16,272	$14,257	$16,180
1/31/2020	$16,956	$14,242	$16,542
2/29/2020	$16,286	$13,076	$15,415
3/31/2020	$14,666	$11,278	$13,899
4/30/2020	$17,347	$12,771	$15,955
5/31/2020	$19,568	$13,454	$17,026
6/30/2020	$21,063	$13,762	$17,768
7/31/2020	$22,906	$14,543	$19,135
8/31/2020	$25,029	$15,597	$21,109
9/30/2020	$24,722	$15,029	$20,116
10/31/2020	$23,786	$14,704	$19,433
11/30/2020	$27,404	$16,493	$21,423
12/31/2020	$28,216	$17,235	$22,408
1/31/2021	$28,232	$17,159	$22,242
2/28/2021	$29,105	$17,695	$22,237
3/31/2021	$28,119	$18,329	$22,619
4/30/2021	$29,606	$19,274	$24,158
5/31/2021	$28,976	$19,362	$23,824
6/30/2021	$31,547	$19,840	$25,319
7/31/2021	$31,983	$20,175	$26,153
8/31/2021	$32,873	$20,750	$27,131
9/30/2021	$30,932	$19,819	$25,611
10/31/2021	$33,245	$21,160	$27,830
11/30/2021	$32,468	$20,838	$28,000
12/31/2021	$31,029	$21,658	$28,592
1/31/2022	$26,409	$20,384	$26,138
2/28/2022	$25,642	$19,870	$25,028
3/31/2022	$25,481	$20,515	$26,007
4/30/2022	$21,143	$18,674	$22,866
5/31/2022	$19,166	$18,649	$22,335
6/30/2022	$17,491	$17,089	$20,565
7/31/2022	$19,711	$18,692	$23,034
8/31/2022	$19,529	$17,994	$21,961
9/30/2022	$17,572	$16,326	$19,826
10/31/2022	$18,218	$17,665	$20,985
11/30/2022	$18,399	$18,587	$21,941
12/31/2022	$16,791	$17,498	$20,261
1/31/2023	$18,958	$18,703	$21,950
2/28/2023	$18,365	$18,266	$21,689
3/31/2023	$19,326	$18,755	$23,172
4/30/2023	$18,815	$18,955	$23,400
5/31/2023	$20,185	$19,028	$24,467
6/30/2023	$21,781	$20,328	$26,140
7/31/2023	$23,028	$21,056	$27,021
8/31/2023	$21,822	$20,650	$26,778
9/30/2023	$20,615	$19,666	$25,322
10/31/2023	$19,531	$19,145	$24,961
11/30/2023	$22,231	$20,930	$27,682
12/31/2023	$24,112	$22,040	$28,908
1/31/2024	$23,744	$22,285	$29,629
2/29/2024	$26,035	$23,491	$31,651
3/31/2024	$26,525	$24,249	$32,208
4/30/2024	$24,644	$23,182	$30,842
5/31/2024	$24,910	$24,277	$32,688
6/30/2024	$26,300	$25,028	$34,892
7/31/2024	$26,198	$25,494	$34,299
8/31/2024	$27,446	$26,049	$35,013
9/30/2024	$28,591	$26,587	$36,005
10/31/2024	$29,450	$26,392	$35,886
11/30/2024	$33,867	$28,148	$38,213
12/31/2024	$33,135	$27,288	$38,551
1/31/2025	$35,306	$28,149	$39,313
2/28/2025	$33,209	$27,610	$37,901
3/31/2025	$29,557	$25,999	$34,708
4/30/2025	$31,161	$25,825	$35,323
5/31/2025	$34,665	$27,462	$38,448
6/30/2025	$37,033	$28,857	$40,900
7/31/2025	$38,094	$29,492	$42,444
8/31/2025	$38,810	$30,175	$42,918
9/30/2025	$41,129	$31,216	$45,198
10/31/2025	$42,190	$31,885	$46,840

Average Annual Total Returns

I0DCD	1 Year	5 Years	Since Inception 3/10/17
Class I3	43.26%	12.14%	18.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	19.55%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class I3

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class I3

Annual Shareholder Report

Transamerica Large Growth

Class R

TGWRX

October 31, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 42.56%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Transamerica Large Growth

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,025	$10,075
5/31/2017	$10,330	$10,131	$10,305
6/30/2017	$10,690	$10,235	$10,573
7/31/2017	$10,590	$10,327	$10,545
8/31/2017	$11,020	$10,522	$10,825
9/30/2017	$11,200	$10,542	$11,024
10/31/2017	$11,710	$11,035	$11,600
11/30/2017	$11,990	$11,370	$11,952
12/31/2017	$12,083	$11,484	$12,045
1/31/2018	$13,124	$12,089	$12,898
2/28/2018	$12,864	$11,644	$12,560
3/31/2018	$12,499	$11,410	$12,216
4/30/2018	$12,604	$11,453	$12,258
5/31/2018	$13,208	$11,776	$12,796
6/30/2018	$13,322	$11,854	$12,919
7/31/2018	$13,551	$12,247	$13,298
8/31/2018	$14,260	$12,677	$14,025
9/30/2018	$14,333	$12,698	$14,104
10/31/2018	$12,926	$11,763	$12,842
11/30/2018	$13,062	$11,999	$12,979
12/31/2018	$11,990	$10,882	$11,863
1/31/2019	$13,215	$11,816	$12,929
2/28/2019	$13,798	$12,231	$13,392
3/31/2019	$14,096	$12,410	$13,773
4/30/2019	$14,748	$12,906	$14,395
5/31/2019	$13,695	$12,070	$13,486
6/30/2019	$14,679	$12,918	$14,412
7/31/2019	$14,862	$13,110	$14,738
8/31/2019	$14,576	$12,843	$14,625
9/30/2019	$14,565	$13,068	$14,627
10/31/2019	$14,874	$13,350	$15,039
11/30/2019	$15,880	$13,857	$15,706
12/31/2019	$16,052	$14,257	$16,180
1/31/2020	$16,720	$14,242	$16,542
2/29/2020	$16,038	$13,076	$15,415
3/31/2020	$14,452	$11,278	$13,899
4/30/2020	$17,068	$12,771	$15,955
5/31/2020	$19,265	$13,454	$17,026
6/30/2020	$20,712	$13,762	$17,768
7/31/2020	$22,520	$14,543	$19,135
8/31/2020	$24,607	$15,597	$21,109
9/30/2020	$24,287	$15,029	$20,116
10/31/2020	$23,355	$14,704	$19,433
11/30/2020	$26,902	$16,493	$21,423
12/31/2020	$27,695	$17,235	$22,408
1/31/2021	$27,695	$17,159	$22,242
2/28/2021	$28,535	$17,695	$22,237
3/31/2021	$27,550	$18,329	$22,619
4/30/2021	$29,003	$19,274	$24,158
5/31/2021	$28,389	$19,362	$23,824
6/30/2021	$30,875	$19,840	$25,319
7/31/2021	$31,294	$20,175	$26,153
8/31/2021	$32,150	$20,750	$27,131
9/30/2021	$30,245	$19,819	$25,611
10/31/2021	$32,489	$21,160	$27,830
11/30/2021	$31,730	$20,838	$28,000
12/31/2021	$30,309	$21,658	$28,592
1/31/2022	$25,774	$20,384	$26,138
2/28/2022	$25,025	$19,870	$25,028
3/31/2022	$24,842	$20,515	$26,007
4/30/2022	$20,631	$18,674	$22,866
5/31/2022	$18,688	$18,649	$22,335
6/30/2022	$17,048	$17,089	$20,565
7/31/2022	$19,194	$18,692	$23,034
8/31/2022	$19,011	$17,994	$21,961
9/30/2022	$17,088	$16,326	$19,826
10/31/2022	$17,716	$17,665	$20,985
11/30/2022	$17,878	$18,587	$21,941
12/31/2022	$16,324	$17,498	$20,261
1/31/2023	$18,398	$18,703	$21,950
2/28/2023	$17,823	$18,266	$21,689
3/31/2023	$18,747	$18,755	$23,172
4/30/2023	$18,254	$18,955	$23,400
5/31/2023	$19,568	$19,028	$24,467
6/30/2023	$21,108	$20,328	$26,140
7/31/2023	$22,299	$21,056	$27,021
8/31/2023	$21,129	$20,650	$26,778
9/30/2023	$19,958	$19,666	$25,322
10/31/2023	$18,891	$19,145	$24,961
11/30/2023	$21,498	$20,930	$27,682
12/31/2023	$23,305	$22,040	$28,908
1/31/2024	$22,936	$22,285	$29,629
2/29/2024	$25,153	$23,491	$31,651
3/31/2024	$25,605	$24,249	$32,208
4/30/2024	$23,798	$23,182	$30,842
5/31/2024	$24,024	$24,277	$32,688
6/30/2024	$25,359	$25,028	$34,892
7/31/2024	$25,256	$25,494	$34,299
8/31/2024	$26,447	$26,049	$35,013
9/30/2024	$27,535	$26,587	$36,005
10/31/2024	$28,336	$26,392	$35,886
11/30/2024	$32,607	$28,148	$38,213
12/31/2024	$31,871	$27,288	$38,551
1/31/2025	$33,946	$28,149	$39,313
2/28/2025	$31,921	$27,610	$37,901
3/31/2025	$28,396	$25,999	$34,708
4/30/2025	$29,921	$25,825	$35,323
5/31/2025	$33,271	$27,462	$38,448
6/30/2025	$35,545	$28,857	$40,900
7/31/2025	$36,545	$29,492	$42,444
8/31/2025	$37,220	$30,175	$42,918
9/30/2025	$39,395	$31,216	$45,198
10/31/2025	$40,395	$31,885	$46,840

Average Annual Total Returns

I0DC5	1 Year	5 Years	Since Inception 3/10/17
Class R	42.56%	11.58%	17.52%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	19.55%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R

Annual Shareholder Report

Transamerica Large Growth

Class R4

TGWFX

October 31, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$111	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 42.92%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Transamerica Large Growth

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,032	$10,055	$10,028
12/31/2015	$9,881	$9,849	$9,881
1/31/2016	$9,146	$9,293	$9,329
2/29/2016	$8,977	$9,290	$9,325
3/31/2016	$9,578	$9,944	$9,954
4/30/2016	$9,513	$10,006	$9,863
5/31/2016	$9,772	$10,185	$10,055
6/30/2016	$9,590	$10,206	$10,015
7/31/2016	$10,115	$10,611	$10,488
8/31/2016	$10,034	$10,638	$10,436
9/30/2016	$10,118	$10,655	$10,474
10/31/2016	$9,908	$10,424	$10,228
11/30/2016	$9,948	$10,891	$10,451
12/31/2016	$9,955	$11,103	$10,580
1/31/2017	$10,368	$11,312	$10,937
2/28/2017	$10,796	$11,733	$11,391
3/31/2017	$10,963	$11,741	$11,523
4/30/2017	$11,268	$11,865	$11,786
5/31/2017	$11,649	$11,987	$12,093
6/30/2017	$11,546	$12,095	$12,061
7/31/2017	$12,015	$12,323	$12,381
8/31/2017	$12,222	$12,347	$12,608
10/31/2017	$12,784	$12,924	$13,267
11/30/2017	$13,101	$13,316	$13,670
12/31/2017	$13,189	$13,450	$13,777
1/31/2018	$14,338	$14,158	$14,752
2/28/2018	$14,054	$13,637	$14,366
3/31/2018	$13,667	$13,363	$13,972
4/30/2018	$13,792	$13,414	$14,020
5/31/2018	$14,451	$13,792	$14,635
6/30/2018	$14,571	$13,883	$14,776
7/31/2018	$14,833	$14,343	$15,210
8/31/2018	$15,618	$14,847	$16,041
9/30/2018	$15,697	$14,871	$16,131
10/31/2018	$14,150	$13,776	$14,688
11/30/2018	$14,298	$14,052	$14,844
12/31/2018	$13,128	$12,745	$13,568
1/31/2019	$14,477	$13,838	$14,788
2/28/2019	$15,114	$14,325	$15,317
3/31/2019	$15,439	$14,534	$15,753
4/30/2019	$16,163	$15,115	$16,464
5/31/2019	$15,014	$14,137	$15,424
6/30/2019	$16,088	$15,129	$16,484
7/31/2019	$16,288	$15,354	$16,856
8/31/2019	$15,988	$15,041	$16,727
9/30/2019	$15,976	$15,305	$16,729
10/31/2019	$16,313	$15,635	$17,200
11/30/2019	$17,425	$16,229	$17,964
12/31/2019	$17,627	$16,698	$18,506
1/31/2020	$18,356	$16,680	$18,919
2/29/2020	$17,627	$15,314	$17,631
3/31/2020	$15,868	$13,208	$15,896
4/30/2020	$18,765	$14,957	$18,249
5/31/2020	$21,162	$15,757	$19,474
6/30/2020	$22,770	$16,117	$20,322
7/31/2020	$24,772	$17,033	$21,885
8/31/2020	$27,063	$18,266	$24,144
9/30/2020	$26,714	$17,601	$23,008
10/31/2020	$25,698	$17,221	$22,226
11/30/2020	$29,612	$19,317	$24,502
12/31/2020	$30,493	$20,186	$25,629
1/31/2021	$30,493	$20,096	$25,439
2/28/2021	$31,442	$20,724	$25,433
3/31/2021	$30,353	$21,467	$25,870
4/30/2021	$31,969	$22,573	$27,630
5/31/2021	$31,284	$22,676	$27,248
6/30/2021	$34,043	$23,236	$28,958
7/31/2021	$34,518	$23,628	$29,912
8/31/2021	$35,467	$24,302	$31,030
9/30/2021	$33,375	$23,212	$29,293
10/31/2021	$35,854	$24,782	$31,830
11/30/2021	$35,028	$24,404	$32,024
12/31/2021	$33,462	$25,365	$32,701
1/31/2022	$28,475	$23,873	$29,895
2/28/2022	$27,640	$23,272	$28,625
3/31/2022	$27,442	$24,026	$29,745
4/30/2022	$22,784	$21,870	$26,153
5/31/2022	$20,653	$21,841	$25,545
6/30/2022	$18,851	$20,014	$23,521
7/31/2022	$21,224	$21,891	$26,344
8/31/2022	$21,049	$21,074	$25,117
9/30/2022	$18,917	$19,120	$22,675
10/31/2022	$19,599	$20,688	$24,001
11/30/2022	$19,796	$21,768	$25,094
12/31/2022	$18,066	$20,493	$23,173
1/31/2023	$20,383	$21,905	$25,105
2/28/2023	$19,759	$21,393	$24,807
3/31/2023	$20,784	$21,965	$26,502
4/30/2023	$20,227	$22,199	$26,764
5/31/2023	$21,697	$22,285	$27,984
6/30/2023	$23,412	$23,807	$29,897
7/31/2023	$24,749	$24,661	$30,904
8/31/2023	$23,435	$24,185	$30,627
9/30/2023	$22,143	$23,032	$28,961
10/31/2023	$20,984	$22,422	$28,549
11/30/2023	$23,880	$24,513	$31,661
12/31/2023	$25,907	$25,813	$33,063
1/31/2024	$25,484	$26,099	$33,888
2/29/2024	$27,957	$27,512	$36,200
3/31/2024	$28,469	$28,399	$36,837
4/30/2024	$26,464	$27,150	$35,275
5/31/2024	$26,732	$28,432	$37,386
6/30/2024	$28,202	$29,313	$39,907
7/31/2024	$28,113	$29,857	$39,229
8/31/2024	$29,427	$30,507	$40,046
9/30/2024	$30,675	$31,138	$41,180
10/31/2024	$31,566	$30,910	$41,044
11/30/2024	$36,333	$32,966	$43,706
12/31/2024	$35,486	$31,958	$44,092
1/31/2025	$37,805	$32,967	$44,964
2/28/2025	$35,567	$32,336	$43,349
3/31/2025	$31,657	$30,449	$39,697
4/30/2025	$33,356	$30,245	$40,400
5/31/2025	$37,131	$32,162	$43,975
6/30/2025	$39,666	$33,796	$46,778
7/31/2025	$40,772	$34,540	$48,544
8/31/2025	$41,554	$35,340	$49,087
9/30/2025	$44,008	$36,559	$51,695
10/31/2025	$45,113	$37,343	$53,572

Average Annual Total Returns

I0DCE	1 Year	5 Years	10 Years
Class R4	42.92%	11.91%	16.26%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R4

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R4

Annual Shareholder Report

Transamerica Large Growth

Class R6

TAGDX

October 31, 2025

Fund Overview

Transamerica Large Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 43.31%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund sleeve sub-advised by Morgan Stanley Investment Management (“MSIM”) outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  While tariffs remained a source of uncertainty and overall market volatility during the fiscal year, the latter months saw a shift toward a more dovish Federal Reserve stance, with expectations for additional interest rate cuts broadening through the fiscal year-end. Artificial intelligence optimism continued to drive market leadership, as enthusiasm for the technology’s potential supported strong performance across several industries.

  For the fiscal year ended October 31, 2025, the outperformance of the Fund sleeve sub-advised by MSIM was primarily driven by favorable stock selection in the information technology, financials and health care sectors.

  Top contributing holdings included a web performance and security company, an enterprise analytics platform and bitcoin development company, a video game platform, a payments technology services platform, and a commerce solutions platform.

  The main detractors from relative performance were mixed stock selection in the communication services and industrials sectors and an overweight to the financials sector.

  Significant detractors from relative performance included a digital advertising software platform (sold during the period), a developer of internet connected sensor systems, a leading seller of used cars in the U.S. (sold – during the fiscal year), a cross-border e-commerce platform (sold – during the fiscal year), and an autonomous trucking driving company.

  The Fund sleeve sub-advised by Wellington Management Company LLP (“Wellington”) underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. Overweight positions to financials and materials detracted the most from performance of the Fund sleeve sub-advised by Wellington. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights in Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight in Chipotle, a fast casual restaurant chain.

Transamerica Large Growth

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,882	$10,247	$10,627
7/31/2021	$11,038	$10,420	$10,978
8/31/2021	$11,345	$10,717	$11,388
9/30/2021	$10,675	$10,236	$10,750
10/31/2021	$11,473	$10,928	$11,681
11/30/2021	$11,205	$10,762	$11,753
12/31/2021	$10,710	$11,186	$12,001
1/31/2022	$9,108	$10,528	$10,971
2/28/2022	$8,851	$10,263	$10,505
3/31/2022	$8,788	$10,595	$10,916
4/30/2022	$7,298	$9,645	$9,598
5/31/2022	$6,615	$9,632	$9,375
6/30/2022	$6,037	$8,826	$8,632
7/31/2022	$6,796	$9,654	$9,668
8/31/2022	$6,741	$9,294	$9,218
9/30/2022	$6,065	$8,432	$8,322
10/31/2022	$6,281	$9,123	$8,808
11/30/2022	$6,351	$9,599	$9,210
12/31/2022	$5,796	$9,037	$8,505
1/31/2023	$6,537	$9,660	$9,213
2/28/2023	$6,332	$9,434	$9,104
3/31/2023	$6,664	$9,686	$9,726
4/30/2023	$6,487	$9,789	$9,822
5/31/2023	$6,953	$9,828	$10,270
6/30/2023	$7,511	$10,499	$10,972
7/31/2023	$7,941	$10,875	$11,342
8/31/2023	$7,525	$10,665	$11,240
9/30/2023	$7,108	$10,157	$10,629
10/31/2023	$6,734	$9,888	$10,477
11/30/2023	$7,673	$10,810	$11,620
12/31/2023	$8,323	$11,383	$12,134
1/31/2024	$8,189	$11,509	$12,437
2/29/2024	$8,979	$12,132	$13,285
3/31/2024	$9,156	$12,524	$13,519
4/30/2024	$8,499	$11,973	$12,946
5/31/2024	$8,591	$12,538	$13,721
6/30/2024	$9,064	$12,926	$14,646
7/31/2024	$9,036	$13,167	$14,397
8/31/2024	$9,459	$13,453	$14,697
9/30/2024	$9,862	$13,732	$15,113
10/31/2024	$10,151	$13,631	$15,063
11/30/2024	$11,683	$14,538	$16,040
12/31/2024	$11,421	$14,093	$16,182
1/31/2025	$12,171	$14,538	$16,502
2/28/2025	$11,455	$14,260	$15,909
3/31/2025	$10,195	$13,428	$14,569
4/30/2025	$10,749	$13,338	$14,827
5/31/2025	$11,958	$14,183	$16,138
6/30/2025	$12,776	$14,904	$17,167
7/31/2025	$13,142	$15,232	$17,816
8/31/2025	$13,389	$15,584	$18,015
9/30/2025	$14,181	$16,122	$18,972
10/31/2025	$14,547	$16,468	$19,661

Average Annual Total Returns

I0DCB	1 Year	Since Inception 5/28/21
Class R6	43.31%	8.85%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	16.53%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$407,021,145
Number of Portfolio Holdings	81
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,481,662

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	50.9%
Consumer Discretionary	14.4
Communication Services	9.9
Financials	8.2
Health Care	6.1
Industrials	5.5
Consumer Staples	0.8
Materials	0.5
Repurchase Agreements	3.8
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Growth

Class R6

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	7.4%
NVIDIA Corp.	5.9
Tesla, Inc.	5.3
Apple, Inc.	4.2
AppLovin Corp., Class A	3.7
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.3
Broadcom, Inc.	3.1
Affirm Holdings, Inc.	3.0
Shopify, Inc., Class A	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Growth

Class R6

Annual Shareholder Report

Transamerica Large Value Opportunities

Class I3

TLOTX

October 31, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$54	0.52%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 6.93%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Value Opportunities

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
6/30/2017	$9,920	$10,095	$10,016
7/31/2017	$10,084	$10,186	$10,205
8/31/2017	$10,315	$10,378	$10,354
9/30/2017	$10,265	$10,398	$10,264
10/31/2017	$10,794	$10,884	$10,698
11/30/2017	$11,217	$11,215	$11,022
12/31/2017	$11,321	$11,327	$11,162
1/31/2018	$11,711	$11,924	$11,586
2/28/2018	$11,053	$11,484	$11,005
3/31/2018	$11,005	$11,254	$10,776
4/30/2018	$11,077	$11,297	$10,800
5/31/2018	$11,232	$11,615	$10,852
6/30/2018	$11,163	$11,691	$10,912
7/31/2018	$11,588	$12,079	$11,380
8/31/2018	$11,795	$12,504	$11,535
9/30/2018	$11,848	$12,524	$11,584
10/31/2018	$11,182	$11,602	$11,078
11/30/2018	$11,431	$11,835	$11,411
12/31/2018	$10,355	$10,733	$10,361
1/31/2019	$11,141	$11,654	$11,107
2/28/2019	$11,547	$12,064	$11,458
3/31/2019	$11,527	$12,240	$11,550
4/30/2019	$11,807	$12,729	$11,922
5/31/2019	$10,966	$11,905	$11,146
6/30/2019	$11,730	$12,742	$11,908
7/31/2019	$11,858	$12,931	$12,030
8/31/2019	$11,474	$12,667	$11,718
9/30/2019	$11,862	$12,890	$12,130
10/31/2019	$12,030	$13,167	$12,304
11/30/2019	$12,481	$13,668	$12,673
12/31/2019	$12,773	$14,062	$13,027
1/31/2020	$12,434	$14,047	$12,702
2/29/2020	$11,181	$12,897	$11,471
3/31/2020	$9,352	$11,123	$9,674
4/30/2020	$10,418	$12,597	$10,701
5/31/2020	$10,812	$13,270	$11,006
6/30/2020	$10,760	$13,574	$10,927
7/31/2020	$11,077	$14,344	$11,340
8/31/2020	$11,475	$15,384	$11,790
9/30/2020	$11,160	$14,823	$11,528
10/31/2020	$10,867	$14,503	$11,269
11/30/2020	$12,265	$16,268	$12,736
12/31/2020	$12,660	$17,000	$13,150
1/31/2021	$12,607	$16,924	$12,995
2/28/2021	$13,089	$17,453	$13,593
3/31/2021	$14,151	$18,079	$14,518
4/30/2021	$14,676	$19,011	$15,051
5/31/2021	$15,013	$19,097	$15,444
6/30/2021	$14,886	$19,568	$15,299
7/31/2021	$15,075	$19,899	$15,478
8/31/2021	$15,441	$20,467	$15,786
9/30/2021	$14,868	$19,548	$15,215
10/31/2021	$15,615	$20,870	$16,082
11/30/2021	$15,208	$20,553	$15,648
12/31/2021	$16,311	$21,362	$16,724
1/31/2022	$15,978	$20,105	$16,314
2/28/2022	$15,836	$19,599	$16,013
3/31/2022	$16,258	$20,234	$16,482
4/30/2022	$15,526	$18,419	$15,671
5/31/2022	$15,908	$18,394	$15,966
6/30/2022	$14,522	$16,855	$14,658
7/31/2022	$15,499	$18,436	$15,486
8/31/2022	$15,050	$17,748	$15,050
9/30/2022	$13,819	$16,103	$13,816
10/31/2022	$15,428	$17,423	$15,356
11/30/2022	$16,313	$18,332	$16,289
12/31/2022	$15,708	$17,259	$15,680
1/31/2023	$16,312	$18,448	$16,183
2/28/2023	$15,863	$18,017	$15,630
3/31/2023	$15,697	$18,498	$15,518
4/30/2023	$15,766	$18,695	$15,721
5/31/2023	$15,038	$18,768	$15,081
6/30/2023	$15,996	$20,050	$16,012
7/31/2023	$16,624	$20,768	$16,588
8/31/2023	$16,293	$20,368	$16,174
9/30/2023	$15,808	$19,397	$15,590
10/31/2023	$15,317	$18,883	$15,146
11/30/2023	$16,245	$20,644	$16,233
12/31/2023	$17,004	$21,739	$17,128
1/31/2024	$17,357	$21,980	$17,222
2/29/2024	$17,973	$23,170	$17,818
3/31/2024	$18,863	$23,917	$18,682
4/30/2024	$18,121	$22,865	$17,896
5/31/2024	$18,669	$23,945	$18,413
6/30/2024	$18,750	$24,686	$18,414
7/31/2024	$19,549	$25,145	$19,299
8/31/2024	$20,064	$25,692	$19,855
9/30/2024	$20,314	$26,224	$20,200
10/31/2024	$20,279	$26,031	$19,962
11/30/2024	$21,562	$27,763	$21,047
12/31/2024	$20,217	$26,914	$19,584
1/31/2025	$20,894	$27,764	$20,459
2/28/2025	$20,915	$27,232	$20,655
3/31/2025	$20,516	$25,644	$20,153
4/30/2025	$19,901	$25,472	$19,440
5/31/2025	$20,538	$27,086	$19,956
6/30/2025	$21,004	$28,462	$20,846
7/31/2025	$21,203	$29,089	$20,950
8/31/2025	$21,952	$29,762	$21,531
9/30/2025	$22,127	$30,789	$21,920
10/31/2025	$21,684	$31,449	$21,717

Average Annual Total Returns

I0DHD	1 Year	5 Years	Since Inception 5/5/17
Class I3	6.93%	14.82%	9.54%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.44%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.56%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI USA Value Index captures large and mid-cap U.S. securities exhibiting overall value style characteristics. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class I3

Annual Shareholder Report

Transamerica Large Value Opportunities

Class R

TLORX

October 31, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.00%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 6.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Value Opportunities

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
6/30/2017	$9,920	$10,095	$10,016
7/31/2017	$10,084	$10,186	$10,205
8/31/2017	$10,305	$10,378	$10,354
9/30/2017	$10,245	$10,398	$10,264
10/31/2017	$10,769	$10,884	$10,698
11/30/2017	$11,182	$11,215	$11,022
12/31/2017	$11,281	$11,327	$11,162
1/31/2018	$11,671	$11,924	$11,586
2/28/2018	$11,015	$11,484	$11,005
3/31/2018	$10,952	$11,254	$10,776
4/30/2018	$11,024	$11,297	$10,800
5/31/2018	$11,178	$11,615	$10,852
6/30/2018	$11,096	$11,691	$10,912
7/31/2018	$11,508	$12,079	$11,380
8/31/2018	$11,724	$12,504	$11,535
9/30/2018	$11,762	$12,524	$11,584
10/31/2018	$11,101	$11,602	$11,078
11/30/2018	$11,349	$11,835	$11,411
12/31/2018	$10,261	$10,733	$10,361
1/31/2019	$11,052	$11,654	$11,107
2/28/2019	$11,442	$12,064	$11,458
3/31/2019	$11,420	$12,240	$11,550
4/30/2019	$11,685	$12,729	$11,922
5/31/2019	$10,852	$11,905	$11,146
6/30/2019	$11,607	$12,742	$11,908
7/31/2019	$11,721	$12,931	$12,030
8/31/2019	$11,341	$12,667	$11,718
9/30/2019	$11,722	$12,890	$12,130
10/31/2019	$11,875	$13,167	$12,304
11/30/2019	$12,320	$13,668	$12,673
12/31/2019	$12,606	$14,062	$13,027
1/31/2020	$12,272	$14,047	$12,702
2/29/2020	$11,024	$12,897	$11,471
3/31/2020	$9,218	$11,123	$9,674
4/30/2020	$10,267	$12,597	$10,701
5/31/2020	$10,642	$13,270	$11,006
6/30/2020	$10,591	$13,574	$10,927
7/31/2020	$10,903	$14,344	$11,340
8/31/2020	$11,293	$15,384	$11,790
9/30/2020	$10,969	$14,823	$11,528
10/31/2020	$10,682	$14,503	$11,269
11/30/2020	$12,055	$16,268	$12,736
12/31/2020	$12,427	$17,000	$13,150
1/31/2021	$12,374	$16,924	$12,995
2/28/2021	$12,834	$17,453	$13,593
3/31/2021	$13,886	$18,079	$14,518
4/30/2021	$14,387	$19,011	$15,051
5/31/2021	$14,704	$19,097	$15,444
6/30/2021	$14,573	$19,568	$15,299
7/31/2021	$14,759	$19,899	$15,478
8/31/2021	$15,103	$20,467	$15,786
9/30/2021	$14,537	$19,548	$15,215
10/31/2021	$15,267	$20,870	$16,082
11/30/2021	$14,855	$20,553	$15,648
12/31/2021	$15,923	$21,362	$16,724
1/31/2022	$15,599	$20,105	$16,314
2/28/2022	$15,460	$19,599	$16,013
3/31/2022	$15,868	$20,234	$16,482
4/30/2022	$15,139	$18,419	$15,671
5/31/2022	$15,511	$18,394	$15,966
6/30/2022	$14,142	$16,855	$14,658
7/31/2022	$15,092	$18,436	$15,486
8/31/2022	$14,656	$17,748	$15,050
9/30/2022	$13,456	$16,103	$13,816
10/31/2022	$15,019	$17,423	$15,356
11/30/2022	$15,863	$18,332	$16,289
12/31/2022	$15,272	$17,259	$15,680
1/31/2023	$15,858	$18,448	$16,183
2/28/2023	$15,423	$18,017	$15,630
3/31/2023	$15,241	$18,498	$15,518
4/30/2023	$15,291	$18,695	$15,721
5/31/2023	$14,586	$18,768	$15,081
6/30/2023	$15,512	$20,050	$16,012
7/31/2023	$16,102	$20,768	$16,588
8/31/2023	$15,782	$20,368	$16,174
9/30/2023	$15,310	$19,397	$15,590
10/31/2023	$14,836	$18,883	$15,146
11/30/2023	$15,716	$20,644	$16,233
12/31/2023	$16,463	$21,739	$17,128
1/31/2024	$16,786	$21,980	$17,222
2/29/2024	$17,364	$23,170	$17,818
3/31/2024	$18,219	$23,917	$18,682
4/30/2024	$17,503	$22,865	$17,896
5/31/2024	$18,014	$23,945	$18,413
6/30/2024	$18,087	$24,686	$18,414
7/31/2024	$18,856	$25,145	$19,299
8/31/2024	$19,335	$25,692	$19,855
9/30/2024	$19,570	$26,224	$20,200
10/31/2024	$19,519	$26,031	$19,962
11/30/2024	$20,770	$27,763	$21,047
12/31/2024	$19,459	$26,914	$19,584
1/31/2025	$20,109	$27,764	$20,459
2/28/2025	$20,109	$27,232	$20,655
3/31/2025	$19,722	$25,644	$20,153
4/30/2025	$19,133	$25,472	$19,440
5/31/2025	$19,743	$27,086	$19,956
6/30/2025	$20,167	$28,462	$20,846
7/31/2025	$20,357	$29,089	$20,950
8/31/2025	$21,053	$29,762	$21,531
9/30/2025	$21,215	$30,789	$21,920
10/31/2025	$20,792	$31,449	$21,717

Average Annual Total Returns

I0DH5	1 Year	5 Years	Since Inception 5/5/17
Class R	6.52%	14.25%	9.00%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.44%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.56%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI USA Value Index captures large and mid-cap U.S. securities exhibiting overall value style characteristics. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R

Annual Shareholder Report

Transamerica Large Value Opportunities

Class R4

TLOFX

October 31, 2025

Fund Overview

Transamerica Large Value Opportunities (the "Fund") seeks to provide long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$78	0.75%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 6.74%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the MSCI USA Value Index, returned 8.79% over the same period.

  The Fund underperformed its benchmark, the MSCI USA Value Index, during the fiscal year. The poorest performing sectors were industrials and financials relative to the benchmark. The top performing sectors were consumer discretionary and health care.

  From the sub-adviser’s proprietary life-cycle category perspective, mature defensive holdings underperformed, while high stable growth holdings outperformed. Mature defensive companies have low but more stable growth rates in their universe. High stable growth companies have high growth rates that are more stable than exceptional growth companies.

  At the stock level, underweights to Oracle and Micron Technology detracted the most from performance. An overweight to NRG and an underweight to UnitedHealthcare contributed the most.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Large Value Opportunities

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	MSCI USA Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,108	$10,055	$10,037
12/31/2015	$9,740	$9,849	$9,880
1/31/2016	$8,842	$9,293	$9,455
2/29/2016	$8,801	$9,290	$9,447
3/31/2016	$9,432	$9,944	$10,086
4/30/2016	$9,459	$10,006	$10,206
5/31/2016	$9,452	$10,185	$10,379
6/30/2016	$9,322	$10,206	$10,500
7/31/2016	$9,611	$10,611	$10,812
8/31/2016	$9,700	$10,638	$10,877
9/30/2016	$9,760	$10,655	$10,863
10/31/2016	$9,650	$10,424	$10,706
11/30/2016	$10,277	$10,891	$11,230
12/31/2016	$10,630	$11,103	$11,547
1/31/2017	$10,672	$11,312	$11,603
2/28/2017	$11,018	$11,733	$12,032
3/31/2017	$10,838	$11,741	$11,948
4/30/2017	$10,796	$11,865	$11,934
5/31/2017	$10,758	$11,987	$11,953
6/30/2017	$10,931	$12,095	$12,179
7/31/2017	$11,181	$12,323	$12,356
8/31/2017	$11,116	$12,347	$12,249
10/31/2017	$11,692	$12,924	$12,767
11/30/2017	$12,140	$13,316	$13,154
12/31/2017	$12,255	$13,450	$13,321
1/31/2018	$12,678	$14,158	$13,827
2/28/2018	$11,966	$13,637	$13,133
3/31/2018	$11,905	$13,363	$12,861
4/30/2018	$11,983	$13,414	$12,888
5/31/2018	$12,151	$13,792	$12,951
6/30/2018	$12,068	$13,883	$13,023
7/31/2018	$12,527	$14,343	$13,581
8/31/2018	$12,751	$14,847	$13,766
9/30/2018	$12,800	$14,871	$13,825
10/31/2018	$12,081	$13,776	$13,221
11/30/2018	$12,351	$14,052	$13,618
12/31/2018	$11,180	$12,745	$12,365
1/31/2019	$12,029	$13,838	$13,255
2/28/2019	$12,466	$14,325	$13,674
3/31/2019	$12,437	$14,534	$13,784
4/30/2019	$12,740	$15,115	$14,228
5/31/2019	$11,818	$14,137	$13,301
6/30/2019	$12,663	$15,129	$14,212
7/31/2019	$12,787	$15,354	$14,357
8/31/2019	$12,358	$15,041	$13,984
9/30/2019	$12,783	$15,305	$14,476
10/31/2019	$12,964	$15,635	$14,684
11/30/2019	$13,450	$16,229	$15,124
12/31/2019	$13,768	$16,698	$15,546
1/31/2020	$13,403	$16,680	$15,158
2/29/2020	$12,040	$15,314	$13,689
3/31/2020	$10,076	$13,208	$11,545
4/30/2020	$11,223	$14,957	$12,771
5/31/2020	$11,633	$15,757	$13,134
6/30/2020	$11,570	$16,117	$13,041
7/31/2020	$11,926	$17,033	$13,534
8/31/2020	$12,353	$18,266	$14,070
9/30/2020	$12,007	$17,601	$13,758
10/31/2020	$11,692	$17,221	$13,448
11/30/2020	$13,194	$19,317	$15,200
12/31/2020	$13,610	$20,186	$15,694
1/31/2021	$13,553	$20,096	$15,509
2/28/2021	$14,071	$20,724	$16,222
3/31/2021	$15,218	$21,467	$17,326
4/30/2021	$15,768	$22,573	$17,962
5/31/2021	$16,129	$22,676	$18,431
6/30/2021	$15,982	$23,236	$18,258
7/31/2021	$16,200	$23,628	$18,472
8/31/2021	$16,577	$24,302	$18,839
9/30/2021	$15,967	$23,212	$18,158
10/31/2021	$16,768	$24,782	$19,193
11/30/2021	$16,316	$24,404	$18,674
12/31/2021	$17,501	$25,365	$19,958
1/31/2022	$17,145	$23,873	$19,470
2/28/2022	$16,975	$23,272	$19,110
3/31/2022	$17,433	$24,026	$19,670
4/30/2022	$16,649	$21,870	$18,702
5/31/2022	$17,058	$21,841	$19,054
6/30/2022	$15,565	$20,014	$17,493
7/31/2022	$16,609	$21,891	$18,482
8/31/2022	$16,113	$21,074	$17,961
9/30/2022	$14,803	$19,120	$16,488
10/31/2022	$16,523	$20,688	$18,326
11/30/2022	$17,451	$21,768	$19,439
12/31/2022	$16,811	$20,493	$18,712
1/31/2023	$17,456	$21,905	$19,313
2/28/2023	$16,977	$21,393	$18,653
3/31/2023	$16,788	$21,965	$18,520
4/30/2023	$16,862	$22,199	$18,762
5/31/2023	$16,085	$22,285	$17,998
6/30/2023	$17,098	$23,807	$19,109
7/31/2023	$17,748	$24,661	$19,797
8/31/2023	$17,395	$24,185	$19,302
9/30/2023	$16,885	$23,032	$18,605
10/31/2023	$16,363	$22,422	$18,075
11/30/2023	$17,333	$24,513	$19,373
12/31/2023	$18,151	$25,813	$20,441
1/31/2024	$18,526	$26,099	$20,553
2/29/2024	$19,182	$27,512	$21,264
3/31/2024	$20,119	$28,399	$22,296
4/30/2024	$19,329	$27,150	$21,357
5/31/2024	$19,893	$28,432	$21,975
6/30/2024	$19,986	$29,313	$21,975
7/31/2024	$20,837	$29,857	$23,031
8/31/2024	$21,365	$30,507	$23,695
9/30/2024	$21,638	$31,138	$24,107
10/31/2024	$21,600	$30,910	$23,823
11/30/2024	$22,964	$32,966	$25,118
12/31/2024	$21,515	$31,958	$23,371
1/31/2025	$22,233	$32,967	$24,416
2/28/2025	$22,280	$32,336	$24,650
3/31/2025	$21,820	$30,449	$24,050
4/30/2025	$21,167	$30,245	$23,200
5/31/2025	$21,866	$32,162	$23,815
6/30/2025	$22,350	$33,796	$24,878
7/31/2025	$22,560	$34,540	$25,002
8/31/2025	$23,332	$35,340	$25,695
9/30/2025	$23,526	$36,559	$26,160
10/31/2025	$23,057	$37,343	$25,918

Average Annual Total Returns

I0DHE	1 Year	5 Years	10 Years
Class R4	6.74%	14.55%	8.71%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
MSCI USA Value IndexFootnote Reference(b)	8.79%	14.02%	9.99%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	MSCI USA Value Index captures large and mid-cap U.S. securities exhibiting overall value style characteristics. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$237,983,538
Number of Portfolio Holdings	162
Portfolio Turnover Rate	123%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,147,962

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.2%
Information Technology	12.5
Health Care	11.8
Communication Services	10.7
Industrials	10.4
Consumer Discretionary	7.2
Energy	6.5
Consumer Staples	5.9
Utilities	4.5
Materials	3.6
Real Estate	3.1
Exchange-Traded Funds	1.3
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Large Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Meta Platforms, Inc., Class A	5.8%
JPMorgan Chase & Co.	4.2
Berkshire Hathaway, Inc., Class B	3.4
Exxon Mobil Corp.	2.8
Home Depot, Inc.	2.3
Procter & Gamble Co.	1.6
QUALCOMM, Inc.	1.6
Union Pacific Corp.	1.4
Merck & Co., Inc.	1.4
Capital One Financial Corp.	1.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Large Value Opportunities

Class R4

Annual Shareholder Report

Transamerica Long Credit

Class A

TLCDX

October 31, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.39%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Long Credit

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
3/31/2023	$9,524	$10,000	$10,000
4/30/2023	$9,554	$10,061	$10,087
5/31/2023	$9,304	$9,957	$9,815
6/30/2023	$9,455	$9,941	$9,958
7/31/2023	$9,461	$9,951	$9,943
8/31/2023	$9,283	$9,891	$9,753
9/30/2023	$8,806	$9,655	$9,237
10/31/2023	$8,502	$9,510	$8,856
11/30/2023	$9,203	$9,938	$9,789
12/31/2023	$9,866	$10,315	$10,503
1/31/2024	$9,763	$10,291	$10,406
2/29/2024	$9,514	$10,167	$10,136
3/31/2024	$9,691	$10,267	$10,331
4/30/2024	$9,212	$10,027	$9,825
5/31/2024	$9,450	$10,193	$10,100
6/30/2024	$9,570	$10,287	$10,157
7/31/2024	$9,780	$10,520	$10,477
8/31/2024	$10,031	$10,675	$10,700
9/30/2024	$10,253	$10,821	$10,980
10/31/2024	$9,852	$10,576	$10,520
11/30/2024	$10,045	$10,687	$10,753
12/31/2024	$9,627	$10,526	$10,292
1/31/2025	$9,667	$10,589	$10,337
2/28/2025	$9,966	$10,808	$10,694
3/31/2025	$9,818	$10,805	$10,546
4/30/2025	$9,712	$10,844	$10,416
5/31/2025	$9,636	$10,789	$10,364
6/30/2025	$9,941	$10,957	$10,678
7/31/2025	$9,951	$10,941	$10,674
8/31/2025	$10,013	$11,072	$10,754
9/30/2025	$10,342	$11,190	$11,093
10/31/2025	$10,383	$11,264	$11,153

Average Annual Total Returns

I3A71	1 Year	Since Inception 3/31/23
Class A with Load	0.38%	1.46%
Class A	5.39%	3.40%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	4.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Long Credit

Class A

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Transamerica Long Credit

Class A

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class A

Annual Shareholder Report

Transamerica Long Credit

Class I

TLCJX

October 31, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.54%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Long Credit

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,034	$10,061	$10,087
5/31/2023	$9,775	$9,957	$9,815
6/30/2023	$9,936	$9,941	$9,958
7/31/2023	$9,945	$9,951	$9,943
8/31/2023	$9,762	$9,891	$9,753
9/30/2023	$9,262	$9,655	$9,237
10/31/2023	$8,945	$9,510	$8,856
11/30/2023	$9,686	$9,938	$9,789
12/31/2023	$10,388	$10,315	$10,503
1/31/2024	$10,272	$10,291	$10,406
2/29/2024	$10,011	$10,167	$10,136
3/31/2024	$10,199	$10,267	$10,331
4/30/2024	$9,705	$10,027	$9,825
5/31/2024	$9,947	$10,193	$10,100
6/30/2024	$10,074	$10,287	$10,157
7/31/2024	$10,307	$10,520	$10,477
8/31/2024	$10,562	$10,675	$10,700
9/30/2024	$10,797	$10,821	$10,980
10/31/2024	$10,386	$10,576	$10,520
11/30/2024	$10,591	$10,687	$10,753
12/31/2024	$10,140	$10,526	$10,292
1/31/2025	$10,183	$10,589	$10,337
2/28/2025	$10,511	$10,808	$10,694
3/31/2025	$10,355	$10,805	$10,546
4/30/2025	$10,244	$10,844	$10,416
5/31/2025	$10,166	$10,789	$10,364
6/30/2025	$10,490	$10,957	$10,678
7/31/2025	$10,501	$10,941	$10,674
8/31/2025	$10,568	$11,072	$10,754
9/30/2025	$10,917	$11,190	$11,093
10/31/2025	$10,962	$11,264	$11,153

Average Annual Total Returns

I3A78	1 Year	Since Inception 3/31/23
Class I	5.54%	3.62%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	4.31%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Long Credit

Class I

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Transamerica Long Credit

Class I

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I

Annual Shareholder Report

Transamerica Long Credit

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica Long Credit (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$51	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.70%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg US Long Credit Index, returned 6.01% over the same period.

  Positioning in investment grade corporate credit was the largest contributor to performance as the Fund benefited more than the benchmark from the positive price impact of credit spread compression during the fiscal year ended October 31, 2025. This positioning also led the Fund to generate additional yield compared to the benchmark, modestly contributing to relative returns.

  Curve positioning was the largest detractor from relative returns, as the Fund was overweight to the long end of the yield curve (25-year+). As the curve steepened during the fiscal year, longer-maturity security prices underperformed.

  At a sector level, in addition to selection within investment grade corporate credit, selection within emerging markets debt contributed to relative returns; however, a modest allocation to Treasury securities detracted.

  Within corporate credit, selection within banking, energy and consumer cyclicals contributed the most to relative returns while selection within REITs, communications and insurance detracted.

  The sub-adviser adjusted allocations during the fiscal year to reflect developments in the economic environment and evolving views on relative value across sectors and sub-sectors.

  Exposure to Treasury securities decreased with proceeds largely redeployed into investment grade corporate credit. The sub-adviser repositioned the Fund’s portfolio on the view that attractive entry points emerged around periods of market volatility such as in late March and early April 2025 when tariff concerns escalated.

  Within corporate credit, during the fiscal year, allocations increased the most to insurance, consumer non-cyclicals and capital goods while exposures to communications and energy decreased.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Long Credit

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Bloomberg US Universal Bond Index	Bloomberg US Long Credit Index
9/29/2023	$10,000	$10,000	$10,000
10/31/2023	$9,658	$9,850	$9,587
11/30/2023	$10,448	$10,293	$10,597
12/31/2023	$11,219	$10,683	$11,371
1/31/2024	$11,096	$10,658	$11,265
2/29/2024	$10,816	$10,530	$10,974
3/31/2024	$11,020	$10,633	$11,184
4/30/2024	$10,477	$10,385	$10,636
5/31/2024	$10,751	$10,557	$10,934
6/30/2024	$10,889	$10,654	$10,996
7/31/2024	$11,132	$10,895	$11,342
8/31/2024	$11,421	$11,056	$11,583
9/30/2024	$11,676	$11,208	$11,886
10/31/2024	$11,222	$10,953	$11,389
11/30/2024	$11,444	$11,068	$11,641
12/31/2024	$10,970	$10,901	$11,142
1/31/2025	$11,018	$10,967	$11,190
2/28/2025	$11,362	$11,194	$11,577
3/31/2025	$11,208	$11,191	$11,417
4/30/2025	$11,088	$11,231	$11,277
5/31/2025	$11,005	$11,174	$11,220
6/30/2025	$11,356	$11,348	$11,560
7/31/2025	$11,370	$11,331	$11,555
8/31/2025	$11,444	$11,468	$11,642
9/30/2025	$11,811	$11,589	$12,009
10/31/2025	$11,862	$11,666	$12,074

Average Annual Total Returns

I3A74	1 Year	Since Inception 9/29/23
Class I2	5.70%	8.53%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	7.66%
Bloomberg US Long Credit IndexFootnote Reference(b)	6.01%	9.45%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Long Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$611,381,480
Number of Portfolio Holdings	290
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,660,100
Average MaturityFootnote Reference§	22.99 years
DurationFootnote Reference†	12.18 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Long Credit

Class I2

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	5.0%
AAA	1.7
AA	4.2
A	32.2
BBB	53.5
BB	1.3
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	89.3%
U.S. Government Obligations	4.4
Foreign Government Obligations	2.6
Repurchase Agreements	1.5
Asset-Backed Securities	1.2
U.S. Government Agency Obligations	0.5
Other Investment Company	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
Oracle Corp., 6.90%, 11/09/2052	1.1
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.1
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9
U.S. Treasury Notes, 4.25%, 08/15/2035	0.9
Verizon Communications, Inc., 3.70%, 03/22/2061	0.9
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/2057	0.8
Energy Transfer LP, 7.50%, 07/01/2038	0.8

Transamerica Long Credit

Class I2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Long Credit

Class I2

Annual Shareholder Report

Transamerica Mid Cap Growth

Class A

MCGAX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 16.21%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund at NAV underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$9,449	$10,000	$10,000
3/31/2017	$9,565	$10,025	$10,114
4/30/2017	$9,608	$10,131	$10,264
5/31/2017	$9,594	$10,235	$10,509
6/30/2017	$9,855	$10,327	$10,540
7/31/2017	$9,848	$10,522	$10,716
8/31/2017	$9,811	$10,542	$10,792
9/30/2017	$10,145	$10,799	$11,097
10/31/2017	$10,254	$11,035	$11,407
11/30/2017	$10,595	$11,370	$11,789
12/31/2017	$10,780	$11,484	$11,852
1/31/2018	$11,222	$12,089	$12,523
2/28/2018	$10,817	$11,644	$12,130
3/31/2018	$10,633	$11,410	$12,110
4/30/2018	$10,485	$11,453	$11,995
5/31/2018	$11,060	$11,776	$12,444
6/30/2018	$10,824	$11,854	$12,492
7/31/2018	$11,053	$12,247	$12,760
8/31/2018	$11,259	$12,677	$13,496
9/30/2018	$10,972	$12,698	$13,438
10/31/2018	$9,549	$11,763	$12,108
11/30/2018	$9,785	$11,999	$12,416
12/31/2018	$8,697	$10,882	$11,289
1/31/2019	$9,756	$11,816	$12,586
2/28/2019	$10,222	$12,231	$13,324
3/31/2019	$10,359	$12,410	$13,504
4/30/2019	$10,757	$12,906	$14,111
5/31/2019	$10,518	$12,070	$13,299
6/30/2019	$11,236	$12,918	$14,233
7/31/2019	$11,349	$13,110	$14,566
8/31/2019	$11,224	$12,843	$14,300
9/30/2019	$11,349	$13,068	$14,138
10/31/2019	$11,759	$13,350	$14,400
11/30/2019	$12,260	$13,857	$15,116
12/31/2019	$12,422	$14,257	$15,293
1/31/2020	$12,526	$14,242	$15,436
2/29/2020	$11,507	$13,076	$14,372
3/31/2020	$9,782	$11,278	$12,228
4/30/2020	$11,276	$12,771	$14,143
5/31/2020	$12,503	$13,454	$15,564
6/30/2020	$12,954	$13,762	$15,929
7/31/2020	$13,660	$14,543	$17,201
8/31/2020	$14,147	$15,597	$17,669
9/30/2020	$13,834	$15,029	$17,422
10/31/2020	$13,788	$14,704	$17,443
11/30/2020	$15,489	$16,493	$19,786
12/31/2020	$16,147	$17,235	$20,735
1/31/2021	$15,965	$17,159	$20,666
2/28/2021	$16,572	$17,695	$21,019
3/31/2021	$16,256	$18,329	$20,618
4/30/2021	$17,105	$19,274	$21,777
5/31/2021	$16,414	$19,362	$21,444
6/30/2021	$17,287	$19,840	$22,901
7/31/2021	$17,566	$20,175	$23,137
8/31/2021	$17,979	$20,750	$23,884
9/30/2021	$17,312	$19,819	$22,727
10/31/2021	$18,367	$21,160	$24,321
11/30/2021	$16,729	$20,838	$23,293
12/31/2021	$17,155	$21,658	$23,375
1/31/2022	$14,818	$20,384	$20,358
2/28/2022	$14,641	$19,870	$20,111
3/31/2022	$14,906	$20,515	$20,434
4/30/2022	$12,888	$18,674	$18,133
5/31/2022	$12,357	$18,649	$17,431
6/30/2022	$11,330	$17,089	$16,128
7/31/2022	$12,658	$18,692	$18,102
8/31/2022	$12,233	$17,994	$17,509
9/30/2022	$11,100	$16,326	$16,023
10/31/2022	$11,861	$17,665	$17,282
11/30/2022	$12,445	$18,587	$18,222
12/31/2022	$11,613	$17,498	$17,129
1/31/2023	$12,923	$18,703	$18,623
2/28/2023	$12,782	$18,266	$18,440
3/31/2023	$13,047	$18,755	$18,694
4/30/2023	$12,658	$18,955	$18,423
5/31/2023	$12,923	$19,028	$18,434
6/30/2023	$14,056	$20,328	$19,859
7/31/2023	$14,534	$21,056	$20,460
8/31/2023	$14,340	$20,650	$19,785
9/30/2023	$13,508	$19,666	$18,822
10/31/2023	$12,534	$19,145	$17,861
11/30/2023	$14,056	$20,930	$20,040
12/31/2023	$15,278	$22,040	$21,559
1/31/2024	$15,066	$22,285	$21,443
2/29/2024	$16,287	$23,491	$23,055
3/31/2024	$16,765	$24,249	$23,607
4/30/2024	$15,614	$23,182	$22,236
5/31/2024	$15,349	$24,277	$22,473
6/30/2024	$15,526	$25,028	$22,848
7/31/2024	$15,845	$25,494	$22,987
8/31/2024	$16,730	$26,049	$23,558
9/30/2024	$17,066	$26,587	$24,343
10/31/2024	$16,818	$26,392	$24,768
11/30/2024	$18,571	$28,148	$28,069
12/31/2024	$17,729	$27,288	$26,325
1/31/2025	$19,002	$28,149	$28,004
2/28/2025	$17,729	$27,610	$26,408
3/31/2025	$16,234	$25,999	$24,450
4/30/2025	$16,899	$25,825	$25,272
5/31/2025	$18,614	$27,462	$27,694
6/30/2025	$19,832	$28,857	$28,901
7/31/2025	$19,979	$29,492	$29,488
8/31/2025	$19,747	$30,175	$29,783
9/30/2025	$19,802	$31,216	$29,704
10/31/2025	$19,544	$31,885	$29,621

Average Annual Total Returns

I5CH1	1 Year	5 Years	Since Inception 3/10/17
Class A with Load	9.85%	6.03%	8.06%
Class A	16.21%	7.23%	8.77%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class A

Annual Shareholder Report

Transamerica Mid Cap Growth

Class C

MGTCX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 15.37%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund at NAV underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,118	$10,025	$10,114
5/31/2017	$10,165	$10,131	$10,264
6/30/2017	$10,133	$10,235	$10,509
7/31/2017	$10,408	$10,327	$10,540
8/31/2017	$10,400	$10,522	$10,716
9/30/2017	$10,345	$10,542	$10,792
10/31/2017	$10,800	$11,035	$11,407
11/30/2017	$11,153	$11,370	$11,789
12/31/2017	$11,336	$11,484	$11,852
1/31/2018	$11,799	$12,089	$12,523
2/28/2018	$11,368	$11,644	$12,130
3/31/2018	$11,161	$11,410	$12,110
4/30/2018	$11,002	$11,453	$11,995
5/31/2018	$11,600	$11,776	$12,444
6/30/2018	$11,344	$11,854	$12,492
7/31/2018	$11,576	$12,247	$12,760
8/31/2018	$11,783	$12,677	$13,496
9/30/2018	$11,480	$12,698	$13,438
10/31/2018	$9,981	$11,763	$12,108
11/30/2018	$10,228	$11,999	$12,416
12/31/2018	$9,085	$10,882	$11,289
1/31/2019	$10,176	$11,816	$12,586
2/28/2019	$10,664	$12,231	$13,324
3/31/2019	$10,790	$12,410	$13,504
4/30/2019	$11,216	$12,906	$14,111
5/31/2019	$10,952	$12,070	$13,299
6/30/2019	$11,692	$12,918	$14,233
7/31/2019	$11,805	$13,110	$14,566
8/31/2019	$11,667	$12,843	$14,300
9/30/2019	$11,780	$13,068	$14,138
10/31/2019	$12,206	$13,350	$14,400
11/30/2019	$12,719	$13,857	$15,116
12/31/2019	$12,885	$14,257	$15,293
1/31/2020	$12,974	$14,242	$15,436
2/29/2020	$11,915	$13,076	$14,372
3/31/2020	$10,116	$11,278	$12,228
4/30/2020	$11,660	$12,771	$14,143
5/31/2020	$12,923	$13,454	$15,564
6/30/2020	$13,382	$13,762	$15,929
7/31/2020	$14,097	$14,543	$17,201
8/31/2020	$14,594	$15,597	$17,669
9/30/2020	$14,263	$15,029	$17,422
10/31/2020	$14,211	$14,704	$17,443
11/30/2020	$15,946	$16,493	$19,786
12/31/2020	$16,607	$17,235	$20,735
1/31/2021	$16,419	$17,159	$20,666
2/28/2021	$17,023	$17,695	$21,019
3/31/2021	$16,687	$18,329	$20,618
4/30/2021	$17,546	$19,274	$21,777
5/31/2021	$16,835	$19,362	$21,444
6/30/2021	$17,720	$19,840	$22,901
7/31/2021	$17,988	$20,175	$23,137
8/31/2021	$18,404	$20,750	$23,884
9/30/2021	$17,707	$19,819	$22,727
10/31/2021	$18,793	$21,160	$24,321
11/30/2021	$17,090	$20,838	$23,293
12/31/2021	$17,516	$21,658	$23,375
1/31/2022	$15,115	$20,384	$20,358
2/28/2022	$14,932	$19,870	$20,111
3/31/2022	$15,197	$20,515	$20,434
4/30/2022	$13,122	$18,674	$18,133
5/31/2022	$12,572	$18,649	$17,431
6/30/2022	$11,535	$17,089	$16,128
7/31/2022	$13,040	$18,692	$18,102
8/31/2022	$12,613	$17,994	$17,509
9/30/2022	$11,433	$16,326	$16,023
10/31/2022	$12,206	$17,665	$17,282
11/30/2022	$12,796	$18,587	$18,222
12/31/2022	$11,942	$17,498	$17,129
1/31/2023	$13,264	$18,703	$18,623
2/28/2023	$13,122	$18,266	$18,440
3/31/2023	$13,386	$18,755	$18,694
4/30/2023	$12,959	$18,955	$18,423
5/31/2023	$13,244	$19,028	$18,434
6/30/2023	$14,403	$20,328	$19,859
7/31/2023	$14,871	$21,056	$20,460
8/31/2023	$14,647	$20,650	$19,785
9/30/2023	$13,813	$19,666	$18,822
10/31/2023	$12,796	$19,145	$17,861
11/30/2023	$14,342	$20,930	$20,040
12/31/2023	$15,583	$22,040	$21,559
1/31/2024	$15,359	$22,285	$21,443
2/29/2024	$16,600	$23,491	$23,055
3/31/2024	$17,068	$24,249	$23,607
4/30/2024	$15,888	$23,182	$22,236
5/31/2024	$15,604	$24,277	$22,473
6/30/2024	$15,766	$25,028	$22,848
7/31/2024	$16,092	$25,494	$22,987
8/31/2024	$16,967	$26,049	$23,558
9/30/2024	$17,292	$26,587	$24,343
10/31/2024	$17,028	$26,392	$24,768
11/30/2024	$18,797	$28,148	$28,069
12/31/2024	$17,931	$27,288	$26,325
1/31/2025	$19,210	$28,149	$28,004
2/28/2025	$17,910	$27,610	$26,408
3/31/2025	$16,396	$25,999	$24,450
4/30/2025	$17,057	$25,825	$25,272
5/31/2025	$18,784	$27,462	$27,694
6/30/2025	$19,999	$28,857	$28,901
7/31/2025	$20,127	$29,492	$29,488
8/31/2025	$19,901	$30,175	$29,783
9/30/2025	$19,922	$31,216	$29,704
10/31/2025	$19,645	$31,885	$29,621

Average Annual Total Returns

I5CH3	1 Year	5 Years	Since Inception 3/10/17
Class C with Load	14.37%	6.69%	8.12%
Class C	15.37%	6.69%	8.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class C

Annual Shareholder Report

Transamerica Mid Cap Growth

Class I

IMCGX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.92%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 16.63%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,122	$10,025	$10,114
5/31/2017	$10,175	$10,131	$10,264
6/30/2017	$10,160	$10,235	$10,509
7/31/2017	$10,442	$10,327	$10,540
8/31/2017	$10,442	$10,522	$10,716
9/30/2017	$10,396	$10,542	$10,792
10/31/2017	$10,877	$11,035	$11,407
11/30/2017	$11,235	$11,370	$11,789
12/31/2017	$11,437	$11,484	$11,852
1/31/2018	$11,911	$12,089	$12,523
2/28/2018	$11,491	$11,644	$12,130
3/31/2018	$11,289	$11,410	$12,110
4/30/2018	$11,134	$11,453	$11,995
5/31/2018	$11,755	$11,776	$12,444
6/30/2018	$11,499	$11,854	$12,492
7/31/2018	$11,748	$12,247	$12,760
8/31/2018	$11,973	$12,677	$13,496
9/30/2018	$11,670	$12,698	$13,438
10/31/2018	$10,155	$11,763	$12,108
11/30/2018	$10,403	$11,999	$12,416
12/31/2018	$9,240	$10,882	$11,289
1/31/2019	$10,367	$11,816	$12,586
2/28/2019	$10,882	$12,231	$13,324
3/31/2019	$11,014	$12,410	$13,504
4/30/2019	$11,446	$12,906	$14,111
5/31/2019	$11,194	$12,070	$13,299
6/30/2019	$11,961	$12,918	$14,233
7/31/2019	$12,081	$13,110	$14,566
8/31/2019	$11,949	$12,843	$14,300
9/30/2019	$12,093	$13,068	$14,138
10/31/2019	$12,536	$13,350	$14,400
11/30/2019	$13,064	$13,857	$15,116
12/31/2019	$13,246	$14,257	$15,293
1/31/2020	$13,367	$14,242	$15,436
2/29/2020	$12,283	$13,076	$14,372
3/31/2020	$10,431	$11,278	$12,228
4/30/2020	$12,039	$12,771	$14,143
5/31/2020	$13,355	$13,454	$15,564
6/30/2020	$13,843	$13,762	$15,929
7/31/2020	$14,586	$14,543	$17,201
8/31/2020	$15,110	$15,597	$17,669
9/30/2020	$14,793	$15,029	$17,422
10/31/2020	$14,744	$14,704	$17,443
11/30/2020	$16,560	$16,493	$19,786
12/31/2020	$17,264	$17,235	$20,735
1/31/2021	$17,085	$17,159	$20,666
2/28/2021	$17,736	$17,695	$21,019
3/31/2021	$17,391	$18,329	$20,618
4/30/2021	$18,310	$19,274	$21,777
5/31/2021	$17,570	$19,362	$21,444
6/30/2021	$18,514	$19,840	$22,901
7/31/2021	$18,820	$20,175	$23,137
8/31/2021	$19,267	$20,750	$23,884
9/30/2021	$18,553	$19,819	$22,727
10/31/2021	$19,701	$21,160	$24,321
11/30/2021	$17,940	$20,838	$23,293
12/31/2021	$18,402	$21,658	$23,375
1/31/2022	$15,892	$20,384	$20,358
2/28/2022	$15,707	$19,870	$20,111
3/31/2022	$16,003	$20,515	$20,434
4/30/2022	$13,862	$18,674	$18,133
5/31/2022	$13,308	$18,649	$17,431
6/30/2022	$12,200	$17,089	$16,128
7/31/2022	$13,622	$18,692	$18,102
8/31/2022	$13,179	$17,994	$17,509
9/30/2022	$11,961	$16,326	$16,023
10/31/2022	$12,783	$17,665	$17,282
11/30/2022	$13,430	$18,587	$18,222
12/31/2022	$12,542	$17,498	$17,129
1/31/2023	$13,948	$18,703	$18,623
2/28/2023	$13,800	$18,266	$18,440
3/31/2023	$14,078	$18,755	$18,694
4/30/2023	$13,671	$18,955	$18,423
5/31/2023	$13,967	$19,028	$18,434
6/30/2023	$15,188	$20,328	$19,859
7/31/2023	$15,724	$21,056	$20,460
8/31/2023	$15,502	$20,650	$19,785
9/30/2023	$14,614	$19,666	$18,822
10/31/2023	$13,560	$19,145	$17,861
11/30/2023	$15,225	$20,930	$20,040
12/31/2023	$16,538	$22,040	$21,559
1/31/2024	$16,316	$22,285	$21,443
2/29/2024	$17,648	$23,491	$23,055
3/31/2024	$18,166	$24,249	$23,607
4/30/2024	$16,927	$23,182	$22,236
5/31/2024	$16,649	$24,277	$22,473
6/30/2024	$16,834	$25,028	$22,848
7/31/2024	$17,186	$25,494	$22,987
8/31/2024	$18,166	$26,049	$23,558
9/30/2024	$18,518	$26,587	$24,343
10/31/2024	$18,259	$26,392	$24,768
11/30/2024	$20,164	$28,148	$28,069
12/31/2024	$19,266	$27,288	$26,325
1/31/2025	$20,652	$28,149	$28,004
2/28/2025	$19,266	$27,610	$26,408
3/31/2025	$17,650	$25,999	$24,450
4/30/2025	$18,381	$25,825	$25,272
5/31/2025	$20,267	$27,462	$27,694
6/30/2025	$21,595	$28,857	$28,901
7/31/2025	$21,768	$29,492	$29,488
8/31/2025	$21,525	$30,175	$29,783
9/30/2025	$21,583	$31,216	$29,704
10/31/2025	$21,294	$31,885	$29,621

Average Annual Total Returns

I5CH8	1 Year	5 Years	Since Inception 3/10/17
Class I	16.63%	7.63%	9.14%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I

Annual Shareholder Report

Transamerica Mid Cap Growth

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$89	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 16.66%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,122	$10,025	$10,114
5/31/2017	$10,175	$10,131	$10,264
6/30/2017	$10,160	$10,235	$10,509
7/31/2017	$10,441	$10,327	$10,540
8/31/2017	$10,441	$10,522	$10,716
9/30/2017	$10,403	$10,542	$10,792
10/31/2017	$10,882	$11,035	$11,407
11/30/2017	$11,247	$11,370	$11,789
12/31/2017	$11,444	$11,484	$11,852
1/31/2018	$11,917	$12,089	$12,523
2/28/2018	$11,498	$11,644	$12,130
3/31/2018	$11,304	$11,410	$12,110
4/30/2018	$11,149	$11,453	$11,995
5/31/2018	$11,769	$11,776	$12,444
6/30/2018	$11,513	$11,854	$12,492
7/31/2018	$11,769	$12,247	$12,760
8/31/2018	$11,987	$12,677	$13,496
9/30/2018	$11,684	$12,698	$13,438
10/31/2018	$10,163	$11,763	$12,108
11/30/2018	$10,396	$11,999	$12,416
12/31/2018	$9,238	$10,882	$11,289
1/31/2019	$10,369	$11,816	$12,586
2/28/2019	$10,869	$12,231	$13,324
3/31/2019	$11,012	$12,410	$13,504
4/30/2019	$11,452	$12,906	$14,111
5/31/2019	$11,190	$12,070	$13,299
6/30/2019	$11,952	$12,918	$14,233
7/31/2019	$12,083	$13,110	$14,566
8/31/2019	$11,952	$12,843	$14,300
9/30/2019	$12,083	$13,068	$14,138
10/31/2019	$12,535	$13,350	$14,400
11/30/2019	$13,071	$13,857	$15,116
12/31/2019	$13,240	$14,257	$15,293
1/31/2020	$13,361	$14,242	$15,436
2/29/2020	$12,272	$13,076	$14,372
3/31/2020	$10,432	$11,278	$12,228
4/30/2020	$12,042	$12,771	$14,143
5/31/2020	$13,361	$13,454	$15,564
6/30/2020	$13,845	$13,762	$15,929
7/31/2020	$14,595	$14,543	$17,201
8/31/2020	$15,116	$15,597	$17,669
9/30/2020	$14,801	$15,029	$17,422
10/31/2020	$14,753	$14,704	$17,443
11/30/2020	$16,580	$16,493	$19,786
12/31/2020	$17,280	$17,235	$20,735
1/31/2021	$17,102	$17,159	$20,666
2/28/2021	$17,749	$17,695	$21,019
3/31/2021	$17,419	$18,329	$20,618
4/30/2021	$18,331	$19,274	$21,777
5/31/2021	$17,596	$19,362	$21,444
6/30/2021	$18,547	$19,840	$22,901
7/31/2021	$18,851	$20,175	$23,137
8/31/2021	$19,294	$20,750	$23,884
9/30/2021	$18,585	$19,819	$22,727
10/31/2021	$19,737	$21,160	$24,321
11/30/2021	$17,964	$20,838	$23,293
12/31/2021	$18,434	$21,658	$23,375
1/31/2022	$15,933	$20,384	$20,358
2/28/2022	$15,751	$19,870	$20,111
3/31/2022	$16,043	$20,515	$20,434
4/30/2022	$13,871	$18,674	$18,133
5/31/2022	$13,305	$18,649	$17,431
6/30/2022	$12,210	$17,089	$16,128
7/31/2022	$13,634	$18,692	$18,102
8/31/2022	$13,196	$17,994	$17,509
9/30/2022	$11,973	$16,326	$16,023
10/31/2022	$12,794	$17,665	$17,282
11/30/2022	$13,451	$18,587	$18,222
12/31/2022	$12,539	$17,498	$17,129
1/31/2023	$13,962	$18,703	$18,623
2/28/2023	$13,816	$18,266	$18,440
3/31/2023	$14,108	$18,755	$18,694
4/30/2023	$13,688	$18,955	$18,423
5/31/2023	$13,980	$19,028	$18,434
6/30/2023	$15,221	$20,328	$19,859
7/31/2023	$15,751	$21,056	$20,460
8/31/2023	$15,532	$20,650	$19,785
9/30/2023	$14,637	$19,666	$18,822
10/31/2023	$13,579	$19,145	$17,861
11/30/2023	$15,240	$20,930	$20,040
12/31/2023	$16,572	$22,040	$21,559
1/31/2024	$16,353	$22,285	$21,443
2/29/2024	$17,685	$23,491	$23,055
3/31/2024	$18,215	$24,249	$23,607
4/30/2024	$16,974	$23,182	$22,236
5/31/2024	$16,682	$24,277	$22,473
6/30/2024	$16,864	$25,028	$22,848
7/31/2024	$17,229	$25,494	$22,987
8/31/2024	$18,196	$26,049	$23,558
9/30/2024	$18,561	$26,587	$24,343
10/31/2024	$18,306	$26,392	$24,768
11/30/2024	$20,204	$28,148	$28,069
12/31/2024	$19,318	$27,288	$26,325
1/31/2025	$20,703	$28,149	$28,004
2/28/2025	$19,318	$27,610	$26,408
3/31/2025	$17,705	$25,999	$24,450
4/30/2025	$18,426	$25,825	$25,272
5/31/2025	$20,305	$27,462	$27,694
6/30/2025	$21,652	$28,857	$28,901
7/31/2025	$21,823	$29,492	$29,488
8/31/2025	$21,583	$30,175	$29,783
9/30/2025	$21,640	$31,216	$29,704
10/31/2025	$21,355	$31,885	$29,621

Average Annual Total Returns

I5CH4	1 Year	5 Years	Since Inception 3/10/17
Class I2	16.66%	7.68%	9.17%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I2

Annual Shareholder Report

Transamerica Mid Cap Growth

Class I3

TMITX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$89	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 16.59%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,053	$10,025	$10,114
5/31/2017	$10,113	$10,131	$10,264
6/30/2017	$10,091	$10,235	$10,509
7/31/2017	$10,378	$10,327	$10,540
8/31/2017	$10,378	$10,522	$10,716
9/30/2017	$10,340	$10,542	$10,792
10/31/2017	$10,816	$11,035	$11,407
11/30/2017	$11,178	$11,370	$11,789
12/31/2017	$11,376	$11,484	$11,852
1/31/2018	$11,853	$12,089	$12,523
2/28/2018	$11,430	$11,644	$12,130
3/31/2018	$11,237	$11,410	$12,110
4/30/2018	$11,091	$11,453	$11,995
5/31/2018	$11,707	$11,776	$12,444
6/30/2018	$11,461	$11,854	$12,492
7/31/2018	$11,707	$12,247	$12,760
8/31/2018	$11,930	$12,677	$13,496
9/30/2018	$11,630	$12,698	$13,438
10/31/2018	$10,114	$11,763	$12,108
11/30/2018	$10,352	$11,999	$12,416
12/31/2018	$9,195	$10,882	$11,289
1/31/2019	$10,310	$11,816	$12,586
2/28/2019	$10,820	$12,231	$13,324
3/31/2019	$10,963	$12,410	$13,504
4/30/2019	$11,390	$12,906	$14,111
5/31/2019	$11,141	$12,070	$13,299
6/30/2019	$11,900	$12,918	$14,233
7/31/2019	$12,018	$13,110	$14,566
8/31/2019	$11,900	$12,843	$14,300
9/30/2019	$12,030	$13,068	$14,138
10/31/2019	$12,481	$13,350	$14,400
11/30/2019	$13,003	$13,857	$15,116
12/31/2019	$13,183	$14,257	$15,293
1/31/2020	$13,304	$14,242	$15,436
2/29/2020	$12,218	$13,076	$14,372
3/31/2020	$10,385	$11,278	$12,228
4/30/2020	$11,989	$12,771	$14,143
5/31/2020	$13,292	$13,454	$15,564
6/30/2020	$13,774	$13,762	$15,929
7/31/2020	$14,534	$14,543	$17,201
8/31/2020	$15,053	$15,597	$17,669
9/30/2020	$14,727	$15,029	$17,422
10/31/2020	$14,691	$14,704	$17,443
11/30/2020	$16,500	$16,493	$19,786
12/31/2020	$17,210	$17,235	$20,735
1/31/2021	$17,020	$17,159	$20,666
2/28/2021	$17,664	$17,695	$21,019
3/31/2021	$17,336	$18,329	$20,618
4/30/2021	$18,245	$19,274	$21,777
5/31/2021	$17,513	$19,362	$21,444
6/30/2021	$18,460	$19,840	$22,901
7/31/2021	$18,763	$20,175	$23,137
8/31/2021	$19,205	$20,750	$23,884
9/30/2021	$18,497	$19,819	$22,727
10/31/2021	$19,634	$21,160	$24,321
11/30/2021	$17,891	$20,838	$23,293
12/31/2021	$18,347	$21,658	$23,375
1/31/2022	$15,854	$20,384	$20,358
2/28/2022	$15,672	$19,870	$20,111
3/31/2022	$15,963	$20,515	$20,434
4/30/2022	$13,797	$18,674	$18,133
5/31/2022	$13,251	$18,649	$17,431
6/30/2022	$12,159	$17,089	$16,128
7/31/2022	$13,578	$18,692	$18,102
8/31/2022	$13,142	$17,994	$17,509
9/30/2022	$11,922	$16,326	$16,023
10/31/2022	$12,741	$17,665	$17,282
11/30/2022	$13,378	$18,587	$18,222
12/31/2022	$12,486	$17,498	$17,129
1/31/2023	$13,906	$18,703	$18,623
2/28/2023	$13,742	$18,266	$18,440
3/31/2023	$14,033	$18,755	$18,694
4/30/2023	$13,615	$18,955	$18,423
5/31/2023	$13,924	$19,028	$18,434
6/30/2023	$15,144	$20,328	$19,859
7/31/2023	$15,672	$21,056	$20,460
8/31/2023	$15,453	$20,650	$19,785
9/30/2023	$14,580	$19,666	$18,822
10/31/2023	$13,524	$19,145	$17,861
11/30/2023	$15,180	$20,930	$20,040
12/31/2023	$16,491	$22,040	$21,559
1/31/2024	$16,272	$22,285	$21,443
2/29/2024	$17,601	$23,491	$23,055
3/31/2024	$18,129	$24,249	$23,607
4/30/2024	$16,891	$23,182	$22,236
5/31/2024	$16,600	$24,277	$22,473
6/30/2024	$16,800	$25,028	$22,848
7/31/2024	$17,164	$25,494	$22,987
8/31/2024	$18,129	$26,049	$23,558
9/30/2024	$18,475	$26,587	$24,343
10/31/2024	$18,220	$26,392	$24,768
11/30/2024	$20,113	$28,148	$28,069
12/31/2024	$19,211	$27,288	$26,325
1/31/2025	$20,611	$28,149	$28,004
2/28/2025	$19,230	$27,610	$26,408
3/31/2025	$17,621	$25,999	$24,450
4/30/2025	$18,340	$25,825	$25,272
5/31/2025	$20,214	$27,462	$27,694
6/30/2025	$21,539	$28,857	$28,901
7/31/2025	$21,709	$29,492	$29,488
8/31/2025	$21,470	$30,175	$29,783
9/30/2025	$21,527	$31,216	$29,704
10/31/2025	$21,243	$31,885	$29,621

Average Annual Total Returns

I5CHD	1 Year	5 Years	Since Inception 3/10/17
Class I3	16.59%	7.65%	9.10%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class I3

Annual Shareholder Report

Transamerica Mid Cap Growth

Class R

TMIRX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.33%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 16.00%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,053	$10,025	$10,114
5/31/2017	$10,106	$10,131	$10,264
6/30/2017	$10,076	$10,235	$10,509
7/31/2017	$10,355	$10,327	$10,540
8/31/2017	$10,347	$10,522	$10,716
9/30/2017	$10,310	$10,542	$10,792
10/31/2017	$10,770	$11,035	$11,407
11/30/2017	$11,125	$11,370	$11,789
12/31/2017	$11,325	$11,484	$11,852
1/31/2018	$11,785	$12,089	$12,523
2/28/2018	$11,363	$11,644	$12,130
3/31/2018	$11,164	$11,410	$12,110
4/30/2018	$11,010	$11,453	$11,995
5/31/2018	$11,616	$11,776	$12,444
6/30/2018	$11,363	$11,854	$12,492
7/31/2018	$11,609	$12,247	$12,760
8/31/2018	$11,824	$12,677	$13,496
9/30/2018	$11,524	$12,698	$13,438
10/31/2018	$10,028	$11,763	$12,108
11/30/2018	$10,266	$11,999	$12,416
12/31/2018	$9,109	$10,882	$11,289
1/31/2019	$10,216	$11,816	$12,586
2/28/2019	$10,711	$12,231	$13,324
3/31/2019	$10,853	$12,410	$13,504
4/30/2019	$11,277	$12,906	$14,111
5/31/2019	$11,018	$12,070	$13,299
6/30/2019	$11,772	$12,918	$14,233
7/31/2019	$11,890	$13,110	$14,566
8/31/2019	$11,748	$12,843	$14,300
9/30/2019	$11,878	$13,068	$14,138
10/31/2019	$12,314	$13,350	$14,400
11/30/2019	$12,832	$13,857	$15,116
12/31/2019	$12,999	$14,257	$15,293
1/31/2020	$13,107	$14,242	$15,436
2/29/2020	$12,041	$13,076	$14,372
3/31/2020	$10,232	$11,278	$12,228
4/30/2020	$11,801	$12,771	$14,143
5/31/2020	$13,083	$13,454	$15,564
6/30/2020	$13,551	$13,762	$15,929
7/31/2020	$14,281	$14,543	$17,201
8/31/2020	$14,785	$15,597	$17,669
9/30/2020	$14,473	$15,029	$17,422
10/31/2020	$14,413	$14,704	$17,443
11/30/2020	$16,198	$16,493	$19,786
12/31/2020	$16,879	$17,235	$20,735
1/31/2021	$16,691	$17,159	$20,666
2/28/2021	$17,318	$17,695	$21,019
3/31/2021	$16,992	$18,329	$20,618
4/30/2021	$17,870	$19,274	$21,777
5/31/2021	$17,155	$19,362	$21,444
6/30/2021	$18,071	$19,840	$22,901
7/31/2021	$18,347	$20,175	$23,137
8/31/2021	$18,774	$20,750	$23,884
9/30/2021	$18,084	$19,819	$22,727
10/31/2021	$19,188	$21,160	$24,321
11/30/2021	$17,469	$20,838	$23,293
12/31/2021	$17,907	$21,658	$23,375
1/31/2022	$15,463	$20,384	$20,358
2/28/2022	$15,281	$19,870	$20,111
3/31/2022	$15,573	$20,515	$20,434
4/30/2022	$13,458	$18,674	$18,133
5/31/2022	$12,911	$18,649	$17,431
6/30/2022	$11,835	$17,089	$16,128
7/31/2022	$13,221	$18,692	$18,102
8/31/2022	$12,783	$17,994	$17,509
9/30/2022	$11,598	$16,326	$16,023
10/31/2022	$12,382	$17,665	$17,282
11/30/2022	$13,002	$18,587	$18,222
12/31/2022	$12,126	$17,498	$17,129
1/31/2023	$13,494	$18,703	$18,623
2/28/2023	$13,348	$18,266	$18,440
3/31/2023	$13,622	$18,755	$18,694
4/30/2023	$13,202	$18,955	$18,423
5/31/2023	$13,494	$19,028	$18,434
6/30/2023	$14,679	$20,328	$19,859
7/31/2023	$15,190	$21,056	$20,460
8/31/2023	$14,971	$20,650	$19,785
9/30/2023	$14,114	$19,666	$18,822
10/31/2023	$13,075	$19,145	$17,861
11/30/2023	$14,679	$20,930	$20,040
12/31/2023	$15,956	$22,040	$21,559
1/31/2024	$15,737	$22,285	$21,443
2/29/2024	$17,013	$23,491	$23,055
3/31/2024	$17,506	$24,249	$23,607
4/30/2024	$16,302	$23,182	$22,236
5/31/2024	$16,011	$24,277	$22,473
6/30/2024	$16,193	$25,028	$22,848
7/31/2024	$16,539	$25,494	$22,987
8/31/2024	$17,469	$26,049	$23,558
9/30/2024	$17,798	$26,587	$24,343
10/31/2024	$17,542	$26,392	$24,768
11/30/2024	$19,366	$28,148	$28,069
12/31/2024	$18,480	$27,288	$26,325
1/31/2025	$19,810	$28,149	$28,004
2/28/2025	$18,480	$27,610	$26,408
3/31/2025	$16,923	$25,999	$24,450
4/30/2025	$17,607	$25,825	$25,272
5/31/2025	$19,392	$27,462	$27,694
6/30/2025	$20,665	$28,857	$28,901
7/31/2025	$20,817	$29,492	$29,488
8/31/2025	$20,596	$30,175	$29,783
9/30/2025	$20,634	$31,216	$29,704
10/31/2025	$20,349	$31,885	$29,621

Average Annual Total Returns

I5CH5	1 Year	5 Years	Since Inception 3/10/17
Class R	16.00%	7.14%	8.56%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	13.38%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R

Annual Shareholder Report

Transamerica Mid Cap Growth

Class R4

TMIFX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 16.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	Russell Midcap® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,091	$10,055	$10,022
12/31/2015	$9,720	$9,849	$9,795
1/31/2016	$8,853	$9,293	$9,054
2/29/2016	$8,899	$9,290	$9,196
3/31/2016	$9,573	$9,944	$9,852
4/30/2016	$9,610	$10,006	$9,846
5/31/2016	$9,868	$10,185	$10,008
6/30/2016	$9,665	$10,206	$10,006
7/31/2016	$10,209	$10,611	$10,502
8/31/2016	$10,232	$10,638	$10,471
9/30/2016	$10,153	$10,655	$10,465
10/31/2016	$10,123	$10,424	$10,040
11/30/2016	$10,807	$10,891	$10,477
12/31/2016	$10,900	$11,103	$10,513
1/31/2017	$11,184	$11,312	$10,864
2/28/2017	$11,561	$11,733	$11,176
3/31/2017	$11,701	$11,741	$11,238
4/30/2017	$11,762	$11,865	$11,405
5/31/2017	$11,745	$11,987	$11,677
6/30/2017	$12,070	$12,095	$11,712
7/31/2017	$12,070	$12,323	$11,907
8/31/2017	$12,017	$12,347	$11,991
10/31/2017	$12,571	$12,924	$12,675
11/30/2017	$12,993	$13,316	$13,099
12/31/2017	$13,220	$13,450	$13,170
1/31/2018	$13,765	$14,158	$13,915
2/28/2018	$13,283	$13,637	$13,478
3/31/2018	$13,050	$13,363	$13,456
4/30/2018	$12,872	$13,414	$13,329
5/31/2018	$13,596	$13,792	$13,827
6/30/2018	$13,301	$13,883	$13,881
7/31/2018	$13,596	$14,343	$14,179
8/31/2018	$13,846	$14,847	$14,996
9/30/2018	$13,497	$14,871	$14,932
10/31/2018	$11,736	$13,776	$13,454
11/30/2018	$12,004	$14,052	$13,796
12/31/2018	$10,670	$12,745	$12,544
1/31/2019	$11,959	$13,838	$13,985
2/28/2019	$12,549	$14,325	$14,805
3/31/2019	$12,700	$14,534	$15,005
4/30/2019	$13,207	$15,115	$15,680
5/31/2019	$12,906	$14,137	$14,778
6/30/2019	$13,797	$15,129	$15,816
7/31/2019	$13,934	$15,354	$16,185
8/31/2019	$13,783	$15,041	$15,890
9/30/2019	$13,934	$15,305	$15,709
10/31/2019	$14,442	$15,635	$16,001
11/30/2019	$15,059	$16,229	$16,797
12/31/2019	$15,253	$16,698	$16,993
1/31/2020	$15,393	$16,680	$17,152
2/29/2020	$14,138	$15,314	$15,970
3/31/2020	$12,019	$13,208	$13,588
4/30/2020	$13,873	$14,957	$15,716
5/31/2020	$15,379	$15,757	$17,294
6/30/2020	$15,937	$16,117	$17,700
7/31/2020	$16,801	$17,033	$19,114
8/31/2020	$17,401	$18,266	$19,634
9/30/2020	$17,024	$17,601	$19,359
10/31/2020	$16,968	$17,221	$19,382
11/30/2020	$19,074	$19,317	$21,986
12/31/2020	$19,880	$20,186	$23,041
1/31/2021	$19,675	$20,096	$22,964
2/28/2021	$20,405	$20,724	$23,356
3/31/2021	$20,026	$21,467	$22,910
4/30/2021	$21,077	$22,573	$24,198
5/31/2021	$20,230	$22,676	$23,828
6/30/2021	$21,310	$23,236	$25,447
7/31/2021	$21,660	$23,628	$25,709
8/31/2021	$22,171	$24,302	$26,539
9/30/2021	$21,354	$23,212	$25,254
10/31/2021	$22,668	$24,782	$27,024
11/30/2021	$20,639	$24,404	$25,883
12/31/2021	$21,181	$25,365	$25,973
1/31/2022	$18,275	$23,873	$22,622
2/28/2022	$18,065	$23,272	$22,347
3/31/2022	$18,423	$24,026	$22,706
4/30/2022	$15,917	$21,870	$20,149
5/31/2022	$15,264	$21,841	$19,369
6/30/2022	$14,001	$20,014	$17,921
7/31/2022	$15,643	$21,891	$20,114
8/31/2022	$15,138	$21,074	$19,456
9/30/2022	$13,727	$19,120	$17,804
10/31/2022	$14,675	$20,688	$19,204
11/30/2022	$15,412	$21,768	$20,248
12/31/2022	$14,380	$20,493	$19,033
1/31/2023	$16,001	$21,905	$20,694
2/28/2023	$15,833	$21,393	$20,490
3/31/2023	$16,170	$21,965	$20,772
4/30/2023	$15,685	$22,199	$20,471
5/31/2023	$16,022	$22,285	$20,484
6/30/2023	$17,433	$23,807	$22,067
7/31/2023	$18,022	$24,661	$22,735
8/31/2023	$17,770	$24,185	$21,985
9/30/2023	$16,759	$23,032	$20,914
10/31/2023	$15,538	$22,422	$19,847
11/30/2023	$17,454	$24,513	$22,268
12/31/2023	$18,970	$25,813	$23,956
1/31/2024	$18,717	$26,099	$23,827
2/29/2024	$20,233	$27,512	$25,619
3/31/2024	$20,823	$28,399	$26,231
4/30/2024	$19,412	$27,150	$24,708
5/31/2024	$19,075	$28,432	$24,971
6/30/2024	$19,286	$29,313	$25,388
7/31/2024	$19,707	$29,857	$25,542
8/31/2024	$20,802	$30,507	$26,177
9/30/2024	$21,202	$31,138	$27,049
10/31/2024	$20,907	$30,910	$27,522
11/30/2024	$23,076	$32,966	$31,190
12/31/2024	$22,053	$31,958	$29,251
1/31/2025	$23,652	$32,967	$31,117
2/28/2025	$22,053	$32,336	$29,344
3/31/2025	$20,192	$30,449	$27,169
4/30/2025	$21,024	$30,245	$28,081
5/31/2025	$23,170	$32,162	$30,773
6/30/2025	$24,681	$33,796	$32,114
7/31/2025	$24,878	$34,540	$32,766
8/31/2025	$24,602	$35,340	$33,094
9/30/2025	$24,667	$36,559	$33,006
10/31/2025	$24,361	$37,343	$32,914

Average Annual Total Returns

I5CHE	1 Year	5 Years	10 Years
Class R4	16.52%	7.50%	9.31%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	11.17%	12.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R4

Annual Shareholder Report

Transamerica Mid Cap Growth

Class R6

TAGFX

October 31, 2025

Fund Overview

Transamerica Mid Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 16.69%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Growth Index, returned 19.59% over the same period.

  The Fund underperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within information technology, financials, and consumer staples were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials and communication services. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to information technology contributed to performance the most. This was partially offset by an overweight allocation to consumer staples, which detracted from relative performance.

  The Fund’s largest relative contributor during the fiscal year included not owning digital-advertising platform, The Trade Desk, and an overweight position in Roblox, a video game platform.

  The Fund’s largest relative detractors during the fiscal year included an average underweight in software platforms company Palantir Technologies and an average overweight in Freshpet, a pet-food company.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Growth

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,541	$10,247	$10,680
7/31/2021	$10,707	$10,420	$10,790
8/31/2021	$10,966	$10,717	$11,138
9/30/2021	$10,562	$10,236	$10,598
10/31/2021	$11,211	$10,928	$11,341
11/30/2021	$10,209	$10,762	$10,862
12/31/2021	$10,484	$11,186	$10,900
1/31/2022	$9,050	$10,528	$9,494
2/28/2022	$8,946	$10,263	$9,379
3/31/2022	$9,123	$10,595	$9,529
4/30/2022	$7,886	$9,645	$8,456
5/31/2022	$7,564	$9,632	$8,129
6/30/2022	$6,941	$8,826	$7,521
7/31/2022	$7,751	$9,654	$8,442
8/31/2022	$7,502	$9,294	$8,165
9/30/2022	$6,806	$8,432	$7,472
10/31/2022	$7,273	$9,123	$8,059
11/30/2022	$7,647	$9,599	$8,498
12/31/2022	$7,138	$9,037	$7,988
1/31/2023	$7,938	$9,660	$8,685
2/28/2023	$7,855	$9,434	$8,599
3/31/2023	$8,021	$9,686	$8,717
4/30/2023	$7,782	$9,789	$8,591
5/31/2023	$7,949	$9,828	$8,596
6/30/2023	$8,655	$10,499	$9,261
7/31/2023	$8,956	$10,875	$9,541
8/31/2023	$8,832	$10,665	$9,227
9/30/2023	$8,323	$10,157	$8,777
10/31/2023	$7,720	$9,888	$8,329
11/30/2023	$8,665	$10,810	$9,345
12/31/2023	$9,424	$11,383	$10,054
1/31/2024	$9,299	$11,509	$10,000
2/29/2024	$10,058	$12,132	$10,752
3/31/2024	$10,349	$12,524	$11,009
4/30/2024	$9,642	$11,973	$10,369
5/31/2024	$9,486	$12,538	$10,480
6/30/2024	$9,590	$12,926	$10,655
7/31/2024	$9,798	$13,167	$10,719
8/31/2024	$10,349	$13,453	$10,986
9/30/2024	$10,556	$13,732	$11,352
10/31/2024	$10,401	$13,631	$11,550
11/30/2024	$11,492	$14,538	$13,090
12/31/2024	$10,977	$14,093	$12,276
1/31/2025	$11,776	$14,538	$13,059
2/28/2025	$10,977	$14,260	$12,315
3/31/2025	$10,058	$13,428	$11,402
4/30/2025	$10,469	$13,338	$11,785
5/31/2025	$11,549	$14,183	$12,915
6/30/2025	$12,306	$14,904	$13,477
7/31/2025	$12,403	$15,232	$13,751
8/31/2025	$12,266	$15,584	$13,889
9/30/2025	$12,299	$16,122	$13,852
10/31/2025	$12,137	$16,468	$13,813

Average Annual Total Returns

I5CHB	1 Year	Since Inception 5/28/21
Class R6	16.69%	4.48%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell Midcap® Growth IndexFootnote Reference(b)	19.59%	7.58%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$144,042,042
Number of Portfolio Holdings	35
Portfolio Turnover Rate	109%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,004,490

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	24.6%
Industrials	16.3
Consumer Discretionary	14.5
Financials	11.3
Health Care	9.5
Communication Services	8.9
Energy	4.1
Utilities	3.8
Consumer Staples	3.1
Materials	1.7
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Howmet Aerospace, Inc.	6.4%
Hilton Worldwide Holdings, Inc.	6.2
Targa Resources Corp.	4.1
Veeva Systems, Inc., Class A	3.9
Datadog, Inc., Class A	3.9
NRG Energy, Inc.	3.8
Axon Enterprise, Inc.	3.7
Clean Harbors, Inc.	3.7
ROBLOX Corp., Class A	3.4
Monolithic Power Systems, Inc.	3.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Growth

Class R6

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class A

MCVAX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.82%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund at NAV underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,435	$10,055	$10,029
12/31/2015	$9,224	$9,849	$9,719
1/31/2016	$8,922	$9,293	$9,182
2/29/2016	$9,155	$9,290	$9,246
3/31/2016	$9,698	$9,944	$10,099
4/30/2016	$9,595	$10,006	$10,316
5/31/2016	$9,776	$10,185	$10,485
6/30/2016	$9,922	$10,206	$10,581
7/31/2016	$10,224	$10,611	$11,029
8/31/2016	$10,276	$10,638	$11,006
9/30/2016	$10,345	$10,655	$11,052
10/31/2016	$10,181	$10,424	$10,784
11/30/2016	$10,501	$10,891	$11,459
12/31/2016	$10,682	$11,103	$11,662
1/31/2017	$10,888	$11,312	$11,858
2/28/2017	$11,196	$11,733	$12,190
3/31/2017	$11,196	$11,741	$12,101
4/30/2017	$11,168	$11,865	$12,124
5/31/2017	$11,196	$11,987	$12,086
6/30/2017	$11,411	$12,095	$12,266
7/31/2017	$11,569	$12,323	$12,429
8/31/2017	$11,149	$12,347	$12,196
9/30/2017	$11,168	$12,648	$12,529
10/31/2017	$11,075	$12,924	$12,630
11/30/2017	$11,569	$13,316	$13,057
12/31/2017	$11,681	$13,450	$13,218
1/31/2018	$11,903	$14,158	$13,522
2/28/2018	$11,520	$13,637	$12,856
3/31/2018	$11,489	$13,363	$12,887
4/30/2018	$11,489	$13,414	$12,951
5/31/2018	$11,469	$13,792	$13,092
6/30/2018	$11,792	$13,883	$13,198
7/31/2018	$12,124	$14,343	$13,556
8/31/2018	$12,296	$14,847	$13,741
9/30/2018	$12,326	$14,871	$13,632
10/31/2018	$11,600	$13,776	$12,650
11/30/2018	$11,973	$14,052	$12,954
12/31/2018	$10,695	$12,745	$11,594
1/31/2019	$11,832	$13,838	$12,787
2/28/2019	$12,073	$14,325	$13,194
3/31/2019	$12,171	$14,534	$13,260
4/30/2019	$12,609	$15,115	$13,697
5/31/2019	$11,898	$14,137	$12,818
6/30/2019	$12,510	$15,129	$13,683
7/31/2019	$12,663	$15,354	$13,797
8/31/2019	$12,106	$15,041	$13,311
9/30/2019	$12,718	$15,305	$13,851
10/31/2019	$12,718	$15,635	$13,925
11/30/2019	$12,926	$16,229	$14,297
12/31/2019	$13,275	$16,698	$14,731
1/31/2020	$13,095	$16,680	$14,445
2/29/2020	$11,819	$15,314	$13,014
3/31/2020	$8,963	$13,208	$10,060
4/30/2020	$10,205	$14,957	$11,404
5/31/2020	$10,769	$15,757	$11,933
6/30/2020	$10,792	$16,117	$12,067
7/31/2020	$11,074	$17,033	$12,637
8/31/2020	$11,571	$18,266	$13,137
9/30/2020	$11,198	$17,601	$12,840
10/31/2020	$11,345	$17,221	$12,959
11/30/2020	$13,084	$19,317	$14,779
12/31/2020	$13,784	$20,186	$15,463
1/31/2021	$13,716	$20,096	$15,427
2/28/2021	$14,522	$20,724	$16,622
3/31/2021	$15,430	$21,467	$17,481
4/30/2021	$16,214	$22,573	$18,326
5/31/2021	$16,634	$22,676	$18,688
6/30/2021	$16,293	$23,236	$18,470
7/31/2021	$16,259	$23,628	$18,585
8/31/2021	$16,668	$24,302	$18,983
9/30/2021	$16,191	$23,212	$18,284
10/31/2021	$16,725	$24,782	$19,257
11/30/2021	$16,191	$24,404	$18,672
12/31/2021	$17,275	$25,365	$19,845
1/31/2022	$17,071	$23,873	$18,997
2/28/2022	$17,012	$23,272	$18,909
3/31/2022	$17,596	$24,026	$19,483
4/30/2022	$16,822	$21,870	$18,325
5/31/2022	$17,772	$21,841	$18,677
6/30/2022	$15,961	$20,014	$16,624
7/31/2022	$16,968	$21,891	$18,055
8/31/2022	$16,472	$21,074	$17,502
9/30/2022	$14,720	$19,120	$15,805
10/31/2022	$15,990	$20,688	$17,298
11/30/2022	$16,764	$21,768	$18,391
12/31/2022	$16,072	$20,493	$17,457
1/31/2023	$17,365	$21,905	$18,867
2/28/2023	$16,649	$21,393	$18,262
3/31/2023	$16,181	$21,965	$17,687
4/30/2023	$16,353	$22,199	$17,689
5/31/2023	$15,512	$22,285	$16,904
6/30/2023	$16,633	$23,807	$18,370
7/31/2023	$17,318	$24,661	$19,170
8/31/2023	$17,038	$24,185	$18,492
9/30/2023	$16,384	$23,032	$17,551
10/31/2023	$15,808	$22,422	$16,681
11/30/2023	$16,711	$24,513	$18,254
12/31/2023	$17,677	$25,813	$19,676
1/31/2024	$17,661	$26,099	$19,324
2/29/2024	$18,019	$27,512	$20,247
3/31/2024	$18,850	$28,399	$21,295
4/30/2024	$17,921	$27,150	$20,180
5/31/2024	$18,280	$28,432	$20,905
6/30/2024	$17,775	$29,313	$20,570
7/31/2024	$19,159	$29,857	$21,813
8/31/2024	$19,306	$30,507	$22,224
9/30/2024	$19,208	$31,138	$22,643
10/31/2024	$18,931	$30,910	$22,359
11/30/2024	$20,137	$32,966	$24,004
12/31/2024	$18,888	$31,958	$22,248
1/31/2025	$19,514	$32,967	$23,030
2/28/2025	$19,478	$32,336	$22,610
3/31/2025	$19,281	$30,449	$21,778
4/30/2025	$18,780	$30,245	$21,238
5/31/2025	$19,156	$32,162	$22,165
6/30/2025	$19,692	$33,796	$22,943
7/31/2025	$19,728	$34,540	$23,354
8/31/2025	$20,694	$35,340	$24,055
9/30/2025	$20,479	$36,559	$24,360
10/31/2025	$20,032	$37,343	$24,116

Average Annual Total Returns

I6CB1	1 Year	5 Years	10 Years
Class A with Load	(0.03%)	10.79%	7.19%
Class A	5.82%	12.04%	7.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class A

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class A

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class C

MCVCX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.87%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.12%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund at NAV underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,973	$10,055	$10,029
12/31/2015	$9,737	$9,849	$9,719
1/31/2016	$9,418	$9,293	$9,182
2/29/2016	$9,655	$9,290	$9,246
3/31/2016	$10,221	$9,944	$10,099
4/30/2016	$10,112	$10,006	$10,316
5/31/2016	$10,294	$10,185	$10,485
6/30/2016	$10,450	$10,206	$10,581
7/31/2016	$10,751	$10,611	$11,029
8/31/2016	$10,806	$10,638	$11,006
9/30/2016	$10,870	$10,655	$11,052
10/31/2016	$10,687	$10,424	$10,784
11/30/2016	$11,007	$10,891	$11,459
12/31/2016	$11,201	$11,103	$11,662
1/31/2017	$11,408	$11,312	$11,858
2/28/2017	$11,724	$11,733	$12,190
3/31/2017	$11,714	$11,741	$12,101
4/30/2017	$11,674	$11,865	$12,124
5/31/2017	$11,704	$11,987	$12,086
6/30/2017	$11,921	$12,095	$12,266
7/31/2017	$12,068	$12,323	$12,429
8/31/2017	$11,625	$12,347	$12,196
10/31/2017	$11,536	$12,924	$12,630
11/30/2017	$12,039	$13,316	$13,057
12/31/2017	$12,146	$13,450	$13,218
1/31/2018	$12,368	$14,158	$13,522
2/28/2018	$11,966	$13,637	$12,856
3/31/2018	$11,924	$13,363	$12,887
4/30/2018	$11,924	$13,414	$12,951
5/31/2018	$11,902	$13,792	$13,092
6/30/2018	$12,230	$13,883	$13,198
7/31/2018	$12,558	$14,343	$13,556
8/31/2018	$12,728	$14,847	$13,741
9/30/2018	$12,759	$14,871	$13,632
10/31/2018	$11,998	$13,776	$12,650
11/30/2018	$12,368	$14,052	$12,954
12/31/2018	$11,039	$12,745	$11,594
1/31/2019	$12,201	$13,838	$12,787
2/28/2019	$12,451	$14,325	$13,194
3/31/2019	$12,543	$14,534	$13,260
4/30/2019	$13,010	$15,115	$13,697
5/31/2019	$12,269	$14,137	$12,818
6/30/2019	$12,896	$15,129	$13,683
7/31/2019	$13,044	$15,354	$13,797
8/31/2019	$12,463	$15,041	$13,311
9/30/2019	$13,089	$15,305	$13,851
10/31/2019	$13,078	$15,635	$13,925
11/30/2019	$13,283	$16,229	$14,297
12/31/2019	$13,636	$16,698	$14,731
1/31/2020	$13,437	$16,680	$14,445
2/29/2020	$12,123	$15,314	$13,014
3/31/2020	$9,189	$13,208	$10,060
4/30/2020	$10,456	$14,957	$11,404
5/31/2020	$11,019	$15,757	$11,933
6/30/2020	$11,043	$16,117	$12,067
7/31/2020	$11,325	$17,033	$12,637
8/31/2020	$11,829	$18,266	$13,137
9/30/2020	$11,430	$17,601	$12,840
10/31/2020	$11,583	$17,221	$12,959
11/30/2020	$13,355	$19,317	$14,779
12/31/2020	$14,047	$20,186	$15,463
1/31/2021	$13,977	$20,096	$15,427
2/28/2021	$14,798	$20,724	$16,622
3/31/2021	$15,702	$21,467	$17,481
4/30/2021	$16,500	$22,573	$18,326
5/31/2021	$16,911	$22,676	$18,688
6/30/2021	$16,558	$23,236	$18,470
7/31/2021	$16,512	$23,628	$18,585
8/31/2021	$16,922	$24,302	$18,983
9/30/2021	$16,429	$23,212	$18,284
10/31/2021	$16,957	$24,782	$19,257
11/30/2021	$16,406	$24,404	$18,672
12/31/2021	$17,515	$25,365	$19,845
1/31/2022	$17,288	$23,873	$18,997
2/28/2022	$17,212	$23,272	$18,909
3/31/2022	$17,803	$24,026	$19,483
4/30/2022	$17,015	$21,870	$18,325
5/31/2022	$17,954	$21,841	$18,677
6/30/2022	$16,121	$20,014	$16,624
7/31/2022	$17,136	$21,891	$18,055
8/31/2022	$16,606	$21,074	$17,502
9/30/2022	$14,848	$19,120	$15,805
10/31/2022	$16,121	$20,688	$17,298
11/30/2022	$16,879	$21,768	$18,391
12/31/2022	$16,180	$20,493	$17,457
1/31/2023	$17,483	$21,905	$18,867
2/28/2023	$16,743	$21,393	$18,262
3/31/2023	$16,261	$21,965	$17,687
4/30/2023	$16,422	$22,199	$17,689
5/31/2023	$15,569	$22,285	$16,904
6/30/2023	$16,695	$23,807	$18,370
7/31/2023	$17,354	$24,661	$19,170
8/31/2023	$17,081	$24,185	$18,492
9/30/2023	$16,406	$23,032	$17,551
10/31/2023	$15,810	$22,422	$16,681
11/30/2023	$16,711	$24,513	$18,254
12/31/2023	$17,670	$25,813	$19,676
1/31/2024	$17,653	$26,099	$19,324
2/29/2024	$18,005	$27,512	$20,247
3/31/2024	$18,826	$28,399	$21,295
4/30/2024	$17,871	$27,150	$20,180
5/31/2024	$18,223	$28,432	$20,905
6/30/2024	$17,720	$29,313	$20,570
7/31/2024	$19,077	$29,857	$21,813
8/31/2024	$19,211	$30,507	$22,224
9/30/2024	$19,110	$31,138	$22,643
10/31/2024	$18,826	$30,910	$22,359
11/30/2024	$19,998	$32,966	$24,004
12/31/2024	$18,748	$31,958	$22,248
1/31/2025	$19,369	$32,967	$23,030
2/28/2025	$19,333	$32,336	$22,610
3/31/2025	$19,113	$30,449	$21,778
4/30/2025	$18,602	$30,245	$21,238
5/31/2025	$18,967	$32,162	$22,165
6/30/2025	$19,479	$33,796	$22,943
7/31/2025	$19,515	$34,540	$23,354
8/31/2025	$20,447	$35,340	$24,055
9/30/2025	$20,228	$36,559	$24,360
10/31/2025	$19,790	$37,343	$24,116

Average Annual Total Returns

I6CB3	1 Year	5 Years	10 Years
Class C with Load	4.16%	11.31%	7.06%
Class C	5.12%	11.31%	7.06%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class C

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class C

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I

MVTIX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 6.25%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,982	$10,055	$10,029
12/31/2015	$9,753	$9,849	$9,719
1/31/2016	$9,443	$9,293	$9,182
2/29/2016	$9,680	$9,290	$9,246
3/31/2016	$10,263	$9,944	$10,099
4/30/2016	$10,163	$10,006	$10,316
5/31/2016	$10,354	$10,185	$10,485
6/30/2016	$10,518	$10,206	$10,581
7/31/2016	$10,827	$10,611	$11,029
8/31/2016	$10,891	$10,638	$11,006
9/30/2016	$10,964	$10,655	$11,052
10/31/2016	$10,800	$10,424	$10,784
11/30/2016	$11,128	$10,891	$11,459
12/31/2016	$11,322	$11,103	$11,662
1/31/2017	$11,549	$11,312	$11,858
2/28/2017	$11,874	$11,733	$12,190
3/31/2017	$11,874	$11,741	$12,101
4/30/2017	$11,845	$11,865	$12,124
5/31/2017	$11,884	$11,987	$12,086
6/30/2017	$12,111	$12,095	$12,266
7/31/2017	$12,279	$12,323	$12,429
8/31/2017	$11,835	$12,347	$12,196
10/31/2017	$11,766	$12,924	$12,630
11/30/2017	$12,289	$13,316	$13,057
12/31/2017	$12,416	$13,450	$13,218
1/31/2018	$12,651	$14,158	$13,522
2/28/2018	$12,256	$13,637	$12,856
3/31/2018	$12,224	$13,363	$12,887
4/30/2018	$12,235	$13,414	$12,951
5/31/2018	$12,213	$13,792	$13,092
6/30/2018	$12,565	$13,883	$13,198
7/31/2018	$12,917	$14,343	$13,556
8/31/2018	$13,099	$14,847	$13,741
9/30/2018	$13,141	$14,871	$13,632
10/31/2018	$12,373	$13,776	$12,650
11/30/2018	$12,757	$14,052	$12,954
12/31/2018	$11,394	$12,745	$11,594
1/31/2019	$12,612	$13,838	$12,787
2/28/2019	$12,879	$14,325	$13,194
3/31/2019	$12,983	$14,534	$13,260
4/30/2019	$13,482	$15,115	$13,697
5/31/2019	$12,716	$14,137	$12,818
6/30/2019	$13,378	$15,129	$13,683
7/31/2019	$13,552	$15,354	$13,797
8/31/2019	$12,948	$15,041	$13,311
9/30/2019	$13,610	$15,305	$13,851
10/31/2019	$13,610	$15,635	$13,925
11/30/2019	$13,842	$16,229	$14,297
12/31/2019	$14,222	$16,698	$14,731
1/31/2020	$14,029	$16,680	$14,445
2/29/2020	$12,666	$15,314	$13,014
3/31/2020	$9,602	$13,208	$10,060
4/30/2020	$10,941	$14,957	$11,404
5/31/2020	$11,544	$15,757	$11,933
6/30/2020	$11,568	$16,117	$12,067
7/31/2020	$11,882	$17,033	$12,637
8/31/2020	$12,425	$18,266	$13,137
9/30/2020	$12,027	$17,601	$12,840
10/31/2020	$12,183	$17,221	$12,959
11/30/2020	$14,065	$19,317	$14,779
12/31/2020	$14,817	$20,186	$15,463
1/31/2021	$14,744	$20,096	$15,427
2/28/2021	$15,620	$20,724	$16,622
3/31/2021	$16,594	$21,467	$17,481
4/30/2021	$17,447	$22,573	$18,326
5/31/2021	$17,909	$22,676	$18,688
6/30/2021	$17,544	$23,236	$18,470
7/31/2021	$17,508	$23,628	$18,585
8/31/2021	$17,958	$24,302	$18,983
9/30/2021	$17,447	$23,212	$18,284
10/31/2021	$18,019	$24,782	$19,257
11/30/2021	$17,459	$24,404	$18,672
12/31/2021	$18,641	$25,365	$19,845
1/31/2022	$18,421	$23,873	$18,997
2/28/2022	$18,358	$23,272	$18,909
3/31/2022	$19,001	$24,026	$19,483
4/30/2022	$18,186	$21,870	$18,325
5/31/2022	$19,205	$21,841	$18,677
6/30/2022	$17,260	$20,014	$16,624
7/31/2022	$18,358	$21,891	$18,055
8/31/2022	$17,809	$21,074	$17,502
9/30/2022	$15,942	$19,120	$15,805
10/31/2022	$17,314	$20,688	$17,298
11/30/2022	$18,162	$21,768	$18,391
12/31/2022	$17,417	$20,493	$17,457
1/31/2023	$18,828	$21,905	$18,867
2/28/2023	$18,038	$21,393	$18,262
3/31/2023	$17,551	$21,965	$17,687
4/30/2023	$17,736	$22,199	$17,689
5/31/2023	$16,829	$22,285	$16,904
6/30/2023	$18,055	$23,807	$18,370
7/31/2023	$18,794	$24,661	$19,170
8/31/2023	$18,508	$24,185	$18,492
9/30/2023	$17,786	$23,032	$17,551
10/31/2023	$17,165	$22,422	$16,681
11/30/2023	$18,156	$24,513	$18,254
12/31/2023	$19,220	$25,813	$19,676
1/31/2024	$19,203	$26,099	$19,324
2/29/2024	$19,608	$27,512	$20,247
3/31/2024	$20,507	$28,399	$21,295
4/30/2024	$19,502	$27,150	$20,180
5/31/2024	$19,890	$28,432	$20,905
6/30/2024	$19,361	$29,313	$20,570
7/31/2024	$20,878	$29,857	$21,813
8/31/2024	$21,036	$30,507	$22,224
9/30/2024	$20,931	$31,138	$22,643
10/31/2024	$20,631	$30,910	$22,359
11/30/2024	$21,953	$32,966	$24,004
12/31/2024	$20,600	$31,958	$22,248
1/31/2025	$21,299	$32,967	$23,030
2/28/2025	$21,280	$32,336	$22,610
3/31/2025	$21,047	$30,449	$21,778
4/30/2025	$20,523	$30,245	$21,238
5/31/2025	$20,930	$32,162	$22,165
6/30/2025	$21,513	$33,796	$22,943
7/31/2025	$21,571	$34,540	$23,354
8/31/2025	$22,619	$35,340	$24,055
9/30/2025	$22,406	$36,559	$24,360
10/31/2025	$21,920	$37,343	$24,116

Average Annual Total Returns

I6CB8	1 Year	5 Years	10 Years
Class I	6.25%	12.46%	8.16%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I2

IAAEX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$77	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 6.36%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell Midcap® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,982	$10,055	$10,029
12/31/2015	$9,765	$9,849	$9,719
1/31/2016	$9,446	$9,293	$9,182
2/29/2016	$9,692	$9,290	$9,246
3/31/2016	$10,266	$9,944	$10,099
4/30/2016	$10,166	$10,006	$10,316
5/31/2016	$10,357	$10,185	$10,485
6/30/2016	$10,530	$10,206	$10,581
7/31/2016	$10,840	$10,611	$11,029
8/31/2016	$10,903	$10,638	$11,006
9/30/2016	$10,976	$10,655	$11,052
10/31/2016	$10,812	$10,424	$10,784
11/30/2016	$11,149	$10,891	$11,459
12/31/2016	$11,351	$11,103	$11,662
1/31/2017	$11,568	$11,312	$11,858
2/28/2017	$11,904	$11,733	$12,190
3/31/2017	$11,904	$11,741	$12,101
4/30/2017	$11,874	$11,865	$12,124
5/31/2017	$11,914	$11,987	$12,086
6/30/2017	$12,141	$12,095	$12,266
7/31/2017	$12,309	$12,323	$12,429
8/31/2017	$11,864	$12,347	$12,196
10/31/2017	$11,795	$12,924	$12,630
11/30/2017	$12,318	$13,316	$13,057
12/31/2017	$12,448	$13,450	$13,218
1/31/2018	$12,694	$14,158	$13,522
2/28/2018	$12,288	$13,637	$12,856
3/31/2018	$12,256	$13,363	$12,887
4/30/2018	$12,266	$13,414	$12,951
5/31/2018	$12,245	$13,792	$13,092
6/30/2018	$12,597	$13,883	$13,198
7/31/2018	$12,961	$14,343	$13,556
8/31/2018	$13,142	$14,847	$13,741
9/30/2018	$13,185	$14,871	$13,632
10/31/2018	$12,416	$13,776	$12,650
11/30/2018	$12,800	$14,052	$12,954
12/31/2018	$11,439	$12,745	$11,594
1/31/2019	$12,649	$13,838	$12,787
2/28/2019	$12,917	$14,325	$13,194
3/31/2019	$13,022	$14,534	$13,260
4/30/2019	$13,522	$15,115	$13,697
5/31/2019	$12,766	$14,137	$12,818
6/30/2019	$13,429	$15,129	$13,683
7/31/2019	$13,592	$15,354	$13,797
8/31/2019	$12,998	$15,041	$13,311
9/30/2019	$13,662	$15,305	$13,851
10/31/2019	$13,662	$15,635	$13,925
11/30/2019	$13,894	$16,229	$14,297
12/31/2019	$14,287	$16,698	$14,731
1/31/2020	$14,093	$16,680	$14,445
2/29/2020	$12,725	$15,314	$13,014
3/31/2020	$9,650	$13,208	$10,060
4/30/2020	$10,994	$14,957	$11,404
5/31/2020	$11,599	$15,757	$11,933
6/30/2020	$11,623	$16,117	$12,067
7/31/2020	$11,938	$17,033	$12,637
8/31/2020	$12,483	$18,266	$13,137
9/30/2020	$12,083	$17,601	$12,840
10/31/2020	$12,253	$17,221	$12,959
11/30/2020	$14,142	$19,317	$14,779
12/31/2020	$14,884	$20,186	$15,463
1/31/2021	$14,823	$20,096	$15,427
2/28/2021	$15,703	$20,724	$16,622
3/31/2021	$16,682	$21,467	$17,481
4/30/2021	$17,538	$22,573	$18,326
5/31/2021	$18,003	$22,676	$18,688
6/30/2021	$17,636	$23,236	$18,470
7/31/2021	$17,611	$23,628	$18,585
8/31/2021	$18,064	$24,302	$18,983
9/30/2021	$17,550	$23,212	$18,284
10/31/2021	$18,125	$24,782	$19,257
11/30/2021	$17,562	$24,404	$18,672
12/31/2021	$18,755	$25,365	$19,845
1/31/2022	$18,534	$23,873	$18,997
2/28/2022	$18,471	$23,272	$18,909
3/31/2022	$19,118	$24,026	$19,483
4/30/2022	$18,297	$21,870	$18,325
5/31/2022	$19,323	$21,841	$18,677
6/30/2022	$17,367	$20,014	$16,624
7/31/2022	$18,471	$21,891	$18,055
8/31/2022	$17,919	$21,074	$17,502
9/30/2022	$16,042	$19,120	$15,805
10/31/2022	$17,430	$20,688	$17,298
11/30/2022	$18,282	$21,768	$18,391
12/31/2022	$17,518	$20,493	$17,457
1/31/2023	$18,954	$21,905	$18,867
2/28/2023	$18,160	$21,393	$18,262
3/31/2023	$17,670	$21,965	$17,687
4/30/2023	$17,856	$22,199	$17,689
5/31/2023	$16,944	$22,285	$16,904
6/30/2023	$18,177	$23,807	$18,370
7/31/2023	$18,920	$24,661	$19,170
8/31/2023	$18,633	$24,185	$18,492
9/30/2023	$17,923	$23,032	$17,551
10/31/2023	$17,298	$22,422	$16,681
11/30/2023	$18,295	$24,513	$18,254
12/31/2023	$19,349	$25,813	$19,676
1/31/2024	$19,349	$26,099	$19,324
2/29/2024	$19,757	$27,512	$20,247
3/31/2024	$20,680	$28,399	$21,295
4/30/2024	$19,651	$27,150	$20,180
5/31/2024	$20,041	$28,432	$20,905
6/30/2024	$19,509	$29,313	$20,570
7/31/2024	$21,035	$29,857	$21,813
8/31/2024	$21,195	$30,507	$22,224
9/30/2024	$21,106	$31,138	$22,643
10/31/2024	$20,805	$30,910	$22,359
11/30/2024	$22,136	$32,966	$24,004
12/31/2024	$20,778	$31,958	$22,248
1/31/2025	$21,462	$32,967	$23,030
2/28/2025	$21,443	$32,336	$22,610
3/31/2025	$21,228	$30,449	$21,778
4/30/2025	$20,680	$30,245	$21,238
5/31/2025	$21,110	$32,162	$22,165
6/30/2025	$21,697	$33,796	$22,943
7/31/2025	$21,756	$34,540	$23,354
8/31/2025	$22,812	$35,340	$24,055
9/30/2025	$22,597	$36,559	$24,360
10/31/2025	$22,128	$37,343	$24,116

Average Annual Total Returns

I6CB4	1 Year	5 Years	10 Years
Class I2	6.36%	12.55%	8.27%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	9.20%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I2

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I2

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class I3

TOTTX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$77	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 6.41%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,095	$10,148
5/31/2017	$10,084	$10,202	$10,167
6/30/2017	$10,117	$10,306	$10,136
7/31/2017	$10,310	$10,399	$10,287
8/31/2017	$10,453	$10,595	$10,423
9/30/2017	$10,075	$10,616	$10,228
10/31/2017	$10,025	$11,112	$10,592
11/30/2017	$10,469	$11,450	$10,950
12/31/2017	$10,582	$11,564	$11,085
1/31/2018	$10,781	$12,174	$11,340
2/28/2018	$10,437	$11,725	$10,781
3/31/2018	$10,410	$11,489	$10,808
4/30/2018	$10,428	$11,533	$10,862
5/31/2018	$10,410	$11,859	$10,979
6/30/2018	$10,709	$11,936	$11,068
7/31/2018	$11,016	$12,332	$11,369
8/31/2018	$11,169	$12,765	$11,524
9/30/2018	$11,206	$12,787	$11,433
10/31/2018	$10,546	$11,845	$10,609
11/30/2018	$10,871	$12,082	$10,863
12/31/2018	$9,712	$10,958	$9,723
1/31/2019	$10,745	$11,898	$10,724
2/28/2019	$10,971	$12,317	$11,065
3/31/2019	$11,060	$12,497	$11,120
4/30/2019	$11,483	$12,996	$11,487
5/31/2019	$10,833	$12,155	$10,750
6/30/2019	$11,404	$13,008	$11,475
7/31/2019	$11,552	$13,202	$11,571
8/31/2019	$11,040	$12,933	$11,163
9/30/2019	$11,601	$13,160	$11,616
10/31/2019	$11,611	$13,443	$11,678
11/30/2019	$11,807	$13,954	$11,990
12/31/2019	$12,129	$14,357	$12,354
1/31/2020	$11,966	$14,341	$12,114
2/29/2020	$10,809	$13,167	$10,914
3/31/2020	$8,199	$11,356	$8,437
4/30/2020	$9,335	$12,860	$9,564
5/31/2020	$9,847	$13,548	$10,007
6/30/2020	$9,878	$13,858	$10,120
7/31/2020	$10,144	$14,645	$10,598
8/31/2020	$10,604	$15,706	$11,017
9/30/2020	$10,256	$15,134	$10,768
10/31/2020	$10,400	$14,807	$10,868
11/30/2020	$12,007	$16,608	$12,394
12/31/2020	$12,644	$17,356	$12,968
1/31/2021	$12,582	$17,278	$12,938
2/28/2021	$13,337	$17,819	$13,940
3/31/2021	$14,174	$18,457	$14,660
4/30/2021	$14,898	$19,409	$15,369
5/31/2021	$15,291	$19,497	$15,672
6/30/2021	$14,981	$19,978	$15,490
7/31/2021	$14,950	$20,316	$15,586
8/31/2021	$15,343	$20,895	$15,920
9/30/2021	$14,908	$19,958	$15,333
10/31/2021	$15,394	$21,307	$16,150
11/30/2021	$14,919	$20,983	$15,659
12/31/2021	$15,927	$21,809	$16,642
1/31/2022	$15,740	$20,526	$15,932
2/28/2022	$15,687	$20,009	$15,857
3/31/2022	$16,233	$20,658	$16,339
4/30/2022	$15,541	$18,804	$15,368
5/31/2022	$16,406	$18,779	$15,664
6/30/2022	$14,755	$17,208	$13,942
7/31/2022	$15,687	$18,822	$15,141
8/31/2022	$15,221	$18,120	$14,678
9/30/2022	$13,623	$16,440	$13,254
10/31/2022	$14,808	$17,788	$14,507
11/30/2022	$15,527	$18,716	$15,424
12/31/2022	$14,882	$17,620	$14,640
1/31/2023	$16,094	$18,834	$15,823
2/28/2023	$15,424	$18,394	$15,316
3/31/2023	$15,011	$18,886	$14,833
4/30/2023	$15,167	$19,087	$14,834
5/31/2023	$14,398	$19,161	$14,176
6/30/2023	$15,438	$20,469	$15,406
7/31/2023	$16,080	$21,203	$16,077
8/31/2023	$15,837	$20,794	$15,508
9/30/2023	$15,224	$19,803	$14,719
10/31/2023	$14,683	$19,278	$13,990
11/30/2023	$15,538	$21,076	$15,309
12/31/2023	$16,442	$22,194	$16,501
1/31/2024	$16,442	$22,440	$16,206
2/29/2024	$16,787	$23,655	$16,980
3/31/2024	$17,565	$24,418	$17,859
4/30/2024	$16,697	$23,343	$16,924
5/31/2024	$17,026	$24,446	$17,532
6/30/2024	$16,577	$25,203	$17,251
7/31/2024	$17,865	$25,672	$18,293
8/31/2024	$18,015	$26,230	$18,638
9/30/2024	$17,925	$26,773	$18,989
10/31/2024	$17,670	$26,576	$18,751
11/30/2024	$18,808	$28,344	$20,131
12/31/2024	$17,648	$27,478	$18,658
1/31/2025	$18,242	$28,345	$19,314
2/28/2025	$18,225	$27,802	$18,962
3/31/2025	$18,027	$26,180	$18,264
4/30/2025	$17,582	$26,005	$17,811
5/31/2025	$17,928	$27,653	$18,588
6/30/2025	$18,439	$29,058	$19,241
7/31/2025	$18,472	$29,698	$19,586
8/31/2025	$19,396	$30,385	$20,173
9/30/2025	$19,198	$31,434	$20,430
10/31/2025	$18,802	$32,108	$20,224

Average Annual Total Returns

I6CBD	1 Year	5 Years	Since Inception 3/24/17
Class I3	6.41%	12.57%	7.61%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class I3

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class I3

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R

TOTRX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.87%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,101	$10,095	$10,148
5/31/2017	$10,075	$10,202	$10,167
6/30/2017	$10,109	$10,306	$10,136
7/31/2017	$10,293	$10,399	$10,287
8/31/2017	$10,436	$10,595	$10,423
9/30/2017	$10,059	$10,616	$10,228
10/31/2017	$9,992	$11,112	$10,592
11/30/2017	$10,427	$11,450	$10,950
12/31/2017	$10,533	$11,564	$11,085
1/31/2018	$10,731	$12,174	$11,340
2/28/2018	$10,389	$11,725	$10,781
3/31/2018	$10,353	$11,489	$10,808
4/30/2018	$10,362	$11,533	$10,862
5/31/2018	$10,344	$11,859	$10,979
6/30/2018	$10,632	$11,936	$11,068
7/31/2018	$10,929	$12,332	$11,369
8/31/2018	$11,081	$12,765	$11,524
9/30/2018	$11,117	$12,787	$11,433
10/31/2018	$10,461	$11,845	$10,609
11/30/2018	$10,776	$12,082	$10,863
12/31/2018	$9,621	$10,958	$9,723
1/31/2019	$10,642	$11,898	$10,724
2/28/2019	$10,866	$12,317	$11,065
3/31/2019	$10,944	$12,497	$11,120
4/30/2019	$11,362	$12,996	$11,487
5/31/2019	$10,720	$12,155	$10,750
6/30/2019	$11,274	$13,008	$11,475
7/31/2019	$11,411	$13,202	$11,571
8/31/2019	$10,905	$12,933	$11,163
9/30/2019	$11,459	$13,160	$11,616
10/31/2019	$11,450	$13,443	$11,678
11/30/2019	$11,644	$13,954	$11,990
12/31/2019	$11,957	$14,357	$12,354
1/31/2020	$11,796	$14,341	$12,114
2/29/2020	$10,639	$13,167	$10,914
3/31/2020	$8,072	$11,356	$8,437
4/30/2020	$9,189	$12,860	$9,564
5/31/2020	$9,693	$13,548	$10,007
6/30/2020	$9,713	$13,858	$10,120
7/31/2020	$9,975	$14,645	$10,598
8/31/2020	$10,417	$15,706	$11,017
9/30/2020	$10,075	$15,134	$10,768
10/31/2020	$10,216	$14,807	$10,868
11/30/2020	$11,786	$16,608	$12,394
12/31/2020	$12,407	$17,356	$12,968
1/31/2021	$12,347	$17,278	$12,938
2/28/2021	$13,075	$17,819	$13,940
3/31/2021	$13,885	$18,457	$14,660
4/30/2021	$14,593	$19,409	$15,369
5/31/2021	$14,968	$19,497	$15,672
6/30/2021	$14,654	$19,978	$15,490
7/31/2021	$14,624	$20,316	$15,586
8/31/2021	$14,998	$20,895	$15,920
9/30/2021	$14,563	$19,958	$15,333
10/31/2021	$15,039	$21,307	$16,150
11/30/2021	$14,563	$20,983	$15,659
12/31/2021	$15,552	$21,809	$16,642
1/31/2022	$15,358	$20,526	$15,932
2/28/2022	$15,306	$20,009	$15,857
3/31/2022	$15,824	$20,658	$16,339
4/30/2022	$15,137	$18,804	$15,368
5/31/2022	$15,980	$18,779	$15,664
6/30/2022	$14,360	$17,208	$13,942
7/31/2022	$15,267	$18,822	$15,141
8/31/2022	$14,813	$18,120	$14,678
9/30/2022	$13,245	$16,440	$13,254
10/31/2022	$14,386	$17,788	$14,507
11/30/2022	$15,073	$18,716	$15,424
12/31/2022	$14,446	$17,620	$14,640
1/31/2023	$15,619	$18,834	$15,823
2/28/2023	$14,970	$18,394	$15,316
3/31/2023	$14,556	$18,886	$14,833
4/30/2023	$14,708	$19,087	$14,834
5/31/2023	$13,949	$19,161	$14,176
6/30/2023	$14,957	$20,469	$15,406
7/31/2023	$15,564	$21,203	$16,077
8/31/2023	$15,315	$20,794	$15,508
9/30/2023	$14,722	$19,803	$14,719
10/31/2023	$14,198	$19,278	$13,990
11/30/2023	$15,012	$21,076	$15,309
12/31/2023	$15,878	$22,194	$16,501
1/31/2024	$15,878	$22,440	$16,206
2/29/2024	$16,210	$23,655	$16,980
3/31/2024	$16,945	$24,418	$17,859
4/30/2024	$16,109	$23,343	$16,924
5/31/2024	$16,426	$24,446	$17,532
6/30/2024	$15,979	$25,203	$17,251
7/31/2024	$17,219	$25,672	$18,293
8/31/2024	$17,349	$26,230	$18,638
9/30/2024	$17,263	$26,773	$18,989
10/31/2024	$17,003	$26,576	$18,751
11/30/2024	$18,085	$28,344	$20,131
12/31/2024	$16,960	$27,478	$18,658
1/31/2025	$17,528	$28,345	$19,314
2/28/2025	$17,512	$27,802	$18,962
3/31/2025	$17,323	$26,180	$18,264
4/30/2025	$16,865	$26,005	$17,811
5/31/2025	$17,212	$27,653	$18,588
6/30/2025	$17,686	$29,058	$19,241
7/31/2025	$17,717	$29,698	$19,586
8/31/2025	$18,585	$30,385	$20,173
9/30/2025	$18,395	$31,434	$20,430
10/31/2025	$18,001	$32,108	$20,224

Average Annual Total Returns

I6CB5	1 Year	5 Years	Since Inception 3/24/17
Class R	5.87%	12.00%	7.07%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R4

TOTFX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 6.17%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,095	$10,148
5/31/2017	$10,084	$10,202	$10,167
6/30/2017	$10,109	$10,306	$10,136
7/31/2017	$10,310	$10,399	$10,287
8/31/2017	$10,444	$10,595	$10,423
9/30/2017	$10,067	$10,616	$10,228
10/31/2017	$10,008	$11,112	$10,592
11/30/2017	$10,453	$11,450	$10,950
12/31/2017	$10,561	$11,564	$11,085
1/31/2018	$10,768	$12,174	$11,340
2/28/2018	$10,416	$11,725	$10,781
3/31/2018	$10,389	$11,489	$10,808
4/30/2018	$10,407	$11,533	$10,862
5/31/2018	$10,389	$11,859	$10,979
6/30/2018	$10,678	$11,936	$11,068
7/31/2018	$10,984	$12,332	$11,369
8/31/2018	$11,138	$12,765	$11,524
9/30/2018	$11,174	$12,787	$11,433
10/31/2018	$10,516	$11,845	$10,609
11/30/2018	$10,831	$12,082	$10,863
12/31/2018	$9,678	$10,958	$9,723
1/31/2019	$10,707	$11,898	$10,724
2/28/2019	$10,932	$12,317	$11,065
3/31/2019	$11,020	$12,497	$11,120
4/30/2019	$11,441	$12,996	$11,487
5/31/2019	$10,795	$12,155	$10,750
6/30/2019	$11,353	$13,008	$11,475
7/31/2019	$11,500	$13,202	$11,571
8/31/2019	$10,991	$12,933	$11,163
9/30/2019	$11,549	$13,160	$11,616
10/31/2019	$11,549	$13,443	$11,678
11/30/2019	$11,745	$13,954	$11,990
12/31/2019	$12,066	$14,357	$12,354
1/31/2020	$11,904	$14,341	$12,114
2/29/2020	$10,747	$13,167	$10,914
3/31/2020	$8,149	$11,356	$8,437
4/30/2020	$9,285	$12,860	$9,564
5/31/2020	$9,793	$13,548	$10,007
6/30/2020	$9,813	$13,858	$10,120
7/31/2020	$10,077	$14,645	$10,598
8/31/2020	$10,544	$15,706	$11,017
9/30/2020	$10,199	$15,134	$10,768
10/31/2020	$10,331	$14,807	$10,868
11/30/2020	$11,924	$16,608	$12,394
12/31/2020	$12,559	$17,356	$12,968
1/31/2021	$12,498	$17,278	$12,938
2/28/2021	$13,245	$17,819	$13,940
3/31/2021	$14,064	$18,457	$14,660
4/30/2021	$14,791	$19,409	$15,369
5/31/2021	$15,180	$19,497	$15,672
6/30/2021	$14,862	$19,978	$15,490
7/31/2021	$14,832	$20,316	$15,586
8/31/2021	$15,221	$20,895	$15,920
9/30/2021	$14,781	$19,958	$15,333
10/31/2021	$15,272	$21,307	$16,150
11/30/2021	$14,791	$20,983	$15,659
12/31/2021	$15,794	$21,809	$16,642
1/31/2022	$15,610	$20,526	$15,932
2/28/2022	$15,557	$20,009	$15,857
3/31/2022	$16,096	$20,658	$16,339
4/30/2022	$15,399	$18,804	$15,368
5/31/2022	$16,267	$18,779	$15,664
6/30/2022	$14,610	$17,208	$13,942
7/31/2022	$15,544	$18,822	$15,141
8/31/2022	$15,084	$18,120	$14,678
9/30/2022	$13,492	$16,440	$13,254
10/31/2022	$14,663	$17,788	$14,507
11/30/2022	$15,373	$18,716	$15,424
12/31/2022	$14,735	$17,620	$14,640
1/31/2023	$15,929	$18,834	$15,823
2/28/2023	$15,268	$18,394	$15,316
3/31/2023	$14,847	$18,886	$14,833
4/30/2023	$15,002	$19,087	$14,834
5/31/2023	$14,243	$19,161	$14,176
6/30/2023	$15,282	$20,469	$15,406
7/31/2023	$15,901	$21,203	$16,077
8/31/2023	$15,662	$20,794	$15,508
9/30/2023	$15,044	$19,803	$14,719
10/31/2023	$14,524	$19,278	$13,990
11/30/2023	$15,353	$21,076	$15,309
12/31/2023	$16,246	$22,194	$16,501
1/31/2024	$16,246	$22,440	$16,206
2/29/2024	$16,585	$23,655	$16,980
3/31/2024	$17,351	$24,418	$17,859
4/30/2024	$16,497	$23,343	$16,924
5/31/2024	$16,821	$24,446	$17,532
6/30/2024	$16,364	$25,203	$17,251
7/31/2024	$17,645	$25,672	$18,293
8/31/2024	$17,778	$26,230	$18,638
9/30/2024	$17,704	$26,773	$18,989
10/31/2024	$17,454	$26,576	$18,751
11/30/2024	$18,559	$28,344	$20,131
12/31/2024	$17,414	$27,478	$18,658
1/31/2025	$17,996	$28,345	$19,314
2/28/2025	$17,980	$27,802	$18,962
3/31/2025	$17,786	$26,180	$18,264
4/30/2025	$17,349	$26,005	$17,811
5/31/2025	$17,689	$27,653	$18,588
6/30/2025	$18,190	$29,058	$19,241
7/31/2025	$18,223	$29,698	$19,586
8/31/2025	$19,113	$30,385	$20,173
9/30/2025	$18,935	$31,434	$20,430
10/31/2025	$18,530	$32,108	$20,224

Average Annual Total Returns

I6CBE	1 Year	5 Years	Since Inception 3/24/17
Class R4	6.17%	12.40%	7.43%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.51%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.53%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R4

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R4

Annual Shareholder Report

Transamerica Mid Cap Value Opportunities

Class R6

MVTRX

October 31, 2025

Fund Overview

Transamerica Mid Cap Value Opportunities (the "Fund") seeks to provide investors with long-term capital growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 6.38%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell Midcap® Value Index, returned 7.86% over the same period.

  The Fund underperformed the Russell Midcap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  At the sector level, real estate and telecommunications were the top contributors to performance during the period. Within real estate, an underweight allocation to the sector was the primary contributor, with stock selection also positive.

  In telecommunications, positive stock selection was the primary contributor, with an overweight allocation to the sector also contributing to benchmark relative performance. Within telecommunications, positions in EchoStar Corp., Class A., a satellite TV and internet provider, and Liberty Broadband Corp. Class C, a tracking stock for Charter Communications, were the primary contributors. EchoStar Corp., Class A, benefitted from an agreement to sell spectrum rights to AT&T and SpaceX for nearly $40 billion. Liberty Broadband Corp., Class C, shares moved higher following a proposed merger.

  At the sector level, the primary detractors were health care and technology. Within health care, overweights to Baxter International, Inc., a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors. Shares of Baxter International, Inc. were adversely impacted by a recall in their infusion pump business, and macro headwinds in health care. Shares in Centene Corp., were negatively impacted by weakness in the company’s U.S. government benefits business.

  Within technology, an underweight to the software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, Inc., a holding company engaged in media and hospitality businesses, were the primary detractors. Clarivate, PLC was adversely impacted by negative sentiment related to academic and health care spending, while IAC, Inc. underperformed on weaker than anticipated share buy-backs.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Mid Cap Value Opportunities

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell Midcap® Value Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,034	$10,007	$10,044
8/31/2016	$10,093	$10,033	$10,023
9/30/2016	$10,160	$10,049	$10,065
10/31/2016	$10,000	$9,831	$9,821
11/30/2016	$10,312	$10,271	$10,436
12/31/2016	$10,492	$10,472	$10,621
1/31/2017	$10,701	$10,669	$10,800
2/28/2017	$11,009	$11,065	$11,101
3/31/2017	$11,009	$11,073	$11,020
4/30/2017	$10,982	$11,190	$11,041
5/31/2017	$11,018	$11,305	$11,007
6/30/2017	$11,227	$11,407	$11,171
7/31/2017	$11,381	$11,622	$11,319
8/31/2017	$10,973	$11,644	$11,107
9/30/2017	$10,991	$11,928	$11,410
10/31/2017	$10,909	$12,189	$11,502
11/30/2017	$11,399	$12,559	$11,891
12/31/2017	$11,518	$12,684	$12,038
1/31/2018	$11,734	$13,353	$12,315
2/28/2018	$11,361	$12,861	$11,708
3/31/2018	$11,332	$12,602	$11,737
4/30/2018	$11,351	$12,650	$11,795
5/31/2018	$11,332	$13,007	$11,923
6/30/2018	$11,656	$13,093	$12,019
7/31/2018	$11,989	$13,527	$12,346
8/31/2018	$12,156	$14,002	$12,514
9/30/2018	$12,195	$14,025	$12,415
10/31/2018	$11,479	$12,993	$11,521
11/30/2018	$11,832	$13,253	$11,797
12/31/2018	$10,573	$12,019	$10,559
1/31/2019	$11,694	$13,051	$11,646
2/28/2019	$11,940	$13,510	$12,016
3/31/2019	$12,036	$13,707	$12,076
4/30/2019	$12,506	$14,255	$12,474
5/31/2019	$11,790	$13,332	$11,673
6/30/2019	$12,410	$14,269	$12,462
7/31/2019	$12,570	$14,481	$12,565
8/31/2019	$12,015	$14,185	$12,122
9/30/2019	$12,634	$14,434	$12,614
10/31/2019	$12,634	$14,745	$12,682
11/30/2019	$12,848	$15,306	$13,020
12/31/2019	$13,197	$15,748	$13,416
1/31/2020	$13,019	$15,730	$13,155
2/29/2020	$11,764	$14,443	$11,852
3/31/2020	$8,920	$12,456	$9,162
4/30/2020	$10,164	$14,106	$10,386
5/31/2020	$10,720	$14,861	$10,867
6/30/2020	$10,753	$15,200	$10,990
7/31/2020	$11,042	$16,063	$11,509
8/31/2020	$11,542	$17,227	$11,964
9/30/2020	$11,164	$16,600	$11,693
10/31/2020	$11,320	$16,242	$11,802
11/30/2020	$13,064	$18,217	$13,459
12/31/2020	$13,756	$19,037	$14,082
1/31/2021	$13,700	$18,952	$14,050
2/28/2021	$14,519	$19,545	$15,138
3/31/2021	$15,428	$20,245	$15,920
4/30/2021	$16,213	$21,289	$16,690
5/31/2021	$16,639	$21,386	$17,019
6/30/2021	$16,303	$21,913	$16,821
7/31/2021	$16,269	$22,284	$16,925
8/31/2021	$16,696	$22,919	$17,288
9/30/2021	$16,224	$21,891	$16,651
10/31/2021	$16,763	$23,371	$17,538
11/30/2021	$16,236	$23,016	$17,005
12/31/2021	$17,343	$23,922	$18,073
1/31/2022	$17,127	$22,515	$17,301
2/28/2022	$17,084	$21,947	$17,220
3/31/2022	$17,676	$22,659	$17,744
4/30/2022	$16,910	$20,626	$16,689
5/31/2022	$17,863	$20,598	$17,010
6/30/2022	$16,058	$18,875	$15,140
7/31/2022	$17,084	$20,646	$16,443
8/31/2022	$16,564	$19,875	$15,940
9/30/2022	$14,831	$18,032	$14,394
10/31/2022	$16,116	$19,511	$15,753
11/30/2022	$16,896	$20,529	$16,749
12/31/2022	$16,196	$19,327	$15,898
1/31/2023	$17,526	$20,658	$17,182
2/28/2023	$16,784	$20,176	$16,632
3/31/2023	$16,336	$20,715	$16,108
4/30/2023	$16,506	$20,936	$16,109
5/31/2023	$15,671	$21,017	$15,395
6/30/2023	$16,815	$22,452	$16,730
7/31/2023	$17,495	$23,257	$17,458
8/31/2023	$17,232	$22,808	$16,841
9/30/2023	$16,567	$21,722	$15,984
10/31/2023	$15,980	$21,146	$15,192
11/30/2023	$16,907	$23,118	$16,624
12/31/2023	$17,888	$24,344	$17,920
1/31/2024	$17,888	$24,614	$17,599
2/29/2024	$18,261	$25,946	$18,439
3/31/2024	$19,105	$26,783	$19,393
4/30/2024	$18,164	$25,605	$18,379
5/31/2024	$18,537	$26,814	$19,038
6/30/2024	$18,034	$27,645	$18,734
7/31/2024	$19,446	$28,158	$19,866
8/31/2024	$19,608	$28,771	$20,240
9/30/2024	$19,511	$29,367	$20,622
10/31/2024	$19,235	$29,151	$20,362
11/30/2024	$20,468	$31,090	$21,861
12/31/2024	$19,211	$30,140	$20,262
1/31/2025	$19,854	$31,091	$20,974
2/28/2025	$19,836	$30,496	$20,591
3/31/2025	$19,622	$28,717	$19,834
4/30/2025	$19,139	$28,524	$19,342
5/31/2025	$19,514	$30,332	$20,186
6/30/2025	$20,068	$31,873	$20,894
7/31/2025	$20,104	$32,575	$21,269
8/31/2025	$21,105	$33,329	$21,907
9/30/2025	$20,891	$34,479	$22,186
10/31/2025	$20,462	$35,218	$21,963

Average Annual Total Returns

I6CBB	1 Year	5 Years	Since Inception 7/25/16
Class R6	6.38%	12.57%	8.03%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell Midcap® Value IndexFootnote Reference(b)	7.86%	13.23%	8.86%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe, and is comprised of Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$938,728,907
Number of Portfolio Holdings	70
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,206,521

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.6%
Consumer Staples	15.8
Materials	10.5
Financials	10.0
Industrials	9.5
Communication Services	8.3
Utilities	5.9
Energy	5.9
Information Technology	5.1
Consumer Discretionary	4.8
Real Estate	2.0
Repurchase Agreements	5.8
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(1.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Mid Cap Value Opportunities

Class R6

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	2.8%
LKQ Corp.	2.7
Dominion Energy, Inc.	2.5
Graphic Packaging Holding Co.	2.5
Conagra Brands, Inc.	2.3
Evergy, Inc.	2.2
Zimmer Biomet Holdings, Inc.	2.1
Molson Coors Beverage Co., Class B	2.1
Huntington Ingalls Industries, Inc.	2.0
Perrigo Co. PLC	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Mid Cap Value Opportunities

Class R6

Annual Shareholder Report

Transamerica Multi-Asset Income

Class A

TASHX

October 31, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 15.05%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund at NAV underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Asset Income

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$9,450	$10,000	$10,000
11/30/2015	$9,403	$10,030	$9,941
12/31/2015	$9,276	$9,872	$9,738
1/31/2016	$9,007	$9,382	$9,432
2/29/2016	$9,017	$9,369	$9,464
3/31/2016	$9,404	$10,005	$9,967
4/30/2016	$9,433	$10,043	$10,226
5/31/2016	$9,549	$10,224	$10,328
6/30/2016	$9,598	$10,250	$10,419
7/31/2016	$9,862	$10,628	$10,693
8/31/2016	$9,949	$10,643	$10,834
9/30/2016	$9,945	$10,645	$10,841
10/31/2016	$9,817	$10,451	$10,762
11/30/2016	$9,945	$10,838	$11,023
12/31/2016	$10,121	$11,052	$11,245
1/31/2017	$10,250	$11,262	$11,358
2/28/2017	$10,458	$11,709	$11,638
3/31/2017	$10,510	$11,723	$11,574
4/30/2017	$10,620	$11,843	$11,636
5/31/2017	$10,630	$12,010	$11,678
6/30/2017	$10,734	$12,085	$11,787
7/31/2017	$10,825	$12,333	$11,925
8/31/2017	$10,876	$12,371	$11,863
9/30/2017	$11,015	$12,626	$12,082
10/31/2017	$11,168	$12,921	$12,152
11/30/2017	$11,341	$13,317	$12,324
12/31/2017	$11,467	$13,465	$12,426
1/31/2018	$11,745	$14,236	$12,678
2/28/2018	$11,508	$13,711	$12,323
3/31/2018	$11,322	$13,363	$12,186
4/30/2018	$11,395	$13,414	$12,232
5/31/2018	$11,488	$13,737	$12,266
6/30/2018	$11,467	$13,822	$12,299
7/31/2018	$11,750	$14,336	$12,604
8/31/2018	$11,928	$14,803	$12,747
9/30/2018	$11,969	$14,887	$12,782
10/31/2018	$11,515	$13,870	$12,357
11/30/2018	$11,589	$14,153	$12,497
12/31/2018	$11,034	$12,875	$11,785
1/31/2019	$11,498	$13,906	$12,512
2/28/2019	$11,725	$14,353	$12,816
3/31/2019	$11,903	$14,632	$12,928
4/30/2019	$12,208	$15,224	$13,239
5/31/2019	$11,772	$14,257	$12,754
6/30/2019	$12,231	$15,262	$13,370
7/31/2019	$12,406	$15,481	$13,471
8/31/2019	$12,395	$15,236	$13,323
9/30/2019	$12,633	$15,521	$13,586
10/31/2019	$12,865	$15,857	$13,706
11/30/2019	$13,009	$16,433	$13,953
12/31/2019	$13,255	$16,928	$14,258
1/31/2020	$13,210	$16,922	$14,115
2/29/2020	$12,563	$15,529	$13,321
3/31/2020	$10,849	$13,611	$11,494
4/30/2020	$11,729	$15,356	$12,392
5/31/2020	$12,293	$16,087	$12,855
6/30/2020	$12,513	$16,407	$12,847
7/31/2020	$13,048	$17,332	$13,406
8/31/2020	$13,572	$18,578	$13,740
9/30/2020	$13,308	$17,872	$13,490
10/31/2020	$13,239	$17,397	$13,433
11/30/2020	$14,341	$19,301	$14,566
12/31/2020	$14,760	$20,043	$14,963
1/31/2021	$14,841	$19,841	$14,890
2/28/2021	$14,992	$20,388	$15,342
3/31/2021	$15,471	$21,281	$15,808
4/30/2021	$15,961	$22,416	$16,210
5/31/2021	$16,195	$22,573	$16,418
6/30/2021	$16,313	$23,100	$16,429
7/31/2021	$16,524	$23,649	$16,529
8/31/2021	$16,748	$24,368	$16,734
9/30/2021	$16,344	$23,234	$16,439
10/31/2021	$16,853	$24,862	$16,842
11/30/2021	$16,687	$24,690	$16,456
12/31/2021	$17,344	$25,797	$17,132
1/31/2022	$17,078	$24,462	$16,689
2/28/2022	$16,752	$23,729	$16,498
3/31/2022	$16,830	$24,610	$16,658
4/30/2022	$16,129	$22,464	$15,873
5/31/2022	$16,247	$22,505	$16,089
6/30/2022	$15,047	$20,648	$14,865
7/31/2022	$15,964	$22,552	$15,814
8/31/2022	$15,552	$21,632	$15,359
9/30/2022	$14,571	$19,640	$14,391
10/31/2022	$15,421	$21,230	$15,308
11/30/2022	$16,010	$22,416	$15,960
12/31/2022	$15,529	$21,125	$15,569
1/31/2023	$16,165	$22,452	$16,298
2/28/2023	$15,788	$21,904	$15,886
3/31/2023	$15,806	$22,708	$15,925
4/30/2023	$15,956	$23,063	$16,117
5/31/2023	$15,643	$23,163	$15,726
6/30/2023	$16,256	$24,693	$16,355
7/31/2023	$16,648	$25,487	$16,749
8/31/2023	$16,422	$25,081	$16,528
9/30/2023	$16,004	$23,885	$16,105
10/31/2023	$15,643	$23,383	$15,724
11/30/2023	$16,449	$25,518	$16,700
12/31/2023	$17,083	$26,678	$17,442
1/31/2024	$17,181	$27,126	$17,481
2/29/2024	$17,446	$28,574	$17,814
3/31/2024	$17,918	$29,494	$18,362
4/30/2024	$17,514	$28,289	$17,870
5/31/2024	$17,966	$29,692	$18,258
6/30/2024	$18,308	$30,757	$18,264
7/31/2024	$18,630	$31,132	$18,870
8/31/2024	$19,038	$31,887	$19,280
9/30/2024	$19,347	$32,568	$19,536
10/31/2024	$19,264	$32,272	$19,355
11/30/2024	$19,749	$34,167	$20,063
12/31/2024	$19,526	$33,352	$19,314
1/31/2025	$19,942	$34,281	$19,884
2/28/2025	$20,012	$33,834	$19,996
3/31/2025	$19,476	$31,928	$19,625
4/30/2025	$19,327	$31,711	$19,319
5/31/2025	$19,960	$33,707	$19,794
6/30/2025	$20,708	$35,421	$20,316
7/31/2025	$21,023	$36,216	$20,415
8/31/2025	$21,367	$36,950	$20,859
9/30/2025	$21,921	$38,299	$21,109
10/31/2025	$22,163	$39,196	$21,181

Average Annual Total Returns

I5CX1	1 Year	5 Years	10 Years
Class A with Load	8.70%	9.61%	8.28%
Class A	15.05%	10.85%	8.90%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Multi-Asset Income Blended Benchmark consists of 60% S&P 500® Index (reflects no deduction for fees, expenses or taxes) and 40% ICE BofAML U.S. High Yield BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class A

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class A

Annual Shareholder Report

Transamerica Multi-Asset Income

Class C

TCSHX

October 31, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 14.21%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund at NAV underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Asset Income

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,950	$10,030	$9,941
12/31/2015	$9,802	$9,872	$9,738
1/31/2016	$9,517	$9,382	$9,432
2/29/2016	$9,517	$9,369	$9,464
3/31/2016	$9,930	$10,005	$9,967
4/30/2016	$9,950	$10,043	$10,226
5/31/2016	$10,073	$10,224	$10,328
6/30/2016	$10,106	$10,250	$10,419
7/31/2016	$10,384	$10,628	$10,693
8/31/2016	$10,477	$10,643	$10,834
9/30/2016	$10,462	$10,645	$10,841
10/31/2016	$10,317	$10,451	$10,762
11/30/2016	$10,452	$10,838	$11,023
12/31/2016	$10,620	$11,052	$11,245
1/31/2017	$10,756	$11,262	$11,358
2/28/2017	$10,964	$11,709	$11,638
3/31/2017	$11,009	$11,723	$11,574
4/30/2017	$11,124	$11,843	$11,636
5/31/2017	$11,114	$12,010	$11,678
6/30/2017	$11,221	$12,085	$11,787
7/31/2017	$11,317	$12,333	$11,925
8/31/2017	$11,349	$12,371	$11,863
10/31/2017	$11,655	$12,921	$12,152
11/30/2017	$11,816	$13,317	$12,324
12/31/2017	$11,947	$13,465	$12,426
1/31/2018	$12,227	$14,236	$12,678
2/28/2018	$11,979	$13,711	$12,323
3/31/2018	$11,772	$13,363	$12,186
4/30/2018	$11,847	$13,414	$12,232
5/31/2018	$11,934	$13,737	$12,266
6/30/2018	$11,912	$13,822	$12,299
7/31/2018	$12,195	$14,336	$12,604
8/31/2018	$12,359	$14,803	$12,747
9/30/2018	$12,400	$14,887	$12,782
10/31/2018	$11,917	$13,870	$12,357
11/30/2018	$11,994	$14,153	$12,497
12/31/2018	$11,419	$12,875	$11,785
1/31/2019	$11,878	$13,906	$12,512
2/28/2019	$12,114	$14,353	$12,816
3/31/2019	$12,288	$14,632	$12,928
4/30/2019	$12,593	$15,224	$13,239
5/31/2019	$12,142	$14,257	$12,754
6/30/2019	$12,605	$15,262	$13,370
7/31/2019	$12,775	$15,481	$13,471
8/31/2019	$12,764	$15,236	$13,323
9/30/2019	$12,999	$15,521	$13,586
10/31/2019	$13,227	$15,857	$13,706
11/30/2019	$13,364	$16,433	$13,953
12/31/2019	$13,619	$16,928	$14,258
1/31/2020	$13,550	$16,922	$14,115
2/29/2020	$12,883	$15,529	$13,321
3/31/2020	$11,115	$13,611	$11,494
4/30/2020	$12,009	$15,356	$12,392
5/31/2020	$12,577	$16,087	$12,855
6/30/2020	$12,794	$16,407	$12,847
7/31/2020	$13,344	$17,332	$13,406
8/31/2020	$13,858	$18,578	$13,740
9/30/2020	$13,596	$17,872	$13,490
10/31/2020	$13,514	$17,397	$13,433
11/30/2020	$14,632	$19,301	$14,566
12/31/2020	$15,035	$20,043	$14,963
1/31/2021	$15,118	$19,841	$14,890
2/28/2021	$15,272	$20,388	$15,342
3/31/2021	$15,734	$21,281	$15,808
4/30/2021	$16,235	$22,416	$16,210
5/31/2021	$16,462	$22,573	$16,418
6/30/2021	$16,564	$23,100	$16,429
7/31/2021	$16,779	$23,649	$16,529
8/31/2021	$16,983	$24,368	$16,734
9/30/2021	$16,577	$23,234	$16,439
10/31/2021	$17,071	$24,862	$16,842
11/30/2021	$16,902	$24,690	$16,456
12/31/2021	$17,552	$25,797	$17,132
1/31/2022	$17,282	$24,462	$16,689
2/28/2022	$16,926	$23,729	$16,498
3/31/2022	$16,999	$24,610	$16,658
4/30/2022	$16,278	$22,464	$15,873
5/31/2022	$16,400	$22,505	$16,089
6/30/2022	$15,175	$20,648	$14,865
7/31/2022	$16,094	$22,552	$15,814
8/31/2022	$15,655	$21,632	$15,359
9/30/2022	$14,666	$19,640	$14,391
10/31/2022	$15,516	$21,230	$15,308
11/30/2022	$16,102	$22,416	$15,960
12/31/2022	$15,597	$21,125	$15,569
1/31/2023	$16,241	$22,452	$16,298
2/28/2023	$15,839	$21,904	$15,886
3/31/2023	$15,861	$22,708	$15,925
4/30/2023	$15,989	$23,063	$16,117
5/31/2023	$15,677	$23,163	$15,726
6/30/2023	$16,271	$24,693	$16,355
7/31/2023	$16,655	$25,487	$16,749
8/31/2023	$16,431	$25,081	$16,528
9/30/2023	$16,001	$23,885	$16,105
10/31/2023	$15,617	$23,383	$15,724
11/30/2023	$16,415	$25,518	$16,700
12/31/2023	$17,040	$26,678	$17,442
1/31/2024	$17,128	$27,126	$17,481
2/29/2024	$17,384	$28,574	$17,814
3/31/2024	$17,845	$29,494	$18,362
4/30/2024	$17,431	$28,289	$17,870
5/31/2024	$17,871	$29,692	$18,258
6/30/2024	$18,202	$30,757	$18,264
7/31/2024	$18,512	$31,132	$18,870
8/31/2024	$18,908	$31,887	$19,280
9/30/2024	$19,191	$32,568	$19,536
10/31/2024	$19,110	$32,272	$19,355
11/30/2024	$19,581	$34,167	$20,063
12/31/2024	$19,348	$33,352	$19,314
1/31/2025	$19,736	$34,281	$19,884
2/28/2025	$19,808	$33,834	$19,996
3/31/2025	$19,250	$31,928	$19,625
4/30/2025	$19,105	$31,711	$19,319
5/31/2025	$19,721	$33,707	$19,794
6/30/2025	$20,437	$35,421	$20,316
7/31/2025	$20,723	$36,216	$20,415
8/31/2025	$21,065	$36,950	$20,859
9/30/2025	$21,586	$38,299	$21,109
10/31/2025	$21,826	$39,196	$21,181

Average Annual Total Returns

I5CX3	1 Year	5 Years	10 Years
Class C with Load	13.21%	10.06%	8.12%
Class C	14.21%	10.06%	8.12%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Multi-Asset Income Blended Benchmark consists of 60% S&P 500® Index (reflects no deduction for fees, expenses or taxes) and 40% ICE BofAML U.S. High Yield BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class C

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class C

Annual Shareholder Report

Transamerica Multi-Asset Income

Class I

TSHIX

October 31, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 15.33%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Asset Income

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,950	$10,030	$9,941
12/31/2015	$9,811	$9,872	$9,738
1/31/2016	$9,537	$9,382	$9,432
2/29/2016	$9,547	$9,369	$9,464
3/31/2016	$9,963	$10,005	$9,967
4/30/2016	$9,994	$10,043	$10,226
5/31/2016	$10,127	$10,224	$10,328
6/30/2016	$10,165	$10,250	$10,419
7/31/2016	$10,454	$10,628	$10,693
8/31/2016	$10,558	$10,643	$10,834
9/30/2016	$10,549	$10,645	$10,841
10/31/2016	$10,413	$10,451	$10,762
11/30/2016	$10,559	$10,838	$11,023
12/31/2016	$10,735	$11,052	$11,245
1/31/2017	$10,882	$11,262	$11,358
2/28/2017	$11,093	$11,709	$11,638
3/31/2017	$11,152	$11,723	$11,574
4/30/2017	$11,280	$11,843	$11,636
5/31/2017	$11,290	$12,010	$11,678
6/30/2017	$11,400	$12,085	$11,787
7/31/2017	$11,508	$12,333	$11,925
8/31/2017	$11,551	$12,371	$11,863
10/31/2017	$11,881	$12,921	$12,152
11/30/2017	$12,065	$13,317	$12,324
12/31/2017	$12,207	$13,465	$12,426
1/31/2018	$12,492	$14,236	$12,678
2/28/2018	$12,251	$13,711	$12,323
3/31/2018	$12,048	$13,363	$12,186
4/30/2018	$12,137	$13,414	$12,232
5/31/2018	$12,236	$13,737	$12,266
6/30/2018	$12,222	$13,822	$12,299
7/31/2018	$12,523	$14,336	$12,604
8/31/2018	$12,713	$14,803	$12,747
9/30/2018	$12,753	$14,887	$12,782
10/31/2018	$12,269	$13,870	$12,357
11/30/2018	$12,359	$14,153	$12,497
12/31/2018	$11,776	$12,875	$11,785
1/31/2019	$12,259	$13,906	$12,512
2/28/2019	$12,501	$14,353	$12,816
3/31/2019	$12,710	$14,632	$12,928
4/30/2019	$13,035	$15,224	$13,239
5/31/2019	$12,570	$14,257	$12,754
6/30/2019	$13,060	$15,262	$13,370
7/31/2019	$13,247	$15,481	$13,471
8/31/2019	$13,247	$15,236	$13,323
9/30/2019	$13,511	$15,521	$13,586
10/31/2019	$13,759	$15,857	$13,706
11/30/2019	$13,913	$16,433	$13,953
12/31/2019	$14,185	$16,928	$14,258
1/31/2020	$14,125	$16,922	$14,115
2/29/2020	$13,445	$15,529	$13,321
3/31/2020	$11,612	$13,611	$11,494
4/30/2020	$12,554	$15,356	$12,392
5/31/2020	$13,157	$16,087	$12,855
6/30/2020	$13,406	$16,407	$12,847
7/31/2020	$13,992	$17,332	$13,406
8/31/2020	$14,541	$18,578	$13,740
9/30/2020	$14,270	$17,872	$13,490
10/31/2020	$14,196	$17,397	$13,433
11/30/2020	$15,390	$19,301	$14,566
12/31/2020	$15,836	$20,043	$14,963
1/31/2021	$15,923	$19,841	$14,890
2/28/2021	$16,097	$20,388	$15,342
3/31/2021	$16,610	$21,281	$15,808
4/30/2021	$17,149	$22,416	$16,210
5/31/2021	$17,399	$22,573	$16,418
6/30/2021	$17,519	$23,100	$16,429
7/31/2021	$17,759	$23,649	$16,529
8/31/2021	$17,998	$24,368	$16,734
9/30/2021	$17,575	$23,234	$16,439
10/31/2021	$18,122	$24,862	$16,842
11/30/2021	$17,944	$24,690	$16,456
12/31/2021	$18,663	$25,797	$17,132
1/31/2022	$18,377	$24,462	$16,689
2/28/2022	$18,027	$23,729	$16,498
3/31/2022	$18,121	$24,610	$16,658
4/30/2022	$17,371	$22,464	$15,873
5/31/2022	$17,502	$22,505	$16,089
6/30/2022	$16,214	$20,648	$14,865
7/31/2022	$17,205	$22,552	$15,814
8/31/2022	$16,765	$21,632	$15,359
9/30/2022	$15,712	$19,640	$14,391
10/31/2022	$16,636	$21,230	$15,308
11/30/2022	$17,274	$22,416	$15,960
12/31/2022	$16,750	$21,125	$15,569
1/31/2023	$17,453	$22,452	$16,298
2/28/2023	$17,036	$21,904	$15,886
3/31/2023	$17,073	$22,708	$15,925
4/30/2023	$17,225	$23,063	$16,117
5/31/2023	$16,904	$23,163	$15,726
6/30/2023	$17,571	$24,693	$16,355
7/31/2023	$17,998	$25,487	$16,749
8/31/2023	$17,758	$25,081	$16,528
9/30/2023	$17,310	$23,885	$16,105
10/31/2023	$16,910	$23,383	$15,724
11/30/2023	$17,785	$25,518	$16,700
12/31/2023	$18,475	$26,678	$17,442
1/31/2024	$18,600	$27,126	$17,481
2/29/2024	$18,890	$28,574	$17,814
3/31/2024	$19,391	$29,494	$18,362
4/30/2024	$18,972	$28,289	$17,870
5/31/2024	$19,466	$29,692	$18,258
6/30/2024	$19,840	$30,757	$18,264
7/31/2024	$20,194	$31,132	$18,870
8/31/2024	$20,641	$31,887	$19,280
9/30/2024	$20,964	$32,568	$19,536
10/31/2024	$20,893	$32,272	$19,355
11/30/2024	$21,423	$34,167	$20,063
12/31/2024	$21,186	$33,352	$19,314
1/31/2025	$21,626	$34,281	$19,884
2/28/2025	$21,721	$33,834	$19,996
3/31/2025	$21,129	$31,928	$19,625
4/30/2025	$20,987	$31,711	$19,319
5/31/2025	$21,679	$33,707	$19,794
6/30/2025	$22,495	$35,421	$20,316
7/31/2025	$22,827	$36,216	$20,415
8/31/2025	$23,221	$36,950	$20,859
9/30/2025	$23,827	$38,299	$21,109
10/31/2025	$24,095	$39,196	$21,181

Average Annual Total Returns

I5CX8	1 Year	5 Years	10 Years
Class I	15.33%	11.16%	9.19%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Multi-Asset Income Blended Benchmark consists of 60% S&P 500® Index (reflects no deduction for fees, expenses or taxes) and 40% ICE BofAML U.S. High Yield BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class I

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I

Annual Shareholder Report

Transamerica Multi-Asset Income

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica Multi-Asset Income (the "Fund") seeks current income while providing long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$68	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 15.45%. For the same period, the Fund’s broad-based benchmark, the S&P 500® Index, returned 21.45%. The performance benchmark, the Transamerica Multi-Asset Income Blended Benchmark, returned 9.44% over the same period.

  The Fund underperformed its primary benchmark, the S&P 500® Index, and at NAV, outperformed its secondary composite benchmark (50% Russell 1000 Value, 45% ICE BofAML U.S. High Yield BB-B Rated Constrained Index, 5% ICE BofAML Fixed Rate Preferreds Securities Index) during the fiscal year ended October 31, 2025.

  All three asset classes in which the Fund invests posted positive returns during the fiscal year, with common equity fairing best. The S&P 500® Index returned 21.45%, driven largely by the technology sector, which benefitted from continued artificial intelligence narratives throughout much of the period. High yield corporate credit and preferred equities lagged the strong returns of the S&P 500® Index for the fiscal year.

  The Fund’s common equity sleeve outperformed the S&P 500® Index. However, while the Fund’s allocations to both preferred equity and corporate credit generated positive returns on an absolute basis, those allocations detracted from performance relative to the Fund’s all-equity primary benchmark.

  At the sector level within equities, financials and industrials contributed the most to benchmark relative performance. Positive security selection in both sectors drove the relative performance. Conversely, the consumer discretionary and real estate sectors detracted the most from performance. Within consumer discretionary, negative security selection and an underweight allocation detracted from performance. In real estate, the overweight allocation to a lagging sector drove the underperformance.

  During the fiscal year, the Fund reduced its corporate credit allocation in favor of relatively more attractive opportunities in common equities.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Asset Income

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,919	$10,030	$9,941
12/31/2015	$9,769	$9,872	$9,738
1/31/2016	$9,492	$9,382	$9,432
2/29/2016	$9,472	$9,369	$9,464
3/31/2016	$9,843	$10,005	$9,967
4/30/2016	$9,864	$10,043	$10,226
5/31/2016	$9,936	$10,224	$10,328
6/30/2016	$10,003	$10,250	$10,419
7/31/2016	$10,264	$10,628	$10,693
8/31/2016	$10,327	$10,643	$10,834
9/30/2016	$10,296	$10,645	$10,841
10/31/2016	$10,138	$10,451	$10,762
11/30/2016	$10,244	$10,838	$11,023
12/31/2016	$10,415	$11,052	$11,245
1/31/2017	$10,564	$11,262	$11,358
2/28/2017	$10,776	$11,709	$11,638
3/31/2017	$10,830	$11,723	$11,574
4/30/2017	$10,948	$11,843	$11,636
5/31/2017	$10,958	$12,010	$11,678
6/30/2017	$11,070	$12,085	$11,787
7/31/2017	$11,167	$12,333	$11,925
8/31/2017	$11,221	$12,371	$11,863
10/31/2017	$11,527	$12,921	$12,152
11/30/2017	$11,702	$13,317	$12,324
12/31/2017	$11,837	$13,465	$12,426
1/31/2018	$12,125	$14,236	$12,678
2/28/2018	$11,882	$13,711	$12,323
3/31/2018	$11,688	$13,363	$12,186
4/30/2018	$11,777	$13,414	$12,232
5/31/2018	$11,867	$13,737	$12,266
6/30/2018	$11,853	$13,822	$12,299
7/31/2018	$12,146	$14,336	$12,604
8/31/2018	$12,327	$14,803	$12,747
9/30/2018	$12,369	$14,887	$12,782
10/31/2018	$11,925	$13,870	$12,357
11/30/2018	$12,005	$14,153	$12,497
12/31/2018	$11,431	$12,875	$11,785
1/31/2019	$11,910	$13,906	$12,512
2/28/2019	$12,143	$14,353	$12,816
3/31/2019	$12,343	$14,632	$12,928
4/30/2019	$12,661	$15,224	$13,239
5/31/2019	$12,202	$14,257	$12,754
6/30/2019	$12,685	$15,262	$13,370
7/31/2019	$12,863	$15,481	$13,471
8/31/2019	$12,863	$15,236	$13,323
9/30/2019	$13,120	$15,521	$13,586
10/31/2019	$13,360	$15,857	$13,706
11/30/2019	$13,516	$16,433	$13,953
12/31/2019	$13,783	$16,928	$14,258
1/31/2020	$13,735	$16,922	$14,115
2/29/2020	$13,068	$15,529	$13,321
3/31/2020	$11,281	$13,611	$11,494
4/30/2020	$12,201	$15,356	$12,392
5/31/2020	$12,790	$16,087	$12,855
6/30/2020	$13,031	$16,407	$12,847
7/31/2020	$13,590	$17,332	$13,406
8/31/2020	$14,136	$18,578	$13,740
9/30/2020	$13,873	$17,872	$13,490
10/31/2020	$13,798	$17,397	$13,433
11/30/2020	$14,964	$19,301	$14,566
12/31/2020	$15,383	$20,043	$14,963
1/31/2021	$15,484	$19,841	$14,890
2/28/2021	$15,649	$20,388	$15,342
3/31/2021	$16,148	$21,281	$15,808
4/30/2021	$16,672	$22,416	$16,210
5/31/2021	$16,914	$22,573	$16,418
6/30/2021	$17,039	$23,100	$16,429
7/31/2021	$17,270	$23,649	$16,529
8/31/2021	$17,502	$24,368	$16,734
9/30/2021	$17,088	$23,234	$16,439
10/31/2021	$17,633	$24,862	$16,842
11/30/2021	$17,464	$24,690	$16,456
12/31/2021	$18,150	$25,797	$17,132
1/31/2022	$17,885	$24,462	$16,689
2/28/2022	$17,540	$23,729	$16,498
3/31/2022	$17,627	$24,610	$16,658
4/30/2022	$16,902	$22,464	$15,873
5/31/2022	$17,037	$22,505	$16,089
6/30/2022	$15,775	$20,648	$14,865
7/31/2022	$16,736	$22,552	$15,814
8/31/2022	$16,315	$21,632	$15,359
9/30/2022	$15,293	$19,640	$14,391
10/31/2022	$16,195	$21,230	$15,308
11/30/2022	$16,809	$22,416	$15,960
12/31/2022	$16,302	$21,125	$15,569
1/31/2023	$16,982	$22,452	$16,298
2/28/2023	$16,584	$21,904	$15,886
3/31/2023	$16,624	$22,708	$15,925
4/30/2023	$16,767	$23,063	$16,117
5/31/2023	$16,454	$23,163	$15,726
6/30/2023	$17,111	$24,693	$16,355
7/31/2023	$17,522	$25,487	$16,749
8/31/2023	$17,292	$25,081	$16,528
9/30/2023	$16,861	$23,885	$16,105
10/31/2023	$16,481	$23,383	$15,724
11/30/2023	$17,338	$25,518	$16,700
12/31/2023	$18,006	$26,678	$17,442
1/31/2024	$18,121	$27,126	$17,481
2/29/2024	$18,406	$28,574	$17,814
3/31/2024	$18,893	$29,494	$18,362
4/30/2024	$18,494	$28,289	$17,870
5/31/2024	$18,974	$29,692	$18,258
6/30/2024	$19,331	$30,757	$18,264
7/31/2024	$19,682	$31,132	$18,870
8/31/2024	$20,114	$31,887	$19,280
9/30/2024	$20,434	$32,568	$19,536
10/31/2024	$20,363	$32,272	$19,355
11/30/2024	$20,881	$34,167	$20,063
12/31/2024	$20,654	$33,352	$19,314
1/31/2025	$21,095	$34,281	$19,884
2/28/2025	$21,179	$33,834	$19,996
3/31/2025	$20,616	$31,928	$19,625
4/30/2025	$20,471	$31,711	$19,319
5/31/2025	$21,141	$33,707	$19,794
6/30/2025	$21,940	$35,421	$20,316
7/31/2025	$22,269	$36,216	$20,415
8/31/2025	$22,647	$36,950	$20,859
9/30/2025	$23,245	$38,299	$21,109
10/31/2025	$23,508	$39,196	$21,181

Average Annual Total Returns

I5CX4	1 Year	5 Years	10 Years
Class I2	15.45%	11.24%	8.92%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	9.44%	9.54%	7.79%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Multi-Asset Income Blended Benchmark consists of 60% S&P 500® Index (reflects no deduction for fees, expenses or taxes) and 40% ICE BofAML U.S. High Yield BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$835,391,869
Number of Portfolio Holdings	197
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,305,902

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.6%
Corporate Debt Securities	36.9
Preferred Stocks	4.1
Other Investment Company	3.1
Repurchase Agreements	0.4
U.S. Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	(2.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Asset Income

Class I2

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.8%
Microsoft Corp.	2.9
Broadcom, Inc.	2.6
Apple, Inc.	2.4
International Business Machines Corp.	2.4
Goldman Sachs Group, Inc.	2.3
NVIDIA Corp.	2.1
Blackrock, Inc.	1.9
AbbVie, Inc.	1.6
Merck & Co., Inc.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Asset Income

Class I2

Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class A

IBALX

October 31, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 13.41%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$9,449	$10,000	$10,000
11/30/2015	$9,453	$10,030	$9,974
12/31/2015	$9,349	$9,872	$9,941
1/31/2016	$9,079	$9,382	$10,078
2/29/2016	$9,052	$9,369	$10,150
3/31/2016	$9,457	$10,005	$10,243
4/30/2016	$9,504	$10,043	$10,282
5/31/2016	$9,621	$10,224	$10,285
6/30/2016	$9,646	$10,250	$10,469
7/31/2016	$9,916	$10,628	$10,536
8/31/2016	$9,920	$10,643	$10,524
9/30/2016	$9,904	$10,645	$10,517
10/31/2016	$9,786	$10,451	$10,437
11/30/2016	$9,947	$10,838	$10,190
12/31/2016	$10,050	$11,052	$10,205
1/31/2017	$10,196	$11,262	$10,225
2/28/2017	$10,458	$11,709	$10,293
3/31/2017	$10,477	$11,723	$10,288
4/30/2017	$10,577	$11,843	$10,367
5/31/2017	$10,672	$12,010	$10,447
6/30/2017	$10,685	$12,085	$10,437
7/31/2017	$10,836	$12,333	$10,481
8/31/2017	$10,900	$12,371	$10,575
9/30/2017	$11,001	$12,626	$10,525
10/31/2017	$11,145	$12,921	$10,531
11/30/2017	$11,341	$13,317	$10,518
12/31/2017	$11,441	$13,465	$10,566
1/31/2018	$11,760	$14,236	$10,444
2/28/2018	$11,416	$13,711	$10,345
3/31/2018	$11,254	$13,363	$10,412
4/30/2018	$11,221	$13,414	$10,334
5/31/2018	$11,389	$13,737	$10,408
6/30/2018	$11,440	$13,822	$10,395
7/31/2018	$11,716	$14,336	$10,398
8/31/2018	$11,951	$14,803	$10,464
9/30/2018	$11,972	$14,887	$10,397
10/31/2018	$11,374	$13,870	$10,315
11/30/2018	$11,555	$14,153	$10,377
12/31/2018	$10,990	$12,875	$10,567
1/31/2019	$11,564	$13,906	$10,679
2/28/2019	$11,768	$14,353	$10,673
3/31/2019	$11,984	$14,632	$10,878
4/30/2019	$12,291	$15,224	$10,881
5/31/2019	$11,865	$14,257	$11,074
6/30/2019	$12,416	$15,262	$11,213
7/31/2019	$12,523	$15,481	$11,238
8/31/2019	$12,492	$15,236	$11,529
9/30/2019	$12,602	$15,521	$11,468
10/31/2019	$12,799	$15,857	$11,502
11/30/2019	$13,085	$16,433	$11,496
12/31/2019	$13,332	$16,928	$11,488
1/31/2020	$13,448	$16,922	$11,709
2/29/2020	$12,908	$15,529	$11,920
3/31/2020	$11,789	$13,611	$11,850
4/30/2020	$12,839	$15,356	$12,061
5/31/2020	$13,265	$16,087	$12,117
6/30/2020	$13,521	$16,407	$12,193
7/31/2020	$14,087	$17,332	$12,375
8/31/2020	$14,704	$18,578	$12,275
9/30/2020	$14,313	$17,872	$12,269
10/31/2020	$14,048	$17,397	$12,214
11/30/2020	$15,033	$19,301	$12,334
12/31/2020	$15,407	$20,043	$12,351
1/31/2021	$15,295	$19,841	$12,262
2/28/2021	$15,431	$20,388	$12,085
3/31/2021	$15,813	$21,281	$11,934
4/30/2021	$16,415	$22,416	$12,028
5/31/2021	$16,502	$22,573	$12,068
6/30/2021	$16,784	$23,100	$12,152
7/31/2021	$17,094	$23,649	$12,288
8/31/2021	$17,357	$24,368	$12,265
9/30/2021	$16,773	$23,234	$12,159
10/31/2021	$17,532	$24,862	$12,155
11/30/2021	$17,498	$24,690	$12,191
12/31/2021	$17,960	$25,797	$12,160
1/31/2022	$17,281	$24,462	$11,898
2/28/2022	$16,898	$23,729	$11,765
3/31/2022	$17,065	$24,610	$11,439
4/30/2022	$15,908	$22,464	$11,005
5/31/2022	$15,939	$22,505	$11,075
6/30/2022	$15,032	$20,648	$10,902
7/31/2022	$16,015	$22,552	$11,168
8/31/2022	$15,443	$21,632	$10,853
9/30/2022	$14,317	$19,640	$10,384
10/31/2022	$14,865	$21,230	$10,249
11/30/2022	$15,600	$22,416	$10,626
12/31/2022	$14,996	$21,125	$10,578
1/31/2023	$15,765	$22,452	$10,904
2/28/2023	$15,402	$21,904	$10,622
3/31/2023	$15,884	$22,708	$10,891
4/30/2023	$16,082	$23,063	$10,957
5/31/2023	$16,071	$23,163	$10,838
6/30/2023	$16,704	$24,693	$10,799
7/31/2023	$17,037	$25,487	$10,792
8/31/2023	$16,854	$25,081	$10,723
9/30/2023	$16,210	$23,885	$10,451
10/31/2023	$15,907	$23,383	$10,286
11/30/2023	$17,047	$25,518	$10,751
12/31/2023	$17,759	$26,678	$11,163
1/31/2024	$17,943	$27,126	$11,132
2/29/2024	$18,438	$28,574	$10,975
3/31/2024	$18,863	$29,494	$11,076
4/30/2024	$18,238	$28,289	$10,797
5/31/2024	$18,903	$29,692	$10,980
6/30/2024	$19,411	$30,757	$11,084
7/31/2024	$19,652	$31,132	$11,342
8/31/2024	$20,072	$31,887	$11,505
9/30/2024	$20,404	$32,568	$11,660
10/31/2024	$20,117	$32,272	$11,370
11/30/2024	$20,832	$34,167	$11,491
12/31/2024	$20,335	$33,352	$11,303
1/31/2025	$20,635	$34,281	$11,362
2/28/2025	$20,659	$33,834	$11,612
3/31/2025	$19,933	$31,928	$11,617
4/30/2025	$19,861	$31,711	$11,663
5/31/2025	$20,572	$33,707	$11,579
6/30/2025	$21,368	$35,421	$11,757
7/31/2025	$21,634	$36,216	$11,726
8/31/2025	$21,991	$36,950	$11,866
9/30/2025	$22,505	$38,299	$11,996
10/31/2025	$22,814	$39,196	$12,071

Average Annual Total Returns

IBDK1	1 Year	5 Years	10 Years
Class A with Load	7.17%	8.94%	8.60%
Class A	13.41%	10.18%	9.22%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Multi-Managed Balanced

Class A

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Transamerica Multi-Managed Balanced

Class A

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class A

Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class C

IBLLX

October 31, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 12.58%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,000	$10,030	$9,974
12/31/2015	$9,884	$9,872	$9,941
1/31/2016	$9,594	$9,382	$10,078
2/29/2016	$9,560	$9,369	$10,150
3/31/2016	$9,978	$10,005	$10,243
4/30/2016	$10,025	$10,043	$10,282
5/31/2016	$10,142	$10,224	$10,285
6/30/2016	$10,162	$10,250	$10,469
7/31/2016	$10,439	$10,628	$10,536
8/31/2016	$10,435	$10,643	$10,524
9/30/2016	$10,414	$10,645	$10,517
10/31/2016	$10,284	$10,451	$10,437
11/30/2016	$10,444	$10,838	$10,190
12/31/2016	$10,550	$11,052	$10,205
1/31/2017	$10,694	$11,262	$10,225
2/28/2017	$10,964	$11,709	$10,293
3/31/2017	$10,973	$11,723	$10,288
4/30/2017	$11,071	$11,843	$10,367
5/31/2017	$11,164	$12,010	$10,447
6/30/2017	$11,173	$12,085	$10,437
7/31/2017	$11,321	$12,333	$10,481
8/31/2017	$11,381	$12,371	$10,575
9/30/2017	$11,478	$12,626	$10,525
10/31/2017	$11,623	$12,921	$10,531
11/30/2017	$11,822	$13,317	$10,518
12/31/2017	$11,915	$13,465	$10,566
1/31/2018	$12,240	$14,236	$10,444
2/28/2018	$11,876	$13,711	$10,345
3/31/2018	$11,698	$13,363	$10,412
4/30/2018	$11,659	$13,414	$10,334
5/31/2018	$11,824	$13,737	$10,408
6/30/2018	$11,869	$13,822	$10,395
7/31/2018	$12,147	$14,336	$10,398
8/31/2018	$12,382	$14,803	$10,464
9/30/2018	$12,399	$14,887	$10,397
10/31/2018	$11,767	$13,870	$10,315
11/30/2018	$11,950	$14,153	$10,377
12/31/2018	$11,358	$12,875	$10,567
1/31/2019	$11,944	$13,906	$10,679
2/28/2019	$12,149	$14,353	$10,673
3/31/2019	$12,359	$14,632	$10,878
4/30/2019	$12,672	$15,224	$10,881
5/31/2019	$12,224	$14,257	$11,074
6/30/2019	$12,784	$15,262	$11,213
7/31/2019	$12,887	$15,481	$11,238
8/31/2019	$12,845	$15,236	$11,529
9/30/2019	$12,951	$15,521	$11,468
10/31/2019	$13,147	$15,857	$11,502
11/30/2019	$13,428	$16,433	$11,496
12/31/2019	$13,677	$16,928	$11,488
1/31/2020	$13,783	$16,922	$11,709
2/29/2020	$13,228	$15,529	$11,920
3/31/2020	$12,070	$13,611	$11,850
4/30/2020	$13,137	$15,356	$12,061
5/31/2020	$13,566	$16,087	$12,117
6/30/2020	$13,814	$16,407	$12,193
7/31/2020	$14,384	$17,332	$12,375
8/31/2020	$15,003	$18,578	$12,275
9/30/2020	$14,597	$17,872	$12,269
10/31/2020	$14,317	$17,397	$12,214
11/30/2020	$15,312	$19,301	$12,334
12/31/2020	$15,683	$20,043	$12,351
1/31/2021	$15,562	$19,841	$12,262
2/28/2021	$15,688	$20,388	$12,085
3/31/2021	$16,070	$21,281	$11,934
4/30/2021	$16,669	$22,416	$12,028
5/31/2021	$16,744	$22,573	$12,068
6/30/2021	$17,021	$23,100	$12,152
7/31/2021	$17,323	$23,649	$12,288
8/31/2021	$17,580	$24,368	$12,265
9/30/2021	$16,976	$23,234	$12,159
10/31/2021	$17,736	$24,862	$12,155
11/30/2021	$17,690	$24,690	$12,191
12/31/2021	$18,143	$25,797	$12,160
1/31/2022	$17,452	$24,462	$11,898
2/28/2022	$17,050	$23,729	$11,765
3/31/2022	$17,211	$24,610	$11,439
4/30/2022	$16,033	$22,464	$11,005
5/31/2022	$16,054	$22,505	$11,075
6/30/2022	$15,129	$20,648	$10,902
7/31/2022	$16,110	$22,552	$11,168
8/31/2022	$15,526	$21,632	$10,853
9/30/2022	$14,384	$19,640	$10,384
10/31/2022	$14,926	$21,230	$10,249
11/30/2022	$15,650	$22,416	$10,626
12/31/2022	$15,038	$21,125	$10,578
1/31/2023	$15,800	$22,452	$10,904
2/28/2023	$15,427	$21,904	$10,622
3/31/2023	$15,896	$22,708	$10,891
4/30/2023	$16,088	$23,063	$10,957
5/31/2023	$16,066	$23,163	$10,838
6/30/2023	$16,688	$24,693	$10,799
7/31/2023	$17,013	$25,487	$10,792
8/31/2023	$16,815	$25,081	$10,723
9/30/2023	$16,167	$23,885	$10,451
10/31/2023	$15,853	$23,383	$10,286
11/30/2023	$16,978	$25,518	$10,751
12/31/2023	$17,679	$26,678	$11,163
1/31/2024	$17,849	$27,126	$11,132
2/29/2024	$18,326	$28,574	$10,975
3/31/2024	$18,736	$29,494	$11,076
4/30/2024	$18,105	$28,289	$10,797
5/31/2024	$18,754	$29,692	$10,980
6/30/2024	$19,247	$30,757	$11,084
7/31/2024	$19,474	$31,132	$11,342
8/31/2024	$19,879	$31,887	$11,505
9/30/2024	$20,190	$32,568	$11,660
10/31/2024	$19,893	$32,272	$11,370
11/30/2024	$20,596	$34,167	$11,491
12/31/2024	$20,087	$33,352	$11,303
1/31/2025	$20,367	$34,281	$11,362
2/28/2025	$20,379	$33,834	$11,612
3/31/2025	$19,653	$31,928	$11,617
4/30/2025	$19,574	$31,711	$11,663
5/31/2025	$20,258	$33,707	$11,579
6/30/2025	$21,031	$35,421	$11,757
7/31/2025	$21,281	$36,216	$11,726
8/31/2025	$21,612	$36,950	$11,866
9/30/2025	$22,107	$38,299	$11,996
10/31/2025	$22,395	$39,196	$12,071

Average Annual Total Returns

IBDK3	1 Year	5 Years	10 Years
Class C with Load	11.58%	9.36%	8.40%
Class C	12.58%	9.36%	8.40%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Multi-Managed Balanced

Class C

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Transamerica Multi-Managed Balanced

Class C

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class C

Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class I

TBLIX

October 31, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.74%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 13.65%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,008	$10,030	$9,974
12/31/2015	$9,897	$9,872	$9,941
1/31/2016	$9,613	$9,382	$10,078
2/29/2016	$9,588	$9,369	$10,150
3/31/2016	$10,017	$10,005	$10,243
4/30/2016	$10,075	$10,043	$10,282
5/31/2016	$10,198	$10,224	$10,285
6/30/2016	$10,226	$10,250	$10,469
7/31/2016	$10,512	$10,628	$10,536
8/31/2016	$10,520	$10,643	$10,524
9/30/2016	$10,503	$10,645	$10,517
10/31/2016	$10,383	$10,451	$10,437
11/30/2016	$10,553	$10,838	$10,190
12/31/2016	$10,667	$11,052	$10,205
1/31/2017	$10,822	$11,262	$10,225
2/28/2017	$11,106	$11,709	$10,293
3/31/2017	$11,124	$11,723	$10,288
4/30/2017	$11,233	$11,843	$10,367
5/31/2017	$11,334	$12,010	$10,447
6/30/2017	$11,353	$12,085	$10,437
7/31/2017	$11,513	$12,333	$10,481
8/31/2017	$11,585	$12,371	$10,575
9/30/2017	$11,694	$12,626	$10,525
10/31/2017	$11,850	$12,921	$10,531
11/30/2017	$12,061	$13,317	$10,518
12/31/2017	$12,170	$13,465	$10,566
1/31/2018	$12,508	$14,236	$10,444
2/28/2018	$12,148	$13,711	$10,345
3/31/2018	$11,974	$13,363	$10,412
4/30/2018	$11,944	$13,414	$10,334
5/31/2018	$12,126	$13,737	$10,408
6/30/2018	$12,182	$13,822	$10,395
7/31/2018	$12,475	$14,336	$10,398
8/31/2018	$12,728	$14,803	$10,464
9/30/2018	$12,757	$14,887	$10,397
10/31/2018	$12,118	$13,870	$10,315
11/30/2018	$12,315	$14,153	$10,377
12/31/2018	$11,713	$12,875	$10,567
1/31/2019	$12,327	$13,906	$10,679
2/28/2019	$12,548	$14,353	$10,673
3/31/2019	$12,779	$14,632	$10,878
4/30/2019	$13,109	$15,224	$10,881
5/31/2019	$12,657	$14,257	$11,074
6/30/2019	$13,250	$15,262	$11,213
7/31/2019	$13,368	$15,481	$11,238
8/31/2019	$13,335	$15,236	$11,529
9/30/2019	$13,455	$15,521	$11,468
10/31/2019	$13,668	$15,857	$11,502
11/30/2019	$13,976	$16,433	$11,496
12/31/2019	$14,242	$16,928	$11,488
1/31/2020	$14,369	$16,922	$11,709
2/29/2020	$13,796	$15,529	$11,920
3/31/2020	$12,600	$13,611	$11,850
4/30/2020	$13,722	$15,356	$12,061
5/31/2020	$14,184	$16,087	$12,117
6/30/2020	$14,455	$16,407	$12,193
7/31/2020	$15,066	$17,332	$12,375
8/31/2020	$15,727	$18,578	$12,275
9/30/2020	$15,315	$17,872	$12,269
10/31/2020	$15,033	$17,397	$12,214
11/30/2020	$16,092	$19,301	$12,334
12/31/2020	$16,493	$20,043	$12,351
1/31/2021	$16,374	$19,841	$12,262
2/28/2021	$16,524	$20,388	$12,085
3/31/2021	$16,934	$21,281	$11,934
4/30/2021	$17,580	$22,416	$12,028
5/31/2021	$17,678	$22,573	$12,068
6/30/2021	$17,982	$23,100	$12,152
7/31/2021	$18,318	$23,649	$12,288
8/31/2021	$18,603	$24,368	$12,265
9/30/2021	$17,980	$23,234	$12,159
10/31/2021	$18,800	$24,862	$12,155
11/30/2021	$18,764	$24,690	$12,191
12/31/2021	$19,267	$25,797	$12,160
1/31/2022	$18,543	$24,462	$11,898
2/28/2022	$18,134	$23,729	$11,765
3/31/2022	$18,316	$24,610	$11,439
4/30/2022	$17,093	$22,464	$11,005
5/31/2022	$17,131	$22,505	$11,075
6/30/2022	$16,161	$20,648	$10,902
7/31/2022	$17,216	$22,552	$11,168
8/31/2022	$16,611	$21,632	$10,853
9/30/2022	$15,396	$19,640	$10,384
10/31/2022	$15,993	$21,230	$10,249
11/30/2022	$16,786	$22,416	$10,626
12/31/2022	$16,143	$21,125	$10,578
1/31/2023	$16,971	$22,452	$10,904
2/28/2023	$16,588	$21,904	$10,622
3/31/2023	$17,102	$22,708	$10,891
4/30/2023	$17,320	$23,063	$10,957
5/31/2023	$17,314	$23,163	$10,838
6/30/2023	$18,002	$24,693	$10,799
7/31/2023	$18,365	$25,487	$10,792
8/31/2023	$18,169	$25,081	$10,723
9/30/2023	$17,476	$23,885	$10,451
10/31/2023	$17,152	$23,383	$10,286
11/30/2023	$18,385	$25,518	$10,751
12/31/2023	$19,159	$26,678	$11,163
1/31/2024	$19,362	$27,126	$11,132
2/29/2024	$19,893	$28,574	$10,975
3/31/2024	$20,360	$29,494	$11,076
4/30/2024	$19,689	$28,289	$10,797
5/31/2024	$20,407	$29,692	$10,980
6/30/2024	$20,958	$30,757	$11,084
7/31/2024	$21,229	$31,132	$11,342
8/31/2024	$21,680	$31,887	$11,505
9/30/2024	$22,041	$32,568	$11,660
10/31/2024	$21,739	$32,272	$11,370
11/30/2024	$22,519	$34,167	$11,491
12/31/2024	$21,978	$33,352	$11,303
1/31/2025	$22,307	$34,281	$11,362
2/28/2025	$22,339	$33,834	$11,612
3/31/2025	$21,558	$31,928	$11,617
4/30/2025	$21,487	$31,711	$11,663
5/31/2025	$22,257	$33,707	$11,579
6/30/2025	$23,125	$35,421	$11,757
7/31/2025	$23,417	$36,216	$11,726
8/31/2025	$23,808	$36,950	$11,866
9/30/2025	$24,366	$38,299	$11,996
10/31/2025	$24,705	$39,196	$12,071

Average Annual Total Returns

IBDK8	1 Year	5 Years	10 Years
Class I	13.65%	10.45%	9.47%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Multi-Managed Balanced

Class I

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Transamerica Multi-Managed Balanced

Class I

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class I

Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R

TAAHX

October 31, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 13.14%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,172	$10,371	$9,722
4/30/2022	$9,474	$9,467	$9,353
5/31/2022	$9,492	$9,484	$9,414
6/30/2022	$8,948	$8,701	$9,266
7/31/2022	$9,532	$9,504	$9,492
8/31/2022	$9,189	$9,116	$9,224
9/30/2022	$8,527	$8,277	$8,826
10/31/2022	$8,853	$8,947	$8,711
11/30/2022	$9,288	$9,447	$9,032
12/31/2022	$8,931	$8,902	$8,991
1/31/2023	$9,385	$9,462	$9,267
2/28/2023	$9,169	$9,231	$9,028
3/31/2023	$9,451	$9,570	$9,257
4/30/2023	$9,569	$9,719	$9,313
5/31/2023	$9,562	$9,761	$9,212
6/30/2023	$9,941	$10,406	$9,179
7/31/2023	$10,136	$10,741	$9,173
8/31/2023	$10,024	$10,570	$9,114
9/30/2023	$9,641	$10,066	$8,882
10/31/2023	$9,458	$9,854	$8,742
11/30/2023	$10,135	$10,754	$9,138
12/31/2023	$10,557	$11,243	$9,488
1/31/2024	$10,666	$11,431	$9,462
2/29/2024	$10,953	$12,042	$9,328
3/31/2024	$11,205	$12,429	$9,414
4/30/2024	$10,833	$11,922	$9,177
5/31/2024	$11,225	$12,513	$9,332
6/30/2024	$11,523	$12,962	$9,420
7/31/2024	$11,666	$13,120	$9,640
8/31/2024	$11,913	$13,438	$9,779
9/30/2024	$12,105	$13,725	$9,910
10/31/2024	$11,931	$13,600	$9,664
11/30/2024	$12,356	$14,399	$9,766
12/31/2024	$12,057	$14,055	$9,607
1/31/2025	$12,231	$14,447	$9,657
2/28/2025	$12,242	$14,258	$9,870
3/31/2025	$11,811	$13,455	$9,874
4/30/2025	$11,768	$13,364	$9,912
5/31/2025	$12,186	$14,205	$9,842
6/30/2025	$12,657	$14,927	$9,993
7/31/2025	$12,811	$15,262	$9,966
8/31/2025	$13,019	$15,572	$10,086
9/30/2025	$13,320	$16,140	$10,196
10/31/2025	$13,500	$16,518	$10,259

Average Annual Total Returns

IBDK5	1 Year	Since Inception 3/1/22
Class R	13.14%	8.52%
S&P 500®IndexFootnote Reference(a)	21.45%	14.65%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	0.70%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Multi-Managed Balanced

Class R

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Transamerica Multi-Managed Balanced

Class R

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R

Annual Shareholder Report

Transamerica Multi-Managed Balanced

Class R6

TAMMX

October 31, 2025

Fund Overview

Transamerica Multi-Managed Balanced (the "Fund") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 13.78%. For the same period, the Fund’s broad-based equity benchmark, the S&P 500® Index, returned 21.45%. The Fund's broad-based fixed-income benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16% over the same period.

  For the fiscal year ended October 31, 2025, performance of the equity portion of the Fund (the “Equity Sleeve”) relative to the S&P 500 Index was largely driven by technology and artificial intelligence-related stocks.

  Within the Fund’s Equity Sleeve, stock selection in the media and health services & systems sectors detracted from performance, while the financial services and REITs sectors contributed to performance.

  Overweight allocations to Howmet Aerospace, the U.S.-based aerospace company, and Seagate Technology Holdings, an American data storage company, contributed positively to relative returns.

  An underweight position in Palantir, the U.S. defense software company, negatively impacted returns, as did an overweight position in NXP Semiconductors, a designer and manufacturer of semiconductors.

  For the fiscal year ended October 31, 2025, performance for the fixed-income portion of the Fund (the “Fixed-Income Sleeve”) was driven by an overweight to credit compared to the Bloomberg US Aggregate Bond Index. This positioning contributed to relative returns as it generated additional yield.

  While overall duration positioning was managed relatively in line with the Fixed-Income Benchmark, overweight Fund positioning around the 5- to 10-year portion of the curve benefited relative performance.

  Credit spread and other price-related impacts detracted from returns.

  At a sector level, selection within investment grade corporate credit, an underweight allocation to government securities and a modest off benchmark allocation to high yield corporate credit were the largest contributors to returns.

  Selection in government securities detracted given the Fund’s allocation to longer-duration Treasury securities in an effort to achieve desired overall duration positioning. Positioning in agency residential mortgage-backed securities also detracted.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Multi-Managed Balanced

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,012	$10,030	$9,974
12/31/2015	$9,899	$9,872	$9,941
1/31/2016	$9,623	$9,382	$10,078
2/29/2016	$9,595	$9,369	$10,150
3/31/2016	$10,026	$10,005	$10,243
4/30/2016	$10,084	$10,043	$10,282
5/31/2016	$10,208	$10,224	$10,285
6/30/2016	$10,238	$10,250	$10,469
7/31/2016	$10,524	$10,628	$10,536
8/31/2016	$10,533	$10,643	$10,524
9/30/2016	$10,519	$10,645	$10,517
10/31/2016	$10,399	$10,451	$10,437
11/30/2016	$10,573	$10,838	$10,190
12/31/2016	$10,686	$11,052	$10,205
1/31/2017	$10,845	$11,262	$10,225
2/28/2017	$11,126	$11,709	$10,293
3/31/2017	$11,151	$11,723	$10,288
4/30/2017	$11,256	$11,843	$10,367
5/31/2017	$11,361	$12,010	$10,447
6/30/2017	$11,379	$12,085	$10,437
7/31/2017	$11,544	$12,333	$10,481
8/31/2017	$11,616	$12,371	$10,575
9/30/2017	$11,724	$12,626	$10,525
10/31/2017	$11,880	$12,921	$10,531
11/30/2017	$12,097	$13,317	$10,518
12/31/2017	$12,204	$13,465	$10,566
1/31/2018	$12,548	$14,236	$10,444
2/28/2018	$12,183	$13,711	$10,345
3/31/2018	$12,012	$13,363	$10,412
4/30/2018	$11,985	$13,414	$10,334
5/31/2018	$12,169	$13,737	$10,408
6/30/2018	$12,224	$13,822	$10,395
7/31/2018	$12,521	$14,336	$10,398
8/31/2018	$12,775	$14,803	$10,464
9/30/2018	$12,804	$14,887	$10,397
10/31/2018	$12,162	$13,870	$10,315
11/30/2018	$12,364	$14,153	$10,377
12/31/2018	$11,759	$12,875	$10,567
1/31/2019	$12,380	$13,906	$10,679
2/28/2019	$12,602	$14,353	$10,673
3/31/2019	$12,833	$14,632	$10,878
4/30/2019	$13,169	$15,224	$10,881
5/31/2019	$12,715	$14,257	$11,074
6/30/2019	$13,309	$15,262	$11,213
7/31/2019	$13,428	$15,481	$11,238
8/31/2019	$13,399	$15,236	$11,529
9/30/2019	$13,518	$15,521	$11,468
10/31/2019	$13,733	$15,857	$11,502
11/30/2019	$14,043	$16,433	$11,496
12/31/2019	$14,313	$16,928	$11,488
1/31/2020	$14,441	$16,922	$11,709
2/29/2020	$13,865	$15,529	$11,920
3/31/2020	$12,668	$13,611	$11,850
4/30/2020	$13,795	$15,356	$12,061
5/31/2020	$14,260	$16,087	$12,117
6/30/2020	$14,535	$16,407	$12,193
7/31/2020	$15,150	$17,332	$12,375
8/31/2020	$15,820	$18,578	$12,275
9/30/2020	$15,404	$17,872	$12,269
10/31/2020	$15,121	$17,397	$12,214
11/30/2020	$16,185	$19,301	$12,334
12/31/2020	$16,593	$20,043	$12,351
1/31/2021	$16,474	$19,841	$12,262
2/28/2021	$16,624	$20,388	$12,085
3/31/2021	$17,046	$21,281	$11,934
4/30/2021	$17,696	$22,416	$12,028
5/31/2021	$17,790	$22,573	$12,068
6/30/2021	$18,105	$23,100	$12,152
7/31/2021	$18,439	$23,649	$12,288
8/31/2021	$18,731	$24,368	$12,265
9/30/2021	$18,103	$23,234	$12,159
10/31/2021	$18,933	$24,862	$12,155
11/30/2021	$18,897	$24,690	$12,191
12/31/2021	$19,403	$25,797	$12,160
1/31/2022	$18,674	$24,462	$11,898
2/28/2022	$18,262	$23,729	$11,765
3/31/2022	$18,450	$24,610	$11,439
4/30/2022	$17,201	$22,464	$11,005
5/31/2022	$17,240	$22,505	$11,075
6/30/2022	$16,267	$20,648	$10,902
7/31/2022	$17,330	$22,552	$11,168
8/31/2022	$16,720	$21,632	$10,853
9/30/2022	$15,500	$19,640	$10,384
10/31/2022	$16,101	$21,230	$10,249
11/30/2022	$16,899	$22,416	$10,626
12/31/2022	$16,256	$21,125	$10,578
1/31/2023	$17,090	$22,452	$10,904
2/28/2023	$16,704	$21,904	$10,622
3/31/2023	$17,226	$22,708	$10,891
4/30/2023	$17,445	$23,063	$10,957
5/31/2023	$17,439	$23,163	$10,838
6/30/2023	$18,136	$24,693	$10,799
7/31/2023	$18,496	$25,487	$10,792
8/31/2023	$18,304	$25,081	$10,723
9/30/2023	$17,611	$23,885	$10,451
10/31/2023	$17,285	$23,383	$10,286
11/30/2023	$18,527	$25,518	$10,751
12/31/2023	$19,311	$26,678	$11,163
1/31/2024	$19,516	$27,126	$11,132
2/29/2024	$20,050	$28,574	$10,975
3/31/2024	$20,520	$29,494	$11,076
4/30/2024	$19,850	$28,289	$10,797
5/31/2024	$20,574	$29,692	$10,980
6/30/2024	$21,133	$30,757	$11,084
7/31/2024	$21,406	$31,132	$11,342
8/31/2024	$21,868	$31,887	$11,505
9/30/2024	$22,231	$32,568	$11,660
10/31/2024	$21,926	$32,272	$11,370
11/30/2024	$22,713	$34,167	$11,491
12/31/2024	$22,172	$33,352	$11,303
1/31/2025	$22,504	$34,281	$11,362
2/28/2025	$22,536	$33,834	$11,612
3/31/2025	$21,754	$31,928	$11,617
4/30/2025	$21,682	$31,711	$11,663
5/31/2025	$22,466	$33,707	$11,579
6/30/2025	$23,340	$35,421	$11,757
7/31/2025	$23,635	$36,216	$11,726
8/31/2025	$24,029	$36,950	$11,866
9/30/2025	$24,598	$38,299	$11,996
10/31/2025	$24,947	$39,196	$12,071

Average Annual Total Returns

IBDKB	1 Year	5 Years	10 Years
Class R6	13.78%	10.53%	9.57%
S&P 500®IndexFootnote Reference(a)	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,514,511,181
Number of Portfolio Holdings	669
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,244,307
Average MaturityFootnote Reference§	8.05 years
DurationFootnote Reference†	5.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Multi-Managed Balanced

Class R6

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	20.7%
AAA	3.6
AA	0.3
A	3.7
BBB	8.1
BB	1.2
NR (Not Rated)	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.9%
Corporate Debt Securities	12.8
U.S. Government Obligations	11.2
U.S. Government Agency Obligations	9.5
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.7
Asset-Backed Securities	1.6
Repurchase Agreements	1.3
Foreign Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(8.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.5%
Microsoft Corp.	4.4
Apple, Inc.	4.4
Amazon.com, Inc.	2.7
Broadcom, Inc.	1.8
Alphabet, Inc., Class A	1.8
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2055	1.6
Tesla, Inc.	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2055	1.2

Transamerica Multi-Managed Balanced

Class R6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced

Class R6

Annual Shareholder Report

Transamerica Short-Term Bond

Class A

ITAAX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.29%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$9,751	$10,000	$10,000
11/30/2015	$9,730	$9,964	$9,980
12/31/2015	$9,698	$9,914	$9,967
1/31/2016	$9,695	$10,023	$10,019
2/29/2016	$9,684	$10,094	$10,030
3/31/2016	$9,778	$10,218	$10,065
4/30/2016	$9,844	$10,288	$10,078
5/31/2016	$9,871	$10,296	$10,072
6/30/2016	$9,897	$10,477	$10,131
7/31/2016	$9,949	$10,563	$10,133
8/31/2016	$9,970	$10,575	$10,123
9/30/2016	$9,988	$10,577	$10,134
10/31/2016	$10,005	$10,507	$10,130
11/30/2016	$9,963	$10,271	$10,089
12/31/2016	$9,979	$10,301	$10,095
1/31/2017	$10,017	$10,338	$10,113
2/28/2017	$10,054	$10,418	$10,130
3/31/2017	$10,061	$10,414	$10,135
4/30/2017	$10,087	$10,500	$10,151
5/31/2017	$10,124	$10,581	$10,169
6/30/2017	$10,129	$10,572	$10,166
7/31/2017	$10,167	$10,625	$10,192
8/31/2017	$10,183	$10,717	$10,212
9/30/2017	$10,190	$10,679	$10,200
10/31/2017	$10,195	$10,692	$10,198
11/30/2017	$10,181	$10,676	$10,178
12/31/2017	$10,197	$10,723	$10,181
1/31/2018	$10,173	$10,620	$10,156
2/28/2018	$10,161	$10,519	$10,148
3/31/2018	$10,158	$10,572	$10,162
4/30/2018	$10,167	$10,501	$10,154
5/31/2018	$10,196	$10,559	$10,191
6/30/2018	$10,196	$10,543	$10,192
7/31/2018	$10,217	$10,565	$10,199
8/31/2018	$10,257	$10,618	$10,234
9/30/2018	$10,258	$10,572	$10,227
10/31/2018	$10,249	$10,484	$10,240
11/30/2018	$10,251	$10,531	$10,269
12/31/2018	$10,273	$10,695	$10,348
1/31/2019	$10,347	$10,843	$10,388
2/28/2019	$10,390	$10,855	$10,405
3/31/2019	$10,464	$11,051	$10,473
4/30/2019	$10,497	$11,066	$10,499
5/31/2019	$10,560	$11,236	$10,569
6/30/2019	$10,635	$11,395	$10,628
7/31/2019	$10,647	$11,429	$10,625
8/31/2019	$10,722	$11,687	$10,709
9/30/2019	$10,723	$11,637	$10,704
10/31/2019	$10,766	$11,674	$10,742
11/30/2019	$10,777	$11,672	$10,742
12/31/2019	$10,798	$11,689	$10,769
1/31/2020	$10,872	$11,899	$10,828
2/29/2020	$10,934	$12,077	$10,913
3/31/2020	$10,269	$11,841	$10,940
4/30/2020	$10,553	$12,078	$11,010
5/31/2020	$10,710	$12,191	$11,048
6/30/2020	$10,887	$12,293	$11,073
7/31/2020	$10,968	$12,509	$11,096
8/31/2020	$11,006	$12,437	$11,102
9/30/2020	$11,012	$12,414	$11,104
10/31/2020	$11,027	$12,370	$11,105
11/30/2020	$11,095	$12,531	$11,119
12/31/2020	$11,152	$12,575	$11,129
1/31/2021	$11,187	$12,496	$11,131
2/28/2021	$11,180	$12,334	$11,126
3/31/2021	$11,160	$12,191	$11,126
4/30/2021	$11,184	$12,293	$11,135
5/31/2021	$11,218	$12,340	$11,148
6/30/2021	$11,219	$12,430	$11,133
7/31/2021	$11,231	$12,555	$11,151
8/31/2021	$11,231	$12,547	$11,152
9/30/2021	$11,221	$12,440	$11,143
10/31/2021	$11,189	$12,429	$11,108
11/30/2021	$11,166	$12,444	$11,106
12/31/2021	$11,154	$12,436	$11,083
1/31/2022	$11,088	$12,163	$11,008
2/28/2022	$11,023	$11,998	$10,953
3/31/2022	$10,903	$11,676	$10,797
4/30/2022	$10,828	$11,240	$10,739
5/31/2022	$10,830	$11,302	$10,799
6/30/2022	$10,736	$11,076	$10,730
7/31/2022	$10,807	$11,355	$10,775
8/31/2022	$10,758	$11,060	$10,702
9/30/2022	$10,624	$10,583	$10,569
10/31/2022	$10,590	$10,467	$10,555
11/30/2022	$10,701	$10,857	$10,639
12/31/2022	$10,748	$10,820	$10,663
1/31/2023	$10,874	$11,156	$10,746
2/28/2023	$10,813	$10,882	$10,671
3/31/2023	$10,897	$11,137	$10,822
4/30/2023	$10,947	$11,205	$10,858
5/31/2023	$10,932	$11,089	$10,827
6/30/2023	$10,907	$11,072	$10,785
7/31/2023	$10,971	$11,083	$10,832
8/31/2023	$11,014	$11,016	$10,872
9/30/2023	$11,002	$10,753	$10,869
10/31/2023	$11,013	$10,592	$10,903
11/30/2023	$11,161	$11,068	$11,027
12/31/2023	$11,322	$11,488	$11,157
1/31/2024	$11,380	$11,461	$11,204
2/29/2024	$11,359	$11,323	$11,165
3/31/2024	$11,431	$11,435	$11,208
4/30/2024	$11,388	$11,167	$11,175
5/31/2024	$11,484	$11,352	$11,256
6/30/2024	$11,547	$11,456	$11,318
7/31/2024	$11,669	$11,716	$11,451
8/31/2024	$11,768	$11,889	$11,555
9/30/2024	$11,867	$12,052	$11,651
10/31/2024	$11,789	$11,778	$11,588
11/30/2024	$11,841	$11,902	$11,625
12/31/2024	$11,858	$11,722	$11,653
1/31/2025	$11,909	$11,793	$11,706
2/28/2025	$12,010	$12,037	$11,787
3/31/2025	$12,051	$12,034	$11,840
4/30/2025	$12,117	$12,077	$11,927
5/31/2025	$12,133	$12,015	$11,913
6/30/2025	$12,223	$12,203	$11,989
7/31/2025	$12,229	$12,185	$11,990
8/31/2025	$12,331	$12,331	$12,091
9/30/2025	$12,384	$12,462	$12,134
10/31/2025	$12,413	$12,544	$12,175

Average Annual Total Returns

IBBG1	1 Year	5 Years	10 Years
Class A with Load	2.62%	1.89%	2.19%
Class A	5.29%	2.40%	2.44%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class A

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class A

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class A

Annual Shareholder Report

Transamerica Short-Term Bond

Class C

ITACX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.60%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,972	$9,964	$9,980
12/31/2015	$9,933	$9,914	$9,967
1/31/2016	$9,923	$10,023	$10,019
2/29/2016	$9,906	$10,094	$10,030
3/31/2016	$9,996	$10,218	$10,065
4/30/2016	$10,057	$10,288	$10,078
5/31/2016	$10,078	$10,296	$10,072
6/30/2016	$10,108	$10,477	$10,131
7/31/2016	$10,145	$10,563	$10,133
8/31/2016	$10,160	$10,575	$10,123
9/30/2016	$10,172	$10,577	$10,134
10/31/2016	$10,182	$10,507	$10,130
11/30/2016	$10,133	$10,271	$10,089
12/31/2016	$10,143	$10,301	$10,095
1/31/2017	$10,174	$10,338	$10,113
2/28/2017	$10,206	$10,418	$10,130
3/31/2017	$10,206	$10,414	$10,135
4/30/2017	$10,226	$10,500	$10,151
5/31/2017	$10,257	$10,581	$10,169
6/30/2017	$10,256	$10,572	$10,166
7/31/2017	$10,287	$10,625	$10,192
8/31/2017	$10,297	$10,717	$10,212
10/31/2017	$10,296	$10,692	$10,198
11/30/2017	$10,275	$10,676	$10,178
12/31/2017	$10,285	$10,723	$10,181
1/31/2018	$10,254	$10,620	$10,156
2/28/2018	$10,236	$10,519	$10,148
3/31/2018	$10,226	$10,572	$10,162
4/30/2018	$10,229	$10,501	$10,154
5/31/2018	$10,252	$10,559	$10,191
6/30/2018	$10,245	$10,543	$10,192
7/31/2018	$10,259	$10,565	$10,199
8/31/2018	$10,293	$10,618	$10,234
9/30/2018	$10,287	$10,572	$10,227
10/31/2018	$10,272	$10,484	$10,240
11/30/2018	$10,267	$10,531	$10,269
12/31/2018	$10,283	$10,695	$10,348
1/31/2019	$10,350	$10,843	$10,388
2/28/2019	$10,387	$10,855	$10,405
3/31/2019	$10,454	$11,051	$10,473
4/30/2019	$10,490	$11,066	$10,499
5/31/2019	$10,536	$11,236	$10,569
6/30/2019	$10,603	$11,395	$10,628
7/31/2019	$10,608	$11,429	$10,625
8/31/2019	$10,676	$11,687	$10,709
9/30/2019	$10,671	$11,637	$10,704
10/31/2019	$10,706	$11,674	$10,742
11/30/2019	$10,711	$11,672	$10,742
12/31/2019	$10,724	$11,689	$10,769
1/31/2020	$10,790	$11,899	$10,828
2/29/2020	$10,845	$12,077	$10,913
3/31/2020	$10,177	$11,841	$10,940
4/30/2020	$10,463	$12,078	$11,010
5/31/2020	$10,612	$12,191	$11,048
6/30/2020	$10,770	$12,293	$11,073
7/31/2020	$10,843	$12,509	$11,096
8/31/2020	$10,873	$12,437	$11,102
9/30/2020	$10,883	$12,414	$11,104
10/31/2020	$10,880	$12,370	$11,105
11/30/2020	$10,940	$12,531	$11,119
12/31/2020	$10,989	$12,575	$11,129
1/31/2021	$11,016	$12,496	$11,131
2/28/2021	$11,002	$12,334	$11,126
3/31/2021	$10,975	$12,191	$11,126
4/30/2021	$11,002	$12,293	$11,135
5/31/2021	$11,017	$12,340	$11,148
6/30/2021	$11,011	$12,430	$11,133
7/31/2021	$11,026	$12,555	$11,151
8/31/2021	$11,009	$12,547	$11,152
9/30/2021	$10,992	$12,440	$11,143
10/31/2021	$10,953	$12,429	$11,108
11/30/2021	$10,924	$12,444	$11,106
12/31/2021	$10,905	$12,436	$11,083
1/31/2022	$10,833	$12,163	$11,008
2/28/2022	$10,763	$11,998	$10,953
3/31/2022	$10,638	$11,676	$10,797
4/30/2022	$10,558	$11,240	$10,739
5/31/2022	$10,553	$11,302	$10,799
6/30/2022	$10,454	$11,076	$10,730
7/31/2022	$10,517	$11,355	$10,775
8/31/2022	$10,463	$11,060	$10,702
9/30/2022	$10,325	$10,583	$10,569
10/31/2022	$10,295	$10,467	$10,555
11/30/2022	$10,387	$10,857	$10,639
12/31/2022	$10,425	$10,820	$10,663
1/31/2023	$10,541	$11,156	$10,746
2/28/2023	$10,475	$10,882	$10,671
3/31/2023	$10,549	$11,137	$10,822
4/30/2023	$10,591	$11,205	$10,858
5/31/2023	$10,570	$11,089	$10,827
6/30/2023	$10,538	$11,072	$10,785
7/31/2023	$10,604	$11,083	$10,832
8/31/2023	$10,628	$11,016	$10,872
9/30/2023	$10,609	$10,753	$10,869
10/31/2023	$10,613	$10,592	$10,903
11/30/2023	$10,761	$11,068	$11,027
12/31/2023	$10,897	$11,488	$11,157
1/31/2024	$10,958	$11,461	$11,204
2/29/2024	$10,930	$11,323	$11,165
3/31/2024	$10,981	$11,435	$11,208
4/30/2024	$10,933	$11,167	$11,175
5/31/2024	$11,018	$11,352	$11,256
6/30/2024	$11,072	$11,456	$11,318
7/31/2024	$11,182	$11,716	$11,451
8/31/2024	$11,269	$11,889	$11,555
9/30/2024	$11,357	$12,052	$11,651
10/31/2024	$11,275	$11,778	$11,588
11/30/2024	$11,318	$11,902	$11,625
12/31/2024	$11,338	$11,722	$11,653
1/31/2025	$11,380	$11,793	$11,706
2/28/2025	$11,469	$12,037	$11,787
3/31/2025	$11,490	$12,034	$11,840
4/30/2025	$11,545	$12,077	$11,927
5/31/2025	$11,554	$12,015	$11,913
6/30/2025	$11,632	$12,203	$11,989
7/31/2025	$11,641	$12,185	$11,990
8/31/2025	$11,731	$12,331	$12,091
9/30/2025	$11,762	$12,462	$12,134
10/31/2025	$11,794	$12,544	$12,175

Average Annual Total Returns

IBBG3	1 Year	5 Years	10 Years
Class C with Load	3.60%	1.63%	1.66%
Class C	4.60%	1.63%	1.66%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class C

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class C

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class C

Annual Shareholder Report

Transamerica Short-Term Bond

Class I

TSTIX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.55%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,989	$9,964	$9,980
12/31/2015	$9,947	$9,914	$9,967
1/31/2016	$9,946	$10,023	$10,019
2/29/2016	$9,946	$10,094	$10,030
3/31/2016	$10,045	$10,218	$10,065
4/30/2016	$10,116	$10,288	$10,078
5/31/2016	$10,135	$10,296	$10,072
6/30/2016	$10,174	$10,477	$10,131
7/31/2016	$10,220	$10,563	$10,133
8/31/2016	$10,244	$10,575	$10,123
9/30/2016	$10,273	$10,577	$10,134
10/31/2016	$10,282	$10,507	$10,130
11/30/2016	$10,250	$10,271	$10,089
12/31/2016	$10,269	$10,301	$10,095
1/31/2017	$10,299	$10,338	$10,113
2/28/2017	$10,339	$10,418	$10,130
3/31/2017	$10,348	$10,414	$10,135
4/30/2017	$10,387	$10,500	$10,151
5/31/2017	$10,427	$10,581	$10,169
6/30/2017	$10,424	$10,572	$10,166
7/31/2017	$10,464	$10,625	$10,192
8/31/2017	$10,483	$10,717	$10,212
10/31/2017	$10,509	$10,692	$10,198
11/30/2017	$10,496	$10,676	$10,178
12/31/2017	$10,504	$10,723	$10,181
1/31/2018	$10,491	$10,620	$10,156
2/28/2018	$10,469	$10,519	$10,148
3/31/2018	$10,478	$10,572	$10,162
4/30/2018	$10,489	$10,501	$10,154
5/31/2018	$10,521	$10,559	$10,191
6/30/2018	$10,512	$10,543	$10,192
7/31/2018	$10,546	$10,565	$10,199
8/31/2018	$10,579	$10,618	$10,234
9/30/2018	$10,581	$10,572	$10,227
10/31/2018	$10,584	$10,484	$10,240
11/30/2018	$10,587	$10,531	$10,269
12/31/2018	$10,612	$10,695	$10,348
1/31/2019	$10,691	$10,843	$10,388
2/28/2019	$10,737	$10,855	$10,405
3/31/2019	$10,817	$11,051	$10,473
4/30/2019	$10,853	$11,066	$10,499
5/31/2019	$10,922	$11,236	$10,569
6/30/2019	$10,990	$11,395	$10,628
7/31/2019	$11,005	$11,429	$10,625
8/31/2019	$11,085	$11,687	$10,709
9/30/2019	$11,088	$11,637	$10,704
10/31/2019	$11,134	$11,674	$10,742
11/30/2019	$11,147	$11,672	$10,742
12/31/2019	$11,171	$11,689	$10,769
1/31/2020	$11,260	$11,899	$10,828
2/29/2020	$11,317	$12,077	$10,913
3/31/2020	$10,640	$11,841	$10,940
4/30/2020	$10,941	$12,078	$11,010
5/31/2020	$11,096	$12,191	$11,048
6/30/2020	$11,285	$12,293	$11,073
7/31/2020	$11,360	$12,509	$11,096
8/31/2020	$11,402	$12,437	$11,102
9/30/2020	$11,421	$12,414	$11,104
10/31/2020	$11,439	$12,370	$11,105
11/30/2020	$11,501	$12,531	$11,119
12/31/2020	$11,563	$12,575	$11,129
1/31/2021	$11,601	$12,496	$11,131
2/28/2021	$11,595	$12,334	$11,126
3/31/2021	$11,576	$12,191	$11,126
4/30/2021	$11,614	$12,293	$11,135
5/31/2021	$11,640	$12,340	$11,148
6/30/2021	$11,643	$12,430	$11,133
7/31/2021	$11,669	$12,555	$11,151
8/31/2021	$11,660	$12,547	$11,152
9/30/2021	$11,662	$12,440	$11,143
10/31/2021	$11,618	$12,429	$11,108
11/30/2021	$11,596	$12,444	$11,106
12/31/2021	$11,597	$12,436	$11,083
1/31/2022	$11,529	$12,163	$11,008
2/28/2022	$11,462	$11,998	$10,953
3/31/2022	$11,336	$11,676	$10,797
4/30/2022	$11,270	$11,240	$10,739
5/31/2022	$11,274	$11,302	$10,799
6/30/2022	$11,187	$11,076	$10,730
7/31/2022	$11,253	$11,355	$10,775
8/31/2022	$11,215	$11,060	$10,702
9/30/2022	$11,074	$10,583	$10,569
10/31/2022	$11,043	$10,467	$10,555
11/30/2022	$11,162	$10,857	$10,639
12/31/2022	$11,202	$10,820	$10,663
1/31/2023	$11,337	$11,156	$10,746
2/28/2023	$11,274	$10,882	$10,671
3/31/2023	$11,364	$11,137	$10,822
4/30/2023	$11,419	$11,205	$10,858
5/31/2023	$11,405	$11,089	$10,827
6/30/2023	$11,391	$11,072	$10,785
7/31/2023	$11,461	$11,083	$10,832
8/31/2023	$11,496	$11,016	$10,872
9/30/2023	$11,484	$10,753	$10,869
10/31/2023	$11,509	$10,592	$10,903
11/30/2023	$11,668	$11,068	$11,027
12/31/2023	$11,828	$11,488	$11,157
1/31/2024	$11,904	$11,461	$11,204
2/29/2024	$11,883	$11,323	$11,165
3/31/2024	$11,949	$11,435	$11,208
4/30/2024	$11,904	$11,167	$11,175
5/31/2024	$12,008	$11,352	$11,256
6/30/2024	$12,077	$11,456	$11,318
7/31/2024	$12,208	$11,716	$11,451
8/31/2024	$12,315	$11,889	$11,555
9/30/2024	$12,421	$12,052	$11,651
10/31/2024	$12,340	$11,778	$11,588
11/30/2024	$12,397	$11,902	$11,625
12/31/2024	$12,429	$11,722	$11,653
1/31/2025	$12,486	$11,793	$11,706
2/28/2025	$12,582	$12,037	$11,787
3/31/2025	$12,627	$12,034	$11,840
4/30/2025	$12,698	$12,077	$11,927
5/31/2025	$12,718	$12,015	$11,913
6/30/2025	$12,815	$12,203	$11,989
7/31/2025	$12,822	$12,185	$11,990
8/31/2025	$12,933	$12,331	$12,091
9/30/2025	$12,992	$12,462	$12,134
10/31/2025	$13,025	$12,544	$12,175

Average Annual Total Returns

IBBG8	1 Year	5 Years	10 Years
Class I	5.55%	2.63%	2.68%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class I

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class I

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I

Annual Shareholder Report

Transamerica Short-Term Bond

Class I2

TSIWX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,980	$9,964	$9,980
12/31/2015	$9,949	$9,914	$9,967
1/31/2016	$9,948	$10,023	$10,019
2/29/2016	$9,939	$10,094	$10,030
3/31/2016	$10,039	$10,218	$10,065
4/30/2016	$10,110	$10,288	$10,078
5/31/2016	$10,131	$10,296	$10,072
6/30/2016	$10,171	$10,477	$10,131
7/31/2016	$10,228	$10,563	$10,133
8/31/2016	$10,252	$10,575	$10,123
9/30/2016	$10,272	$10,577	$10,134
10/31/2016	$10,281	$10,507	$10,130
11/30/2016	$10,250	$10,271	$10,089
12/31/2016	$10,269	$10,301	$10,095
1/31/2017	$10,301	$10,338	$10,113
2/28/2017	$10,342	$10,418	$10,130
3/31/2017	$10,361	$10,414	$10,135
4/30/2017	$10,391	$10,500	$10,151
5/31/2017	$10,432	$10,581	$10,169
6/30/2017	$10,430	$10,572	$10,166
7/31/2017	$10,471	$10,625	$10,192
8/31/2017	$10,501	$10,717	$10,212
10/31/2017	$10,519	$10,692	$10,198
11/30/2017	$10,506	$10,676	$10,178
12/31/2017	$10,515	$10,723	$10,181
1/31/2018	$10,503	$10,620	$10,156
2/28/2018	$10,492	$10,519	$10,148
3/31/2018	$10,492	$10,572	$10,162
4/30/2018	$10,503	$10,501	$10,154
5/31/2018	$10,526	$10,559	$10,191
6/30/2018	$10,528	$10,543	$10,192
7/31/2018	$10,563	$10,565	$10,199
8/31/2018	$10,597	$10,618	$10,234
9/30/2018	$10,600	$10,572	$10,227
10/31/2018	$10,603	$10,484	$10,240
11/30/2018	$10,608	$10,531	$10,269
12/31/2018	$10,634	$10,695	$10,348
1/31/2019	$10,714	$10,843	$10,388
2/28/2019	$10,761	$10,855	$10,405
3/31/2019	$10,842	$11,051	$10,473
4/30/2019	$10,879	$11,066	$10,499
5/31/2019	$10,948	$11,236	$10,569
6/30/2019	$11,029	$11,395	$10,628
7/31/2019	$11,034	$11,429	$10,625
8/31/2019	$11,115	$11,687	$10,709
9/30/2019	$11,130	$11,637	$10,704
10/31/2019	$11,178	$11,674	$10,742
11/30/2019	$11,180	$11,672	$10,742
12/31/2019	$11,205	$11,689	$10,769
1/31/2020	$11,296	$11,899	$10,828
2/29/2020	$11,353	$12,077	$10,913
3/31/2020	$10,675	$11,841	$10,940
4/30/2020	$10,977	$12,078	$11,010
5/31/2020	$11,134	$12,191	$11,048
6/30/2020	$11,325	$12,293	$11,073
7/31/2020	$11,401	$12,509	$11,096
8/31/2020	$11,444	$12,437	$11,102
9/30/2020	$11,464	$12,414	$11,104
10/31/2020	$11,471	$12,370	$11,105
11/30/2020	$11,546	$12,531	$11,119
12/31/2020	$11,609	$12,575	$11,129
1/31/2021	$11,649	$12,496	$11,131
2/28/2021	$11,643	$12,334	$11,126
3/31/2021	$11,625	$12,191	$11,126
4/30/2021	$11,664	$12,293	$11,135
5/31/2021	$11,692	$12,340	$11,148
6/30/2021	$11,696	$12,430	$11,133
7/31/2021	$11,722	$12,555	$11,151
8/31/2021	$11,714	$12,547	$11,152
9/30/2021	$11,706	$12,440	$11,143
10/31/2021	$11,674	$12,429	$11,108
11/30/2021	$11,653	$12,444	$11,106
12/31/2021	$11,655	$12,436	$11,083
1/31/2022	$11,587	$12,163	$11,008
2/28/2022	$11,509	$11,998	$10,953
3/31/2022	$11,395	$11,676	$10,797
4/30/2022	$11,318	$11,240	$10,739
5/31/2022	$11,323	$11,302	$10,799
6/30/2022	$11,225	$11,076	$10,730
7/31/2022	$11,304	$11,355	$10,775
8/31/2022	$11,255	$11,060	$10,702
9/30/2022	$11,114	$10,583	$10,569
10/31/2022	$11,091	$10,467	$10,555
11/30/2022	$11,213	$10,857	$10,639
12/31/2022	$11,254	$10,820	$10,663
1/31/2023	$11,390	$11,156	$10,746
2/28/2023	$11,328	$10,882	$10,671
3/31/2023	$11,419	$11,137	$10,822
4/30/2023	$11,475	$11,205	$10,858
5/31/2023	$11,461	$11,089	$10,827
6/30/2023	$11,448	$11,072	$10,785
7/31/2023	$11,519	$11,083	$10,832
8/31/2023	$11,555	$11,016	$10,872
9/30/2023	$11,545	$10,753	$10,869
10/31/2023	$11,559	$10,592	$10,903
11/30/2023	$11,732	$11,068	$11,027
12/31/2023	$11,894	$11,488	$11,157
1/31/2024	$11,970	$11,461	$11,204
2/29/2024	$11,949	$11,323	$11,165
3/31/2024	$12,016	$11,435	$11,208
4/30/2024	$11,972	$11,167	$11,175
5/31/2024	$12,078	$11,352	$11,256
6/30/2024	$12,148	$11,456	$11,318
7/31/2024	$12,281	$11,716	$11,451
8/31/2024	$12,389	$11,889	$11,555
9/30/2024	$12,497	$12,052	$11,651
10/31/2024	$12,416	$11,778	$11,588
11/30/2024	$12,475	$11,902	$11,625
12/31/2024	$12,508	$11,722	$11,653
1/31/2025	$12,566	$11,793	$11,706
2/28/2025	$12,676	$12,037	$11,787
3/31/2025	$12,711	$12,034	$11,840
4/30/2025	$12,783	$12,077	$11,927
5/31/2025	$12,817	$12,015	$11,913
6/30/2025	$12,903	$12,203	$11,989
7/31/2025	$12,924	$12,185	$11,990
8/31/2025	$13,024	$12,331	$12,091
9/30/2025	$13,084	$12,462	$12,134
10/31/2025	$13,118	$12,544	$12,175

Average Annual Total Returns

IBBG4	1 Year	5 Years	10 Years
Class I2	5.65%	2.72%	2.75%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class I2

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class I2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I2

Annual Shareholder Report

Transamerica Short-Term Bond

Class I3

TAAQX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,019	$9,877	$10,011
01/31/2023	$10,140	$10,183	$10,089
02/28/2023	$10,084	$9,933	$10,018
03/31/2023	$10,166	$10,166	$10,160
04/30/2023	$10,216	$10,228	$10,194
05/31/2023	$10,204	$10,122	$10,165
06/30/2023	$10,192	$10,106	$10,125
07/31/2023	$10,256	$10,116	$10,169
08/31/2023	$10,288	$10,055	$10,207
09/30/2023	$10,278	$9,816	$10,204
10/31/2023	$10,291	$9,668	$10,236
11/30/2023	$10,445	$10,103	$10,353
12/31/2023	$10,589	$10,487	$10,474
01/31/2024	$10,647	$10,461	$10,518
02/29/2024	$10,640	$10,336	$10,482
03/31/2024	$10,700	$10,437	$10,522
04/30/2024	$10,660	$10,194	$10,491
05/31/2024	$10,754	$10,363	$10,567
06/30/2024	$10,817	$10,457	$10,626
07/31/2024	$10,924	$10,695	$10,751
08/31/2024	$11,032	$10,852	$10,848
09/30/2024	$11,128	$11,001	$10,938
10/31/2024	$11,056	$10,751	$10,879
11/30/2024	$11,108	$10,864	$10,914
12/31/2024	$11,137	$10,700	$10,940
01/31/2025	$11,189	$10,765	$10,990
02/28/2025	$11,276	$10,987	$11,066
03/31/2025	$11,318	$10,985	$11,116
04/30/2025	$11,383	$11,024	$11,197
05/31/2025	$11,401	$10,968	$11,184
06/30/2025	$11,489	$11,139	$11,256
07/31/2025	$11,508	$11,123	$11,256
08/31/2025	$11,597	$11,256	$11,352
09/30/2025	$11,651	$11,375	$11,392
10/31/2025	$11,681	$11,451	$11,430

Average Annual Total Returns

IBBGD	1 Year	Since Inception 12/9/22
Class I3	5.65%	5.53%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class I3

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class I3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class I3

Annual Shareholder Report

Transamerica Short-Term Bond

Class R

TAASX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$93	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 5.10%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,016	$9,877	$10,011
01/31/2023	$10,131	$10,183	$10,089
02/28/2023	$10,073	$9,933	$10,018
03/31/2023	$10,149	$10,166	$10,160
04/30/2023	$10,195	$10,228	$10,194
05/31/2023	$10,179	$10,122	$10,165
06/30/2023	$10,154	$10,106	$10,125
07/31/2023	$10,212	$10,116	$10,169
08/31/2023	$10,251	$10,055	$10,207
09/30/2023	$10,238	$9,816	$10,204
10/31/2023	$10,246	$9,668	$10,236
11/30/2023	$10,383	$10,103	$10,353
12/31/2023	$10,530	$10,487	$10,474
01/31/2024	$10,583	$10,461	$10,518
02/29/2024	$10,562	$10,336	$10,482
03/31/2024	$10,617	$10,437	$10,522
04/30/2024	$10,585	$10,194	$10,491
05/31/2024	$10,663	$10,363	$10,567
06/30/2024	$10,730	$10,457	$10,626
07/31/2024	$10,831	$10,695	$10,751
08/31/2024	$10,932	$10,852	$10,848
09/30/2024	$11,022	$11,001	$10,938
10/31/2024	$10,948	$10,751	$10,879
11/30/2024	$10,995	$10,864	$10,914
12/31/2024	$11,008	$10,700	$10,940
01/31/2025	$11,055	$10,765	$10,990
02/28/2025	$11,146	$10,987	$11,066
03/31/2025	$11,183	$10,985	$11,116
04/30/2025	$11,242	$11,024	$11,197
05/31/2025	$11,256	$10,968	$11,184
06/30/2025	$11,338	$11,139	$11,256
07/31/2025	$11,341	$11,123	$11,256
08/31/2025	$11,434	$11,256	$11,352
09/30/2025	$11,482	$11,375	$11,392
10/31/2025	$11,507	$11,451	$11,430

Average Annual Total Returns

IBBG5	1 Year	Since Inception 12/9/22
Class R	5.10%	4.98%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class R

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class R

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R

Annual Shareholder Report

Transamerica Short-Term Bond

Class R4

TAAUX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 5.38%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,017	$9,877	$10,011
01/31/2023	$10,135	$10,183	$10,089
02/28/2023	$10,079	$9,933	$10,018
03/31/2023	$10,157	$10,166	$10,160
04/30/2023	$10,205	$10,228	$10,194
05/31/2023	$10,192	$10,122	$10,165
06/30/2023	$10,168	$10,106	$10,125
07/31/2023	$10,229	$10,116	$10,169
08/31/2023	$10,270	$10,055	$10,207
09/30/2023	$10,259	$9,816	$10,204
10/31/2023	$10,270	$9,668	$10,236
11/30/2023	$10,409	$10,103	$10,353
12/31/2023	$10,559	$10,487	$10,474
01/31/2024	$10,615	$10,461	$10,518
02/29/2024	$10,596	$10,336	$10,482
03/31/2024	$10,663	$10,437	$10,522
04/30/2024	$10,623	$10,194	$10,491
05/31/2024	$10,714	$10,363	$10,567
06/30/2024	$10,774	$10,457	$10,626
07/31/2024	$10,888	$10,695	$10,751
08/31/2024	$10,981	$10,852	$10,848
09/30/2024	$11,074	$11,001	$10,938
10/31/2024	$11,002	$10,751	$10,879
11/30/2024	$11,051	$10,864	$10,914
12/31/2024	$11,078	$10,700	$10,940
01/31/2025	$11,128	$10,765	$10,990
02/28/2025	$11,211	$10,987	$11,066
03/31/2025	$11,251	$10,985	$11,116
04/30/2025	$11,312	$11,024	$11,197
05/31/2025	$11,328	$10,968	$11,184
06/30/2025	$11,413	$11,139	$11,256
07/31/2025	$11,430	$11,123	$11,256
08/31/2025	$11,527	$11,256	$11,352
09/30/2025	$11,566	$11,375	$11,392
10/31/2025	$11,594	$11,451	$11,430

Average Annual Total Returns

IBBGE	1 Year	Since Inception 12/9/22
Class R4	5.38%	5.26%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.80%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	4.74%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class R4

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class R4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R4

Annual Shareholder Report

Transamerica Short-Term Bond

Class R6

TASTX

October 31, 2025

Fund Overview

Transamerica Short-Term Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.65%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the ICE Bofa 1-3 Year US Corporate & Government Index, returned 5.06% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which benefitted from both the additional yield and the positive impact of spread compression on security pricing during the fiscal year.

  Duration positioning also contributed to benchmark relative performance. For much of the fiscal year, the Fund was overweight duration relative to the benchmark, given the sub-adviser’s interest rate outlook. This positioning caused the Fund to benefit more than the benchmark from the decline in interest rates on the front end of the yield curve.

  At a sector level, the underweight allocation to government securities, combined with the corresponding overweight allocation to corporate credit and ex-index allocations to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and non-agency residential mortgage-backed securities (non-agency RMBS), were the largest contributors to relative returns. There were no notable detractors during the fiscal year.

  Within corporate credit, the largest contributors to relative returns were the overweight allocation to banking and security selection in consumer non-cyclicals and technology. Detractors included security selection in electric, energy and finance companies.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Investment grade corporate credit remains a core holding in the Fund, and the sub-adviser modestly increased allocations to the sector during the fiscal year when attractive entry points emerged due to market volatility. Additionally, while still being managed to relatively low levels based on historical averages, the sub-adviser opportunistically increased high yield corporate credit exposure during the fiscal year.

  Allocations to ABS and non-agency RMBS declined during the fiscal year, mainly due to naturally occurring amortization within the sectors, as opposed to a shift in relative value views of the sub-adviser.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Short-Term Bond

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Universal Bond Index	ICE Bofa 1-3 Year US Corporate & Government Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,980	$9,964	$9,980
12/31/2015	$9,949	$9,914	$9,967
1/31/2016	$9,938	$10,023	$10,019
2/29/2016	$9,939	$10,094	$10,030
3/31/2016	$10,039	$10,218	$10,065
4/30/2016	$10,110	$10,288	$10,078
5/31/2016	$10,131	$10,296	$10,072
6/30/2016	$10,171	$10,477	$10,131
7/31/2016	$10,218	$10,563	$10,133
8/31/2016	$10,242	$10,575	$10,123
9/30/2016	$10,272	$10,577	$10,134
10/31/2016	$10,282	$10,507	$10,130
11/30/2016	$10,251	$10,271	$10,089
12/31/2016	$10,270	$10,301	$10,095
1/31/2017	$10,302	$10,338	$10,113
2/28/2017	$10,343	$10,418	$10,130
3/31/2017	$10,352	$10,414	$10,135
4/30/2017	$10,393	$10,500	$10,151
5/31/2017	$10,423	$10,581	$10,169
6/30/2017	$10,431	$10,572	$10,166
7/31/2017	$10,473	$10,625	$10,192
8/31/2017	$10,492	$10,717	$10,212
10/31/2017	$10,509	$10,692	$10,198
11/30/2017	$10,507	$10,676	$10,178
12/31/2017	$10,516	$10,723	$10,181
1/31/2018	$10,505	$10,620	$10,156
2/28/2018	$10,484	$10,519	$10,148
3/31/2018	$10,494	$10,572	$10,162
4/30/2018	$10,506	$10,501	$10,154
5/31/2018	$10,539	$10,559	$10,191
6/30/2018	$10,542	$10,543	$10,192
7/31/2018	$10,565	$10,565	$10,199
8/31/2018	$10,611	$10,618	$10,234
9/30/2018	$10,613	$10,572	$10,227
10/31/2018	$10,607	$10,484	$10,240
11/30/2018	$10,611	$10,531	$10,269
12/31/2018	$10,637	$10,695	$10,348
1/31/2019	$10,717	$10,843	$10,388
2/28/2019	$10,764	$10,855	$10,405
3/31/2019	$10,845	$11,051	$10,473
4/30/2019	$10,882	$11,066	$10,499
5/31/2019	$10,952	$11,236	$10,569
6/30/2019	$11,033	$11,395	$10,628
7/31/2019	$11,037	$11,429	$10,625
8/31/2019	$11,118	$11,687	$10,709
9/30/2019	$11,133	$11,637	$10,704
10/31/2019	$11,181	$11,674	$10,742
11/30/2019	$11,184	$11,672	$10,742
12/31/2019	$11,220	$11,689	$10,769
1/31/2020	$11,300	$11,899	$10,828
2/29/2020	$11,368	$12,077	$10,913
3/31/2020	$10,678	$11,841	$10,940
4/30/2020	$10,981	$12,078	$11,010
5/31/2020	$11,150	$12,191	$11,048
6/30/2020	$11,328	$12,293	$11,073
7/31/2020	$11,405	$12,509	$11,096
8/31/2020	$11,460	$12,437	$11,102
9/30/2020	$11,468	$12,414	$11,104
10/31/2020	$11,487	$12,370	$11,105
11/30/2020	$11,562	$12,531	$11,119
12/31/2020	$11,625	$12,575	$11,129
1/31/2021	$11,664	$12,496	$11,131
2/28/2021	$11,659	$12,334	$11,126
3/31/2021	$11,641	$12,191	$11,126
4/30/2021	$11,680	$12,293	$11,135
5/31/2021	$11,707	$12,340	$11,148
6/30/2021	$11,711	$12,430	$11,133
7/31/2021	$11,738	$12,555	$11,151
8/31/2021	$11,730	$12,547	$11,152
9/30/2021	$11,722	$12,440	$11,143
10/31/2021	$11,690	$12,429	$11,108
11/30/2021	$11,669	$12,444	$11,106
12/31/2021	$11,670	$12,436	$11,083
1/31/2022	$11,603	$12,163	$11,008
2/28/2022	$11,524	$11,998	$10,953
3/31/2022	$11,411	$11,676	$10,797
4/30/2022	$11,333	$11,240	$10,739
5/31/2022	$11,338	$11,302	$10,799
6/30/2022	$11,240	$11,076	$10,730
7/31/2022	$11,319	$11,355	$10,775
8/31/2022	$11,270	$11,060	$10,702
9/30/2022	$11,129	$10,583	$10,569
10/31/2022	$11,106	$10,467	$10,555
11/30/2022	$11,227	$10,857	$10,639
12/31/2022	$11,269	$10,820	$10,663
1/31/2023	$11,405	$11,156	$10,746
2/28/2023	$11,343	$10,882	$10,671
3/31/2023	$11,434	$11,137	$10,822
4/30/2023	$11,491	$11,205	$10,858
5/31/2023	$11,477	$11,089	$10,827
6/30/2023	$11,464	$11,072	$10,785
7/31/2023	$11,535	$11,083	$10,832
8/31/2023	$11,571	$11,016	$10,872
9/30/2023	$11,561	$10,753	$10,869
10/31/2023	$11,587	$10,592	$10,903
11/30/2023	$11,748	$11,068	$11,027
12/31/2023	$11,910	$11,488	$11,157
1/31/2024	$11,975	$11,461	$11,204
2/29/2024	$11,967	$11,323	$11,165
3/31/2024	$12,034	$11,435	$11,208
4/30/2024	$11,990	$11,167	$11,175
5/31/2024	$12,096	$11,352	$11,256
6/30/2024	$12,166	$11,456	$11,318
7/31/2024	$12,287	$11,716	$11,451
8/31/2024	$12,408	$11,889	$11,555
9/30/2024	$12,516	$12,052	$11,651
10/31/2024	$12,435	$11,778	$11,588
11/30/2024	$12,493	$11,902	$11,625
12/31/2024	$12,527	$11,722	$11,653
1/31/2025	$12,585	$11,793	$11,706
2/28/2025	$12,683	$12,037	$11,787
3/31/2025	$12,730	$12,034	$11,840
4/30/2025	$12,802	$12,077	$11,927
5/31/2025	$12,823	$12,015	$11,913
6/30/2025	$12,922	$12,203	$11,989
7/31/2025	$12,931	$12,185	$11,990
8/31/2025	$13,044	$12,331	$12,091
9/30/2025	$13,104	$12,462	$12,134
10/31/2025	$13,138	$12,544	$12,175

Average Annual Total Returns

IBBGB	1 Year	5 Years	10 Years
Class R6	5.65%	2.72%	2.77%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	0.28%	2.29%
ICE Bofa 1-3 Year US Corporate & Government IndexFootnote Reference(b)	5.06%	1.86%	1.99%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	ICE BofAML U.S. Corporate & Government 1-3 Years Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities that have a remaining maturity of less than three years and more than one year. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,611,043,000
Number of Portfolio Holdings	360
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (net of waivers and reimbursements)	$12,358,371
Average MaturityFootnote Reference§	1.82 years
DurationFootnote Reference†	1.87 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Short-Term Bond

Class R6

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	8.3%
AAA	14.8
AA	3.2
A	24.7
BBB	42.2
BB	3.4
B	0.4
Below CCC	0.2
NR (Not Rated)	0.3
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	70.0%
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.0
U.S. Government Obligations	7.1
Repurchase Agreements	1.2
U.S. Government Agency Obligations	1.2
Short-Term U.S. Government Obligations	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	2.9%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.2
U.S. Treasury Notes, 3.88%, 03/15/2028	1.0
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
U.S. Treasury Notes, 4.00%, 02/28/2030	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.7

Transamerica Short-Term Bond

Class R6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Short-Term Bond

Class R6

Annual Shareholder Report

Transamerica Small Cap Growth

Class A

ASGTX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 3.04%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund at NAV underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$9,447	$10,000	$10,000
11/30/2015	$9,580	$10,055	$10,366
12/31/2015	$9,184	$9,849	$9,872
1/31/2016	$8,573	$9,293	$8,802
2/29/2016	$8,605	$9,290	$8,740
3/31/2016	$9,136	$9,944	$9,410
4/30/2016	$9,345	$10,006	$9,504
5/31/2016	$9,586	$10,185	$9,760
6/30/2016	$9,698	$10,206	$9,715
7/31/2016	$10,149	$10,611	$10,350
8/31/2016	$10,229	$10,638	$10,460
9/30/2016	$10,334	$10,655	$10,610
10/31/2016	$9,771	$10,424	$9,951
11/30/2016	$10,728	$10,891	$10,841
12/31/2016	$10,963	$11,103	$10,989
1/31/2017	$11,052	$11,312	$11,168
2/28/2017	$11,196	$11,733	$11,442
3/31/2017	$11,446	$11,741	$11,577
4/30/2017	$11,518	$11,865	$11,790
5/31/2017	$11,572	$11,987	$11,683
6/30/2017	$11,751	$12,095	$12,085
7/31/2017	$11,715	$12,323	$12,188
8/31/2017	$11,482	$12,347	$12,174
9/30/2017	$12,091	$12,648	$12,837
10/31/2017	$12,342	$12,924	$13,036
11/30/2017	$12,593	$13,316	$13,410
12/31/2017	$12,620	$13,450	$13,425
1/31/2018	$12,798	$14,158	$13,949
2/28/2018	$12,402	$13,637	$13,551
3/31/2018	$12,719	$13,363	$13,734
4/30/2018	$12,838	$13,414	$13,747
5/31/2018	$13,533	$13,792	$14,613
6/30/2018	$13,810	$13,883	$14,727
7/31/2018	$14,029	$14,343	$14,980
8/31/2018	$14,802	$14,847	$15,913
9/30/2018	$14,564	$14,871	$15,541
10/31/2018	$12,898	$13,776	$13,574
11/30/2018	$13,275	$14,052	$13,787
12/31/2018	$11,656	$12,745	$12,176
1/31/2019	$13,038	$13,838	$13,582
2/28/2019	$13,617	$14,325	$14,459
3/31/2019	$13,350	$14,534	$14,263
4/30/2019	$14,063	$15,115	$14,697
5/31/2019	$13,439	$14,137	$13,607
6/30/2019	$14,352	$15,129	$14,655
7/31/2019	$14,843	$15,354	$14,798
8/31/2019	$14,263	$15,041	$14,160
9/30/2019	$14,085	$15,305	$14,044
10/31/2019	$14,330	$15,635	$14,443
11/30/2019	$14,887	$16,229	$15,293
12/31/2019	$15,047	$16,698	$15,644
1/31/2020	$15,262	$16,680	$15,471
2/29/2020	$14,305	$15,314	$14,354
3/31/2020	$11,722	$13,208	$11,613
4/30/2020	$13,301	$14,957	$13,343
5/31/2020	$14,760	$15,757	$14,604
6/30/2020	$15,023	$16,117	$15,165
7/31/2020	$16,076	$17,033	$15,686
8/31/2020	$16,554	$18,266	$16,606
9/30/2020	$15,884	$17,601	$16,250
10/31/2020	$15,669	$17,221	$16,374
11/30/2020	$17,846	$19,317	$19,261
12/31/2020	$19,823	$20,186	$21,061
1/31/2021	$19,745	$20,096	$22,077
2/28/2021	$21,099	$20,724	$22,806
3/31/2021	$20,865	$21,467	$22,088
4/30/2021	$21,829	$22,573	$22,570
5/31/2021	$21,125	$22,676	$21,925
6/30/2021	$22,272	$23,236	$22,954
7/31/2021	$22,610	$23,628	$22,118
8/31/2021	$23,105	$24,302	$22,520
9/30/2021	$22,115	$23,212	$21,656
10/31/2021	$23,782	$24,782	$22,670
11/30/2021	$22,766	$24,404	$21,563
12/31/2021	$23,264	$25,365	$21,659
1/31/2022	$20,155	$23,873	$18,756
2/28/2022	$19,568	$23,272	$18,837
3/31/2022	$19,245	$24,026	$18,924
4/30/2022	$17,104	$21,870	$16,602
5/31/2022	$16,957	$21,841	$16,288
6/30/2022	$16,253	$20,014	$15,280
7/31/2022	$17,690	$21,891	$16,991
8/31/2022	$17,221	$21,074	$16,831
9/30/2022	$15,813	$19,120	$15,317
10/31/2022	$16,605	$20,688	$16,771
11/30/2022	$16,986	$21,768	$17,044
12/31/2022	$16,015	$20,493	$15,950
1/31/2023	$17,488	$21,905	$17,536
2/28/2023	$17,457	$21,393	$17,346
3/31/2023	$17,549	$21,965	$16,918
4/30/2023	$17,488	$22,199	$16,722
5/31/2023	$17,027	$22,285	$16,725
6/30/2023	$18,285	$23,807	$18,112
7/31/2023	$18,960	$24,661	$18,958
8/31/2023	$18,868	$24,185	$17,972
9/30/2023	$17,549	$23,032	$16,786
10/31/2023	$16,322	$22,422	$15,492
11/30/2023	$17,702	$24,513	$16,902
12/31/2023	$19,158	$25,813	$18,926
1/31/2024	$18,578	$26,099	$18,319
2/29/2024	$19,931	$27,512	$19,807
3/31/2024	$20,446	$28,399	$20,361
4/30/2024	$18,997	$27,150	$18,793
5/31/2024	$19,480	$28,432	$19,799
6/30/2024	$19,512	$29,313	$19,766
7/31/2024	$20,446	$29,857	$21,385
8/31/2024	$19,802	$30,507	$21,148
9/30/2024	$19,866	$31,138	$21,429
10/31/2024	$19,319	$30,910	$21,144
11/30/2024	$21,991	$32,966	$23,737
12/31/2024	$20,273	$31,958	$21,794
1/31/2025	$21,155	$32,967	$22,483
2/28/2025	$19,722	$32,336	$20,961
3/31/2025	$18,363	$30,449	$19,371
4/30/2025	$18,327	$30,245	$19,247
5/31/2025	$18,804	$32,162	$20,483
6/30/2025	$19,061	$33,796	$21,689
7/31/2025	$19,539	$34,540	$22,059
8/31/2025	$19,869	$35,340	$23,363
9/30/2025	$19,612	$36,559	$24,334
10/31/2025	$19,906	$37,343	$25,121

Average Annual Total Returns

I4CI1	1 Year	5 Years	10 Years
Class A with Load	(2.64%)	3.73%	7.13%
Class A	3.04%	4.90%	7.74%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class A

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class A

Annual Shareholder Report

Transamerica Small Cap Growth

Class C

CSGTX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.13%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 2.42%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund at NAV underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,127	$10,055	$10,366
12/31/2015	$9,707	$9,849	$9,872
1/31/2016	$9,053	$9,293	$8,802
2/29/2016	$9,079	$9,290	$8,740
3/31/2016	$9,637	$9,944	$9,410
4/30/2016	$9,846	$10,006	$9,504
5/31/2016	$10,090	$10,185	$9,760
6/30/2016	$10,212	$10,206	$9,715
7/31/2016	$10,674	$10,611	$10,350
8/31/2016	$10,752	$10,638	$10,460
9/30/2016	$10,857	$10,655	$10,610
10/31/2016	$10,256	$10,424	$9,951
11/30/2016	$11,249	$10,891	$10,841
12/31/2016	$11,488	$11,103	$10,989
1/31/2017	$11,589	$11,312	$11,168
2/28/2017	$11,730	$11,733	$11,442
3/31/2017	$11,973	$11,741	$11,577
4/30/2017	$12,034	$11,865	$11,790
5/31/2017	$12,094	$11,987	$11,683
6/30/2017	$12,276	$12,095	$12,085
7/31/2017	$12,236	$12,323	$12,188
8/31/2017	$11,973	$12,347	$12,174
10/31/2017	$12,843	$12,924	$13,036
11/30/2017	$13,106	$13,316	$13,410
12/31/2017	$13,136	$13,450	$13,425
1/31/2018	$13,317	$14,158	$13,949
2/28/2018	$12,888	$13,637	$13,551
3/31/2018	$13,204	$13,363	$13,734
4/30/2018	$13,340	$13,414	$13,747
5/31/2018	$14,041	$13,792	$14,613
6/30/2018	$14,312	$13,883	$14,727
7/31/2018	$14,538	$14,343	$14,980
8/31/2018	$15,329	$14,847	$15,913
9/30/2018	$15,081	$14,871	$15,541
10/31/2018	$13,340	$13,776	$13,574
11/30/2018	$13,724	$14,052	$13,787
12/31/2018	$12,037	$12,745	$12,176
1/31/2019	$13,451	$13,838	$13,582
2/28/2019	$14,043	$14,325	$14,459
3/31/2019	$13,760	$14,534	$14,263
4/30/2019	$14,480	$15,115	$14,697
5/31/2019	$13,837	$14,137	$13,607
6/30/2019	$14,763	$15,129	$14,655
7/31/2019	$15,252	$15,354	$14,798
8/31/2019	$14,660	$15,041	$14,160
9/30/2019	$14,454	$15,305	$14,044
10/31/2019	$14,711	$15,635	$14,443
11/30/2019	$15,252	$16,229	$15,293
12/31/2019	$15,408	$16,698	$15,644
1/31/2020	$15,631	$16,680	$15,471
2/29/2020	$14,655	$15,314	$14,354
3/31/2020	$11,981	$13,208	$11,613
4/30/2020	$13,624	$14,957	$13,343
5/31/2020	$15,101	$15,757	$14,604
6/30/2020	$15,352	$16,117	$15,165
7/31/2020	$16,411	$17,033	$15,686
8/31/2020	$16,884	$18,266	$16,606
9/30/2020	$16,188	$17,601	$16,250
10/31/2020	$15,965	$17,221	$16,374
11/30/2020	$18,194	$19,317	$19,261
12/31/2020	$20,161	$20,186	$21,061
1/31/2021	$20,069	$20,096	$22,077
2/28/2021	$21,452	$20,724	$22,806
3/31/2021	$21,175	$21,467	$22,088
4/30/2021	$22,159	$22,573	$22,570
5/31/2021	$21,421	$22,676	$21,925
6/30/2021	$22,589	$23,236	$22,954
7/31/2021	$22,927	$23,628	$22,118
8/31/2021	$23,388	$24,302	$22,520
9/30/2021	$22,374	$23,212	$21,656
10/31/2021	$24,064	$24,782	$22,670
11/30/2021	$23,019	$24,404	$21,563
12/31/2021	$23,513	$25,365	$21,659
1/31/2022	$20,366	$23,873	$18,756
2/28/2022	$19,730	$23,272	$18,837
3/31/2022	$19,412	$24,026	$18,924
4/30/2022	$17,255	$21,870	$16,602
5/31/2022	$17,078	$21,841	$16,288
6/30/2022	$16,371	$20,014	$15,280
7/31/2022	$17,821	$21,891	$16,991
8/31/2022	$17,361	$21,074	$16,831
9/30/2022	$15,911	$19,120	$15,317
10/31/2022	$16,724	$20,688	$16,771
11/30/2022	$17,078	$21,768	$17,044
12/31/2022	$16,083	$20,493	$15,950
1/31/2023	$17,539	$21,905	$17,536
2/28/2023	$17,539	$21,393	$17,346
3/31/2023	$17,613	$21,965	$16,918
4/30/2023	$17,539	$22,199	$16,722
5/31/2023	$17,053	$22,285	$16,725
6/30/2023	$18,322	$23,807	$18,112
7/31/2023	$18,994	$24,661	$18,958
8/31/2023	$18,845	$24,185	$17,972
9/30/2023	$17,539	$23,032	$16,786
10/31/2023	$16,307	$22,422	$15,492
11/30/2023	$17,650	$24,513	$16,902
12/31/2023	$19,123	$25,813	$18,926
1/31/2024	$18,529	$26,099	$18,319
2/29/2024	$19,876	$27,512	$19,807
3/31/2024	$20,351	$28,399	$20,361
4/30/2024	$18,886	$27,150	$18,793
5/31/2024	$19,361	$28,432	$19,799
6/30/2024	$19,400	$29,313	$19,766
7/31/2024	$20,311	$29,857	$21,385
8/31/2024	$19,678	$30,507	$21,148
9/30/2024	$19,717	$31,138	$21,429
10/31/2024	$19,123	$30,910	$21,144
11/30/2024	$21,816	$32,966	$23,737
12/31/2024	$20,101	$31,958	$21,794
1/31/2025	$20,943	$32,967	$22,483
2/28/2025	$19,493	$32,336	$20,961
3/31/2025	$18,185	$30,449	$19,371
4/30/2025	$18,091	$30,245	$19,247
5/31/2025	$18,558	$32,162	$20,483
6/30/2025	$18,839	$33,796	$21,689
7/31/2025	$19,260	$34,540	$22,059
8/31/2025	$19,587	$35,340	$23,363
9/30/2025	$19,306	$36,559	$24,334
10/31/2025	$19,587	$37,343	$25,121

Average Annual Total Returns

I4CI3	1 Year	5 Years	10 Years
Class C with Load	1.56%	4.17%	6.95%
Class C	2.42%	4.17%	6.95%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class C

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class C

Annual Shareholder Report

Transamerica Small Cap Growth

Class I

ISCGX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 3.45%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,139	$10,055	$10,366
12/31/2015	$9,724	$9,849	$9,872
1/31/2016	$9,075	$9,293	$8,802
2/29/2016	$9,117	$9,290	$8,740
3/31/2016	$9,682	$9,944	$9,410
4/30/2016	$9,901	$10,006	$9,504
5/31/2016	$10,153	$10,185	$9,760
6/30/2016	$10,280	$10,206	$9,715
7/31/2016	$10,760	$10,611	$10,350
8/31/2016	$10,844	$10,638	$10,460
9/30/2016	$10,962	$10,655	$10,610
10/31/2016	$10,364	$10,424	$9,951
11/30/2016	$11,384	$10,891	$10,841
12/31/2016	$11,622	$11,103	$10,989
1/31/2017	$11,733	$11,312	$11,168
2/28/2017	$11,881	$11,733	$11,442
3/31/2017	$12,158	$11,741	$11,577
4/30/2017	$12,232	$11,865	$11,790
5/31/2017	$12,288	$11,987	$11,683
6/30/2017	$12,491	$12,095	$12,085
7/31/2017	$12,454	$12,323	$12,188
8/31/2017	$12,195	$12,347	$12,174
10/31/2017	$13,101	$12,924	$13,036
11/30/2017	$13,396	$13,316	$13,410
12/31/2017	$13,426	$13,450	$13,425
1/31/2018	$13,610	$14,158	$13,949
2/28/2018	$13,181	$13,637	$13,551
3/31/2018	$13,528	$13,363	$13,734
4/30/2018	$13,671	$13,414	$13,747
5/31/2018	$14,405	$13,792	$14,613
6/30/2018	$14,691	$13,883	$14,727
7/31/2018	$14,936	$14,343	$14,980
8/31/2018	$15,772	$14,847	$15,913
9/30/2018	$15,507	$14,871	$15,541
10/31/2018	$13,732	$13,776	$13,574
11/30/2018	$14,140	$14,052	$13,787
12/31/2018	$12,414	$12,745	$12,176
1/31/2019	$13,897	$13,838	$13,582
2/28/2019	$14,513	$14,325	$14,459
3/31/2019	$14,239	$14,534	$14,263
4/30/2019	$14,992	$15,115	$14,697
5/31/2019	$14,330	$14,137	$13,607
6/30/2019	$15,312	$15,129	$14,655
7/31/2019	$15,837	$15,354	$14,798
8/31/2019	$15,220	$15,041	$14,160
9/30/2019	$15,038	$15,305	$14,044
10/31/2019	$15,312	$15,635	$14,443
11/30/2019	$15,882	$16,229	$15,293
12/31/2019	$16,068	$16,698	$15,644
1/31/2020	$16,312	$16,680	$15,471
2/29/2020	$15,311	$15,314	$14,354
3/31/2020	$12,527	$13,208	$11,613
4/30/2020	$14,237	$14,957	$13,343
5/31/2020	$15,799	$15,757	$14,604
6/30/2020	$16,092	$16,117	$15,165
7/31/2020	$17,216	$17,033	$15,686
8/31/2020	$17,728	$18,266	$16,606
9/30/2020	$16,996	$17,601	$16,250
10/31/2020	$16,776	$17,221	$16,374
11/30/2020	$19,145	$19,317	$19,261
12/31/2020	$21,237	$20,186	$21,061
1/31/2021	$21,158	$20,096	$22,077
2/28/2021	$22,640	$20,724	$22,806
3/31/2021	$22,376	$21,467	$22,088
4/30/2021	$23,435	$22,573	$22,570
5/31/2021	$22,667	$22,676	$21,925
6/30/2021	$23,911	$23,236	$22,954
7/31/2021	$24,309	$23,628	$22,118
8/31/2021	$24,812	$24,302	$22,520
9/30/2021	$23,753	$23,212	$21,656
10/31/2021	$25,553	$24,782	$22,670
11/30/2021	$24,494	$24,404	$21,563
12/31/2021	$25,028	$25,365	$21,659
1/31/2022	$21,681	$23,873	$18,756
2/28/2022	$21,059	$23,272	$18,837
3/31/2022	$20,733	$24,026	$18,924
4/30/2022	$18,423	$21,870	$16,602
5/31/2022	$18,245	$21,841	$16,288
6/30/2022	$17,505	$20,014	$15,280
7/31/2022	$19,045	$21,891	$16,991
8/31/2022	$18,571	$21,074	$16,831
9/30/2022	$17,031	$19,120	$15,317
10/31/2022	$17,920	$20,688	$16,771
11/30/2022	$18,334	$21,768	$17,044
12/31/2022	$17,295	$20,493	$15,950
1/31/2023	$18,870	$21,905	$17,536
2/28/2023	$18,870	$21,393	$17,346
3/31/2023	$18,962	$21,965	$16,918
4/30/2023	$18,870	$22,199	$16,722
5/31/2023	$18,407	$22,285	$16,725
6/30/2023	$19,765	$23,807	$18,112
7/31/2023	$20,507	$24,661	$18,958
8/31/2023	$20,383	$24,185	$17,972
9/30/2023	$18,993	$23,032	$16,786
10/31/2023	$17,634	$22,422	$15,492
11/30/2023	$19,148	$24,513	$16,902
12/31/2023	$20,737	$25,813	$18,926
1/31/2024	$20,123	$26,099	$18,319
2/29/2024	$21,577	$27,512	$19,807
3/31/2024	$22,126	$28,399	$20,361
4/30/2024	$20,575	$27,150	$18,793
5/31/2024	$21,092	$28,432	$19,799
6/30/2024	$21,157	$29,313	$19,766
7/31/2024	$22,158	$29,857	$21,385
8/31/2024	$21,480	$30,507	$21,148
9/30/2024	$21,544	$31,138	$21,429
10/31/2024	$20,931	$30,910	$21,144
11/30/2024	$23,870	$32,966	$23,737
12/31/2024	$22,018	$31,958	$21,794
1/31/2025	$22,966	$32,967	$22,483
2/28/2025	$21,399	$32,336	$20,961
3/31/2025	$19,940	$30,449	$19,371
4/30/2025	$19,904	$30,245	$19,247
5/31/2025	$20,414	$32,162	$20,483
6/30/2025	$20,706	$33,796	$21,689
7/31/2025	$21,216	$34,540	$22,059
8/31/2025	$21,617	$35,340	$23,363
9/30/2025	$21,326	$36,559	$24,334
10/31/2025	$21,654	$37,343	$25,121

Average Annual Total Returns

I4CI8	1 Year	5 Years	10 Years
Class I	3.45%	5.24%	8.03%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I

Annual Shareholder Report

Transamerica Small Cap Growth

Class I2

TSPIX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$102	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 3.50%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 2000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,139	$10,055	$10,366
12/31/2015	$9,725	$9,849	$9,872
1/31/2016	$9,079	$9,293	$8,802
2/29/2016	$9,121	$9,290	$8,740
3/31/2016	$9,683	$9,944	$9,410
4/30/2016	$9,909	$10,006	$9,504
5/31/2016	$10,161	$10,185	$9,760
6/30/2016	$10,287	$10,206	$9,715
7/31/2016	$10,765	$10,611	$10,350
8/31/2016	$10,858	$10,638	$10,460
9/30/2016	$10,967	$10,655	$10,610
10/31/2016	$10,371	$10,424	$9,951
11/30/2016	$11,386	$10,891	$10,841
12/31/2016	$11,633	$11,103	$10,989
1/31/2017	$11,743	$11,312	$11,168
2/28/2017	$11,908	$11,733	$11,442
3/31/2017	$12,164	$11,741	$11,577
4/30/2017	$12,237	$11,865	$11,790
5/31/2017	$12,292	$11,987	$11,683
6/30/2017	$12,493	$12,095	$12,085
7/31/2017	$12,456	$12,323	$12,188
8/31/2017	$12,219	$12,347	$12,174
10/31/2017	$13,133	$12,924	$13,036
11/30/2017	$13,426	$13,316	$13,410
12/31/2017	$13,455	$13,450	$13,425
1/31/2018	$13,637	$14,158	$13,949
2/28/2018	$13,213	$13,637	$13,551
3/31/2018	$13,556	$13,363	$13,734
4/30/2018	$13,697	$13,414	$13,747
5/31/2018	$14,444	$13,792	$14,613
6/30/2018	$14,726	$13,883	$14,727
7/31/2018	$14,988	$14,343	$14,980
8/31/2018	$15,815	$14,847	$15,913
9/30/2018	$15,573	$14,871	$15,541
10/31/2018	$13,798	$13,776	$13,574
11/30/2018	$14,202	$14,052	$13,787
12/31/2018	$12,454	$12,745	$12,176
1/31/2019	$13,963	$13,838	$13,582
2/28/2019	$14,571	$14,325	$14,459
3/31/2019	$14,301	$14,534	$14,263
4/30/2019	$15,067	$15,115	$14,697
5/31/2019	$14,414	$14,137	$13,607
6/30/2019	$15,382	$15,129	$14,655
7/31/2019	$15,900	$15,354	$14,798
8/31/2019	$15,292	$15,041	$14,160
9/30/2019	$15,112	$15,305	$14,044
10/31/2019	$15,382	$15,635	$14,443
11/30/2019	$15,968	$16,229	$15,293
12/31/2019	$16,151	$16,698	$15,644
1/31/2020	$16,415	$16,680	$15,471
2/29/2020	$15,380	$15,314	$14,354
3/31/2020	$12,588	$13,208	$11,613
4/30/2020	$14,321	$14,957	$13,343
5/31/2020	$15,886	$15,757	$14,604
6/30/2020	$16,175	$16,117	$15,165
7/31/2020	$17,330	$17,033	$15,686
8/31/2020	$17,836	$18,266	$16,606
9/30/2020	$17,113	$17,601	$16,250
10/31/2020	$16,897	$17,221	$16,374
11/30/2020	$19,256	$19,317	$19,261
12/31/2020	$21,365	$20,186	$21,061
1/31/2021	$21,287	$20,096	$22,077
2/28/2021	$22,772	$20,724	$22,806
3/31/2021	$22,512	$21,467	$22,088
4/30/2021	$23,580	$22,573	$22,570
5/31/2021	$22,825	$22,676	$21,925
6/30/2021	$24,075	$23,236	$22,954
7/31/2021	$24,466	$23,628	$22,118
8/31/2021	$24,987	$24,302	$22,520
9/30/2021	$23,919	$23,212	$21,656
10/31/2021	$25,743	$24,782	$22,670
11/30/2021	$24,648	$24,404	$21,563
12/31/2021	$25,198	$25,365	$21,659
1/31/2022	$21,856	$23,873	$18,756
2/28/2022	$21,216	$23,272	$18,837
3/31/2022	$20,868	$24,026	$18,924
4/30/2022	$18,572	$21,870	$16,602
5/31/2022	$18,397	$21,841	$16,288
6/30/2022	$17,642	$20,014	$15,280
7/31/2022	$19,211	$21,891	$16,991
8/31/2022	$18,717	$21,074	$16,831
9/30/2022	$17,177	$19,120	$15,317
10/31/2022	$18,048	$20,688	$16,771
11/30/2022	$18,484	$21,768	$17,044
12/31/2022	$17,435	$20,493	$15,950
1/31/2023	$19,009	$21,905	$17,536
2/28/2023	$19,009	$21,393	$17,346
3/31/2023	$19,100	$21,965	$16,918
4/30/2023	$19,040	$22,199	$16,722
5/31/2023	$18,555	$22,285	$16,725
6/30/2023	$19,948	$23,807	$18,112
7/31/2023	$20,674	$24,661	$18,958
8/31/2023	$20,553	$24,185	$17,972
9/30/2023	$19,161	$23,032	$16,786
10/31/2023	$17,799	$22,422	$15,492
11/30/2023	$19,312	$24,513	$16,902
12/31/2023	$20,932	$25,813	$18,926
1/31/2024	$20,299	$26,099	$18,319
2/29/2024	$21,785	$27,512	$19,807
3/31/2024	$22,323	$28,399	$20,361
4/30/2024	$20,742	$27,150	$18,793
5/31/2024	$21,311	$28,432	$19,799
6/30/2024	$21,343	$29,313	$19,766
7/31/2024	$22,386	$29,857	$21,385
8/31/2024	$21,690	$30,507	$21,148
9/30/2024	$21,754	$31,138	$21,429
10/31/2024	$21,153	$30,910	$21,144
11/30/2024	$24,125	$32,966	$23,737
12/31/2024	$22,250	$31,958	$21,794
1/31/2025	$23,209	$32,967	$22,483
2/28/2025	$21,645	$32,336	$20,961
3/31/2025	$20,153	$30,449	$19,371
4/30/2025	$20,117	$30,245	$19,247
5/31/2025	$20,650	$32,162	$20,483
6/30/2025	$20,935	$33,796	$21,689
7/31/2025	$21,468	$34,540	$22,059
8/31/2025	$21,859	$35,340	$23,363
9/30/2025	$21,574	$36,559	$24,334
10/31/2025	$21,894	$37,343	$25,121

Average Annual Total Returns

I4CI4	1 Year	5 Years	10 Years
Class I2	3.50%	5.32%	8.15%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I2

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I2

Annual Shareholder Report

Transamerica Small Cap Growth

Class I3

TSPTX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$102	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 3.51%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,450	$10,235	$10,316
7/31/2017	$10,621	$10,327	$10,671
8/31/2017	$10,590	$10,522	$10,762
9/30/2017	$10,373	$10,542	$10,750
10/31/2017	$11,165	$11,035	$11,511
11/30/2017	$11,398	$11,370	$11,841
12/31/2017	$11,438	$11,484	$11,855
1/31/2018	$11,592	$12,089	$12,317
2/28/2018	$11,232	$11,644	$11,966
3/31/2018	$11,524	$11,410	$12,127
4/30/2018	$11,643	$11,453	$12,139
5/31/2018	$12,277	$11,776	$12,903
6/30/2018	$12,534	$11,854	$13,004
7/31/2018	$12,739	$12,247	$13,228
8/31/2018	$13,458	$12,677	$14,051
9/30/2018	$13,236	$12,698	$13,723
10/31/2018	$11,712	$11,763	$11,986
11/30/2018	$12,054	$11,999	$12,174
12/31/2018	$10,571	$10,882	$10,751
1/31/2019	$11,852	$11,816	$11,993
2/28/2019	$12,368	$12,231	$12,767
3/31/2019	$12,139	$12,410	$12,594
4/30/2019	$12,789	$12,906	$12,978
5/31/2019	$12,215	$12,070	$12,015
6/30/2019	$13,056	$12,918	$12,941
7/31/2019	$13,496	$13,110	$13,067
8/31/2019	$12,980	$12,843	$12,503
9/30/2019	$12,827	$13,068	$12,401
10/31/2019	$13,056	$13,350	$12,753
11/30/2019	$13,553	$13,857	$13,504
12/31/2019	$13,709	$14,257	$13,814
1/31/2020	$13,913	$14,242	$13,661
2/29/2020	$13,055	$13,076	$12,675
3/31/2020	$10,685	$11,278	$10,254
4/30/2020	$12,156	$12,771	$11,782
5/31/2020	$13,484	$13,454	$12,895
6/30/2020	$13,729	$13,762	$13,391
7/31/2020	$14,689	$14,543	$13,851
8/31/2020	$15,118	$15,597	$14,663
9/30/2020	$14,506	$15,029	$14,349
10/31/2020	$14,322	$14,704	$14,458
11/30/2020	$16,324	$16,493	$17,008
12/31/2020	$18,135	$17,235	$18,597
1/31/2021	$18,069	$17,159	$19,494
2/28/2021	$19,329	$17,695	$20,138
3/31/2021	$19,108	$18,329	$19,504
4/30/2021	$20,015	$19,274	$19,929
5/31/2021	$19,351	$19,362	$19,360
6/30/2021	$20,413	$19,840	$20,268
7/31/2021	$20,745	$20,175	$19,530
8/31/2021	$21,187	$20,750	$19,885
9/30/2021	$20,302	$19,819	$19,123
10/31/2021	$21,828	$21,160	$20,018
11/30/2021	$20,899	$20,838	$19,040
12/31/2021	$21,366	$21,658	$19,125
1/31/2022	$18,529	$20,384	$16,561
2/28/2022	$17,986	$19,870	$16,634
3/31/2022	$17,715	$20,515	$16,710
4/30/2022	$15,741	$18,674	$14,660
5/31/2022	$15,593	$18,649	$14,383
6/30/2022	$14,976	$17,089	$13,492
7/31/2022	$16,284	$18,692	$15,003
8/31/2022	$15,864	$17,994	$14,862
9/30/2022	$14,557	$16,326	$13,525
10/31/2022	$15,321	$17,665	$14,809
11/30/2022	$15,667	$18,587	$15,050
12/31/2022	$14,775	$17,498	$14,084
1/31/2023	$16,137	$18,703	$15,485
2/28/2023	$16,137	$18,266	$15,317
3/31/2023	$16,214	$18,755	$14,939
4/30/2023	$16,137	$18,955	$14,766
5/31/2023	$15,726	$19,028	$14,768
6/30/2023	$16,908	$20,328	$15,993
7/31/2023	$17,550	$21,056	$16,740
8/31/2023	$17,448	$20,650	$15,869
9/30/2023	$16,240	$19,666	$14,822
10/31/2023	$15,109	$19,145	$13,679
11/30/2023	$16,368	$20,930	$14,925
12/31/2023	$17,742	$22,040	$16,712
1/31/2024	$17,232	$22,285	$16,176
2/29/2024	$18,467	$23,491	$17,490
3/31/2024	$18,950	$24,249	$17,979
4/30/2024	$17,608	$23,182	$16,594
5/31/2024	$18,064	$24,277	$17,483
6/30/2024	$18,118	$25,028	$17,454
7/31/2024	$18,977	$25,494	$18,883
8/31/2024	$18,386	$26,049	$18,674
9/30/2024	$18,440	$26,587	$18,922
10/31/2024	$17,930	$26,392	$18,671
11/30/2024	$20,453	$28,148	$20,960
12/31/2024	$18,831	$27,288	$19,244
1/31/2025	$19,676	$28,149	$19,853
2/28/2025	$18,318	$27,610	$18,509
3/31/2025	$17,081	$25,999	$17,105
4/30/2025	$17,050	$25,825	$16,996
5/31/2025	$17,503	$27,462	$18,087
6/30/2025	$17,744	$28,857	$19,152
7/31/2025	$18,167	$29,492	$19,478
8/31/2025	$18,529	$30,175	$20,630
9/30/2025	$18,288	$31,216	$21,487
10/31/2025	$18,559	$31,885	$22,182

Average Annual Total Returns

I4CID	1 Year	5 Years	Since Inception 3/10/17
Class I3	3.51%	5.32%	7.41%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class I3

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class I3

Annual Shareholder Report

Transamerica Small Cap Growth

Class R

TSPRX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$152	1.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 3.18%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,419	$10,235	$10,316
7/31/2017	$10,590	$10,327	$10,671
8/31/2017	$10,559	$10,522	$10,762
9/30/2017	$10,342	$10,542	$10,750
10/31/2017	$11,118	$11,035	$11,511
11/30/2017	$11,351	$11,370	$11,841
12/31/2017	$11,376	$11,484	$11,855
1/31/2018	$11,530	$12,089	$12,317
2/28/2018	$11,170	$11,644	$11,966
3/31/2018	$11,444	$11,410	$12,127
4/30/2018	$11,564	$11,453	$12,139
5/31/2018	$12,181	$11,776	$12,903
6/30/2018	$12,421	$11,854	$13,004
7/31/2018	$12,627	$12,247	$13,228
8/31/2018	$13,312	$12,677	$14,051
9/30/2018	$13,106	$12,698	$13,723
10/31/2018	$11,616	$11,763	$11,986
11/30/2018	$11,958	$11,999	$12,174
12/31/2018	$10,474	$10,882	$10,751
1/31/2019	$11,738	$11,816	$11,993
2/28/2019	$12,255	$12,231	$12,767
3/31/2019	$12,006	$12,410	$12,594
4/30/2019	$12,638	$12,906	$12,978
5/31/2019	$12,083	$12,070	$12,015
6/30/2019	$12,906	$12,918	$12,941
7/31/2019	$13,328	$13,110	$13,067
8/31/2019	$12,811	$12,843	$12,503
9/30/2019	$12,657	$13,068	$12,401
10/31/2019	$12,868	$13,350	$12,753
11/30/2019	$13,366	$13,857	$13,504
12/31/2019	$13,522	$14,257	$13,814
1/31/2020	$13,706	$14,242	$13,661
2/29/2020	$12,866	$13,076	$12,675
3/31/2020	$10,531	$11,278	$10,254
4/30/2020	$11,965	$12,771	$11,782
5/31/2020	$13,276	$13,454	$12,895
6/30/2020	$13,501	$13,762	$13,391
7/31/2020	$14,444	$14,543	$13,851
8/31/2020	$14,874	$15,597	$14,663
9/30/2020	$14,259	$15,029	$14,349
10/31/2020	$14,075	$14,704	$14,458
11/30/2020	$16,042	$16,493	$17,008
12/31/2020	$17,797	$17,235	$18,597
1/31/2021	$17,708	$17,159	$19,494
2/28/2021	$18,953	$17,695	$20,138
3/31/2021	$18,730	$18,329	$19,504
4/30/2021	$19,597	$19,274	$19,929
5/31/2021	$18,975	$19,362	$19,360
6/30/2021	$19,997	$19,840	$20,268
7/31/2021	$20,308	$20,175	$19,530
8/31/2021	$20,730	$20,750	$19,885
9/30/2021	$19,841	$19,819	$19,123
10/31/2021	$21,330	$21,160	$20,018
11/30/2021	$20,441	$20,838	$19,040
12/31/2021	$20,865	$21,658	$19,125
1/31/2022	$18,080	$20,384	$16,561
2/28/2022	$17,557	$19,870	$16,634
3/31/2022	$17,284	$20,515	$16,710
4/30/2022	$15,344	$18,674	$14,660
5/31/2022	$15,220	$18,649	$14,383
6/30/2022	$14,598	$17,089	$13,492
7/31/2022	$15,866	$18,692	$15,003
8/31/2022	$15,444	$17,994	$14,862
9/30/2022	$14,175	$16,326	$13,525
10/31/2022	$14,896	$17,665	$14,809
11/30/2022	$15,245	$18,587	$15,050
12/31/2022	$14,372	$17,498	$14,084
1/31/2023	$15,669	$18,703	$15,485
2/28/2023	$15,669	$18,266	$15,317
3/31/2023	$15,721	$18,755	$14,939
4/30/2023	$15,669	$18,955	$14,766
5/31/2023	$15,254	$19,028	$14,768
6/30/2023	$16,395	$20,328	$15,993
7/31/2023	$16,992	$21,056	$16,740
8/31/2023	$16,888	$20,650	$15,869
9/30/2023	$15,721	$19,666	$14,822
10/31/2023	$14,605	$19,145	$13,679
11/30/2023	$15,850	$20,930	$14,925
12/31/2023	$17,159	$22,040	$16,712
1/31/2024	$16,643	$22,285	$16,176
2/29/2024	$17,838	$23,491	$17,490
3/31/2024	$18,299	$24,249	$17,979
4/30/2024	$16,996	$23,182	$16,594
5/31/2024	$17,431	$24,277	$17,483
6/30/2024	$17,458	$25,028	$17,454
7/31/2024	$18,299	$25,494	$18,883
8/31/2024	$17,729	$26,049	$18,674
9/30/2024	$17,756	$26,587	$18,922
10/31/2024	$17,268	$26,392	$18,671
11/30/2024	$19,684	$28,148	$20,960
12/31/2024	$18,155	$27,288	$19,244
1/31/2025	$18,923	$28,149	$19,853
2/28/2025	$17,632	$27,610	$18,509
3/31/2025	$16,434	$25,999	$17,105
4/30/2025	$16,373	$25,825	$16,996
5/31/2025	$16,803	$27,462	$18,087
6/30/2025	$17,049	$28,857	$19,152
7/31/2025	$17,448	$29,492	$19,478
8/31/2025	$17,755	$30,175	$20,630
9/30/2025	$17,510	$31,216	$21,487
10/31/2025	$17,786	$31,885	$22,182

Average Annual Total Returns

I4CI5	1 Year	5 Years	Since Inception 3/10/17
Class R	3.18%	4.83%	6.91%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R

Annual Shareholder Report

Transamerica Small Cap Growth

Class R4

TSPFX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 3.55%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
4/30/2017	$10,326	$10,025	$10,223
5/31/2017	$10,388	$10,131	$10,411
6/30/2017	$10,435	$10,235	$10,316
7/31/2017	$10,606	$10,327	$10,671
8/31/2017	$10,575	$10,522	$10,762
9/30/2017	$10,373	$10,542	$10,750
10/31/2017	$11,149	$11,035	$11,511
11/30/2017	$11,382	$11,370	$11,841
12/31/2017	$11,405	$11,484	$11,855
1/31/2018	$11,559	$12,089	$12,317
2/28/2018	$11,200	$11,644	$11,966
3/31/2018	$11,491	$11,410	$12,127
4/30/2018	$11,611	$11,453	$12,139
5/31/2018	$12,244	$11,776	$12,903
6/30/2018	$12,484	$11,854	$13,004
7/31/2018	$12,707	$12,247	$13,228
8/31/2018	$13,392	$12,677	$14,051
9/30/2018	$13,186	$12,698	$13,723
10/31/2018	$11,662	$11,763	$11,986
11/30/2018	$12,005	$11,999	$12,174
12/31/2018	$10,521	$10,882	$10,751
1/31/2019	$11,784	$11,816	$11,993
2/28/2019	$12,300	$12,231	$12,767
3/31/2019	$12,109	$12,410	$12,594
4/30/2019	$12,740	$12,906	$12,978
5/31/2019	$12,186	$12,070	$12,015
6/30/2019	$13,008	$12,918	$12,941
7/31/2019	$13,448	$13,110	$13,067
8/31/2019	$12,932	$12,843	$12,503
9/30/2019	$12,779	$13,068	$12,401
10/31/2019	$13,008	$13,350	$12,753
11/30/2019	$13,506	$13,857	$13,504
12/31/2019	$13,661	$14,257	$13,814
1/31/2020	$13,866	$14,242	$13,661
2/29/2020	$13,007	$13,076	$12,675
3/31/2020	$10,655	$11,278	$10,254
4/30/2020	$12,107	$12,771	$11,782
5/31/2020	$13,436	$13,454	$12,895
6/30/2020	$13,682	$13,762	$13,391
7/31/2020	$14,643	$14,543	$13,851
8/31/2020	$15,072	$15,597	$14,663
9/30/2020	$14,459	$15,029	$14,349
10/31/2020	$14,275	$14,704	$14,458
11/30/2020	$16,258	$16,493	$17,008
12/31/2020	$18,051	$17,235	$18,597
1/31/2021	$17,985	$17,159	$19,494
2/28/2021	$19,225	$17,695	$20,138
3/31/2021	$19,004	$18,329	$19,504
4/30/2021	$19,912	$19,274	$19,929
5/31/2021	$19,269	$19,362	$19,360
6/30/2021	$20,310	$19,840	$20,268
7/31/2021	$20,643	$20,175	$19,530
8/31/2021	$21,086	$20,750	$19,885
9/30/2021	$20,177	$19,819	$19,123
10/31/2021	$21,706	$21,160	$20,018
11/30/2021	$20,798	$20,838	$19,040
12/31/2021	$21,243	$21,658	$19,125
1/31/2022	$18,424	$20,384	$16,561
2/28/2022	$17,880	$19,870	$16,634
3/31/2022	$17,583	$20,515	$16,710
4/30/2022	$15,654	$18,674	$14,660
5/31/2022	$15,506	$18,649	$14,383
6/30/2022	$14,863	$17,089	$13,492
7/31/2022	$16,174	$18,692	$15,003
8/31/2022	$15,753	$17,994	$14,862
9/30/2022	$14,467	$16,326	$13,525
10/31/2022	$15,209	$17,665	$14,809
11/30/2022	$15,555	$18,587	$15,050
12/31/2022	$14,687	$17,498	$14,084
1/31/2023	$16,027	$18,703	$15,485
2/28/2023	$16,002	$18,266	$15,317
3/31/2023	$16,079	$18,755	$14,939
4/30/2023	$16,027	$18,955	$14,766
5/31/2023	$15,615	$19,028	$14,768
6/30/2023	$16,775	$20,328	$15,993
7/31/2023	$17,393	$21,056	$16,740
8/31/2023	$17,290	$20,650	$15,869
9/30/2023	$16,105	$19,666	$14,822
10/31/2023	$14,971	$19,145	$13,679
11/30/2023	$16,233	$20,930	$14,925
12/31/2023	$17,585	$22,040	$16,712
1/31/2024	$17,073	$22,285	$16,176
2/29/2024	$18,312	$23,491	$17,490
3/31/2024	$18,770	$24,249	$17,979
4/30/2024	$17,450	$23,182	$16,594
5/31/2024	$17,908	$24,277	$17,483
6/30/2024	$17,935	$25,028	$17,454
7/31/2024	$18,797	$25,494	$18,883
8/31/2024	$18,204	$26,049	$18,674
9/30/2024	$18,258	$26,587	$18,922
10/31/2024	$17,747	$26,392	$18,671
11/30/2024	$20,251	$28,148	$20,960
12/31/2024	$18,650	$27,288	$19,244
1/31/2025	$19,469	$28,149	$19,853
2/28/2025	$18,165	$27,610	$18,509
3/31/2025	$16,922	$25,999	$17,105
4/30/2025	$16,861	$25,825	$16,996
5/31/2025	$17,316	$27,462	$18,087
6/30/2025	$17,559	$28,857	$19,152
7/31/2025	$17,983	$29,492	$19,478
8/31/2025	$18,317	$30,175	$20,630
9/30/2025	$18,074	$31,216	$21,487
10/31/2025	$18,377	$31,885	$22,182

Average Annual Total Returns

I4CIE	1 Year	5 Years	Since Inception 3/10/17
Class R4	3.55%	5.18%	7.29%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.35%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	9.65%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R4

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R4

Annual Shareholder Report

Transamerica Small Cap Growth

Class R6

RTSGX

October 31, 2025

Fund Overview

Transamerica Small Cap Growth (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 3.50%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Growth Index, returned 18.81% over the same period.

  The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  Entering the fiscal year in November 2024, the election and uncertainty about changing fiscal policy led to a period of volatility and market weakness. April’s ‘Liberation Day’ tariff news punctuated the market concerns surrounding fiscal policy and accelerated the market decline. The Administration’s pause in the proposed tariff increases and signal of willingness to negotiate led to a sharp market recovery where the peak-to-trough decline in market volatility was the largest since the COVID-19 pandemic. The months since have seen a soaring of risk appetite supported by expectations of monetary easing, reflected in persistently low volatility and credit spreads.

  The Fund’s period of underperformance witnessed the rare occurrence of the S&P 500 High Beta Index outperforming the Low Beta Index by a magnitude breaching the 99th percentile. This level of risk has only happened once before in the Fund’s history, last occurring during the liquidity driven environment post-COVID. As a result, the Russell 2000® Growth Index saw extreme outperformance by the highest beta, highest valuation and highest momentum stocks, many of which are thematic in nature – AI, quantum computing, nuclear. Strikingly during this period, 17 of the 50 largest contributors to the index did not even have earnings. Index factor analysis showed dramatic outperformance by non-earners which returned more than twice that of the companies with earnings.

  The Fund’s underperformance during the fiscal year was primarily driven by weak stock selection decisions within industrials, technology and consumer discretionary, while stock selection decisions within healthcare and real estate helped relative performance. Sector allocation decisions also detracted from results during the period.

  The largest detractor during the fiscal year was Saia, a non-union, less-than-truckload (LTL) freight company. Earnings disappointed as the company did not experience its typical seasonal pick-up while facing macro and tariff uncertainties.

  Pegasystems was the largest contributor during the fiscal year. The company’s cloud-based enterprise platform helps organizations operate more efficiently by automating tasks and optimizing processes. It exhibited strong fundamental momentum and strong free cash flow generation.

  The views expressed reflect the opinions of Ranger Investment Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Growth

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,142	$10,007	$10,092
8/31/2016	$10,229	$10,033	$10,199
9/30/2016	$10,332	$10,049	$10,346
10/31/2016	$9,771	$9,831	$9,703
11/30/2016	$10,735	$10,271	$10,571
12/31/2016	$10,960	$10,472	$10,715
1/31/2017	$11,063	$10,669	$10,889
2/28/2017	$11,219	$11,065	$11,156
3/31/2017	$11,460	$11,073	$11,288
4/30/2017	$11,529	$11,190	$11,496
5/31/2017	$11,580	$11,305	$11,392
6/30/2017	$11,770	$11,407	$11,784
7/31/2017	$11,753	$11,622	$11,884
8/31/2017	$11,512	$11,644	$11,870
9/30/2017	$12,132	$11,928	$12,516
10/31/2017	$12,373	$12,189	$12,710
11/30/2017	$12,649	$12,559	$13,075
12/31/2017	$12,677	$12,684	$13,090
1/31/2018	$12,848	$13,353	$13,601
2/28/2018	$12,449	$12,861	$13,213
3/31/2018	$12,772	$12,602	$13,391
4/30/2018	$12,905	$12,650	$13,404
5/31/2018	$13,608	$13,007	$14,248
6/30/2018	$13,893	$13,093	$14,360
7/31/2018	$14,121	$13,527	$14,607
8/31/2018	$14,900	$14,002	$15,516
9/30/2018	$14,672	$14,025	$15,153
10/31/2018	$13,000	$12,993	$13,236
11/30/2018	$13,380	$13,253	$13,443
12/31/2018	$11,733	$12,019	$11,872
1/31/2019	$13,155	$13,051	$13,243
2/28/2019	$13,728	$13,510	$14,098
3/31/2019	$13,473	$13,707	$13,907
4/30/2019	$14,195	$14,255	$14,331
5/31/2019	$13,558	$13,332	$13,268
6/30/2019	$14,492	$14,269	$14,289
7/31/2019	$14,980	$14,481	$14,429
8/31/2019	$14,407	$14,185	$13,806
9/30/2019	$14,237	$14,434	$13,693
10/31/2019	$14,492	$14,745	$14,083
11/30/2019	$15,043	$15,306	$14,912
12/31/2019	$15,216	$15,748	$15,253
1/31/2020	$15,443	$15,730	$15,085
2/29/2020	$14,490	$14,443	$13,996
3/31/2020	$11,860	$12,456	$11,323
4/30/2020	$13,493	$14,106	$13,010
5/31/2020	$14,967	$14,861	$14,239
6/30/2020	$15,239	$15,200	$14,787
7/31/2020	$16,304	$16,063	$15,295
8/31/2020	$16,803	$17,227	$16,192
9/30/2020	$16,100	$16,600	$15,845
10/31/2020	$15,896	$16,242	$15,965
11/30/2020	$18,141	$18,217	$18,781
12/31/2020	$20,129	$19,037	$20,536
1/31/2021	$20,055	$18,952	$21,526
2/28/2021	$21,455	$19,545	$22,237
3/31/2021	$21,209	$20,245	$21,537
4/30/2021	$22,216	$21,289	$22,007
5/31/2021	$21,504	$21,386	$21,378
6/30/2021	$22,682	$21,913	$22,381
7/31/2021	$23,026	$22,284	$21,566
8/31/2021	$23,541	$22,919	$21,958
9/30/2021	$22,535	$21,891	$21,116
10/31/2021	$24,228	$23,371	$22,105
11/30/2021	$23,222	$23,016	$21,025
12/31/2021	$23,712	$23,922	$21,118
1/31/2022	$20,564	$22,515	$18,288
2/28/2022	$19,961	$21,947	$18,368
3/31/2022	$19,660	$22,659	$18,451
4/30/2022	$17,497	$20,626	$16,188
5/31/2022	$17,333	$20,598	$15,882
6/30/2022	$16,621	$18,875	$14,899
7/31/2022	$18,072	$20,646	$16,567
8/31/2022	$17,634	$19,875	$16,411
9/30/2022	$16,183	$18,032	$14,935
10/31/2022	$17,004	$19,511	$16,352
11/30/2022	$17,415	$20,529	$16,619
12/31/2022	$16,426	$19,327	$15,552
1/31/2023	$17,909	$20,658	$17,099
2/28/2023	$17,909	$20,176	$16,914
3/31/2023	$17,995	$20,715	$16,496
4/30/2023	$17,909	$20,936	$16,305
5/31/2023	$17,482	$21,017	$16,308
6/30/2023	$18,765	$22,452	$17,660
7/31/2023	$19,478	$23,257	$18,485
8/31/2023	$19,364	$22,808	$17,523
9/30/2023	$18,023	$21,722	$16,367
10/31/2023	$16,769	$21,146	$15,105
11/30/2023	$18,194	$23,118	$16,480
12/31/2023	$19,720	$24,344	$18,454
1/31/2024	$19,124	$24,614	$17,862
2/29/2024	$20,524	$25,946	$19,313
3/31/2024	$21,031	$26,783	$19,853
4/30/2024	$19,541	$25,605	$18,324
5/31/2024	$20,048	$26,814	$19,305
6/30/2024	$20,107	$27,645	$19,273
7/31/2024	$21,061	$28,158	$20,851
8/31/2024	$20,405	$28,771	$20,620
9/30/2024	$20,495	$29,367	$20,894
10/31/2024	$19,929	$29,151	$20,617
11/30/2024	$22,699	$31,090	$23,145
12/31/2024	$20,929	$30,140	$21,250
1/31/2025	$21,866	$31,091	$21,922
2/28/2025	$20,393	$30,496	$20,438
3/31/2025	$18,986	$28,717	$18,888
4/30/2025	$18,953	$28,524	$18,767
5/31/2025	$19,455	$30,332	$19,972
6/30/2025	$19,723	$31,873	$21,148
7/31/2025	$20,225	$32,575	$21,508
8/31/2025	$20,594	$33,329	$22,781
9/30/2025	$20,326	$34,479	$23,727
10/31/2025	$20,627	$35,218	$24,495

Average Annual Total Returns

I4CIB	1 Year	5 Years	Since Inception 7/25/16
Class R6	3.50%	5.35%	8.12%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Growth IndexFootnote Reference(b)	18.81%	8.94%	10.15%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$81,978,684
Number of Portfolio Holdings	55
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$737,050

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Health Care	22.1
Information Technology	19.5
Consumer Discretionary	14.6
Energy	6.9
Financials	6.7
Consumer Staples	2.2
Real Estate	1.9
Utilities	0.9
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Growth

Class R6

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.8%
AAON, Inc.	3.5
Ligand Pharmaceuticals, Inc.	3.3
UL Solutions, Inc., Class A	2.7
Stevanato Group SpA	2.7
Casella Waste Systems, Inc., Class A	2.6
Appfolio, Inc., Class A	2.4
Lazard, Inc.	2.4
Medpace Holdings, Inc.	2.4
ADMA Biologics, Inc.	2.4

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Growth

Class R6

Annual Shareholder Report

Transamerica Small Cap Value

Class A

TSLAX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 4.65%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund at NAV underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$9,454	$10,000	$10,000
4/30/2017	$9,616	$10,119	$10,080
5/31/2017	$9,360	$10,222	$9,766
6/30/2017	$9,718	$10,315	$10,108
7/31/2017	$9,761	$10,509	$10,172
8/31/2017	$9,531	$10,529	$9,922
9/30/2017	$10,119	$10,786	$10,624
10/31/2017	$10,188	$11,021	$10,638
11/30/2017	$10,435	$11,356	$10,946
12/31/2017	$10,333	$11,470	$10,842
1/31/2018	$10,662	$12,074	$10,975
2/28/2018	$9,934	$11,629	$10,426
3/31/2018	$9,916	$11,396	$10,555
4/30/2018	$9,880	$11,439	$10,738
5/31/2018	$10,449	$11,762	$11,363
6/30/2018	$10,387	$11,839	$11,432
7/31/2018	$10,493	$12,232	$11,634
8/31/2018	$10,849	$12,661	$11,911
9/30/2018	$10,458	$12,682	$11,615
10/31/2018	$9,463	$11,748	$10,575
11/30/2018	$9,640	$11,984	$10,746
12/31/2018	$8,375	$10,868	$9,447
1/31/2019	$9,527	$11,801	$10,480
2/28/2019	$9,872	$12,216	$10,888
3/31/2019	$9,389	$12,395	$10,574
4/30/2019	$9,902	$12,890	$10,974
5/31/2019	$8,877	$12,056	$10,077
6/30/2019	$9,527	$12,902	$10,719
7/31/2019	$9,557	$13,094	$10,736
8/31/2019	$8,917	$12,827	$10,137
9/30/2019	$9,577	$13,052	$10,658
10/31/2019	$9,685	$13,333	$10,916
11/30/2019	$9,843	$13,840	$11,171
12/31/2019	$10,088	$14,240	$11,562
1/31/2020	$9,504	$14,224	$10,939
2/29/2020	$8,664	$13,060	$9,876
3/31/2020	$6,216	$11,264	$7,439
4/30/2020	$7,097	$12,755	$8,357
5/31/2020	$7,445	$13,438	$8,597
6/30/2020	$7,630	$13,745	$8,846
7/31/2020	$7,927	$14,525	$9,028
8/31/2020	$8,326	$15,577	$9,514
9/30/2020	$7,865	$15,010	$9,072
10/31/2020	$8,326	$14,686	$9,396
11/30/2020	$9,903	$16,473	$11,210
12/31/2020	$10,651	$17,214	$12,098
1/31/2021	$10,979	$17,137	$12,735
2/28/2021	$11,921	$17,673	$13,931
3/31/2021	$12,679	$18,307	$14,659
4/30/2021	$12,914	$19,250	$14,956
5/31/2021	$13,324	$19,338	$15,421
6/30/2021	$13,047	$19,815	$15,328
7/31/2021	$12,740	$20,150	$14,779
8/31/2021	$12,904	$20,725	$15,175
9/30/2021	$12,761	$19,795	$14,871
10/31/2021	$13,222	$21,133	$15,438
11/30/2021	$12,884	$20,812	$14,910
12/31/2021	$13,569	$21,631	$15,519
1/31/2022	$12,844	$20,359	$14,614
2/28/2022	$13,346	$19,846	$14,856
3/31/2022	$13,346	$20,490	$15,146
4/30/2022	$12,509	$18,651	$13,971
5/31/2022	$12,825	$18,626	$14,239
6/30/2022	$11,450	$17,068	$12,832
7/31/2022	$12,509	$18,669	$14,075
8/31/2022	$11,989	$17,972	$13,630
9/30/2022	$10,799	$16,306	$12,241
10/31/2022	$12,175	$17,643	$13,782
11/30/2022	$12,751	$18,564	$14,203
12/31/2022	$11,806	$17,477	$13,271
1/31/2023	$12,937	$18,680	$14,537
2/28/2023	$12,620	$18,244	$14,202
3/31/2023	$11,761	$18,731	$13,184
4/30/2023	$11,557	$18,931	$12,855
5/31/2023	$11,060	$19,005	$12,602
6/30/2023	$11,919	$20,302	$13,603
7/31/2023	$12,711	$21,030	$14,630
8/31/2023	$12,077	$20,624	$13,926
9/30/2023	$11,421	$19,642	$13,201
10/31/2023	$10,539	$19,121	$12,413
11/30/2023	$11,376	$20,904	$13,531
12/31/2023	$12,773	$22,013	$15,215
1/31/2024	$12,192	$22,257	$14,524
2/29/2024	$12,541	$23,462	$14,999
3/31/2024	$13,191	$24,219	$15,656
4/30/2024	$12,355	$23,153	$14,658
5/31/2024	$13,144	$24,247	$15,344
6/30/2024	$12,912	$24,997	$15,085
7/31/2024	$14,422	$25,462	$16,924
8/31/2024	$14,352	$26,016	$16,606
9/30/2024	$14,352	$26,555	$16,617
10/31/2024	$14,213	$26,360	$16,357
11/30/2024	$15,420	$28,113	$17,935
12/31/2024	$14,336	$27,254	$16,440
1/31/2025	$14,486	$28,114	$16,778
2/28/2025	$13,829	$27,575	$16,136
3/31/2025	$13,022	$25,967	$15,167
4/30/2025	$12,544	$25,793	$14,558
5/31/2025	$13,171	$27,428	$15,170
6/30/2025	$13,709	$28,821	$15,920
7/31/2025	$13,918	$29,456	$16,202
8/31/2025	$14,934	$30,137	$17,574
9/30/2025	$15,053	$31,177	$17,927
10/31/2025	$14,874	$31,846	$17,972

Average Annual Total Returns

I4CA1	1 Year	5 Years	Since Inception 4/21/17
Class A with Load	(1.16%)	11.05%	4.76%
Class A	4.65%	12.30%	5.46%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class A

Annual Shareholder Report

Transamerica Small Cap Value

Class C

TSLCX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 3.52%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund at NAV underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,172	$10,119	$10,080
6/30/2017	$9,891	$10,222	$9,766
7/31/2017	$10,263	$10,315	$10,108
8/31/2017	$10,299	$10,509	$10,172
9/30/2017	$10,054	$10,529	$9,922
10/31/2017	$10,734	$11,021	$10,638
11/30/2017	$10,987	$11,356	$10,946
12/31/2017	$10,869	$11,470	$10,842
1/31/2018	$11,217	$12,074	$10,975
2/28/2018	$10,435	$11,629	$10,426
3/31/2018	$10,416	$11,396	$10,555
4/30/2018	$10,369	$11,439	$10,738
5/31/2018	$10,963	$11,762	$11,363
6/30/2018	$10,887	$11,839	$11,432
7/31/2018	$11,001	$12,232	$11,634
8/31/2018	$11,359	$12,661	$11,911
9/30/2018	$10,944	$12,682	$11,615
10/31/2018	$9,888	$11,748	$10,575
11/30/2018	$10,077	$11,984	$10,746
12/31/2018	$8,745	$10,868	$9,447
1/31/2019	$9,941	$11,801	$10,480
2/28/2019	$10,295	$12,216	$10,888
3/31/2019	$9,796	$12,395	$10,574
4/30/2019	$10,315	$12,890	$10,974
5/31/2019	$9,255	$12,056	$10,077
6/30/2019	$9,910	$12,902	$10,719
7/31/2019	$9,941	$13,094	$10,736
8/31/2019	$9,265	$12,827	$10,137
9/30/2019	$9,952	$13,052	$10,658
10/31/2019	$10,056	$13,333	$10,916
11/30/2019	$10,222	$13,840	$11,171
12/31/2019	$10,460	$14,240	$11,562
1/31/2020	$9,848	$14,224	$10,939
2/29/2020	$8,978	$13,060	$9,876
3/31/2020	$6,433	$11,264	$7,439
4/30/2020	$7,346	$12,755	$8,357
5/31/2020	$7,689	$13,438	$8,597
6/30/2020	$7,883	$13,745	$8,846
7/31/2020	$8,194	$14,525	$9,028
8/31/2020	$8,592	$15,577	$9,514
9/30/2020	$8,119	$15,010	$9,072
10/31/2020	$8,581	$14,686	$9,396
11/30/2020	$10,192	$16,473	$11,210
12/31/2020	$10,965	$17,214	$12,098
1/31/2021	$11,298	$17,137	$12,735
2/28/2021	$12,265	$17,673	$13,931
3/31/2021	$13,038	$18,307	$14,659
4/30/2021	$13,263	$19,250	$14,956
5/31/2021	$13,671	$19,338	$15,421
6/30/2021	$13,392	$19,815	$15,328
7/31/2021	$13,059	$20,150	$14,779
8/31/2021	$13,220	$20,725	$15,175
9/30/2021	$13,059	$19,795	$14,871
10/31/2021	$13,532	$21,133	$15,438
11/30/2021	$13,188	$20,812	$14,910
12/31/2021	$13,873	$21,631	$15,519
1/31/2022	$13,122	$20,359	$14,614
2/28/2022	$13,636	$19,846	$14,856
3/31/2022	$13,616	$20,490	$15,146
4/30/2022	$12,747	$18,651	$13,971
5/31/2022	$13,063	$18,626	$14,239
6/30/2022	$11,660	$17,068	$12,832
7/31/2022	$12,786	$18,669	$14,075
8/31/2022	$12,253	$17,972	$13,630
9/30/2022	$11,028	$16,306	$12,241
10/31/2022	$12,411	$17,643	$13,782
11/30/2022	$13,004	$18,564	$14,203
12/31/2022	$12,027	$17,477	$13,271
1/31/2023	$13,186	$18,680	$14,537
2/28/2023	$12,848	$18,244	$14,202
3/31/2023	$11,955	$18,731	$13,184
4/30/2023	$11,737	$18,931	$12,855
5/31/2023	$11,230	$19,005	$12,602
6/30/2023	$12,100	$20,302	$13,603
7/31/2023	$12,897	$21,030	$14,630
8/31/2023	$12,245	$20,624	$13,926
9/30/2023	$11,592	$19,642	$13,201
10/31/2023	$10,675	$19,121	$12,413
11/30/2023	$11,520	$20,904	$13,531
12/31/2023	$12,918	$22,013	$15,215
1/31/2024	$12,327	$22,257	$14,524
2/29/2024	$12,672	$23,462	$14,999
3/31/2024	$13,337	$24,219	$15,656
4/30/2024	$12,450	$23,153	$14,658
5/31/2024	$13,263	$24,247	$15,344
6/30/2024	$13,017	$24,997	$15,085
7/31/2024	$14,521	$25,462	$16,924
8/31/2024	$14,447	$26,016	$16,606
9/30/2024	$14,447	$26,555	$16,617
10/31/2024	$14,299	$26,360	$16,357
11/30/2024	$15,482	$28,113	$17,935
12/31/2024	$14,387	$27,254	$16,440
1/31/2025	$14,546	$28,114	$16,778
2/28/2025	$13,843	$27,575	$16,136
3/31/2025	$13,044	$25,967	$15,167
4/30/2025	$12,564	$25,793	$14,558
5/31/2025	$13,204	$27,428	$15,170
6/30/2025	$13,715	$28,821	$15,920
7/31/2025	$13,907	$29,456	$16,202
8/31/2025	$14,930	$30,137	$17,574
9/30/2025	$15,026	$31,177	$17,927
10/31/2025	$14,802	$31,846	$17,972

Average Annual Total Returns

I4CA3	1 Year	5 Years	Since Inception 4/21/17
Class C with Load	2.72%	11.52%	4.70%
Class C	3.52%	11.52%	4.70%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class C

Annual Shareholder Report

Transamerica Small Cap Value

Class I

TSLIX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 4.71%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,170	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,090	$10,529	$9,922
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,049	$11,356	$10,946
12/31/2017	$10,948	$11,470	$10,842
1/31/2018	$11,304	$12,074	$10,975
2/28/2018	$10,526	$11,629	$10,426
3/31/2018	$10,508	$11,396	$10,555
4/30/2018	$10,480	$11,439	$10,738
5/31/2018	$11,088	$11,762	$11,363
6/30/2018	$11,023	$11,839	$11,432
7/31/2018	$11,145	$12,232	$11,634
8/31/2018	$11,519	$12,661	$11,911
9/30/2018	$11,098	$12,682	$11,615
10/31/2018	$10,049	$11,748	$10,575
11/30/2018	$10,255	$11,984	$10,746
12/31/2018	$8,909	$10,868	$9,447
1/31/2019	$10,137	$11,801	$10,480
2/28/2019	$10,502	$12,216	$10,888
3/31/2019	$10,002	$12,395	$10,574
4/30/2019	$10,543	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,148	$12,902	$10,719
7/31/2019	$10,189	$13,094	$10,736
8/31/2019	$9,502	$12,827	$10,137
9/30/2019	$10,210	$13,052	$10,658
10/31/2019	$10,335	$13,333	$10,916
11/30/2019	$10,502	$13,840	$11,171
12/31/2019	$10,766	$14,240	$11,562
1/31/2020	$10,148	$14,224	$10,939
2/29/2020	$9,248	$13,060	$9,876
3/31/2020	$6,646	$11,264	$7,439
4/30/2020	$7,579	$12,755	$8,357
5/31/2020	$7,947	$13,438	$8,597
6/30/2020	$8,153	$13,745	$8,846
7/31/2020	$8,478	$14,525	$9,028
8/31/2020	$8,901	$15,577	$9,514
9/30/2020	$8,413	$15,010	$9,072
10/31/2020	$8,912	$14,686	$9,396
11/30/2020	$10,593	$16,473	$11,210
12/31/2020	$11,403	$17,214	$12,098
1/31/2021	$11,761	$17,137	$12,735
2/28/2021	$12,771	$17,673	$13,931
3/31/2021	$13,585	$18,307	$14,659
4/30/2021	$13,835	$19,250	$14,956
5/31/2021	$14,280	$19,338	$15,421
6/30/2021	$13,987	$19,815	$15,328
7/31/2021	$13,661	$20,150	$14,779
8/31/2021	$13,846	$20,725	$15,175
9/30/2021	$13,683	$19,795	$14,871
10/31/2021	$14,183	$21,133	$15,438
11/30/2021	$13,835	$20,812	$14,910
12/31/2021	$14,579	$21,631	$15,519
1/31/2022	$13,794	$20,359	$14,614
2/28/2022	$14,343	$19,846	$14,856
3/31/2022	$14,343	$20,490	$15,146
4/30/2022	$13,441	$18,651	$13,971
5/31/2022	$13,774	$18,626	$14,239
6/30/2022	$12,303	$17,068	$12,832
7/31/2022	$13,441	$18,669	$14,075
8/31/2022	$12,891	$17,972	$13,630
9/30/2022	$11,616	$16,306	$12,241
10/31/2022	$13,088	$17,643	$13,782
11/30/2022	$13,715	$18,564	$14,203
12/31/2022	$12,709	$17,477	$13,271
1/31/2023	$13,925	$18,680	$14,537
2/28/2023	$13,591	$18,244	$14,202
3/31/2023	$12,661	$18,731	$13,184
4/30/2023	$12,447	$18,931	$12,855
5/31/2023	$11,922	$19,005	$12,602
6/30/2023	$12,828	$20,302	$13,603
7/31/2023	$13,710	$21,030	$14,630
8/31/2023	$13,019	$20,624	$13,926
9/30/2023	$12,327	$19,642	$13,201
10/31/2023	$11,374	$19,121	$12,413
11/30/2023	$12,280	$20,904	$13,531
12/31/2023	$13,782	$22,013	$15,215
1/31/2024	$13,162	$22,257	$14,524
2/29/2024	$13,543	$23,462	$14,999
3/31/2024	$14,259	$24,219	$15,656
4/30/2024	$13,329	$23,153	$14,658
5/31/2024	$14,211	$24,247	$15,344
6/30/2024	$13,949	$24,997	$15,085
7/31/2024	$15,570	$25,462	$16,924
8/31/2024	$15,523	$26,016	$16,606
9/30/2024	$15,523	$26,555	$16,617
10/31/2024	$15,379	$26,360	$16,357
11/30/2024	$16,691	$28,113	$17,935
12/31/2024	$15,528	$27,254	$16,440
1/31/2025	$15,680	$28,114	$16,778
2/28/2025	$14,952	$27,575	$16,136
3/31/2025	$14,103	$25,967	$15,167
4/30/2025	$13,587	$25,793	$14,558
5/31/2025	$14,285	$27,428	$15,170
6/30/2025	$14,861	$28,821	$15,920
7/31/2025	$15,073	$29,456	$16,202
8/31/2025	$16,195	$30,137	$17,574
9/30/2025	$16,317	$31,177	$17,927
10/31/2025	$16,104	$31,846	$17,972

Average Annual Total Returns

I4CA8	1 Year	5 Years	Since Inception 4/21/17
Class I	4.71%	12.56%	5.74%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I

Annual Shareholder Report

Transamerica Small Cap Value

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$91	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,170	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,099	$10,529	$9,922
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,057	$11,356	$10,946
12/31/2017	$10,952	$11,470	$10,842
1/31/2018	$11,308	$12,074	$10,975
2/28/2018	$10,540	$11,629	$10,426
3/31/2018	$10,522	$11,396	$10,555
4/30/2018	$10,484	$11,439	$10,738
5/31/2018	$11,093	$11,762	$11,363
6/30/2018	$11,027	$11,839	$11,432
7/31/2018	$11,149	$12,232	$11,634
8/31/2018	$11,533	$12,661	$11,911
9/30/2018	$11,112	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,250	$11,984	$10,746
12/31/2018	$8,905	$10,868	$9,447
1/31/2019	$10,143	$11,801	$10,480
2/28/2019	$10,507	$12,216	$10,888
3/31/2019	$9,998	$12,395	$10,574
4/30/2019	$10,549	$12,890	$10,974
5/31/2019	$9,467	$12,056	$10,077
6/30/2019	$10,154	$12,902	$10,719
7/31/2019	$10,195	$13,094	$10,736
8/31/2019	$9,509	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,341	$13,333	$10,916
11/30/2019	$10,507	$13,840	$11,171
12/31/2019	$10,780	$14,240	$11,562
1/31/2020	$10,151	$14,224	$10,939
2/29/2020	$9,262	$13,060	$9,876
3/31/2020	$6,648	$11,264	$7,439
4/30/2020	$7,592	$12,755	$8,357
5/31/2020	$7,960	$13,438	$8,597
6/30/2020	$8,166	$13,745	$8,846
7/31/2020	$8,481	$14,525	$9,028
8/31/2020	$8,904	$15,577	$9,514
9/30/2020	$8,427	$15,010	$9,072
10/31/2020	$8,926	$14,686	$9,396
11/30/2020	$10,607	$16,473	$11,210
12/31/2020	$11,417	$17,214	$12,098
1/31/2021	$11,776	$17,137	$12,735
2/28/2021	$12,787	$17,673	$13,931
3/31/2021	$13,603	$18,307	$14,659
4/30/2021	$13,853	$19,250	$14,956
5/31/2021	$14,299	$19,338	$15,421
6/30/2021	$14,016	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,875	$20,725	$15,175
9/30/2021	$13,722	$19,795	$14,871
10/31/2021	$14,223	$21,133	$15,438
11/30/2021	$13,864	$20,812	$14,910
12/31/2021	$14,612	$21,631	$15,519
1/31/2022	$13,825	$20,359	$14,614
2/28/2022	$14,376	$19,846	$14,856
3/31/2022	$14,376	$20,490	$15,146
4/30/2022	$13,471	$18,651	$13,971
5/31/2022	$13,825	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,491	$18,669	$14,075
8/31/2022	$12,921	$17,972	$13,630
9/30/2022	$11,642	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,766	$18,564	$14,203
12/31/2022	$12,751	$17,477	$13,271
1/31/2023	$13,971	$18,680	$14,537
2/28/2023	$13,636	$18,244	$14,202
3/31/2023	$12,703	$18,731	$13,184
4/30/2023	$12,488	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,895	$20,302	$13,603
7/31/2023	$13,756	$21,030	$14,630
8/31/2023	$13,086	$20,624	$13,926
9/30/2023	$12,368	$19,642	$13,201
10/31/2023	$11,412	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,851	$22,013	$15,215
1/31/2024	$13,235	$22,257	$14,524
2/29/2024	$13,604	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,407	$23,153	$14,658
5/31/2024	$14,270	$24,247	$15,344
6/30/2024	$14,023	$24,997	$15,085
7/31/2024	$15,650	$25,462	$16,924
8/31/2024	$15,601	$26,016	$16,606
9/30/2024	$15,601	$26,555	$16,617
10/31/2024	$15,453	$26,360	$16,357
11/30/2024	$16,784	$28,113	$17,935
12/31/2024	$15,603	$27,254	$16,440
1/31/2025	$15,793	$28,114	$16,778
2/28/2025	$15,035	$27,575	$16,136
3/31/2025	$14,182	$25,967	$15,167
4/30/2025	$13,676	$25,793	$14,558
5/31/2025	$14,371	$27,428	$15,170
6/30/2025	$14,940	$28,821	$15,920
7/31/2025	$15,161	$29,456	$16,202
8/31/2025	$16,298	$30,137	$17,574
9/30/2025	$16,424	$31,177	$17,927
10/31/2025	$16,235	$31,846	$17,972

Average Annual Total Returns

I4CA4	1 Year	5 Years	Since Inception 4/21/17
Class I2	5.06%	12.71%	5.84%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I2

Annual Shareholder Report

Transamerica Small Cap Value

Class I3

TSLTX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$91	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I3 shares at NAV returned 4.86%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class I3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I3	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,179	$10,119	$10,080
6/30/2017	$9,910	$10,222	$9,766
7/31/2017	$10,296	$10,315	$10,108
8/31/2017	$10,350	$10,509	$10,172
9/30/2017	$10,108	$10,529	$9,922
10/31/2017	$10,807	$11,021	$10,638
11/30/2017	$11,076	$11,356	$10,946
12/31/2017	$10,973	$11,470	$10,842
1/31/2018	$11,328	$12,074	$10,975
2/28/2018	$10,552	$11,629	$10,426
3/31/2018	$10,542	$11,396	$10,555
4/30/2018	$10,505	$11,439	$10,738
5/31/2018	$11,113	$11,762	$11,363
6/30/2018	$11,057	$11,839	$11,432
7/31/2018	$11,178	$12,232	$11,634
8/31/2018	$11,552	$12,661	$11,911
9/30/2018	$11,141	$12,682	$11,615
10/31/2018	$10,075	$11,748	$10,575
11/30/2018	$10,262	$11,984	$10,746
12/31/2018	$8,919	$10,868	$9,447
1/31/2019	$10,146	$11,801	$10,480
2/28/2019	$10,510	$12,216	$10,888
3/31/2019	$10,011	$12,395	$10,574
4/30/2019	$10,551	$12,890	$10,974
5/31/2019	$9,470	$12,056	$10,077
6/30/2019	$10,156	$12,902	$10,719
7/31/2019	$10,198	$13,094	$10,736
8/31/2019	$9,522	$12,827	$10,137
9/30/2019	$10,229	$13,052	$10,658
10/31/2019	$10,354	$13,333	$10,916
11/30/2019	$10,520	$13,840	$11,171
12/31/2019	$10,784	$14,240	$11,562
1/31/2020	$10,166	$14,224	$10,939
2/29/2020	$9,266	$13,060	$9,876
3/31/2020	$6,654	$11,264	$7,439
4/30/2020	$7,597	$12,755	$8,357
5/31/2020	$7,966	$13,438	$8,597
6/30/2020	$8,172	$13,745	$8,846
7/31/2020	$8,497	$14,525	$9,028
8/31/2020	$8,920	$15,577	$9,514
9/30/2020	$8,432	$15,010	$9,072
10/31/2020	$8,930	$14,686	$9,396
11/30/2020	$10,621	$16,473	$11,210
12/31/2020	$11,429	$17,214	$12,098
1/31/2021	$11,788	$17,137	$12,735
2/28/2021	$12,809	$17,673	$13,931
3/31/2021	$13,624	$18,307	$14,659
4/30/2021	$13,874	$19,250	$14,956
5/31/2021	$14,319	$19,338	$15,421
6/30/2021	$14,037	$19,815	$15,328
7/31/2021	$13,700	$20,150	$14,779
8/31/2021	$13,885	$20,725	$15,175
9/30/2021	$13,733	$19,795	$14,871
10/31/2021	$14,232	$21,133	$15,438
11/30/2021	$13,885	$20,812	$14,910
12/31/2021	$14,627	$21,631	$15,519
1/31/2022	$13,843	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,392	$20,490	$15,146
4/30/2022	$13,490	$18,651	$13,971
5/31/2022	$13,823	$18,626	$14,239
6/30/2022	$12,353	$17,068	$12,832
7/31/2022	$13,490	$18,669	$14,075
8/31/2022	$12,941	$17,972	$13,630
9/30/2022	$11,647	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,764	$18,564	$14,203
12/31/2022	$12,748	$17,477	$13,271
1/31/2023	$13,987	$18,680	$14,537
2/28/2023	$13,653	$18,244	$14,202
3/31/2023	$12,724	$18,731	$13,184
4/30/2023	$12,510	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,891	$20,302	$13,603
7/31/2023	$13,773	$21,030	$14,630
8/31/2023	$13,082	$20,624	$13,926
9/30/2023	$12,391	$19,642	$13,201
10/31/2023	$11,414	$19,121	$12,413
11/30/2023	$12,343	$20,904	$13,531
12/31/2023	$13,869	$22,013	$15,215
1/31/2024	$13,255	$22,257	$14,524
2/29/2024	$13,623	$23,462	$14,999
3/31/2024	$14,335	$24,219	$15,656
4/30/2024	$13,427	$23,153	$14,658
5/31/2024	$14,286	$24,247	$15,344
6/30/2024	$14,041	$24,997	$15,085
7/31/2024	$15,685	$25,462	$16,924
8/31/2024	$15,636	$26,016	$16,606
9/30/2024	$15,636	$26,555	$16,617
10/31/2024	$15,489	$26,360	$16,357
11/30/2024	$16,790	$28,113	$17,935
12/31/2024	$15,614	$27,254	$16,440
1/31/2025	$15,802	$28,114	$16,778
2/28/2025	$15,080	$27,575	$16,136
3/31/2025	$14,200	$25,967	$15,167
4/30/2025	$13,698	$25,793	$14,558
5/31/2025	$14,389	$27,428	$15,170
6/30/2025	$14,954	$28,821	$15,920
7/31/2025	$15,206	$29,456	$16,202
8/31/2025	$16,336	$30,137	$17,574
9/30/2025	$16,462	$31,177	$17,927
10/31/2025	$16,242	$31,846	$17,972

Average Annual Total Returns

I4CAD	1 Year	5 Years	Since Inception 4/21/17
Class I3	4.86%	12.71%	5.85%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class I3

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class I3

Annual Shareholder Report

Transamerica Small Cap Value

Class R

TRSLX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 4.35%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,179	$10,119	$10,080
6/30/2017	$9,901	$10,222	$9,766
7/31/2017	$10,287	$10,315	$10,108
8/31/2017	$10,332	$10,509	$10,172
9/30/2017	$10,090	$10,529	$9,922
10/31/2017	$10,771	$11,021	$10,638
11/30/2017	$11,031	$11,356	$10,946
12/31/2017	$10,923	$11,470	$10,842
1/31/2018	$11,278	$12,074	$10,975
2/28/2018	$10,503	$11,629	$10,426
3/31/2018	$10,485	$11,396	$10,555
4/30/2018	$10,438	$11,439	$10,738
5/31/2018	$11,044	$11,762	$11,363
6/30/2018	$10,979	$11,839	$11,432
7/31/2018	$11,091	$12,232	$11,634
8/31/2018	$11,464	$12,661	$11,911
9/30/2018	$11,044	$12,682	$11,615
10/31/2018	$9,990	$11,748	$10,575
11/30/2018	$10,186	$11,984	$10,746
12/31/2018	$8,843	$10,868	$9,447
1/31/2019	$10,068	$11,801	$10,480
2/28/2019	$10,428	$12,216	$10,888
3/31/2019	$9,914	$12,395	$10,574
4/30/2019	$10,449	$12,890	$10,974
5/31/2019	$9,378	$12,056	$10,077
6/30/2019	$10,058	$12,902	$10,719
7/31/2019	$10,089	$13,094	$10,736
8/31/2019	$9,409	$12,827	$10,137
9/30/2019	$10,109	$13,052	$10,658
10/31/2019	$10,223	$13,333	$10,916
11/30/2019	$10,398	$13,840	$11,171
12/31/2019	$10,654	$14,240	$11,562
1/31/2020	$10,035	$14,224	$10,939
2/29/2020	$9,149	$13,060	$9,876
3/31/2020	$6,566	$11,264	$7,439
4/30/2020	$7,484	$12,755	$8,357
5/31/2020	$7,847	$13,438	$8,597
6/30/2020	$8,050	$13,745	$8,846
7/31/2020	$8,359	$14,525	$9,028
8/31/2020	$8,775	$15,577	$9,514
9/30/2020	$8,295	$15,010	$9,072
10/31/2020	$8,786	$14,686	$9,396
11/30/2020	$10,441	$16,473	$11,210
12/31/2020	$11,231	$17,214	$12,098
1/31/2021	$11,583	$17,137	$12,735
2/28/2021	$12,576	$17,673	$13,931
3/31/2021	$13,366	$18,307	$14,659
4/30/2021	$13,612	$19,250	$14,956
5/31/2021	$14,039	$19,338	$15,421
6/30/2021	$13,761	$19,815	$15,328
7/31/2021	$13,430	$20,150	$14,779
8/31/2021	$13,601	$20,725	$15,175
9/30/2021	$13,451	$19,795	$14,871
10/31/2021	$13,932	$21,133	$15,438
11/30/2021	$13,580	$20,812	$14,910
12/31/2021	$14,308	$21,631	$15,519
1/31/2022	$13,542	$20,359	$14,614
2/28/2022	$14,078	$19,846	$14,856
3/31/2022	$14,059	$20,490	$15,146
4/30/2022	$13,178	$18,651	$13,971
5/31/2022	$13,504	$18,626	$14,239
6/30/2022	$12,048	$17,068	$12,832
7/31/2022	$13,159	$18,669	$14,075
8/31/2022	$12,622	$17,972	$13,630
9/30/2022	$11,358	$16,306	$12,241
10/31/2022	$12,795	$17,643	$13,782
11/30/2022	$13,408	$18,564	$14,203
12/31/2022	$12,405	$17,477	$13,271
1/31/2023	$13,608	$18,680	$14,537
2/28/2023	$13,261	$18,244	$14,202
3/31/2023	$12,358	$18,731	$13,184
4/30/2023	$12,150	$18,931	$12,855
5/31/2023	$11,618	$19,005	$12,602
6/30/2023	$12,520	$20,302	$13,603
7/31/2023	$13,353	$21,030	$14,630
8/31/2023	$12,705	$20,624	$13,926
9/30/2023	$12,011	$19,642	$13,201
10/31/2023	$11,062	$19,121	$12,413
11/30/2023	$11,965	$20,904	$13,531
12/31/2023	$13,430	$22,013	$15,215
1/31/2024	$12,813	$22,257	$14,524
2/29/2024	$13,169	$23,462	$14,999
3/31/2024	$13,881	$24,219	$15,656
4/30/2024	$12,979	$23,153	$14,658
5/31/2024	$13,809	$24,247	$15,344
6/30/2024	$13,572	$24,997	$15,085
7/31/2024	$15,138	$25,462	$16,924
8/31/2024	$15,091	$26,016	$16,606
9/30/2024	$15,091	$26,555	$16,617
10/31/2024	$14,925	$26,360	$16,357
11/30/2024	$16,182	$28,113	$17,935
12/31/2024	$15,063	$27,254	$16,440
1/31/2025	$15,213	$28,114	$16,778
2/28/2025	$14,492	$27,575	$16,136
3/31/2025	$13,680	$25,967	$15,167
4/30/2025	$13,169	$25,793	$14,558
5/31/2025	$13,830	$27,428	$15,170
6/30/2025	$14,371	$28,821	$15,920
7/31/2025	$14,582	$29,456	$16,202
8/31/2025	$15,664	$30,137	$17,574
9/30/2025	$15,784	$31,177	$17,927
10/31/2025	$15,574	$31,846	$17,972

Average Annual Total Returns

I4CA5	1 Year	5 Years	Since Inception 4/21/17
Class R	4.35%	12.13%	5.33%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R

Annual Shareholder Report

Transamerica Small Cap Value

Class R4

TSLFX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R4 shares at NAV returned 4.73%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 3000® Index	Russell 2000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,079	$10,055	$10,284
12/31/2015	$9,515	$9,849	$9,742
1/31/2016	$8,895	$9,293	$9,088
2/29/2016	$8,950	$9,290	$9,150
3/31/2016	$9,542	$9,944	$9,908
4/30/2016	$9,538	$10,006	$10,118
5/31/2016	$9,709	$10,185	$10,303
6/30/2016	$9,611	$10,206	$10,335
7/31/2016	$10,049	$10,611	$10,892
8/31/2016	$10,100	$10,638	$11,163
9/30/2016	$10,135	$10,655	$11,251
10/31/2016	$9,790	$10,424	$10,881
11/30/2016	$10,740	$10,891	$12,325
12/31/2016	$11,346	$11,103	$12,834
1/31/2017	$11,229	$11,312	$12,743
2/28/2017	$11,355	$11,733	$12,927
3/31/2017	$11,247	$11,741	$12,818
4/30/2017	$11,457	$11,865	$12,868
5/31/2017	$11,134	$11,987	$12,467
6/30/2017	$11,557	$12,095	$12,904
7/31/2017	$11,618	$12,323	$12,985
8/31/2017	$11,346	$12,347	$12,666
10/31/2017	$12,123	$12,924	$13,581
11/30/2017	$12,426	$13,316	$13,974
12/31/2017	$12,304	$13,450	$13,840
1/31/2018	$12,703	$14,158	$14,011
2/28/2018	$11,831	$13,637	$13,310
3/31/2018	$11,810	$13,363	$13,475
4/30/2018	$11,768	$13,414	$13,709
5/31/2018	$12,451	$13,792	$14,506
6/30/2018	$12,377	$13,883	$14,594
7/31/2018	$12,514	$14,343	$14,852
8/31/2018	$12,944	$14,847	$15,205
9/30/2018	$12,472	$14,871	$14,828
10/31/2018	$11,275	$13,776	$13,500
11/30/2018	$11,485	$14,052	$13,718
12/31/2018	$9,972	$12,745	$12,060
1/31/2019	$11,355	$13,838	$13,379
2/28/2019	$11,762	$14,325	$13,899
3/31/2019	$11,192	$14,534	$13,498
4/30/2019	$11,797	$15,115	$14,009
5/31/2019	$10,588	$14,137	$12,865
6/30/2019	$11,355	$15,129	$13,684
7/31/2019	$11,402	$15,354	$13,706
8/31/2019	$10,635	$15,041	$12,941
9/30/2019	$11,425	$15,305	$13,605
10/31/2019	$11,564	$15,635	$13,935
11/30/2019	$11,750	$16,229	$14,261
12/31/2019	$12,040	$16,698	$14,761
1/31/2020	$11,350	$16,680	$13,964
2/29/2020	$10,346	$15,314	$12,607
3/31/2020	$7,430	$13,208	$9,497
4/30/2020	$8,482	$14,957	$10,668
5/31/2020	$8,894	$15,757	$10,975
6/30/2020	$9,124	$16,117	$11,292
7/31/2020	$9,475	$17,033	$11,525
8/31/2020	$9,947	$18,266	$12,146
9/30/2020	$9,402	$17,601	$11,581
10/31/2020	$9,959	$17,221	$11,995
11/30/2020	$11,834	$19,317	$14,311
12/31/2020	$12,737	$20,186	$15,445
1/31/2021	$13,136	$20,096	$16,257
2/28/2021	$14,262	$20,724	$17,785
3/31/2021	$15,170	$21,467	$18,714
4/30/2021	$15,449	$22,573	$19,092
5/31/2021	$15,945	$22,676	$19,687
6/30/2021	$15,618	$23,236	$19,567
7/31/2021	$15,243	$23,628	$18,867
8/31/2021	$15,449	$24,302	$19,372
9/30/2021	$15,267	$23,212	$18,984
10/31/2021	$15,824	$24,782	$19,708
11/30/2021	$15,437	$24,404	$19,035
12/31/2021	$16,258	$25,365	$19,811
1/31/2022	$15,387	$23,873	$18,656
2/28/2022	$15,997	$23,272	$18,965
3/31/2022	$15,975	$24,026	$19,336
4/30/2022	$14,974	$21,870	$17,835
5/31/2022	$15,366	$21,841	$18,177
6/30/2022	$13,712	$20,014	$16,382
7/31/2022	$14,974	$21,891	$17,968
8/31/2022	$14,365	$21,074	$17,400
9/30/2022	$12,928	$19,120	$15,626
10/31/2022	$14,582	$20,688	$17,594
11/30/2022	$15,279	$21,768	$18,131
12/31/2022	$14,145	$20,493	$16,942
1/31/2023	$15,490	$21,905	$18,558
2/28/2023	$15,121	$21,393	$18,130
3/31/2023	$14,092	$21,965	$16,830
4/30/2023	$13,854	$22,199	$16,411
5/31/2023	$13,247	$22,285	$16,088
6/30/2023	$14,276	$23,807	$17,366
7/31/2023	$15,253	$24,661	$18,676
8/31/2023	$14,488	$24,185	$17,778
9/30/2023	$13,722	$23,032	$16,852
10/31/2023	$12,640	$22,422	$15,847
11/30/2023	$13,670	$24,513	$17,273
12/31/2023	$15,327	$25,813	$19,423
1/31/2024	$14,649	$26,099	$18,541
2/29/2024	$15,056	$27,512	$19,147
3/31/2024	$15,843	$28,399	$19,986
4/30/2024	$14,839	$27,150	$18,713
5/31/2024	$15,788	$28,432	$19,588
6/30/2024	$15,517	$29,313	$19,258
7/31/2024	$17,307	$29,857	$21,605
8/31/2024	$17,253	$30,507	$21,199
9/30/2024	$17,253	$31,138	$21,213
10/31/2024	$17,090	$30,910	$20,881
11/30/2024	$18,555	$32,966	$22,895
12/31/2024	$17,242	$31,958	$20,987
1/31/2025	$17,449	$32,967	$21,419
2/28/2025	$16,619	$32,336	$20,599
3/31/2025	$15,684	$30,449	$19,362
4/30/2025	$15,095	$30,245	$18,585
5/31/2025	$15,857	$32,162	$19,366
6/30/2025	$16,515	$33,796	$20,324
7/31/2025	$16,757	$34,540	$20,683
8/31/2025	$18,003	$35,340	$22,435
9/30/2025	$18,142	$36,559	$22,886
10/31/2025	$17,900	$37,343	$22,943

Average Annual Total Returns

I4CAE	1 Year	5 Years	10 Years
Class R4	4.73%	12.44%	5.99%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	8.66%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R4

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R4

Annual Shareholder Report

Transamerica Small Cap Value

Class R6

TSLRX

October 31, 2025

Fund Overview

Transamerica Small Cap Value (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 4.77%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2000® Value Index, returned 9.87% over the same period.

  The Fund underperformed the Russell 2000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the Fund’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, while stocks of companies exhibiting strong debt coverage materially trailed the benchmark.

  Individual stock selection was unfavorable relative to the Russell 2000® Value Index. Total returns in the information technology, industrials, and healthcare sectors were headwinds to relative performance, more than offsetting favorable results in the real estate, energy, and consumer discretionary sectors.

  Sector allocation helped relative performance. The Fund’s overweight to information technology stocks and underweight to the real estate sector contributed favorably to returns versus the benchmark. The Fund’s underweight to utilities and overweight to consumer discretionary stocks detracted from performance.

  The Fund’s top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small Cap Value

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
5/31/2017	$10,169	$10,119	$10,080
6/30/2017	$9,893	$10,222	$9,766
7/31/2017	$10,276	$10,315	$10,108
8/31/2017	$10,330	$10,509	$10,172
9/30/2017	$10,089	$10,529	$9,922
10/31/2017	$10,793	$11,021	$10,638
11/30/2017	$11,052	$11,356	$10,946
12/31/2017	$10,947	$11,470	$10,842
1/31/2018	$11,311	$12,074	$10,975
2/28/2018	$10,538	$11,629	$10,426
3/31/2018	$10,519	$11,396	$10,555
4/30/2018	$10,482	$11,439	$10,738
5/31/2018	$11,087	$11,762	$11,363
6/30/2018	$11,022	$11,839	$11,432
7/31/2018	$11,143	$12,232	$11,634
8/31/2018	$11,525	$12,661	$11,911
9/30/2018	$11,106	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,249	$11,984	$10,746
12/31/2018	$8,903	$10,868	$9,447
1/31/2019	$10,133	$11,801	$10,480
2/28/2019	$10,505	$12,216	$10,888
3/31/2019	$9,999	$12,395	$10,574
4/30/2019	$10,536	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,143	$12,902	$10,719
7/31/2019	$10,185	$13,094	$10,736
8/31/2019	$9,513	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,340	$13,333	$10,916
11/30/2019	$10,505	$13,840	$11,171
12/31/2019	$10,778	$14,240	$11,562
1/31/2020	$10,152	$14,224	$10,939
2/29/2020	$9,258	$13,060	$9,876
3/31/2020	$6,650	$11,264	$7,439
4/30/2020	$7,587	$12,755	$8,357
5/31/2020	$7,954	$13,438	$8,597
6/30/2020	$8,159	$13,745	$8,846
7/31/2020	$8,482	$14,525	$9,028
8/31/2020	$8,913	$15,577	$9,514
9/30/2020	$8,428	$15,010	$9,072
10/31/2020	$8,924	$14,686	$9,396
11/30/2020	$10,605	$16,473	$11,210
12/31/2020	$11,421	$17,214	$12,098
1/31/2021	$11,778	$17,137	$12,735
2/28/2021	$12,793	$17,673	$13,931
3/31/2021	$13,615	$18,307	$14,659
4/30/2021	$13,863	$19,250	$14,956
5/31/2021	$14,306	$19,338	$15,421
6/30/2021	$14,025	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,874	$20,725	$15,175
9/30/2021	$13,723	$19,795	$14,871
10/31/2021	$14,220	$21,133	$15,438
11/30/2021	$13,874	$20,812	$14,910
12/31/2021	$14,606	$21,631	$15,519
1/31/2022	$13,828	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,373	$20,490	$15,146
4/30/2022	$13,478	$18,651	$13,971
5/31/2022	$13,828	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,478	$18,669	$14,075
8/31/2022	$12,933	$17,972	$13,630
9/30/2022	$11,650	$16,306	$12,241
10/31/2022	$13,128	$17,643	$13,782
11/30/2022	$13,770	$18,564	$14,203
12/31/2022	$12,746	$17,477	$13,271
1/31/2023	$13,974	$18,680	$14,537
2/28/2023	$13,643	$18,244	$14,202
3/31/2023	$12,699	$18,731	$13,184
4/30/2023	$12,487	$18,931	$12,855
5/31/2023	$11,967	$19,005	$12,602
6/30/2023	$12,888	$20,302	$13,603
7/31/2023	$13,761	$21,030	$14,630
8/31/2023	$13,077	$20,624	$13,926
9/30/2023	$12,392	$19,642	$13,201
10/31/2023	$11,401	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,857	$22,013	$15,215
1/31/2024	$13,225	$22,257	$14,524
2/29/2024	$13,614	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,395	$23,153	$14,658
5/31/2024	$14,271	$24,247	$15,344
6/30/2024	$14,027	$24,997	$15,085
7/31/2024	$15,656	$25,462	$16,924
8/31/2024	$15,608	$26,016	$16,606
9/30/2024	$15,608	$26,555	$16,617
10/31/2024	$15,462	$26,360	$16,357
11/30/2024	$16,775	$28,113	$17,935
12/31/2024	$15,610	$27,254	$16,440
1/31/2025	$15,765	$28,114	$16,778
2/28/2025	$15,020	$27,575	$16,136
3/31/2025	$14,183	$25,967	$15,167
4/30/2025	$13,655	$25,793	$14,558
5/31/2025	$14,369	$27,428	$15,170
6/30/2025	$14,927	$28,821	$15,920
7/31/2025	$15,145	$29,456	$16,202
8/31/2025	$16,293	$30,137	$17,574
9/30/2025	$16,417	$31,177	$17,927
10/31/2025	$16,200	$31,846	$17,972

Average Annual Total Returns

I4CAB	1 Year	5 Years	Since Inception 4/21/17
Class R6	4.77%	12.67%	5.82%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.54%
Russell 2000® Value IndexFootnote Reference(b)	9.87%	13.85%	7.11%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe, and is comprised of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$84,715,894
Number of Portfolio Holdings	159
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$548,083

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Industrials	19.0
Information Technology	12.8
Consumer Discretionary	10.9
Health Care	9.8
Real Estate	7.3
Energy	7.3
Materials	3.0
Utilities	2.6
Communication Services	2.3
Consumer Staples	2.0
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.2
OSI Systems, Inc.	1.9
Northwestern Energy Group, Inc.	1.8
Magnolia Oil & Gas Corp., Class A	1.8
Webster Financial Corp.	1.7
LSI Industries, Inc.	1.6
Tower Semiconductor Ltd.	1.6
Silicon Motion Technology Corp., ADR	1.5
Piper Sandler Cos.	1.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small Cap Value

Class R6

Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class A

IIVAX

October 31, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,708	$10,055	$10,168
12/31/2015	$9,275	$9,849	$9,703
1/31/2016	$8,597	$9,293	$9,108
2/29/2016	$8,550	$9,290	$9,206
3/31/2016	$9,370	$9,944	$10,026
4/30/2016	$9,465	$10,006	$10,220
5/31/2016	$9,682	$10,185	$10,401
6/30/2016	$9,551	$10,206	$10,464
7/31/2016	$9,981	$10,611	$10,940
8/31/2016	$10,151	$10,638	$11,038
9/30/2016	$10,163	$10,655	$11,110
10/31/2016	$9,894	$10,424	$10,778
11/30/2016	$10,912	$10,891	$11,811
12/31/2016	$11,199	$11,103	$12,148
1/31/2017	$11,358	$11,312	$12,214
2/28/2017	$11,691	$11,733	$12,442
3/31/2017	$11,741	$11,741	$12,345
4/30/2017	$11,812	$11,865	$12,332
5/31/2017	$11,804	$11,987	$12,065
6/30/2017	$11,988	$12,095	$12,385
7/31/2017	$12,188	$12,323	$12,481
8/31/2017	$11,867	$12,347	$12,265
9/30/2017	$12,217	$12,648	$12,859
10/31/2017	$12,292	$12,924	$12,930
11/30/2017	$12,839	$13,316	$13,353
12/31/2017	$12,895	$13,450	$13,406
1/31/2018	$13,164	$14,158	$13,575
2/28/2018	$12,654	$13,637	$12,909
3/31/2018	$12,725	$13,363	$13,051
4/30/2018	$12,687	$13,414	$13,192
5/31/2018	$12,923	$13,792	$13,735
6/30/2018	$13,150	$13,883	$13,808
7/31/2018	$13,471	$14,343	$14,082
8/31/2018	$13,754	$14,847	$14,402
9/30/2018	$13,556	$14,871	$14,177
10/31/2018	$12,569	$13,776	$12,965
11/30/2018	$12,791	$14,052	$13,210
12/31/2018	$11,385	$12,745	$11,749
1/31/2019	$12,565	$13,838	$13,062
2/28/2019	$12,964	$14,325	$13,470
3/31/2019	$12,858	$14,534	$13,291
4/30/2019	$13,363	$15,115	$13,757
5/31/2019	$12,454	$14,137	$12,719
6/30/2019	$13,251	$15,129	$13,542
7/31/2019	$13,373	$15,354	$13,630
8/31/2019	$12,730	$15,041	$12,966
9/30/2019	$13,373	$15,305	$13,560
10/31/2019	$13,528	$15,635	$13,755
11/30/2019	$13,830	$16,229	$14,093
12/31/2019	$14,187	$16,698	$14,518
1/31/2020	$13,798	$16,680	$13,989
2/29/2020	$12,416	$15,314	$12,640
3/31/2020	$9,455	$13,208	$9,489
4/30/2020	$10,678	$14,957	$10,744
5/31/2020	$11,204	$15,757	$11,234
6/30/2020	$11,314	$16,117	$11,443
7/31/2020	$11,648	$17,033	$11,787
8/31/2020	$12,093	$18,266	$12,323
9/30/2020	$11,676	$17,601	$11,849
10/31/2020	$11,944	$17,221	$12,116
11/30/2020	$13,809	$19,317	$14,236
12/31/2020	$14,649	$20,186	$15,226
1/31/2021	$14,764	$20,096	$15,563
2/28/2021	$15,900	$20,724	$16,948
3/31/2021	$16,908	$21,467	$17,789
4/30/2021	$17,608	$22,573	$18,552
5/31/2021	$18,005	$22,676	$18,929
6/30/2021	$17,707	$23,236	$18,679
7/31/2021	$17,547	$23,628	$18,405
8/31/2021	$17,928	$24,302	$18,794
9/30/2021	$17,426	$23,212	$18,292
10/31/2021	$18,038	$24,782	$19,161
11/30/2021	$17,553	$24,404	$18,494
12/31/2021	$18,631	$25,365	$19,456
1/31/2022	$18,128	$23,873	$18,467
2/28/2022	$18,208	$23,272	$18,769
3/31/2022	$18,465	$24,026	$19,164
4/30/2022	$17,508	$21,870	$17,865
5/31/2022	$18,244	$21,841	$18,207
6/30/2022	$16,546	$20,014	$16,215
7/31/2022	$17,778	$21,891	$17,784
8/31/2022	$17,141	$21,074	$17,226
9/30/2022	$15,460	$19,120	$15,484
10/31/2022	$17,006	$20,688	$17,119
11/30/2022	$17,883	$21,768	$17,979
12/31/2022	$17,046	$20,493	$16,910
1/31/2023	$18,372	$21,905	$18,600
2/28/2023	$17,841	$21,393	$18,074
3/31/2023	$17,208	$21,965	$17,146
4/30/2023	$17,127	$22,199	$16,918
5/31/2023	$16,522	$22,285	$16,435
6/30/2023	$17,773	$23,807	$17,896
7/31/2023	$18,628	$24,661	$18,945
8/31/2023	$18,291	$24,185	$18,216
9/30/2023	$17,551	$23,032	$17,241
10/31/2023	$16,784	$22,422	$16,273
11/30/2023	$17,854	$24,513	$17,750
12/31/2023	$19,085	$25,813	$19,613
1/31/2024	$18,859	$26,099	$19,063
2/29/2024	$19,502	$27,512	$19,827
3/31/2024	$20,476	$28,399	$20,804
4/30/2024	$19,424	$27,150	$19,496
5/31/2024	$19,989	$28,432	$20,317
6/30/2024	$19,473	$29,313	$19,908
7/31/2024	$21,132	$29,857	$21,520
8/31/2024	$21,019	$30,507	$21,519
9/30/2024	$21,012	$31,138	$21,824
10/31/2024	$20,737	$30,910	$21,549
11/30/2024	$22,177	$32,966	$23,451
12/31/2024	$20,719	$31,958	$21,767
1/31/2025	$21,236	$32,967	$22,508
2/28/2025	$20,799	$32,336	$21,676
3/31/2025	$20,210	$30,449	$20,498
4/30/2025	$19,565	$30,245	$19,905
5/31/2025	$20,186	$32,162	$21,041
6/30/2025	$20,862	$33,796	$21,992
7/31/2025	$21,014	$34,540	$22,374
8/31/2025	$22,255	$35,340	$23,548
9/30/2025	$22,200	$36,559	$23,790
10/31/2025	$21,786	$37,343	$23,728

Average Annual Total Returns

I9DK1	1 Year	5 Years	10 Years
Class A with Load	(0.72%)	11.50%	8.10%
Class A	5.06%	12.77%	8.71%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class A

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class A

Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class C

IIVLX

October 31, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.23%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,270	$10,055	$10,168
12/31/2015	$9,809	$9,849	$9,703
1/31/2016	$9,084	$9,293	$9,108
2/29/2016	$9,028	$9,290	$9,206
3/31/2016	$9,893	$9,944	$10,026
4/30/2016	$9,986	$10,006	$10,220
5/31/2016	$10,209	$10,185	$10,401
6/30/2016	$10,065	$10,206	$10,464
7/31/2016	$10,511	$10,611	$10,940
8/31/2016	$10,683	$10,638	$11,038
9/30/2016	$10,692	$10,655	$11,110
10/31/2016	$10,399	$10,424	$10,778
11/30/2016	$11,464	$10,891	$11,811
12/31/2016	$11,762	$11,103	$12,148
1/31/2017	$11,920	$11,312	$12,214
2/28/2017	$12,259	$11,733	$12,442
3/31/2017	$12,309	$11,741	$12,345
4/30/2017	$12,378	$11,865	$12,332
5/31/2017	$12,363	$11,987	$12,065
6/30/2017	$12,545	$12,095	$12,385
7/31/2017	$12,747	$12,323	$12,481
8/31/2017	$12,407	$12,347	$12,265
9/30/2017	$12,762	$12,648	$12,859
10/31/2017	$12,835	$12,924	$12,930
11/30/2017	$13,397	$13,316	$13,353
12/31/2017	$13,448	$13,450	$13,406
1/31/2018	$13,725	$14,158	$13,575
2/28/2018	$13,182	$13,637	$12,909
3/31/2018	$13,250	$13,363	$13,051
4/30/2018	$13,199	$13,414	$13,192
5/31/2018	$13,442	$13,792	$13,735
6/30/2018	$13,668	$13,883	$13,808
7/31/2018	$13,996	$14,343	$14,082
8/31/2018	$14,285	$14,847	$14,402
9/30/2018	$14,070	$14,871	$14,177
10/31/2018	$13,040	$13,776	$12,965
11/30/2018	$13,261	$14,052	$13,210
12/31/2018	$11,794	$12,745	$11,749
1/31/2019	$13,012	$13,838	$13,062
2/28/2019	$13,418	$14,325	$13,470
3/31/2019	$13,295	$14,534	$13,291
4/30/2019	$13,811	$15,115	$13,757
5/31/2019	$12,863	$14,137	$12,719
6/30/2019	$13,675	$15,129	$13,542
7/31/2019	$13,798	$15,354	$13,630
8/31/2019	$13,128	$15,041	$12,966
9/30/2019	$13,785	$15,305	$13,560
10/31/2019	$13,933	$15,635	$13,755
11/30/2019	$14,236	$16,229	$14,093
12/31/2019	$14,593	$16,698	$14,518
1/31/2020	$14,188	$16,680	$13,989
2/29/2020	$12,758	$15,314	$12,640
3/31/2020	$9,713	$13,208	$9,489
4/30/2020	$10,956	$14,957	$10,744
5/31/2020	$11,488	$15,757	$11,234
6/30/2020	$11,601	$16,117	$11,443
7/31/2020	$11,934	$17,033	$11,787
8/31/2020	$12,379	$18,266	$12,323
9/30/2020	$11,947	$17,601	$11,849
10/31/2020	$12,213	$17,221	$12,116
11/30/2020	$14,114	$19,317	$14,236
12/31/2020	$14,965	$20,186	$15,226
1/31/2021	$15,072	$20,096	$15,563
2/28/2021	$16,222	$20,724	$16,948
3/31/2021	$17,239	$21,467	$17,789
4/30/2021	$17,944	$22,573	$18,552
5/31/2021	$18,336	$22,676	$18,929
6/30/2021	$18,024	$23,236	$18,679
7/31/2021	$17,851	$23,628	$18,405
8/31/2021	$18,223	$24,302	$18,794
9/30/2021	$17,705	$23,212	$18,292
10/31/2021	$18,316	$24,782	$19,161
11/30/2021	$17,811	$24,404	$18,494
12/31/2021	$18,899	$25,365	$19,456
1/31/2022	$18,370	$23,873	$18,467
2/28/2022	$18,446	$23,272	$18,769
3/31/2022	$18,688	$24,026	$19,164
4/30/2022	$17,713	$21,870	$17,865
5/31/2022	$18,446	$21,841	$18,207
6/30/2022	$16,716	$20,014	$16,215
7/31/2022	$17,947	$21,891	$17,784
8/31/2022	$17,290	$21,074	$17,226
9/30/2022	$15,591	$19,120	$15,484
10/31/2022	$17,139	$20,688	$17,119
11/30/2022	$18,015	$21,768	$17,979
12/31/2022	$17,158	$20,493	$16,910
1/31/2023	$18,478	$21,905	$18,600
2/28/2023	$17,932	$21,393	$18,074
3/31/2023	$17,285	$21,965	$17,146
4/30/2023	$17,200	$22,199	$16,918
5/31/2023	$16,578	$22,285	$16,435
6/30/2023	$17,823	$23,807	$17,896
7/31/2023	$18,663	$24,661	$18,945
8/31/2023	$18,319	$24,185	$18,216
9/30/2023	$17,570	$23,032	$17,241
10/31/2023	$16,789	$22,422	$16,273
11/30/2023	$17,848	$24,513	$17,750
12/31/2023	$19,072	$25,813	$19,613
1/31/2024	$18,833	$26,099	$19,063
2/29/2024	$19,453	$27,512	$19,827
3/31/2024	$20,418	$28,399	$20,804
4/30/2024	$19,355	$27,150	$19,496
5/31/2024	$19,904	$28,432	$20,317
6/30/2024	$19,382	$29,313	$19,908
7/31/2024	$21,020	$29,857	$21,520
8/31/2024	$20,896	$30,507	$21,519
9/30/2024	$20,878	$31,138	$21,824
10/31/2024	$20,595	$30,910	$21,549
11/30/2024	$22,012	$32,966	$23,451
12/31/2024	$20,545	$31,958	$21,767
1/31/2025	$21,047	$32,967	$22,508
2/28/2025	$20,597	$32,336	$21,676
3/31/2025	$20,003	$30,449	$20,498
4/30/2025	$19,358	$30,245	$19,905
5/31/2025	$19,952	$32,162	$21,041
6/30/2025	$20,607	$33,796	$21,992
7/31/2025	$20,750	$34,540	$22,374
8/31/2025	$21,958	$35,340	$23,548
9/30/2025	$21,887	$36,559	$23,790
10/31/2025	$21,467	$37,343	$23,728

Average Annual Total Returns

I9DK3	1 Year	5 Years	10 Years
Class C with Load	3.33%	11.94%	7.94%
Class C	4.23%	11.94%	7.94%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class C

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class C

Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I

TSVIX

October 31, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.34%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,275	$10,055	$10,168
12/31/2015	$9,819	$9,849	$9,703
1/31/2016	$9,103	$9,293	$9,108
2/29/2016	$9,058	$9,290	$9,206
3/31/2016	$9,933	$9,944	$10,026
4/30/2016	$10,034	$10,006	$10,220
5/31/2016	$10,266	$10,185	$10,401
6/30/2016	$10,132	$10,206	$10,464
7/31/2016	$10,587	$10,611	$10,940
8/31/2016	$10,774	$10,638	$11,038
9/30/2016	$10,790	$10,655	$11,110
10/31/2016	$10,506	$10,424	$10,778
11/30/2016	$11,591	$10,891	$11,811
12/31/2016	$11,901	$11,103	$12,148
1/31/2017	$12,074	$11,312	$12,214
2/28/2017	$12,427	$11,733	$12,442
3/31/2017	$12,487	$11,741	$12,345
4/30/2017	$12,565	$11,865	$12,332
5/31/2017	$12,561	$11,987	$12,065
6/30/2017	$12,759	$12,095	$12,385
7/31/2017	$12,974	$12,323	$12,481
8/31/2017	$12,638	$12,347	$12,265
9/30/2017	$13,013	$12,648	$12,859
10/31/2017	$13,099	$12,924	$12,930
11/30/2017	$13,681	$13,316	$13,353
12/31/2017	$13,747	$13,450	$13,406
1/31/2018	$14,040	$14,158	$13,575
2/28/2018	$13,498	$13,637	$12,909
3/31/2018	$13,576	$13,363	$13,051
4/30/2018	$13,542	$13,414	$13,192
5/31/2018	$13,796	$13,792	$13,735
6/30/2018	$14,040	$13,883	$13,808
7/31/2018	$14,391	$14,343	$14,082
8/31/2018	$14,698	$14,847	$14,402
9/30/2018	$14,488	$14,871	$14,177
10/31/2018	$13,440	$13,776	$12,965
11/30/2018	$13,679	$14,052	$13,210
12/31/2018	$12,181	$12,745	$11,749
1/31/2019	$13,448	$13,838	$13,062
2/28/2019	$13,882	$14,325	$13,470
3/31/2019	$13,767	$14,534	$13,291
4/30/2019	$14,315	$15,115	$13,757
5/31/2019	$13,344	$14,137	$12,719
6/30/2019	$14,200	$15,129	$13,542
7/31/2019	$14,337	$15,354	$13,630
8/31/2019	$13,651	$15,041	$12,966
9/30/2019	$14,348	$15,305	$13,560
10/31/2019	$14,518	$15,635	$13,755
11/30/2019	$14,842	$16,229	$14,093
12/31/2019	$15,232	$16,698	$14,518
1/31/2020	$14,818	$16,680	$13,989
2/29/2020	$13,343	$15,314	$12,640
3/31/2020	$10,161	$13,208	$9,489
4/30/2020	$11,477	$14,957	$10,744
5/31/2020	$12,044	$15,757	$11,234
6/30/2020	$12,175	$16,117	$11,443
7/31/2020	$12,538	$17,033	$11,787
8/31/2020	$13,014	$18,266	$12,323
9/30/2020	$12,572	$17,601	$11,849
10/31/2020	$12,861	$17,221	$12,116
11/30/2020	$14,881	$19,317	$14,236
12/31/2020	$15,787	$20,186	$15,226
1/31/2021	$15,912	$20,096	$15,563
2/28/2021	$17,142	$20,724	$16,948
3/31/2021	$18,234	$21,467	$17,789
4/30/2021	$18,994	$22,573	$18,552
5/31/2021	$19,423	$22,676	$18,929
6/30/2021	$19,114	$23,236	$18,679
7/31/2021	$18,948	$23,628	$18,405
8/31/2021	$19,360	$24,302	$18,794
9/30/2021	$18,823	$23,212	$18,292
10/31/2021	$19,486	$24,782	$19,161
11/30/2021	$18,971	$24,404	$18,494
12/31/2021	$20,141	$25,365	$19,456
1/31/2022	$19,601	$23,873	$18,467
2/28/2022	$19,690	$23,272	$18,769
3/31/2022	$19,969	$24,026	$19,164
4/30/2022	$18,959	$21,870	$17,865
5/31/2022	$19,760	$21,841	$18,207
6/30/2022	$17,917	$20,014	$16,215
7/31/2022	$19,258	$21,891	$17,784
8/31/2022	$18,572	$21,074	$17,226
9/30/2022	$16,754	$19,120	$15,484
10/31/2022	$18,442	$20,688	$17,119
11/30/2022	$19,396	$21,768	$17,979
12/31/2022	$18,492	$20,493	$16,910
1/31/2023	$19,935	$21,905	$18,600
2/28/2023	$19,356	$21,393	$18,074
3/31/2023	$18,680	$21,965	$17,146
4/30/2023	$18,597	$22,199	$16,918
5/31/2023	$17,948	$22,285	$16,435
6/30/2023	$19,307	$23,807	$17,896
7/31/2023	$20,241	$24,661	$18,945
8/31/2023	$19,879	$24,185	$18,216
9/30/2023	$19,084	$23,032	$17,241
10/31/2023	$18,248	$22,422	$16,273
11/30/2023	$19,419	$24,513	$17,750
12/31/2023	$20,763	$25,813	$19,613
1/31/2024	$20,529	$26,099	$19,063
2/29/2024	$21,224	$27,512	$19,827
3/31/2024	$22,292	$28,399	$20,804
4/30/2024	$21,151	$27,150	$19,496
5/31/2024	$21,765	$28,432	$20,317
6/30/2024	$21,216	$29,313	$19,908
7/31/2024	$23,030	$29,857	$21,520
8/31/2024	$22,913	$30,507	$21,519
9/30/2024	$22,913	$31,138	$21,824
10/31/2024	$22,621	$30,910	$21,549
11/30/2024	$24,193	$32,966	$23,451
12/31/2024	$22,604	$31,958	$21,767
1/31/2025	$23,171	$32,967	$22,508
2/28/2025	$22,702	$32,336	$21,676
3/31/2025	$22,069	$30,449	$20,498
4/30/2025	$21,371	$30,245	$19,905
5/31/2025	$22,053	$32,162	$21,041
6/30/2025	$22,793	$33,796	$21,992
7/31/2025	$22,965	$34,540	$22,374
8/31/2025	$24,330	$35,340	$23,548
9/30/2025	$24,280	$36,559	$23,790
10/31/2025	$23,828	$37,343	$23,728

Average Annual Total Returns

I9DK8	1 Year	5 Years	10 Years
Class I	5.34%	13.13%	9.07%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class I

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I

Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class I2

TSMVX

October 31, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$83	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 5.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,278	$10,055	$10,168
12/31/2015	$9,827	$9,849	$9,703
1/31/2016	$9,107	$9,293	$9,108
2/29/2016	$9,063	$9,290	$9,206
3/31/2016	$9,937	$9,944	$10,026
4/30/2016	$10,042	$10,006	$10,220
5/31/2016	$10,274	$10,185	$10,401
6/30/2016	$10,140	$10,206	$10,464
7/31/2016	$10,599	$10,611	$10,940
8/31/2016	$10,786	$10,638	$11,038
9/30/2016	$10,802	$10,655	$11,110
10/31/2016	$10,518	$10,424	$10,778
11/30/2016	$11,607	$10,891	$11,811
12/31/2016	$11,919	$11,103	$12,148
1/31/2017	$12,091	$11,312	$12,214
2/28/2017	$12,449	$11,733	$12,442
3/31/2017	$12,509	$11,741	$12,345
4/30/2017	$12,587	$11,865	$12,332
5/31/2017	$12,583	$11,987	$12,065
6/30/2017	$12,781	$12,095	$12,385
7/31/2017	$13,001	$12,323	$12,481
8/31/2017	$12,665	$12,347	$12,265
9/30/2017	$13,040	$12,648	$12,859
10/31/2017	$13,126	$12,924	$12,930
11/30/2017	$13,712	$13,316	$13,353
12/31/2017	$13,781	$13,450	$13,406
1/31/2018	$14,074	$14,158	$13,575
2/28/2018	$13,532	$13,637	$12,909
3/31/2018	$13,615	$13,363	$13,051
4/30/2018	$13,576	$13,414	$13,192
5/31/2018	$13,834	$13,792	$13,735
6/30/2018	$14,083	$13,883	$13,808
7/31/2018	$14,435	$14,343	$14,082
8/31/2018	$14,742	$14,847	$14,402
9/30/2018	$14,537	$14,871	$14,177
10/31/2018	$13,483	$13,776	$12,965
11/30/2018	$13,727	$14,052	$13,210
12/31/2018	$12,221	$12,745	$11,749
1/31/2019	$13,491	$13,838	$13,062
2/28/2019	$13,931	$14,325	$13,470
3/31/2019	$13,816	$14,534	$13,291
4/30/2019	$14,371	$15,115	$13,757
5/31/2019	$13,398	$14,137	$12,719
6/30/2019	$14,255	$15,129	$13,542
7/31/2019	$14,393	$15,354	$13,630
8/31/2019	$13,706	$15,041	$12,966
9/30/2019	$14,404	$15,305	$13,560
10/31/2019	$14,580	$15,635	$13,755
11/30/2019	$14,904	$16,229	$14,093
12/31/2019	$15,299	$16,698	$14,518
1/31/2020	$14,883	$16,680	$13,989
2/29/2020	$13,404	$15,314	$12,640
3/31/2020	$10,212	$13,208	$9,489
4/30/2020	$11,532	$14,957	$10,744
5/31/2020	$12,107	$15,757	$11,234
6/30/2020	$12,232	$16,117	$11,443
7/31/2020	$12,596	$17,033	$11,787
8/31/2020	$13,080	$18,266	$12,323
9/30/2020	$12,636	$17,601	$11,849
10/31/2020	$12,932	$17,221	$12,116
11/30/2020	$14,957	$19,317	$14,236
12/31/2020	$15,876	$20,186	$15,226
1/31/2021	$16,013	$20,096	$15,563
2/28/2021	$17,247	$20,724	$16,948
3/31/2021	$18,344	$21,467	$17,789
4/30/2021	$19,107	$22,573	$18,552
5/31/2021	$19,543	$22,676	$18,929
6/30/2021	$19,233	$23,236	$18,679
7/31/2021	$19,067	$23,628	$18,405
8/31/2021	$19,486	$24,302	$18,794
9/30/2021	$18,946	$23,212	$18,292
10/31/2021	$19,618	$24,782	$19,161
11/30/2021	$19,096	$24,404	$18,494
12/31/2021	$20,277	$25,365	$19,456
1/31/2022	$19,735	$23,873	$18,467
2/28/2022	$19,824	$23,272	$18,769
3/31/2022	$20,112	$24,026	$19,164
4/30/2022	$19,078	$21,870	$17,865
5/31/2022	$19,888	$21,841	$18,207
6/30/2022	$18,037	$20,014	$16,215
7/31/2022	$19,390	$21,891	$17,784
8/31/2022	$18,695	$21,074	$17,226
9/30/2022	$16,869	$19,120	$15,484
10/31/2022	$18,567	$20,688	$17,119
11/30/2022	$19,531	$21,768	$17,979
12/31/2022	$18,617	$20,493	$16,910
1/31/2023	$20,074	$21,905	$18,600
2/28/2023	$19,500	$21,393	$18,074
3/31/2023	$18,814	$21,965	$17,146
4/30/2023	$18,736	$22,199	$16,918
5/31/2023	$18,078	$22,285	$16,435
6/30/2023	$19,458	$23,807	$17,896
7/31/2023	$20,396	$24,661	$18,945
8/31/2023	$20,032	$24,185	$18,216
9/30/2023	$19,234	$23,032	$17,241
10/31/2023	$18,393	$22,422	$16,273
11/30/2023	$19,570	$24,513	$17,750
12/31/2023	$20,934	$25,813	$19,613
1/31/2024	$20,691	$26,099	$19,063
2/29/2024	$21,397	$27,512	$19,827
3/31/2024	$22,470	$28,399	$20,804
4/30/2024	$21,331	$27,150	$19,496
5/31/2024	$21,948	$28,432	$20,317
6/30/2024	$21,397	$29,313	$19,908
7/31/2024	$23,228	$29,857	$21,520
8/31/2024	$23,110	$30,507	$21,519
9/30/2024	$23,110	$31,138	$21,824
10/31/2024	$22,816	$30,910	$21,549
11/30/2024	$24,404	$32,966	$23,451
12/31/2024	$22,807	$31,958	$21,767
1/31/2025	$23,386	$32,967	$22,508
2/28/2025	$22,915	$32,336	$21,676
3/31/2025	$22,270	$30,449	$20,498
4/30/2025	$21,567	$30,245	$19,905
5/31/2025	$22,253	$32,162	$21,041
6/30/2025	$23,014	$33,796	$21,992
7/31/2025	$23,187	$34,540	$22,374
8/31/2025	$24,568	$35,340	$23,548
9/30/2025	$24,511	$36,559	$23,790
10/31/2025	$24,064	$37,343	$23,728

Average Annual Total Returns

I9DK4	1 Year	5 Years	10 Years
Class I2	5.47%	13.22%	9.18%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class I2

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class I2

Annual Shareholder Report

Transamerica Small/Mid Cap Value

Class R6

TASMX

October 31, 2025

Fund Overview

Transamerica Small/Mid Cap Value (the "Fund") seeks to maximize total return. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 5.47%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 2500™ Value Index, returned 10.11% over the same period.

  The Fund’s mid cap sleeve underperformed the Russell Midcap® Value Index, a benchmark of the Fund’s mid-cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  The 12-month period ended October 31, 2025, exhibited speculative demand characteristics in the market, favoring expensive momentum and high beta stocks, while penalizing stocks of cheaper valuation and higher quality (as defined by S&P’s quality ratings). This was a challenging backdrop for the mid cap sleeve sub-adviser’s fundamentally oriented price sensitive value process, and for active investing in U.S. equities.

  Within the Fund’s mid cap sleeve, real estate and telecommunications were the top contributors. Within real estate, an underweight allocation was the primary contributor to relative performance. In telecommunications, positions in EchoStar Corp., a satellite TV and internet provider, and Liberty Broadband, a tracking stock for Charter Communications, were the primary contributors.

  Within the Fund’s mid cap sleeve, the primary detractors were healthcare and technology. Within healthcare, an overweight allocation and positions in Baxter International, a manufacturer of medical products, and Centene Corp., a provider of government-sponsored health programs, were the primary detractors from relative performance. Within technology, an underweight to software and hardware sectors, and positions in Clarivate PLC, a database provider, and IAC, a holding company engaged in media and hospitality businesses, were the primary detractors from relative performance.

  The Fund’s small cap sleeve underperformed the Russell 2000® Value Index, a benchmark of the Fund’s small cap sleeve and the Fund, during the fiscal year ended October 31, 2025.

  During the fiscal year, the small cap sleeve’s strategy to invest in high-quality companies with strong debt coverage went unrewarded. Perversely, companies generating negative free cash flow saw their shares considerably outperform the Russell 2000® Value Index, a benchmark of the Fund's small cap sleeve, while stocks of companies exhibiting strong debt coverage materially trailed the Russell 2000® Value Index.

  Within the Fund’s small cap sleeve, the top performers during the fiscal year included a few companies that serve the artificial intelligence (AI) supply chain. Comfort Systems USA and EMCOR Group saw their businesses and backlogs grow, given their respective positions supporting the buildout of data centers and semiconductor factories. Tower Semiconductor’s business, supplying optical connectivity to data centers implementing AI, also saw a step-function increase in business activity during the fiscal year.

  Two of the bottom performers, KBR, Inc. and ICF International, Inc., were hurt by the political process, most notably the formation of the U.S. Department of Government Efficiency (DOGE). Meanwhile, retailer Abercrombie & Fitch was the worst performer during the fiscal year.

  The views expressed reflect the opinions of Thompson, Siegel & Walmsley LLC and Systematic Financial Management, L.P. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Small/Mid Cap Value

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2500™ Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,278	$10,055	$10,168
12/31/2015	$9,822	$9,849	$9,703
1/31/2016	$9,109	$9,293	$9,108
2/29/2016	$9,064	$9,290	$9,206
3/31/2016	$9,939	$9,944	$10,026
4/30/2016	$10,040	$10,006	$10,220
5/31/2016	$10,275	$10,185	$10,401
6/30/2016	$10,142	$10,206	$10,464
7/31/2016	$10,599	$10,611	$10,940
8/31/2016	$10,786	$10,638	$11,038
9/30/2016	$10,806	$10,655	$11,110
10/31/2016	$10,518	$10,424	$10,778
11/30/2016	$11,608	$10,891	$11,811
12/31/2016	$11,919	$11,103	$12,148
1/31/2017	$12,091	$11,312	$12,214
2/28/2017	$12,448	$11,733	$12,442
3/31/2017	$12,508	$11,741	$12,345
4/30/2017	$12,589	$11,865	$12,332
5/31/2017	$12,585	$11,987	$12,065
6/30/2017	$12,783	$12,095	$12,385
7/31/2017	$13,002	$12,323	$12,481
8/31/2017	$12,667	$12,347	$12,265
9/30/2017	$13,045	$12,648	$12,859
10/31/2017	$13,126	$12,924	$12,930
11/30/2017	$13,715	$13,316	$13,353
12/31/2017	$13,778	$13,450	$13,406
1/31/2018	$14,075	$14,158	$13,575
2/28/2018	$13,535	$13,637	$12,909
3/31/2018	$13,613	$13,363	$13,051
4/30/2018	$13,579	$13,414	$13,192
5/31/2018	$13,837	$13,792	$13,735
6/30/2018	$14,085	$13,883	$13,808
7/31/2018	$14,435	$14,343	$14,082
8/31/2018	$14,746	$14,847	$14,402
9/30/2018	$14,537	$14,871	$14,177
10/31/2018	$13,487	$13,776	$12,965
11/30/2018	$13,725	$14,052	$13,210
12/31/2018	$12,221	$12,745	$11,749
1/31/2019	$13,497	$13,838	$13,062
2/28/2019	$13,929	$14,325	$13,470
3/31/2019	$13,814	$14,534	$13,291
4/30/2019	$14,372	$15,115	$13,757
5/31/2019	$13,398	$14,137	$12,719
6/30/2019	$14,257	$15,129	$13,542
7/31/2019	$14,394	$15,354	$13,630
8/31/2019	$13,710	$15,041	$12,966
9/30/2019	$14,405	$15,305	$13,560
10/31/2019	$14,580	$15,635	$13,755
11/30/2019	$14,909	$16,229	$14,093
12/31/2019	$15,296	$16,698	$14,518
1/31/2020	$14,883	$16,680	$13,989
2/29/2020	$13,399	$15,314	$12,640
3/31/2020	$10,211	$13,208	$9,489
4/30/2020	$11,536	$14,957	$10,744
5/31/2020	$12,108	$15,757	$11,234
6/30/2020	$12,232	$16,117	$11,443
7/31/2020	$12,601	$17,033	$11,787
8/31/2020	$13,082	$18,266	$12,323
9/30/2020	$12,635	$17,601	$11,849
10/31/2020	$12,929	$17,221	$12,116
11/30/2020	$14,956	$19,317	$14,236
12/31/2020	$15,876	$20,186	$15,226
1/31/2021	$16,002	$20,096	$15,563
2/28/2021	$17,242	$20,724	$16,948
3/31/2021	$18,339	$21,467	$17,789
4/30/2021	$19,104	$22,573	$18,552
5/31/2021	$19,538	$22,676	$18,929
6/30/2021	$19,224	$23,236	$18,679
7/31/2021	$19,058	$23,628	$18,405
8/31/2021	$19,481	$24,302	$18,794
9/30/2021	$18,938	$23,212	$18,292
10/31/2021	$19,613	$24,782	$19,161
11/30/2021	$19,093	$24,404	$18,494
12/31/2021	$20,269	$25,365	$19,456
1/31/2022	$19,729	$23,873	$18,467
2/28/2022	$19,818	$23,272	$18,769
3/31/2022	$20,104	$24,026	$19,164
4/30/2022	$19,075	$21,870	$17,865
5/31/2022	$19,882	$21,841	$18,207
6/30/2022	$18,034	$20,014	$16,215
7/31/2022	$19,380	$21,891	$17,784
8/31/2022	$18,688	$21,074	$17,226
9/30/2022	$16,866	$19,120	$15,484
10/31/2022	$18,561	$20,688	$17,119
11/30/2022	$19,520	$21,768	$17,979
12/31/2022	$18,611	$20,493	$16,910
1/31/2023	$20,067	$21,905	$18,600
2/28/2023	$19,489	$21,393	$18,074
3/31/2023	$18,806	$21,965	$17,146
4/30/2023	$18,730	$22,199	$16,918
5/31/2023	$18,075	$22,285	$16,435
6/30/2023	$19,447	$23,807	$17,896
7/31/2023	$20,387	$24,661	$18,945
8/31/2023	$20,032	$24,185	$18,216
9/30/2023	$19,224	$23,032	$17,241
10/31/2023	$18,389	$22,422	$16,273
11/30/2023	$19,565	$24,513	$17,750
12/31/2023	$20,921	$25,813	$19,613
1/31/2024	$20,687	$26,099	$19,063
2/29/2024	$21,389	$27,512	$19,827
3/31/2024	$22,464	$28,399	$20,804
4/30/2024	$21,323	$27,150	$19,496
5/31/2024	$21,945	$28,432	$20,317
6/30/2024	$21,389	$29,313	$19,908
7/31/2024	$23,216	$29,857	$21,520
8/31/2024	$23,100	$30,507	$21,519
9/30/2024	$23,107	$31,138	$21,824
10/31/2024	$22,807	$30,910	$21,549
11/30/2024	$24,401	$32,966	$23,451
12/31/2024	$22,798	$31,958	$21,767
1/31/2025	$23,373	$32,967	$22,508
2/28/2025	$22,905	$32,336	$21,676
3/31/2025	$22,264	$30,449	$20,498
4/30/2025	$21,566	$30,245	$19,905
5/31/2025	$22,248	$32,162	$21,041
6/30/2025	$23,003	$33,796	$21,992
7/31/2025	$23,176	$34,540	$22,374
8/31/2025	$24,556	$35,340	$23,548
9/30/2025	$24,507	$36,559	$23,790
10/31/2025	$24,055	$37,343	$23,728

Average Annual Total Returns

I9DKB	1 Year	5 Years	10 Years
Class R6	5.47%	13.22%	9.17%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 2500™ Value IndexFootnote Reference(b)	10.11%	14.39%	9.02%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 2500™ Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe, and is comprised of Russell 2500™ Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$625,909,107
Number of Portfolio Holdings	222
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,878,054

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	14.8%
Industrials	13.9
Health Care	13.7
Consumer Staples	10.6
Information Technology	8.5
Materials	7.7
Consumer Discretionary	7.1
Energy	6.1
Communication Services	5.8
Utilities	4.5
Real Estate	4.1
Repurchase Agreements	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value

Class R6

Top Holdings (Percentage of Net Assets)

Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.5
Graphic Packaging Holding Co.	1.5
Perrigo Co. PLC	1.5
Dominion Energy, Inc.	1.5
Conagra Brands, Inc.	1.4
Commercial Metals Co.	1.3
Evergy, Inc.	1.3
Mosaic Co.	1.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value

Class R6

Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class A

TUNAX

October 31, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 6.69%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Strategic Income

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/1/2020	$9,525	$10,000	$10,000
10/31/2020	$9,618	$9,955	$9,964
11/30/2020	$9,946	$10,053	$10,094
12/31/2020	$10,079	$10,067	$10,129
1/31/2021	$10,105	$9,995	$10,065
2/28/2021	$10,162	$9,850	$9,936
3/31/2021	$10,158	$9,727	$9,820
4/30/2021	$10,213	$9,804	$9,903
5/31/2021	$10,249	$9,836	$9,940
6/30/2021	$10,296	$9,905	$10,013
7/31/2021	$10,284	$10,016	$10,113
8/31/2021	$10,333	$9,997	$10,107
9/30/2021	$10,328	$9,910	$10,020
10/31/2021	$10,303	$9,908	$10,012
11/30/2021	$10,199	$9,937	$10,024
12/31/2021	$10,283	$9,912	$10,017
1/31/2022	$10,201	$9,698	$9,798
2/28/2022	$10,052	$9,590	$9,664
3/31/2022	$10,018	$9,323	$9,405
4/30/2022	$9,890	$8,970	$9,054
5/31/2022	$9,826	$9,027	$9,104
6/30/2022	$9,590	$8,886	$8,922
7/31/2022	$9,691	$9,103	$9,146
8/31/2022	$9,665	$8,846	$8,909
9/30/2022	$9,432	$8,464	$8,525
10/31/2022	$9,392	$8,354	$8,431
11/30/2022	$9,572	$8,661	$8,746
12/31/2022	$9,593	$8,622	$8,716
1/31/2023	$9,759	$8,887	$8,986
2/28/2023	$9,695	$8,658	$8,765
3/31/2023	$9,717	$8,878	$8,971
4/30/2023	$9,750	$8,931	$9,026
5/31/2023	$9,677	$8,834	$8,932
6/30/2023	$9,759	$8,803	$8,918
7/31/2023	$9,857	$8,796	$8,927
8/31/2023	$9,821	$8,740	$8,874
9/30/2023	$9,726	$8,518	$8,662
10/31/2023	$9,645	$8,384	$8,532
11/30/2023	$9,948	$8,763	$8,916
12/31/2023	$10,221	$9,099	$9,254
1/31/2024	$10,243	$9,074	$9,232
2/29/2024	$10,247	$8,946	$9,121
3/31/2024	$10,349	$9,028	$9,211
4/30/2024	$10,230	$8,800	$8,995
5/31/2024	$10,375	$8,949	$9,145
6/30/2024	$10,431	$9,034	$9,228
7/31/2024	$10,621	$9,245	$9,438
8/31/2024	$10,750	$9,378	$9,577
9/30/2024	$10,867	$9,504	$9,708
10/31/2024	$10,728	$9,268	$9,487
11/30/2024	$10,815	$9,366	$9,587
12/31/2024	$10,721	$9,213	$9,443
1/31/2025	$10,795	$9,261	$9,500
2/28/2025	$10,941	$9,465	$9,696
3/31/2025	$10,891	$9,469	$9,694
4/30/2025	$10,891	$9,506	$9,728
5/31/2025	$10,965	$9,438	$9,679
6/30/2025	$11,140	$9,583	$9,829
7/31/2025	$11,178	$9,558	$9,815
8/31/2025	$11,330	$9,672	$9,933
9/30/2025	$11,431	$9,778	$10,038
10/31/2025	$11,458	$9,839	$10,105

Average Annual Total ReturnsFootnote Reference(a)

I6CM1	1 Year	5 Years	Since Inception 10/1/20
Class A with Load	1.72%	2.57%	2.71%
Class A	6.69%	3.56%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	(0.32%)
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	0.21%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Strategic Income

Class A

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Transamerica Strategic Income

Class A

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 1.09% to 0.97% reflect a reduction in the contractual expense limit for Class A shares.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class A

Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class I

TUNIX

October 31, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.67%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 7.01%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Strategic Income

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,944	$9,974	$9,964
12/31/2015	$9,802	$9,941	$9,914
1/31/2016	$9,597	$10,078	$10,023
2/29/2016	$9,478	$10,150	$10,094
3/31/2016	$9,839	$10,243	$10,218
4/30/2016	$10,066	$10,282	$10,288
5/31/2016	$10,122	$10,285	$10,296
6/30/2016	$10,095	$10,469	$10,477
7/31/2016	$10,289	$10,536	$10,563
8/31/2016	$10,373	$10,524	$10,575
9/30/2016	$10,411	$10,517	$10,577
10/31/2016	$10,486	$10,437	$10,507
11/30/2016	$10,365	$10,190	$10,271
12/31/2016	$10,541	$10,205	$10,301
1/31/2017	$10,730	$10,225	$10,338
2/28/2017	$10,845	$10,293	$10,418
3/31/2017	$10,907	$10,288	$10,414
4/30/2017	$10,927	$10,367	$10,500
5/31/2017	$10,945	$10,447	$10,581
6/30/2017	$10,966	$10,437	$10,572
7/31/2017	$11,019	$10,481	$10,625
8/31/2017	$11,030	$10,575	$10,717
10/31/2017	$11,122	$10,531	$10,692
11/30/2017	$11,149	$10,518	$10,676
12/31/2017	$11,187	$10,566	$10,723
1/31/2018	$11,267	$10,444	$10,620
2/28/2018	$11,178	$10,345	$10,519
3/31/2018	$11,143	$10,412	$10,572
4/30/2018	$11,168	$10,334	$10,501
5/31/2018	$11,086	$10,408	$10,559
6/30/2018	$11,049	$10,395	$10,543
7/31/2018	$11,145	$10,398	$10,565
8/31/2018	$11,130	$10,464	$10,618
9/30/2018	$11,202	$10,397	$10,572
10/31/2018	$11,107	$10,315	$10,484
11/30/2018	$10,991	$10,377	$10,531
12/31/2018	$10,807	$10,567	$10,695
1/31/2019	$11,098	$10,679	$10,843
2/28/2019	$11,255	$10,673	$10,855
3/31/2019	$11,298	$10,878	$11,051
4/30/2019	$11,430	$10,881	$11,066
5/31/2019	$11,366	$11,074	$11,236
6/30/2019	$11,463	$11,213	$11,395
7/31/2019	$11,535	$11,238	$11,429
8/31/2019	$11,548	$11,529	$11,687
9/30/2019	$11,582	$11,468	$11,637
10/31/2019	$11,576	$11,502	$11,674
11/30/2019	$11,592	$11,496	$11,672
12/31/2019	$11,717	$11,488	$11,689
1/31/2020	$11,797	$11,709	$11,899
2/29/2020	$11,686	$11,920	$12,077
3/31/2020	$10,600	$11,850	$11,841
4/30/2020	$11,034	$12,061	$12,078
5/31/2020	$11,328	$12,117	$12,191
6/30/2020	$11,529	$12,193	$12,293
7/31/2020	$11,840	$12,375	$12,509
8/31/2020	$11,972	$12,275	$12,437
9/30/2020	$11,888	$12,269	$12,414
10/31/2020	$12,019	$12,214	$12,370
11/30/2020	$12,431	$12,334	$12,531
12/31/2020	$12,599	$12,351	$12,575
1/31/2021	$12,633	$12,262	$12,496
2/28/2021	$12,704	$12,085	$12,334
3/31/2021	$12,702	$11,934	$12,191
4/30/2021	$12,773	$12,028	$12,293
5/31/2021	$12,822	$12,068	$12,340
6/30/2021	$12,883	$12,152	$12,430
7/31/2021	$12,871	$12,288	$12,555
8/31/2021	$12,947	$12,265	$12,547
9/30/2021	$12,944	$12,159	$12,440
10/31/2021	$12,916	$12,155	$12,429
11/30/2021	$12,776	$12,191	$12,444
12/31/2021	$12,880	$12,160	$12,436
1/31/2022	$12,779	$11,898	$12,163
2/28/2022	$12,594	$11,765	$11,998
3/31/2022	$12,568	$11,439	$11,676
4/30/2022	$12,422	$11,005	$11,240
5/31/2022	$12,331	$11,075	$11,302
6/30/2022	$12,037	$10,902	$11,076
7/31/2022	$12,165	$11,168	$11,355
8/31/2022	$12,135	$10,853	$11,060
9/30/2022	$11,845	$10,384	$10,583
10/31/2022	$11,799	$10,249	$10,467
11/30/2022	$12,027	$10,626	$10,857
12/31/2022	$12,055	$10,578	$10,820
1/31/2023	$12,266	$10,904	$11,156
2/28/2023	$12,201	$10,622	$10,882
3/31/2023	$12,217	$10,891	$11,137
4/30/2023	$12,261	$10,957	$11,205
5/31/2023	$12,185	$10,838	$11,089
6/30/2023	$12,290	$10,799	$11,072
7/31/2023	$12,402	$10,792	$11,083
8/31/2023	$12,360	$10,723	$11,016
9/30/2023	$12,241	$10,451	$10,753
10/31/2023	$12,142	$10,286	$10,592
11/30/2023	$12,526	$10,751	$11,068
12/31/2023	$12,872	$11,163	$11,488
1/31/2024	$12,902	$11,132	$11,461
2/29/2024	$12,910	$10,975	$11,323
3/31/2024	$13,041	$11,076	$11,435
4/30/2024	$12,894	$10,797	$11,167
5/31/2024	$13,078	$10,980	$11,352
6/30/2024	$13,168	$11,084	$11,456
7/31/2024	$13,395	$11,342	$11,716
8/31/2024	$13,561	$11,505	$11,889
9/30/2024	$13,711	$11,660	$12,052
10/31/2024	$13,538	$11,370	$11,778
11/30/2024	$13,651	$11,491	$11,902
12/31/2024	$13,550	$11,303	$11,722
1/31/2025	$13,631	$11,362	$11,793
2/28/2025	$13,817	$11,612	$12,037
3/31/2025	$13,774	$11,617	$12,034
4/30/2025	$13,762	$11,663	$12,077
5/31/2025	$13,860	$11,579	$12,015
6/30/2025	$14,085	$11,757	$12,203
7/31/2025	$14,137	$11,726	$12,185
8/31/2025	$14,333	$11,866	$12,331
9/30/2025	$14,465	$11,996	$12,462
10/31/2025	$14,504	$12,071	$12,544

Average Annual Total ReturnsFootnote Reference(a)

I6CM8	1 Year	5 Years	10 Years
Class I	7.01%	3.83%	3.79%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	2.29%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Strategic Income

Class I

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Transamerica Strategic Income

Class I

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.85% to 0.73% to reflect a contractual agreement by TAM to reimburse 0.10% of the transfer agency fees for Class I shares for the Fund through March 1, 2026, and a reduction in the contractual expense limit for Class I shares.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I

Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$69	0.67%Footnote Reference*
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Fund invests.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 7.05%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 6.16%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 6.51% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Strategic Income

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,935	$9,974	$9,964
12/31/2015	$9,794	$9,941	$9,914
1/31/2016	$9,590	$10,078	$10,023
2/29/2016	$9,472	$10,150	$10,094
3/31/2016	$9,834	$10,243	$10,218
4/30/2016	$10,062	$10,282	$10,288
5/31/2016	$10,129	$10,285	$10,296
6/30/2016	$10,093	$10,469	$10,477
7/31/2016	$10,288	$10,536	$10,563
8/31/2016	$10,372	$10,524	$10,575
9/30/2016	$10,422	$10,517	$10,577
10/31/2016	$10,487	$10,437	$10,507
11/30/2016	$10,367	$10,190	$10,271
12/31/2016	$10,557	$10,205	$10,301
1/31/2017	$10,748	$10,225	$10,338
2/28/2017	$10,865	$10,293	$10,418
3/31/2017	$10,916	$10,288	$10,414
4/30/2017	$10,952	$10,367	$10,500
5/31/2017	$10,963	$10,447	$10,581
6/30/2017	$10,988	$10,437	$10,572
7/31/2017	$11,035	$10,481	$10,625
8/31/2017	$11,049	$10,575	$10,717
10/31/2017	$11,150	$10,531	$10,692
11/30/2017	$11,169	$10,518	$10,676
12/31/2017	$11,210	$10,566	$10,723
1/31/2018	$11,292	$10,444	$10,620
2/28/2018	$11,204	$10,345	$10,519
3/31/2018	$11,169	$10,412	$10,572
4/30/2018	$11,195	$10,334	$10,501
5/31/2018	$11,113	$10,408	$10,559
6/30/2018	$11,076	$10,395	$10,543
7/31/2018	$11,174	$10,398	$10,565
8/31/2018	$11,160	$10,464	$10,618
9/30/2018	$11,233	$10,397	$10,572
10/31/2018	$11,138	$10,315	$10,484
11/30/2018	$11,034	$10,377	$10,531
12/31/2018	$10,849	$10,567	$10,695
1/31/2019	$11,155	$10,679	$10,843
2/28/2019	$11,302	$10,673	$10,855
3/31/2019	$11,347	$10,878	$11,051
4/30/2019	$11,480	$10,881	$11,066
5/31/2019	$11,416	$11,074	$11,236
6/30/2019	$11,527	$11,213	$11,395
7/31/2019	$11,589	$11,238	$11,429
8/31/2019	$11,602	$11,529	$11,687
9/30/2019	$11,638	$11,468	$11,637
10/31/2019	$11,644	$11,502	$11,674
11/30/2019	$11,661	$11,496	$11,672
12/31/2019	$11,788	$11,488	$11,689
1/31/2020	$11,870	$11,709	$11,899
2/29/2020	$11,759	$11,920	$12,077
3/31/2020	$10,665	$11,850	$11,841
4/30/2020	$11,091	$12,061	$12,078
5/31/2020	$11,401	$12,117	$12,191
6/30/2020	$11,592	$12,193	$12,293
7/31/2020	$11,907	$12,375	$12,509
8/31/2020	$12,053	$12,275	$12,437
9/30/2020	$11,969	$12,269	$12,414
10/31/2020	$12,102	$12,214	$12,370
11/30/2020	$12,518	$12,334	$12,531
12/31/2020	$12,689	$12,351	$12,575
1/31/2021	$12,712	$12,262	$12,496
2/28/2021	$12,785	$12,085	$12,334
3/31/2021	$12,783	$11,934	$12,191
4/30/2021	$12,856	$12,028	$12,293
5/31/2021	$12,919	$12,068	$12,340
6/30/2021	$12,982	$12,152	$12,430
7/31/2021	$12,957	$12,288	$12,555
8/31/2021	$13,023	$12,265	$12,547
9/30/2021	$13,033	$12,159	$12,440
10/31/2021	$13,006	$12,155	$12,429
11/30/2021	$12,866	$12,191	$12,444
12/31/2021	$12,976	$12,160	$12,436
1/31/2022	$12,876	$11,898	$12,163
2/28/2022	$12,675	$11,765	$11,998
3/31/2022	$12,650	$11,439	$11,676
4/30/2022	$12,489	$11,005	$11,240
5/31/2022	$12,413	$11,075	$11,302
6/30/2022	$12,116	$10,902	$11,076
7/31/2022	$12,246	$11,168	$11,355
8/31/2022	$12,217	$10,853	$11,060
9/30/2022	$11,910	$10,384	$10,583
10/31/2022	$11,876	$10,249	$10,467
11/30/2022	$12,108	$10,626	$10,857
12/31/2022	$12,137	$10,578	$10,820
1/31/2023	$12,351	$10,904	$11,156
2/28/2023	$12,272	$10,622	$10,882
3/31/2023	$12,303	$10,891	$11,137
4/30/2023	$12,348	$10,957	$11,205
5/31/2023	$12,259	$10,838	$11,089
6/30/2023	$12,365	$10,799	$11,072
7/31/2023	$12,493	$10,792	$11,083
8/31/2023	$12,451	$10,723	$11,016
9/30/2023	$12,319	$10,451	$10,753
10/31/2023	$12,233	$10,286	$10,592
11/30/2023	$12,608	$10,751	$11,068
12/31/2023	$12,959	$11,163	$11,488
1/31/2024	$12,990	$11,132	$11,461
2/29/2024	$12,999	$10,975	$11,323
3/31/2024	$13,133	$11,076	$11,435
4/30/2024	$12,984	$10,797	$11,167
5/31/2024	$13,171	$10,980	$11,352
6/30/2024	$13,262	$11,084	$11,456
7/31/2024	$13,493	$11,342	$11,716
8/31/2024	$13,662	$11,505	$11,889
9/30/2024	$13,830	$11,660	$12,052
10/31/2024	$13,639	$11,370	$11,778
11/30/2024	$13,754	$11,491	$11,902
12/31/2024	$13,652	$11,303	$11,722
1/31/2025	$13,751	$11,362	$11,793
2/28/2025	$13,925	$11,612	$12,037
3/31/2025	$13,865	$11,617	$12,034
4/30/2025	$13,868	$11,663	$12,077
5/31/2025	$13,967	$11,579	$12,015
6/30/2025	$14,195	$11,757	$12,203
7/31/2025	$14,247	$11,726	$12,185
8/31/2025	$14,446	$11,866	$12,331
9/30/2025	$14,579	$11,996	$12,462
10/31/2025	$14,618	$12,071	$12,544

Average Annual Total ReturnsFootnote Reference(a)

I6CM4	1 Year	5 Years	10 Years
Class I2	7.05%	3.85%	3.87%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	6.16%	(0.24%)	1.90%
Bloomberg US Universal Bond IndexFootnote Reference(c)	6.51%	0.28%	2.29%
Footnote	Description
Footnote(a)	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based benchmark. The benchmark changes were made to more accurately reflect the principal investment strategies of the Fund. From June 3, 2024 to March 1, 2025, the Fund’s broad-based benchmark was the Bloomberg US Universal Bond Index, and that index is now the performance benchmark for the Fund.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(c)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Strategic Income

Class I2

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Transamerica Strategic Income

Class I2

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

  The Fund’s Annual Fund Operating Expenses were restated from 0.75% to 0.63% to reflect a reduction in the contractual expense limit for Class I2 shares.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class I2

Annual Shareholder Report

Transamerica Strategic Income

(formerly, Transamerica Unconstrained Bond)

Class R6

TUNRX

October 31, 2025

Fund Overview

Transamerica Strategic Income (the "Fund") seeks to provide a high level of current income with long-term capital appreciation as a secondary objective. This annual shareholder report contains important information for the period of June 2, 2025 (Class R6 commencement of operations) to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27Footnote Reference*	0.63%Footnote Reference†,Footnote Reference‡
Footnote	Description
Footnote*	Expenses shown are for the period June 2, 2025 through October 31, 2025 and would be higher for a full twelve-month reporting period.
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.
Footnote‡	Annualized.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 4.74%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Index, returned 4.25%. The performance benchmark, the Bloomberg US Universal Bond Index, returned 4.40% over the same period.

  Despite headwinds from tariff policies, core U.S. inflation declined. The yield-to-maturity on 10-year U.S. Treasury notes also declined. Given the rally in U.S. Treasury rates amid a backdrop of still stubbornly high inflation, the sub-adviser decreased the Fund’s overall portfolio duration from 4.4 years to 3.8 years.

  At NAV, the Fund outperformed the Bloomberg US Aggregate Bond Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  The Fund benefited from both asset allocation and security selection relative to the benchmark.

  The sub-adviser increased allocations to U.S. high yield, U.S. intermediate investment grade credit and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to Asian high yield, emerging markets investment grade corporates and U.S. Treasuries.

  Allocations to U.S. high yield bonds, MBS, bank loans and intermediate investment grade credit were among contributors to relative performance. The Fund also had notable security selection contributions from bank loans, U.S. high yield bonds, emerging markets investment grade corporates, and investment grade collateralized loan obligation debt tranches. Security selection among contingent convertibles and preferred securities detracted from relative performance.

  The views expressed reflect the opinions of PineBridge Investments LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Strategic Income

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Bond Index
6/2/2025	$10,000	$10,000	$10,000
6/30/2025	$10,172	$10,154	$10,156
7/31/2025	$10,209	$10,127	$10,141
8/31/2025	$10,351	$10,248	$10,263
9/30/2025	$10,446	$10,360	$10,372
10/31/2025	$10,474	$10,425	$10,440

Average Annual Total Returns

I6CMB	Since Inception 6/2/25
Class R6	4.74%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	4.25%
Bloomberg US Universal Bond IndexFootnote Reference(b)	4.40%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$254,204,557
Number of Portfolio Holdings	967
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (net of waivers and reimbursements)	$951,933
Average MaturityFootnote Reference§	8.68 years
DurationFootnote Reference†	3.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Strategic Income

Class R6

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	19.7%
AAA	0.1
AA	1.4
A	7.0
BBB	23.0
BB	19.3
B	19.6
CCC	1.6
Below CCC	0.2
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	47.0%
Loan Assignments	17.0
U.S. Government Agency Obligations	16.4
Asset-Backed Securities	6.7
Short-Term Investment Companies	5.4
U.S. Government Obligations	3.3
Other Investment Company	2.9
Preferred Stocks	2.2
Foreign Government Obligations	0.6
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, Class Premier, 4.01%, 12/31/2030	5.4%
Federal National Mortgage Association, 2.50%, 02/01/2052	2.1
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.7
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.48%, 07/20/2038	1.5
Federal National Mortgage Association, 2.50%, 02/01/2038	1.3
Federal National Mortgage Association, 2.50%, 04/01/2037	1.1
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.71%, 04/26/2038	0.9
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.50%, 04/15/2036	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 7.25%, 08/20/2034	0.8
Federal Home Loan Mortgage Corp., 3.00%, 09/01/2052	0.8

Transamerica Strategic Income

Class R6

Material Fund Changes

This is a summary of certain changes to the Fund since June 2, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2026.

Effective March 1, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 18, 2024, the following occurred:

  The Fund’s name changed from Transamerica Unconstrained Bond to Transamerica Strategic Income.

  The Fund revised its investment objective and investment strategies to reflect the change in the Fund’s principal investment strategies from an unconstrained approach seeking total return to a more income focused approach that diversifies assets among fixed income sectors with capital appreciation as a secondary objective.

  The Fund’s Annual Fund Operating Expenses were restated to reflect the new reduced management fee schedule.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Strategic Income

Class R6

Annual Shareholder Report

Transamerica Sustainable Equity Income

Class A

TDFAX

October 31, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 7.75%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Sustainable Equity Income

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$9,451	$10,000	$10,000
11/30/2015	$9,533	$10,055	$10,038
12/31/2015	$9,347	$9,849	$9,822
1/31/2016	$8,955	$9,293	$9,315
2/29/2016	$8,938	$9,290	$9,312
3/31/2016	$9,451	$9,944	$9,983
4/30/2016	$9,661	$10,006	$10,193
5/31/2016	$9,696	$10,185	$10,351
6/30/2016	$9,767	$10,206	$10,441
7/31/2016	$10,039	$10,611	$10,744
8/31/2016	$10,092	$10,638	$10,827
9/30/2016	$9,946	$10,655	$10,804
10/31/2016	$9,858	$10,424	$10,637
11/30/2016	$10,485	$10,891	$11,245
12/31/2016	$10,714	$11,103	$11,526
1/31/2017	$10,795	$11,312	$11,608
2/28/2017	$11,241	$11,733	$12,025
3/31/2017	$11,150	$11,741	$11,902
4/30/2017	$11,140	$11,865	$11,880
5/31/2017	$11,242	$11,987	$11,868
6/30/2017	$11,464	$12,095	$12,062
7/31/2017	$11,444	$12,323	$12,223
8/31/2017	$11,372	$12,347	$12,080
9/30/2017	$11,781	$12,648	$12,438
10/31/2017	$11,864	$12,924	$12,528
11/30/2017	$12,162	$13,316	$12,912
12/31/2017	$12,418	$13,450	$13,101
1/31/2018	$12,836	$14,158	$13,607
2/28/2018	$12,164	$13,637	$12,957
3/31/2018	$11,969	$13,363	$12,729
4/30/2018	$12,102	$13,414	$12,771
5/31/2018	$12,025	$13,792	$12,847
6/30/2018	$12,047	$13,883	$12,879
7/31/2018	$12,536	$14,343	$13,389
8/31/2018	$12,614	$14,847	$13,587
9/30/2018	$12,567	$14,871	$13,614
10/31/2018	$11,840	$13,776	$12,909
11/30/2018	$12,086	$14,052	$13,294
12/31/2018	$10,885	$12,745	$12,018
1/31/2019	$11,783	$13,838	$12,953
2/28/2019	$12,074	$14,325	$13,367
3/31/2019	$12,116	$14,534	$13,452
4/30/2019	$12,355	$15,115	$13,929
5/31/2019	$11,465	$14,137	$13,033
6/30/2019	$12,300	$15,129	$13,969
7/31/2019	$12,474	$15,354	$14,085
8/31/2019	$12,234	$15,041	$13,671
9/30/2019	$12,664	$15,305	$14,158
10/31/2019	$12,839	$15,635	$14,356
11/30/2019	$13,161	$16,229	$14,800
12/31/2019	$13,413	$16,698	$15,207
1/31/2020	$12,912	$16,680	$14,880
2/29/2020	$11,651	$15,314	$13,439
3/31/2020	$9,404	$13,208	$11,142
4/30/2020	$10,215	$14,957	$12,395
5/31/2020	$10,628	$15,757	$12,820
6/30/2020	$10,528	$16,117	$12,735
7/31/2020	$10,774	$17,033	$13,238
8/31/2020	$11,035	$18,266	$13,785
9/30/2020	$10,697	$17,601	$13,447
10/31/2020	$10,589	$17,221	$13,270
11/30/2020	$12,118	$19,317	$15,055
12/31/2020	$12,349	$20,186	$15,632
1/31/2021	$12,334	$20,096	$15,489
2/28/2021	$12,536	$20,724	$16,425
3/31/2021	$13,355	$21,467	$17,392
4/30/2021	$13,683	$22,573	$18,087
5/31/2021	$14,121	$22,676	$18,509
6/30/2021	$14,076	$23,236	$18,297
7/31/2021	$14,388	$23,628	$18,444
8/31/2021	$14,889	$24,302	$18,809
9/30/2021	$14,077	$23,212	$18,155
10/31/2021	$14,923	$24,782	$19,077
11/30/2021	$14,390	$24,404	$18,404
12/31/2021	$15,065	$25,365	$19,565
1/31/2022	$14,367	$23,873	$19,110
2/28/2022	$13,927	$23,272	$18,888
3/31/2022	$14,359	$24,026	$19,421
4/30/2022	$13,474	$21,870	$18,326
5/31/2022	$13,584	$21,841	$18,682
6/30/2022	$12,527	$20,014	$17,050
7/31/2022	$13,175	$21,891	$18,180
8/31/2022	$12,731	$21,074	$17,639
9/30/2022	$11,623	$19,120	$16,092
10/31/2022	$12,777	$20,688	$17,742
11/30/2022	$13,802	$21,768	$18,850
12/31/2022	$13,310	$20,493	$18,091
1/31/2023	$13,871	$21,905	$19,028
2/28/2023	$13,516	$21,393	$18,357
3/31/2023	$13,245	$21,965	$18,273
4/30/2023	$13,188	$22,199	$18,548
5/31/2023	$12,682	$22,285	$17,833
6/30/2023	$13,470	$23,807	$19,017
7/31/2023	$13,696	$24,661	$19,686
8/31/2023	$13,338	$24,185	$19,154
9/30/2023	$12,722	$23,032	$18,415
10/31/2023	$12,533	$22,422	$17,766
11/30/2023	$13,346	$24,513	$19,106
12/31/2023	$14,088	$25,813	$20,164
1/31/2024	$14,298	$26,099	$20,185
2/29/2024	$14,830	$27,512	$20,930
3/31/2024	$15,469	$28,399	$21,976
4/30/2024	$14,820	$27,150	$21,037
5/31/2024	$15,221	$28,432	$21,704
6/30/2024	$15,268	$29,313	$21,500
7/31/2024	$15,938	$29,857	$22,599
8/31/2024	$16,398	$30,507	$23,205
9/30/2024	$16,710	$31,138	$23,528
10/31/2024	$16,480	$30,910	$23,269
11/30/2024	$17,459	$32,966	$24,755
12/31/2024	$16,378	$31,958	$23,061
1/31/2025	$16,936	$32,967	$24,129
2/28/2025	$17,122	$32,336	$24,227
3/31/2025	$16,492	$30,449	$23,554
4/30/2025	$16,140	$30,245	$22,836
5/31/2025	$16,886	$32,162	$23,638
6/30/2025	$17,366	$33,796	$24,446
7/31/2025	$17,262	$34,540	$24,586
8/31/2025	$17,658	$35,340	$25,370
9/30/2025	$17,903	$36,559	$25,749
10/31/2025	$17,757	$37,343	$25,863

Average Annual Total Returns

I4CP1	1 Year	5 Years	10 Years
Class A with Load	1.82%	9.64%	5.91%
Class A	7.75%	10.89%	6.51%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class A

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class A

Annual Shareholder Report

Transamerica Sustainable Equity Income

Class C

TDFCX

October 31, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 6.88%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Sustainable Equity Income

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,087	$10,055	$10,038
12/31/2015	$9,870	$9,849	$9,822
1/31/2016	$9,464	$9,293	$9,315
2/29/2016	$9,436	$9,290	$9,312
3/31/2016	$9,970	$9,944	$9,983
4/30/2016	$10,183	$10,006	$10,193
5/31/2016	$10,211	$10,185	$10,351
6/30/2016	$10,275	$10,206	$10,441
7/31/2016	$10,563	$10,611	$10,744
8/31/2016	$10,609	$10,638	$10,827
9/30/2016	$10,444	$10,655	$10,804
10/31/2016	$10,341	$10,424	$10,637
11/30/2016	$10,994	$10,891	$11,245
12/31/2016	$11,228	$11,103	$11,526
1/31/2017	$11,303	$11,312	$11,608
2/28/2017	$11,763	$11,733	$12,025
3/31/2017	$11,665	$11,741	$11,902
4/30/2017	$11,655	$11,865	$11,880
5/31/2017	$11,740	$11,987	$11,868
6/30/2017	$11,971	$12,095	$12,062
7/31/2017	$11,938	$12,323	$12,223
8/31/2017	$11,852	$12,347	$12,080
10/31/2017	$12,349	$12,924	$12,528
11/30/2017	$12,651	$13,316	$12,912
12/31/2017	$12,914	$13,450	$13,101
1/31/2018	$13,340	$14,158	$13,607
2/28/2018	$12,626	$13,637	$12,957
3/31/2018	$12,420	$13,363	$12,729
4/30/2018	$12,546	$13,414	$12,771
5/31/2018	$12,466	$13,792	$12,847
6/30/2018	$12,474	$13,883	$12,879
7/31/2018	$12,972	$14,343	$13,389
8/31/2018	$13,041	$14,847	$13,587
9/30/2018	$12,973	$14,871	$13,614
10/31/2018	$12,218	$13,776	$12,909
11/30/2018	$12,474	$14,052	$13,294
12/31/2018	$11,222	$12,745	$12,018
1/31/2019	$12,139	$13,838	$12,953
2/28/2019	$12,440	$14,325	$13,367
3/31/2019	$12,467	$14,534	$13,452
4/30/2019	$12,700	$15,115	$13,929
5/31/2019	$11,780	$14,137	$13,033
6/30/2019	$12,631	$15,129	$13,969
7/31/2019	$12,796	$15,354	$14,085
8/31/2019	$12,534	$15,041	$13,671
9/30/2019	$12,964	$15,305	$14,158
10/31/2019	$13,144	$15,635	$14,356
11/30/2019	$13,461	$16,229	$14,800
12/31/2019	$13,709	$16,698	$15,207
1/31/2020	$13,178	$16,680	$14,880
2/29/2020	$11,882	$15,314	$13,439
3/31/2020	$9,590	$13,208	$11,142
4/30/2020	$10,421	$14,957	$12,395
5/31/2020	$10,828	$15,757	$12,820
6/30/2020	$10,713	$16,117	$12,735
7/31/2020	$10,965	$17,033	$13,238
8/31/2020	$11,216	$18,266	$13,785
9/30/2020	$10,877	$17,601	$13,447
10/31/2020	$10,751	$17,221	$13,270
11/30/2020	$12,293	$19,317	$15,055
12/31/2020	$12,516	$20,186	$15,632
1/31/2021	$12,500	$20,096	$15,489
2/28/2021	$12,690	$20,724	$16,425
3/31/2021	$13,501	$21,467	$17,392
4/30/2021	$13,834	$22,573	$18,087
5/31/2021	$14,262	$22,676	$18,509
6/30/2021	$14,214	$23,236	$18,297
7/31/2021	$14,515	$23,628	$18,444
8/31/2021	$15,007	$24,302	$18,809
9/30/2021	$14,167	$23,212	$18,155
10/31/2021	$15,022	$24,782	$19,077
11/30/2021	$14,468	$24,404	$18,404
12/31/2021	$15,132	$25,365	$19,565
1/31/2022	$14,427	$23,873	$19,110
2/28/2022	$13,982	$23,272	$18,888
3/31/2022	$14,386	$24,026	$19,421
4/30/2022	$13,513	$21,870	$18,326
5/31/2022	$13,587	$21,841	$18,682
6/30/2022	$12,529	$20,014	$17,050
7/31/2022	$13,163	$21,891	$18,180
8/31/2022	$12,716	$21,074	$17,639
9/30/2022	$11,608	$19,120	$16,092
10/31/2022	$12,730	$20,688	$17,742
11/30/2022	$13,758	$21,768	$18,850
12/31/2022	$13,253	$20,493	$18,091
1/31/2023	$13,796	$21,905	$19,028
2/28/2023	$13,440	$21,393	$18,357
3/31/2023	$13,174	$21,965	$18,273
4/30/2023	$13,080	$22,199	$18,548
5/31/2023	$12,593	$22,285	$17,833
6/30/2023	$13,352	$23,807	$19,017
7/31/2023	$13,578	$24,661	$19,686
8/31/2023	$13,221	$24,185	$19,154
9/30/2023	$12,595	$23,032	$18,415
10/31/2023	$12,388	$22,422	$17,766
11/30/2023	$13,196	$24,513	$19,106
12/31/2023	$13,923	$25,813	$20,164
1/31/2024	$14,093	$26,099	$20,185
2/29/2024	$14,621	$27,512	$20,930
3/31/2024	$15,223	$28,399	$21,976
4/30/2024	$14,580	$27,150	$21,037
5/31/2024	$14,977	$28,432	$21,704
6/30/2024	$15,012	$29,313	$21,500
7/31/2024	$15,655	$29,857	$22,599
8/31/2024	$16,110	$30,507	$23,205
9/30/2024	$16,385	$31,138	$23,528
10/31/2024	$16,157	$30,910	$23,269
11/30/2024	$17,104	$32,966	$24,755
12/31/2024	$16,032	$31,958	$23,061
1/31/2025	$16,561	$32,967	$24,129
2/28/2025	$16,723	$32,336	$24,227
3/31/2025	$16,110	$30,449	$23,554
4/30/2025	$15,764	$30,245	$22,836
5/31/2025	$16,476	$32,162	$23,638
6/30/2025	$16,912	$33,796	$24,446
7/31/2025	$16,810	$34,540	$24,586
8/31/2025	$17,177	$35,340	$25,370
9/30/2025	$17,412	$36,559	$25,749
10/31/2025	$17,270	$37,343	$25,863

Average Annual Total Returns

I4CP3	1 Year	5 Years	10 Years
Class C with Load	5.89%	9.94%	5.62%
Class C	6.88%	9.94%	5.62%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class C

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class C

Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I

TDFIX

October 31, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 8.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Sustainable Equity Income

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,086	$10,055	$10,038
12/31/2015	$9,884	$9,849	$9,822
1/31/2016	$9,479	$9,293	$9,315
2/29/2016	$9,460	$9,290	$9,312
3/31/2016	$10,007	$9,944	$9,983
4/30/2016	$10,229	$10,006	$10,193
5/31/2016	$10,266	$10,185	$10,351
6/30/2016	$10,337	$10,206	$10,441
7/31/2016	$10,635	$10,611	$10,744
8/31/2016	$10,691	$10,638	$10,827
9/30/2016	$10,531	$10,655	$10,804
10/31/2016	$10,438	$10,424	$10,637
11/30/2016	$11,112	$10,891	$11,245
12/31/2016	$11,348	$11,103	$11,526
1/31/2017	$11,434	$11,312	$11,608
2/28/2017	$11,918	$11,733	$12,025
3/31/2017	$11,827	$11,741	$11,902
4/30/2017	$11,816	$11,865	$11,880
5/31/2017	$11,913	$11,987	$11,868
6/30/2017	$12,154	$12,095	$12,062
7/31/2017	$12,132	$12,323	$12,223
8/31/2017	$12,067	$12,347	$12,080
10/31/2017	$12,584	$12,924	$12,528
11/30/2017	$12,911	$13,316	$12,912
12/31/2017	$13,180	$13,450	$13,101
1/31/2018	$13,636	$14,158	$13,607
2/28/2018	$12,922	$13,637	$12,957
3/31/2018	$12,718	$13,363	$12,729
4/30/2018	$12,859	$13,414	$12,771
5/31/2018	$12,777	$13,792	$12,847
6/30/2018	$12,806	$13,883	$12,879
7/31/2018	$13,326	$14,343	$13,389
8/31/2018	$13,409	$14,847	$13,587
9/30/2018	$13,352	$14,871	$13,614
10/31/2018	$12,591	$13,776	$12,909
11/30/2018	$12,853	$14,052	$13,294
12/31/2018	$11,583	$12,745	$12,018
1/31/2019	$12,525	$13,838	$12,953
2/28/2019	$12,849	$14,325	$13,367
3/31/2019	$12,885	$14,534	$13,452
4/30/2019	$13,139	$15,115	$13,929
5/31/2019	$12,206	$14,137	$13,033
6/30/2019	$13,101	$15,129	$13,969
7/31/2019	$13,272	$15,354	$14,085
8/31/2019	$13,030	$15,041	$13,671
9/30/2019	$13,480	$15,305	$14,158
10/31/2019	$13,680	$15,635	$14,356
11/30/2019	$14,023	$16,229	$14,800
12/31/2019	$14,283	$16,698	$15,207
1/31/2020	$13,765	$16,680	$14,880
2/29/2020	$12,420	$15,314	$13,439
3/31/2020	$10,031	$13,208	$11,142
4/30/2020	$10,896	$14,957	$12,395
5/31/2020	$11,336	$15,757	$12,820
6/30/2020	$11,235	$16,117	$12,735
7/31/2020	$11,497	$17,033	$13,238
8/31/2020	$11,760	$18,266	$13,785
9/30/2020	$11,421	$17,601	$13,447
10/31/2020	$11,306	$17,221	$13,270
11/30/2020	$12,937	$19,317	$15,055
12/31/2020	$13,189	$20,186	$15,632
1/31/2021	$13,172	$20,096	$15,489
2/28/2021	$13,388	$20,724	$16,425
3/31/2021	$14,252	$21,467	$17,392
4/30/2021	$14,636	$22,573	$18,087
5/31/2021	$15,103	$22,676	$18,509
6/30/2021	$15,062	$23,236	$18,297
7/31/2021	$15,396	$23,628	$18,444
8/31/2021	$15,931	$24,302	$18,809
9/30/2021	$15,053	$23,212	$18,155
10/31/2021	$15,974	$24,782	$19,077
11/30/2021	$15,388	$24,404	$18,404
12/31/2021	$16,136	$25,365	$19,565
1/31/2022	$15,390	$23,873	$19,110
2/28/2022	$14,919	$23,272	$18,888
3/31/2022	$15,367	$24,026	$19,421
4/30/2022	$14,499	$21,870	$18,326
5/31/2022	$14,618	$21,841	$18,682
6/30/2022	$13,474	$20,014	$17,050
7/31/2022	$14,168	$21,891	$18,180
8/31/2022	$13,712	$21,074	$17,639
9/30/2022	$12,512	$19,120	$16,092
10/31/2022	$13,763	$20,688	$17,742
11/30/2022	$14,887	$21,768	$18,850
12/31/2022	$14,344	$20,493	$18,091
1/31/2023	$14,948	$21,905	$19,028
2/28/2023	$14,565	$21,393	$18,357
3/31/2023	$14,300	$21,965	$18,273
4/30/2023	$14,219	$22,199	$18,548
5/31/2023	$13,693	$22,285	$17,833
6/30/2023	$14,530	$23,807	$19,017
7/31/2023	$14,794	$24,661	$19,686
8/31/2023	$14,408	$24,185	$19,154
9/30/2023	$13,750	$23,032	$18,415
10/31/2023	$13,525	$22,422	$17,766
11/30/2023	$14,423	$24,513	$19,106
12/31/2023	$15,232	$25,813	$20,164
1/31/2024	$15,458	$26,099	$20,185
2/29/2024	$16,033	$27,512	$20,930
3/31/2024	$16,730	$28,399	$21,976
4/30/2024	$16,029	$27,150	$21,037
5/31/2024	$16,483	$28,432	$21,704
6/30/2024	$16,521	$29,313	$21,500
7/31/2024	$17,246	$29,857	$22,599
8/31/2024	$17,763	$30,507	$23,205
9/30/2024	$18,088	$31,138	$23,528
10/31/2024	$17,860	$30,910	$23,269
11/30/2024	$18,919	$32,966	$24,755
12/31/2024	$17,757	$31,958	$23,061
1/31/2025	$18,360	$32,967	$24,129
2/28/2025	$18,561	$32,336	$24,227
3/31/2025	$17,889	$30,449	$23,554
4/30/2025	$17,508	$30,245	$22,836
5/31/2025	$18,315	$32,162	$23,638
6/30/2025	$18,843	$33,796	$24,446
7/31/2025	$18,753	$34,540	$24,586
8/31/2025	$19,181	$35,340	$25,370
9/30/2025	$19,457	$36,559	$25,749
10/31/2025	$19,299	$37,343	$25,863

Average Annual Total Returns

I4CP8	1 Year	5 Years	10 Years
Class I	8.06%	11.29%	6.80%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class I

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I

Annual Shareholder Report

Transamerica Sustainable Equity Income

Class I2

TRDIX

October 31, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$80	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 8.06%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Sustainable Equity Income

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,094	$10,055	$10,038
12/31/2015	$9,896	$9,849	$9,822
1/31/2016	$9,490	$9,293	$9,315
2/29/2016	$9,472	$9,290	$9,312
3/31/2016	$10,012	$9,944	$9,983
4/30/2016	$10,244	$10,006	$10,193
5/31/2016	$10,281	$10,185	$10,351
6/30/2016	$10,354	$10,206	$10,441
7/31/2016	$10,652	$10,611	$10,744
8/31/2016	$10,708	$10,638	$10,827
9/30/2016	$10,551	$10,655	$10,804
10/31/2016	$10,457	$10,424	$10,637
11/30/2016	$11,123	$10,891	$11,245
12/31/2016	$11,372	$11,103	$11,526
1/31/2017	$11,458	$11,312	$11,608
2/28/2017	$11,932	$11,733	$12,025
3/31/2017	$11,843	$11,741	$11,902
4/30/2017	$11,843	$11,865	$11,880
5/31/2017	$11,940	$11,987	$11,868
6/30/2017	$12,185	$12,095	$12,062
7/31/2017	$12,163	$12,323	$12,223
8/31/2017	$12,098	$12,347	$12,080
10/31/2017	$12,618	$12,924	$12,528
11/30/2017	$12,946	$13,316	$12,912
12/31/2017	$13,217	$13,450	$13,101
1/31/2018	$13,674	$14,158	$13,607
2/28/2018	$12,959	$13,637	$12,957
3/31/2018	$12,749	$13,363	$12,729
4/30/2018	$12,902	$13,414	$12,771
5/31/2018	$12,820	$13,792	$12,847
6/30/2018	$12,840	$13,883	$12,879
7/31/2018	$13,374	$14,343	$13,389
8/31/2018	$13,457	$14,847	$13,587
9/30/2018	$13,392	$14,871	$13,614
10/31/2018	$12,628	$13,776	$12,909
11/30/2018	$12,903	$14,052	$13,294
12/31/2018	$11,621	$12,745	$12,018
1/31/2019	$12,580	$13,838	$12,953
2/28/2019	$12,905	$14,325	$13,367
3/31/2019	$12,930	$14,534	$13,452
4/30/2019	$13,200	$15,115	$13,929
5/31/2019	$12,249	$14,137	$13,033
6/30/2019	$13,151	$15,129	$13,969
7/31/2019	$13,322	$15,354	$14,085
8/31/2019	$13,079	$15,041	$13,671
9/30/2019	$13,535	$15,305	$14,158
10/31/2019	$13,736	$15,635	$14,356
11/30/2019	$14,095	$16,229	$14,800
12/31/2019	$14,344	$16,698	$15,207
1/31/2020	$13,824	$16,680	$14,880
2/29/2020	$12,474	$15,314	$13,439
3/31/2020	$10,079	$13,208	$11,142
4/30/2020	$10,947	$14,957	$12,395
5/31/2020	$11,390	$15,757	$12,820
6/30/2020	$11,291	$16,117	$12,735
7/31/2020	$11,555	$17,033	$13,238
8/31/2020	$11,835	$18,266	$13,785
9/30/2020	$11,481	$17,601	$13,447
10/31/2020	$11,365	$17,221	$13,270
11/30/2020	$13,005	$19,317	$15,055
12/31/2020	$13,263	$20,186	$15,632
1/31/2021	$13,247	$20,096	$15,489
2/28/2021	$13,463	$20,724	$16,425
3/31/2021	$14,336	$21,467	$17,392
4/30/2021	$14,706	$22,573	$18,087
5/31/2021	$15,176	$22,676	$18,509
6/30/2021	$15,138	$23,236	$18,297
7/31/2021	$15,474	$23,628	$18,444
8/31/2021	$16,012	$24,302	$18,809
9/30/2021	$15,133	$23,212	$18,155
10/31/2021	$16,060	$24,782	$19,077
11/30/2021	$15,487	$24,404	$18,404
12/31/2021	$16,208	$25,365	$19,565
1/31/2022	$15,476	$23,873	$19,110
2/28/2022	$15,002	$23,272	$18,888
3/31/2022	$15,458	$24,026	$19,421
4/30/2022	$14,524	$21,870	$18,326
5/31/2022	$14,623	$21,841	$18,682
6/30/2022	$13,493	$20,014	$17,050
7/31/2022	$14,193	$21,891	$18,180
8/31/2022	$13,733	$21,074	$17,639
9/30/2022	$12,548	$19,120	$16,092
10/31/2022	$13,775	$20,688	$17,742
11/30/2022	$14,901	$21,768	$18,850
12/31/2022	$14,381	$20,493	$18,091
1/31/2023	$14,966	$21,905	$19,028
2/28/2023	$14,603	$21,393	$18,357
3/31/2023	$14,321	$21,965	$18,273
4/30/2023	$14,240	$22,199	$18,548
5/31/2023	$13,712	$22,285	$17,833
6/30/2023	$14,555	$23,807	$19,017
7/31/2023	$14,820	$24,661	$19,686
8/31/2023	$14,432	$24,185	$19,154
9/30/2023	$13,756	$23,032	$18,415
10/31/2023	$13,551	$22,422	$17,766
11/30/2023	$14,452	$24,513	$19,106
12/31/2023	$15,267	$25,813	$20,164
1/31/2024	$15,473	$26,099	$20,185
2/29/2024	$16,070	$27,512	$20,930
3/31/2024	$16,754	$28,399	$21,976
4/30/2024	$16,049	$27,150	$21,037
5/31/2024	$16,505	$28,432	$21,704
6/30/2024	$16,548	$29,313	$21,500
7/31/2024	$17,275	$29,857	$22,599
8/31/2024	$17,795	$30,507	$23,205
9/30/2024	$18,126	$31,138	$23,528
10/31/2024	$17,896	$30,910	$23,269
11/30/2024	$18,939	$32,966	$24,755
12/31/2024	$17,797	$31,958	$23,061
1/31/2025	$18,403	$32,967	$24,129
2/28/2025	$18,583	$32,336	$24,227
3/31/2025	$17,912	$30,449	$23,554
4/30/2025	$17,551	$30,245	$22,836
5/31/2025	$18,362	$32,162	$23,638
6/30/2025	$18,876	$33,796	$24,446
7/31/2025	$18,785	$34,540	$24,586
8/31/2025	$19,193	$35,340	$25,370
9/30/2025	$19,475	$36,559	$25,749
10/31/2025	$19,339	$37,343	$25,863

Average Annual Total Returns

I4CP4	1 Year	5 Years	10 Years
Class I2	8.06%	11.22%	6.82%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class I2

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class I2

Annual Shareholder Report

Transamerica Sustainable Equity Income

Class R6

TADFX

October 31, 2025

Fund Overview

Transamerica Sustainable Equity Income (the "Fund") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 8.07%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Value Index, returned 11.15% over the same period.

  Sector allocation added value, but stock selection detracted from relative performance.

  From an allocation perspective, the Fund’s underweight allocations to the energy and consumer staples sectors added value, as did an overweight to technology, which benefited from significant investor enthusiasm for the artificial intelligence (‘AI’) theme.

  Stock selection was disappointing within the consumer discretionary, industrials and consumer staples sectors, which accounted for the bulk of the overall negative selection effect.

  Within consumer staples, holding Colgate Palmolive was one of the main individual detractors, as the company struggled with a difficult industry backdrop in relation to volumes and pricing.

  Alphabet, the parent company of Google, was added to the Russell 1000® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025, and the stock went on to outperform the index materially. Alphabet was added to the Fund during the third quarter of 2025 but was a large relative detractor because the Fund missed out on the gains the stock had already recorded since being added to the index.

  The Fund also faced a relative headwind versus the index by not owning JPMorgan Chase. The stock performed well but does not pass the Fund’s responsible investment criteria and therefore cannot be held by the Fund.

  Advertising specialist Omnicom, energy pipeline firm ONEOK and Packaging Corporation of America also detracted from benchmark relative performance.

  Despite the above, there were also a number of positive performers. Stock picking in the technology sector added value, as a number of the Fund’s AI-related holdings saw a huge surge in demand. Examples included Broadcom, Taiwan Semiconductor Manufacturing Company, Microsoft and KLA Corporation.

  Stock selection was also accretive in health care, primarily driven by Gilead Sciences, which delivered a string of positive earnings releases.

  The views expressed reflect the opinions of Aegon Asset Management UK plc as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Sustainable Equity Income

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,094	$10,055	$10,038
12/31/2015	$9,896	$9,849	$9,822
1/31/2016	$9,490	$9,293	$9,315
2/29/2016	$9,472	$9,290	$9,312
3/31/2016	$10,012	$9,944	$9,983
4/30/2016	$10,235	$10,006	$10,193
5/31/2016	$10,272	$10,185	$10,351
6/30/2016	$10,354	$10,206	$10,441
7/31/2016	$10,643	$10,611	$10,744
8/31/2016	$10,708	$10,638	$10,827
9/30/2016	$10,542	$10,655	$10,804
10/31/2016	$10,457	$10,424	$10,637
11/30/2016	$11,123	$10,891	$11,245
12/31/2016	$11,362	$11,103	$11,526
1/31/2017	$11,459	$11,312	$11,608
2/28/2017	$11,933	$11,733	$12,025
3/31/2017	$11,843	$11,741	$11,902
4/30/2017	$11,833	$11,865	$11,880
5/31/2017	$11,941	$11,987	$11,868
6/30/2017	$12,185	$12,095	$12,062
7/31/2017	$12,164	$12,323	$12,223
8/31/2017	$12,087	$12,347	$12,080
10/31/2017	$12,619	$12,924	$12,528
11/30/2017	$12,936	$13,316	$12,912
12/31/2017	$13,217	$13,450	$13,101
1/31/2018	$13,663	$14,158	$13,607
2/28/2018	$12,947	$13,637	$12,957
3/31/2018	$12,749	$13,363	$12,729
4/30/2018	$12,891	$13,414	$12,771
5/31/2018	$12,808	$13,792	$12,847
6/30/2018	$12,841	$13,883	$12,879
7/31/2018	$13,363	$14,343	$13,389
8/31/2018	$13,446	$14,847	$13,587
9/30/2018	$13,392	$14,871	$13,614
10/31/2018	$12,629	$13,776	$12,909
11/30/2018	$12,891	$14,052	$13,294
12/31/2018	$11,622	$12,745	$12,018
1/31/2019	$12,567	$13,838	$12,953
2/28/2019	$12,891	$14,325	$13,367
3/31/2019	$12,931	$14,534	$13,452
4/30/2019	$13,186	$15,115	$13,929
5/31/2019	$12,249	$14,137	$13,033
6/30/2019	$13,151	$15,129	$13,969
7/31/2019	$13,323	$15,354	$14,085
8/31/2019	$13,080	$15,041	$13,671
9/30/2019	$13,536	$15,305	$14,158
10/31/2019	$13,737	$15,635	$14,356
11/30/2019	$14,081	$16,229	$14,800
12/31/2019	$14,347	$16,698	$15,207
1/31/2020	$13,810	$16,680	$14,880
2/29/2020	$12,476	$15,314	$13,439
3/31/2020	$10,080	$13,208	$11,142
4/30/2020	$10,949	$14,957	$12,395
5/31/2020	$11,392	$15,757	$12,820
6/30/2020	$11,277	$16,117	$12,735
7/31/2020	$11,557	$17,033	$13,238
8/31/2020	$11,821	$18,266	$13,785
9/30/2020	$11,483	$17,601	$13,447
10/31/2020	$11,367	$17,221	$13,270
11/30/2020	$13,008	$19,317	$15,055
12/31/2020	$13,249	$20,186	$15,632
1/31/2021	$13,249	$20,096	$15,489
2/28/2021	$13,466	$20,724	$16,425
3/31/2021	$14,339	$21,467	$17,392
4/30/2021	$14,709	$22,573	$18,087
5/31/2021	$15,179	$22,676	$18,509
6/30/2021	$15,141	$23,236	$18,297
7/31/2021	$15,477	$23,628	$18,444
8/31/2021	$16,016	$24,302	$18,809
9/30/2021	$15,136	$23,212	$18,155
10/31/2021	$16,063	$24,782	$19,077
11/30/2021	$15,473	$24,404	$18,404
12/31/2021	$16,211	$25,365	$19,565
1/31/2022	$15,460	$23,873	$19,110
2/28/2022	$15,005	$23,272	$18,888
3/31/2022	$15,461	$24,026	$19,421
4/30/2022	$14,527	$21,870	$18,326
5/31/2022	$14,626	$21,841	$18,682
6/30/2022	$13,496	$20,014	$17,050
7/31/2022	$14,196	$21,891	$18,180
8/31/2022	$13,716	$21,074	$17,639
9/30/2022	$12,531	$19,120	$16,092
10/31/2022	$13,778	$20,688	$17,742
11/30/2022	$14,904	$21,768	$18,850
12/31/2022	$14,363	$20,493	$18,091
1/31/2023	$14,969	$21,905	$19,028
2/28/2023	$14,586	$21,393	$18,357
3/31/2023	$14,303	$21,965	$18,273
4/30/2023	$14,243	$22,199	$18,548
5/31/2023	$13,695	$22,285	$17,833
6/30/2023	$14,558	$23,807	$19,017
7/31/2023	$14,802	$24,661	$19,686
8/31/2023	$14,435	$24,185	$19,154
9/30/2023	$13,759	$23,032	$18,415
10/31/2023	$13,554	$22,422	$17,766
11/30/2023	$14,434	$24,513	$19,106
12/31/2023	$15,249	$25,813	$20,164
1/31/2024	$15,476	$26,099	$20,185
2/29/2024	$16,053	$27,512	$20,930
3/31/2024	$16,736	$28,399	$21,976
4/30/2024	$16,053	$27,150	$21,037
5/31/2024	$16,488	$28,432	$21,704
6/30/2024	$16,551	$29,313	$21,500
7/31/2024	$17,279	$29,857	$22,599
8/31/2024	$17,778	$30,507	$23,205
9/30/2024	$18,129	$31,138	$23,528
10/31/2024	$17,879	$30,910	$23,269
11/30/2024	$18,943	$32,966	$24,755
12/31/2024	$17,780	$31,958	$23,061
1/31/2025	$18,386	$32,967	$24,129
2/28/2025	$18,588	$32,336	$24,227
3/31/2025	$17,895	$30,449	$23,554
4/30/2025	$17,534	$30,245	$22,836
5/31/2025	$18,346	$32,162	$23,638
6/30/2025	$18,859	$33,796	$24,446
7/31/2025	$18,768	$34,540	$24,586
8/31/2025	$19,199	$35,340	$25,370
9/30/2025	$19,481	$36,559	$25,749
10/31/2025	$19,322	$37,343	$25,863

Average Annual Total Returns

I4CPB	1 Year	5 Years	10 Years
Class R6	8.07%	11.19%	6.81%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Value IndexFootnote Reference(b)	11.15%	14.28%	9.97%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$194,373,890
Number of Portfolio Holdings	46
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,256,456

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.4%
Information Technology	20.1
Industrials	17.5
Health Care	12.9
Materials	6.2
Consumer Staples	5.2
Communication Services	5.0
Consumer Discretionary	4.0
Real Estate	3.0
Utilities	1.2
Energy	1.1
Repurchase Agreements	1.4
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Sustainable Equity Income

Class R6

Top Holdings (Percentage of Net Assets)

Broadcom, Inc.	4.7%
Cisco Systems, Inc.	4.5
Alphabet, Inc., Class A	3.9
Gilead Sciences, Inc.	3.9
Morgan Stanley	3.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7
Bank of America Corp.	3.5
Microsoft Corp.	3.2
CME Group, Inc.	3.2
MetLife, Inc.	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Sustainable Equity Income

Class R6

Annual Shareholder Report

Transamerica UltraShort Bond

Class A

TUSBX

October 31, 2025

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 4.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg Short-Term Government Corporate Index, returned 4.55% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which contributed to additional yield relative to the Bloomberg Short-Term Government Corporate Index, a benchmark of the Fund. Positive impacts of credit spread compression during the fiscal year also contributed to benchmark relative returns.

  While overall duration was managed relatively in line with the benchmark, the Fund had slightly more exposure to longer-dated debt, which modestly detracted from relative returns given yield curve changes during the fiscal year.

  At a sector level, allocations to asset-backed securities (ABS), selection within investment grade corporate credit and an underweight allocation to government securities contributed to relative returns. While there were no detractors from relative returns at a sector level, allocations to commercial paper and commercial mortgage-backed securities contributed the least.

  Within investment grade corporate bonds, an overweight allocation to banking and selection within banking and capital goods contributed the most to relative returns, while underweight allocations to consumer cyclicals, technology and electric detracted from benchmark relative performance.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Allocations to commercial paper were reduced during the fiscal year in favor of what the sub-adviser viewed as more attractive opportunities in investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans and equipment leases. Increases in investment grade corporate credit primarily occurred in banking.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica UltraShort Bond

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A	Bloomberg US Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,037	$10,061	$10,032
5/31/2023	$10,076	$9,957	$10,059
6/30/2023	$10,114	$9,941	$10,100
7/31/2023	$10,164	$9,951	$10,146
8/31/2023	$10,215	$9,891	$10,191
9/30/2023	$10,256	$9,655	$10,234
10/31/2023	$10,290	$9,510	$10,280
11/30/2023	$10,342	$9,938	$10,337
12/31/2023	$10,402	$10,315	$10,396
1/31/2024	$10,455	$10,291	$10,441
2/29/2024	$10,485	$10,167	$10,473
3/31/2024	$10,526	$10,267	$10,519
4/30/2024	$10,557	$10,027	$10,557
5/31/2024	$10,608	$10,193	$10,608
6/30/2024	$10,650	$10,287	$10,653
7/31/2024	$10,713	$10,520	$10,713
8/31/2024	$10,765	$10,675	$10,772
9/30/2024	$10,825	$10,821	$10,830
10/31/2024	$10,850	$10,576	$10,860
11/30/2024	$10,886	$10,687	$10,901
12/31/2024	$10,931	$10,526	$10,948
1/31/2025	$10,968	$10,589	$10,989
2/28/2025	$11,003	$10,808	$11,028
3/31/2025	$11,038	$10,805	$11,070
4/30/2025	$11,073	$10,844	$11,110
5/31/2025	$11,109	$10,789	$11,141
6/30/2025	$11,144	$10,957	$11,185
7/31/2025	$11,181	$10,941	$11,218
8/31/2025	$11,229	$11,072	$11,272
9/30/2025	$11,274	$11,190	$11,317
10/31/2025	$11,300	$11,264	$11,355

Average Annual Total Returns

I3A81	1 Year	Since Inception 3/31/23
Class A	4.14%	4.84%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	4.55%	5.03%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Short-Term Government Corporate Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$36,128,920
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica UltraShort Bond

Class A

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	24.0%
AA	1.6
A	19.2
BBB	22.5
NR (Not Rated)	31.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	40.2%
Commercial Paper	31.9
Asset-Backed Securities	26.4
Mortgage-Backed Securities	0.7
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035	1.9%
American Express Credit Account Master Trust, Series 2023-1, Class A, 4.87%, 05/15/2028	1.7
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	1.7
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 05/15/2028	1.7
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	1.7
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.6
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	1.6
Endeavour Funding Co. LLC, 4.03%, 04/10/2026	1.6
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034	1.6
Bayer Corp., 4.02%, 07/20/2026	1.6

Transamerica UltraShort Bond

Class A

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class A

Annual Shareholder Report

Transamerica UltraShort Bond

Class I

TUSFX

October 31, 2025

Fund Overview

Transamerica UltraShort Bond (the "Fund") seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 4.60%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Universal Bond Index, returned 6.51%. The performance benchmark, the Bloomberg Short-Term Government Corporate Index, returned 4.55% over the same period.

  The primary contributor to benchmark relative performance was an overweight to credit, which contributed to additional yield relative to the Bloomberg Short-Term Government Corporate Index, a benchmark of the Fund. Positive impacts of credit spread compression during the fiscal year also contributed to benchmark relative returns.

  While overall duration was managed relatively in line with the benchmark, the Fund had slightly more exposure to longer-dated debt, which modestly detracted from relative returns given yield curve changes during the fiscal year.

  At a sector level, allocations to asset-backed securities (ABS), selection within investment grade corporate credit and an underweight allocation to government securities contributed to relative returns. While there were no detractors from relative returns at a sector level, allocations to commercial paper and commercial mortgage-backed securities contributed the least.

  Within investment grade corporate bonds, an overweight allocation to banking and selection within banking and capital goods contributed the most to relative returns, while underweight allocations to consumer cyclicals, technology and electric detracted from benchmark relative performance.

  During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors.

  Allocations to commercial paper were reduced during the fiscal year in favor of what the sub-adviser viewed as more attractive opportunities in investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans and equipment leases. Increases in investment grade corporate credit primarily occurred in banking.

  The views expressed reflect the opinions of Aegon USA Investment Management, LLC as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica UltraShort Bond

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,040	$10,061	$10,032
5/31/2023	$10,073	$9,957	$10,059
6/30/2023	$10,123	$9,941	$10,100
7/31/2023	$10,176	$9,951	$10,146
8/31/2023	$10,220	$9,891	$10,191
9/30/2023	$10,264	$9,655	$10,234
10/31/2023	$10,311	$9,510	$10,280
11/30/2023	$10,366	$9,938	$10,337
12/31/2023	$10,429	$10,315	$10,396
1/31/2024	$10,485	$10,291	$10,441
2/29/2024	$10,518	$10,167	$10,473
3/31/2024	$10,563	$10,267	$10,519
4/30/2024	$10,596	$10,027	$10,557
5/31/2024	$10,651	$10,193	$10,608
6/30/2024	$10,696	$10,287	$10,653
7/31/2024	$10,763	$10,520	$10,713
8/31/2024	$10,818	$10,675	$10,772
9/30/2024	$10,881	$10,821	$10,830
10/31/2024	$10,901	$10,576	$10,860
11/30/2024	$10,951	$10,687	$10,901
12/31/2024	$10,989	$10,526	$10,948
1/31/2025	$11,029	$10,589	$10,989
2/28/2025	$11,078	$10,808	$11,028
3/31/2025	$11,116	$10,805	$11,070
4/30/2025	$11,155	$10,844	$11,110
5/31/2025	$11,194	$10,789	$11,141
6/30/2025	$11,233	$10,957	$11,185
7/31/2025	$11,273	$10,941	$11,218
8/31/2025	$11,324	$11,072	$11,272
9/30/2025	$11,373	$11,190	$11,317
10/31/2025	$11,402	$11,264	$11,355

Average Annual Total Returns

I3A88	1 Year	Since Inception 3/31/23
Class I	4.60%	5.20%
Bloomberg US Universal Bond IndexFootnote Reference(a)	6.51%	4.71%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	4.55%	5.03%
Footnote	Description
Footnote(a)	Bloomberg US Universal Bond Index represents the union of the U.S. Aggregate Bond Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg Short-Term Government Corporate Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$36,128,920
Number of Portfolio Holdings	133
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.51 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica UltraShort Bond

Class I

What did the Fund invest in?

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	24.0%
AA	1.6
A	19.2
BBB	22.5
NR (Not Rated)	31.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	40.2%
Commercial Paper	31.9
Asset-Backed Securities	26.4
Mortgage-Backed Securities	0.7
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Holdings (Percentage of Net Assets)

Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035	1.9%
American Express Credit Account Master Trust, Series 2023-1, Class A, 4.87%, 05/15/2028	1.7
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	1.7
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 05/15/2028	1.7
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	1.7
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37%, 10/17/2033	1.6
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	1.6
Endeavour Funding Co. LLC, 4.03%, 04/10/2026	1.6
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034	1.6
Bayer Corp., 4.02%, 07/20/2026	1.6

Transamerica UltraShort Bond

Class I

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica UltraShort Bond

Class I

Annual Shareholder Report

Transamerica US Growth

Class A

TADAX

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 27.81%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund at NAV underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$9,448	$10,000	$10,000
11/30/2015	$9,410	$10,055	$10,028
12/31/2015	$9,264	$9,849	$9,881
1/31/2016	$8,687	$9,293	$9,329
2/29/2016	$8,610	$9,290	$9,325
3/31/2016	$9,198	$9,944	$9,954
4/30/2016	$9,131	$10,006	$9,863
5/31/2016	$9,386	$10,185	$10,055
6/30/2016	$9,325	$10,206	$10,015
7/31/2016	$9,741	$10,611	$10,488
8/31/2016	$9,625	$10,638	$10,436
9/30/2016	$9,602	$10,655	$10,474
10/31/2016	$9,358	$10,424	$10,228
11/30/2016	$9,453	$10,891	$10,451
12/31/2016	$9,483	$11,103	$10,580
1/31/2017	$9,841	$11,312	$10,937
2/28/2017	$10,255	$11,733	$11,391
3/31/2017	$10,374	$11,741	$11,523
4/30/2017	$10,646	$11,865	$11,786
5/31/2017	$10,986	$11,987	$12,093
6/30/2017	$10,867	$12,095	$12,061
7/31/2017	$11,174	$12,323	$12,381
8/31/2017	$11,287	$12,347	$12,608
9/30/2017	$11,310	$12,648	$12,772
10/31/2017	$11,769	$12,924	$13,267
11/30/2017	$12,104	$13,316	$13,670
12/31/2017	$12,208	$13,450	$13,777
1/31/2018	$13,132	$14,158	$14,752
2/28/2018	$12,837	$13,637	$14,366
3/31/2018	$12,547	$13,363	$13,972
4/30/2018	$12,585	$13,414	$14,020
5/31/2018	$13,189	$13,792	$14,635
6/30/2018	$13,390	$13,883	$14,776
7/31/2018	$13,723	$14,343	$15,210
8/31/2018	$14,509	$14,847	$16,041
9/30/2018	$14,565	$14,871	$16,131
10/31/2018	$13,151	$13,776	$14,688
11/30/2018	$13,339	$14,052	$14,844
12/31/2018	$12,172	$12,745	$13,568
1/31/2019	$13,430	$13,838	$14,788
2/28/2019	$14,010	$14,325	$15,317
3/31/2019	$14,293	$14,534	$15,753
4/30/2019	$15,064	$15,115	$16,464
5/31/2019	$14,131	$14,137	$15,424
6/30/2019	$15,064	$15,129	$16,484
7/31/2019	$15,354	$15,354	$16,856
8/31/2019	$15,022	$15,041	$16,727
9/30/2019	$15,191	$15,305	$16,729
10/31/2019	$15,672	$15,635	$17,200
11/30/2019	$16,450	$16,229	$17,964
12/31/2019	$16,961	$16,698	$18,506
1/31/2020	$17,329	$16,680	$18,919
2/29/2020	$16,034	$15,314	$17,631
3/31/2020	$14,324	$13,208	$15,896
4/30/2020	$16,440	$14,957	$18,249
5/31/2020	$17,582	$15,757	$19,474
6/30/2020	$18,287	$16,117	$20,322
7/31/2020	$19,536	$17,033	$21,885
8/31/2020	$21,452	$18,266	$24,144
9/30/2020	$20,640	$17,601	$23,008
10/31/2020	$19,866	$17,221	$22,226
11/30/2020	$22,027	$19,317	$24,502
12/31/2020	$23,048	$20,186	$25,629
1/31/2021	$22,736	$20,096	$25,439
2/28/2021	$22,913	$20,724	$25,433
3/31/2021	$23,317	$21,467	$25,870
4/30/2021	$24,748	$22,573	$27,630
5/31/2021	$24,335	$22,676	$27,248
6/30/2021	$25,649	$23,236	$28,958
7/31/2021	$26,364	$23,628	$29,912
8/31/2021	$27,240	$24,302	$31,030
9/30/2021	$25,708	$23,212	$29,293
10/31/2021	$27,551	$24,782	$31,830
11/30/2021	$27,214	$24,404	$32,024
12/31/2021	$27,705	$25,365	$32,701
1/31/2022	$25,329	$23,873	$29,895
2/28/2022	$24,103	$23,272	$28,625
3/31/2022	$24,926	$24,026	$29,745
4/30/2022	$22,062	$21,870	$26,153
5/31/2022	$21,420	$21,841	$25,545
6/30/2022	$19,456	$20,014	$23,521
7/31/2022	$21,823	$21,891	$26,344
8/31/2022	$20,759	$21,074	$25,117
9/30/2022	$18,671	$19,120	$22,675
10/31/2022	$19,571	$20,688	$24,001
11/30/2022	$20,405	$21,768	$25,094
12/31/2022	$18,937	$20,493	$23,173
1/31/2023	$20,669	$21,905	$25,105
2/28/2023	$20,229	$21,393	$24,807
3/31/2023	$21,631	$21,965	$26,502
4/30/2023	$21,851	$22,199	$26,764
5/31/2023	$22,822	$22,285	$27,984
6/30/2023	$24,485	$23,807	$29,897
7/31/2023	$25,076	$24,661	$30,904
8/31/2023	$24,745	$24,185	$30,627
9/30/2023	$23,403	$23,032	$28,961
10/31/2023	$23,113	$22,422	$28,549
11/30/2023	$25,526	$24,513	$31,661
12/31/2023	$26,775	$25,813	$33,063
1/31/2024	$27,616	$26,099	$33,888
2/29/2024	$29,838	$27,512	$36,200
3/31/2024	$30,346	$28,399	$36,837
4/30/2024	$28,893	$27,150	$35,275
5/31/2024	$30,024	$28,432	$37,386
6/30/2024	$31,820	$29,313	$39,907
7/31/2024	$31,208	$29,857	$39,229
8/31/2024	$31,976	$30,507	$40,046
9/30/2024	$32,786	$31,138	$41,180
10/31/2024	$32,391	$30,910	$41,044
11/30/2024	$34,229	$32,966	$43,706
12/31/2024	$34,429	$31,958	$44,092
1/31/2025	$35,383	$32,967	$44,964
2/28/2025	$33,740	$32,336	$43,349
3/31/2025	$30,708	$30,449	$39,697
4/30/2025	$31,469	$30,245	$40,400
5/31/2025	$34,018	$32,162	$43,975
6/30/2025	$36,289	$33,796	$46,778
7/31/2025	$37,594	$34,540	$48,544
8/31/2025	$37,860	$35,340	$49,087
9/30/2025	$39,732	$36,559	$51,695
10/31/2025	$41,399	$37,343	$53,572

Average Annual Total Returns

I3B41	1 Year	5 Years	10 Years
Class A with Load	20.76%	14.51%	15.27%
Class A	27.81%	15.82%	15.92%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class A

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class A

Annual Shareholder Report

Transamerica US Growth

Class C

TADCX

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 26.80%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund at NAV underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,953	$10,055	$10,028
12/31/2015	$9,793	$9,849	$9,881
1/31/2016	$9,173	$9,293	$9,329
2/29/2016	$9,088	$9,290	$9,325
3/31/2016	$9,702	$9,944	$9,954
4/30/2016	$9,629	$10,006	$9,863
5/31/2016	$9,890	$10,185	$10,055
6/30/2016	$9,817	$10,206	$10,015
7/31/2016	$10,254	$10,611	$10,488
8/31/2016	$10,121	$10,638	$10,436
9/30/2016	$10,090	$10,655	$10,474
10/31/2016	$9,823	$10,424	$10,228
11/30/2016	$9,920	$10,891	$10,451
12/31/2016	$9,941	$11,103	$10,580
1/31/2017	$10,313	$11,312	$10,937
2/28/2017	$10,742	$11,733	$11,391
3/31/2017	$10,859	$11,741	$11,523
4/30/2017	$11,133	$11,865	$11,786
5/31/2017	$11,487	$11,987	$12,093
6/30/2017	$11,350	$12,095	$12,061
7/31/2017	$11,667	$12,323	$12,381
8/31/2017	$11,772	$12,347	$12,608
10/31/2017	$12,263	$12,924	$13,267
11/30/2017	$12,604	$13,316	$13,670
12/31/2017	$12,699	$13,450	$13,777
1/31/2018	$13,654	$14,158	$14,752
2/28/2018	$13,335	$13,637	$14,366
3/31/2018	$13,031	$13,363	$13,972
4/30/2018	$13,058	$13,414	$14,020
5/31/2018	$13,674	$13,792	$14,635
6/30/2018	$13,875	$13,883	$14,776
7/31/2018	$14,214	$14,343	$15,210
8/31/2018	$15,017	$14,847	$16,041
9/30/2018	$15,065	$14,871	$16,131
10/31/2018	$13,584	$13,776	$14,688
11/30/2018	$13,771	$14,052	$14,844
12/31/2018	$12,554	$12,745	$13,568
1/31/2019	$13,849	$13,838	$14,788
2/28/2019	$14,438	$14,325	$15,317
3/31/2019	$14,721	$14,534	$15,753
4/30/2019	$15,506	$15,115	$16,464
5/31/2019	$14,532	$14,137	$15,424
6/30/2019	$15,474	$15,129	$16,484
7/31/2019	$15,765	$15,354	$16,856
8/31/2019	$15,419	$15,041	$16,727
9/30/2019	$15,576	$15,305	$16,729
10/31/2019	$16,071	$15,635	$17,200
11/30/2019	$16,856	$16,229	$17,964
12/31/2019	$17,368	$16,698	$18,506
1/31/2020	$17,736	$16,680	$18,919
2/29/2020	$16,399	$15,314	$17,631
3/31/2020	$14,634	$13,208	$15,896
4/30/2020	$16,793	$14,957	$18,249
5/31/2020	$17,950	$15,757	$19,474
6/30/2020	$18,653	$16,117	$20,322
7/31/2020	$19,912	$17,033	$21,885
8/31/2020	$21,849	$18,266	$24,144
9/30/2020	$21,009	$17,601	$23,008
10/31/2020	$20,204	$17,221	$22,226
11/30/2020	$22,388	$19,317	$24,502
12/31/2020	$23,408	$20,186	$25,629
1/31/2021	$23,076	$20,096	$25,439
2/28/2021	$23,247	$20,724	$25,433
3/31/2021	$23,646	$21,467	$25,870
4/30/2021	$25,072	$22,573	$27,630
5/31/2021	$24,644	$22,676	$27,248
6/30/2021	$25,946	$23,236	$28,958
7/31/2021	$26,659	$23,628	$29,912
8/31/2021	$27,524	$24,302	$31,030
9/30/2021	$25,956	$23,212	$29,293
10/31/2021	$27,809	$24,782	$31,830
11/30/2021	$27,448	$24,404	$32,024
12/31/2021	$27,924	$25,365	$32,701
1/31/2022	$25,516	$23,873	$29,895
2/28/2022	$24,262	$23,272	$28,625
3/31/2022	$25,076	$24,026	$29,745
4/30/2022	$22,172	$21,870	$26,153
5/31/2022	$21,512	$21,841	$25,545
6/30/2022	$19,522	$20,014	$23,521
7/31/2022	$21,897	$21,891	$26,344
8/31/2022	$20,819	$21,074	$25,117
9/30/2022	$18,708	$19,120	$22,675
10/31/2022	$19,599	$20,688	$24,001
11/30/2022	$20,423	$21,768	$25,094
12/31/2022	$18,947	$20,493	$23,173
1/31/2023	$20,660	$21,905	$25,105
2/28/2023	$20,209	$21,393	$24,807
3/31/2023	$21,598	$21,965	$26,502
4/30/2023	$21,806	$22,199	$26,764
5/31/2023	$22,744	$22,285	$27,984
6/30/2023	$24,387	$23,807	$29,897
7/31/2023	$24,966	$24,661	$30,904
8/31/2023	$24,619	$24,185	$30,627
9/30/2023	$23,264	$23,032	$28,961
10/31/2023	$22,964	$22,422	$28,549
11/30/2023	$25,348	$24,513	$31,661
12/31/2023	$26,559	$25,813	$33,063
1/31/2024	$27,392	$26,099	$33,888
2/29/2024	$29,565	$27,512	$36,200
3/31/2024	$30,060	$28,399	$36,837
4/30/2024	$28,599	$27,150	$35,275
5/31/2024	$29,698	$28,432	$37,386
6/30/2024	$31,448	$29,313	$39,907
7/31/2024	$30,821	$29,857	$39,229
8/31/2024	$31,557	$30,507	$40,046
9/30/2024	$32,342	$31,138	$41,180
10/31/2024	$31,931	$30,910	$41,044
11/30/2024	$33,718	$32,966	$43,706
12/31/2024	$33,903	$31,958	$44,092
1/31/2025	$34,801	$32,967	$44,964
2/28/2025	$33,165	$32,336	$43,349
3/31/2025	$30,168	$30,449	$39,697
4/30/2025	$30,892	$30,245	$40,400
5/31/2025	$33,382	$32,162	$43,975
6/30/2025	$35,582	$33,796	$46,778
7/31/2025	$36,856	$34,540	$48,544
8/31/2025	$37,073	$35,340	$49,087
9/30/2025	$38,883	$36,559	$51,695
10/31/2025	$40,490	$37,343	$53,572

Average Annual Total Returns

I3B43	1 Year	5 Years	10 Years
Class C with Load	25.80%	14.92%	15.01%
Class C	26.80%	14.92%	15.01%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class C

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class C

Annual Shareholder Report

Transamerica US Growth

Class I

TDEIX

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.77%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 28.11%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,961	$10,055	$10,028
12/31/2015	$9,811	$9,849	$9,881
1/31/2016	$9,198	$9,293	$9,329
2/29/2016	$9,116	$9,290	$9,325
3/31/2016	$9,742	$9,944	$9,954
4/30/2016	$9,678	$10,006	$9,863
5/31/2016	$9,956	$10,185	$10,055
6/30/2016	$9,887	$10,206	$10,015
7/31/2016	$10,339	$10,611	$10,488
8/31/2016	$10,211	$10,638	$10,436
9/30/2016	$10,188	$10,655	$10,474
10/31/2016	$9,933	$10,424	$10,228
11/30/2016	$10,037	$10,891	$10,451
12/31/2016	$10,072	$11,103	$10,580
1/31/2017	$10,458	$11,312	$10,937
2/28/2017	$10,897	$11,733	$11,391
3/31/2017	$11,028	$11,741	$11,523
4/30/2017	$11,319	$11,865	$11,786
5/31/2017	$11,687	$11,987	$12,093
6/30/2017	$11,562	$12,095	$12,061
7/31/2017	$11,895	$12,323	$12,381
8/31/2017	$12,014	$12,347	$12,608
10/31/2017	$12,536	$12,924	$13,267
11/30/2017	$12,898	$13,316	$13,670
12/31/2017	$13,007	$13,450	$13,777
1/31/2018	$13,989	$14,158	$14,752
2/28/2018	$13,686	$13,637	$14,366
3/31/2018	$13,377	$13,363	$13,972
4/30/2018	$13,423	$13,414	$14,020
5/31/2018	$14,068	$13,792	$14,635
6/30/2018	$14,286	$13,883	$14,776
7/31/2018	$14,648	$14,343	$15,210
8/31/2018	$15,492	$14,847	$16,041
9/30/2018	$15,551	$14,871	$16,131
10/31/2018	$14,042	$13,776	$14,688
11/30/2018	$14,246	$14,052	$14,844
12/31/2018	$13,002	$12,745	$13,568
1/31/2019	$14,348	$13,838	$14,788
2/28/2019	$14,977	$14,325	$15,317
3/31/2019	$15,280	$14,534	$15,753
4/30/2019	$16,116	$15,115	$16,464
5/31/2019	$15,117	$14,137	$15,424
6/30/2019	$16,116	$15,129	$16,484
7/31/2019	$16,434	$15,354	$16,856
8/31/2019	$16,086	$15,041	$16,727
9/30/2019	$16,264	$15,305	$16,729
10/31/2019	$16,789	$15,635	$17,200
11/30/2019	$17,625	$16,229	$17,964
12/31/2019	$18,182	$16,698	$18,506
1/31/2020	$18,574	$16,680	$18,919
2/29/2020	$17,190	$15,314	$17,631
3/31/2020	$15,358	$13,208	$15,896
4/30/2020	$17,638	$14,957	$18,249
5/31/2020	$18,862	$15,757	$19,474
6/30/2020	$19,621	$16,117	$20,322
7/31/2020	$20,973	$17,033	$21,885
8/31/2020	$23,029	$18,266	$24,144
9/30/2020	$22,165	$17,601	$23,008
10/31/2020	$21,333	$17,221	$22,226
11/30/2020	$23,661	$19,317	$24,502
12/31/2020	$24,758	$20,186	$25,629
1/31/2021	$24,425	$20,096	$25,439
2/28/2021	$24,627	$20,724	$25,433
3/31/2021	$25,074	$21,467	$25,870
4/30/2021	$26,607	$22,573	$27,630
5/31/2021	$26,169	$22,676	$27,248
6/30/2021	$27,588	$23,236	$28,958
7/31/2021	$28,359	$23,628	$29,912
8/31/2021	$29,305	$24,302	$31,030
9/30/2021	$27,667	$23,212	$29,293
10/31/2021	$29,664	$24,782	$31,830
11/30/2021	$29,305	$24,404	$32,024
12/31/2021	$29,833	$25,365	$32,701
1/31/2022	$27,282	$23,873	$29,895
2/28/2022	$25,962	$23,272	$28,625
3/31/2022	$26,855	$24,026	$29,745
4/30/2022	$23,809	$21,870	$26,153
5/31/2022	$23,134	$21,841	$25,545
6/30/2022	$21,010	$20,014	$23,521
7/31/2022	$23,570	$21,891	$26,344
8/31/2022	$22,439	$21,074	$25,117
9/30/2022	$20,176	$19,120	$22,675
10/31/2022	$21,160	$20,688	$24,001
11/30/2022	$22,066	$21,768	$25,094
12/31/2022	$20,491	$20,493	$23,173
1/31/2023	$22,360	$21,905	$25,105
2/28/2023	$21,893	$21,393	$24,807
3/31/2023	$23,408	$21,965	$26,502
4/30/2023	$23,658	$22,199	$26,764
5/31/2023	$24,716	$22,285	$27,984
6/30/2023	$26,512	$23,807	$29,897
7/31/2023	$27,166	$24,661	$30,904
8/31/2023	$26,813	$24,185	$30,627
9/30/2023	$25,360	$23,032	$28,961
10/31/2023	$25,059	$22,422	$28,549
11/30/2023	$27,675	$24,513	$31,661
12/31/2023	$29,031	$25,813	$33,063
1/31/2024	$29,955	$26,099	$33,888
2/29/2024	$32,373	$27,512	$36,200
3/31/2024	$32,932	$28,399	$36,837
4/30/2024	$31,363	$27,150	$35,275
5/31/2024	$32,588	$28,432	$37,386
6/30/2024	$34,554	$29,313	$39,907
7/31/2024	$33,899	$29,857	$39,229
8/31/2024	$34,737	$30,507	$40,046
9/30/2024	$35,618	$31,138	$41,180
10/31/2024	$35,199	$30,910	$41,044
11/30/2024	$37,197	$32,966	$43,706
12/31/2024	$37,425	$31,958	$44,092
1/31/2025	$38,467	$32,967	$44,964
2/28/2025	$36,693	$32,336	$43,349
3/31/2025	$33,394	$30,449	$39,697
4/30/2025	$34,225	$30,245	$40,400
5/31/2025	$37,016	$32,162	$43,975
6/30/2025	$39,497	$33,796	$46,778
7/31/2025	$40,923	$34,540	$48,544
8/31/2025	$41,221	$35,340	$49,087
9/30/2025	$43,268	$36,559	$51,695
10/31/2025	$45,091	$37,343	$53,572

Average Annual Total Returns

I3B48	1 Year	5 Years	10 Years
Class I	28.11%	16.15%	16.25%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class I

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I

Annual Shareholder Report

Transamerica US Growth

Class I2

Ticker: N/A

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$76	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class I2 shares at NAV returned 28.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class I2

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I2	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,960	$10,055	$10,028
12/31/2015	$9,814	$9,849	$9,881
1/31/2016	$9,204	$9,293	$9,329
2/29/2016	$9,123	$9,290	$9,325
3/31/2016	$9,750	$9,944	$9,954
4/30/2016	$9,686	$10,006	$9,863
5/31/2016	$9,959	$10,185	$10,055
6/30/2016	$9,895	$10,206	$10,015
7/31/2016	$10,342	$10,611	$10,488
8/31/2016	$10,226	$10,638	$10,436
9/30/2016	$10,203	$10,655	$10,474
10/31/2016	$9,947	$10,424	$10,228
11/30/2016	$10,052	$10,891	$10,451
12/31/2016	$10,082	$11,103	$10,580
1/31/2017	$10,470	$11,312	$10,937
2/28/2017	$10,917	$11,733	$11,391
3/31/2017	$11,048	$11,741	$11,523
4/30/2017	$11,340	$11,865	$11,786
5/31/2017	$11,710	$11,987	$12,093
6/30/2017	$11,585	$12,095	$12,061
7/31/2017	$11,919	$12,323	$12,381
8/31/2017	$12,038	$12,347	$12,608
10/31/2017	$12,563	$12,924	$13,267
11/30/2017	$12,926	$13,316	$13,670
12/31/2017	$13,039	$13,450	$13,777
1/31/2018	$14,033	$14,158	$14,752
2/28/2018	$13,721	$13,637	$14,366
3/31/2018	$13,416	$13,363	$13,972
4/30/2018	$13,463	$13,414	$14,020
5/31/2018	$14,112	$13,792	$14,635
6/30/2018	$14,331	$13,883	$14,776
7/31/2018	$14,695	$14,343	$15,210
8/31/2018	$15,543	$14,847	$16,041
9/30/2018	$15,603	$14,871	$16,131
10/31/2018	$14,092	$13,776	$14,688
11/30/2018	$14,298	$14,052	$14,844
12/31/2018	$13,053	$12,745	$13,568
1/31/2019	$14,407	$13,838	$14,788
2/28/2019	$15,039	$14,325	$15,317
3/31/2019	$15,344	$14,534	$15,753
4/30/2019	$16,177	$15,115	$16,464
5/31/2019	$15,188	$14,137	$15,424
6/30/2019	$16,185	$15,129	$16,484
7/31/2019	$16,504	$15,354	$16,856
8/31/2019	$16,162	$15,041	$16,727
9/30/2019	$16,341	$15,305	$16,729
10/31/2019	$16,869	$15,635	$17,200
11/30/2019	$17,717	$16,229	$17,964
12/31/2019	$18,269	$16,698	$18,506
1/31/2020	$18,671	$16,680	$18,919
2/29/2020	$17,280	$15,314	$17,631
3/31/2020	$15,445	$13,208	$15,896
4/30/2020	$17,730	$14,957	$18,249
5/31/2020	$18,969	$15,757	$19,474
6/30/2020	$19,733	$16,117	$20,322
7/31/2020	$21,093	$17,033	$21,885
8/31/2020	$23,168	$18,266	$24,144
9/30/2020	$22,291	$17,601	$23,008
10/31/2020	$21,463	$17,221	$22,226
11/30/2020	$23,804	$19,317	$24,502
12/31/2020	$24,916	$20,186	$25,629
1/31/2021	$24,581	$20,096	$25,439
2/28/2021	$24,792	$20,724	$25,433
3/31/2021	$25,233	$21,467	$25,870
4/30/2021	$26,784	$22,573	$27,630
5/31/2021	$26,344	$22,676	$27,248
6/30/2021	$27,771	$23,236	$28,958
7/31/2021	$28,556	$23,628	$29,912
8/31/2021	$29,516	$24,302	$31,030
9/30/2021	$27,859	$23,212	$29,293
10/31/2021	$29,869	$24,782	$31,830
11/30/2021	$29,516	$24,404	$32,024
12/31/2021	$30,056	$25,365	$32,701
1/31/2022	$27,491	$23,873	$29,895
2/28/2022	$26,163	$23,272	$28,625
3/31/2022	$27,061	$24,026	$29,745
4/30/2022	$23,957	$21,870	$26,153
5/31/2022	$23,268	$21,841	$25,545
6/30/2022	$21,142	$20,014	$23,521
7/31/2022	$23,717	$21,891	$26,344
8/31/2022	$22,579	$21,074	$25,117
9/30/2022	$20,304	$19,120	$22,675
10/31/2022	$21,292	$20,688	$24,001
11/30/2022	$22,210	$21,768	$25,094
12/31/2022	$20,621	$20,493	$23,173
1/31/2023	$22,506	$21,905	$25,105
2/28/2023	$22,037	$21,393	$24,807
3/31/2023	$23,568	$21,965	$26,502
4/30/2023	$23,818	$22,199	$26,764
5/31/2023	$24,880	$22,285	$27,984
6/30/2023	$26,703	$23,807	$29,897
7/31/2023	$27,359	$24,661	$30,904
8/31/2023	$27,005	$24,185	$30,627
9/30/2023	$25,547	$23,032	$28,961
10/31/2023	$25,245	$22,422	$28,549
11/30/2023	$27,880	$24,513	$31,661
12/31/2023	$29,251	$25,813	$33,063
1/31/2024	$30,189	$26,099	$33,888
2/29/2024	$32,614	$27,512	$36,200
3/31/2024	$33,185	$28,399	$36,837
4/30/2024	$31,601	$27,150	$35,275
5/31/2024	$32,851	$28,432	$37,386
6/30/2024	$34,823	$29,313	$39,907
7/31/2024	$34,166	$29,857	$39,229
8/31/2024	$35,017	$30,507	$40,046
9/30/2024	$35,912	$31,138	$41,180
10/31/2024	$35,491	$30,910	$41,044
11/30/2024	$37,507	$32,966	$43,706
12/31/2024	$37,749	$31,958	$44,092
1/31/2025	$38,793	$32,967	$44,964
2/28/2025	$37,003	$32,336	$43,349
3/31/2025	$33,683	$30,449	$39,697
4/30/2025	$34,528	$30,245	$40,400
5/31/2025	$37,351	$32,162	$43,975
6/30/2025	$39,850	$33,796	$46,778
7/31/2025	$41,292	$34,540	$48,544
8/31/2025	$41,591	$35,340	$49,087
9/30/2025	$43,667	$36,559	$51,695
10/31/2025	$45,507	$37,343	$53,572

Average Annual Total Returns

I3B44	1 Year	5 Years	10 Years
Class I2	28.22%	16.22%	16.36%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class I2

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class I2

Annual Shareholder Report

Transamerica US Growth

Class R6

TAGHX

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 28.22%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,542	$10,247	$10,627
7/31/2021	$10,840	$10,420	$10,978
8/31/2021	$11,201	$10,717	$11,388
9/30/2021	$10,575	$10,236	$10,750
10/31/2021	$11,338	$10,928	$11,681
11/30/2021	$11,204	$10,762	$11,753
12/31/2021	$11,410	$11,186	$12,001
1/31/2022	$10,432	$10,528	$10,971
2/28/2022	$9,932	$10,263	$10,505
3/31/2022	$10,273	$10,595	$10,916
4/30/2022	$9,094	$9,645	$9,598
5/31/2022	$8,833	$9,632	$9,375
6/30/2022	$8,026	$8,826	$8,632
7/31/2022	$9,003	$9,654	$9,668
8/31/2022	$8,568	$9,294	$9,218
9/30/2022	$7,708	$8,432	$8,322
10/31/2022	$8,083	$9,123	$8,808
11/30/2022	$8,431	$9,599	$9,210
12/31/2022	$7,828	$9,037	$8,505
1/31/2023	$8,543	$9,660	$9,213
2/28/2023	$8,366	$9,434	$9,104
3/31/2023	$8,947	$9,686	$9,726
4/30/2023	$9,042	$9,789	$9,822
5/31/2023	$9,445	$9,828	$10,270
6/30/2023	$10,133	$10,499	$10,972
7/31/2023	$10,382	$10,875	$11,342
8/31/2023	$10,251	$10,665	$11,240
9/30/2023	$9,698	$10,157	$10,629
10/31/2023	$9,579	$9,888	$10,477
11/30/2023	$10,580	$10,810	$11,620
12/31/2023	$11,100	$11,383	$12,134
1/31/2024	$11,456	$11,509	$12,437
2/29/2024	$12,381	$12,132	$13,285
3/31/2024	$12,598	$12,524	$13,519
4/30/2024	$11,996	$11,973	$12,946
5/31/2024	$12,467	$12,538	$13,721
6/30/2024	$13,220	$12,926	$14,646
7/31/2024	$12,966	$13,167	$14,397
8/31/2024	$13,289	$13,453	$14,697
9/30/2024	$13,629	$13,732	$15,113
10/31/2024	$13,469	$13,631	$15,063
11/30/2024	$14,238	$14,538	$16,040
12/31/2024	$14,325	$14,093	$16,182
1/31/2025	$14,722	$14,538	$16,502
2/28/2025	$14,042	$14,260	$15,909
3/31/2025	$12,787	$13,428	$14,569
4/30/2025	$13,108	$13,338	$14,827
5/31/2025	$14,174	$14,183	$16,138
6/30/2025	$15,123	$14,904	$17,167
7/31/2025	$15,675	$15,232	$17,816
8/31/2025	$15,784	$15,584	$18,015
9/30/2025	$16,572	$16,122	$18,972
10/31/2025	$17,271	$16,468	$19,661

Average Annual Total Returns

I3B4B	1 Year	Since Inception 5/28/21
Class R6	28.22%	13.16%
Russell 3000®IndexFootnote Reference(a)	20.81%	11.95%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	16.53%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class R6

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class R6

Annual Shareholder Report

Transamerica US Growth

Class T

TWMTX

October 31, 2025

Fund Overview

Transamerica US Growth (the "Fund") seeks to maximize long-term growth. This annual shareholder report contains important information for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$80	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund’s Class T shares at NAV returned 28.19%. For the same period, the Fund’s broad-based benchmark, the Russell 3000® Index, returned 20.81%. The performance benchmark, the Russell 1000® Growth Index, returned 30.52% over the same period.

  The Fund underperformed the Russell 1000® Growth Total Return Index, a benchmark of the Fund, during the fiscal year ended October 31, 2025.

  U.S. equities rose over the trailing twelve-month period ended October 31, 2025, as measured by the S&P 500® Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected GDP growth, and a more accommodative stance from the U.S. Federal Reserve.

  During the fiscal year, weak stock selection within consumer discretionary, real estate, and industrials were the primary drivers of relative underperformance. This was partially offset by strong stock selection in communication services, information technology, and consumer staples. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s overweight positions to financials and materials detracted the most from the Fund’s relative performance. This was partially offset by underweight allocations to industrials and consumer discretionary, which contributed to relative performance.

  Significant contributors to relative performance during the fiscal year included overweight positions in Broadcom, a semiconductor software company, and KLA, a wafer fab equipment company, and an underweight in Alphabet, a multinational conglomerate company.

  Significant detractors from relative performance during the fiscal year included underweights to Tesla, an electric vehicle and clean energy company, and Palantir Technologies, a software platforms company, and an overweight to Chipotle, a fast casual restaurant chain.

  The views expressed reflect the opinions of Wellington Management Company LLP as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica US Growth

Class T

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class T	Russell 3000® Index	Russell 1000® Growth Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,960	$10,055	$10,028
12/31/2015	$9,813	$9,849	$9,881
1/31/2016	$9,203	$9,293	$9,329
2/29/2016	$9,122	$9,290	$9,325
3/31/2016	$9,748	$9,944	$9,954
4/30/2016	$9,684	$10,006	$9,863
5/31/2016	$9,958	$10,185	$10,055
6/30/2016	$9,893	$10,206	$10,015
7/31/2016	$10,341	$10,611	$10,488
8/31/2016	$10,220	$10,638	$10,436
9/30/2016	$10,196	$10,655	$10,474
10/31/2016	$9,941	$10,424	$10,228
11/30/2016	$10,043	$10,891	$10,451
12/31/2016	$10,078	$11,103	$10,580
1/31/2017	$10,463	$11,312	$10,937
2/28/2017	$10,907	$11,733	$11,391
3/31/2017	$11,037	$11,741	$11,523
4/30/2017	$11,331	$11,865	$11,786
5/31/2017	$11,696	$11,987	$12,093
6/30/2017	$11,571	$12,095	$12,061
7/31/2017	$11,905	$12,323	$12,381
8/31/2017	$12,028	$12,347	$12,608
10/31/2017	$12,550	$12,924	$13,267
11/30/2017	$12,913	$13,316	$13,670
12/31/2017	$13,021	$13,450	$13,777
1/31/2018	$14,010	$14,158	$14,752
2/28/2018	$13,702	$13,637	$14,366
3/31/2018	$13,394	$13,363	$13,972
4/30/2018	$13,444	$13,414	$14,020
5/31/2018	$14,088	$13,792	$14,635
6/30/2018	$14,310	$13,883	$14,776
7/31/2018	$14,671	$14,343	$15,210
8/31/2018	$15,517	$14,847	$16,041
9/30/2018	$15,575	$14,871	$16,131
10/31/2018	$14,068	$13,776	$14,688
11/30/2018	$14,273	$14,052	$14,844
12/31/2018	$13,027	$12,745	$13,568
1/31/2019	$14,379	$13,838	$14,788
2/28/2019	$15,009	$14,325	$15,317
3/31/2019	$15,314	$14,534	$15,753
4/30/2019	$16,145	$15,115	$16,464
5/31/2019	$15,152	$14,137	$15,424
6/30/2019	$16,150	$15,129	$16,484
7/31/2019	$16,466	$15,354	$16,856
8/31/2019	$16,121	$15,041	$16,727
9/30/2019	$16,304	$15,305	$16,729
10/31/2019	$16,829	$15,635	$17,200
11/30/2019	$17,672	$16,229	$17,964
12/31/2019	$18,227	$16,698	$18,506
1/31/2020	$18,624	$16,680	$18,919
2/29/2020	$17,240	$15,314	$17,631
3/31/2020	$15,402	$13,208	$15,896
4/30/2020	$17,682	$14,957	$18,249
5/31/2020	$18,919	$15,757	$19,474
6/30/2020	$19,678	$16,117	$20,322
7/31/2020	$21,033	$17,033	$21,885
8/31/2020	$23,099	$18,266	$24,144
9/30/2020	$22,230	$17,601	$23,008
10/31/2020	$21,401	$17,221	$22,226
11/30/2020	$23,735	$19,317	$24,502
12/31/2020	$24,840	$20,186	$25,629
1/31/2021	$24,509	$20,096	$25,439
2/28/2021	$24,713	$20,724	$25,433
3/31/2021	$25,158	$21,467	$25,870
4/30/2021	$26,703	$22,573	$27,630
5/31/2021	$26,266	$22,676	$27,248
6/30/2021	$27,686	$23,236	$28,958
7/31/2021	$28,468	$23,628	$29,912
8/31/2021	$29,419	$24,302	$31,030
9/30/2021	$27,772	$23,212	$29,293
10/31/2021	$29,778	$24,782	$31,830
11/30/2021	$29,422	$24,404	$32,024
12/31/2021	$29,958	$25,365	$32,701
1/31/2022	$27,394	$23,873	$29,895
2/28/2022	$26,071	$23,272	$28,625
3/31/2022	$26,969	$24,026	$29,745
4/30/2022	$23,874	$21,870	$26,153
5/31/2022	$23,188	$21,841	$25,545
6/30/2022	$21,065	$20,014	$23,521
7/31/2022	$23,630	$21,891	$26,344
8/31/2022	$22,494	$21,074	$25,117
9/30/2022	$20,228	$19,120	$22,675
10/31/2022	$21,214	$20,688	$24,001
11/30/2022	$22,127	$21,768	$25,094
12/31/2022	$20,543	$20,493	$23,173
1/31/2023	$22,421	$21,905	$25,105
2/28/2023	$21,954	$21,393	$24,807
3/31/2023	$23,478	$21,965	$26,502
4/30/2023	$23,728	$22,199	$26,764
5/31/2023	$24,785	$22,285	$27,984
6/30/2023	$26,594	$23,807	$29,897
7/31/2023	$27,247	$24,661	$30,904
8/31/2023	$26,898	$24,185	$30,627
9/30/2023	$25,444	$23,032	$28,961
10/31/2023	$25,136	$22,422	$28,549
11/30/2023	$27,764	$24,513	$31,661
12/31/2023	$29,127	$25,813	$33,063
1/31/2024	$30,060	$26,099	$33,888
2/29/2024	$32,481	$27,512	$36,200
3/31/2024	$33,046	$28,399	$36,837
4/30/2024	$31,467	$27,150	$35,275
5/31/2024	$32,706	$28,432	$37,386
6/30/2024	$34,673	$29,313	$39,907
7/31/2024	$34,017	$29,857	$39,229
8/31/2024	$34,861	$30,507	$40,046
9/30/2024	$35,755	$31,138	$41,180
10/31/2024	$35,336	$30,910	$41,044
11/30/2024	$37,347	$32,966	$43,706
12/31/2024	$37,579	$31,958	$44,092
1/31/2025	$38,616	$32,967	$44,964
2/28/2025	$36,837	$32,336	$43,349
3/31/2025	$33,537	$30,449	$39,697
4/30/2025	$34,373	$30,245	$40,400
5/31/2025	$37,178	$32,162	$43,975
6/30/2025	$39,663	$33,796	$46,778
7/31/2025	$41,108	$34,540	$48,544
8/31/2025	$41,397	$35,340	$49,087
9/30/2025	$43,462	$36,559	$51,695
10/31/2025	$45,296	$37,343	$53,572

Average Annual Total Returns

I3B46	1 Year	5 Years	10 Years
Class T	28.19%	16.18%	16.31%
Russell 3000®IndexFootnote Reference(a)	20.81%	16.74%	14.08%
Russell 1000® Growth IndexFootnote Reference(b)	30.52%	19.24%	18.28%
Footnote	Description
Footnote(a)	Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe, and is comprised of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,005,707,394
Number of Portfolio Holdings	58
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (net of waivers and reimbursements)	$16,642,063

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	54.0%
Communication Services	14.2
Consumer Discretionary	11.5
Financials	7.0
Industrials	6.0
Health Care	4.8
Consumer Staples	1.7
Materials	0.9
Repurchase Agreements	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica US Growth

Class T

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	11.7%
Apple, Inc.	8.2
Microsoft Corp.	7.3
Alphabet, Inc., Class A	6.8
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.3
Meta Platforms, Inc., Class A	3.9
Eli Lilly & Co.	3.1
Mastercard, Inc., Class A	2.7
Oracle Corp.	2.3

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica US Growth

Class T

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The registrant has filed this code of ethics as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) deem either of them an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, (ii) impose upon either of them any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon them as a member of the registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services

	Fiscal Year Ended 10/31 (in thousands)
	2025	2024
(a) Audit Fees	$1,106	$1,295
(b) Audit Related Fees(1)	$49	$99
(c) Tax Fees(2)	$152	$19
(d) All Other Fees(3)	$43	$0

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-1A filing of the funds comprising the registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company and N-14 merger items.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the registrant’s Audit Committee must pre-approve (i) all audit and non-audit services performed for the registrant by the independent accountant and (ii) all non-audit services performed by the registrant’s independent accountant for the registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the registrant will be subject to the pre-approval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant pre-approval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2025 and 2024 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)	Not Applicable.

(b)	Not Applicable.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not Applicable to the registrant.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Large Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 5.7%
Boeing Co. (A)	187,218	$ 37,634,562
RTX Corp.	392,893	70,131,401
Textron, Inc.	321,177	25,954,313
		133,720,276
Automobiles - 2.1%
General Motors Co.	703,144	48,580,219
Banks - 10.1%
Bank of America Corp.	1,036,058	55,377,300
JPMorgan Chase & Co.	305,988	95,198,987
Wells Fargo & Co.	997,037	86,712,308
		237,288,595
Beverages - 2.3%
PepsiCo, Inc.	372,335	54,394,420
Biotechnology - 3.6%
AbbVie, Inc.	175,814	38,334,484
Gilead Sciences, Inc.	387,834	46,458,635
		84,793,119
Broadline Retail - 3.4%
Amazon.com, Inc. (A)	330,939	80,821,923
Capital Markets - 7.5%
Blackrock, Inc.	65,582	71,012,845
Goldman Sachs Group, Inc.	66,554	52,535,731
Intercontinental Exchange, Inc.	350,620	51,292,200
		174,840,776
Communications Equipment - 1.5%
Motorola Solutions, Inc.	87,078	35,415,493
Construction & Engineering - 2.1%
Quanta Services, Inc.	110,873	49,796,391
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	80,454	49,326,347
Electric Utilities - 1.9%
Duke Energy Corp.	353,070	43,886,601
Electrical Equipment - 3.2%
GE Vernova, Inc.	57,623	33,717,522
Rockwell Automation, Inc.	113,910	41,959,888
		75,677,410
Energy Equipment & Services - 1.2%
SLB Ltd.	777,576	28,039,391
Entertainment - 2.5%
Walt Disney Co.	524,574	59,077,524
Food Products - 1.3%
Mondelez International, Inc., Class A	516,065	29,653,095
Ground Transportation - 2.1%
CSX Corp.	1,375,347	49,539,999
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	526,192	$ 65,047,854
Boston Scientific Corp. (A)	471,378	47,477,192
		112,525,046
Health Care Providers & Services - 2.1%
Cencora, Inc.	142,731	48,215,959
Industrial REITs - 1.5%
Prologis, Inc.	284,179	35,263,772
Insurance - 2.4%
Hartford Insurance Group, Inc.	452,107	56,142,647
Interactive Media & Services - 5.5%
Alphabet, Inc., Class A	311,196	87,505,203
Meta Platforms, Inc., Class A	65,701	42,597,244
		130,102,447
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	82,196	46,637,188
Machinery - 2.4%
Parker-Hannifin Corp.	71,336	55,130,601
Media - 2.3%
Fox Corp., Class A	831,895	53,782,012
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	611,787	25,511,518
Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips	424,744	37,742,752
Exxon Mobil Corp.	645,144	73,778,668
		111,521,420
Passenger Airlines - 1.7%
Delta Air Lines, Inc.	698,743	40,093,873
Pharmaceuticals - 1.9%
Merck & Co., Inc.	524,449	45,092,125
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom, Inc.	114,503	42,323,744
Micron Technology, Inc.	296,195	66,279,555
		108,603,299
Software - 1.8%
Microsoft Corp.	81,102	41,995,427
Specialized REITs - 1.4%
American Tower Corp.	189,043	33,834,916
Specialty Retail - 4.2%
Lowe's Cos., Inc.	182,061	43,354,186
TJX Cos., Inc.	396,874	55,617,922
		98,972,108
Total Common Stocks (Cost $1,497,826,910)		2,278,275,937
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025

Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp.,
1.50% (B), dated 10/31/2025, to be
repurchased at $54,499,135 on 11/03/2025.
Collateralized by a U.S. Government
Obligation, 4.13%, due 10/31/2026, and
with a value of $55,582,171.
$ 54,492,324	$ 54,492,324
Total Repurchase Agreement (Cost $54,492,324)	54,492,324
Total Investments (Cost $1,552,319,234)	2,332,768,261
Net Other Assets (Liabilities) - 0.6%	13,684,654
Net Assets - 100.0%	$ 2,346,452,915
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,278,275,937	$—	$—	$2,278,275,937
Repurchase Agreement	—	54,492,324	—	54,492,324
Total Investments	$2,278,275,937	$54,492,324	$—	$2,332,768,261
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $1,497,826,910)	$2,278,275,937
Repurchase agreement, at value (cost $54,492,324)	54,492,324
Receivables and other assets:
Shares of beneficial interest sold	14,052,901
Dividends	1,124,680
Interest	2,271
Total assets	2,347,948,113
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	175,995
Investment management fees	1,116,948
Distribution and service fees	46,145
Transfer agent fees	49,123
Trustee and CCO fees	778
Audit and tax fees	19,682
Custody fees	19,681
Legal fees	24,976
Printing and shareholder reports fees	13,198
Other accrued expenses	28,672
Total liabilities	1,495,198
Net assets	$2,346,452,915
Net assets consist of:
Paid-in capital	$1,504,910,785
Total distributable earnings (accumulated losses)	841,542,130
Net assets	$2,346,452,915
Net assets by class:
Class A	$146,614,970
Class C	18,578,158
Class I	305,350,329
Class I2	1,823,732,983
Class R6	52,176,475
Shares outstanding (unlimited shares, no par value):
Class A	8,745,138
Class C	1,118,141
Class I	17,955,735
Class I2	107,895,605
Class R6	3,086,312
Net asset value per share: (A)
Class A	$16.77
Class C	16.62
Class I	17.01
Class I2	16.90
Class R6	16.91
Maximum offering price per share: (B)
Class A	$17.75

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$35,206,346
Interest income	755,941
Total investment income	35,962,287
Expenses:
Investment management fees	12,199,849
Distribution and service fees:
Class A	318,072
Class C	145,145
Transfer agent fees:
Class A	121,047
Class C	17,568
Class I	191,646
Class I2	126,287
Class R6	5,484
Trustee and CCO fees	88,901
Audit and tax fees	43,734
Custody fees	118,682
Legal fees	155,361
Printing and shareholder reports fees	90,209
Registration fees	122,248
Other	102,244
Total expenses before waiver and/or reimbursement and recapture	13,846,477
Expenses waived and/or reimbursed:
Class I	(165,742)
Net expenses	13,680,735
Net investment income (loss)	22,281,552
Net realized gain (loss) on:
Investments	75,658,662
Net change in unrealized appreciation (depreciation) on:
Investments	217,280,822
Net realized and change in unrealized gain (loss)	292,939,484
Net increase (decrease) in net assets resulting from operations	$315,221,036
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$22,281,552	$21,588,584
Net realized gain (loss)	75,658,662	30,306,876
Net change in unrealized appreciation (depreciation)	217,280,822	438,829,980
Net increase (decrease) in net assets resulting from operations	315,221,036	490,725,440
Dividends and/or distributions to shareholders:
Class A	(3,274,810)	(6,532,969)
Class C	(250,338)	(1,070,382)
Class I	(4,736,748)	(8,218,852)
Class I2	(47,933,491)	(116,725,336)
Class R6	(2,176,149)	(3,757,254)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(58,371,536)	(136,304,793)
Capital share transactions:
Proceeds from shares sold:
Class A	72,860,430	21,460,841
Class C	8,773,503	1,526,898
Class I	185,627,855	84,646,471
Class I2	208,562,264	408,518,545
Class R6	34,831,573	43,084,904
	510,655,625	559,237,659
Dividends and/or distributions reinvested:
Class A	2,984,617	5,887,326
Class C	220,341	919,131
Class I	4,201,138	7,102,791
Class I2	47,933,491	116,725,336
Class R6	2,176,149	3,757,254
	57,515,736	134,391,838
Cost of shares redeemed:
Class A	(52,948,884)	(21,176,783)
Class C	(1,840,589)	(3,081,367)
Class I	(47,157,534)	(63,997,011)
Class I2	(235,955,334)	(309,211,500)
Class R6	(62,720,589)	(30,271,372)
	(400,622,930)	(427,738,033)
Automatic conversions:
Class A	4,435,691	2,869,610
Class C	(4,435,691)	(2,869,610)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	167,548,431	265,891,464
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	522 (A)
Class C	—	1,052 (A)
	—	1,574
Net increase (decrease) in net assets	424,397,931	620,313,685
Net assets:
Beginning of year	1,922,054,984	1,301,741,299
End of year	$2,346,452,915	$1,922,054,984
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	4,890,745	1,545,495
Class C	583,749	111,578
Class I	11,633,688	5,984,885
Class I2	13,787,836	30,442,236
Class R6	2,289,131	3,274,087
	33,185,149	41,358,281
Shares reinvested:
Class A	204,078	465,071
Class C	15,354	73,886
Class I	281,753	552,719
Class I2	3,243,366	9,125,926
Class R6	147,791	291,476
	3,892,342	10,509,078
Shares redeemed:
Class A	(3,551,585)	(1,543,206)
Class C	(121,276)	(229,857)
Class I	(3,122,684)	(4,622,962)
Class I2	(16,046,413)	(22,819,498)
Class R6	(3,984,698)	(2,168,892)
	(26,826,656)	(31,384,415)
Automatic conversions:
Class A	291,505	209,016
Class C	(294,005)	(210,829)
	(2,500)	(1,813)
Net increase (decrease) in shares outstanding:
Class A	1,834,743	676,376
Class C	183,822	(255,222)
Class I	8,792,757	1,914,642
Class I2	984,789	16,748,664
Class R6	(1,547,776)	1,396,671
	10,248,335	20,481,131

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.84	$11.96	$12.80	$14.07	$9.10
Investment operations:
Net investment income (loss) (A)	0.11	0.12	0.12	0.11	0.09
Net realized and unrealized gain (loss)	2.22	3.82	(0.13)(B)	(1.03)	4.98
Total investment operations	2.33	3.94	(0.01)	(0.92)	5.07
Contributions from affiliate	—	0.00 (C)(D)	—	0.00 (C)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.12)	(0.13)	(0.12)	(0.10)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.40)	(1.06)	(0.83)	(0.35)	(0.10)
Net asset value, end of year	$16.77	$14.84	$11.96	$12.80	$14.07
Total return (F)	16.07%	34.49%(D)	(0.12)%	(6.69)%(E)	55.91%
Ratio and supplemental data:
Net assets end of year (000’s)	$146,615	$102,530	$74,589	$77,059	$82,859
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%	0.98%	1.00%	0.98%	0.99%
Including waiver and/or reimbursement and recapture	0.97%	0.98%	1.00%(G)	0.98%(G)	0.99%(G)
Net investment income (loss) to average net assets	0.75%	0.91%	0.98%	0.81%	0.76%
Portfolio turnover rate	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.71	$11.87	$12.70	$13.95	$9.05
Investment operations:
Net investment income (loss) (A)	(0.00)	0.02	0.03	0.01	0.00 (B)
Net realized and unrealized gain (loss)	2.20	3.77	(0.13)(C)	(1.02)	4.94
Total investment operations	2.20	3.79	(0.10)	(1.01)	4.94
Contributions from affiliate	—	0.00 (B)(D)	—	0.00 (B)(E)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.01)	(0.03)	(0.01)	(0.04)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.29)	(0.95)	(0.73)	(0.24)	(0.04)
Net asset value, end of year	$16.62	$14.71	$11.87	$12.70	$13.95
Total return (F)	15.22%	33.37%(D)	(0.84)%	(7.34)%(E)	54.71%
Ratio and supplemental data:
Net assets end of year (000’s)	$18,578	$13,747	$14,119	$17,682	$19,204
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74%	1.75%	1.77%	1.75%	1.76%
Including waiver and/or reimbursement and recapture	1.74%	1.75%	1.77%(G)	1.75%(G)	1.76%(G)
Net investment income (loss) to average net assets	(0.03)%	0.16%	0.22%	0.04%	0.02%
Portfolio turnover rate	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$15.03	$12.10	$12.92	$14.19	$9.17
Investment operations:
Net investment income (loss) (A)	0.16	0.17	0.17	0.16	0.14
Net realized and unrealized gain (loss)	2.25	3.85	(0.12)(B)	(1.04)	5.01
Total investment operations	2.41	4.02	0.05	(0.88)	5.15
Contributions from affiliate	—	—	—	0.01 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.15)	(0.17)	(0.17)	(0.13)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.43)	(1.09)	(0.87)	(0.40)	(0.13)
Net asset value, end of year	$17.01	$15.03	$12.10	$12.92	$14.19
Total return	16.48%	34.84%	0.32%	(6.27)%(C)	56.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$305,350	$137,717	$87,679	$99,796	$108,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%	0.72%	0.73%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.63%(D)	0.63%(D)	0.64%(D)	0.63%(D)(E)	0.63%(E)
Net investment income (loss) to average net assets	1.06%	1.24%	1.35%	1.16%	1.16%
Portfolio turnover rate	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(D)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.95	$12.05	$12.88	$14.16	$9.16
Investment operations:
Net investment income (loss) (A)	0.17	0.17	0.17	0.16	0.14
Net realized and unrealized gain (loss)	2.23	3.84	(0.12)(B)	(1.05)	5.00
Total investment operations	2.40	4.01	0.05	(0.89)	5.14
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.17)	(0.18)	(0.16)	(0.14)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.45)	(1.11)	(0.88)	(0.39)	(0.14)
Net asset value, end of year	$16.90	$14.95	$12.05	$12.88	$14.16
Total return	16.47%	34.85%	0.34%	(6.37)%	56.43%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,823,733	$1,598,755	$1,086,343	$1,684,204	$2,294,601
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.62%	0.61%
Net investment income (loss) to average net assets	1.10%	1.25%	1.35%	1.16%	1.12%
Portfolio turnover rate	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.96	$12.05	$12.88	$14.16	$9.16
Investment operations:
Net investment income (loss) (A)	0.17	0.17	0.17	0.15	0.15
Net realized and unrealized gain (loss)	2.23	3.85	(0.12)(B)	(1.04)	4.99
Total investment operations	2.40	4.02	0.05	(0.89)	5.14
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.17)	(0.18)	(0.16)	(0.14)
Net realized gains	(0.27)	(0.94)	(0.70)	(0.23)	—
Total dividends and/or distributions to shareholders	(0.45)	(1.11)	(0.88)	(0.39)	(0.14)
Net asset value, end of year	$16.91	$14.96	$12.05	$12.88	$14.16
Total return	16.46%	34.94%	0.33%	(6.37)%	56.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$52,177	$69,306	$39,011	$43,589	$24,977
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.62%	0.62%(C)
Net investment income (loss) to average net assets	1.12%	1.23%	1.35%	1.16%	1.23%
Portfolio turnover rate	25%	25%	18%	26%	127%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $14,716.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,841,496,248	78.48%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2026
Class C	1.81	March 1, 2026
Class I	0.77	March 1, 2026
Class I2, Class R6	0.67	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of October 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$155,614	16,974
Class C	—	416
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$456,844	$48,149
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$638,600,568	$—	$522,245,862	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,564,707,567	$792,944,711	$(24,884,017)	$768,060,694
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$33,910,855	$—	$24,460,681	$—	$20,838,761	$—	$115,466,032	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$926,183	$—	$72,555,253	$—	$—	$—	$768,060,694
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. OPERATING SEGMENTS (continued)
from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Large Cap Value
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Large Cap Value (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $32,922,833 of qualified dividend income.
For corporate shareholders, 96% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $24,460,681 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Large Cap Value (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Great Lakes Advisors, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe and the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on December 1, 2020 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Cap Value

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886773 TA LCV 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Large Core ESG
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	6,716	$ 1,383,160
Automobile Components - 0.2%
Aptiv PLC (A)	3,527	286,040
Automobiles - 1.1%
Tesla, Inc. (A)	4,044	1,846,329
Banks - 4.9%
Bank of America Corp.	38,026	2,032,490
Citigroup, Inc.	12,580	1,273,474
JPMorgan Chase & Co.	13,627	4,239,632
PNC Financial Services Group, Inc.	708	129,245
U.S. Bancorp	19,944	930,986
		8,605,827
Beverages - 1.1%
Coca-Cola Co.	27,402	1,887,998
PepsiCo, Inc.	430	62,819
		1,950,817
Biotechnology - 1.0%
AbbVie, Inc.	3,102	676,360
Gilead Sciences, Inc.	2,594	310,735
Regeneron Pharmaceuticals, Inc.	793	516,877
Vertex Pharmaceuticals, Inc. (A)	466	198,316
		1,702,288
Broadline Retail - 3.2%
Amazon.com, Inc. (A)	19,797	4,834,823
eBay, Inc.	8,065	655,765
		5,490,588
Building Products - 1.9%
Carrier Global Corp.	4,975	295,963
Johnson Controls International PLC	9,533	1,090,480
Trane Technologies PLC	4,210	1,888,816
		3,275,259
Capital Markets - 2.8%
Ameriprise Financial, Inc.	2,587	1,171,316
Bank of New York Mellon Corp.	5,128	553,465
Goldman Sachs Group, Inc.	1,238	977,240
Intercontinental Exchange, Inc.	1,400	204,806
Moody's Corp.	4	1,921
Morgan Stanley	1,655	271,420
Nasdaq, Inc.	516	44,113
S&P Global, Inc.	3,406	1,659,437
		4,883,718
Chemicals - 1.7%
Ecolab, Inc.	3,184	816,377
Linde PLC	4,866	2,035,448
Solstice Advanced Materials, Inc. (A)	2,511	113,171
		2,964,996
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,334	$ 244,482
Copart, Inc. (A)	6,779	291,565
		536,047
Communications Equipment - 1.9%
Arista Networks, Inc. (A)	12,203	1,924,291
Cisco Systems, Inc.	18,072	1,321,244
		3,245,535
Construction & Engineering - 0.2%
EMCOR Group, Inc.	525	354,785
Consumer Finance - 1.3%
American Express Co.	711	256,479
Capital One Financial Corp.	9,171	2,017,528
		2,274,007
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp.	1,247	123,029
Sprouts Farmers Market, Inc. (A)	2,815	222,272
		345,301
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	53,319	2,118,897
Electric Utilities - 1.7%
Duke Energy Corp.	11,764	1,462,265
FirstEnergy Corp.	7,085	324,705
NextEra Energy, Inc.	14,609	1,189,173
		2,976,143
Electrical Equipment - 0.6%
GE Vernova, Inc.	1,904	1,114,107
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	1,219	301,105
Energy Equipment & Services - 1.0%
Baker Hughes Co.	31,166	1,508,746
TechnipFMC PLC	6,593	272,621
		1,781,367
Entertainment - 1.5%
Electronic Arts, Inc.	7,844	1,569,271
Spotify Technology SA (A)	888	581,924
Take-Two Interactive Software, Inc. (A)	1,942	497,870
		2,649,065
Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B (A)	1,649	787,463
Mastercard, Inc., Class A	5,282	2,915,611
PayPal Holdings, Inc. (A)	2,303	159,529
Visa, Inc., Class A	9,829	3,349,134
		7,211,737
Gas Utilities - 0.6%
UGI Corp.	31,792	1,062,807
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 1.5%
Uber Technologies, Inc. (A)	6,726	$ 649,059
Union Pacific Corp.	9,087	2,002,502
		2,651,561
Health Care Equipment & Supplies - 1.2%
Edwards Lifesciences Corp. (A)	2,895	238,693
IDEXX Laboratories, Inc. (A)	623	392,185
ResMed, Inc.	1,770	436,977
STERIS PLC	2,731	643,697
Stryker Corp.	1,021	363,721
		2,075,273
Health Care Providers & Services - 1.2%
Cigna Group	173	42,283
Elevance Health, Inc.	1,570	498,004
HCA Healthcare, Inc.	118	54,242
Humana, Inc.	1,085	301,836
McKesson Corp.	1,453	1,178,877
		2,075,242
Health Care REITs - 0.6%
Welltower, Inc.	5,791	1,048,403
Health Care Technology - 0.6%
Veeva Systems, Inc., Class A (A)	3,571	1,039,875
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	405	2,056,485
Chipotle Mexican Grill, Inc. (A)	1,122	35,556
Las Vegas Sands Corp.	1	59
McDonald's Corp.	3,642	1,086,882
		3,178,982
Household Durables - 0.1%
NVR, Inc. (A)	33	237,957
Household Products - 2.2%
Colgate-Palmolive Co.	6,938	534,573
Kimberly-Clark Corp.	5,048	604,296
Procter & Gamble Co.	17,828	2,680,796
		3,819,665
Industrial Conglomerates - 1.9%
3M Co.	7,360	1,225,440
Honeywell International, Inc.	10,046	2,022,561
		3,248,001
Industrial REITs - 0.2%
Prologis, Inc.	2,962	367,555
Insurance - 0.5%
Progressive Corp.	2,033	418,798
Travelers Cos., Inc.	1,929	518,168
		936,966
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A	12,671	3,562,959
Alphabet, Inc., Class C	11,437	3,223,175
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A	4,010	$ 2,599,884
ZoomInfo Technologies, Inc. (A)	3,247	36,431
		9,422,449
IT Services - 0.3%
Accenture PLC, Class A	2,246	561,725
International Business Machines Corp.	111	34,122
		595,847
Machinery - 0.3%
Caterpillar, Inc.	155	89,475
Cummins, Inc.	134	58,649
Deere & Co.	888	409,928
		558,052
Media - 0.7%
Interpublic Group of Cos., Inc.	4,014	102,999
New York Times Co., Class A	16,455	937,771
Paramount Skydance Corp., Class B	16,885	259,860
		1,300,630
Metals & Mining - 0.3%
Newmont Corp.	6,309	510,840
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	22,872	2,032,406
EOG Resources, Inc.	10,651	1,127,302
Kinder Morgan, Inc.	4,780	125,188
Valero Energy Corp.	5,948	1,008,543
		4,293,439
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	8,034	460,991
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	29,590	1,363,211
Eli Lilly & Co.	4,164	3,592,949
Merck & Co., Inc.	24,981	2,147,867
Zoetis, Inc.	1,925	277,373
		7,381,400
Professional Services - 1.1%
Automatic Data Processing, Inc.	7,063	1,838,499
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices, Inc. (A)	5,607	1,436,065
Broadcom, Inc.	17,547	6,485,897
Intel Corp. (A)	9,722	388,783
KLA Corp.	469	566,899
Lam Research Corp.	15,446	2,432,127
Micron Technology, Inc.	1,844	412,632
NVIDIA Corp.	80,422	16,284,651
QUALCOMM, Inc.	3,687	666,978
		28,674,032
Software - 11.8%
Adobe, Inc. (A)	4,421	1,504,510
Autodesk, Inc. (A)	1,868	562,903
Fortinet, Inc. (A)	1,288	111,322
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	2,832	$ 1,890,502
Microsoft Corp.	24,972	12,930,751
Oracle Corp.	4,029	1,058,056
Palantir Technologies, Inc., Class A (A)	103	20,648
Palo Alto Networks, Inc. (A)	1,920	422,861
Salesforce, Inc.	6,055	1,576,783
ServiceNow, Inc. (A)	454	417,353
		20,495,689
Specialized REITs - 0.2%
American Tower Corp.	6	1,074
VICI Properties, Inc.	13,366	400,846
		401,920
Specialty Retail - 2.8%
Best Buy Co., Inc.	174	14,293
Home Depot, Inc.	7,151	2,714,448
Lowe's Cos., Inc.	6,216	1,480,216
TJX Cos., Inc.	3,993	559,579
Williams-Sonoma, Inc.	306	59,468
		4,828,004
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	36,154	9,774,957
Seagate Technology Holdings PLC	823	210,589
Western Digital Corp.	1,864	279,992
		10,265,538
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	1,440	460,310
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.4%
Altria Group, Inc.	11,415	$ 643,578
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	2,148	101,192
Total Common Stocks (Cost $116,081,430)		171,271,815
EXCHANGE-TRADED FUND - 1.5%
U.S. Equity Fund - 1.5%
SPDR S&P 500 ETF Trust (B)	3,852	2,627,295
Total Exchange-Traded Fund (Cost $2,527,493)		2,627,295

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.50% (C), dated 10/31/2025, to be repurchased at $535,264 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $546,012.	$ 535,197	535,197
Total Repurchase Agreement (Cost $535,197)		535,197
Total Investments (Cost $119,144,120)		174,434,307
Net Other Assets (Liabilities) - (0.2)%		(387,726)
Net Assets - 100.0%		$ 174,046,581
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$171,271,815	$—	$—	$171,271,815
Exchange-Traded Fund	2,627,295	—	—	2,627,295
Repurchase Agreement	—	535,197	—	535,197
Total Investments	$173,899,110	$535,197	$—	$174,434,307
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(C)	Rate disclosed reflects the yield at October 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $118,608,923)	$173,899,110
Repurchase agreement, at value (cost $535,197)	535,197
Receivables and other assets:
Shares of beneficial interest sold	5,483
Dividends	110,534
Interest	22
Total assets	174,550,346
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	384,179
Investment management fees	65,804
Distribution and service fees	18,896
Transfer agent fees	1,011
Trustee and CCO fees	59
Audit and tax fees	16,684
Custody fees	1,909
Legal fees	2,055
Printing and shareholder reports fees	1,330
Registration fees	2,270
Other accrued expenses	9,568
Total liabilities	503,765
Net assets	$174,046,581
Net assets consist of:
Paid-in capital	$96,423,890
Total distributable earnings (accumulated losses)	77,622,691
Net assets	$174,046,581
Net assets by class:
Class A	$474,399
Class I3	127,920,960
Class R	44,503,531
Class R4	849,078
Class R6	298,613
Shares outstanding (unlimited shares, no par value):
Class A	36,730
Class I3	9,913,103
Class R	3,443,331
Class R4	65,646
Class R6	23,060
Net asset value per share: (A)
Class A	$12.92
Class I3	12.90
Class R	12.92
Class R4	12.93
Class R6	12.95
Maximum offering price per share: (B)
Class A	$13.67

(A)
Net asset value per share for Class I3, R, R4 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$2,442,448
Interest income	6,493
Net income from securities lending	412
Withholding taxes on foreign income	(644)
Total investment income	2,448,709
Expenses:
Investment management fees	756,176
Distribution and service fees:
Class A	1,062
Class R	227,094
Class R4	2,174
Transfer agent fees:
Class A	752
Class I3	9,081
Class R	759
Class R4	65
Class R6	18
Trustee and CCO fees	7,249
Audit and tax fees	30,781
Custody fees	13,776
Legal fees	12,422
Printing and shareholder reports fees	7,594
Registration fees	66,663
Other	22,269
Total expenses before waiver and/or reimbursement and recapture	1,157,935
Expenses waived and/or reimbursed:
Class A	(29)
Class R4	(138)
Recapture of previously waived and/or reimbursed fees:
Class R4	203
Net expenses	1,157,971
Net investment income (loss)	1,290,738
Net realized gain (loss) on:
Investments	25,104,526
Net change in unrealized appreciation (depreciation) on:
Investments	5,153,763
Net realized and change in unrealized gain (loss)	30,258,289
Net increase (decrease) in net assets resulting from operations	$31,549,027
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$1,290,738	$1,473,318
Net realized gain (loss)	25,104,526	32,912,894
Net change in unrealized appreciation (depreciation)	5,153,763	21,164,338
Net increase (decrease) in net assets resulting from operations	31,549,027	55,550,550
Dividends and/or distributions to shareholders:
Class A	(79,114)	(7,093)
Class I3	(23,681,423)	(9,119,689)
Class R	(8,120,801)	(4,114,822)
Class R4	(149,004)	(110,241)
Class R6	(43,402)	(994)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(32,073,744)	(13,352,839)
Capital share transactions:
Proceeds from shares sold:
Class A	163,139	323,303
Class I3	1,657,274	1,772,670
Class R	303,600	1,759,603
Class R4	148,279	198,715
Class R6	81,858	192,711
	2,354,150	4,247,002
Dividends and/or distributions reinvested:
Class A	79,114	7,093
Class I3	23,681,423	9,119,689
Class R	8,120,801	4,114,822
Class R4	149,004	110,241
Class R6	43,402	994
	32,073,744	13,352,839
Cost of shares redeemed:
Class A	(109,514)	(64,809)
Class I3	(24,957,356)	(17,629,440)
Class R	(27,381,951)	(7,483,685)
Class R4	(1,299,064)	(177,119)
Class R6	(35,676)	(79)
	(53,783,561)	(25,355,132)
Net increase (decrease) in net assets resulting from capital share transactions	(19,355,667)	(7,755,291)
Net increase (decrease) in net assets	(19,880,384)	34,442,420
Net assets:
Beginning of year	193,926,965	159,484,545
End of year	$174,046,581	$193,926,965
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	12,947	26,407
Class I3	144,735	144,482
Class R	25,511	147,020
Class R4	11,998	16,191
Class R6	6,973	14,350
	202,164	348,450
Shares reinvested:
Class A	7,027	627
Class I3	2,104,625	810,769
Class R	720,696	367,385
Class R4	13,209	9,807
Class R6	3,844	87
	2,849,401	1,188,675
Shares redeemed:
Class A	(9,428)	(5,120)
Class I3	(2,013,326)	(1,412,071)
Class R	(2,060,080)	(607,704)
Class R4	(94,912)	(14,065)
Class R6	(3,195)	(6)
	(4,180,941)	(2,038,966)
Net increase (decrease) in shares outstanding:
Class A	10,546	21,914
Class I3	236,034	(456,820)
Class R	(1,313,873)	(93,299)
Class R4	(69,705)	11,933
Class R6	7,622	14,431
	(1,129,376)	(501,841)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$13.28	$10.57	$9.98
Investment operations:
Net investment income (loss) (B)	0.05	0.06	0.04
Net realized and unrealized gain (loss)	2.18	3.52	0.59
Total investment operations	2.23	3.58	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.08)	(0.04)
Net realized gains	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(2.59)	(0.87)	(0.04)
Net asset value, end of year	$12.92	$13.28	$10.57
Total return (C)	19.76%	35.38%	6.28%(D)
Ratio and supplemental data:
Net assets end of year (000’s)	$474	$348	$45
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.97%	0.96%	1.15%(F)
Including waiver and/or reimbursement and recapture	0.97%(G)(H)	0.98%	1.00%(F)
Net investment income (loss) to average net assets	0.47%	0.49%	0.49%(F)
Portfolio turnover rate	110%	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.27	$10.55	$10.17	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.11	0.11	0.12	0.12	0.13
Net realized and unrealized gain (loss)	2.15	3.52	0.89	(1.57)	4.06
Total investment operations	2.26	3.63	1.01	(1.45)	4.19
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.12)	(0.12)	(0.12)	(0.13)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(2.63)	(0.91)	(0.63)	(2.06)	(1.03)
Net asset value, end of year	$12.90	$13.27	$10.55	$10.17	$13.68
Total return	20.15%	36.05%	10.41%	(12.58)%	42.24%
Ratio and supplemental data:
Net assets end of year (000’s)	$127,921	$128,401	$106,910	$109,512	$136,168
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.55%	0.54%	0.59%	0.52%	0.51%
Including waiver and/or reimbursement and recapture	0.55%	0.56%	0.56%	0.52%	0.51%
Net investment income (loss) to average net assets	0.89%	0.94%	1.12%	1.03%	1.03%
Portfolio turnover rate	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.28	$10.56	$10.18	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.05	0.06	0.07	0.06	0.07
Net realized and unrealized gain (loss)	2.16	3.51	0.88	(1.56)	4.06
Total investment operations	2.21	3.57	0.95	(1.50)	4.13
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.06)	(0.06)	(0.06)	(0.07)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(2.57)	(0.85)	(0.57)	(2.00)	(0.97)
Net asset value, end of year	$12.92	$13.28	$10.56	$10.18	$13.68
Total return	19.54%	35.39%	9.85%	(13.03)%	41.64%
Ratio and supplemental data:
Net assets end of year (000’s)	$44,504	$63,176	$51,216	$49,946	$66,418
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	1.05%	1.03%	1.08%	1.02%	1.01%
Including waiver and/or reimbursement and recapture	1.05%	1.03%	1.06%	1.02%	1.01%
Net investment income (loss) to average net assets	0.43%	0.47%	0.62%	0.54%	0.54%
Portfolio turnover rate	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.28	$10.56	$10.18	$13.68	$10.52
Investment operations:
Net investment income (loss) (A)	0.09	0.08	0.09	0.09	0.10
Net realized and unrealized gain (loss)	2.15	3.52	0.89	(1.56)	4.06
Total investment operations	2.24	3.60	0.98	(1.47)	4.16
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized gains	(2.52)	(0.79)	(0.51)	(1.94)	(0.90)
Total dividends and/or distributions to shareholders	(2.59)	(0.88)	(0.60)	(2.03)	(1.00)
Net asset value, end of year	$12.93	$13.28	$10.56	$10.18	$13.68
Total return	19.87%	35.69%	10.12%	(12.73)%	41.88%
Ratio and supplemental data:
Net assets end of year (000’s)	$849	$1,797	$1,303	$2,391	$2,800
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.80%	0.79%	0.84%	0.77%	0.76%
Including waiver and/or reimbursement and recapture	0.81%	0.81%	0.81%	0.77%	0.76%
Net investment income (loss) to average net assets	0.72%	0.68%	0.89%	0.78%	0.77%
Portfolio turnover rate	110%	105%	98%	77%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$13.31	$10.58	$9.98
Investment operations:
Net investment income (loss) (B)	0.10	0.09	0.07
Net realized and unrealized gain (loss)	2.17	3.55	0.59
Total investment operations	2.27	3.64	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.12)	(0.06)
Net realized gains	(2.52)	(0.79)	—
Total dividends and/or distributions to shareholders	(2.63)	(0.91)	(0.06)
Net asset value, end of year	$12.95	$13.31	$10.58
Total return	20.18%	36.06%	6.56%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$299	$205	$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%	0.54%	0.59%(E)
Including waiver and/or reimbursement and recapture	0.55%	0.54%(F)	0.55%(E)
Net investment income (loss) to average net assets	0.88%	0.69%	1.01%(E)
Portfolio turnover rate	110%	105%	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Core ESG (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $2,431.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Environmental, social and governance (“ESG”) investing risk: Applying the sub-adviser’s ESG criteria to its investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of ESG criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies that are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and a company’s ESG practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment. There may be significant differences in views in what constitutes positive or
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
negative ESG characteristics of a company. The sub-adviser’s ESG assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-ESG activities. ESG ratings and assessments of issuers can vary across third part data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG strategy.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$166,597,387	95.72%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.00%	March 1, 2026
Class I3, Class R6	0.57	March 1, 2026
Class R	1.15	March 1, 2026
Class R4	0.81	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R4	$—	$—	$130	$130
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,166	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$9,959	$889
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$185,940,136	$—	$235,306,775	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes and basis adjustments related to a prior year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$2,480,508	$(2,480,508)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$118,726,630	$58,042,062	$(2,334,385)	$55,707,677
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,173,636	$—	$20,900,108	$—	$1,702,280	$—	$11,650,559	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$3,161,669	$—	$19,662,421	$—	$—	$(909,076)	$55,707,677
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. OPERATING SEGMENTS (continued)
single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Large Core ESG
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Large Core ESG (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $2,299,283 of qualified dividend income.
For corporate shareholders, 38% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $20,900,108 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Large Core ESG (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and PineBridge Investments LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was above the median for its peer universe for the past 3-year period and in line with the median for the past 1- and 5-year periods. The Board also noted that the performance of Class R Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on September 1, 2018 pursuant to its current investment objective and investment strategies. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 10, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Large Core, effective as of that date in place of its own historical performance record. The Trustees noted that TAM and the Fund’s sub-adviser implemented changes to the Fund’s principal investment strategy, which took effect on March 1, 2023.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Core ESG

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA LRG CORE ESG 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Large Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.7%
General Electric Co.	9,744	$ 3,010,409
Automobiles - 5.3%
Tesla, Inc. (A)	47,279	21,585,700
Banks - 0.3%
Wells Fargo & Co.	12,570	1,093,213
Biotechnology - 1.9%
Roivant Sciences Ltd. (A)	273,444	5,466,146
Vertex Pharmaceuticals, Inc. (A)	5,160	2,195,941
		7,662,087
Broadline Retail - 4.1%
Amazon.com, Inc. (A)	45,295	11,061,945
MercadoLibre, Inc. (A)	2,384	5,548,188
		16,610,133
Building Products - 0.2%
Builders FirstSource, Inc. (A)	6,497	754,756
Capital Markets - 1.6%
Ares Management Corp., Class A	7,580	1,127,222
Coinbase Global, Inc., Class A (A)	3,072	1,056,092
Interactive Brokers Group, Inc., Class A	15,412	1,084,388
Intercontinental Exchange, Inc.	13,015	1,903,964
KKR & Co., Inc.	11,123	1,316,185
		6,487,851
Chemicals - 0.5%
Sherwin-Williams Co.	5,321	1,835,426
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	3,532	735,504
Communications Equipment - 0.8%
Arista Networks, Inc. (A)	19,480	3,071,801
Consumer Finance - 0.4%
American Express Co.	4,507	1,625,810
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	17,092	1,508,540
Walmart, Inc.	18,153	1,836,720
		3,345,260
Electrical Equipment - 0.5%
GE Vernova, Inc.	3,571	2,089,535
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	15,426	2,149,459
Coherent Corp. (A)	17,556	2,316,690
		4,466,149
Entertainment - 4.7%
Liberty Media Corp. - Liberty Formula One, Class C (A)	13,978	1,395,703
Live Nation Entertainment, Inc. (A)	2,265	338,685
Netflix, Inc. (A)	3,823	4,277,402
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
ROBLOX Corp., Class A (A)	104,208	$ 11,850,534
Spotify Technology SA (A)	1,683	1,102,904
		18,965,228
Financial Services - 5.9%
Affirm Holdings, Inc. (A)	171,685	12,340,717
Federal National Mortgage Association (A)	394,829	4,031,204
Klarna Group PLC (A)	20,851	783,372
Mastercard, Inc., Class A	9,644	5,323,392
Visa, Inc., Class A	4,388	1,495,167
		23,973,852
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A (A)	4,777	1,391,062
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc., Class A (A)	23,971	3,033,290
Chipotle Mexican Grill, Inc. (A)	39,165	1,241,139
DoorDash, Inc., Class A (A)	41,674	10,600,616
DraftKings, Inc., Class A (A)	34,943	1,068,906
Hilton Worldwide Holdings, Inc.	7,568	1,944,673
		17,888,624
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A	47,860	13,457,753
Meta Platforms, Inc., Class A	12,086	7,835,958
		21,293,711
IT Services - 12.9%
Cloudflare, Inc., Class A (A)	119,433	30,252,379
Shopify, Inc., Class A (A)	68,766	11,955,657
Snowflake, Inc., Class A (A)	37,990	10,442,691
		52,650,727
Machinery - 0.6%
Caterpillar, Inc.	3,862	2,229,378
Pharmaceuticals - 3.9%
Eli Lilly & Co.	7,234	6,241,929
Royalty Pharma PLC, Class A	259,732	9,750,340
		15,992,269
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (A)	14,490	3,711,179
Broadcom, Inc.	34,145	12,621,016
Credo Technology Group Holding Ltd. (A)	5,174	970,746
KLA Corp.	2,628	3,176,569
NVIDIA Corp.	119,557	24,209,097
		44,688,607
Software - 19.3%
AppLovin Corp., Class A (A)	23,864	15,209,243
Aurora Innovation, Inc. (A)	1,293,703	6,779,004
BitMine Immersion Technologies, Inc. (A)	58,148	2,712,604
Cadence Design Systems, Inc. (A)	7,125	2,413,166
Crowdstrike Holdings, Inc., Class A (A)	5,841	3,171,721
HubSpot, Inc. (A)	2,054	1,010,404
Intuit, Inc.	3,660	2,443,233
Microsoft Corp.	29,101	15,068,789
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	17,615	$ 4,625,875
Palantir Technologies, Inc., Class A (A)	9,976	1,999,889
Palo Alto Networks, Inc. (A)	10,942	2,409,866
PTC, Inc. (A)	7,485	1,486,072
Samsara, Inc., Class A (A)	157,504	6,326,936
ServiceNow, Inc. (A)	3,104	2,853,445
Strategy, Inc., Class A (A)	32,830	8,848,013
Tyler Technologies, Inc. (A)	2,667	1,270,186
		78,628,446
Specialty Retail - 0.6%
Lowe's Cos., Inc.	5,985	1,425,208
O'Reilly Automotive, Inc. (A)	11,726	1,107,403
		2,532,611
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	63,348	17,127,399
IonQ, Inc. (A)	104,932	6,545,658
		23,673,057
Trading Companies & Distributors - 3.3%
Core & Main, Inc., Class A (A)	55,475	2,894,685
Ferguson Enterprises, Inc.	6,143	1,526,536
FTAI Aviation Ltd.	10,139	1,753,033
QXO, Inc. (A)	416,261	7,355,332
		13,529,586
Total Common Stocks (Cost $201,841,559)		391,810,792

Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp.,
1.50% (B), dated 10/31/2025, to be
repurchased at $15,706,237 on 11/03/2025.
Collateralized by a U.S. Government
Obligation, 0.00%, due 10/29/2026, and
with a value of $16,018,362.
$ 15,704,274	$ 15,704,274
Total Repurchase Agreement (Cost $15,704,274)	15,704,274
Total Investments Excluding Options Purchased (Cost $217,545,833)	407,515,066
Total Options Purchased - 0.0% * (Cost $957,619)	81,008
Total Investments (Cost $218,503,452)	407,596,074
Net Other Assets (Liabilities) - (0.1)%	(574,929)
Net Assets - 100.0%	$ 407,021,145
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	60,453,274	$197,798	$63,234
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	43,043,185	179,172	13,301
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,095,377	173,812	2,315
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	28,011,641	136,109	2,101
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	57,111,191	270,728	57
Total							$957,619	$81,008
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$391,810,792	$—	$—	$391,810,792
Repurchase Agreement	—	15,704,274	—	15,704,274
Over-the-Counter Foreign Exchange Options Purchased	—	81,008	—	81,008
Total Investments	$391,810,792	$15,785,282	$—	$407,596,074
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $202,799,178)	$391,891,800
Repurchase agreement, at value (cost $15,704,274)	15,704,274
Cash	69,973
Foreign currency, at value (cost $2,018)	2,049
Receivables and other assets:
Net income from securities lending	863
Shares of beneficial interest sold	10,333
Dividends	25,173
Interest	654
Total assets	407,705,119
Liabilities:
Cash collateral at broker for:
OTC derivatives (A)	190,000
Payables and other liabilities:
Shares of beneficial interest redeemed	176,329
Investment management fees	221,091
Distribution and service fees	48,165
Transfer agent fees	2,124
Trustee and CCO fees	136
Audit and tax fees	17,699
Custody fees	5,227
Legal fees	4,581
Printing and shareholder reports fees	2,486
Registration fees	535
Other accrued expenses	15,601
Total liabilities	683,974
Net assets	$407,021,145
Net assets consist of:
Paid-in capital	$121,215,771
Total distributable earnings (accumulated losses)	285,805,374
Net assets	$407,021,145
Net assets by class:
Class I3	$288,841,985
Class R	114,480,976
Class R4	168,688
Class R6	3,529,496
Shares outstanding (unlimited shares, no par value):
Class I3	16,896,031
Class R	7,082,671
Class R4	10,080
Class R6	206,667
Net asset value per share: (B)
Class I3	$17.10
Class R	16.16
Class R4	16.73
Class R6	17.08

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)	Net asset value per share for Class I3, R, R4 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$1,161,407
Interest income	191,930
Net income from securities lending	6,252
Withholding taxes on foreign income	(1,575)
Total investment income	1,358,014
Expenses:
Investment management fees	2,481,908
Distribution and service fees:
Class R	536,849
Class R4	927
Transfer agent fees:
Class I3	20,378
Class R	1,697
Class R4	28
Class R6	179
Trustee and CCO fees	16,902
Audit and tax fees	33,318
Custody fees	37,022
Legal fees	26,601
Printing and shareholder reports fees	13,837
Registration fees	51,502
Other	83,448
Total expenses before waiver and/or reimbursement and recapture	3,304,596
Expenses waived and/or reimbursed:
Class R4	(295)
Recapture of previously waived and/or reimbursed fees:
Class R4	49
Net expenses	3,304,350
Net investment income (loss)	(1,946,336)
Net realized gain (loss) on:
Investments	125,678,997
Foreign currency transactions	(1,079)
Net realized gain (loss)	125,677,918
Net change in unrealized appreciation (depreciation) on:
Investments	30,078,738
Translation of assets and liabilities denominated in foreign currencies	31
Net change in unrealized appreciation (depreciation)	30,078,769
Net realized and change in unrealized gain (loss)	155,756,687
Net increase (decrease) in net assets resulting from operations	$153,810,351
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$(1,946,336)	$(1,729,935)
Net realized gain (loss)	125,677,918	72,133,691
Net change in unrealized appreciation (depreciation)	30,078,769	113,300,369
Net increase (decrease) in net assets resulting from operations	153,810,351	183,704,125
Dividends and/or distributions to shareholders:
Class I3	(47,139,165)	—
Class R	(19,259,782)	—
Class R4	(23,632)	—
Class R6	(264,496)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(66,687,075)	—
Capital share transactions:
Proceeds from shares sold:
Class I3	3,578,683	977,034
Class R	8,965,731	4,298,958
Class R4	27,776	162,145
Class R6	1,281,317	1,167,857
	13,853,507	6,605,994
Dividends and/or distributions reinvested:
Class I3	47,139,165	—
Class R	19,259,782	—
Class R4	23,632	—
Class R6	264,496	—
	66,687,075	—
Cost of shares redeemed:
Class I3	(162,030,689)	(91,273,667)
Class R	(63,282,359)	(14,260,126)
Class R4	(2,205,210)	(4,299,625)
Class R6	(274,867)	(1,283,014)
	(227,793,125)	(111,116,432)
Net increase (decrease) in net assets resulting from capital share transactions	(147,252,543)	(104,510,438)
Net increase (decrease) in net assets	(60,129,267)	79,193,687
Net assets:
Beginning of year	467,150,412	387,956,725
End of year	$407,021,145	$467,150,412
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class I3	255,258	82,826
Class R	605,902	371,514
Class R4	1,724	13,295
Class R6	114,015	106,828
	976,899	574,463
Shares reinvested:
Class I3	3,401,094	—
Class R	1,463,509	—
Class R4	1,739	—
Class R6	19,097	—
	4,885,439	—
Shares redeemed:
Class I3	(10,154,088)	(7,124,204)
Class R	(4,190,940)	(1,174,352)
Class R4	(133,229)	(336,596)
Class R6	(19,794)	(100,694)
	(14,498,051)	(8,735,846)
Net increase (decrease) in shares outstanding:
Class I3	(6,497,736)	(7,041,378)
Class R	(2,121,529)	(802,838)
Class R4	(129,766)	(323,301)
Class R6	113,318	6,134
	(8,635,713)	(8,161,383)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.40	$9.55	$9.03	$20.56	$17.03
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.03)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	5.61	4.88	0.66	(7.68)	6.42
Total investment operations	5.56	4.85	0.64	(7.72)	6.35
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of year	$17.10	$14.40	$9.55	$9.03	$20.56
Total return	43.26%	50.79%	7.21%	(45.20)%	39.76%
Ratio and supplemental data:
Net assets end of year (000’s)	$288,842	$336,765	$290,665	$303,089	$971,642
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%	0.71%	0.72%	0.70%	0.69%
Including waiver and/or reimbursement and recapture	0.73%	0.71%	0.72%	0.70%	0.69%
Net investment income (loss) to average net assets	(0.37)%	(0.25)%	(0.16)%	(0.32)%	(0.36)%
Portfolio turnover rate	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.80	$9.20	$8.75	$20.13	$16.79
Investment operations:
Net investment income (loss) (A)	(0.12)	(0.09)	(0.06)	(0.09)	(0.16)
Net realized and unrealized gain (loss)	5.34	4.69	0.63	(7.48)	6.32
Total investment operations	5.22	4.60	0.57	(7.57)	6.16
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of year	$16.16	$13.80	$9.20	$8.75	$20.13
Total return	42.56%	50.00%	6.63%	(45.47)%	39.11%
Ratio and supplemental data:
Net assets end of year (000’s)	$114,481	$127,060	$92,098	$92,615	$200,390
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22%	1.20%	1.21%	1.19%	1.18%
Including waiver and/or reimbursement and recapture	1.22%	1.20%	1.21%	1.19%	1.18%
Net investment income (loss) to average net assets	(0.87)%	(0.75)%	(0.65)%	(0.81)%	(0.86)%
Portfolio turnover rate	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.17	$9.42	$8.92	$20.40	$16.94
Investment operations:
Net investment income (loss) (A)	(0.07)	(0.05)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	5.49	4.80	0.65	(7.61)	6.39
Total investment operations	5.42	4.75	0.62	(7.67)	6.28
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	(2.82)
Net asset value, end of year	$16.73	$14.17	$9.42	$8.92	$20.40
Total return	42.92%	50.42%	7.07%	(45.34)%	39.52%
Ratio and supplemental data:
Net assets end of year (000’s)	$169	$1,982	$4,362	$16,757	$64,361
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98%	0.96%	0.97%	0.95%	0.94%
Including waiver and/or reimbursement and recapture	0.91% (B)	0.90%	0.91%(B)	0.90%	0.90%
Net investment income (loss) to average net assets	(0.43)%	(0.42)%	(0.33)%	(0.53)%	(0.58)%
Portfolio turnover rate	56%	32%	36%	60%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Includes interest expense outside the operating expense limit.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of year	$14.38	$9.55	$9.02	$20.55	$17.92
Investment operations:
Net investment income (loss) (B)	(0.06)	(0.03)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	5.62	4.86	0.66	(7.69)	2.67
Total investment operations	5.56	4.83	0.65	(7.72)	2.63
Dividends and/or distributions to shareholders:
Net realized gains	(2.86)	—	(0.12)	(3.81)	—
Net asset value, end of year	$17.08	$14.38	$9.55	$9.02	$20.55
Total return	43.31%	50.58%	7.22%	(45.25)%	14.73%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$3,529	$1,343	$832	$20,288	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%	0.71%	0.70%	0.69%	0.69%(D)
Including waiver and/or reimbursement and recapture	0.72%	0.71%(E)	0.70%	0.69%	0.69%(D)
Net investment income (loss) to average net assets	(0.39)%	(0.25)%	(0.08)%	(0.31)%	(0.45)%(D)
Portfolio turnover rate	56%	32%	36%	60%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $840.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at October 31, 2025, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$81,008	$—	$—	$—	$81,008
Total	$—	$81,008	$—	$—	$—	$81,008

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(939,222)	$—	$—	$—	$(939,222)
Total	$—	$(939,222)	$—	$—	$—	$(939,222)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(333,721)	$—	$—	$—	$(333,721)
Total	$—	$(333,721)	$—	$—	$—	$(333,721)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Options:
Average value of option contracts purchased	$353,424
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of October 31, 2025. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs International	$13,358	$—	$(13,358)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	2,315	—	(2,315)	—	—	—	—	—
Standard Chartered Bank	65,335	—	(65,335)	—	—	—	—	—
Total	$81,008	$—	$(81,008)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$387,728,343	95.26%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.650%
Over $1 billion up to $1.5 billion	0.635
Over $1.5 billion up to $2 billion	0.615
Over $2 billion up to $3 billion	0.605
Over $3 billion up to $4 billion	0.590
Over $4 billion up to $5 billion	0.575
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3, Class R6	0.74%	March 1, 2026
Class R	1.25	March 1, 2026
Class R4	0.90	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R4	$7,914	$2,600	$295	$10,809
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$20,589	$1,829
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the year ended October 31, 2025, the Fund engaged in the following cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$488,830	$(2,586,978)
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$206,669,608	$2,874,044	$437,663,984	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and passive foreign investment companies. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to basis adjustments related to a prior year merger and a portion of the payments made to
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$18,822,173	$(18,822,173)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$220,132,995	$190,996,864	$(3,533,785)	$187,463,079
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$—	$—	$66,687,075	$—	$—	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$8,893,208	$—	$91,933,603	$—	$—	$(2,484,547)	$187,463,110
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Large Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Large Growth (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made a long-term capital gain designation of $66,687,075 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management- Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Large Growth (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and each of Morgan Stanley Investment Management, Inc. and Wellington Management Company LLP (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class R Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3- and 5-year periods. The Board noted that Morgan Stanley Investment Management Inc. had commenced sub-advising a sleeve of the Fund on October 18, 2019 pursuant to its current investment objective and investment strategies. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 10, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Large Growth, effective as of that date in place of its own historical performance record.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by each Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that Wellington Management Company LLP participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA LRG GROWTH 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Large Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.4%
General Dynamics Corp.	1,974	$ 680,833
HEICO Corp.	600	190,662
		871,495
Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	4,451	429,165
Automobiles - 1.0%
Ford Motor Co.	174,139	2,286,445
Banks - 8.8%
Bank of America Corp.	17,537	937,353
Citigroup, Inc.	23,930	2,422,434
Citizens Financial Group, Inc.	2,777	141,266
East West Bancorp, Inc.	9,381	953,110
Huntington Bancshares, Inc.	25,394	392,083
JPMorgan Chase & Co.	31,870	9,915,394
PNC Financial Services Group, Inc.	15,227	2,779,689
Regions Financial Corp.	22,157	536,199
Truist Financial Corp.	29,365	1,310,560
U.S. Bancorp	33,266	1,552,857
		20,940,945
Beverages - 0.8%
Coca-Cola Co.	3,905	269,055
PepsiCo, Inc.	11,902	1,738,763
		2,007,818
Biotechnology - 2.3%
AbbVie, Inc.	5,540	1,207,942
Amgen, Inc.	8,589	2,563,215
Regeneron Pharmaceuticals, Inc.	2,736	1,783,325
		5,554,482
Building Products - 1.2%
A.O. Smith Corp.	1,937	127,823
Johnson Controls International PLC	11,512	1,316,858
Trane Technologies PLC	3,125	1,402,031
		2,846,712
Capital Markets - 4.5%
Ameriprise Financial, Inc.	1,453	657,875
Charles Schwab Corp.	22,440	2,121,029
Goldman Sachs Group, Inc.	1,666	1,315,090
Interactive Brokers Group, Inc., Class A	17,921	1,260,922
Intercontinental Exchange, Inc.	4,184	612,077
Moody's Corp.	1,552	745,426
Morningstar, Inc.	1,966	417,382
Nasdaq, Inc.	7,298	623,906
SEI Investments Co.	25,192	2,030,727
Tradeweb Markets, Inc., Class A	8,041	847,441
		10,631,875
Chemicals - 2.4%
CF Industries Holdings, Inc.	4,883	406,705
Corteva, Inc.	21,612	1,327,841
Ecolab, Inc.	2,327	596,643
Linde PLC	6,646	2,780,022
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	5,114	$ 499,894
Solstice Advanced Materials, Inc. (A)	4,119	185,643
		5,796,748
Commercial Services & Supplies - 0.0% *
Cintas Corp.	527	96,583
Communications Equipment - 2.5%
Arista Networks, Inc. (A)	6,057	955,128
Cisco Systems, Inc.	39,571	2,893,036
F5, Inc. (A)	6,192	1,566,885
Motorola Solutions, Inc.	1,177	478,698
		5,893,747
Consumer Finance - 1.6%
Capital One Financial Corp.	15,335	3,373,547
Synchrony Financial	4,818	358,363
		3,731,910
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	1,215	1,107,412
Dollar General Corp.	1,336	131,810
Sprouts Farmers Market, Inc. (A)	364	28,741
U.S. Foods Holding Corp. (A)	388	28,176
Walmart, Inc.	2,716	274,805
		1,570,944
Containers & Packaging - 0.5%
Crown Holdings, Inc.	11,592	1,126,511
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	61,833	2,457,243
Electric Utilities - 3.2%
Duke Energy Corp.	10,066	1,251,204
Edison International	23,476	1,300,101
Exelon Corp.	35,223	1,624,485
FirstEnergy Corp.	16,363	749,916
OGE Energy Corp.	21,983	970,329
PG&E Corp.	101,706	1,623,228
		7,519,263
Electronic Equipment, Instruments & Components - 0.7%
Jabil, Inc.	452	99,842
TE Connectivity PLC	5,896	1,456,371
		1,556,213
Energy Equipment & Services - 0.7%
Baker Hughes Co.	32,968	1,595,981
Entertainment - 1.0%
Electronic Arts, Inc.	2,267	453,536
Netflix, Inc. (A)	416	465,446
Walt Disney Co.	12,385	1,394,799
		2,313,781
Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B (A)	16,821	8,032,700
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Mastercard, Inc., Class A	4,054	$ 2,237,768
Toast, Inc., Class A (A)	13,613	491,974
		10,762,442
Gas Utilities - 1.4%
National Fuel Gas Co.	18,567	1,465,122
UGI Corp.	54,396	1,818,458
		3,283,580
Ground Transportation - 1.4%
Union Pacific Corp.	15,681	3,455,622
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	5,533	683,990
Becton Dickinson & Co.	6,571	1,174,303
Dentsply Sirona, Inc.	37,622	474,413
ResMed, Inc.	7,311	1,804,940
STERIS PLC	6,034	1,422,214
		5,559,860
Health Care Providers & Services - 3.0%
CVS Health Corp.	13,163	1,028,688
DaVita, Inc. (A)	3,113	370,509
Encompass Health Corp.	664	75,596
HCA Healthcare, Inc.	1,945	894,078
Humana, Inc.	2,182	607,011
McKesson Corp.	1,528	1,239,728
Tenet Healthcare Corp. (A)	3,314	684,308
UnitedHealth Group, Inc.	6,727	2,297,674
		7,197,592
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	16,661	266,909
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A (A)	11,990	1,517,215
Booking Holdings, Inc.	382	1,939,697
Carnival Corp. (A)	24,612	709,564
Domino's Pizza, Inc.	336	133,882
		4,300,358
Household Durables - 0.6%
NVR, Inc. (A)	193	1,391,688
Household Products - 3.7%
Clorox Co.	5,035	566,236
Colgate-Palmolive Co.	28,354	2,184,676
Kimberly-Clark Corp.	18,129	2,170,222
Procter & Gamble Co.	25,919	3,897,440
		8,818,574
Industrial Conglomerates - 1.9%
3M Co.	6,711	1,117,381
Honeywell International, Inc.	16,478	3,317,516
		4,434,897
Industrial REITs - 1.1%
Prologis, Inc.	20,248	2,512,574
	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.9%
Allstate Corp.	13,741	$ 2,631,676
Cincinnati Financial Corp.	5,052	780,989
Hartford Insurance Group, Inc.	7,815	970,467
Progressive Corp.	1	206
Travelers Cos., Inc.	6,466	1,736,897
Unum Group	10,660	782,657
		6,902,892
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	3,930	1,105,077
Alphabet, Inc., Class C	2,875	810,233
Meta Platforms, Inc., Class A	21,381	13,862,371
		15,777,681
IT Services - 0.8%
Accenture PLC, Class A	1,459	364,896
Cognizant Technology Solutions Corp., Class A	3,837	279,641
International Business Machines Corp.	3,928	1,207,506
		1,852,043
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (A)	27,135	320,736
Machinery - 3.1%
Deere & Co.	3,314	1,529,842
Illinois Tool Works, Inc.	12,053	2,939,967
Otis Worldwide Corp.	2,917	270,581
PACCAR, Inc.	27,842	2,739,653
		7,480,043
Media - 0.7%
Charter Communications, Inc., Class A (A)	3,877	906,598
Fox Corp., Class B	14,420	842,272
		1,748,870
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	7,880	328,596
Newmont Corp.	2,386	193,194
Reliance, Inc.	3,660	1,033,694
		1,555,484
Office REITs - 0.5%
Vornado Realty Trust	29,881	1,133,685
Oil, Gas & Consumable Fuels - 5.8%
Cheniere Energy, Inc.	6,780	1,437,360
Chevron Corp.	15,769	2,487,087
ConocoPhillips	36,126	3,210,156
Exxon Mobil Corp.	59,185	6,768,397
		13,903,000
Passenger Airlines - 0.3%
United Airlines Holdings, Inc. (A)	6,860	645,114
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	62,956	2,900,383
Eli Lilly & Co.	618	533,247
Johnson & Johnson	11,717	2,212,990
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	39,568	$ 3,402,057
Zoetis, Inc.	2,988	430,541
		9,479,218
Professional Services - 1.5%
Automatic Data Processing, Inc.	5,195	1,352,259
Booz Allen Hamilton Holding Corp.	2,452	213,716
Broadridge Financial Solutions, Inc., ADR	6,186	1,363,394
Genpact Ltd.	7,782	296,883
Leidos Holdings, Inc.	2,106	401,130
		3,627,382
Retail REITs - 0.4%
Kimco Realty Corp.	41,336	854,002
Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp. (A)	16,318	652,557
Lam Research Corp.	17,262	2,718,074
Micron Technology, Inc.	136	30,433
NVIDIA Corp.	12,434	2,517,761
QUALCOMM, Inc.	20,574	3,721,836
		9,640,661
Software - 2.7%
Adobe, Inc. (A)	1,858	632,296
Gen Digital, Inc.	16,906	445,642
Intuit, Inc.	2,047	1,366,475
Oracle Corp.	9,573	2,513,966
Palantir Technologies, Inc., Class A (A)	841	168,595
RingCentral, Inc., Class A (A)	2,591	78,041
Salesforce, Inc.	4,809	1,252,312
Zoom Communications, Inc., Class A (A)	505	44,051
		6,501,378
Specialized REITs - 1.1%
VICI Properties, Inc.	83,990	2,518,860
Specialty Retail - 3.5%
Home Depot, Inc.	14,605	5,543,912
Lowe's Cos., Inc.	11,703	2,786,835
		8,330,747
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	9,455	2,556,348
Seagate Technology Holdings PLC	5,743	1,469,519
Western Digital Corp.	1,848	277,588
		4,303,455
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	2,953	$ 190,734
Ralph Lauren Corp.	2,109	674,163
		864,897
Tobacco - 0.7%
Altria Group, Inc.	25,157	1,418,351
Philip Morris International, Inc.	1,984	286,351
		1,704,702
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	3,252	808,122
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc.	14,609	3,068,620
Total Common Stocks (Cost $209,289,630)		234,233,549
EXCHANGE-TRADED FUND - 1.3%
U.S. Equity Fund - 1.3%
iShares Russell 1000 Value ETF (B)(C)	14,297	2,924,738
Total Exchange-Traded Fund (Cost $2,811,805)		2,924,738

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.50% (D), dated 10/31/2025, to be repurchased at $812,737 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $829,039.	$ 812,635	812,635
Total Repurchase Agreement (Cost $812,635)		812,635
Total Investments (Cost $212,914,070)		237,970,922
Net Other Assets (Liabilities) - 0.0%*		12,616
Net Assets - 100.0%		$ 237,983,538
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$234,233,549	$—	$—	$234,233,549
Exchange-Traded Fund	2,924,738	—	—	2,924,738
Repurchase Agreement	—	812,635	—	812,635
Total Investments	$237,158,287	$812,635	$—	$237,970,922
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $2,384,059, collateralized by non-cash collateral, such as U.S.
government securities of $2,432,773. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at October 31, 2025.
(E)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $212,101,435) (including securities loaned of $2,384,059)	$237,158,287
Repurchase agreement, at value (cost $812,635)	812,635
Receivables and other assets:
Net income from securities lending	350
Shares of beneficial interest sold	4,904
Dividends	217,749
Interest	34
Total assets	238,193,959
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	61,313
Investment management fees	92,543
Distribution and service fees	20,950
Transfer agent fees	1,380
Trustee and CCO fees	84
Audit and tax fees	15,121
Custody fees	3,179
Legal fees	3,219
Printing and shareholder reports fees	1,801
Registration fees	388
Other accrued expenses	10,443
Total liabilities	210,421
Net assets	$237,983,538
Net assets consist of:
Paid-in capital	$185,681,465
Total distributable earnings (accumulated losses)	52,302,073
Net assets	$237,983,538
Net assets by class:
Class I3	$185,132,020
Class R	44,104,310
Class R4	8,747,208
Shares outstanding (unlimited shares, no par value):
Class I3	18,884,229
Class R	4,486,344
Class R4	889,968
Net asset value per share: (A)
Class I3	$9.80
Class R	9.83
Class R4	9.83

(A)	Net asset value per share for Class I3, R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$5,559,575
Interest income	11,476
Net income from securities lending	3,419
Total investment income	5,574,470
Expenses:
Investment management fees	1,154,622
Distribution and service fees:
Class R	241,603
Class R4	22,494
Transfer agent fees:
Class I3	14,968
Class R	782
Class R4	675
Trustee and CCO fees	11,061
Audit and tax fees	27,455
Custody fees	20,024
Legal fees	19,036
Printing and shareholder reports fees	8,644
Registration fees	36,947
Other	31,564
Total expenses before waiver and/or reimbursement and recapture	1,589,875
Expenses waived and/or reimbursed:
Class R	(6,221)
Class R4	(1,802)
Recapture of previously waived and/or reimbursed fees:
Class R	1,146
Class R4	217
Net expenses	1,583,215
Net investment income (loss)	3,991,255
Net realized gain (loss) on:
Investments	33,901,050
Net change in unrealized appreciation (depreciation) on:
Investments	(20,894,545)
Net realized and change in unrealized gain (loss)	13,006,505
Net increase (decrease) in net assets resulting from operations	$16,997,760
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$3,991,255	$5,010,682
Net realized gain (loss)	33,901,050	49,398,373
Net change in unrealized appreciation (depreciation)	(20,894,545)	34,165,595
Net increase (decrease) in net assets resulting from operations	16,997,760	88,574,650
Dividends and/or distributions to shareholders:
Class I3	(37,787,622)	(4,524,722)
Class R	(9,002,925)	(806,320)
Class R4	(1,764,870)	(150,439)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(48,555,417)	(5,481,481)
Capital share transactions:
Proceeds from shares sold:
Class I3	4,558,710	1,524,241
Class R	599,947	1,057,312
Class R4	1,856,858	2,236,607
	7,015,515	4,818,160
Dividends and/or distributions reinvested:
Class I3	37,787,622	4,524,722
Class R	9,002,925	806,320
Class R4	1,764,870	150,439
	48,555,417	5,481,481
Cost of shares redeemed:
Class I3	(96,267,979)	(32,142,284)
Class R	(24,302,438)	(7,996,853)
Class R4	(3,745,612)	(1,673,351)
	(124,316,029)	(41,812,488)
Net increase (decrease) in net assets resulting from capital share transactions	(68,745,097)	(31,512,847)
Net increase (decrease) in net assets	(100,302,754)	51,580,322
Net assets:
Beginning of year	338,286,292	286,705,970
End of year	$237,983,538	$338,286,292
Capital share transactions - shares:
Shares issued:
Class I3	459,094	146,987
Class R	61,437	102,705
Class R4	194,457	230,998
	714,988	480,690
Shares reinvested:
Class I3	4,053,502	434,406
Class R	963,034	77,538
Class R4	188,755	14,435
	5,205,291	526,379
Shares redeemed:
Class I3	(8,774,226)	(3,091,092)
Class R	(2,237,904)	(773,244)
Class R4	(374,144)	(159,098)
	(11,386,274)	(4,023,434)
Net increase (decrease) in shares outstanding:
Class I3	(4,261,630)	(2,509,699)
Class R	(1,213,433)	(593,001)
Class R4	9,068	86,335
	(5,465,995)	(3,016,365)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.38	$8.75	$9.59	$11.49	$8.16
Investment operations:
Net investment income (loss) (A)	0.16	0.17	0.19	0.19	0.21
Net realized and unrealized gain (loss)	0.49	2.65	(0.24)	(0.28)	3.33
Total investment operations	0.65	2.82	(0.05)	(0.09)	3.54
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.19)	(0.18)	(0.20)	(0.21)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(2.23)	(0.19)	(0.79)	(1.81)	(0.21)
Net asset value, end of year	$9.80	$11.38	$8.75	$9.59	$11.49
Total return	6.93%	32.39%	(0.72)%	(1.20)%	43.70%
Ratio and supplemental data:
Net assets end of year (000’s)	$185,132	$263,302	$224,564	$259,718	$313,063
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.52%	0.50%	0.50%	0.50%	0.49%
Including waiver and/or reimbursement and recapture	0.52%	0.50%	0.50%	0.50%	0.49%(C)
Net investment income (loss) to average net assets	1.65%	1.65%	2.07%	1.87%	2.04%
Portfolio turnover rate	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.39	$8.77	$9.61	$11.50	$8.17
Investment operations:
Net investment income (loss) (A)	0.12	0.12	0.15	0.14	0.16
Net realized and unrealized gain (loss)	0.49	2.63	(0.24)	(0.27)	3.33
Total investment operations	0.61	2.75	(0.09)	(0.13)	3.49
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.13)	(0.14)	(0.15)	(0.16)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(2.17)	(0.13)	(0.75)	(1.76)	(0.16)
Net asset value, end of year	$9.83	$11.39	$8.77	$9.61	$11.50
Total return	6.52%	31.56%	(1.22)%	(1.63)%	42.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$44,105	$64,945	$55,174	$61,830	$70,159
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	1.01%	1.00%	1.00%	0.99%	0.98%
Including waiver and/or reimbursement and recapture	1.00%	1.00%(C)	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	1.17%	1.15%	1.57%	1.37%	1.53%
Portfolio turnover rate	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
(C)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.40	$8.77	$9.61	$11.51	$8.17
Investment operations:
Net investment income (loss) (A)	0.14	0.14	0.17	0.16	0.19
Net realized and unrealized gain (loss)	0.49	2.65	(0.24)	(0.28)	3.34
Total investment operations	0.63	2.79	(0.07)	(0.12)	3.53
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.16)	(0.16)	(0.17)	(0.19)
Net realized gains	(2.05)	—	(0.61)	(1.61)	—
Total dividends and/or distributions to shareholders	(2.20)	(0.16)	(0.77)	(1.78)	(0.19)
Net asset value, end of year	$9.83	$11.40	$8.77	$9.61	$11.51
Total return	6.74%	32.01%	(0.97)%	(1.46)%	43.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$8,747	$10,039	$6,968	$9,087	$10,065
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.77%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%	0.75% (C)	0.75%(C)	0.75%(C)	0.75%
Net investment income (loss) to average net assets	1.40%	1.39%	1.82%	1.61%	1.83%
Portfolio turnover rate	123%	114%	111%	119%	117%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
(C)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I3, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $4,705.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$234,175,801	98.40%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.65%	March 1, 2026
Class R	1.00	March 1, 2026
Class R4	0.75	March 1, 2026
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R	$—	$—	$5,075	$5,075
Class R4	686	590	1,802	3,078
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$15,667	$1,256
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$316,673,514	$—	$429,219,809	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to basis adjustments related to a prior year merger and a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$5,989,212	$(5,989,212)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$213,853,875	$30,359,271	$(6,242,224)	$24,117,047
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$23,604,736	$—	$24,950,681	$—	$5,481,481	$—	$—	$—
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$11,306,415	$—	$17,112,301	$—	$—	$(233,690)	$24,117,047
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Large Value Opportunities
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Large Value Opportunities (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $5,053,845 of qualified dividend income.
For corporate shareholders, 26% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $24,950,681 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Large Value Opportunities (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and PineBridge Investments LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R Shares of the Fund was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Class R Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on September 1, 2018 pursuant to its current investment objective and investment strategies. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of three Transamerica Partners funds on May 5, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Large Value, effective as of that date in place of its own historical performance record.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2025

Transamerica Large Value Opportunities

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA LRG VAL OPS 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Long Credit
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Principal	Value
CORPORATE DEBT SECURITIES - 89.3%
Aerospace & Defense - 2.8%
BAE Systems PLC
5.50%, 03/26/2054 (A)	$ 880,000	$ 894,386
Boeing Co.
3.83%, 03/01/2059	2,486,000	1,750,647
5.81%, 05/01/2050	1,136,000	1,128,283
5.93%, 05/01/2060	2,115,000	2,102,417
6.86%, 05/01/2054	3,502,000	3,986,001
General Electric Co.
4.13%, 10/09/2042	1,552,000	1,349,554
4.50%, 03/11/2044	1,240,000	1,131,096
RTX Corp.
4.15%, 05/15/2045	2,263,000	1,920,047
4.63%, 11/16/2048	3,493,000	3,095,424
		17,357,855
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	1,927,000	1,497,514
Lear Corp.
3.55%, 01/15/2052	2,327,000	1,589,491
		3,087,005
Automobiles - 0.7%
Ford Motor Co.
4.75%, 01/15/2043	1,246,000	1,002,706
General Motors Co.
6.25%, 10/02/2043	3,202,000	3,271,605
		4,274,311
Banks - 8.3%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (B), 04/22/2042	1,509,000	1,201,154
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	3,502,000	2,860,961
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	3,516,000	3,637,947
Fixed until 05/09/2035, 5.46% (B), 05/09/2036	2,027,000	2,120,619
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	431,000	450,382
Barclays PLC
Fixed until 08/11/2045, 5.86% (B), 08/11/2046	2,372,000	2,456,971
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	4,575,000	4,043,579
Goldman Sachs Group, Inc.
Fixed until 10/21/2035, 4.94% (B), 10/21/2036	1,893,000	1,883,755
Fixed until 07/23/2034, 5.33% (B), 07/23/2035	3,036,000	3,126,601
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	1,489,000	1,541,486
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	1,861,000	2,303,325
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	$ 8,200,000	$ 6,483,105
Fixed until 10/22/2035, 4.81% (B), 10/22/2036	677,000	674,840
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	2,327,000	2,429,105
Fixed until 07/23/2035, 5.58% (B), 07/23/2036	1,216,000	1,260,828
Morgan Stanley
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	2,206,000	1,986,801
Fixed until 10/22/2035, 4.89% (B), 10/22/2036	563,000	559,904
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	1,266,000	1,301,986
Fixed until 11/19/2054, 5.52% (B), 11/19/2055	777,000	785,711
Fixed until 01/18/2035, 5.59% (B), 01/18/2036	2,771,000	2,902,032
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	843,000	892,148
UBS Group AG
Fixed until 03/23/2036, 5.01% (B), 03/23/2037 (A)	1,319,000	1,312,809
Wells Fargo & Co.
4.75%, 12/07/2046	5,403,000	4,798,083
		51,014,132
Beverages - 1.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,483,000	8,319,295
Constellation Brands, Inc.
5.25%, 11/15/2048	945,000	885,655
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,427,000	1,410,168
		10,615,118
Biotechnology - 2.2%
Amgen, Inc.
4.20%, 02/22/2052	1,797,000	1,446,661
5.75%, 03/02/2063	2,677,000	2,673,766
CSL Finance PLC
4.95%, 04/27/2062 (A)	3,874,000	3,442,036
Gilead Sciences, Inc.
5.50%, 11/15/2054	2,785,000	2,809,173
5.55%, 10/15/2053	1,439,000	1,457,487
Royalty Pharma PLC
5.90%, 09/02/2054	1,446,000	1,454,318
		13,283,441
Building Products - 2.1%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	3,770,000	3,356,111
Carlisle Cos., Inc.
5.55%, 09/15/2040	2,529,000	2,569,271
Carrier Global Corp.
6.20%, 03/15/2054	1,607,000	1,772,336
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
CRH America Finance, Inc.
5.88%, 01/09/2055	$ 1,704,000	$ 1,785,759
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	434,124
Owens Corning
4.30%, 07/15/2047	1,555,000	1,292,837
Vulcan Materials Co.
5.70%, 12/01/2054	1,545,000	1,580,820
		12,791,258
Chemicals - 1.7%
LYB International Finance BV
4.88%, 03/15/2044	1,472,000	1,253,551
Nutrien Ltd.
5.00%, 04/01/2049	3,851,000	3,531,375
OCP SA
6.88%, 04/25/2044 (C)	471,000	495,980
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (C)	3,540,000	2,802,427
Westlake Corp.
4.38%, 11/15/2047	3,152,000	2,512,252
		10,595,585
Commercial Services & Supplies - 3.0%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	1,409,000	1,475,327
Equifax, Inc.
7.00%, 07/01/2037	3,657,000	4,141,596
GXO Logistics, Inc.
2.65%, 07/15/2031	2,047,000	1,827,342
6.50%, 05/06/2034	642,000	689,029
Moody's Corp.
3.25%, 05/20/2050	3,320,000	2,301,573
Siemens Funding BV
5.90%, 05/28/2065 (A)	2,816,000	3,036,235
TR Finance LLC
5.85%, 04/15/2040	1,288,000	1,344,363
Waste Management, Inc.
5.35%, 10/15/2054	3,457,000	3,407,222
		18,222,687
Communications Equipment - 4.9%
AT&T, Inc.
3.50%, 09/15/2053	6,382,000	4,367,086
3.55%, 09/15/2055	8,254,000	5,660,011
3.80%, 12/01/2057	1,265,000	893,089
Corning, Inc.
4.38%, 11/15/2057	2,188,000	1,811,852
Nokia OYJ
6.63%, 05/15/2039	1,380,000	1,492,814
PLDT, Inc.
3.45%, 06/23/2050 (C)	412,000	296,838
Telefonica Emisiones SA
5.52%, 03/01/2049	1,561,000	1,451,510
T-Mobile USA, Inc.
3.30%, 02/15/2051	754,000	510,141
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
T-Mobile USA, Inc. (continued)
4.50%, 04/15/2050	$ 2,606,000	$ 2,178,776
5.65%, 01/15/2053	2,801,000	2,755,055
Verizon Communications, Inc.
2.99%, 10/30/2056	1,453,000	882,715
3.70%, 03/22/2061	7,466,000	5,201,820
Vodafone Group PLC
5.75%, 06/28/2054	2,216,000	2,174,660
		29,676,367
Consumer Staples Distribution & Retail - 2.6%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	3,752,000	2,616,624
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	2,296,000	2,297,089
Home Depot, Inc.
4.25%, 04/01/2046	4,823,000	4,151,427
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,444,000	1,585,569
4.25%, 04/01/2052	2,327,000	1,863,560
McDonald's Corp.
3.63%, 09/01/2049	2,092,000	1,563,187
Starbucks Corp.
4.50%, 11/15/2048	2,182,000	1,860,515
		15,937,971
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (D)	2,387,000	2,429,975
Diversified REITs - 0.4%
VICI Properties LP
6.13%, 04/01/2054	2,469,000	2,491,006
Electric Utilities - 11.1%
Appalachian Power Co.
4.45%, 06/01/2045	3,258,000	2,773,591
Arizona Public Service Co.
5.90%, 08/15/2055	1,768,000	1,821,962
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,330,000	2,067,515
Black Hills Corp.
4.20%, 09/15/2046	4,832,000	3,909,569
Comision Federal de Electricidad
4.68%, 02/09/2051 (C)	295,000	224,020
6.26%, 02/15/2052 (C)(D)	1,100,000	1,038,171
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,514,000	4,999,330
DTE Electric Co.
4.05%, 05/15/2048	2,388,000	1,977,127
Duke Energy Corp.
5.70%, 09/15/2055	2,034,000	2,029,234
Duke Energy Progress LLC
5.55%, 03/15/2055	4,940,000	4,982,436
Electricite de France SA
5.00%, 09/21/2048 (A)	1,974,000	1,759,974
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
ENEL Finance International NV
5.75%, 09/30/2055 (A)	$ 2,531,000	$ 2,498,832
Entergy Arkansas LLC
4.20%, 04/01/2049	3,851,000	3,162,091
Evergy Metro, Inc.
4.20%, 03/15/2048	3,258,000	2,718,382
FirstEnergy Corp.
4.85%, 07/15/2047	3,411,000	3,030,524
Interstate Power & Light Co.
5.60%, 10/01/2055	1,742,000	1,713,699
Louisville Gas & Electric Co.
5.85%, 08/15/2055	2,361,000	2,432,026
Northern States Power Co.
4.00%, 08/15/2045	2,634,000	2,192,061
Pacific Gas & Electric Co.
3.50%, 08/01/2050	1,955,000	1,335,931
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	54,496
Potomac Electric Power Co.
7.90%, 12/15/2038	3,850,000	4,933,114
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,258,000	2,680,501
Southern Co.
4.40%, 07/01/2046	2,870,000	2,459,014
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,357,000	1,318,993
Union Electric Co.
3.90%, 09/15/2042	4,379,000	3,669,053
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,425,000	5,961,700
		67,743,346
Electrical Equipment - 0.2%
Emerson Electric Co.
2.75%, 10/15/2050	2,329,000	1,518,496
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
5.30%, 11/15/2055 (E)	1,500,000	1,459,694
Energy Equipment & Services - 0.3%
Halliburton Co.
5.00%, 11/15/2045	1,975,000	1,796,629
Financial Services - 0.7%
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	1,854,000	1,841,697
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	455,000	474,183
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,936,245
		4,252,125
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 4.5%
BAT Capital Corp.
6.25%, 08/15/2055	$ 2,788,000	$ 2,907,518
7.08%, 08/02/2053	2,435,000	2,783,416
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,276,000	2,491,432
Imperial Brands Finance PLC
6.38%, 07/01/2055 (A)	2,893,000	3,005,728
J.M. Smucker Co.
6.50%, 11/15/2043	596,000	648,179
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
4.38%, 02/02/2052	3,900,000	3,072,966
6.50%, 12/01/2052	852,000	883,788
Kroger Co.
5.50%, 09/15/2054	3,599,000	3,499,458
Mars, Inc.
5.70%, 05/01/2055 (A)	1,629,000	1,657,506
Philip Morris International, Inc.
4.25%, 11/10/2044	3,366,000	2,889,536
Sysco Corp.
3.30%, 02/15/2050	2,188,000	1,531,183
Tyson Foods, Inc.
5.10%, 09/28/2048	2,520,000	2,327,417
		27,698,127
Gas Utilities - 0.4%
NiSource, Inc.
5.85%, 04/01/2055	2,330,000	2,377,462
Health Care Equipment & Supplies - 1.6%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	2,856,000	2,207,487
5.75%, 12/06/2052 (A)	1,540,000	1,583,857
Danaher Corp.
2.60%, 10/01/2050	1,164,000	726,376
Koninklijke Philips NV
6.88%, 03/11/2038	1,010,000	1,142,447
Stryker Corp.
4.63%, 03/15/2046	2,617,000	2,375,184
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	1,704,000	1,497,120
		9,532,471
Health Care Providers & Services - 4.0%
Cigna Group
3.40%, 03/15/2051	3,021,000	2,111,313
3.88%, 10/15/2047	3,793,000	2,961,049
Elevance Health, Inc.
5.70%, 09/15/2055	3,075,000	3,058,924
HCA, Inc.
4.63%, 03/15/2052	3,275,000	2,717,935
6.10%, 04/01/2064	2,461,000	2,487,732
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,086,000	1,072,826
Humana, Inc.
6.00%, 05/01/2055	1,173,000	1,163,285
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.
4.70%, 03/30/2045	$ 1,647,000	$ 1,502,237
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,954,000	4,535,877
5.38%, 04/15/2054	3,064,000	2,947,961
		24,559,139
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	2,278,000	2,018,926
Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	952,000	958,452
Insurance - 4.6%
200 Park Funding Trust
5.74%, 02/15/2055 (A)	1,769,000	1,789,340
Alleghany Corp.
3.25%, 08/15/2051	1,691,000	1,176,448
4.90%, 09/15/2044	1,748,000	1,632,937
Allstate Corp.
3.85%, 08/10/2049	2,233,000	1,749,626
American International Group, Inc.
5.45%, 05/07/2035	430,000	447,279
Aon North America, Inc.
5.75%, 03/01/2054	3,032,000	3,062,054
Athene Holding Ltd.
6.63%, 05/19/2055	3,638,000	3,808,421
Belrose Funding Trust II
6.79%, 05/15/2055 (A)	1,517,000	1,616,049
Brown & Brown, Inc.
6.25%, 06/23/2055	2,962,000	3,114,997
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,424,000	1,308,354
Omnis Funding Trust
6.72%, 05/15/2055 (A)	1,734,000	1,849,405
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	421,000	440,921
Swiss RE Subordinated Finance PLC
Fixed until 01/01/2045, 6.19% (B), 04/01/2046 (A)	3,000,000	3,138,836
Willis North America, Inc.
5.90%, 03/05/2054	2,820,000	2,857,873
		27,992,540
Internet & Catalog Retail - 2.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (D)	200,000	151,848
4.20%, 12/06/2047	1,221,000	1,064,036
Alphabet, Inc.
5.30%, 05/15/2065	1,555,000	1,527,923
Amazon.com, Inc.
4.05%, 08/22/2047	1,377,000	1,162,084
AppLovin Corp.
5.95%, 12/01/2054	1,546,000	1,548,982
JD.com, Inc.
4.13%, 01/14/2050 (D)	935,000	802,062
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Meta Platforms, Inc.
5.63%, 11/15/2055 (E)	$ 2,228,000	$ 2,211,241
5.75%, 11/15/2065 (E)	992,000	983,694
Prosus NV
4.03%, 08/03/2050 (C)	1,177,000	840,508
Uber Technologies, Inc.
5.35%, 09/15/2054	3,083,000	2,982,591
		13,274,969
IT Services - 0.4%
Apple, Inc.
3.45%, 02/09/2045	1,106,000	874,267
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	1,425,000	1,346,901
		2,221,168
Machinery - 0.3%
Ingersoll Rand, Inc.
5.70%, 06/15/2054	1,533,000	1,561,325
Media - 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	7,651,000	7,391,252
Comcast Corp.
2.89%, 11/01/2051	1,827,000	1,107,159
2.94%, 11/01/2056	1,216,000	704,598
4.00%, 11/01/2049	3,572,000	2,701,028
Fox Corp.
5.58%, 01/25/2049	2,920,000	2,834,684
		14,738,721
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,717,000	1,665,677
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,240,000	1,400,842
Nucor Corp.
2.98%, 12/15/2055	1,743,000	1,104,527
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	2,465,000	2,579,844
Steel Dynamics, Inc.
5.75%, 05/15/2055	2,734,000	2,793,824
		9,544,714
Oil, Gas & Consumable Fuels - 9.2%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (C)	1,297,000	1,220,287
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,071,000	2,645,381
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,681,000	1,443,245
Devon Energy Corp.
5.00%, 06/15/2045	1,747,000	1,510,393
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,565,000	1,274,027
5.75%, 04/18/2054	1,675,000	1,614,125
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.00%, 05/15/2050	$ 1,630,000	$ 1,382,309
7.50%, 07/01/2038	4,309,000	4,994,046
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,488,000	3,207,585
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,542,000	1,636,929
Hess Corp.
5.60%, 02/15/2041	1,767,000	1,848,628
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	1,750,000	1,766,282
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,309,000	4,697,129
MPLX LP
5.50%, 02/15/2049	1,397,000	1,298,196
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,492,000	2,607,649
ONEOK Partners LP
6.20%, 09/15/2043	2,079,000	2,119,019
ONEOK, Inc.
4.25%, 09/15/2046	1,983,000	1,555,585
5.20%, 07/15/2048	1,747,000	1,557,598
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,544,720
Petroleos del Peru SA
5.63%, 06/19/2047 (C)	1,968,000	1,416,960
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	1,201,487
7.69%, 01/23/2050	2,185,000	1,981,359
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	818,092
Shell Finance U.S., Inc.
3.75%, 09/12/2046	4,450,000	3,537,271
Spectra Energy Partners LP
4.50%, 03/15/2045	3,258,000	2,822,838
Western Midstream Operating LP
5.30%, 03/01/2048	2,327,000	2,007,413
Williams Cos., Inc.
5.40%, 03/04/2044	2,870,000	2,782,343
		56,490,896
Pharmaceuticals - 5.7%
AbbVie, Inc.
4.70%, 05/14/2045	2,768,000	2,548,983
5.40%, 03/15/2054	2,938,000	2,922,574
Bayer U.S. Finance II LLC
4.70%, 07/15/2064 (A)	2,517,000	1,922,974
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,729,000	1,716,372
Cardinal Health, Inc.
5.75%, 11/15/2054	2,903,000	2,948,787
CVS Health Corp.
5.30%, 12/05/2043	3,967,000	3,744,340
5.88%, 06/01/2053	2,702,000	2,653,714
6.05%, 06/01/2054	1,167,000	1,177,463
Fixed until 09/10/2034, 6.75% (B), 12/10/2054	712,000	739,930
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.
5.10%, 02/09/2064	$ 1,822,000	$ 1,722,546
Johnson & Johnson
3.75%, 03/03/2047	1,555,000	1,275,400
Merck & Co., Inc.
5.00%, 05/17/2053	1,230,000	1,157,575
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	2,057,000	1,951,579
Pfizer, Inc.
4.20%, 09/15/2048	4,347,000	3,666,342
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	2,080,000	1,415,734
Takeda U.S. Financing, Inc.
5.90%, 07/07/2055	1,850,000	1,914,469
Viatris, Inc.
4.00%, 06/22/2050	1,671,000	1,125,513
		34,604,295
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	2,886,000	2,320,580
Retail REITs - 0.2%
Kimco Realty OP LLC
3.70%, 10/01/2049	1,139,000	860,954
Simon Property Group LP
5.85%, 03/08/2053	664,000	685,323
		1,546,277
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	1,382,000	1,190,415
Broadcom, Inc.
3.50%, 02/15/2041	1,946,000	1,608,966
3.75%, 02/15/2051	2,268,000	1,769,078
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	2,797,000	2,974,897
Intel Corp.
4.80%, 10/01/2041	1,322,000	1,191,222
5.60%, 02/21/2054	1,969,000	1,882,896
5.90%, 02/10/2063	1,747,000	1,706,402
KLA Corp.
5.00%, 03/15/2049	1,465,000	1,383,244
Micron Technology, Inc.
6.05%, 11/01/2035	1,555,000	1,665,991
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	3,135,000	2,153,858
QUALCOMM, Inc.
4.30%, 05/20/2047	1,722,000	1,476,991
Texas Instruments, Inc.
4.15%, 05/15/2048	1,478,000	1,235,029
5.05%, 05/18/2063	1,805,000	1,657,143
		21,896,132
Software - 2.4%
Fiserv, Inc.
4.40%, 07/01/2049	1,792,000	1,435,940
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Intuit, Inc.
5.50%, 09/15/2053	$ 1,653,000	$ 1,660,175
Microsoft Corp.
2.92%, 03/17/2052	568,000	383,057
Oracle Corp.
5.50%, 09/27/2064	1,480,000	1,290,451
5.95%, 09/26/2055	1,459,000	1,383,270
6.90%, 11/09/2052	6,132,000	6,538,318
Synopsys, Inc.
5.70%, 04/01/2055	1,787,000	1,805,334
		14,496,545
Transportation Infrastructure - 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	557,000	358,219
4.70%, 09/01/2045	4,309,000	3,955,553
5.20%, 04/15/2054	590,000	564,715
Norfolk Southern Corp.
4.65%, 01/15/2046	2,272,000	2,048,503
Union Pacific Corp.
5.60%, 12/01/2054	864,000	875,285
United Parcel Service, Inc.
6.05%, 05/14/2065	1,499,000	1,573,054
		9,375,329
Total Corporate Debt Securities (Cost $533,605,624)		545,755,069
U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury - 3.7%
U.S. Treasury Bonds
1.13%, 05/15/2040	6,855,000	4,409,157
1.25%, 05/15/2050	1,315,000	653,391
1.88%, 11/15/2051	2,067,000	1,183,115
4.13%, 08/15/2053	448,000	408,800
4.50%, 02/15/2044 - 11/15/2054	4,343,000	4,279,103
4.75%, 02/15/2045	1,342,000	1,360,662
4.88%, 08/15/2045	2,470,000	2,544,100
5.00%, 05/15/2045	2,054,500	2,150,163
U.S. Treasury Notes
4.25%, 08/15/2035	5,404,000	5,471,550
		22,460,041
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	5,817,352	4,715,230
		4,715,230
Total U.S. Government Obligations (Cost $26,767,592)		27,175,271
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Chile - 0.4%
Chile Government International Bonds
4.00%, 01/31/2052	2,609,000	2,095,027
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	$ 1,041,000	$ 1,105,648
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (C)	1,457,000	1,429,754
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	825,781
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	1,314,000	1,355,785
Israel - 0.2%
Israel Government International Bonds
5.75%, 03/12/2054	1,510,000	1,477,554
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,185,288
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,836,863
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	606,829
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	1,014,560
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	624,000	667,259
Romania - 0.2%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	877,310
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,097,979
Total Foreign Government Obligations (Cost $14,525,741)		15,575,637
ASSET-BACKED SECURITIES - 1.2%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	3,169,032	2,853,760
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	5,094,859	4,676,789
Total Asset-Backed Securities (Cost $7,499,469)		7,530,549
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Tennessee Valley Authority
4.25%, 09/15/2065	$ 3,700,000	$ 3,103,341
Total U.S. Government Agency Obligation (Cost $2,990,702)		3,103,341
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	440,000	498,475
Total Municipal Government Obligation (Cost $488,386)		498,475

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (F)	1,474,973	1,474,973
Total Other Investment Company (Cost $1,474,973)		1,474,973

Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp.,
1.50% (F), dated 10/31/2025, to be
repurchased at $9,013,333 on 11/03/2025.
Collateralized by a U.S. Government
Obligation, 0.00%, due 10/29/2026, and
with a value of $9,192,461.
$ 9,012,207	$ 9,012,207
Total Repurchase Agreement (Cost $9,012,207)	9,012,207
Total Investments (Cost $596,364,694)	610,125,522
Net Other Assets (Liabilities) - 0.2%	1,255,958
Net Assets - 100.0%	$ 611,381,480
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$545,755,069	$—	$545,755,069
U.S. Government Obligations	—	27,175,271	—	27,175,271
Foreign Government Obligations	—	15,575,637	—	15,575,637
Asset-Backed Securities	—	7,530,549	—	7,530,549
U.S. Government Agency Obligation	—	3,103,341	—	3,103,341
Municipal Government Obligation	—	498,475	—	498,475
Other Investment Company	1,474,973	—	—	1,474,973
Repurchase Agreement	—	9,012,207	—	9,012,207
Total Investments	$1,474,973	$608,650,549	$—	$610,125,522
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $76,721,314, representing 12.5% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the total value of the Regulation S securities is $11,531,227, representing
1.9% of the Fund's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,444,520, collateralized by cash collateral of $1,474,973. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after October 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at October 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $587,352,487) (including securities loaned of $1,444,520)	$601,113,315
Repurchase agreement, at value (cost $9,012,207)	9,012,207
Receivables and other assets:
Net income from securities lending	2,333
Interest	7,724,726
Tax reclaims	16,040
Total assets	617,868,621
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,474,973
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	4,712,493
Shares of beneficial interest redeemed	669
Investment management fees	235,271
Distribution and service fees	118
Transfer agent fees	4,858
Trustee and CCO fees	206
Audit and tax fees	27,740
Custody fees	9,184
Legal fees	7,240
Printing and shareholder reports fees	2,855
Registration fees	396
Other accrued expenses	11,138
Total liabilities	6,487,141
Net assets	$611,381,480
Net assets consist of:
Paid-in capital	$604,836,901
Total distributable earnings (accumulated losses)	6,544,579
Net assets	$611,381,480
Net assets by class:
Class A	$550,306
Class I	10,947,252
Class I2	599,883,922
Shares outstanding (unlimited shares, no par value):
Class A	57,217
Class I	1,138,396
Class I2	62,401,257
Net asset value per share: (A)
Class A	$9.62
Class I	9.62
Class I2	9.61
Maximum offering price per share: (B)
Class A	$10.10

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Interest income	$33,580,948
Net income from securities lending	25,215
Total investment income	33,606,163
Expenses:
Investment management fees	2,654,337
Distribution and service fees:
Class A	1,318
Transfer agent fees:
Class A	296
Class I	10,808
Class I2	43,421
Trustee and CCO fees	25,254
Audit and tax fees	52,318
Custody fees	53,533
Legal fees	46,800
Printing and shareholder reports fees	23,148
Registration fees	38,421
Other	38,254
Total expenses before waiver and/or reimbursement and recapture	2,987,908
Expenses waived and/or reimbursed:
Class I	(190)
Recapture of previously waived and/or reimbursed fees:
Class I	5,953
Net expenses	2,993,671
Net investment income (loss)	30,612,492
Net realized gain (loss) on:
Investments	(6,511,221)
Net change in unrealized appreciation (depreciation) on:
Investments	7,460,375
Net realized and change in unrealized gain (loss)	949,154
Net increase (decrease) in net assets resulting from operations	$31,561,646
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$30,612,492	$26,500,487
Net realized gain (loss)	(6,511,221)	937,354
Net change in unrealized appreciation (depreciation)	7,460,375	7,591,925
Net increase (decrease) in net assets resulting from operations	31,561,646	35,029,766
Dividends and/or distributions to shareholders:
Class A	(26,995)	(18,523)
Class I	(551,160)	(500,383)
Class I2	(31,649,067)	(26,006,507)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(32,227,222)	(26,525,413)
Capital share transactions:
Proceeds from shares sold:
Class A	300,818	103,455
Class I	—	313,235
Class I2	16,569,999	562,873,530
	16,870,817	563,290,220
Dividends and/or distributions reinvested:
Class A	26,907	18,523
Class I	551,160	500,333
Class I2	31,648,408	26,006,507
	32,226,475	26,525,363
Cost of shares redeemed:
Class A	(220,906)	(40,723)
Class I	(2,896)	(322,633)
Class I2	(41,566,238)	(2,500,040)
	(41,790,040)	(2,863,396)
Net increase (decrease) in net assets resulting from capital share transactions	7,307,252	586,952,187
Net increase (decrease) in net assets	6,641,676	595,456,540
Net assets:
Beginning of year	604,739,804	9,283,264
End of year	$611,381,480	$604,739,804
Capital share transactions - shares:
Shares issued:
Class A	32,060	10,809
Class I	—	32,460
Class I2	1,782,832	59,396,738
	1,814,892	59,440,007
Shares reinvested:
Class A	2,866	1,922
Class I	58,681	51,956
Class I2	3,370,185	2,700,537
	3,431,732	2,754,415
Shares redeemed:
Class A	(24,075)	(4,328)
Class I	(305)	(33,897)
Class I2	(4,598,381)	(251,766)
	(4,622,761)	(289,991)
Net increase (decrease) in shares outstanding:
Class A	10,851	8,403
Class I	58,376	50,519
Class I2	554,636	61,845,509
	623,863	61,904,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.46	0.45	0.25
Net realized and unrealized gain (loss)	0.04	0.92	(1.30)
Total investment operations	0.50	1.37	(1.05)
Dividends and/or distributions to shareholders:
Net investment income	(0.46)	(0.45)	(0.26)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.49)	(0.45)	(0.26)
Net asset value, end of year	$9.62	$9.61	$8.69
Total return (C)	5.39%	15.88%	(10.73)%(D)
Ratio and supplemental data:
Net assets end of year (000’s)	$550	$446	$330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80%	0.78%	3.85%(E)
Including waiver and/or reimbursement and recapture	0.80%	0.86%	0.98%(E)
Net investment income (loss) to average net assets	4.90%	4.69%	5.32%(E)
Portfolio turnover rate	42%	48%	22%(D)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.61	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.47	0.47	0.27
Net realized and unrealized gain (loss)	0.04	0.92	(1.31)
Total investment operations	0.51	1.39	(1.04)
Dividends and/or distributions to shareholders:
Net investment income	(0.47)	(0.47)	(0.27)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.50)	(0.47)	(0.27)
Net asset value, end of year	$9.62	$9.61	$8.69
Total return	5.54%	16.11%	(10.55)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$10,947	$10,375	$8,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%	0.60%	3.55%(D)
Including waiver and/or reimbursement and recapture	0.66%	0.67%	0.67%(D)
Net investment income (loss) to average net assets	5.04%	4.89%	4.91%(D)
Portfolio turnover rate	42%	48%	22%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.60	$8.69	$9.04
Investment operations:
Net investment income (loss) (B)	0.49	0.49	0.04
Net realized and unrealized gain (loss)	0.04	0.91	(0.35)
Total investment operations	0.53	1.40	(0.31)
Dividends and/or distributions to shareholders:
Net investment income	(0.49)	(0.49)	(0.04)
Net realized gains	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.52)	(0.49)	(0.04)
Net asset value, end of year	$9.61	$9.60	$8.69
Total return	5.70%	16.19%	(3.40)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$599,884	$593,919	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50%	0.51%	3.46%(D)
Including waiver and/or reimbursement and recapture	0.50%	0.51%(E)	0.58%(D)
Net investment income (loss) to average net assets	5.19%	5.05%	5.47%(D)
Portfolio turnover rate	42%	48%	22%(C)

(A)	Commenced operations on September 29, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Long Credit (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the year ended October 31, 2025, by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at October 31, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,474,973	$—	$—	$—	$1,474,973
Total Borrowings	$1,474,973	$—	$—	$—	$1,474,973
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$610,831,237	99.91%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.45%
Over $1 billion	0.44
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	1.01%	March 1, 2026
Class I	0.65	March 1, 2026
Class I2	0.56	March 1, 2026
Prior to March 1, 2025
Class A	1.03
Class I	0.67
Class I2	0.58
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class I	$145,845	$4,011	$190	$150,046
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$54,349	$4,827
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$173,344,206	$79,641,838	$138,111,832	$108,059,839
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and premium amortization adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to distributions in excess of current earnings. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(37,772)	$37,772
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$596,440,011	$16,528,237	$(2,842,726)	$13,685,511
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$1,665,564	$5,475,368
During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$32,220,899	$—	$6,323	$—	$26,525,413	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$—	$(7,140,932)	$—	$—	$13,685,511
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Long Credit
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Long Credit (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 31, 2023 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from March 31, 2023 (commencement of operations) through October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made a long-term capital gain designation of $6,323 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Long Credit (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
case for the period ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-year period. The Trustees also noted recent changes in the portfolio management team at Aegon USA Investment Management, LLC. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Long Credit

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Fund. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886773 TA LONG CRED 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Mid Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 10.1%
Axon Enterprise, Inc. (A)	7,387	$ 5,408,983
Howmet Aerospace, Inc.	44,749	9,216,056
		14,625,039
Air Freight & Logistics - 2.5%
CH Robinson Worldwide, Inc.	23,631	3,638,938
Biotechnology - 5.5%
Natera, Inc. (A)	21,989	4,374,272
United Therapeutics Corp. (A)	7,928	3,531,369
		7,905,641
Capital Markets - 8.9%
Interactive Brokers Group, Inc., Class A	59,394	4,178,962
KKR & Co., Inc.	38,083	4,506,361
Tradeweb Markets, Inc., Class A	39,508	4,163,748
		12,849,071
Commercial Services & Supplies - 3.7%
Clean Harbors, Inc. (A)	25,037	5,270,539
Construction Materials - 1.7%
James Hardie Industries PLC (A)	120,116	2,514,028
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	5,904	3,029,874
Distributors - 2.6%
Pool Corp.	13,813	3,688,900
Electric Utilities - 3.8%
NRG Energy, Inc.	31,865	5,476,319
Electronic Equipment, Instruments & Components - 6.8%
Coherent Corp. (A)	20,675	2,728,273
Flex Ltd. (A)	68,195	4,263,551
Trimble, Inc. (A)	34,794	2,774,822
		9,766,646
Entertainment - 8.9%
Liberty Media Corp. - Liberty Formula One, Class C (A)	35,876	3,582,218
ROBLOX Corp., Class A (A)	42,562	4,840,151
Take-Two Interactive Software, Inc. (A)	17,145	4,395,464
		12,817,833
Financial Services - 2.4%
Block, Inc. (A)	45,233	3,434,994
Health Care Technology - 3.9%
Veeva Systems, Inc., Class A (A)	19,466	5,668,499
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 10.0%
DraftKings, Inc., Class A (A)	109,981	$ 3,364,319
Hilton Worldwide Holdings, Inc.	34,770	8,934,499
Wingstop, Inc.	9,703	2,101,961
		14,400,779
IT Services - 1.8%
Wix.com Ltd. (A)	17,782	2,587,992
Oil, Gas & Consumable Fuels - 4.1%
Targa Resources Corp.	38,631	5,950,719
Personal Care Products - 1.0%
elf Beauty, Inc. (A)	12,099	1,477,772
Semiconductors & Semiconductor Equipment - 5.5%
Monolithic Power Systems, Inc.	4,760	4,783,800
Silicon Laboratories, Inc. (A)	23,753	3,113,543
		7,897,343
Software - 10.6%
Datadog, Inc., Class A (A)	34,428	5,605,223
HubSpot, Inc. (A)	9,432	4,639,789
Monday.com Ltd. (A)	12,539	2,573,504
Unity Software, Inc. (A)	63,462	2,405,210
		15,223,726
Specialty Retail - 1.9%
Chewy, Inc., Class A, Class A (A)	79,854	2,692,677
Total Common Stocks (Cost $121,147,332)		140,917,329

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.50% (B), dated 10/31/2025, to be repurchased at $3,170,817 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $3,233,954.	$ 3,170,421	3,170,421
Total Repurchase Agreement (Cost $3,170,421)		3,170,421
Total Investments (Cost $124,317,753)		144,087,750
Net Other Assets (Liabilities) - (0.0)%*		(45,708)
Net Assets - 100.0%		$ 144,042,042
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,917,329	$—	$—	$140,917,329
Repurchase Agreement	—	3,170,421	—	3,170,421
Total Investments	$140,917,329	$3,170,421	$—	$144,087,750
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $121,147,332)	$140,917,329
Repurchase agreement, at value (cost $3,170,421)	3,170,421
Receivables and other assets:
Investments sold	51,387
Shares of beneficial interest sold	2,141
Dividends	41,996
Interest	132
Total assets	144,183,406
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	5,343
Investment management fees	79,230
Distribution and service fees	11,570
Transfer agent fees	4,851
Trustee and CCO fees	51
Audit and tax fees	18,893
Custody fees	3,477
Legal fees	1,784
Printing and shareholder reports fees	1,866
Registration fees	983
Other accrued expenses	13,316
Total liabilities	141,364
Net assets	$144,042,042
Net assets consist of:
Paid-in capital	$99,197,192
Total distributable earnings (accumulated losses)	44,844,850
Net assets	$144,042,042
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$29,855,291
Class C	595,155
Class I	4,251,006
Class I2	79,978,410
Class I3	9,395,045
Class R	10,467,739
Class R4	423,600
Class R6	9,075,796
Shares outstanding (unlimited shares, no par value):
Class A	2,819,386
Class C	64,619
Class I	384,291
Class I2	7,109,846
Class I3	837,003
Class R	976,982
Class R4	38,110
Class R6	807,969
Net asset value per share: (A)
Class A	$10.59
Class C	9.21
Class I	11.06
Class I2	11.25
Class I3	11.22
Class R	10.71
Class R4	11.12
Class R6	11.23
Maximum offering price per share: (B)
Class A	$11.21

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$547,593
Interest income	14,728
Net income from securities lending	80
Total investment income	562,401
Expenses:
Investment management fees	1,042,266
Distribution and service fees:
Class A	66,888
Class C	6,592
Class R	59,970
Class R4	305
Transfer agent fees:
Class A	40,223
Class C	1,751
Class I	9,628
Class I2	5,699
Class I3	857
Class R	215
Class R4	9
Class R6	875
Trustee and CCO fees	6,388
Audit and tax fees	35,781
Custody fees	13,097
Legal fees	7,872
Printing and shareholder reports fees	9,081
Registration fees	94,260
Interest	1,658
Other	37,303
Total expenses before waiver and/or reimbursement and recapture	1,440,718
Expenses waived and/or reimbursed:
Class A	(19,834)
Class C	(775)
Class I	(3,624)
Class I2	(24,364)
Class I3	(4,576)
Class R	(3,992)
Class R4	(206)
Class R6	(3,917)
Recapture of previously waived and/or reimbursed fees:
Class A	12,679
Class C	14
Class I	1,406
Class I2	3,677
Class I3	1,466
Class R	1,626
Class R4	26
Class R6	740
Net expenses	1,401,064
Net investment income (loss)	(838,663)
Net realized gain (loss) on:
Investments	31,724,242
Net change in unrealized appreciation (depreciation) on:
Investments	(8,912,763)
Net realized and change in unrealized gain (loss)	22,811,479
Net increase (decrease) in net assets resulting from operations	$21,972,816
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$(838,663)	$(1,282,449)
Net realized gain (loss)	31,724,242	69,882,205
Net change in unrealized appreciation (depreciation)	(8,912,763)	32,748,796
Net increase (decrease) in net assets resulting from operations	21,972,816	101,348,552
Dividends and/or distributions to shareholders:
Class A	(1,105,354)	—
Class C	(34,447)	—
Class I	(547,618)	—
Class I2	(2,835,571)	—
Class I3	(379,181)	—
Class R	(442,262)	—
Class R4	(2,462)	—
Class R6	(330,519)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,677,414)	—
Capital share transactions:
Proceeds from shares sold:
Class A	24,226,419	5,246,357
Class C	120,888	232,925
Class I	10,584,966	10,868,162
Class I2	1,429,572	56,902
Class I3	1,104,701	344,313
Class R	647,522	1,316,495
Class R4	426,421	15,515
Class R6	6,542,091	370,666
	45,082,580	18,451,335
Dividends and/or distributions reinvested:
Class A	1,103,847	—
Class C	34,447	—
Class I	547,292	—
Class I2	2,835,571	—
Class I3	379,181	—
Class R	442,262	—
Class R4	2,462	—
Class R6	330,519	—
	5,675,581	—
Cost of shares redeemed:
Class A	(15,350,723)	(4,723,925)
Class C	(278,477)	(508,653)
Class I	(18,209,455)	(4,592,266)
Class I2	(1,655,854)	(313,025,567)
Class I3	(15,925,449)	(4,056,315)
Class R	(9,562,485)	(2,900,818)
Class R4	(66,204)	(149,776)
Class R6	(7,806,714)	(1,514,666)
	(68,855,361)	(331,471,986)
Automatic conversions:
Class A	67,909	69,936
Class C	(67,909)	(69,936)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(18,097,200)	(313,020,651)
Net increase (decrease) in net assets	(1,801,798)	(211,672,099)
Net assets:
Beginning of year	145,843,840	357,515,939
End of year	$144,042,042	$145,843,840
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	2,363,375	598,499
Class C	13,541	31,400
Class I	1,009,934	1,115,926
Class I2	136,524	6,641
Class I3	104,649	36,965
Class R	63,565	148,979
Class R4	38,017	1,705
Class R6	650,532	40,197
	4,380,137	1,980,312
Shares reinvested:
Class A	112,314	—
Class C	4,003	—
Class I	53,539	—
Class I2	272,421	—
Class I3	36,537	—
Class R	44,458	—
Class R4	238	—
Class R6	31,805	—
	555,315	—
Shares redeemed:
Class A	(1,523,736)	(532,287)
Class C	(31,239)	(64,647)
Class I	(1,823,031)	(500,161)
Class I2	(161,203)	(33,446,240)
Class I3	(1,472,862)	(435,306)
Class R	(920,906)	(319,229)
Class R4	(6,072)	(15,486)
Class R6	(712,131)	(163,081)
	(6,651,180)	(35,476,437)
Automatic conversions:
Class A	6,486	7,831
Class C	(7,421)	(8,835)
	(935)	(1,004)
Net increase (decrease) in shares outstanding:
Class A	958,439	74,043
Class C	(21,116)	(42,082)
Class I	(759,558)	615,765
Class I2	247,742	(33,439,599)
Class I3	(1,331,676)	(398,341)
Class R	(812,883)	(170,250)
Class R4	32,183	(13,781)
Class R6	(29,794)	(122,884)
	(1,716,663)	(33,497,129)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.50	$7.08	$6.70	$15.14	$11.91
Investment operations:
Net investment income (loss) (A)	(0.09)	(0.08)	(0.05)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	1.59	2.50	0.43	(4.03)	3.98
Total investment operations	1.50	2.42	0.38	(4.09)	3.87
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.00)(B)	—
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Total dividends and/or distributions to shareholders	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$10.59	$9.50	$7.08	$6.70	$15.14
Total return (D)	16.21%	34.18%	5.67%	(35.42)%(C)	33.21%
Ratio and supplemental data:
Net assets end of year (000’s)	$29,855	$17,672	$12,644	$10,385	$16,740
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24%	1.22%	1.24%	1.23%	1.17%
Including waiver and/or reimbursement and recapture	1.22%(E)	1.22%	1.24%(F)	1.23%(F)	1.17%
Net investment income (loss) to average net assets	(0.85)%	(0.88)%	(0.73)%	(0.72)%	(0.79)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.37	$6.29	$6.00	$14.01	$11.14
Investment operations:
Net investment income (loss) (A)	(0.14)	(0.13)	(0.10)	(0.12)	(0.20)
Net realized and unrealized gain (loss)	1.39	2.21	0.39	(3.63)	3.71
Total investment operations	1.25	2.08	0.29	(3.75)	3.51
Contributions from affiliate	—	—	—	0.09 (B)	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$9.21	$8.37	$6.29	$6.00	$14.01
Total return (C)	15.37%	33.07%	4.83%	(35.05)%(B)	32.24%
Ratio and supplemental data:
Net assets end of year (000’s)	$595	$718	$804	$544	$1,659
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.11%	2.01%	2.05%	2.07%	1.90%
Including waiver and/or reimbursement and recapture	1.99%	1.99%	1.99%	2.02%	1.90%
Net investment income (loss) to average net assets	(1.62)%	(1.64)%	(1.49)%	(1.52)%	(1.52)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.92%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.87	$7.33	$6.91	$15.44	$12.10
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.05)	(0.03)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.65	2.59	0.45	(4.15)	4.05
Total investment operations	1.60	2.54	0.42	(4.18)	3.98
Contributions from affiliate	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.02)	—
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Total dividends and/or distributions to shareholders	(0.41)	—	—	(4.37)	(0.64)
Net asset value, end of year	$11.06	$9.87	$7.33	$6.91	$15.44
Total return	16.63%	34.65%	6.08%	(35.12)%(B)	33.62%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,251	$11,288	$3,869	$1,568	$2,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%	0.89%	0.87%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.92%	0.89%	0.87%	0.87%	0.87%
Net investment income (loss) to average net assets	(0.51)%	(0.54)%	(0.37)%	(0.36)%	(0.50)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.03	$7.44	$7.01	$15.58	$12.19
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.04)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.68	2.63	0.45	(4.20)	4.08
Total investment operations	1.63	2.59	0.43	(4.22)	4.03
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$11.25	$10.03	$7.44	$7.01	$15.58
Total return	16.66%	34.81%	6.13%	(35.18)%	33.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$79,978	$68,799	$299,798	$230,060	$302,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%	0.79%	0.77%	0.77%	0.76%
Including waiver and/or reimbursement and recapture	0.82%	0.79%	0.77%	0.77%	0.76%
Net investment income (loss) to average net assets	(0.45)%	(0.40)%	(0.26)%	(0.25)%	(0.37)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$10.01	$7.43	$7.00	$15.56	$12.17
Investment operations:
Net investment income (loss) (A)	(0.05)	(0.04)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.67	2.62	0.45	(4.19)	4.08
Total investment operations	1.62	2.58	0.43	(4.21)	4.03
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$11.22	$10.01	$7.43	$7.00	$15.56
Total return	16.59%	34.72%	6.14%	(35.11)%	33.64%
Ratio and supplemental data:
Net assets end of year (000’s)	$9,395	$21,705	$19,062	$22,531	$36,970
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%	0.79%	0.77%	0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.82%	0.79%	0.77%	0.78%	0.76%(B)
Net investment income (loss) to average net assets	(0.42)%	(0.44)%	(0.25)%	(0.26)%	(0.38)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.62	$7.17	$6.79	$15.29	$12.03
Investment operations:
Net investment income (loss) (A)	(0.10)	(0.08)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.60	2.53	0.44	(4.09)	4.02
Total investment operations	1.50	2.45	0.38	(4.15)	3.90
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$10.71	$9.62	$7.17	$6.79	$15.29
Total return	16.00%	34.17%	5.60%	(35.47)%	33.13%
Ratio and supplemental data:
Net assets end of year (000’s)	$10,468	$17,214	$14,056	$14,603	$25,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.35%	1.29%	1.27%	1.27%	1.25%
Including waiver and/or reimbursement and recapture	1.33%	1.29%	1.27%	1.27%	1.25%
Net investment income (loss) to average net assets	(0.93)%	(0.94)%	(0.75)%	(0.76)%	(0.88)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.93	$7.38	$6.97	$15.53	$12.17
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.06)	(0.03)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	1.66	2.61	0.44	(4.17)	4.08
Total investment operations	1.60	2.55	0.41	(4.21)	4.00
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	(0.64)
Net asset value, end of year	$11.12	$9.93	$7.38	$6.97	$15.53
Total return	16.52%	34.55%	5.88%	(35.26)%	33.59%
Ratio and supplemental data:
Net assets end of year (000’s)	$424	$59	$145	$127	$192
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10%	1.05%	1.02%	1.03%	1.01%
Including waiver and/or reimbursement and recapture	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.54)%	(0.60)%	(0.44)%	(0.43)%	(0.54)%
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of year	$10.01	$7.43	$7.00	$15.55	$13.87
Investment operations:
Net investment income (loss) (B)	(0.05)	(0.04)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	1.68	2.62	0.45	(4.18)	1.71
Total investment operations	1.63	2.58	0.43	(4.20)	1.68
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.41)	—	—	(4.35)	—
Net asset value, end of year	$11.23	$10.01	$7.43	$7.00	$15.55
Total return	16.69%	34.72%	6.14%	(35.13)%	12.11%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$9,076	$8,389	$7,138	$7,112	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%	0.79%	0.77%	0.77%	0.76%(D)
Including waiver and/or reimbursement and recapture	0.82%	0.79%	0.77%	0.77%	0.76%(D)
Net investment income (loss) to average net assets	(0.46)%	(0.44)%	(0.26)%	(0.27)%	(0.53)%(D)
Portfolio turnover rate	109%	106%	75%	77%	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $1,799.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025. For the period December 31, 2024 to October 31, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$5,300,000	1	5.58%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$102,457,104	71.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $200 million	0.705%
Over $200 million up to $1 billion	0.685
Over $1 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.28%	March 1, 2026
Class C	1.99	March 1, 2026
Class I	0.92	March 1, 2026
Class I2, Class I3, Class R6	0.82	March 1, 2026
Class R	1.35	March 1, 2026
Class R4	0.95	March 1, 2026
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class C	$266	$471	$775	$1,512
Class I	—	—	2,219	2,219
Class I2	—	—	20,686	20,686
Class I3	—	—	3,110	3,110
Class R4	99	185	206	490
Class R6	—	—	3,177	3,177
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$17,280	$39
Class C	—	33
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$58,443	$4,705
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the year ended October 31, 2025, the Fund engaged in the following cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$3,871,512	$—	$—
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$159,493,486	$—	$184,644,185	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$2,492,298	$(2,492,298)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$126,548,346	$21,899,078	$(4,359,674)	$17,539,404
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$—	$—	$5,677,414	$—	$—	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$9,542,675	$—	$17,762,771	$—	$—	$—	$17,539,404
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. OPERATING SEGMENTS (continued)
segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Mid Cap Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Mid Cap Growth (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made a long-term capital gain designation of $5,677,414 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Mid Cap Growth (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wellington Management Company LLP (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 1-year period and below the median for the past 5-year period. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of three Transamerica Partners funds on March 10, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Mid Growth, effective as of that date in place of its own historical performance record.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886773 TA MCG 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Mid Cap Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 94.4%
Aerospace & Defense - 2.0%
Huntington Ingalls Industries, Inc.	58,600	$ 18,870,372
Banks - 1.9%
First Citizens BancShares, Inc., Class A	9,545	17,417,907
Beverages - 4.1%
Brown-Forman Corp., Class B	197,700	5,383,371
Constellation Brands, Inc., Class A	107,300	14,097,074
Molson Coors Beverage Co., Class B	440,900	19,276,148
		38,756,593
Biotechnology - 1.4%
Biogen, Inc. (A)	85,300	13,159,231
Chemicals - 4.6%
Mosaic Co.	539,100	14,798,295
PPG Industries, Inc.	190,000	18,572,500
Westlake Corp.	137,500	9,461,375
		42,832,170
Construction & Engineering - 0.5%
Fluor Corp. (A)	105,800	5,159,866
Consumer Finance - 0.5%
Ally Financial, Inc.	116,792	4,551,384
Consumer Staples Distribution & Retail - 2.0%
Dollar General Corp.	75,200	7,419,232
Dollar Tree, Inc. (A)	113,200	11,220,384
		18,639,616
Containers & Packaging - 4.2%
Crown Holdings, Inc.	168,300	16,355,394
Graphic Packaging Holding Co.	1,462,300	23,382,177
		39,737,571
Distributors - 2.7%
LKQ Corp.	804,497	25,711,724
Diversified Telecommunication Services - 1.0%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	863,726	9,500,986
		9,500,986
Electric Utilities - 3.4%
Evergy, Inc.	274,000	21,045,940
OGE Energy Corp.	251,442	11,098,650
		32,144,590
Electronic Equipment, Instruments & Components - 3.1%
TD SYNNEX Corp.	85,100	13,317,299
Vontier Corp.	418,638	16,117,563
		29,434,862
Energy Equipment & Services - 2.6%
Halliburton Co.	514,900	13,819,916
Noble Corp. PLC	346,500	10,169,775
		23,989,691
Financial Services - 3.7%
Corpay, Inc. (A)	51,500	13,408,025
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	72,500	$ 4,835,025
Global Payments, Inc.	210,500	16,368,480
		34,611,530
Food Products - 9.7%
Archer-Daniels-Midland Co.	221,200	13,389,236
Campbell's Co.	160,600	4,838,878
Conagra Brands, Inc.	1,273,400	21,889,746
Kraft Heinz Co.	1,080,800	26,728,184
Post Holdings, Inc. (A)	98,400	10,226,712
Tyson Foods, Inc., Class A	275,600	14,168,596
		91,241,352
Ground Transportation - 1.2%
U-Haul Holding Co.	240,500	11,661,845
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (A)	36,200	4,991,256
Baxter International, Inc.	633,900	11,708,133
Zimmer Biomet Holdings, Inc.	196,100	19,719,816
		36,419,205
Health Care Providers & Services - 3.0%
Centene Corp. (A)	430,100	15,212,637
Henry Schein, Inc. (A)	199,200	12,589,440
		27,802,077
Insurance - 4.0%
Fidelity National Financial, Inc.	243,422	13,446,631
Markel Group, Inc. (A)	8,570	16,921,722
Willis Towers Watson PLC	21,745	6,808,360
		37,176,713
Interactive Media & Services - 3.3%
IAC, Inc. (A)	522,790	16,844,294
Match Group, Inc.	430,100	13,909,434
		30,753,728
IT Services - 1.5%
Cognizant Technology Solutions Corp., Class A	197,600	14,401,088
Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc., Class A (A)	45,608	14,574,037
IQVIA Holdings, Inc. (A)	81,800	17,706,428
		32,280,465
Machinery - 1.0%
CNH Industrial NV	940,568	9,866,558
Media - 4.0%
News Corp., Class A	536,800	14,225,200
Omnicom Group, Inc.	95,700	7,179,414
Sirius XM Holdings, Inc. (E)	731,029	15,856,019
		37,260,633
Metals & Mining - 1.7%
Commercial Metals Co.	264,000	15,671,040
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.5%
Dominion Energy, Inc.	399,400	$ 23,440,786
Oil, Gas & Consumable Fuels - 3.4%
Expand Energy Corp.	66,400	6,859,784
HF Sinclair Corp.	259,788	13,405,061
Kinder Morgan, Inc.	430,602	11,277,466
		31,542,311
Pharmaceuticals - 5.0%
Jazz Pharmaceuticals PLC (A)	68,400	9,414,576
Perrigo Co. PLC	908,800	18,848,512
Viatris, Inc.	1,760,000	18,233,600
		46,496,688
Professional Services - 3.6%
Amentum Holdings, Inc. (A)	682,816	15,301,907
Clarivate PLC (A)	1,540,800	5,238,720
Jacobs Solutions, Inc.	29,900	4,658,719
SS&C Technologies Holdings, Inc.	100,500	8,534,460
		33,733,806
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (A)	85,400	4,276,832
Specialized REITs - 2.0%
Gaming & Leisure Properties, Inc.	418,675	18,698,026
Specialty Retail - 1.3%
Lithia Motors, Inc.	23,700	7,443,696
Ulta Beauty, Inc. (A)	9,200	4,782,896
		12,226,592
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc. (A)	39,500	6,736,330
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.0%
WESCO International, Inc.	36,900	$ 9,576,657
Total Common Stocks (Cost $831,908,667)		885,780,825
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (F)	15,672,388	15,672,388
Total Other Investment Company (Cost $15,672,388)		15,672,388

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 1.50% (F), dated 10/31/2025, to be repurchased at $54,309,273 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $55,388,598.	$ 54,302,485	54,302,485
Total Repurchase Agreement (Cost $54,302,485)		54,302,485
Total Investments (Cost $901,883,540)		955,755,698
Net Other Assets (Liabilities) - (1.8)%		(17,026,791)
Net Assets - 100.0%		$ 938,728,907
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$885,780,825	$—	$0	$885,780,825
Other Investment Company	15,672,388	—	—	15,672,388
Repurchase Agreement	—	54,302,485	—	54,302,485
Total Investments	$901,453,213	$54,302,485	$0	$955,755,698
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At October 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At October 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(D)	Security deemed worthless.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $15,277,937, collateralized by cash collateral of $15,672,388. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at October 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $847,581,055) (including securities loaned of $15,277,937)	$901,453,213
Repurchase agreement, at value (cost $54,302,485)	54,302,485
Receivables and other assets:
Net income from securities lending	468
Shares of beneficial interest sold	391,147
Dividends	637,694
Interest	2,263
Total assets	956,787,270
Liabilities:
Cash collateral received upon return of:
Securities on loan	15,672,388
Payables and other liabilities:
Shares of beneficial interest redeemed	1,632,792
Investment management fees	570,170
Distribution and service fees	32,264
Transfer agent fees	61,101
Trustee and CCO fees	331
Audit and tax fees	22,003
Custody fees	11,274
Legal fees	13,094
Printing and shareholder reports fees	18,536
Registration fees	624
Other accrued expenses	23,786
Total liabilities	18,058,363
Net assets	$938,728,907
Net assets consist of:
Paid-in capital	$757,320,609
Total distributable earnings (accumulated losses)	181,408,298
Net assets	$938,728,907
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$23,243,722
Class C	8,653,146
Class I	591,157,274
Class I2	80,248,775
Class I3	51,612,268
Class R	33,113,486
Class R4	23,796,717
Class R6	126,903,519
Shares outstanding (unlimited shares, no par value):
Class A	2,074,418
Class C	799,011
Class I	52,345,087
Class I2	7,096,896
Class I3	4,529,072
Class R	2,902,699
Class R4	2,078,366
Class R6	11,085,262
Net asset value per share: (A)
Class A	$11.20
Class C	10.83
Class I	11.29
Class I2	11.31
Class I3	11.40
Class R	11.41
Class R4	11.45
Class R6	11.45
Maximum offering price per share: (B)
Class A	$11.85

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$22,369,872
Interest income	989,756
Net income from securities lending	33,301
Total investment income	23,392,929
Expenses:
Investment management fees	7,239,604
Distribution and service fees:
Class A	61,273
Class C	102,756
Class R	186,993
Class R4	82,954
Transfer agent fees:
Class A	47,073
Class C	13,577
Class I	673,867
Class I2	5,848
Class I3	4,452
Class R	623
Class R4	2,489
Class R6	11,436
Trustee and CCO fees	44,152
Audit and tax fees	44,687
Custody fees	66,854
Legal fees	75,704
Printing and shareholder reports fees	83,157
Registration fees	116,194
Other	70,315
Total expenses before waiver and/or reimbursement and recapture	8,934,008
Expenses waived and/or reimbursed:
Class A	(9,023)
Class C	(757)
Class R4	(33,679)
Recapture of previously waived and/or reimbursed fees:
Class A	9,173
Class C	757
Class R4	446
Net expenses	8,900,925
Net investment income (loss)	14,492,004
Net realized gain (loss) on:
Investments	144,872,264
Net change in unrealized appreciation (depreciation) on:
Investments	(101,160,170)
Net realized and change in unrealized gain (loss)	43,712,094
Net increase (decrease) in net assets resulting from operations	$58,204,098
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$14,492,004	$16,014,613
Net realized gain (loss)	144,872,264	99,956,585
Net change in unrealized appreciation (depreciation)	(101,160,170)	129,250,232
Net increase (decrease) in net assets resulting from operations	58,204,098	245,221,430
Dividends and/or distributions to shareholders:
Class A	(2,259,314)	(1,085,385)
Class C	(939,573)	(600,028)
Class I	(63,315,374)	(37,014,639)
Class I2	(6,298,508)	(9,348,810)
Class I3	(5,928,157)	(4,153,170)
Class R	(3,543,697)	(2,274,700)
Class R4	(4,095,826)	(2,571,294)
Class R6	(14,852,203)	(8,954,929)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(101,232,652)	(66,002,955)
Capital share transactions:
Proceeds from shares sold:
Class A	3,367,787	5,180,422
Class C	681,592	1,369,447
Class I	145,085,959	156,605,812
Class I2	13,520,631	134,975
Class I3	2,331,542	2,825,223
Class R	2,403,023	2,576,231
Class R4	3,989,559	3,643,038
Class R6	15,718,491	19,885,059
	187,098,584	192,220,207
Dividends and/or distributions reinvested:
Class A	2,001,325	962,931
Class C	871,525	551,116
Class I	59,233,876	33,957,221
Class I2	6,063,352	9,093,999
Class I3	5,928,157	4,153,170
Class R	3,543,697	2,274,700
Class R4	4,095,826	2,571,294
Class R6	14,824,386	8,876,172
	96,562,144	62,440,603
Cost of shares redeemed:
Class A	(8,686,660)	(10,783,212)
Class C	(2,453,378)	(2,955,152)
Class I	(330,255,216)	(260,177,934)
Class I2	(6,434,289)	(138,198,260)
Class I3	(32,622,053)	(20,235,392)
Class R	(22,646,058)	(8,193,184)
Class R4	(38,246,304)	(8,365,938)
Class R6	(67,626,107)	(87,076,097)
	(508,970,065)	(535,985,169)
Automatic conversions:
Class A	2,110,499	2,687,083
Class C	(2,110,499)	(2,687,083)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(225,309,337)	(281,324,359)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	174 (A)
Class C	—	252 (A)
Class R	—	166 (A)
	—	592
Net increase (decrease) in net assets	(268,337,891)	(102,105,292)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Net assets:
Beginning of year	$1,207,066,798	$1,309,172,090
End of year	$938,728,907	$1,207,066,798
Capital share transactions - shares:
Shares issued:
Class A	302,019	463,616
Class C	63,508	127,941
Class I	13,220,997	14,073,926
Class I2	1,277,380	12,144
Class I3	208,446	251,366
Class R	212,523	227,696
Class R4	355,306	323,740
Class R6	1,410,301	1,740,389
	17,050,480	17,220,818
Shares reinvested:
Class A	190,059	90,078
Class C	85,110	52,992
Class I	5,598,665	3,161,752
Class I2	572,555	845,953
Class I3	555,591	383,842
Class R	330,261	209,457
Class R4	381,717	236,550
Class R6	1,382,872	817,327
	9,096,830	5,797,951
Shares redeemed:
Class A	(788,511)	(970,333)
Class C	(229,007)	(274,326)
Class I	(30,292,811)	(23,256,512)
Class I2	(585,683)	(12,447,587)
Class I3	(2,872,125)	(1,779,745)
Class R	(2,004,597)	(727,170)
Class R4	(3,352,917)	(726,683)
Class R6	(5,965,316)	(7,698,801)
	(46,090,967)	(47,881,157)
Automatic conversions:
Class A	189,219	239,600
Class C	(195,300)	(247,055)
	(6,081)	(7,455)
Net increase (decrease) in shares outstanding:
Class A	(107,214)	(177,039)
Class C	(275,689)	(340,448)
Class I	(11,473,149)	(6,020,834)
Class I2	1,264,252	(11,589,490)
Class I3	(2,108,088)	(1,144,537)
Class R	(1,461,813)	(290,017)
Class R4	(2,615,894)	(166,393)
Class R6	(3,172,143)	(5,141,085)
	(19,949,738)	(24,869,843)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.62	$10.15	$10.95	$14.72	$10.05
Investment operations:
Net investment income (loss) (A)	0.12	0.10	0.08	0.04	0.01
Net realized and unrealized gain (loss)	0.49	1.86	(0.20)	(0.52)	4.73
Total investment operations	0.61	1.96	(0.12)	(0.48)	4.74
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.06)	(0.08)	(0.02)	(0.07)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.03)	(0.49)	(0.68)	(3.29)	(0.07)
Net asset value, end of year	$11.20	$11.62	$10.15	$10.95	$14.72
Total return (E)	5.82%	19.76%(C)	(1.14)%	(4.39)%(D)	47.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$23,244	$25,345	$23,931	$27,425	$27,613
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18%	1.18%	1.21%	1.19%	1.19%
Including waiver and/or reimbursement and recapture	1.18%(F)	1.20%	1.20%	1.20%	1.20%
Net investment income (loss) to average net assets	1.05%	0.86%	0.77%	0.38%	0.06%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.24	$9.83	$10.64	$14.45	$9.87
Investment operations:
Net investment income (loss) (A)	0.04	0.02	0.01	(0.03)	(0.07)
Net realized and unrealized gain (loss)	0.48	1.82	(0.21)	(0.51)	4.65
Total investment operations	0.52	1.84	(0.20)	(0.54)	4.58
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	—	(0.01)	—	—
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(0.93)	(0.43)	(0.61)	(3.27)	—
Net asset value, end of year	$10.83	$11.24	$9.83	$10.64	$14.45
Total return (E)	5.12%	19.07%(C)	(1.93)%	(4.93)%(D)	46.40%
Ratio and supplemental data:
Net assets end of year (000’s)	$8,653	$12,076	$13,916	$16,522	$17,471
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87%	1.86%	1.88%	1.86%	1.85%
Including waiver and/or reimbursement and recapture	1.87%	1.86%	1.88%(F)	1.86%	1.85%
Net investment income (loss) to average net assets	0.37%	0.20%	0.09%	(0.28)%	(0.53)%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.70	$10.22	$11.03	$14.80	$10.11
Investment operations:
Net investment income (loss) (A)	0.16	0.14	0.12	0.09	0.07
Net realized and unrealized gain (loss)	0.50	1.88	(0.21)	(0.52)	4.73
Total investment operations	0.66	2.02	(0.09)	(0.43)	4.80
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.11)	(0.12)	(0.07)	(0.11)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.07)	(0.54)	(0.72)	(3.34)	(0.11)
Net asset value, end of year	$11.29	$11.70	$10.22	$11.03	$14.80
Total return	6.25%	20.19%	(0.86)%	(3.91)%(B)	47.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$591,157	$746,921	$713,923	$734,476	$656,368
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%	0.84%	0.85%	0.84%	0.83%
Including waiver and/or reimbursement and recapture	0.85%	0.84%	0.85%	0.84%	0.83%
Net investment income (loss) to average net assets	1.40%	1.22%	1.11%	0.74%	0.48%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.72	$10.24	$11.05	$14.83	$10.12
Investment operations:
Net investment income (loss) (A)	0.16	0.15	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.51	1.88	(0.21)	(0.53)	4.74
Total investment operations	0.67	2.03	(0.08)	(0.43)	4.83
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of year	$11.31	$11.72	$10.24	$11.05	$14.83
Total return	6.36%	20.27%	(0.76)%	(3.84)%	47.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$80,249	$68,350	$178,371	$171,713	$219,525
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.48%	1.36%	1.18%	0.83%	0.68%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.80	$10.30	$11.12	$14.89	$10.17
Investment operations:
Net investment income (loss) (A)	0.17	0.15	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.51	1.90	(0.22)	(0.52)	4.76
Total investment operations	0.68	2.05	(0.09)	(0.42)	4.84
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of year	$11.40	$11.80	$10.30	$11.12	$14.89
Total return	6.41%	20.35%	(0.85)%	(3.81)%	48.03%
Ratio and supplemental data:
Net assets end of year (000’s)	$51,612	$78,336	$80,186	$99,003	$128,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.51%	1.32%	1.22%	0.83%	0.60%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.79	$10.29	$11.10	$14.86	$10.15
Investment operations:
Net investment income (loss) (A)	0.11	0.09	0.08	0.04	0.01
Net realized and unrealized gain (loss)	0.51	1.90	(0.22)	(0.53)	4.77
Total investment operations	0.62	1.99	(0.14)	(0.49)	4.78
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.06)	(0.07)	(0.00)(B)	(0.07)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.00)	(0.49)	(0.67)	(3.27)	(0.07)
Net asset value, end of year	$11.41	$11.79	$10.29	$11.10	$14.86
Total return	5.87%	19.76%(C)	(1.31)%	(4.34)%(D)	47.20%
Ratio and supplemental data:
Net assets end of year (000’s)	$33,113	$51,470	$47,918	$52,688	$58,856
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24%	1.24%	1.24%	1.24%	1.23%
Including waiver and/or reimbursement and recapture	1.24%	1.24%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.02%	0.82%	0.71%	0.33%	0.07%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.85	$10.34	$11.15	$14.92	$10.19
Investment operations:
Net investment income (loss) (A)	0.15	0.13	0.12	0.08	0.06
Net realized and unrealized gain (loss)	0.51	1.91	(0.22)	(0.53)	4.77
Total investment operations	0.66	2.04	(0.10)	(0.45)	4.83
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.10)	(0.11)	(0.05)	(0.10)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.06)	(0.53)	(0.71)	(3.32)	(0.10)
Net asset value, end of year	$11.45	$11.85	$10.34	$11.15	$14.92
Total return	6.17%	20.17%	(0.95)%	(3.99)%	47.83%
Ratio and supplemental data:
Net assets end of year (000’s)	$23,797	$55,605	$50,254	$82,892	$116,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%	1.00%	1.00%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.30%	1.16%	1.12%	0.67%	0.40%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$11.85	$10.34	$11.16	$14.94	$10.19
Investment operations:
Net investment income (loss) (A)	0.17	0.15	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.51	1.91	(0.22)	(0.53)	4.79
Total investment operations	0.68	2.06	(0.09)	(0.43)	4.87
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.12)	(0.13)	(0.08)	(0.12)
Net realized gains	(0.90)	(0.43)	(0.60)	(3.27)	—
Total dividends and/or distributions to shareholders	(1.08)	(0.55)	(0.73)	(3.35)	(0.12)
Net asset value, end of year	$11.45	$11.85	$10.34	$11.16	$14.94
Total return	6.38%	20.37%	(0.84)%	(3.86)%	48.09%
Ratio and supplemental data:
Net assets end of year (000’s)	$126,904	$168,964	$200,673	$214,578	$190,702
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss) to average net assets	1.49%	1.31%	1.20%	0.82%	0.62%
Portfolio turnover rate	59%	48%	44%	54%	54%

(A)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $32,081.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,672,388	$—	$—	$—	$15,672,388
Total Borrowings	$15,672,388	$—	$—	$—	$15,672,388
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$181,174,679	19.30%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2026
Class C	1.90	March 1, 2026
Class I	0.88	March 1, 2026
Class I2, Class I3, Class R6	0.79	March 1, 2026
Class R	1.25	March 1, 2026
Class R4	0.90	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R4	$66,017	$56,006	$33,679	$155,702
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$24,701	$—
Class C	—	360
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$748,095	$59,229
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$587,721,063	$—	$907,013,044	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to basis adjustments related to a prior year merger and a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$28,329,537	$(28,329,537)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$901,518,705	$115,606,548	$(61,369,555)	$54,236,993
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$15,558,242	$—	$85,674,410	$—	$13,001,156	$—	$53,001,799	$—
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$20,633,819	$—	$106,909,827	$—	$—	$(372,341)	$54,236,993
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Mid Cap Value Opportunities
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Mid Cap Value Opportunities (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $15,558,242 of qualified dividend income.
For corporate shareholders, 97% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $85,674,410 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Mid Cap Value Opportunities (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Thompson, Siegel & Walmsley (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Mid Cap Value Opportunities

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA MCV OPS 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Multi-Asset Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 57.6%
Air Freight & Logistics - 0.8%
FedEx Corp.	25,000	$ 6,345,500
Banks - 3.9%
Citigroup, Inc.	100,000	10,123,000
JPMorgan Chase & Co.	40,000	12,444,800
Wells Fargo & Co.	115,000	10,001,550
		32,569,350
Biotechnology - 3.4%
AbbVie, Inc.	60,000	13,082,400
Amgen, Inc.	30,000	8,952,900
Gilead Sciences, Inc.	50,000	5,989,500
		28,024,800
Broadline Retail - 0.9%
Amazon.com, Inc. (A)	30,000	7,326,600
Capital Markets - 6.7%
Blackrock, Inc.	15,000	16,242,150
Goldman Sachs Group, Inc.	24,500	19,339,565
Interactive Brokers Group, Inc., Class A	126,056	8,869,300
Morgan Stanley	64,372	10,557,008
Nasdaq, Inc.	15,000	1,282,350
		56,290,373
Communications Equipment - 1.1%
Arista Networks, Inc. (A)	60,000	9,461,400
Consumer Finance - 1.9%
Capital One Financial Corp.	45,000	9,899,550
Synchrony Financial	85,000	6,322,300
		16,221,850
Electric Utilities - 3.3%
American Electric Power Co., Inc.	60,000	7,215,600
Duke Energy Corp.	60,000	7,458,000
Evergy, Inc.	65,000	4,992,650
Southern Co.	80,000	7,523,200
		27,189,450
Health Care Equipment & Supplies - 1.1%
Medtronic PLC	100,000	9,070,000
Health Care Providers & Services - 1.5%
Cigna Group	7,500	1,833,075
Quest Diagnostics, Inc.	30,100	5,296,095
UnitedHealth Group, Inc.	15,000	5,123,400
		12,252,570
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties, Inc.	35,000	3,041,850
Hotels, Restaurants & Leisure - 1.1%
Travel & Leisure Co.	145,000	9,103,100
Household Products - 0.9%
Procter & Gamble Co.	50,000	7,518,500
Independent Power & Renewable Electricity Producers - 0.6%
Vistra Corp.	25,000	4,707,500
	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.2%
Allstate Corp.	35,000	$ 6,703,200
Progressive Corp.	5,000	1,030,000
Travelers Cos., Inc.	16,651	4,472,792
Unum Group	90,000	6,607,800
		18,813,792
Interactive Media & Services - 5.2%
Alphabet, Inc., Class C	112,500	31,704,750
Meta Platforms, Inc., Class A	18,000	11,670,300
		43,375,050
IT Services - 2.4%
International Business Machines Corp.	65,000	19,981,650
Machinery - 0.8%
Cummins, Inc.	15,000	6,565,200
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp. (B)	550,000	5,500,000
Multi-Utilities - 1.5%
Dominion Energy, Inc.	150,000	8,803,500
Sempra	40,000	3,677,600
		12,481,100
Oil, Gas & Consumable Fuels - 1.2%
Chevron Corp.	22,500	3,548,700
ONEOK, Inc.	100,000	6,700,000
		10,248,700
Pharmaceuticals - 1.5%
Merck & Co., Inc.	150,000	12,897,000
Semiconductors & Semiconductor Equipment - 4.7%
Broadcom, Inc.	60,000	22,177,800
NVIDIA Corp.	85,000	17,211,650
		39,389,450
Software - 2.9%
Microsoft Corp.	47,500	24,595,975
Specialized REITs - 3.1%
Equinix, Inc.	12,000	10,152,120
Gaming & Leisure Properties, Inc.	35,000	1,563,100
Iron Mountain, Inc.	78,950	8,127,902
Lamar Advertising Co., Class A	54,250	6,433,508
		26,276,630
Specialty Retail - 1.4%
Bath & Body Works, Inc.	150,000	3,672,000
Dick's Sporting Goods, Inc.	35,000	7,750,750
		11,422,750
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	75,000	20,277,750
Total Common Stocks (Cost $310,913,176)		480,947,890
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025

	Principal	Value
CORPORATE DEBT SECURITIES - 36.9%
Aerospace & Defense - 0.9%
ATI, Inc.
5.88%, 12/01/2027	$ 4,002,000	$ 4,006,474
Bombardier, Inc.
7.25%, 07/01/2031 (C)	825,000	875,672
TransDigm, Inc.
6.38%, 05/31/2033 (C)	2,500,000	2,548,330
		7,430,476
Automobile Components - 1.1%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (C)	3,000,000	3,004,225
Cooper Tire & Rubber Co. LLC
7.63%, 03/15/2027	5,200,000	5,317,000
Titan International, Inc.
7.00%, 04/30/2028 (B)	720,000	721,678
		9,042,903
Automobiles - 0.6%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C)	1,750,000	1,750,823
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (C)	3,100,000	3,244,032
		4,994,855
Banks - 2.6%
Bank of Montreal
Fixed until 11/26/2034, 7.30% (D), 11/26/2084	3,000,000	3,193,086
Barclays PLC
Fixed until 03/15/2035 (E), 7.63% (B)(D)	200,000	211,521
Citigroup, Inc.
Fixed until 02/15/2030 (E), 6.95% (D)	1,500,000	1,543,074
Fixed until 08/15/2029 (E), 7.13% (D)	3,000,000	3,094,494
Fixed until 11/15/2028 (E), 7.63% (D)	1,000,000	1,046,300
FNB Corp.
Fixed until 12/11/2029, 5.72% (D), 12/11/2030	5,500,000	5,607,437
Goldman Sachs Group, Inc.
Fixed until 11/10/2034 (E), 6.13% (B)(D)	2,045,000	2,085,121
Fixed until 02/10/2030 (E), 6.85% (D)	2,000,000	2,081,102
JPMorgan Chase & Co.
Fixed until 04/01/2030 (E), 6.50% (D)	3,000,000	3,113,661
		21,975,796
Building Products - 1.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (C)	2,000,000	1,979,884
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (C)	3,765,000	3,748,498
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (C)	$ 3,450,000	$ 3,578,382
		9,306,764
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (C)	2,495,000	2,390,792
Commercial Services & Supplies - 4.4%
Amsted Industries, Inc.
6.38%, 03/15/2033 (C)	3,000,000	3,104,805
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (C)	3,312,000	3,300,341
Brink's Co.
6.75%, 06/15/2032 (C)	2,146,000	2,228,501
CoreCivic, Inc.
8.25%, 04/15/2029	2,750,000	2,896,039
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,904,676
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	2,000,000	2,093,358
7.25%, 06/15/2033 (C)	2,300,000	2,424,897
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (C)	2,000,000	1,950,739
PROG Holdings, Inc.
6.00%, 11/15/2029 (C)	3,300,000	3,220,800
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,584,625
United Rentals North America, Inc.
6.00%, 12/15/2029 (C)	2,000,000	2,052,720
Upbound Group, Inc.
6.38%, 02/15/2029 (C)	3,675,000	3,561,604
WEX, Inc.
6.50%, 03/15/2033 (C)	3,000,000	3,068,001
		36,391,106
Construction & Engineering - 2.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027 (C)	1,300,000	1,300,073
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/2032 (C)	3,800,000	3,833,998
Forestar Group, Inc.
5.00%, 03/01/2028 (C)	5,000,000	4,988,746
Installed Building Products, Inc.
5.75%, 02/01/2028 (C)	4,801,000	4,798,759
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,227,891
Winnebago Industries, Inc.
6.25%, 07/15/2028 (C)	899,000	897,252
		18,046,719
Consumer Staples Distribution & Retail - 1.1%
Academy Ltd.
6.00%, 11/15/2027 (C)	5,150,000	5,162,499
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (C)	$ 1,150,000	$ 1,128,572
Dillard's, Inc.
7.00%, 12/01/2028	230,000	241,999
7.75%, 07/15/2026	1,150,000	1,155,097
Macy's Retail Holdings LLC
7.38%, 08/01/2033 (B)(C)	1,700,000	1,791,395
		9,479,562
Containers & Packaging - 0.6%
Graphic Packaging International LLC
6.38%, 07/15/2032 (C)	2,000,000	2,026,252
Sealed Air Corp.
6.50%, 07/15/2032 (B)(C)	3,000,000	3,104,400
		5,130,652
Diversified REITs - 0.2%
American Assets Trust LP
6.15%, 10/01/2034	635,000	646,231
Rithm Capital Corp.
8.00%, 07/15/2030 (C)	1,050,000	1,064,361
		1,710,592
Electric Utilities - 2.0%
Dominion Energy, Inc.
Fixed until 02/15/2035, 6.63% (D), 05/15/2055	1,000,000	1,042,593
NRG Energy, Inc.
6.00%, 01/15/2036 (C)	3,000,000	3,051,638
Southern Co.
Fixed until 12/15/2034, 6.38% (D), 03/15/2055 (B)	3,000,000	3,206,244
Talen Energy Supply LLC
8.63%, 06/01/2030 (C)	4,250,000	4,509,815
TransAlta Corp.
7.75%, 11/15/2029	1,864,000	1,941,021
Vistra Operations Co. LLC
6.95%, 10/15/2033 (C)	2,500,000	2,780,764
		16,532,075
Electrical Equipment - 1.0%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (C)	3,700,000	3,574,392
WESCO Distribution, Inc.
6.63%, 03/15/2032 (C)	2,000,000	2,090,400
7.25%, 06/15/2028 (C)	2,729,000	2,767,053
		8,431,845
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (C)	1,500,000	1,506,384
Financial Services - 3.0%
Acadian Asset Management, Inc.
4.80%, 07/27/2026	4,280,000	4,279,694
AG Issuer LLC
6.25%, 03/01/2028 (C)	1,000,000	1,000,730
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (D)	$ 2,250,000	$ 2,092,765
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (C)	4,750,000	4,916,194
Citadel LP
6.38%, 01/23/2032 (C)	4,750,000	5,004,409
EZCORP, Inc.
7.38%, 04/01/2032 (C)	850,000	897,811
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.27% (D), 12/21/2065 (C)	3,400,000	2,826,155
StoneX Group, Inc.
7.88%, 03/01/2031 (C)	4,175,000	4,421,730
		25,439,488
Food Products - 1.0%
Post Holdings, Inc.
5.50%, 12/15/2029 (C)	2,000,000	2,001,004
6.38%, 03/01/2033 (C)	1,000,000	1,012,794
U.S. Foods, Inc.
6.88%, 09/15/2028 (C)	2,300,000	2,372,055
United Natural Foods, Inc.
6.75%, 10/15/2028 (C)	2,875,000	2,875,888
		8,261,741
Health Care Providers & Services - 1.1%
DaVita, Inc.
6.88%, 09/01/2032 (C)	3,175,000	3,289,078
Global Medical Response, Inc.
7.38%, 10/01/2032 (C)	3,000,000	3,139,035
Horizon Mutual Holdings, Inc.
6.20%, 11/15/2034 (C)	3,207,000	3,150,209
		9,578,322
Hotels, Restaurants & Leisure - 2.6%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (C)	1,500,000	1,537,543
Light & Wonder International, Inc.
6.25%, 10/01/2033 (C)	1,500,000	1,493,370
7.50%, 09/01/2031 (C)	4,500,000	4,671,328
Lindblad Expeditions LLC
7.00%, 09/15/2030 (C)	3,850,000	3,921,119
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (C)	2,388,000	2,408,429
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (B)	4,950,000	4,896,825
VOC Escrow Ltd.
5.00%, 02/15/2028 (C)	2,516,000	2,509,019
		21,437,633
Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028 (B)	1,141,000	1,139,199
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
Kuvare U.S. Holdings, Inc.
Fixed until 05/01/2026, 7.00% (D), 02/17/2051 (C)	$ 1,500,000	$ 1,497,025
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (B)(C)(D)	2,300,000	2,208,814
		3,705,839
Internet & Catalog Retail - 0.9%
Gen Digital, Inc.
6.25%, 04/01/2033 (C)	2,500,000	2,573,607
Match Group Holdings II LLC
6.13%, 09/15/2033 (C)	3,850,000	3,875,857
Snap, Inc.
6.88%, 03/15/2034 (C)	1,285,000	1,307,996
		7,757,460
IT Services - 1.0%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	491,502
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,010,234
NCR Atleos Corp.
9.50%, 04/01/2029 (C)	3,225,000	3,482,758
Seagate HDD Cayman
8.50%, 07/15/2031	2,000,000	2,128,726
		8,113,220
Leisure Products - 0.3%
Mattel, Inc.
5.45%, 11/01/2041	3,000,000	2,800,572
Machinery - 0.6%
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,697,953
6.40%, 04/15/2033	1,900,000	2,036,438
		4,734,391
Media - 0.4%
Nexstar Media, Inc.
4.75%, 11/01/2028 (B)(C)	2,986,000	2,939,088
Metals & Mining - 0.0% *
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	257,556
Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (C)	1,500,000	1,486,627
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033 (C)	2,000,000	1,997,129
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	3,375,000	3,497,185
Murphy Oil Corp.
6.00%, 10/01/2032 (B)	6,625,000	6,529,271
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%, 02/15/2032 (C)	$ 2,500,000	$ 2,556,280
ONEOK Partners LP
6.85%, 10/15/2037	2,500,000	2,755,503
Permian Resources Operating LLC
5.88%, 07/01/2029 (C)	2,250,000	2,251,966
9.88%, 07/15/2031 (C)	1,132,000	1,227,280
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (C)	3,325,000	3,382,426
Sunoco LP
6.25%, 07/01/2033 (C)	500,000	510,558
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,191,978
7.00%, 09/15/2028 (C)	2,850,000	2,939,208
Valero Energy Corp.
8.75%, 06/15/2030	300,000	350,706
		29,189,490
Passenger Airlines - 0.5%
American Airlines, Inc.
8.50%, 05/15/2029 (C)	4,048,000	4,223,205
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (C)	3,000,000	2,995,796
Pharmaceuticals - 0.4%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (C)	1,100,000	1,001,000
Harrow, Inc.
8.63%, 09/15/2030 (C)	2,500,000	2,643,750
		3,644,750
Software - 0.7%
Concentrix Corp.
6.60%, 08/02/2028 (B)	1,000,000	1,041,707
CoreWeave, Inc.
9.25%, 06/01/2030 (C)	4,950,000	4,998,143
		6,039,850
Specialized REITs - 0.3%
Iron Mountain, Inc.
4.88%, 09/15/2027 (C)	1,750,000	1,744,564
6.25%, 01/15/2033 (C)	750,000	767,045
		2,511,609
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.
4.25%, 03/15/2029 (C)	1,500,000	1,444,131
Transportation Infrastructure - 1.0%
Danaos Corp.
8.50%, 03/01/2028 (B)(C)	1,411,000	1,421,348
FTAI Aviation Investors LLC
7.00%, 06/15/2032 (C)	3,800,000	3,979,999
Star Leasing Co. LLC
7.63%, 02/15/2030 (C)	2,000,000	1,889,648
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
XPO CNW, Inc.
6.70%, 05/01/2034	$ 1,181,000	$ 1,259,371
		8,550,366
Total Corporate Debt Securities (Cost $304,267,104)		308,620,854

	Shares	Value
PREFERRED STOCKS - 4.1%
Banks - 0.3%
Dime Community Bancshares, Inc.,
5.50%	57,045	1,087,848
Regions Financial Corp.,
Fixed until 09/15/2029, 6.95% (D)	51,500	1,319,945
		2,407,793
Capital Markets - 0.4%
Morgan Stanley,
Series P, 6.50% (B)	60,000	1,536,600
Series Q, 6.63% (B)	65,000	1,700,400
		3,237,000
Consumer Finance - 0.5%
Synchrony Financial,
Series B, Fixed until 05/15/2029, 8.25% (D)	142,000	3,750,220
Electric Utilities - 0.5%
SCE Trust VIII,
Series N, 6.95% (B)	75,000	1,650,000
Southern Co.,
6.50%	100,000	2,581,000
		4,231,000
Financial Services - 0.2%
NewtekOne, Inc.,
Series B, Fixed until 10/01/2030, 8.50% (D)	60,000	1,442,400
Insurance - 1.1%
Allstate Corp.,
Series J, 7.38% (B)	73,000	1,936,690
Aspen Insurance Holdings Ltd.,
5.63%	17,900	378,406
Athene Holding Ltd.,
Fixed until 03/30/2029, 7.25% (D)	91,843	2,319,036
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,081,500
F&G Annuities & Life, Inc.,
7.95%	97,000	2,533,640
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (D)	40,000	1,024,000
		9,273,272
Mortgage Real Estate Investment Trusts - 0.8%
Adamas Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (D)	120,000	2,666,400
	Shares	Value
PREFERRED STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
AGNC Investment Corp.,
Series E, 3-Month Term SOFR + 5.25%, 9.14% (D)	49,300	$ 1,238,909
Annaly Capital Management, Inc.,
Series F, 3-Month Term SOFR + 5.25%, 9.14% (D)	40,784	1,035,914
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (D)	65,000	1,599,650
		6,540,873
Real Estate Management & Development - 0.0% *
Brookfield Property Partners LP,
Series A-1, 6.50%	6,681	101,618
Trading Companies & Distributors - 0.2%
Triton International Ltd.,
Series E, 5.75%	100,000	1,942,000
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.,
5.50%	60,100	1,084,805
		1,084,805
Total Preferred Stocks (Cost $35,159,087)		34,010,981

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury - 0.3%
U.S. Treasury Notes
4.25%, 08/15/2035	$ 2,800,000	2,835,000
Total U.S. Government Obligation (Cost $2,836,273)		2,835,000

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (F)	25,409,318	25,409,318
Total Other Investment Company (Cost $25,409,318)		25,409,318
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025

Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp.,
1.50% (F), dated 10/31/2025, to be
repurchased at $3,414,237 on 11/03/2025.
Collateralized by a U.S. Government
Obligation, 0.00%, due 10/29/2026, and
with a value of $3,482,091.
$ 3,413,810	$ 3,413,810
Total Repurchase Agreement (Cost $3,413,810)	3,413,810
Total Investments (Cost $681,998,768)	855,237,853
Net Other Assets (Liabilities) - (2.4)%	(19,845,984)
Net Assets - 100.0%	$ 835,391,869
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$480,947,890	$—	$—	$480,947,890
Corporate Debt Securities	—	308,620,854	—	308,620,854
Preferred Stocks	34,010,981	—	—	34,010,981
U.S. Government Obligation	—	2,835,000	—	2,835,000
Other Investment Company	25,409,318	—	—	25,409,318
Repurchase Agreement	—	3,413,810	—	3,413,810
Total Investments	$540,368,189	$314,869,664	$—	$855,237,853
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $29,675,409, collateralized by cash collateral of $25,409,318 and non-cash collateral, such as U.S. government securities of $4,923,778. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $218,793,490, representing 26.2% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rate disclosed reflects the yield at October 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $678,584,958) (including securities loaned of $29,675,409)	$851,824,043
Repurchase agreement, at value (cost $3,413,810)	3,413,810
Cash	1,466,880
Receivables and other assets:
Net income from securities lending	12,747
Shares of beneficial interest sold	1,062,098
Dividends	362,018
Interest	5,040,129
Total assets	863,181,725
Liabilities:
Cash collateral received upon return of:
Securities on loan	25,409,318
Payables and other liabilities:
Investments purchased	1,466,880
Shares of beneficial interest redeemed	257,397
Investment management fees	395,754
Distribution and service fees	113,773
Transfer agent fees	69,894
Trustee and CCO fees	280
Audit and tax fees	28,427
Custody fees	9,854
Legal fees	9,115
Printing and shareholder reports fees	13,911
Registration fees	541
Other accrued expenses	14,712
Total liabilities	27,789,856
Net assets	$835,391,869
Net assets consist of:
Paid-in capital	$806,707,543
Total distributable earnings (accumulated losses)	28,684,326
Net assets	$835,391,869
Net assets by class:
Class A	$175,402,623
Class C	90,615,841
Class I	569,350,868
Class I2	22,537
Shares outstanding (unlimited shares, no par value):
Class A	10,961,591
Class C	5,685,817
Class I	35,562,807
Class I2	1,491
Net asset value per share: (A)
Class A	$16.00
Class C	15.94
Class I	16.01
Class I2	15.11 (B)
Maximum offering price per share: (C)
Class A	$16.93

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$11,072,592
Interest income	21,697,095
Net income from securities lending	190,772
Withholding taxes on foreign income	(6,635)
Total investment income	32,953,824
Expenses:
Investment management fees	4,321,153
Distribution and service fees:
Class A	391,394
Class C	869,051
Transfer agent fees:
Class A	155,611
Class C	62,571
Class I	538,143
Class I2	2
Trustee and CCO fees	32,592
Audit and tax fees	52,175
Custody fees	59,734
Legal fees	55,817
Printing and shareholder reports fees	64,596
Registration fees	74,844
Other	50,297
Total expenses before waiver and/or reimbursement and recapture	6,727,980
Expenses waived and/or reimbursed:
Class I	(21,813)
Recapture of previously waived and/or reimbursed fees:
Class I	6,562
Net expenses	6,712,729
Net investment income (loss)	26,241,095
Net realized gain (loss) on:
Investments	17,114,914
Foreign currency transactions	248
Net realized gain (loss)	17,115,162
Net change in unrealized appreciation (depreciation) on:
Investments	64,999,932
Translation of assets and liabilities denominated in foreign currencies	(40)
Net change in unrealized appreciation (depreciation)	64,999,892
Net realized and change in unrealized gain (loss)	82,115,054
Net increase (decrease) in net assets resulting from operations	$108,356,149
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$26,241,095	$24,338,300
Net realized gain (loss)	17,115,162	5,524,297
Net change in unrealized appreciation (depreciation)	64,999,892	109,619,726
Net increase (decrease) in net assets resulting from operations	108,356,149	139,482,323
Dividends and/or distributions to shareholders:
Class A	(5,350,041)	(5,217,451)
Class C	(2,354,906)	(2,411,070)
Class I	(18,977,878)	(17,090,411)
Class I2	(821)	(748)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(26,683,646)	(24,719,680)
Capital share transactions:
Proceeds from shares sold:
Class A	34,432,829	17,017,980
Class C	9,347,388	9,742,217
Class I	158,453,151	136,141,868
	202,233,368	162,902,065
Dividends and/or distributions reinvested:
Class A	5,172,326	5,042,237
Class C	2,341,017	2,398,655
Class I	18,870,846	17,005,166
Class I2	821	748
	26,385,010	24,446,806
Cost of shares redeemed:
Class A	(35,400,661)	(37,432,828)
Class C	(12,705,242)	(14,471,068)
Class I	(137,007,641)	(163,866,685)
	(185,113,544)	(215,770,581)
Automatic conversions:
Class A	3,966,228	2,285,339
Class C	(3,966,228)	(2,285,339)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	43,504,834	(28,421,710)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	82 (A)
Class C	—	182 (A)
	—	264
Net increase (decrease) in net assets	125,177,337	86,341,197
Net assets:
Beginning of year	710,214,532	623,873,335
End of year	$835,391,869	$710,214,532
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	2,301,789	1,249,534
Class C	632,483	723,547
Class I	10,640,360	10,065,996
	13,574,632	12,039,077
Shares reinvested:
Class A	347,032	372,113
Class C	157,994	177,760
Class I	1,265,501	1,252,323
Class I2	58	58
	1,770,585	1,802,254
Shares redeemed:
Class A	(2,383,376)	(2,774,113)
Class C	(861,951)	(1,069,268)
Class I	(9,244,849)	(12,170,689)
	(12,490,176)	(16,014,070)
Automatic conversions:
Class A	261,396	168,865
Class C	(262,540)	(169,559)
	(1,144)	(694)
Net increase (decrease) in shares outstanding:
Class A	526,841	(983,601)
Class C	(334,014)	(337,520)
Class I	2,661,012	(852,370)
Class I2	58	58
	2,853,897	(2,173,433)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.39	$12.11	$12.43	$14.24	$11.53
Investment operations:
Net investment income (loss) (A)	0.50	0.48	0.50	0.45	0.40
Net realized and unrealized gain (loss)	1.62	2.28	(0.31)	(1.62)	2.72
Total investment operations	2.12	2.76	0.19	(1.17)	3.12
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.51)	(0.48)	(0.51)	(0.46)	(0.41)
Net realized gains	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.51)	(0.48)	(0.51)	(0.64)	(0.41)
Net asset value, end of year	$16.00	$14.39	$12.11	$12.43	$14.24
Total return (E)	15.05%	23.14%(C)	1.44%	(8.50)%(D)	27.30%
Ratio and supplemental data:
Net assets end of year (000’s)	$175,403	$150,168	$138,260	$138,668	$134,310
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%	0.98%	0.99%	1.01%(F)	0.98%(F)
Including waiver and/or reimbursement and recapture	0.97%	0.98%	0.99%(G)	0.99%(F)	0.98%(F)
Net investment income (loss) to average net assets	3.36%	3.52%	3.96%	3.35%	2.89%
Portfolio turnover rate	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.34	$12.06	$12.38	$14.17	$11.48
Investment operations:
Net investment income (loss) (A)	0.39	0.38	0.41	0.35	0.30
Net realized and unrealized gain (loss)	1.61	2.29	(0.32)	(1.60)	2.70
Total investment operations	2.00	2.67	0.09	(1.25)	3.00
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.39)	(0.41)	(0.36)	(0.31)
Net realized gains	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.40)	(0.39)	(0.41)	(0.54)	(0.31)
Net asset value, end of year	$15.94	$14.34	$12.06	$12.38	$14.17
Total return (E)	14.21%	22.37%(C)	0.65%	(9.11)%(D)	26.32%
Ratio and supplemental data:
Net assets end of year (000’s)	$90,616	$86,299	$76,696	$83,457	$87,104
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.69%	1.70%	1.71%	1.73%(F)	1.71%(F)
Including waiver and/or reimbursement and recapture	1.69%	1.70%	1.71%(G)	1.71%(F)	1.71%(F)
Net investment income (loss) to average net assets	2.65%	2.80%	3.24%	2.64%	2.23%
Portfolio turnover rate	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$14.40	$12.11	$12.44	$14.25	$11.53
Investment operations:
Net investment income (loss) (A)	0.54	0.51	0.53	0.48	0.43
Net realized and unrealized gain (loss)	1.62	2.30	(0.32)	(1.60)	2.73
Total investment operations	2.16	2.81	0.21	(1.12)	3.16
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.55)	(0.52)	(0.54)	(0.51)	(0.44)
Net realized gains	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.55)	(0.52)	(0.54)	(0.69)	(0.44)
Net asset value, end of year	$16.01	$14.40	$12.11	$12.44	$14.25
Total return	15.33%	23.55%	1.65%	(8.20)%(C)	27.66%
Ratio and supplemental data:
Net assets end of year (000’s)	$569,351	$473,728	$408,901	$436,301	$347,653
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%	0.73%	0.73%	0.75%(D)	0.74%(D)
Including waiver and/or reimbursement and recapture	0.72%(E)	0.72%	0.72%	0.72%(D)	0.72%(D)
Net investment income (loss) to average net assets	3.61%	3.76%	4.23%	3.64%	3.20%
Portfolio turnover rate	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$13.62	$11.49	$11.83	$13.58	$11.01
Investment operations:
Net investment income (loss) (A)	0.52	0.50	0.52	0.47	0.43
Net realized and unrealized gain (loss)	1.53	2.16	(0.30)	(1.52)	2.58
Total investment operations	2.05	2.66	0.22	(1.05)	3.01
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.56)	(0.53)	(0.56)	(0.52)	(0.44)
Net realized gains	—	—	—	(0.18)	—
Total dividends and/or distributions to shareholders	(0.56)	(0.53)	(0.56)	(0.70)	(0.44)
Net asset value, end of year	$15.11	$13.62	$11.49	$11.83	$13.58
Total return	15.45%	23.55%	1.77%	(8.15)%	27.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$22	$20	$16	$16	$17
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.65%(B)	0.64%(B)
Including waiver and/or reimbursement and recapture	0.63%	0.63%	0.63%	0.64%(B)	0.64%(B)
Net investment income (loss) to average net assets	3.70%	3.85%	4.31%	3.71%	3.32%
Portfolio turnover rate	53%	42%	37%	44%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Asset Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $4,020.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$938,908	$—	$—	$—	$938,908
Corporate Debt Securities	24,402,619	—	—	—	24,402,619
Preferred Stocks	67,791	—	—	—	67,791
Total Securities Lending Transactions	$25,409,318	$—	$—	$—	$25,409,318
Total Borrowings	$25,409,318	$—	$—	$—	$25,409,318
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Preferred stock risk: Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$22,534	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.570%
Over $500 million up to $1 billion	0.565
Over $1 billion up to $1.5 billion	0.540
Over $1.5 billion up to $2 billion	0.530
Over $2 billion	0.510
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.04%	March 1, 2026
Class C	1.76	March 1, 2026
Class I	0.72	March 1, 2026
Class I2	0.68	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class I	$57,563	$36,642	$21,813	$116,018
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$319,120	$397
Class C	—	3,241
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$744,096	$67,707
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$439,765,668	$2,836,422	$398,459,800	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, premium amortization adjustments, organizational expenses, preferred securities and partnership basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$682,576,549	$179,527,519	$(6,866,215)	$172,661,304
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains, which are subject to annual usage limitations resulting from the merger, are as follows:
Short-Term	Long-Term
$83,643,829	$60,420,163
Please note that the utilization of the capital loss carryforwards is subject to limitations due to prior year merger(s). During the year ended October 31, 2025, the capital loss carryforwards utilized are $17,015,280.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$26,683,646	$—	$—	$—	$24,719,680	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$286,738	$—	$—	$(144,063,992)	$—	$(199,724)	$172,661,304
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Multi-Asset Income
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Multi-Asset Income (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $9,174,023 of qualified dividend income.
For corporate shareholders, 33% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Multi-Asset Income (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders. The Trustees noted that they had previously approved a reduction to the Fund’s management fee schedule, which took effect on August 30, 2024 and was not fully reflected in the comparative data.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Asset Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA MAI 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Multi-Managed Balanced
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 60.9%
Aerospace & Defense - 1.5%
Boeing Co. (A)	5,725	$ 1,150,840
Howmet Aerospace, Inc.	42,493	8,751,433
RTX Corp.	39,431	7,038,433
Textron, Inc.	22,306	1,802,548
TransDigm Group, Inc.	2,963	3,877,115
		22,620,369
Air Freight & Logistics - 0.2%
FedEx Corp.	9,293	2,358,749
Automobile Components - 0.0% *
Aptiv PLC (A)	7,938	643,772
Automobiles - 1.3%
Tesla, Inc. (A)	42,296	19,310,662
Banks - 2.2%
Bank of America Corp.	223,308	11,935,812
Citigroup, Inc.	19,985	2,023,081
Fifth Third Bancorp	64,527	2,685,614
Regions Financial Corp.	53,120	1,285,504
Truist Financial Corp.	47,247	2,108,634
U.S. Bancorp	62,485	2,916,800
Wells Fargo & Co.	114,673	9,973,111
		32,928,556
Beverages - 0.9%
Coca-Cola Co.	47,583	3,278,469
Keurig Dr. Pepper, Inc.	136,321	3,702,478
PepsiCo, Inc.	47,191	6,894,133
		13,875,080
Biotechnology - 1.2%
AbbVie, Inc.	47,468	10,349,923
Neurocrine Biosciences, Inc. (A)	4,947	708,460
Regeneron Pharmaceuticals, Inc.	5,358	3,492,344
Vertex Pharmaceuticals, Inc. (A)	7,064	3,006,226
		17,556,953
Broadline Retail - 2.7%
Amazon.com, Inc. (A)	169,445	41,381,858
Building Products - 0.8%
Carrier Global Corp.	55,988	3,330,726
Masco Corp.	27,637	1,789,772
Trane Technologies PLC	17,103	7,673,261
		12,793,759
Capital Markets - 1.2%
Ameriprise Financial, Inc.	5,180	2,345,349
Charles Schwab Corp.	84,160	7,954,803
CME Group, Inc.	14,593	3,874,296
LPL Financial Holdings, Inc.	1,427	538,421
Raymond James Financial, Inc.	7,776	1,233,818
Robinhood Markets, Inc., Class A (A)	3,408	500,226
State Street Corp.	16,783	1,941,122
		18,388,035
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 0.8%
Ecolab, Inc.	11,701	$ 3,000,136
Linde PLC	13,719	5,738,658
PPG Industries, Inc.	17,947	1,754,319
Sherwin-Williams Co.	3,776	1,302,494
		11,795,607
Communications Equipment - 0.3%
Arista Networks, Inc. (A)	19,968	3,148,754
Motorola Solutions, Inc.	2,676	1,088,356
		4,237,110
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,499	1,532,137
Vulcan Materials Co.	6,675	1,932,412
		3,464,549
Consumer Finance - 0.5%
American Express Co.	10,118	3,649,866
Capital One Financial Corp.	18,794	4,134,492
		7,784,358
Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc.	69,414	7,023,309
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	178,246	4,411,589
Electric Utilities - 1.1%
Entergy Corp.	6,869	660,042
NextEra Energy, Inc.	91,403	7,440,204
NRG Energy, Inc.	3,183	547,030
PG&E Corp.	56,763	905,938
Southern Co.	77,175	7,257,537
		16,810,751
Electrical Equipment - 0.6%
Eaton Corp. PLC	10,100	3,853,756
Emerson Electric Co.	17,101	2,386,787
GE Vernova, Inc.	4,361	2,551,795
		8,792,338
Energy Equipment & Services - 0.2%
Baker Hughes Co.	69,280	3,353,845
Entertainment - 0.9%
Netflix, Inc. (A)	6,714	7,512,026
Walt Disney Co.	46,788	5,269,265
Warner Music Group Corp., Class A	24,869	794,813
		13,576,104
Financial Services - 3.2%
Apollo Global Management, Inc.	23,857	2,965,664
Berkshire Hathaway, Inc., Class B (A)	25,922	12,378,792
Corpay, Inc. (A)	11,350	2,954,972
Fidelity National Information Services, Inc.	51,276	3,205,775
Klarna Group PLC (A)	2,310	86,787
Mastercard, Inc., Class A	25,718	14,196,079
Toast, Inc., Class A (A)	30,336	1,096,343
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	33,513	$ 11,419,219
WEX, Inc. (A)	2,228	325,021
		48,628,652
Food Products - 0.4%
Mondelez International, Inc., Class A	99,353	5,708,823
Ground Transportation - 0.1%
Union Pacific Corp.	8,915	1,964,599
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (A)	20,804	2,095,379
Edwards Lifesciences Corp. (A)	49,721	4,099,496
Medtronic PLC	72,665	6,590,716
Stryker Corp.	16,957	6,040,762
		18,826,353
Health Care Providers & Services - 1.0%
Cigna Group	11,783	2,879,883
HCA Healthcare, Inc.	2,608	1,198,845
Humana, Inc.	9,543	2,654,767
McKesson Corp.	2,122	1,721,664
UnitedHealth Group, Inc.	18,021	6,155,253
		14,610,412
Health Care REITs - 0.5%
Ventas, Inc.	58,456	4,313,468
Welltower, Inc.	16,565	2,998,928
		7,312,396
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	484	2,457,626
Carnival Corp. (A)	93,493	2,695,403
Chipotle Mexican Grill, Inc. (A)	105,372	3,339,239
DoorDash, Inc., Class A (A)	5,486	1,395,474
Expedia Group, Inc.	9,226	2,029,720
Hilton Worldwide Holdings, Inc.	17,695	4,546,907
McDonald's Corp.	24,618	7,346,750
Yum! Brands, Inc.	30,545	4,221,624
		28,032,743
Household Durables - 0.1%
Lennar Corp., Class A	7,960	985,209
Household Products - 0.1%
Church & Dwight Co., Inc.	13,489	1,182,850
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	5,565	1,047,890
Industrial Conglomerates - 0.5%
3M Co.	45,851	7,634,192
Industrial REITs - 0.1%
Prologis, Inc.	17,573	2,180,634
Insurance - 0.8%
Aon PLC, Class A	7,717	2,629,027
Arch Capital Group Ltd.	11,502	992,738
Arthur J Gallagher & Co.	22,517	5,617,766
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	5,869	$ 1,625,361
Progressive Corp.	9,229	1,901,174
		12,766,066
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A	94,286	26,512,280
Alphabet, Inc., Class C	61,917	17,449,449
Meta Platforms, Inc., Class A	40,464	26,234,835
		70,196,564
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	58,068	4,231,996
Life Sciences Tools & Services - 0.4%
Danaher Corp.	28,080	6,047,870
Machinery - 0.7%
Deere & Co.	10,507	4,850,346
Ingersoll Rand, Inc.	17,723	1,352,796
Otis Worldwide Corp.	26,543	2,462,129
PACCAR, Inc.	12,787	1,258,241
		9,923,512
Media - 0.3%
Charter Communications, Inc., Class A (A)	7,462	1,744,914
Comcast Corp., Class A	85,846	2,389,523
Omnicom Group, Inc.	13,789	1,034,451
		5,168,888
Multi-Utilities - 0.3%
Ameren Corp.	12,383	1,263,314
Sempra	29,480	2,710,391
		3,973,705
Oil, Gas & Consumable Fuels - 1.5%
Diamondback Energy, Inc.	14,303	2,048,047
EOG Resources, Inc.	50,363	5,330,420
EQT Corp.	23,242	1,245,306
Exxon Mobil Corp.	118,348	13,534,277
		22,158,050
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	22,488	1,290,361
United Airlines Holdings, Inc. (A)	4,922	462,865
		1,753,226
Personal Care Products - 0.0% *
Kenvue, Inc.	47,788	686,714
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	95,796	4,413,322
Eli Lilly & Co.	10,493	9,053,990
Johnson & Johnson	54,822	10,354,231
Merck & Co., Inc.	14,187	1,219,798
		25,041,341
Professional Services - 0.2%
Leidos Holdings, Inc.	19,490	3,712,260
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	20,354	$ 1,242,612
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (A)	10,096	2,585,788
Analog Devices, Inc.	28,811	6,745,519
Broadcom, Inc.	73,610	27,208,464
Lam Research Corp.	40,635	6,398,387
Micron Technology, Inc.	32,043	7,170,262
NVIDIA Corp.	410,275	83,076,585
NXP Semiconductors NV	22,955	4,800,350
Texas Instruments, Inc.	29,275	4,726,741
		142,712,096
Software - 7.0%
AppLovin Corp., Class A (A)	2,451	1,562,096
Cadence Design Systems, Inc. (A)	7,832	2,652,620
Intuit, Inc.	8,194	5,469,905
Microsoft Corp.	129,306	66,955,940
Oracle Corp.	42,212	11,085,293
Palantir Technologies, Inc., Class A (A)	26,527	5,317,867
Salesforce, Inc.	14,997	3,905,369
ServiceNow, Inc. (A)	9,992	9,185,446
		106,134,536
Specialized REITs - 0.4%
Equinix, Inc.	3,740	3,164,078
SBA Communications Corp.	13,236	2,534,429
		5,698,507
Specialty Retail - 1.1%
AutoZone, Inc. (A)	397	1,458,749
Burlington Stores, Inc. (A)	9,716	2,658,200
Lowe's Cos., Inc.	34,365	8,183,338
Ross Stores, Inc.	28,014	4,451,985
		16,752,272
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	243,674	65,882,139
Seagate Technology Holdings PLC	21,952	5,617,078
Western Digital Corp.	14,792	2,221,906
		73,721,123
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	31,767	2,051,831
Tobacco - 0.3%
Altria Group, Inc.	27,098	1,527,785
Philip Morris International, Inc.	24,869	3,589,343
		5,117,128
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,544	1,345,102
Total Common Stocks (Cost $431,183,475)		921,657,505

	Principal	Value
CORPORATE DEBT SECURITIES - 12.8%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,197,000	$ 974,239
5.81%, 05/01/2050	909,000	902,825
6.53%, 05/01/2034	493,000	545,490
6.86%, 05/01/2054	389,000	442,762
General Electric Co.
4.13%, 10/09/2042	394,000	342,606
4.30%, 07/29/2030	677,000	682,105
4.50%, 03/11/2044	663,000	604,772
5.88%, 01/14/2038	168,000	183,569
HEICO Corp.
5.35%, 08/01/2033	911,000	947,718
		5,626,086
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	553,000	511,533
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	478,000	436,290
		947,823
Automobiles - 0.2%
General Motors Co.
5.35%, 04/15/2028	435,000	445,483
6.25%, 10/02/2043	211,000	215,587
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,400,000	1,447,437
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (B)	863,000	869,078
		2,977,585
Banks - 2.1%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	1,000,000	1,016,035
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	1,529,000	1,599,619
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,622,000	2,736,549
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	302,000	315,581
Barclays PLC
Fixed until 02/25/2035, 5.79% (C), 02/25/2036	331,000	346,170
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,291,000	1,291,000
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,626,000	1,813,273
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	647,000	667,780
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	388,000	412,056
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	$ 1,243,000	$ 1,118,130
Fixed until 10/21/2035, 4.94% (C), 10/21/2036	899,000	894,610
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,099,000	1,298,089
JPMorgan Chase & Co.
Fixed until 10/22/2035, 4.81% (C), 10/22/2036	481,000	479,465
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	2,415,000	2,473,717
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	1,160,000	1,202,763
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	357,000	380,735
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	354,000	373,082
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	927,000	947,191
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	382,000	386,934
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	376,000	407,045
Morgan Stanley
Fixed until 10/22/2035, 4.89% (C), 10/22/2036	532,000	529,074
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	714,000	734,295
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	457,000	475,309
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,123,000	2,214,632
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,373,000	1,453,049
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (C), 07/21/2036	561,000	576,290
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	1,130,000	1,212,554
State Street Corp.
Fixed until 10/23/2035, 4.78% (C), 10/23/2036	482,000	480,044
UBS Group AG
Fixed until 09/23/2030, 4.40% (C), 09/23/2031 (B)	725,000	722,377
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	1,307,000	1,445,346
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	894,000	925,274
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,123,000	1,180,125
		32,108,193
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	$ 931,000	$ 816,752
Constellation Brands, Inc.
4.95%, 11/01/2035	707,000	695,972
		1,512,724
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	420,000	309,734
5.60%, 03/02/2043	532,000	540,061
CSL Finance PLC
4.63%, 04/27/2042 (B)	618,000	566,701
Gilead Sciences, Inc.
5.10%, 06/15/2035	818,000	842,693
Royalty Pharma PLC
2.20%, 09/02/2030	719,000	648,398
5.20%, 09/25/2035	576,000	577,056
		3,484,643
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (B)	200,000	178,043
5.40%, 04/07/2035 (B)	559,000	577,244
Carlisle Cos., Inc.
5.25%, 09/15/2035	368,000	374,383
Owens Corning
4.30%, 07/15/2047	1,086,000	902,907
Vulcan Materials Co.
5.35%, 12/01/2034	792,000	818,987
		2,851,564
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	565,000	574,692
OCP SA
6.75%, 05/02/2034 (B)	482,000	523,456
		1,098,148
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	793,000	767,935
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	1,083,000	1,115,495
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,544,000	1,577,057
GXO Logistics, Inc.
2.65%, 07/15/2031	1,083,000	966,786
6.50%, 05/06/2034	452,000	485,110
Herc Holdings, Inc.
7.00%, 06/15/2030 (B)	542,000	567,300
Quanta Services, Inc.
2.90%, 10/01/2030	842,000	787,462
5.25%, 08/09/2034	49,000	50,415
Veralto Corp.
5.45%, 09/18/2033	879,000	920,762
		7,238,322
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	$ 300,000	$ 265,062
NTT Finance Corp.
4.62%, 07/16/2028 (B)	643,000	650,114
T-Mobile USA, Inc.
3.50%, 04/15/2031	664,000	631,374
3.88%, 04/15/2030	549,000	537,745
4.95%, 11/15/2035	1,252,000	1,243,288
Verizon Communications, Inc.
1.68%, 10/30/2030	1,005,000	885,494
2.99%, 10/30/2056	1,326,000	805,561
		5,018,638
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	566,000	584,718
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	1,030,000	896,921
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,194,000	1,139,388
		2,036,309
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	514,000	548,282
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (B)	508,000	499,778
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	1,042,000	1,041,370
Safehold GL Holdings LLC
6.10%, 04/01/2034	773,000	815,262
SBA Tower Trust
1.63%, 05/15/2051 (B)	1,011,000	982,422
1.88%, 07/15/2050 (B)	746,000	741,989
VICI Properties LP
4.95%, 02/15/2030	1,283,000	1,296,786
Weyerhaeuser Co.
4.00%, 04/15/2030	883,000	870,578
WP Carey, Inc.
5.38%, 06/30/2034	656,000	673,597
		6,921,782
Electric Utilities - 0.6%
Black Hills Corp.
4.55%, 01/31/2031	450,000	449,081
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	920,810	947,329
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	105,000	111,298
CMS Energy Corp.
4.88%, 03/01/2044	123,000	111,833
DTE Electric Co.
4.30%, 07/01/2044	1,263,000	1,097,844
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Corp.
3.75%, 09/01/2046	$ 1,296,000	$ 999,179
4.95%, 09/15/2035	1,331,000	1,323,429
Duke Energy Progress LLC
3.60%, 09/15/2047	1,094,000	834,646
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	163,000	166,273
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	61,000	60,366
Pacific Gas & Electric Co.
2.50%, 02/01/2031	913,000	817,185
Southern Power Co.
4.25%, 10/01/2030	420,000	417,572
4.90%, 10/01/2035	567,000	560,976
Vistra Operations Co. LLC
5.25%, 10/15/2035 (B)	855,000	849,262
6.88%, 04/15/2032 (B)	805,000	845,525
		9,591,798
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	621,000	649,060
Hubbell, Inc.
4.80%, 11/15/2035 (D)	1,065,000	1,060,583
Keysight Technologies, Inc.
4.95%, 10/15/2034	545,000	549,590
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	716,000	690,437
Tyco Electronics Group SA
5.00%, 05/09/2035	1,055,000	1,069,184
		4,018,854
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	966,000	963,737
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,120,413
4.95%, 09/10/2034	600,000	597,314
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	248,000	252,994
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	776,000	809,877
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	986,000	979,736
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (B)	1,301,000	1,348,918
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036 (D)	444,000	440,730
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	1,484,000	1,474,152
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp. (continued)
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	$ 1,275,000	$ 1,335,105
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	222,000	231,360
Citadel Finance LLC
5.90%, 02/10/2030 (B)	1,133,000	1,144,516
LPL Holdings, Inc.
5.70%, 05/20/2027	393,000	400,425
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	701,000	723,084
UWM Holdings LLC
6.25%, 03/15/2031 (B)	752,000	750,647
		11,609,271
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (B)(D)	68,000	68,537
6.25%, 03/15/2033 (B)	132,000	135,687
BAT Capital Corp.
4.63%, 03/22/2033	817,000	807,139
5.63%, 08/15/2035	1,323,000	1,374,348
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,290,000	1,306,999
Cargill, Inc.
5.13%, 02/11/2035 (B)	781,000	803,432
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,105,000	1,127,806
J.M. Smucker Co.
6.50%, 11/15/2043	475,000	516,585
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)	1,394,000	1,412,568
Kroger Co.
5.00%, 09/15/2034	483,000	486,954
Philip Morris International, Inc.
4.63%, 10/29/2035	1,368,000	1,334,116
Pilgrim's Pride Corp.
6.88%, 05/15/2034	697,000	771,721
Sysco Corp.
5.40%, 03/23/2035	549,000	567,962
		10,713,854
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	459,000	472,072
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	577,000	588,762
5.50%, 06/15/2035	515,000	533,724
		1,594,558
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	704,000	647,621
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Group
2.40%, 03/15/2030	$ 601,000	$ 555,780
5.25%, 01/15/2036	946,000	960,885
Elevance Health, Inc.
5.70%, 09/15/2055	628,000	624,717
HCA, Inc.
4.90%, 11/15/2035	1,110,000	1,096,809
6.00%, 04/01/2054	610,000	618,374
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	413,000	407,990
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	426,000	404,909
4.80%, 10/01/2034	1,095,000	1,085,355
UnitedHealth Group, Inc.
5.15%, 07/15/2034	666,000	684,489
		7,086,929
Health Care REITs - 0.1%
Healthpeak OP LLC
4.75%, 01/15/2033	1,349,000	1,341,629
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
5.75%, 08/01/2032 (B)	446,000	458,168
6.13%, 02/15/2033 (B)	843,000	869,276
Hyatt Hotels Corp.
5.25%, 06/30/2029	611,000	628,362
MGM Resorts International
6.13%, 09/15/2029	778,000	792,086
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	903,000	909,120
		3,657,012
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	341,000	337,650
Insurance - 0.7%
Allstate Corp.
5.05%, 06/24/2029	1,297,000	1,334,359
5.25%, 03/30/2033	471,000	488,630
American International Group, Inc.
5.45%, 05/07/2035	401,000	417,114
Aon North America, Inc.
5.45%, 03/01/2034	597,000	622,008
5.75%, 03/01/2054	780,000	787,732
Brown & Brown, Inc.
5.25%, 06/23/2032	289,000	296,001
5.55%, 06/23/2035	1,117,000	1,149,668
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	1,642,000	1,660,737
Corebridge Financial, Inc.
5.75%, 01/15/2034	537,000	562,200
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	382,000	396,696
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	$ 1,000,000	$ 1,048,418
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	943,000	878,440
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	211,000	220,984
RGA Global Funding
5.05%, 12/06/2031 (B)	1,257,000	1,281,282
		11,144,269
Internet & Catalog Retail - 0.2%
AppLovin Corp.
5.50%, 12/01/2034	771,000	791,911
Expedia Group, Inc.
5.40%, 02/15/2035	1,066,000	1,092,901
Meta Platforms, Inc.
4.20%, 11/15/2030 (D)	938,000	937,024
Uber Technologies, Inc.
4.80%, 09/15/2034	501,000	501,092
		3,322,928
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	133,397
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	955,000	939,811
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,246,000	1,232,856
		2,306,064
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	448,000	452,157
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,308,000	1,229,991
Ingersoll Rand, Inc.
5.45%, 06/15/2034	588,000	612,296
		2,294,444
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	451,000	352,939
Comcast Corp.
2.94%, 11/01/2056	767,000	444,430
NBCUniversal Media LLC
4.45%, 01/15/2043	364,000	311,797
		1,109,166
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	1,293,000	1,297,993
ArcelorMittal SA
6.55%, 11/29/2027	1,015,000	1,055,509
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (B)	$ 879,000	$ 789,594
		3,143,096
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	353,000	360,521
Office REITs - 0.0% *
Boston Properties LP
5.75%, 01/15/2035	668,000	683,080
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,304,000	1,376,157
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,025,000	1,044,933
Ecopetrol SA
7.75%, 02/01/2032	711,000	734,687
Enbridge, Inc.
4.90%, 06/20/2030 (E)	722,000	738,648
5.63%, 04/05/2034	851,000	888,178
Energy Transfer LP
5.15%, 02/01/2043	602,000	544,849
5.55%, 02/15/2028	356,000	366,103
5.95%, 10/01/2043	399,000	392,439
EQT Corp.
6.38%, 04/01/2029	253,000	261,436
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	446,000	469,215
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (B)	478,000	489,540
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	430,000	445,567
Occidental Petroleum Corp.
5.20%, 08/01/2029	546,000	557,422
ONEOK, Inc.
6.10%, 11/15/2032	1,033,000	1,105,156
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	393,547
6.84%, 01/23/2030	892,000	915,606
7.69%, 01/23/2050	95,000	86,146
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (B)	1,063,000	1,081,660
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	719,000	719,245
Shell Finance U.S., Inc.
3.75%, 09/12/2046	281,000	223,365
Shell International Finance BV
2.50%, 09/12/2026	571,000	564,709
Sunoco LP
5.63%, 03/15/2031 (B)	177,000	177,114
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,285,000	1,450,011
Western Midstream Operating LP
6.15%, 04/01/2033	727,000	765,975
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 77,000	$ 74,648
		15,866,356
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	561,000	575,170
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	374,861	363,437
Southwest Airlines Co.
4.38%, 11/15/2028 (D)	1,191,000	1,188,212
United Airlines Pass-Through Trust
3.75%, 03/03/2028	370,056	367,742
		1,919,391
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	716,000	713,491
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	294,000	291,853
Cardinal Health, Inc.
5.45%, 02/15/2034	606,000	630,429
CVS Health Corp.
5.45%, 09/15/2035	1,073,000	1,095,636
6.00%, 06/01/2044	699,000	707,995
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,372,000	1,441,534
Merck & Co., Inc.
5.00%, 05/17/2053	332,000	312,451
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	614,000	596,150
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	987,000	1,004,254
Viatris, Inc.
2.30%, 06/22/2027	489,000	470,425
		7,264,218
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	747,000	771,329
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,321,000	1,326,582
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	943,000	817,308
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	987,000	1,019,069
5.90%, 01/25/2033 (B)	998,000	1,050,501
Intel Corp.
4.80%, 10/01/2041	817,000	736,179
Kioxia Holdings Corp.
6.25%, 07/24/2030 (B)	1,567,000	1,617,899
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
5.05%, 03/15/2029	$ 873,000	$ 889,967
Micron Technology, Inc.
5.30%, 01/15/2031	1,132,000	1,170,115
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	268,800
5.25%, 08/19/2035	934,000	942,465
QUALCOMM, Inc.
3.25%, 05/20/2050	390,000	275,737
		8,788,040
Software - 0.3%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	469,000	470,205
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	558,000	567,986
Fiserv, Inc.
5.45%, 03/02/2028	587,000	598,168
Intuit, Inc.
5.50%, 09/15/2053	273,000	274,185
Oracle Corp.
5.88%, 09/26/2045	719,000	692,286
5.95%, 09/26/2055	277,000	262,622
6.90%, 11/09/2052	761,000	811,425
Roper Technologies, Inc.
4.90%, 10/15/2034	679,000	677,621
Synopsys, Inc.
5.15%, 04/01/2035	511,000	519,079
5.70%, 04/01/2055	364,000	367,735
		5,241,312
Specialized REITs - 0.1%
Extra Space Storage LP
5.40%, 06/15/2035	1,101,000	1,126,840
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (B)	1,123,000	1,128,323
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,777,000	1,585,489
United Parcel Service, Inc.
5.25%, 05/14/2035	502,000	520,584
		3,234,396
Total Corporate Debt Securities (Cost $193,776,178)		194,347,311
U.S. GOVERNMENT OBLIGATIONS - 11.2%
U.S. Treasury - 10.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,575,000	1,279,453
1.38%, 11/15/2040	5,138,000	3,384,858
1.88%, 02/15/2051 - 11/15/2051	3,412,000	1,963,647
2.00%, 02/15/2050	5,822,000	3,521,855
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,812,971
2.38%, 05/15/2051	1,958,000	1,273,924
2.50%, 02/15/2045 - 05/15/2046	6,032,900	4,337,507
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,733,333
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.88%, 08/15/2045 - 05/15/2049	$ 5,626,600	$ 4,263,322
3.00%, 08/15/2048 - 08/15/2052	4,133,300	3,104,650
3.13%, 02/15/2042 - 05/15/2048	2,226,600	1,839,239
3.50%, 02/15/2039	807,000	742,629
3.63%, 02/15/2044 - 05/15/2053	4,184,000	3,606,484
3.88%, 02/15/2043	845,000	773,439
4.00%, 11/15/2052	914,000	816,852
4.13%, 08/15/2044 - 08/15/2053	2,174,000	2,005,702
4.25%, 02/15/2054 - 08/15/2054	2,283,600	2,128,870
4.50%, 11/15/2054	2,738,000	2,662,812
4.63%, 05/15/2044 - 02/15/2055	4,724,000	4,703,819
4.75%, 11/15/2043 - 08/15/2055	8,036,900	8,141,755
5.00%, 05/15/2045	1,341,000	1,403,440
5.25%, 02/15/2029	1,554,000	1,635,646
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	14,367,000	12,486,041
1.13%, 10/31/2026	625,000	609,204
1.25%, 11/30/2026 - 08/15/2031	12,812,000	12,144,560
1.38%, 11/15/2031	1,880,000	1,634,572
1.50%, 01/31/2027 - 02/15/2030	3,111,000	2,913,971
1.63%, 05/15/2031	1,110,000	992,366
1.88%, 02/15/2032	5,143,800	4,584,211
2.25%, 11/15/2027	997,500	971,277
2.63%, 01/31/2026 - 02/15/2029	2,974,500	2,947,253
2.75%, 02/15/2028 - 08/15/2032	6,018,000	5,765,620
2.88%, 05/15/2028 - 05/15/2032	5,530,900	5,290,799
3.13%, 08/31/2027 - 11/15/2028	2,197,000	2,176,599
3.50%, 01/31/2028	2,710,000	2,704,495
3.63%, 05/31/2028 - 09/30/2031	6,303,000	6,278,702
3.88%, 11/30/2027 - 04/30/2030	8,134,400	8,190,892
4.00%, 01/15/2027 - 05/31/2030	10,031,000	10,139,562
4.13%, 09/30/2027 - 11/15/2032	8,269,200	8,388,867
4.25%, 11/30/2026 - 08/15/2035	5,962,400	6,006,824
4.50%, 05/31/2029	4,353,000	4,477,299
4.63%, 04/30/2029 - 02/15/2035	1,205,900	1,248,848
		158,088,169
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,736,488	2,218,048
2.50%, 01/15/2029	5,770,671	6,000,118
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,191,551	3,028,302
		11,246,468
Total U.S. Government Obligations (Cost $176,001,274)		169,334,637
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	63,497	64,479
5.50%, 06/01/2041 - 07/01/2053	2,945,457	2,984,160
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	$ 2,547,000	$ 2,268,349
3.19%, 07/25/2027	700,000	691,317
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	38,068	37,693
4.00%, 04/01/2026 - 06/01/2042	23,684	23,196
4.50%, 06/01/2026 - 08/01/2052	1,746,736	1,710,420
5.00%, 04/01/2039 - 02/01/2054	8,577,375	8,588,068
5.50%, 10/01/2036 - 03/01/2053	1,975,917	2,013,948
6.00%, 08/01/2036 - 06/01/2054	2,824,844	2,908,501
6.50%, 05/01/2040	34,530	36,632
1-Year RFUCC Treasury + 1.52%,
6.39% (C), 02/01/2043	6,328	6,424
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	178,276	2,667
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	869,510
Uniform Mortgage-Backed Security, TBA
2.00%, 11/01/2040 - 11/01/2055 (D)	12,016,000	10,041,012
2.50%, 11/01/2040 - 11/01/2055 (D)	29,553,000	25,255,109
3.00%, 11/01/2040 - 11/01/2055 (D)	21,704,000	19,353,974
3.50%, 11/01/2040 - 11/01/2055 (D)	11,482,000	10,716,349
4.00%, 11/01/2055 (D)	12,340,000	11,707,050
4.50%, 11/01/2055 (D)	12,009,000	11,704,229
5.00%, 11/01/2055 (D)	8,714,000	8,669,445
5.50%, 11/01/2054 (D)	15,074,000	15,229,212
6.00%, 11/01/2054 (D)	9,142,000	9,348,216
Total U.S. Government Agency Obligations (Cost $144,397,589)		144,229,960
MORTGAGE-BACKED SECURITIES - 2.3%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (B)	976,363	984,415
Bank5
Series 2024-5YR8, Class A3, 5.88% , 08/15/2057	1,900,000	1,992,374
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	501,396	506,416
Series 2024-NQM7, Class A1, 5.55% (C), 10/27/2064 (B)	2,405,512	2,419,485
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,106,137	1,002,478
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	60,449	59,535
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	490,877	495,447
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (B)(D)	1,750,000	1,749,998
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	$ 1,093,174	$ 931,739
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,499,636	1,364,879
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (B)	1,500,000	1,494,386
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (B)	1,700,000	1,759,992
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13% , 09/10/2039 (B)	1,300,000	1,241,653
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	28,264	27,913
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	55,040	52,878
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	27,645	26,928
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	69,648	66,835
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	53,963	51,935
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	113,377	110,424
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	74,837	72,752
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	84,197	80,008
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	102,092	98,263
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	225,072	219,585
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	524,248	509,835
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	325,112	315,201
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	246,932	238,250
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	120,242	117,670
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	172,473	167,617
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	615,772	579,311
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	523,120	498,849
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	463,851	465,096
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	612,329	619,064
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	699,707	706,350
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	643,476	653,775
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	$ 1,016,626	$ 1,029,127
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (B)	1,646,745	1,646,365
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	1,011,762	1,019,588
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (C), 11/25/2055 (B)	1,559,000	1,563,506
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	182,655	178,879
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	82,912	81,645
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	62,144	61,652
Series 2018-3, Class A1, 3.75% (C), 05/25/2058 (B)	345,847	340,026
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	931,674	886,329
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,183,379	1,153,377
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (B)	880,492	846,721
Series 2020-4, Class A1, 1.75% , 10/25/2060 (B)	1,564,140	1,428,921
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,260,903	1,189,530
Series 2022-4, Class A1, 3.75% , 09/25/2062 (B)	618,669	595,351
Series 2023-1, Class A1, 3.75% , 01/25/2063 (B)	1,612,915	1,566,048
Total Mortgage-Backed Securities (Cost $35,936,488)		35,268,401
ASSET-BACKED SECURITIES - 1.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	59,570	59,887
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	109,539	102,383
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	433,333	431,550
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	930,000	958,710
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (B)	2,080,000	2,080,191
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	449,847	458,327
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	1,000,014
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.15% (C), 10/18/2030 (B)	$ 853,498	$ 855,029
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,200,000	1,205,234
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,019,087
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	890,000	904,716
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	328,979	336,063
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	211,859	215,257
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	198,776	202,797
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	1,977,789	1,997,776
Series 2025-2A, Class A, 4.54%, 05/25/2044 (B)	1,213,250	1,216,432
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	820,889	835,341
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.35% (C), 10/20/2034 (B)	1,600,000	1,602,522
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	79,954	79,326
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	497,420	463,400
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	169,268	162,526
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	362,125	365,647
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,435,000	1,455,689
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,150,000	1,175,709
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	173,729	172,835
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	420,909	426,215
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	441,523	452,957
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	507,391	524,797
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	472,569	479,135
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	$ 932,906	$ 937,967
Series 2025-2A, Class A, 4.72%, 04/20/2044 (B)	419,360	420,748
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (B)	1,635,000	1,645,135
Total Asset-Backed Securities (Cost $24,029,225)		24,243,402
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	808,000	860,730
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,125,000	1,186,200
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,113,051
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	315,000	308,621
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	547,466
Total Foreign Government Obligations (Cost $3,922,900)		4,016,068
COMMERCIAL PAPER - 6.5%
Banks - 1.6%
DBS Bank Ltd.
4.30% (F), 12/05/2025 (B)	6,000,000	5,977,114
DNB Bank ASA
3.90% (F), 01/29/2026 (B)	4,500,000	4,456,553
4.13% (F), 12/11/2025 (B)	3,400,000	3,385,059
Lloyds Bank PLC
4.49% (F), 12/15/2025	4,500,000	4,477,725
Toronto-Dominion Bank
4.21% (F), 12/19/2025 (B)	5,500,000	5,469,910
		23,766,361
Capital Markets - 0.5%
Lexington Parker Capital Co. LLC
4.41% (F), 11/21/2025 (B)	5,500,000	5,487,264
Verto Capital I Compartment A
4.39% (F), 12/03/2025 (B)	2,500,000	2,490,788
		7,978,052
Financial Services - 4.4%
Anglesea Funding LLC
4.38% (F), 11/07/2025 (B)	1,750,000	1,748,639
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Atlantic Asset Securitization LLC
4.06% (F), 01/23/2026 (B)	$ 2,000,000	$ 1,981,557
Barton Capital SA
4.34% (F), 12/08/2025 (B)	2,025,000	2,016,557
Bedford Row Funding Corp.
3.97% (F), 01/26/2026 (B)	6,000,000	5,942,870
Britannia Funding Co. LLC
4.16% (F), 01/08/2026 (B)	4,800,000	4,763,476
Concord Minutemen Capital Co. LLC
4.36% (F), 12/03/2025 (B)	5,500,000	5,479,833
CRC Funding LLC
4.19% (F), 12/18/2025 (B)	1,800,000	1,790,520
Endeavour Funding Co. LLC
4.15% (F), 01/16/2026 (B)	2,300,000	2,280,470
Glencove Funding LLC
4.32% (F), 12/01/2025 (B)	4,000,000	3,986,394
Liberty Street Funding LLC
4.32% (F), 12/02/2025 (B)	5,500,000	5,480,689
LMA-Americas LLC
4.08% (F), 02/05/2026 (B)	4,000,000	3,957,327
Mainbeach Funding LLC
4.38% (F), 12/02/2025 (B)	5,500,000	5,480,585
Manhattan Asset Funding Co. LLC
4.51% (F), 12/11/2025 (B)	1,125,000	1,119,939
Mont Blanc Capital Corp.
4.39% (F), 11/17/2025 (B)	5,710,000	5,699,273
MUFG Securities Canada Ltd.
4.31% (F), 01/22/2026 (B)	3,600,000	3,566,786
Ranger Funding Co. LLC
4.14% (F), 03/12/2026 (B)	5,500,000	5,420,019
Versailles Commercial Paper LLC
4.14% (F), 12/15/2025	4,000,000	3,980,250
Verto Capital I Compartment A
4.10% (F), 01/30/2026 (B)	2,500,000	2,474,722
		67,169,906
Total Commercial Paper (Cost $98,908,796)		98,914,319
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bills
3.94% (F), 01/08/2026	$ 9,000,000	$ 8,937,589
4.11% (F), 11/28/2025	4,210,000	4,198,703
4.27% (F), 01/15/2026	12,895,000	12,796,489
Total Short-Term U.S. Government Obligations (Cost $25,923,087)		25,932,781

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (F)	106,250	106,250
Total Other Investment Company (Cost $106,250)		106,250

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.50% (F), dated 10/31/2025, to be repurchased at $18,837,080 on 11/03/2025. Collateralized by a U.S. Government Obligation, 4.13%, due 10/31/2026, and with a value of $19,211,572.	$ 18,834,725	18,834,725
Total Repurchase Agreement (Cost $18,834,725)		18,834,725
Total Investments (Cost $1,153,019,987)		1,636,885,359
Net Other Assets (Liabilities) - (8.1)%		(122,374,178)
Net Assets - 100.0%		$ 1,514,511,181
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	33	12/19/2025	$11,087,001	$11,342,100	$255,099	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$921,657,505	$—	$—	$921,657,505
Corporate Debt Securities	—	194,347,311	—	194,347,311
U.S. Government Obligations	—	169,334,637	—	169,334,637
U.S. Government Agency Obligations	—	144,229,960	—	144,229,960
Mortgage-Backed Securities	—	35,268,401	—	35,268,401
Asset-Backed Securities	—	24,243,402	—	24,243,402
Foreign Government Obligations	—	4,016,068	—	4,016,068
Commercial Paper	—	98,914,319	—	98,914,319
Short-Term U.S. Government Obligations	—	25,932,781	—	25,932,781
Other Investment Company	106,250	—	—	106,250
Repurchase Agreement	—	18,834,725	—	18,834,725
Total Investments	$921,763,755	$715,121,604	$—	$1,636,885,359
Other Financial Instruments
Futures Contracts (H)	$255,099	$—	$—	$255,099
Total Other Financial Instruments	$255,099	$—	$—	$255,099
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $198,349,262, representing 13.1% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after October 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $104,034, collateralized by cash collateral of $106,250. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at October 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $1,134,185,262) (including securities loaned of $104,034)	$1,618,050,634
Repurchase agreement, at value (cost $18,834,725)	18,834,725
Cash	3,000
Cash collateral pledged at broker for:
Futures contracts	882,000
Receivables and other assets:
Investments sold	2,842,749
When-issued, delayed-delivery, forward and TBA commitments sold	2,843,827
Net income from securities lending	157
Shares of beneficial interest sold	2,076,361
Dividends	323,696
Interest	4,382,258
Variation margin receivable on futures contracts	30,132
Total assets	1,650,269,539
Liabilities:
Cash collateral received upon return of:
Securities on loan	106,250
Cash collateral at broker for:
TBA commitments	691,794
Payables and other liabilities:
Investments purchased	2,921,050
When-issued, delayed-delivery, forward and TBA commitments purchased	130,326,819
Shares of beneficial interest redeemed	441,038
Investment management fees	747,838
Distribution and service fees	309,261
Transfer agent fees	98,142
Trustee and CCO fees	509
Audit and tax fees	26,326
Custody fees	24,873
Legal fees	16,879
Printing and shareholder reports fees	16,253
Registration fees	4,199
Other accrued expenses	27,127
Total liabilities	135,758,358
Net assets	$1,514,511,181
Net assets consist of:
Paid-in capital	$966,478,609
Total distributable earnings (accumulated losses)	548,032,572
Net assets	$1,514,511,181
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$848,234,707
Class C	151,845,261
Class I	485,116,480
Class R	2,868,167
Class R6	26,446,566
Shares outstanding (unlimited shares, no par value):
Class A	22,582,011
Class C	4,155,496
Class I	12,829,559
Class R	76,381
Class R6	699,155
Net asset value per share: (A)
Class A	$37.56
Class C	36.54
Class I	37.81
Class R	37.55
Class R6	37.83
Maximum offering price per share: (B)
Class A	$39.75

(A)
Net asset value per share for Class C, I, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$10,404,602
Interest income	24,546,500
Net income from securities lending	7,080
Withholding taxes on foreign income	(15,215)
Total investment income	34,942,967
Expenses:
Investment management fees	8,247,158
Distribution and service fees:
Class A	1,947,933
Class C	1,510,475
Class R	12,554
Transfer agent fees:
Class A	502,749
Class C	110,808
Class I	461,366
Class R	4,704
Class R6	1,905
Trustee and CCO fees	59,914
Audit and tax fees	53,532
Custody fees	157,398
Legal fees	104,154
Printing and shareholder reports fees	93,348
Registration fees	118,303
Other	100,076
Total expenses before waiver and/or reimbursement and recapture	13,486,377
Expenses waived and/or reimbursed:
Class R	(2,875)
Recapture of previously waived and/or reimbursed fees:
Class R	24
Net expenses	13,483,526
Net investment income (loss)	21,459,441
Net realized gain (loss) on:
Investments	64,303,122
Futures contracts	1,236,239
Net realized gain (loss)	65,539,361
Net change in unrealized appreciation (depreciation) on:
Investments	91,690,388
Futures contracts	276,564
Net change in unrealized appreciation (depreciation)	91,966,952
Net realized and change in unrealized gain (loss)	157,506,313
Net increase (decrease) in net assets resulting from operations	$178,965,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$21,459,441	$19,643,058
Net realized gain (loss)	65,539,361	83,571,200
Net change in unrealized appreciation (depreciation)	91,966,952	174,146,040
Net increase (decrease) in net assets resulting from operations	178,965,754	277,360,298
Dividends and/or distributions to shareholders:
Class A	(57,031,719)	(27,403,348)
Class C	(10,578,591)	(5,402,260)
Class I	(32,949,675)	(15,210,615)
Class R	(159,309)	(54,467)
Class R6	(2,481,137)	(1,443,516)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(103,200,431)	(49,514,206)
Capital share transactions:
Proceeds from shares sold:
Class A	343,136,081	51,685,125
Class C	23,407,433	21,400,133
Class I	108,015,578	122,584,361
Class R	1,779,176	1,069,985
Class R6	8,743,878	6,314,052
	485,082,146	203,053,656
Dividends and/or distributions reinvested:
Class A	55,759,981	26,800,651
Class C	10,243,058	5,206,284
Class I	29,919,245	13,757,601
Class R	159,309	54,430
Class R6	2,273,058	1,353,229
	98,354,651	47,172,195
Cost of shares redeemed:
Class A	(334,092,006)	(92,768,299)
Class C	(24,058,281)	(23,127,450)
Class I	(96,965,896)	(73,029,863)
Class R	(1,166,119)	(279,070)
Class R6	(21,422,103)	(5,512,387)
	(477,704,405)	(194,717,069)
Automatic conversions:
Class A	20,260,310	19,529,728
Class C	(20,260,310)	(19,529,728)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	105,732,392	55,508,782
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,868 (A)
Class C	—	194 (A)
	—	2,062
Net increase (decrease) in net assets	181,497,715	283,356,936
Net assets:
Beginning of year	1,333,013,466	1,049,656,530
End of year	$1,514,511,181	$1,333,013,466
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	9,536,379	1,521,934
Class C	684,867	646,683
Class I	3,049,898	3,638,890
Class R	50,199	32,204
Class R6	240,577	188,310
	13,561,920	6,028,021
Shares reinvested:
Class A	1,626,629	819,840
Class C	307,415	164,789
Class I	867,199	416,707
Class R	4,642	1,662
Class R6	65,955	41,022
	2,871,840	1,444,020
Shares redeemed:
Class A	(9,314,289)	(2,759,719)
Class C	(706,412)	(709,183)
Class I	(2,763,433)	(2,163,342)
Class R	(32,197)	(8,176)
Class R6	(615,387)	(162,781)
	(13,431,718)	(5,803,201)
Automatic conversions:
Class A	579,728	573,229
Class C	(595,856)	(588,135)
	(16,128)	(14,906)
Net increase (decrease) in shares outstanding:
Class A	2,428,447	155,284
Class C	(309,986)	(485,846)
Class I	1,153,664	1,892,255
Class R	22,644	25,690
Class R6	(308,855)	66,551
	2,985,914	1,653,934

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$35.72	$29.45	$28.49	$36.04	$30.23
Investment operations:
Net investment income (loss) (A)	0.54	0.54	0.45	0.29	0.22
Net realized and unrealized gain (loss)	3.96	7.10	1.52	(5.41)	7.06
Total investment operations	4.50	7.64	1.97	(5.12)	7.28
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.54)	(0.54)	(0.45)	(0.27)	(0.22)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(2.66)	(1.37)	(1.01)	(2.43)	(1.47)
Net asset value, end of year	$37.56	$35.72	$29.45	$28.49	$36.04
Total return (E)	13.41%	26.46%(C)	7.02%	(15.21)%(D)	24.80%
Ratio and supplemental data:
Net assets end of year (000’s)	$848,235	$719,818	$588,884	$578,116	$725,936
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%	0.96%	0.98%	0.96%	0.94%
Including waiver and/or reimbursement and recapture	0.95%	0.96%	0.98%(F)	0.96%(F)	0.94%
Net investment income (loss) to average net assets	1.54%	1.61%	1.51%	0.90%	0.65%
Portfolio turnover rate (G)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 148%, 137%, 133%, 128% and 121%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$34.81	$28.74	$27.82	$35.25	$29.62
Investment operations:
Net investment income (loss) (A)	0.27	0.28	0.22	0.04	(0.03)
Net realized and unrealized gain (loss)	3.86	6.92	1.48	(5.27)	6.92
Total investment operations	4.13	7.20	1.70	(5.23)	6.89
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.30)	(0.22)	(0.04)	(0.01)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(2.40)	(1.13)	(0.78)	(2.20)	(1.26)
Net asset value, end of year	$36.54	$34.81	$28.74	$27.82	$35.25
Total return (E)	12.58%	25.49%(C)	6.21%	(15.84)%(D)	23.88%
Ratio and supplemental data:
Net assets end of year (000’s)	$151,845	$155,455	$142,279	$168,320	$236,477
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.71%	1.71%	1.73%	1.71%	1.69%
Including waiver and/or reimbursement and recapture	1.71%	1.71%	1.73%(F)	1.71%(F)	1.69%
Net investment income (loss) to average net assets	0.79%	0.86%	0.75%	0.14%	(0.10)%
Portfolio turnover rate (G)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 148%, 137%, 133%, 128% and 121%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$35.94	$29.62	$28.65	$36.24	$30.39
Investment operations:
Net investment income (loss) (A)	0.62	0.62	0.52	0.36	0.29
Net realized and unrealized gain (loss)	3.99	7.15	1.52	(5.45)	7.10
Total investment operations	4.61	7.77	2.04	(5.09)	7.39
Contributions from affiliate	—	—	—	0.04 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.62)	(0.62)	(0.51)	(0.38)	(0.29)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(2.74)	(1.45)	(1.07)	(2.54)	(1.54)
Net asset value, end of year	$37.81	$35.94	$29.62	$28.65	$36.24
Total return	13.65%	26.74%	7.25%	(14.93)%(B)	25.06%
Ratio and supplemental data:
Net assets end of year (000’s)	$485,116	$419,585	$289,776	$325,378	$401,468
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%	0.74%	0.76%	0.74%	0.73%
Including waiver and/or reimbursement and recapture	0.74%	0.74%	0.76%	0.74%	0.73%
Net investment income (loss) to average net assets	1.75%	1.82%	1.73%	1.12%	0.85%
Portfolio turnover rate (C)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 148%, 137%, 133%, 128% and 121%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$35.71	$29.46	$28.53	$32.40
Investment operations:
Net investment income (loss) (B)	0.45	0.46	0.40	0.16
Net realized and unrealized gain (loss)	3.97	7.10	1.52	(3.88)
Total investment operations	4.42	7.56	1.92	(3.72)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.46)	(0.48)	(0.43)	(0.15)
Net realized gains	(2.12)	(0.83)	(0.56)	—
Total dividends and/or distributions to shareholders	(2.58)	(1.31)	(0.99)	(0.15)
Net asset value, end of year	$37.55	$35.71	$29.46	$28.53
Total return	13.14%	26.15%	6.83%	(11.47)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$2,868	$1,919	$826	$113
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32%	1.30%	1.16%	1.29%(D)
Including waiver and/or reimbursement and recapture	1.21%	1.20%	1.16%(E)	1.03%(D)
Net investment income (loss) to average net assets	1.28%	1.36%	1.34%	0.81%(D)
Portfolio turnover rate (F)	50%	41%	33%	34%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 148%, 137%, 133% and 128%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023 and October 31, 2022, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$35.95	$29.63	$28.66	$36.25	$30.39
Investment operations:
Net investment income (loss) (A)	0.66	0.65	0.55	0.39	0.32
Net realized and unrealized gain (loss)	3.99	7.15	1.52	(5.45)	7.12
Total investment operations	4.65	7.80	2.07	(5.06)	7.44
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.65)	(0.65)	(0.54)	(0.37)	(0.33)
Net realized gains	(2.12)	(0.83)	(0.56)	(2.16)	(1.25)
Total dividends and/or distributions to shareholders	(2.77)	(1.48)	(1.10)	(2.53)	(1.58)
Net asset value, end of year	$37.83	$35.95	$29.63	$28.66	$36.25
Total return	13.78%	26.85%	7.35%	(14.96)%	25.22%
Ratio and supplemental data:
Net assets end of year (000’s)	$26,447	$36,236	$27,892	$23,982	$30,794
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64%	0.65%	0.66%	0.64%	0.63%
Including waiver and/or reimbursement and recapture	0.64%	0.65%	0.66%	0.64%	0.63%
Net investment income (loss) to average net assets	1.86%	1.92%	1.83%	1.22%	0.95%
Portfolio turnover rate (B)	50%	41%	33%	34%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 148%, 137%, 133%, 128% and 121%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Managed Balanced (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $6,545.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
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Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at October 31, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$106,250	$—	$—	$—	$106,250
Total Borrowings	$106,250	$—	$—	$—	$106,250
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$255,099	$—	$—	$255,099
Total	$—	$—	$255,099	$—	$—	$255,099

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,236,239	$—	$—	$1,236,239
Total	$—	$—	$1,236,239	$—	$—	$1,236,239

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$276,564	$—	$—	$276,564
Total	$—	$—	$276,564	$—	$—	$276,564
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$11,767,554
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$20,142,999	1.33%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.02%	March 1, 2026
Class C	1.78	March 1, 2026
Class I	0.79	March 1, 2026
Class R	1.21	March 1, 2026
Class R6	0.70	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2023	2024	2025	Total
Class R	$—	$1,542	$2,875	$4,417
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$463,457	$7,900
Class C	—	13,266
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,059,372	$94,209
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$458,060,274	$190,560,761	$457,894,241	$174,113,489
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, corporate action adjustments, premium amortization adjustments, non-real estate investment trust adjustments and futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,158,069,278	$499,837,313	$(21,021,232)	$478,816,081
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$33,697,337	$—	$69,503,094	$—	$19,710,750	$—	$29,803,456	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$2,570,650	$—	$66,645,841	$—	$—	$—	$478,816,081
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Multi-Managed Balanced
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Multi-Managed Balanced (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $10,119,506 of qualified dividend income.
For corporate shareholders, 38% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $69,503,094 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management- Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Multi-Managed Balanced (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and each of Aegon USA Investment Management, LLC and J.P. Morgan Investment Management Inc. (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at Aegon USA Investment Management, LLC (“AUIM”). The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Multi-Managed Balanced

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
With respect to J.P. Morgan Investment Management Inc. (“J.P. Morgan”), the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Fund. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Fund. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services.The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Fund. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA MMB 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Short-Term Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Principal	Value
CORPORATE DEBT SECURITIES - 70.0%
Aerospace & Defense - 2.6%
BAE Systems PLC
3.40%, 04/15/2030 (A)	$ 12,270,000	$ 11,844,513
Boeing Co.
2.25%, 06/15/2026	13,391,000	13,215,900
3.20%, 03/01/2029	13,721,000	13,249,135
6.26%, 05/01/2027	6,919,000	7,109,813
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,316,881
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,414,335
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,592,430
5.75%, 11/08/2026	6,927,000	7,038,860
		93,781,867
Automobiles - 2.2%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	7,434,066
6.95%, 03/06/2026	11,000,000	11,064,685
7.35%, 11/04/2027	7,452,000	7,782,100
General Motors Co.
5.35%, 04/15/2028	9,301,000	9,525,136
General Motors Financial Co., Inc.
4.20%, 10/27/2028	3,467,000	3,458,571
Hyundai Capital America
4.90%, 06/23/2028 (A)	9,497,000	9,630,309
5.95%, 09/21/2026 (A)	14,623,000	14,826,351
Toyota Motor Credit Corp.
4.55%, 08/07/2026	6,975,000	7,003,780
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (A)	7,550,000	7,565,285
		78,290,283
Banks - 19.6%
ABN AMRO Bank NV
4.20%, 07/07/2028 (A)	17,000,000	17,058,126
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (A)	16,839,000	16,850,922
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,990,188
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,925,071
Bank of America Corp.
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	25,894,000	25,975,234
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	15,950,000	16,646,816
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,198,867
Bank of New York Mellon
Fixed until 04/20/2028, 4.73% (B), 04/20/2029	9,575,000	9,730,264
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,442,125
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	$ 15,000,000	$ 15,314,235
Barclays PLC
Fixed until 11/11/2028, 4.48% (B), 11/11/2029	15,945,000	15,972,042
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	25,592,000
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,391,844
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	10,000,000	10,081,441
5.93%, 10/02/2026	8,912,000	9,068,710
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	26,551,520
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,311,438
Credit Agricole SA
Fixed until 09/11/2027, 4.63% (B), 09/11/2028 (A)	12,832,000	12,902,021
Goldman Sachs Group, Inc.
Fixed until 10/21/2028, 4.15% (B), 10/21/2029	17,952,000	17,898,877
Fixed until 08/23/2027, 4.48% (B), 08/23/2028	8,243,000	8,285,468
Fixed until 04/23/2027, 4.94% (B), 04/23/2028	9,028,000	9,125,467
HSBC Holdings PLC
Fixed until 03/03/2028, 4.90% (B), 03/03/2029	9,774,000	9,908,470
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,358,000
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,099,172
Intesa Sanpaolo SpA
3.88%, 01/12/2028 (A)	1,714,000	1,695,555
4.00%, 09/23/2029 (A)	7,550,000	7,421,804
7.00%, 11/21/2025 (A)	3,738,000	3,742,636
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,142,438
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	20,422,239
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,674,339
Lloyds Banking Group PLC
Fixed until 06/13/2028, 4.82% (B), 06/13/2029	10,412,000	10,558,770
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	12,065,906
Manufacturers & Traders Trust Co.
Fixed until 07/06/2027, 4.76% (B), 07/06/2028	16,000,000	16,146,768
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 10/18/2028, 4.13% (B), 10/18/2029	$ 19,932,000	$ 19,885,429
Morgan Stanley Private Bank NA
Fixed until 07/06/2027, 4.47% (B), 07/06/2028	17,200,000	17,285,981
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	14,166,775
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	10,936,180
PNC Financial Services Group, Inc.
Fixed until 06/12/2028, 5.58% (B), 06/12/2029	10,461,000	10,825,153
Royal Bank of Canada
Fixed until 11/03/2027, 4.00% (B), 11/03/2028 (C)	10,000,000	9,976,087
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	12,069,374
Santander U.K. Group Holdings PLC
Fixed until 09/22/2028, 4.32% (B), 09/22/2029	22,149,000	22,104,203
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,010,944
State Street Corp.
Fixed until 04/24/2027, 4.54% (B), 04/24/2028	4,860,000	4,895,870
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 5.16% (B), 01/14/2027	1,445,000	1,452,673
Svenska Handelsbanken AB
5.50%, 06/15/2028 (A)	15,000,000	15,510,403
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,551,044
Truist Bank
Fixed until 05/20/2026, 4.67% (B), 05/20/2027	20,000,000	20,042,117
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	10,072,005
U.S. Bank NA
Fixed until 05/14/2027, 4.73% (B), 05/15/2028	23,038,000	23,236,421
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	16,174,961
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,938,714
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,724,583
		708,407,690
Biotechnology - 1.2%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	19,060,723
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,560,351
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Royalty Pharma PLC
5.15%, 09/02/2029	$ 18,482,000	$ 18,955,256
		44,576,330
Building Products - 0.2%
Amrize Finance U.S. LLC
4.95%, 04/07/2030 (A)	6,418,000	6,570,200
Capital Markets - 0.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	11,104,080
Chemicals - 0.9%
Celanese U.S. Holdings LLC
6.85%, 11/15/2028	12,383,000	12,826,547
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,358,639
		31,185,186
Commercial Services & Supplies - 3.2%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	7,042,371
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	11,964,000	12,183,583
6.27%, 06/26/2026 (A)	14,091,000	14,246,544
ERAC USA Finance LLC
4.60%, 05/01/2028 (A)	20,029,000	20,289,467
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	27,466,517
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	15,047,467
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,709,459
		115,985,408
Communications Equipment - 1.6%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	11,130,359
4.25%, 03/01/2027	10,482,000	10,492,538
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,061,429
4.62%, 07/16/2028 (A)	3,998,000	4,042,233
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,729,743
Verizon Communications, Inc.
2.10%, 03/22/2028	16,545,000	15,806,290
		56,262,592
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028 (A)	14,949,000	14,953,165
Lowe's Cos., Inc.
4.00%, 10/15/2028	14,949,000	14,916,126
		29,869,291
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	$ 4,046,000	$ 4,021,841
4.88%, 07/15/2026 (A)	3,765,000	3,765,364
		7,787,205
Diversified REITs - 0.7%
Equinix, Inc.
2.00%, 05/15/2028	9,597,000	9,091,632
VICI Properties LP
4.75%, 04/01/2028	9,067,000	9,153,920
Weyerhaeuser Co.
4.75%, 05/15/2026	5,952,000	5,970,344
		24,215,896
Electric Utilities - 5.2%
Calpine Corp.
5.13%, 03/15/2028 (A)	9,946,000	9,944,907
DTE Energy Co.
4.95%, 07/01/2027	9,432,000	9,546,027
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,580,254
5.00%, 12/08/2027	13,791,000	14,026,847
Edison International
5.75%, 06/15/2027 (D)	17,373,000	17,576,600
ENEL Finance International NV
4.13%, 09/30/2028 (A)	15,556,000	15,511,651
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	16,705,000	16,852,118
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,978,944
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,764,242
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	7,688,000	7,771,017
4.90%, 02/28/2028	10,919,000	11,108,732
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,891,618
Southern Co.
4.85%, 06/15/2028	14,878,000	15,143,985
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	9,841,000	9,803,887
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,090,867
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,465,668
		189,057,364
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,919,076
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	10,115,035
Keysight Technologies, Inc.
4.60%, 04/06/2027	21,884,000	21,981,219
		39,015,330
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	$ 8,703,000	$ 8,959,627
Air Lease Corp.
5.10%, 03/01/2029	17,399,000	17,642,542
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	3,618,000	3,690,854
5.75%, 11/20/2025	7,384,000	7,382,565
American Express Co.
3-Month SOFR Index + 0.65%, 4.95% (B), 11/04/2026	1,210,000	1,214,893
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,237,187
Aviation Capital Group LLC
1.95%, 01/30/2026 - 09/20/2026 (A)	21,442,000	21,016,451
5.38%, 07/15/2029 (A)	5,153,000	5,271,367
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	1,986,000	1,971,508
6.38%, 05/04/2028 (A)	15,415,000	16,058,980
Brookfield Finance, Inc.
4.25%, 06/02/2026	19,692,000	19,686,003
Capital One Financial Corp.
3.75%, 03/09/2027	16,143,000	16,058,717
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	9,916,000	10,011,198
Charles Schwab Corp.
5.88%, 08/24/2026	20,867,000	21,141,502
Citadel Finance LLC
5.90%, 02/10/2030 (A)	6,933,000	7,003,470
Lazard Group LLC
4.50%, 09/19/2028	16,536,000	16,615,038
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	6,469,000	6,448,181
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	4,351,000	4,488,070
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	14,946,000	14,945,743
UWM Holdings LLC
6.25%, 03/15/2031 (A)	10,551,000	10,532,019
		228,375,915
Food Products - 2.7%
Altria Group, Inc.
4.88%, 02/04/2028	9,983,000	10,143,169
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026	11,600,000	11,481,338
Campbell's Co.
5.30%, 03/20/2026	3,895,000	3,909,267
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,976,964
Imperial Brands Finance PLC
4.50%, 06/30/2028 (A)	9,450,000	9,514,233
J.M. Smucker Co.
5.90%, 11/15/2028	10,960,000	11,487,664
Mars, Inc.
4.45%, 03/01/2027 (A)	9,778,000	9,841,174
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Philip Morris International, Inc.
3.88%, 10/27/2028	$ 15,000,000	$ 14,919,450
4.38%, 11/01/2027	17,972,000	18,096,281
		96,369,540
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	14,041,804
Health Care Equipment & Supplies - 0.4%
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	14,726,000	14,818,905
Health Care Providers & Services - 1.0%
Centene Corp.
2.45%, 07/15/2028	14,978,000	13,963,491
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,763,499
HCA, Inc.
5.00%, 03/01/2028	6,974,000	7,103,311
		35,830,301
Health Care REITs - 0.6%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,991,324
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,833,373
3.85%, 04/01/2027	750,000	746,473
		23,571,170
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.13%, 05/01/2029 (A)	4,900,000	4,960,577
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	10,071,974
		15,032,551
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	2,136,000	2,115,017
Insurance - 3.9%
Aon Corp.
4.50%, 12/15/2028	11,385,000	11,510,829
Arthur J Gallagher & Co.
4.60%, 12/15/2027	9,758,000	9,849,013
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,478,422
Brown & Brown, Inc.
4.70%, 06/23/2028	4,982,000	5,026,051
Corebridge Global Funding
4.65%, 08/20/2027 (A)	11,884,000	11,998,413
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	14,162,810
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	2,620,000	2,720,798
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Guardian Life Global Funding
4.33%, 10/06/2030 (A)	$ 14,990,000	$ 14,997,851
5.55%, 10/28/2027 (A)	5,000,000	5,149,273
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,942,369
New York Life Global Funding
3.90%, 10/01/2027 (A)	9,983,000	9,983,768
4.40%, 04/25/2028 (A)	11,264,000	11,379,581
RGA Global Funding
4.35%, 08/25/2028 (A)	15,965,000	15,994,834
		142,194,012
IT Services - 0.8%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	5,277,840
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,957,000	4,975,120
5.25%, 07/01/2028	9,917,000	10,184,801
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (A)	8,745,000	9,291,180
		29,728,941
Machinery - 1.4%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	15,860,000	15,945,714
CNH Industrial Capital LLC
4.75%, 03/21/2028	9,781,000	9,899,645
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,393,653
5.35%, 01/15/2030	2,990,000	3,086,438
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	14,941,881
		52,267,331
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	9,885,000	10,333,468
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,413,804
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	2,947,000	2,957,677
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,914,469
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,580,735
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	14,026,374
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,406,394
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
4.75%, 01/15/2026	$ 1,565,000	$ 1,565,100
6.05%, 12/01/2026	9,899,000	10,067,700
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,423,422
Occidental Petroleum Corp.
5.00%, 08/01/2027	14,837,000	15,049,565
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,887,339
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/2028 (A)	8,154,000	8,173,410
Williams Cos., Inc.
5.40%, 03/02/2026	10,898,000	10,938,818
		135,033,326
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
4.40%, 06/30/2028 (A)	13,725,000	13,823,813
Passenger Airlines - 0.2%
Southwest Airlines Co.
4.38%, 11/15/2028 (C)	7,318,000	7,300,869
Personal Care Products - 0.4%
Haleon U.S. Capital LLC
3.38%, 03/24/2027	13,155,000	13,038,243
Pharmaceuticals - 1.8%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,702,875
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	14,713,000	14,749,936
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	15,000,670
CVS Health Corp.
3.25%, 08/15/2029 (D)	17,530,000	16,854,232
Zoetis, Inc.
4.15%, 08/17/2028	9,168,000	9,194,998
		65,502,711
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,230,727
Residential REITs - 0.1%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,542,656
Retail REITs - 0.2%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,556,066
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.
4.32%, 03/24/2028	14,667,000	14,811,769
Broadcom, Inc.
5.05%, 07/12/2027	19,275,000	19,594,301
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,356,797
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
4.88%, 02/10/2026	$ 15,000,000	$ 15,022,932
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	9,105,593
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	13,851,000	13,871,879
		79,763,271
Software - 1.4%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,970,976
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,242,774
5.15%, 03/15/2027	14,888,000	15,010,266
Oracle Corp.
4.80%, 08/03/2028	14,519,000	14,727,528
Roper Technologies, Inc.
4.25%, 09/15/2028	6,010,000	6,027,854
Synopsys, Inc.
4.55%, 04/01/2027	6,975,000	7,022,950
		49,002,348
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,462,927
5.75%, 05/24/2026 (A)	10,910,000	10,982,747
		17,445,674
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,973,860
		9,973,860
Total Corporate Debt Securities (Cost $2,504,953,482)		2,530,372,722
ASSET-BACKED SECURITIES - 11.2%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	806,394	753,711
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	2,829,411	2,646,709
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,281,851	1,202,361
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 08/15/2046 (A)	10,500,000	10,253,115
Apex Credit CLO Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 0.98%, 4.84% (B), 04/25/2031 (A)	5,040,426	5,028,868
Series 2021-1A, Class ANR, 3-Month Term SOFR + 1.22%, 5.10% (B), 07/18/2034 (A)	10,000,000	9,978,170
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 5.72% (B), 04/15/2031 (A)	12,500,000	12,541,700
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	$ 5,909,698	$ 5,446,614
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029 (A)	10,705,000	10,919,959
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	9,315,000	9,548,593
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	7,079,589	6,865,076
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,667,652	3,736,787
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	8,620,000	8,707,193
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 4.87% (B), 10/21/2031 (A)	8,687,140	8,666,500
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,548,563
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.36% (B), 08/15/2031 (A)	7,797,739	7,799,719
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	21,499,000	21,592,777
Series 2023-2, Class A, 5.77%, 09/15/2029	11,940,000	12,107,364
Ford Credit Auto Owner Trust
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,620,547
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,306,515
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (A)	5,700,000	5,559,431
Hilton Grand Vacations Trust
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	1,061,648	1,055,041
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,103,395	1,085,355
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	2,704,049	2,689,620
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,578,280	2,633,799
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	953,365	968,656
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	267,825	274,113
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,613,591	1,646,236
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	9,506,571	9,602,641
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	$ 3,790,762	$ 3,837,450
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	7,406,981	7,426,403
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,796,006	1,824,914
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,007,448	2,036,946
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.15% (B), 04/17/2034 (A)	10,500,000	10,485,332
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.98% (B), 01/18/2032 (A)	5,763,138	5,760,781
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	173,995	173,106
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	915,762	910,559
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,086,356	1,063,559
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,566,612	1,502,933
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	4,175,446	4,216,052
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	6,763,141	6,937,305
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	8,968,022	9,079,713
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,420,419	1,438,744
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	7,559,761	7,562,059
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 4.92% (B), 01/20/2035 (A)	3,000,000	3,002,193
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,086,873
Series 2025-3, Class C, 4.68%, 09/15/2031	8,350,000	8,363,656
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	4,242,101	4,253,517
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,295,769	1,289,277
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	3,138,711	3,203,835
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	4,310,108	4,364,444
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,814,081	1,861,062
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,939,501	5,108,953
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	$ 3,067,054	$ 3,096,002
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	3,300,809	3,324,445
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	4,046,153	4,064,068
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	5,530,797	5,560,803
Series 2025-1A, Class B, 5.10%, 01/21/2042 (A)	1,999,083	2,012,340
Series 2025-1A, Class C, 5.39%, 01/21/2042 (A)	3,998,166	4,013,247
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	3,690,370	3,702,583
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	1,970,993	1,974,519
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	2,080,027	2,083,589
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 5.51% (B), 10/23/2037 (A)	15,000,000	15,016,095
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.80% (B), 01/15/2034 (A)	9,601,214	9,591,709
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	12,150,000	12,029,943
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 5.15% (B), 07/15/2032 (A)	10,147,542	10,147,714
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.84% (B), 07/30/2032 (A)	5,504,100	5,505,619
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.02% (B), 10/20/2034 (A)	13,900,000	13,831,501
Voya CLO Ltd.
Series 2015-3A, Class A1R4, 3-Month Term SOFR + 0.96%, 4.84% (B), 10/20/2031 (A)	6,469,238	6,473,100
Westlake Automobile Receivables Trust
Series 2025-2A, Class C, 4.85%, 01/15/2031 (A)	10,460,000	10,500,490
Total Asset-Backed Securities (Cost $401,489,134)		403,503,166
MORTGAGE-BACKED SECURITIES - 8.0%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,827,500
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	10,218,750
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.63% (B), 09/15/2034 (A)	$ 16,000,000	$ 15,820,000
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	9,226,627	9,302,721
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.35% (B), 03/15/2037 (A)	6,015,000	5,473,650
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.67% (B), 03/15/2037 (A)	7,000,000	5,670,547
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	3,387,635	3,421,554
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	967,264	972,883
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	7,278,028	7,329,526
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.25% (B), 09/15/2036 (A)	4,587,401	4,584,569
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.08% (B), 11/15/2034 (A)	11,825,000	8,730,200
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	7,783,930	7,054,473
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	792,675	775,019
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	969,791	955,123
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 6.14% (B), 11/15/2038 (A)	5,000,000	4,825,000
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	5,917,633	5,972,720
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	11,584,583	11,740,355
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	8,036,038	8,112,314
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	10,192,400	10,192,871
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	8,349,137	8,381,246
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	8,198,805	6,988,044
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	4,765,418	4,236,494
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	8,112,786	7,383,774
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	$ 2,530,527	$ 2,440,163
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,223,387	2,040,057
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 5.20% (B), 07/15/2038 (A)	3,000,000	2,992,500
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.50% (B), 07/15/2038 (A)	5,000,000	4,985,937
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	637,959	621,413
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	829,663	798,487
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,285,606	1,237,381
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,183,005	2,116,460
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,321,903	1,275,430
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.61% (B), 06/25/2057 (A)	1,162,037	1,176,493
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,463,815	1,432,498
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	2,002,902	1,983,647
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,312,298	1,275,345
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,567,085	2,526,260
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	3,108,667	3,008,121
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,463,593	3,258,506
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,215,904	3,066,693
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	5,290,481	5,153,660
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	5,405,922	5,420,441
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,847,345	3,889,663
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	6,449,475	6,510,705
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	4,954,768	5,034,070
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	9,447,889	9,564,068
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	4,937,421	4,997,567
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	8,540,613	8,606,673
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.55% (B), 05/15/2038 (A)	4,900,000	4,838,750
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	$ 1,332,946	$ 1,305,390
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	1,930,213	1,900,714
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	586,223	581,582
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	2,181,892	2,158,951
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	1,849,450	1,818,323
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,506,302	5,238,306
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	3,055,743	2,938,543
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	6,842,157	6,250,656
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	5,676,325	5,355,019
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	8,692,762	8,440,173
VEGAS Trust
5.52% , 11/10/2039 (A)	12,000,000	12,145,529
Total Mortgage-Backed Securities (Cost $301,673,698)		289,353,507
U.S. GOVERNMENT OBLIGATIONS - 7.1%
U.S. Treasury - 7.1%
U.S. Treasury Notes
3.88%, 03/15/2028	35,416,500	35,648,921
4.00%, 02/28/2030	34,975,000	35,420,385
4.25%, 02/15/2028 - 02/28/2029	78,639,000	79,930,421
4.38%, 07/15/2027	103,985,000	105,256,379
Total U.S. Government Obligations (Cost $254,987,354)		256,256,106
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
6.52% (B), 08/01/2037	199,067	203,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	15,000,000	14,810,751
3.24%, 04/25/2027	10,568,000	10,457,061
3.41%, 12/25/2026	16,986,293	16,862,727
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	349,970	343,841
Total U.S. Government Agency Obligations (Cost $41,929,908)		42,678,304
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bills 3.98% (E), 12/16/2025	18,014,000	17,931,118
Total Short-Term U.S. Government Obligation (Cost $17,926,126)		17,931,118
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (E)	1,907,315	$ 1,907,315
Total Other Investment Company (Cost $1,907,315)		1,907,315

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.50% (E), dated 10/31/2025, to be repurchased at $44,762,196 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $45,651,853.	$ 44,756,601	44,756,601
Total Repurchase Agreement (Cost $44,756,601)		44,756,601
Total Investments (Cost $3,569,623,618)		3,586,758,839
Net Other Assets (Liabilities) - 0.7%		24,284,161
Net Assets - 100.0%		$ 3,611,043,000
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,663	12/31/2025	$346,628,344	$346,306,759	$—	$(321,585)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,530,372,722	$—	$2,530,372,722
Asset-Backed Securities	—	403,503,166	—	403,503,166
Mortgage-Backed Securities	—	289,353,507	—	289,353,507
U.S. Government Obligations	—	256,256,106	—	256,256,106
U.S. Government Agency Obligations	—	42,678,304	—	42,678,304
Short-Term U.S. Government Obligation	—	17,931,118	—	17,931,118
Other Investment Company	1,907,315	—	—	1,907,315
Repurchase Agreement	—	44,756,601	—	44,756,601
Total Investments	$1,907,315	$3,584,851,524	$—	$3,586,758,839
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(321,585)	$—	$—	$(321,585)
Total Other Financial Instruments	$(321,585)	$—	$—	$(321,585)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $1,254,505,814, representing 34.7% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after October 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,868,085, collateralized by cash collateral of $1,907,315. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at October 31, 2025.
(F)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $3,524,867,017) (including securities loaned of $1,868,085)	$3,542,002,238
Repurchase agreement, at value (cost $44,756,601)	44,756,601
Cash collateral pledged at broker for:
Futures contracts	1,995,600
Receivables and other assets:
Net income from securities lending	3,218
Shares of beneficial interest sold	15,149,241
Interest	34,068,073
Variation margin receivable on futures contracts	12
Total assets	3,637,974,983
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,907,315
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	17,314,414
Dividends and/or distributions	1,087,518
Shares of beneficial interest redeemed	4,863,714
Investment management fees	1,117,706
Distribution and service fees	144,266
Transfer agent fees	267,771
Trustee and CCO fees	1,204
Audit and tax fees	32,148
Custody fees	38,790
Legal fees	40,455
Printing and shareholder reports fees	49,941
Registration fees	324
Other accrued expenses	66,417
Total liabilities	26,931,983
Net assets	$3,611,043,000
Net assets consist of:
Paid-in capital	$3,738,360,346
Total distributable earnings (accumulated losses)	(127,317,346)
Net assets	$3,611,043,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$374,651,874
Class C	65,763,183
Class I	2,648,688,076
Class I2	142,981,598
Class I3	69,141,839
Class R	3,136,110
Class R4	33,099,123
Class R6	273,581,197
Shares outstanding (unlimited shares, no par value):
Class A	37,123,788
Class C	6,526,671
Class I	266,964,392
Class I2	14,424,558
Class I3	6,975,263
Class R	310,739
Class R4	3,278,996
Class R6	27,577,186
Net asset value per share: (A)
Class A	$10.09
Class C	10.08
Class I	9.92
Class I2	9.91
Class I3	9.91
Class R	10.09
Class R4	10.09
Class R6	9.92
Maximum offering price per share: (B)
Class A	$10.35

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Interest income	$160,261,706
Net income from securities lending	73,794
Withholding taxes on foreign income	(875)
Total investment income	160,334,625
Expenses:
Investment management fees	12,362,790
Distribution and service fees:
Class A	988,198
Class C	705,298
Class R	20,310
Class R4	77,435
Transfer agent fees:
Class A	278,159
Class C	54,999
Class I	2,520,836
Class I2	9,416
Class I3	5,232
Class R	62
Class R4	2,323
Class R6	18,021
Trustee and CCO fees	142,814
Audit and tax fees	70,368
Custody fees	230,265
Legal fees	244,900
Printing and shareholder reports fees	245,645
Registration fees	202,377
Other	152,447
Total expenses before waiver and/or reimbursement and recapture	18,331,895
Expenses waived and/or reimbursed:
Class R4	(4,693)
Recapture of previously waived and/or reimbursed fees:
Class R4	274
Net expenses	18,327,476
Net investment income (loss)	142,007,149
Net realized gain (loss) on:
Investments	2,578,418
Futures contracts	(1,917,503)
Net realized gain (loss)	660,915
Net change in unrealized appreciation (depreciation) on:
Investments	36,551,007
Futures contracts	1,262,005
Net change in unrealized appreciation (depreciation)	37,813,012
Net realized and change in unrealized gain (loss)	38,473,927
Net increase (decrease) in net assets resulting from operations	$180,481,076
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$142,007,149	$129,529,934
Net realized gain (loss)	660,915	(11,347,310)
Net change in unrealized appreciation (depreciation)	37,813,012	100,406,598
Net increase (decrease) in net assets resulting from operations	180,481,076	218,589,222
Dividends and/or distributions to shareholders:
Class A	(16,096,842)	(20,125,612)
Class C	(2,333,360)	(2,487,943)
Class I	(103,834,892)	(87,299,722)
Class I2	(5,495,619)	(5,147,170)
Class I3	(3,055,220)	(3,910,215)
Class R	(156,531)	(357,072)
Class R4	(1,286,443)	(1,324,515)
Class R6	(10,558,124)	(9,352,436)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(142,817,031)	(130,004,685)
Capital share transactions:
Proceeds from shares sold:
Class A	72,104,173	77,444,660
Class C	15,180,988	22,318,099
Class I	1,291,919,255	1,157,427,113
Class I2	116,444,997	114,029,819
Class I3	14,913,120	15,283,755
Class R	151,558	229,798
Class R4	12,455,864	9,036,969
Class R6	46,826,355	27,716,434
	1,569,996,310	1,423,486,647
Dividends and/or distributions reinvested:
Class A	13,895,809	18,172,846
Class C	2,253,089	2,369,680
Class I	92,886,418	75,984,020
Class I2	5,495,619	5,110,093
Class I3	3,055,220	3,910,215
Class R	154,708	357,072
Class R4	1,286,443	1,324,515
Class R6	10,478,728	9,266,436
	129,506,034	116,494,877
Cost of shares redeemed:
Class A	(217,055,928)	(150,802,971)
Class C	(19,352,076)	(22,678,500)
Class I	(1,001,339,013)	(1,112,357,792)
Class I2	(113,170,183)	(168,776,041)
Class I3	(44,449,245)	(14,289,774)
Class R	(6,160,525)	(2,180,714)
Class R4	(15,078,487)	(7,388,484)
Class R6	(16,108,145)	(18,640,537)
	(1,432,713,602)	(1,497,114,813)
Automatic conversions:
Class A	9,235,374	9,645,814
Class C	(9,235,374)	(9,645,814)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	266,788,742	42,866,711
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	14,889 (A)
Class C	—	322 (A)
	—	15,211
Net increase (decrease) in net assets	304,452,787	131,466,459
Net assets:
Beginning of year	3,306,590,213	3,175,123,754
End of year	$3,611,043,000	$3,306,590,213
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	7,189,835	7,790,213
Class C	1,516,608	2,249,366
Class I	131,021,261	118,597,222
Class I2	11,784,402	11,666,508
Class I3	1,510,903	1,562,897
Class R	15,135	23,114
Class R4	1,241,127	911,838
Class R6	4,734,858	2,851,021
	159,014,129	145,652,179
Shares reinvested:
Class A	1,384,631	1,830,424
Class C	224,807	239,091
Class I	9,408,332	7,782,260
Class I2	557,136	523,837
Class I3	309,907	401,004
Class R	15,427	35,974
Class R4	128,102	133,355
Class R6	1,061,512	949,183
	13,089,854	11,895,128
Shares redeemed:
Class A	(21,707,328)	(15,201,587)
Class C	(1,933,219)	(2,291,615)
Class I	(101,557,766)	(114,152,095)
Class I2	(11,491,892)	(17,341,278)
Class I3	(4,532,962)	(1,468,383)
Class R	(617,893)	(220,812)
Class R4	(1,506,193)	(743,037)
Class R6	(1,632,949)	(1,932,072)
	(144,980,202)	(153,350,879)
Automatic conversions:
Class A	921,219	972,483
Class C	(922,769)	(974,275)
	(1,550)	(1,792)
Net increase (decrease) in shares outstanding:
Class A	(12,211,643)	(4,608,467)
Class C	(1,114,573)	(777,433)
Class I	38,871,827	12,227,387
Class I2	849,646	(5,150,933)
Class I3	(2,712,152)	495,518
Class R	(587,331)	(161,724)
Class R4	(136,964)	302,156
Class R6	4,163,421	1,868,132
	27,122,231	4,194,636

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.98	$9.70	$9.63	$10.33	$10.32
Investment operations:
Net investment income (loss) (A)	0.41	0.39	0.31	0.14	0.13
Net realized and unrealized gain (loss)	0.11	0.28	0.07	(0.69)	0.02
Total investment operations	0.52	0.67	0.38	(0.55)	0.15
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.41)	(0.39)	(0.31)	(0.15)	(0.14)
Net asset value, end of year	$10.09	$9.98	$9.70	$9.63	$10.33
Total return (E)	5.29%	7.05%(C)	4.00%	(5.35)%(D)	1.46%
Ratio and supplemental data:
Net assets end of year (000’s)	$374,652	$492,344	$523,289	$623,306	$817,203
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%	0.72%	0.72%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.73%	0.72%	0.72%(F)	0.71%(F)	0.70%
Net investment income (loss) to average net assets	4.05%	3.95%	3.14%	1.40%	1.27%
Portfolio turnover rate	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.96	$9.68	$9.62	$10.31	$10.30
Investment operations:
Net investment income (loss) (A)	0.33	0.32	0.23	0.06	0.05
Net realized and unrealized gain (loss)	0.12	0.28	0.07	(0.68)	0.02
Total investment operations	0.45	0.60	0.30	(0.62)	0.07
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.32)	(0.24)	(0.07)	(0.06)
Net asset value, end of year	$10.08	$9.96	$9.68	$9.62	$10.31
Total return (E)	4.60%	6.24%(C)	3.09%	(6.01)%(D)	0.67%
Ratio and supplemental data:
Net assets end of year (000’s)	$65,763	$76,113	$81,514	$104,042	$157,464
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.48%	1.49%	1.50%	1.49%	1.48%
Including waiver and/or reimbursement and recapture	1.48%	1.49%	1.50%(F)	1.49%(F)	1.48%
Net investment income (loss) to average net assets	3.30%	3.18%	2.36%	0.61%	0.51%
Portfolio turnover rate	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.81	$9.54	$9.47	$10.15	$10.15
Investment operations:
Net investment income (loss) (A)	0.42	0.41	0.32	0.16	0.15
Net realized and unrealized gain (loss)	0.11	0.27	0.08	(0.68)	0.01
Total investment operations	0.53	0.68	0.40	(0.52)	0.16
Contributions from affiliate	—	—	—	0.01 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.42)	(0.41)	(0.33)	(0.17)	(0.16)
Net asset value, end of year	$9.92	$9.81	$9.54	$9.47	$10.15
Total return	5.55%	7.22%	4.23%	(4.96)%(B)	1.57%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,648,688	$2,237,459	$2,058,496	$2,205,845	$2,398,836
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51%	0.51%	0.51%	0.51%	0.50%
Including waiver and/or reimbursement and recapture	0.51%	0.51%	0.51%	0.51%	0.50%
Net investment income (loss) to average net assets	4.26%	4.17%	3.36%	1.63%	1.46%
Portfolio turnover rate	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.80	$9.52	$9.46	$10.14	$10.13
Investment operations:
Net investment income (loss) (A)	0.43	0.41	0.33	0.18	0.16
Net realized and unrealized gain (loss)	0.11	0.29	0.07	(0.68)	0.02
Total investment operations	0.54	0.70	0.40	(0.50)	0.18
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.43)	(0.42)	(0.34)	(0.18)	(0.17)
Net asset value, end of year	$9.91	$9.80	$9.52	$9.46	$10.14
Total return	5.65%	7.42%	4.22%	(5.00)%	1.77%
Ratio and supplemental data:
Net assets end of year (000’s)	$142,982	$133,049	$178,348	$337,449	$138,031
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%	0.42%	0.41%	0.41%	0.41%
Including waiver and/or reimbursement and recapture	0.41%	0.42%	0.41%	0.41%	0.41%
Net investment income (loss) to average net assets	4.36%	4.25%	3.42%	1.90%	1.56%
Portfolio turnover rate	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.80	$9.52	$9.56
Investment operations:
Net investment income (loss) (B)	0.43	0.42	0.30
Net realized and unrealized gain (loss)	0.11	0.28	(0.03)(C)
Total investment operations	0.54	0.70	0.27
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.43)	(0.42)	(0.31)
Net asset value, end of year	$9.91	$9.80	$9.52
Total return	5.65%	7.44%	2.91%(D)
Ratio and supplemental data:
Net assets end of year (000’s)	$69,142	$94,922	$87,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%	0.42%	0.42%(E)
Including waiver and/or reimbursement and recapture	0.41%	0.42%	0.42%(E)
Net investment income (loss) to average net assets	4.35%	4.28%	3.53%(E)
Portfolio turnover rate	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.38	0.37	0.26
Net realized and unrealized gain (loss)	0.12	0.29	(0.02) (C)
Total investment operations	0.50	0.66	0.24
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.39)	(0.38)	(0.27)
Net asset value, end of year	$10.09	$9.98	$9.70
Total return	5.10%	6.85%	2.46%(D)
Ratio and supplemental data:
Net assets end of year (000’s)	$3,136	$8,962	$10,280
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91%	0.91%	0.91%(E)
Including waiver and/or reimbursement and recapture	0.91%	0.91%	0.91%(E)
Net investment income (loss) to average net assets	3.82%	3.77%	3.03%(E)
Portfolio turnover rate	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$9.98	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.41	0.40	0.29
Net realized and unrealized gain (loss)	0.12	0.28	(0.03) (C)
Total investment operations	0.53	0.68	0.26
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.42)	(0.40)	(0.29)
Net asset value, end of year	$10.09	$9.98	$9.70
Total return	5.38%	7.13%	2.70% (D)
Ratio and supplemental data:
Net assets end of year (000’s)	$33,099	$34,088	$30,204
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66%	0.66%	0.67% (E)
Including waiver and/or reimbursement and recapture	0.65%	0.65%	0.65% (E)
Net investment income (loss) to average net assets	4.13%	4.04%	3.30% (E)
Portfolio turnover rate	58%	73%	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$9.81	$9.54	$9.47	$10.15	$10.14
Investment operations:
Net investment income (loss) (A)	0.43	0.42	0.33	0.17	0.16
Net realized and unrealized gain (loss)	0.11	0.27	0.08	(0.67)	0.02
Total investment operations	0.54	0.69	0.41	(0.50)	0.18
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.43)	(0.42)	(0.34)	(0.18)	(0.17)
Net asset value, end of year	$9.92	$9.81	$9.54	$9.47	$10.15
Total return	5.65%	7.32%	4.33%	(4.99)%	1.77%
Ratio and supplemental data:
Net assets end of year (000’s)	$273,581	$229,653	$205,448	$201,252	$217,665
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41%	0.42%	0.42%	0.41%	0.40%
Including waiver and/or reimbursement and recapture	0.41%	0.42%	0.42%	0.41%	0.40%
Net investment income (loss) to average net assets	4.37%	4.28%	3.47%	1.73%	1.54%
Portfolio turnover rate	58%	73%	63%	56%	44%

(A)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Short-Term Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the year ended October 31, 2025, by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at October 31, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,907,315	$—	$—	$—	$1,907,315
Total Borrowings	$1,907,315	$—	$—	$—	$1,907,315
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(321,585)	$—	$—	$—	$—	$(321,585)
Total	$(321,585)	$—	$—	$—	$—	$(321,585)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,917,503)	$—	$—	$—	$—	$(1,917,503)
Total	$(1,917,503)	$—	$—	$—	$—	$(1,917,503)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,262,005	$—	$—	$—	$—	$1,262,005
Total	$1,262,005	$—	$—	$—	$—	$1,262,005
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$296,559,063
Average notional value of contracts — short	(19,275,310)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$259,995,096	7.20%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.42%
Over $250 million up to $500 million	0.39
Over $500 million up to $1 billion	0.37
Over $1 billion	0.36
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.76%	March 1, 2026
Class C	1.54	March 1, 2026
Class I	0.56	March 1, 2026
Class I2, Class R6	0.46	March 1, 2026
Class I3	0.47	March 1, 2026
Class R	1.00	March 1, 2026
Class R4	0.65	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R4 (A)	$3,164	$5,121	$4,693	$12,978

(A)	Commenced operations on December 9, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$68,767	$36,521
Class C	—	14,011
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,842,620	$259,574
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,464,118,700	$597,709,913	$1,369,684,878	$547,047,417
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, straddle loss deferral, premium amortization adjustments, dividends payable and futures contracts mark-to-market. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,571,334,079	$31,923,254	$(16,498,494)	$15,424,760
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$45,618,354	$96,055,567
Please note that the utilization of the capital loss carryforwards is subject to limitations due to prior year merger(s). During the year ended October 31, 2025, the capital loss carryforwards utilized are $2,559,311.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$142,817,031	$—	$—	$—	$130,004,685	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$760,633	$—	$—	$(141,673,921)	$—	$(1,828,818)	$15,424,760
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Short-Term Bond
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Short-Term Bond (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Short-Term Bond (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe and above the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Fund. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Short-Term Bond

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA STB 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Small Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.9%
Karman Holdings, Inc. (A)	18,130	$ 1,527,271
Banks - 4.3%
Bank OZK	18,780	844,912
Cadence Bank	24,665	930,857
Coastal Financial Corp. (A)	7,070	752,955
Triumph Financial, Inc. (A)	17,745	966,393
		3,495,117
Beverages - 1.8%
Celsius Holdings, Inc. (A)	24,730	1,489,488
Biotechnology - 2.4%
ADMA Biologics, Inc. (A)	125,580	1,943,978
Building Products - 5.8%
AAON, Inc. (B)	28,865	2,840,027
Simpson Manufacturing Co., Inc.	10,635	1,877,078
		4,717,105
Capital Markets - 2.4%
Lazard, Inc.	40,240	1,963,712
Commercial Services & Supplies - 3.5%
Casella Waste Systems, Inc., Class A (A)	23,650	2,094,681
MSA Safety, Inc.	5,140	807,134
		2,901,815
Construction & Engineering - 3.4%
Argan, Inc.	5,295	1,621,382
WillScot Holdings Corp.	53,470	1,162,972
		2,784,354
Consumer Staples Distribution & Retail - 0.3%
Sprouts Farmers Market, Inc. (A)	3,510	277,150
Diversified Consumer Services - 1.9%
OneSpaWorld Holdings Ltd.	68,010	1,582,593
Energy Equipment & Services - 3.3%
Oceaneering International, Inc. (A)	40,815	950,581
Solaris Energy Infrastructure, Inc.	32,590	1,734,766
		2,685,347
Ground Transportation - 2.0%
Saia, Inc. (A)	5,550	1,623,375
Health Care Equipment & Supplies - 3.5%
LeMaitre Vascular, Inc.	19,055	1,650,354
Merit Medical Systems, Inc. (A)	13,975	1,223,371
		2,873,725
Health Care Providers & Services - 3.6%
Chemed Corp.	2,730	1,177,449
HealthEquity, Inc. (A)	18,730	1,771,483
		2,948,932
Hotels, Restaurants & Leisure - 4.7%
Life Time Group Holdings, Inc. (A)	29,520	730,030
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	11,780	$ 1,926,972
Wingstop, Inc.	5,650	1,223,960
		3,880,962
Household Durables - 3.4%
Champion Homes, Inc. (A)	13,720	936,116
TopBuild Corp. (A)	4,370	1,846,237
		2,782,353
Life Sciences Tools & Services - 8.0%
Medpace Holdings, Inc. (A)	3,335	1,950,675
Mesa Laboratories, Inc.	10,194	732,847
Repligen Corp. (A)	11,165	1,664,255
Stevanato Group SpA (B)	87,273	2,201,025
		6,548,802
Machinery - 1.9%
Federal Signal Corp.	13,280	1,567,438
Oil, Gas & Consumable Fuels - 3.6%
Excelerate Energy, Inc., Class A	66,978	1,735,400
Permian Resources Corp.	97,020	1,218,571
		2,953,971
Pharmaceuticals - 4.7%
ANI Pharmaceuticals, Inc. (A)	12,315	1,115,739
Ligand Pharmaceuticals, Inc. (A)	14,110	2,699,384
		3,815,123
Professional Services - 5.2%
Paylocity Holding Corp. (A)	11,870	1,676,875
Planet Labs PBC (A)	30,460	409,687
UL Solutions, Inc., Class A	28,280	2,202,164
		4,288,726
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc. (A)	5,205	1,587,993
Semiconductors & Semiconductor Equipment - 3.7%
MACOM Technology Solutions Holdings, Inc. (A)	10,200	1,510,926
PDF Solutions, Inc. (A)	52,520	1,529,908
		3,040,834
Software - 15.8%
Appfolio, Inc., Class A (A)	7,830	1,992,187
Guidewire Software, Inc. (A)	8,205	1,917,016
I3 Verticals, Inc., Class A (A)(B)	40,765	1,253,524
Monday.com Ltd. (A)	3,860	792,226
nCino, Inc. (A)(B)	58,560	1,562,381
Pegasystems, Inc.	62,040	3,948,846
Workiva, Inc. (A)	17,490	1,486,825
		12,953,005
Specialty Retail - 3.5%
Boot Barn Holdings, Inc. (A)	9,850	1,868,052
Warby Parker, Inc., Class A (A)	51,445	1,007,808
		2,875,860
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.1%
Birkenstock Holding PLC (A)	21,895	$ 873,829
Water Utilities - 0.9%
WaterBridge Infrastructure LLC, Class A (A)	32,050	769,200
Total Common Stocks (Cost $62,214,376)		80,752,058

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.50% (C), dated 10/31/2025, to be repurchased at $1,332,069 on 11/03/2025. Collateralized by a U.S. Government Obligation, 4.13%, due 10/31/2026, and with a value of $1,358,547.	$ 1,331,903	1,331,903
Total Repurchase Agreement (Cost $1,331,903)		1,331,903
Total Investments (Cost $63,546,279)		82,083,961
Net Other Assets (Liabilities) - (0.1)%		(105,277)
Net Assets - 100.0%		$ 81,978,684
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$80,752,058	$—	$—	$80,752,058
Repurchase Agreement	—	1,331,903	—	1,331,903
Total Investments	$80,752,058	$1,331,903	$—	$82,083,961
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,226,763, collateralized by non-cash collateral, such as U.S.
government securities of $6,362,450. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at October 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $62,214,376) (including securities loaned of $6,226,763)	$80,752,058
Repurchase agreement, at value (cost $1,331,903)	1,331,903
Cash	146
Receivables and other assets:
Net income from securities lending	1,025
Shares of beneficial interest sold	2,177
Interest	55
Total assets	82,087,364
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	12,249
Investment management fees	49,970
Distribution and service fees	7,209
Transfer agent fees	4,242
Trustee and CCO fees	30
Audit and tax fees	15,780
Custody fees	2,512
Legal fees	1,208
Printing and shareholder reports fees	2,386
Registration fees	1,124
Other accrued expenses	11,970
Total liabilities	108,680
Net assets	$81,978,684
Net assets consist of:
Paid-in capital	$53,940,481
Total distributable earnings (accumulated losses)	28,038,203
Net assets	$81,978,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$18,545,055
Class C	1,074,019
Class I	4,013,040
Class I2	39,891,257
Class I3	7,402,670
Class R	5,535,801
Class R4	108,512
Class R6	5,408,330
Shares outstanding (unlimited shares, no par value):
Class A	3,419,766
Class C	256,024
Class I	675,903
Class I2	6,471,349
Class I3	1,203,237
Class R	955,256
Class R4	17,912
Class R6	877,493
Net asset value per share: (A)
Class A	$5.42
Class C	4.19
Class I	5.94
Class I2	6.16
Class I3	6.15
Class R	5.80
Class R4	6.06
Class R6	6.16
Maximum offering price per share: (B)
Class A	$5.74

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$642,799
Interest income	45,483
Net income from securities lending	6,052
Withholding taxes on foreign income	(959)
Total investment income	693,375
Expenses:
Investment management fees	834,977
Distribution and service fees:
Class A	45,413
Class C	11,291
Class R	32,835
Class R4	424
Transfer agent fees:
Class A	36,995
Class C	2,939
Class I	12,977
Class I2	3,143
Class I3	699
Class R	101
Class R4	13
Class R6	469
Trustee and CCO fees	4,090
Audit and tax fees	30,010
Custody fees	17,586
Legal fees	6,644
Printing and shareholder reports fees	9,990
Registration fees	106,620
Other	31,781
Total expenses before waiver and/or reimbursement and recapture	1,188,997
Expenses waived and/or reimbursed:
Class A	(34,617)
Class C	(2,468)
Class I	(11,838)
Class I2	(40,598)
Class I3	(9,573)
Class R	(7,163)
Class R4	(342)
Class R6	(6,017)
Recapture of previously waived and/or reimbursed fees:
Class A	9,407
Class C	36
Class I	716
Class I2	1,780
Class I3	934
Class R	1,573
Class R4	16
Class R6	227
Net expenses	1,091,070
Net investment income (loss)	(397,695)
Net realized gain (loss) on:
Investments	12,367,189
Net change in unrealized appreciation (depreciation) on:
Investments	(8,367,891)
Net realized and change in unrealized gain (loss)	3,999,298
Net increase (decrease) in net assets resulting from operations	$3,601,603
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$(397,695)	$(584,214)
Net realized gain (loss)	12,367,189	13,936,680
Net change in unrealized appreciation (depreciation)	(8,367,891)	13,788,974
Net increase (decrease) in net assets resulting from operations	3,601,603	27,141,440
Dividends and/or distributions to shareholders:
Class A	(2,537,032)	(712,266)
Class C	(210,663)	(102,287)
Class I	(2,214,202)	(1,156,463)
Class I2	(4,936,809)	(3,749,302)
Class I3	(859,752)	(882,279)
Class R	(717,430)	(567,870)
Class R4	(18,530)	(8,123)
Class R6	(672,086)	(272,085)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(12,166,504)	(7,450,675)
Capital share transactions:
Proceeds from shares sold:
Class A	15,412,202	5,220,913
Class C	243,023	219,355
Class I	3,609,943	15,420,084
Class I2	6,227,677	5,426,000
Class I3	1,432,469	510,665
Class R	508,779	746,474
Class R4	70,370	41,307
Class R6	3,018,065	355,085
	30,522,528	27,939,883
Dividends and/or distributions reinvested:
Class A	2,537,032	710,820
Class C	210,663	102,287
Class I	2,214,061	1,156,165
Class I2	4,386,497	2,129,811
Class I3	859,752	882,279
Class R	717,430	567,870
Class R4	18,530	8,123
Class R6	672,086	272,085
	11,616,051	5,829,440
Cost of shares redeemed:
Class A	(11,513,406)	(6,670,582)
Class C	(185,626)	(370,890)
Class I	(19,369,610)	(19,326,701)
Class I2	(11,334,080)	(48,361,665)
Class I3	(14,174,046)	(2,668,716)
Class R	(6,710,351)	(2,406,945)
Class R4	(129,939)	(67,450)
Class R6	(3,718,298)	(843,580)
	(67,135,356)	(80,716,529)
Automatic conversions:
Class A	449,722	281,828
Class C	(449,722)	(281,828)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(24,996,777)	(46,947,206)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	24 (A)
Class C	—	20 (A)
	—	44
Net increase (decrease) in net assets	(33,561,678)	(27,256,397)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Net assets:
Beginning of year	$115,540,362	$142,796,759
End of year	$81,978,684	$115,540,362
Capital share transactions - shares:
Shares issued:
Class A	2,479,316	858,746
Class C	58,821	44,586
Class I	612,468	2,343,171
Class I2	973,333	810,662
Class I3	226,443	75,627
Class R	81,803	117,929
Class R4	11,897	6,233
Class R6	481,635	53,732
	4,925,716	4,310,686
Shares reinvested:
Class A	457,123	118,866
Class C	48,765	21,090
Class I	364,755	179,250
Class I2	697,376	320,755
Class I3	136,903	132,873
Class R	120,779	89,428
Class R4	2,993	1,238
Class R6	106,850	40,977
	1,935,544	904,477
Shares redeemed:
Class A	(1,932,755)	(1,107,197)
Class C	(38,083)	(75,419)
Class I	(3,318,011)	(2,945,031)
Class I2	(1,796,230)	(7,176,580)
Class I3	(2,022,249)	(400,159)
Class R	(1,011,743)	(374,841)
Class R4	(21,452)	(10,040)
Class R6	(598,124)	(126,597)
	(10,738,647)	(12,215,864)
Automatic conversions:
Class A	81,103	47,212
Class C	(104,402)	(58,180)
	(23,299)	(10,968)
Net increase (decrease) in shares outstanding:
Class A	1,084,787	(82,373)
Class C	(34,899)	(67,923)
Class I	(2,340,788)	(422,610)
Class I2	(125,521)	(6,045,163)
Class I3	(1,658,903)	(191,659)
Class R	(809,161)	(167,484)
Class R4	(6,562)	(2,569)
Class R6	(9,639)	(31,888)
	(3,900,686)	(7,011,669)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.00	$5.32	$5.66	$9.13	$6.55
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.04)	(0.05)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	0.24	1.02	(0.05)	(2.44)	3.32
Total investment operations	0.20	0.98	(0.10)	(2.50)	3.25
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$5.42	$6.00	$5.32	$5.66	$9.13
Total return (E)	3.04%	18.36%(C)	(1.70)%	(30.18)%(D)	51.78%
Ratio and supplemental data:
Net assets end of year (000’s)	$18,545	$14,000	$12,854	$14,396	$24,973
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.54%	1.47%	1.47%	1.42%	1.34%
Including waiver and/or reimbursement and recapture	1.40%	1.40%	1.40%	1.40%	1.38%
Net investment income (loss) to average net assets	(0.70)%	(0.69)%	(0.85)%	(0.94)%	(0.91)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$4.83	$4.37	$4.73	$7.83	$5.73
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.07)	(0.07)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	0.20	0.83	(0.05)	(2.04)	2.89
Total investment operations	0.14	0.76	(0.12)	(2.14)	2.77
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$4.19	$4.83	$4.37	$4.73	$7.83
Total return (E)	2.42%	17.27%(C)	(2.50)%	(30.50)%(D)	50.73%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,074	$1,406	$1,567	$2,041	$4,305
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.35%	2.24%	2.23%	2.16%	2.08%
Including waiver and/or reimbursement and recapture	2.13%	2.13%	2.13%	2.14%	2.11%
Net investment income (loss) to average net assets	(1.41)%	(1.42)%	(1.58)%	(1.69)%	(1.64)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.20%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.48	$5.71	$6.05	$9.65	$6.87
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.26	1.10	(0.07)	(2.58)	3.50
Total investment operations	0.24	1.07	(0.10)	(2.63)	3.45
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$5.94	$6.48	$5.71	$6.05	$9.65
Total return	3.45%	18.69%	(1.59)%	(29.87)%	52.32%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,013	$19,559	$19,647	$21,199	$48,376
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19%	1.12%	1.11%	1.09%	1.06%
Including waiver and/or reimbursement and recapture	1.10%	1.10%	1.10%	1.08%	1.06%
Net investment income (loss) to average net assets	(0.38)%	(0.41)%	(0.55)%	(0.64)%	(0.59)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.69	$5.88	$6.21	$9.88	$7.02
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.02)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.27	1.13	(0.06)	(2.66)	3.57
Total investment operations	0.25	1.11	(0.09)	(2.70)	3.53
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$6.16	$6.69	$5.88	$6.21	$9.88
Total return	3.50%	18.85%	(1.38)%	(29.89)%	52.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$39,891	$44,131	$74,348	$70,676	$142,112
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%	1.02%	1.02%	0.99%	0.96%
Including waiver and/or reimbursement and recapture	1.00%	1.00%	1.00%	0.99%	0.97%
Net investment income (loss) to average net assets	(0.28)%	(0.28)%	(0.45)%	(0.54)%	(0.49)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.68	$5.88	$6.21	$9.87	$7.01
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.26	1.12	(0.06)	(2.65)	3.58
Total investment operations	0.25	1.10	(0.09)	(2.69)	3.53
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$6.15	$6.68	$5.88	$6.21	$9.87
Total return	3.51%	18.67%	(1.38)%	(29.81)%	52.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$7,403	$19,127	$17,942	$22,433	$34,682
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%	1.02%	1.02%	1.00%	0.96%
Including waiver and/or reimbursement and recapture	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) to average net assets	(0.22)%	(0.29)%	(0.45)%	(0.53)%	(0.51)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.36	$5.63	$5.99	$9.60	$6.87
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.05)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	0.26	1.08	(0.06)	(2.57)	3.48
Total investment operations	0.22	1.03	(0.12)	(2.64)	3.40
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$5.80	$6.36	$5.63	$5.99	$9.60
Total return	3.18%	18.23%	(1.96)%	(30.16)%	51.54%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,536	$11,224	$10,880	$13,897	$21,336
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.59%	1.51%	1.51%	1.49%	1.46%
Including waiver and/or reimbursement and recapture	1.50%	1.50%	1.50%	1.49%	1.46%
Net investment income (loss) to average net assets	(0.74)%	(0.79)%	(0.95)%	(1.03)%	(0.98)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.59	$5.81	$6.15	$9.80	$6.98
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.03)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.28	1.11	(0.06)	(2.63)	3.55
Total investment operations	0.25	1.08	(0.10)	(2.68)	3.49
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$6.06	$6.59	$5.81	$6.15	$9.80
Total return	3.55%	18.54%	(1.57)%	(29.93)%	52.06%
Ratio and supplemental data:
Net assets end of year (000’s)	$109	$161	$157	$186	$249
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34%	1.27%	1.27%	1.25%	1.21%
Including waiver and/or reimbursement and recapture	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.42)%	(0.44)%	(0.60)%	(0.69)%	(0.65)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.69	$5.88	$6.21	$9.87	$7.01
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.02)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.27	1.13	(0.06)	(2.65)	3.57
Total investment operations	0.25	1.11	(0.09)	(2.69)	3.53
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.78)	(0.30)	(0.24)	(0.97)	(0.67)
Net asset value, end of year	$6.16	$6.69	$5.88	$6.21	$9.87
Total return	3.50%	18.85%	(1.38)%	(29.82)%	52.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,408	$5,932	$5,402	$5,477	$121
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%	1.02%	1.02%	1.00%	0.96%
Including waiver and/or reimbursement and recapture	1.00%	1.00%	1.00%	1.00%	0.96%
Net investment income (loss) to average net assets	(0.30)%	(0.29)%	(0.45)%	(0.54)%	(0.48)%
Portfolio turnover rate	47%	47%	37%	38%	40%

(A)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $938.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$48,416,611	59.06%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.87%
Over $300 million	0.83
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.40%	March 1, 2026
Class C	2.13	March 1, 2026
Class I	1.10	March 1, 2026
Class I2, Class I3, Class R6	1.00	March 1, 2026
Class R	1.54	March 1, 2026
Class R4	1.15	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class A	$2,668	$11,255	$34,617	$48,540
Class C	1,979	1,745	2,468	6,192
Class I	4,059	3,987	11,838	19,884
Class I2	8,992	14,130	40,598	63,720
Class I3	2,277	4,115	9,573	15,965
Class R	—	—	3,064	3,064
Class R4	183	240	342	765
Class R6	557	1,265	6,017	7,839
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$7,200	$10
Class C	—	19
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$56,718	$4,146
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$43,935,195	$—	$79,626,311	$—
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and late year loss deferral. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes, net operating losses and basis adjustments related to a prior year merger. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$409,752	$(409,752)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$64,325,604	$22,678,629	$(4,920,272)	$17,758,357
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$—	$—	$12,166,504	$—	$—	$—	$7,450,675	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$10,656,995	$—	$(358,933)	$(18,216)	$17,758,357
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Small Cap Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Small Cap Growth (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made a long-term capital gain designation of $12,166,504 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Small Cap Growth (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Ranger Investment Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 10-year period and below the benchmark for the past 1-, 3- and 5-year periods. The Trustees observed that the performance of the Fund had improved during the first quarter of 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886773 TA SCG 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	645	$ 384,246
Elbit Systems Ltd.	625	297,969
V2X, Inc. (A)	8,000	456,720
		1,138,935
Automobile Components - 1.1%
Gentex Corp.	10,000	234,500
Visteon Corp.	6,150	659,034
		893,534
Banks - 16.0%
Atlantic Union Bankshares Corp.	38,000	1,235,760
Beacon Financial Corp.	26,150	636,491
Columbia Banking System, Inc.	41,200	1,104,160
Community West Bancshares	5,450	115,431
Dime Community Bancshares, Inc.	27,700	727,125
Eastern Bankshares, Inc.	44,200	774,826
First Citizens BancShares, Inc., Class A	350	638,687
First Community Bankshares, Inc.	8,150	263,571
First Merchants Corp.	19,900	706,052
Hancock Whitney Corp.	2,600	148,486
OceanFirst Financial Corp.	26,150	475,407
Princeton Bancorp, Inc.	3,350	104,118
Provident Financial Services, Inc.	48,600	888,894
TrustCo Bank Corp.	30,350	1,144,498
UMB Financial Corp.	10,275	1,098,192
United Bankshares, Inc.	10,250	366,848
United Community Banks, Inc.	22,850	667,220
WaFd, Inc.	35,850	1,040,725
Webster Financial Corp.	25,250	1,440,260
		13,576,751
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (A)	4,650	249,101
Catalyst Pharmaceuticals, Inc. (A)	15,800	336,066
Exelixis, Inc. (A)	23,850	922,279
		1,507,446
Building Products - 2.9%
American Woodmark Corp. (A)	8,400	535,332
Gibraltar Industries, Inc. (A)	2,100	131,019
Hayward Holdings, Inc. (A)	31,850	540,494
Owens Corning	5,725	728,850
Quanex Building Products Corp.	36,200	514,402
		2,450,097
Capital Markets - 2.8%
Piper Sandler Cos.	4,000	1,277,040
Stifel Financial Corp.	9,425	1,116,203
		2,393,243
Chemicals - 0.4%
LSB Industries, Inc. (A)	44,100	371,763
Commercial Services & Supplies - 0.7%
HNI Corp.	12,850	525,822
Tetra Tech, Inc.	1,300	41,574
		567,396
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.4%
Harmonic, Inc. (A)	24,650	$ 263,755
KVH Industries, Inc. (A)	1,000	5,970
Silicom Ltd. (A)	1,850	30,396
		300,121
Construction & Engineering - 4.7%
Comfort Systems USA, Inc.	1,010	975,236
EMCOR Group, Inc.	2,800	1,892,184
Granite Construction, Inc.	10,800	1,111,428
		3,978,848
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc., Class A	5,000	345,500
Village Super Market, Inc., Class A	6,650	208,611
		554,111
Containers & Packaging - 0.5%
Greif, Inc., Class A	7,300	415,297
Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	1,350	45,212
Stride, Inc. (A)	6,650	452,466
		497,678
Diversified REITs - 0.6%
Broadstone Net Lease, Inc.	28,100	503,552
Electric Utilities - 0.8%
Portland General Electric Co.	14,400	657,792
Electrical Equipment - 2.5%
Acuity, Inc.	500	182,525
LSI Industries, Inc.	60,100	1,375,689
Regal Rexnord Corp.	4,000	563,560
		2,121,774
Electronic Equipment, Instruments & Components - 3.8%
Coherent Corp. (A)	4,850	640,006
IPG Photonics Corp. (A)	2,100	178,752
Itron, Inc. (A)	2,600	260,858
OSI Systems, Inc. (A)	5,775	1,608,106
Vishay Intertechnology, Inc.	31,850	540,813
		3,228,535
Energy Equipment & Services - 2.1%
Helix Energy Solutions Group, Inc. (A)	65,000	436,800
Helmerich & Payne, Inc.	13,500	354,510
Noble Corp. PLC	13,250	388,887
Seadrill Ltd. (A)	10,500	331,380
Select Water Solutions, Inc.	25,250	291,890
		1,803,467
Entertainment - 2.2%
Madison Square Garden Entertainment Corp. (A)	17,200	759,552
Madison Square Garden Sports Corp. (A)	3,225	691,408
Sphere Entertainment Co. (A)(B)	6,000	410,880
		1,861,840
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.9%
Nomad Foods Ltd.	37,300	$ 421,490
Smithfield Foods, Inc.	13,900	308,024
		729,514
Ground Transportation - 0.4%
U-Haul Holding Co.	6,250	303,063
Health Care Equipment & Supplies - 1.7%
AngioDynamics, Inc. (A)	44,650	537,139
Inmode Ltd. (A)	25,600	378,112
Integra LifeSciences Holdings Corp. (A)	21,600	259,416
Omnicell, Inc. (A)	2,300	77,211
OraSure Technologies, Inc. (A)	33,600	92,064
QuidelOrtho Corp. (A)	3,750	101,213
		1,445,155
Health Care Providers & Services - 2.2%
AMN Healthcare Services, Inc. (A)	4,900	96,481
Cross Country Healthcare, Inc. (A)	8,400	102,984
Encompass Health Corp.	9,550	1,087,267
Enhabit, Inc. (A)	34,450	280,079
National HealthCare Corp.	2,450	292,628
		1,859,439
Health Care REITs - 2.3%
Community Healthcare Trust, Inc.	28,900	423,674
Healthpeak Properties, Inc.	35,000	628,250
Sabra Health Care, Inc.	49,250	877,635
		1,929,559
Hotel & Resort REITs - 1.1%
Apple Hospitality, Inc.	48,850	546,631
DiamondRock Hospitality Co.	39,600	309,672
Summit Hotel Properties, Inc.	18,100	93,034
		949,337
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	12,600	86,058
Churchill Downs, Inc.	4,325	429,040
Golden Entertainment, Inc.	13,250	267,650
Lucky Strike Entertainment Corp., Class C (B)	12,850	107,683
		890,431
Household Durables - 2.4%
Helen of Troy Ltd. (A)	7,500	139,725
KB Home	11,000	686,620
La-Z-Boy, Inc.	11,400	361,380
M/I Homes, Inc. (A)	550	68,855
PulteGroup, Inc.	2,250	269,707
Sonos, Inc. (A)	27,350	469,599
		1,995,886
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	7,500	404,100
Industrial REITs - 0.7%
LXP Industrial Trust	66,250	628,713
	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.0%
Everest Group Ltd.	2,650	$ 833,478
Old Republic International Corp.	20,000	789,200
Selective Insurance Group, Inc.	6,900	519,846
United Fire Group, Inc.	14,450	436,823
		2,579,347
IT Services - 0.5%
ASGN, Inc. (A)	8,850	396,126
Leisure Products - 1.2%
BRP, Inc.	5,500	345,510
MasterCraft Boat Holdings, Inc. (A)	20,850	418,251
Polaris, Inc.	3,800	251,180
		1,014,941
Life Sciences Tools & Services - 0.3%
Azenta, Inc. (A)	7,150	215,930
Maravai LifeSciences Holdings, Inc., Class A (A)	22,450	70,493
		286,423
Machinery - 3.8%
Columbus McKinnon Corp.	4,000	64,920
Douglas Dynamics, Inc.	6,800	205,564
Flowserve Corp.	3,600	245,700
Gencor Industries, Inc. (A)	14,150	192,298
Miller Industries, Inc.	7,700	309,078
Mueller Industries, Inc.	18,000	1,905,660
Oshkosh Corp.	2,275	280,485
		3,203,705
Media - 0.1%
Perion Network Ltd. (A)	12,100	112,530
Metals & Mining - 2.1%
Commercial Metals Co.	11,450	679,672
Kaiser Aluminum Corp.	6,300	570,339
Metallus, Inc. (A)	30,450	535,615
		1,785,626
Multi-Utilities - 1.8%
Northwestern Energy Group, Inc.	25,500	1,521,585
Office REITs - 0.3%
Piedmont Realty Trust, Inc., Class A	29,100	234,546
Oil, Gas & Consumable Fuels - 5.1%
Delek U.S. Holdings, Inc.	15,850	598,496
Gulfport Energy Corp. (A)	1,875	348,769
Magnolia Oil & Gas Corp., Class A	66,300	1,489,098
Ovintiv, Inc.	17,700	663,927
REX American Resources Corp. (A)	28,700	919,261
Teekay Tankers Ltd., Class A	5,600	341,600
		4,361,151
Pharmaceuticals - 3.7%
Amphastar Pharmaceuticals, Inc. (A)	9,250	235,875
Innoviva, Inc. (A)	43,300	788,060
Jazz Pharmaceuticals PLC (A)	8,300	1,142,412
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Co. PLC	29,150	$ 604,571
Supernus Pharmaceuticals, Inc. (A)	7,300	402,449
		3,173,367
Professional Services - 2.8%
FTI Consulting, Inc. (A)	1,025	169,135
Heidrick & Struggles International, Inc.	5,900	344,383
ICF International, Inc.	2,650	212,742
KBR, Inc.	16,000	685,440
Leidos Holdings, Inc.	3,150	599,980
Science Applications International Corp.	3,925	367,812
		2,379,492
Real Estate Management & Development - 0.7%
Newmark Group, Inc., Class A	33,200	591,956
Residential REITs - 0.4%
Centerspace	5,850	346,613
Retail REITs - 1.2%
Agree Realty Corp.	7,300	532,973
Kite Realty Group Trust	21,150	468,261
		1,001,234
Semiconductors & Semiconductor Equipment - 6.2%
Cohu, Inc. (A)	31,600	751,764
Kulicke & Soffa Industries, Inc.	4,700	187,671
MKS, Inc.	5,375	772,441
Onto Innovation, Inc. (A)	3,775	509,474
Silicon Motion Technology Corp., ADR	13,150	1,290,147
Tower Semiconductor Ltd. (A)	15,650	1,332,910
Universal Display Corp.	2,800	412,384
		5,256,791
Software - 2.0%
Adeia, Inc.	50,400	858,816
Progress Software Corp. (A)	19,600	835,744
		1,694,560
Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A (A)	7,650	555,008
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	4,600	$ 220,294
American Eagle Outfitters, Inc.	20,500	342,555
Urban Outfitters, Inc. (A)	14,975	967,535
Williams-Sonoma, Inc.	3,475	675,331
		2,760,723
Textiles, Apparel & Luxury Goods - 1.3%
Steven Madden Ltd.	10,000	339,100
Tapestry, Inc.	7,325	804,431
		1,143,531
Total Common Stocks (Cost $78,575,953)		83,801,624
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (C)	111,309	111,309
Total Other Investment Company (Cost $111,309)		111,309

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.50% (C), dated 10/31/2025, to be repurchased at $1,018,052 on 11/03/2025. Collateralized by a U.S. Government Obligation, 4.13%, due 10/31/2026, and with a value of $1,038,321.	$ 1,017,925	1,017,925
Total Repurchase Agreement (Cost $1,017,925)		1,017,925
Total Investments (Cost $79,705,187)		84,930,858
Net Other Assets (Liabilities) - (0.3)%		(214,964)
Net Assets - 100.0%		$ 84,715,894
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$83,801,624	$—	$—	$83,801,624
Other Investment Company	111,309	—	—	111,309
Repurchase Agreement	—	1,017,925	—	1,017,925
Total Investments	$83,912,933	$1,017,925	$—	$84,930,858
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $513,373, collateralized by cash collateral of $111,309 and non-cash collateral, such as U.S. government securities of $415,800. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at October 31, 2025.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $78,687,262) (including securities loaned of $513,373)	$83,912,933
Repurchase agreement, at value (cost $1,017,925)	1,017,925
Receivables and other assets:
Net income from securities lending	1,173
Shares of beneficial interest sold	416
Dividends	19,715
Interest	43
Total assets	84,952,205
Liabilities:
Cash collateral received upon return of:
Securities on loan	111,309
Payables and other liabilities:
Shares of beneficial interest redeemed	34,739
Investment management fees	50,094
Distribution and service fees	3,820
Transfer agent fees	2,431
Trustee and CCO fees	30
Audit and tax fees	15,756
Custody fees	2,767
Legal fees	1,100
Printing and shareholder reports fees	1,257
Registration fees	983
Other accrued expenses	12,025
Total liabilities	236,311
Net assets	$84,715,894
Net assets consist of:
Paid-in capital	$76,127,931
Total distributable earnings (accumulated losses)	8,587,963
Net assets	$84,715,894
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$10,221,931
Class C	324,636
Class I	2,259,188
Class I2	55,947,979
Class I3	7,354,734
Class R	2,950,650
Class R4	198,622
Class R6	5,458,154
Shares outstanding (unlimited shares, no par value):
Class A	2,054,622
Class C	70,058
Class I	425,068
Class I2	10,893,628
Class I3	1,422,439
Class R	569,369
Class R4	38,418
Class R6	1,045,348
Net asset value per share: (A)
Class A	$4.98
Class C	4.63
Class I	5.31
Class I2	5.14
Class I3	5.17
Class R	5.18
Class R4	5.17
Class R6	5.22
Maximum offering price per share: (B)
Class A	$5.27

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$1,760,892
Interest income	26,685
Net income from securities lending	24,378
Withholding taxes on foreign income	(714)
Total investment income	1,811,241
Expenses:
Investment management fees	716,980
Distribution and service fees:
Class A	22,777
Class C	4,094
Class R	17,530
Class R4	418
Transfer agent fees:
Class A	18,510
Class C	690
Class I	2,804
Class I2	4,072
Class I3	687
Class R	54
Class R4	13
Class R6	771
Trustee and CCO fees	3,787
Audit and tax fees	30,046
Custody fees	37,223
Legal fees	31,224
Printing and shareholder reports fees	12,957
Registration fees	94,002
Other	32,312
Total expenses before waiver and/or reimbursement and recapture	1,030,951
Expenses waived and/or reimbursed:
Class A	(27,071)
Class C	(816)
Class I	(5,098)
Class I2	(105,570)
Class I3	(17,919)
Class R	(6,622)
Class R4	(395)
Class R6	(20,122)
Recapture of previously waived and/or reimbursed fees:
Class A	6,135
Class C	59
Class I	233
Class I2	5,590
Class I3	1,051
Class R	430
Class R4	20
Class R6	1,198
Net expenses	862,054
Net investment income (loss)	949,187
Net realized gain (loss) on:
Investments	4,795,625
Foreign currency transactions	3
Net realized gain (loss)	4,795,628
Net change in unrealized appreciation (depreciation) on:
Investments	(1,281,071)
Net realized and change in unrealized gain (loss)	3,514,557
Net increase (decrease) in net assets resulting from operations	$4,463,744
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$949,187	$954,944
Net realized gain (loss)	4,795,628	28,742,685
Net change in unrealized appreciation (depreciation)	(1,281,071)	11,822,048
Net increase (decrease) in net assets resulting from operations	4,463,744	41,519,677
Dividends and/or distributions to shareholders:
Class A	(2,276,259)	(209,787)
Class C	(109,023)	(10,543)
Class I	(629,048)	—
Class I2	(12,235,960)	(2,740,221)
Class I3	(1,639,477)	(570,906)
Class R	(643,460)	(158,802)
Class R4	(35,321)	(5,280)
Class R6	(4,764,440)	(629,520)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(22,332,988)	(4,325,059)
Capital share transactions:
Proceeds from shares sold:
Class A	8,971,385	1,735,604
Class C	39,646	74,152
Class I	956,963	1,956,986
Class I2	4,543,637	3,806,818
Class I3	1,267,403	432,951
Class R	199,426	543,035
Class R4	27,599	2,799
Class R6	3,405,512	15,073,846
	19,411,571	23,626,191
Dividends and/or distributions reinvested:
Class A	2,276,259	209,787
Class C	109,023	10,543
Class I	629,048	—
Class I2	12,235,960	2,740,221
Class I3	1,639,477	570,906
Class R	643,460	158,802
Class R4	35,321	5,280
Class R6	4,764,440	629,520
	22,332,988	4,325,059
Cost of shares redeemed:
Class A	(5,114,055)	(5,203,496)
Class C	(202,694)	(23,526)
Class I	(1,093,756)	(13,645,696)
Class I2	(6,484,288)	(152,600,534)
Class I3	(14,560,786)	(2,557,881)
Class R	(4,084,096)	(1,092,932)
Class R4	—	(57,996)
Class R6	(21,232,374)	(3,772,811)
	(52,772,049)	(178,954,872)
Automatic conversions:
Class A	13,301	126,616
Class C	(13,301)	(126,616)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(11,027,490)	(151,003,622)
Net increase (decrease) in net assets	(28,896,734)	(113,809,004)
Net assets:
Beginning of year	113,612,628	227,421,632
End of year	$84,715,894	$113,612,628
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,564,327	305,279
Class C	9,381	13,074
Class I	164,566	303,850
Class I2	907,468	662,838
Class I3	238,781	72,990
Class R	38,684	92,602
Class R4	5,660	497
Class R6	673,059	2,972,814
	3,601,926	4,423,944
Shares reinvested:
Class A	474,221	38,423
Class C	24,227	2,027
Class I	123,101	—
Class I2	2,476,915	491,960
Class I3	329,875	101,948
Class R	128,692	28,307
Class R4	7,093	941
Class R6	947,205	111,419
	4,511,329	775,025
Shares redeemed:
Class A	(959,808)	(887,867)
Class C	(44,656)	(4,491)
Class I	(217,705)	(2,763,693)
Class I2	(1,357,382)	(29,894,499)
Class I3	(2,345,232)	(446,418)
Class R	(658,344)	(187,158)
Class R4	—	(9,315)
Class R6	(4,069,087)	(648,424)
	(9,652,214)	(34,841,865)
Automatic conversions:
Class A	2,170	23,673
Class C	(2,305)	(24,851)
	(135)	(1,178)
Net increase (decrease) in shares outstanding:
Class A	1,080,910	(520,492)
Class C	(13,353)	(14,241)
Class I	69,962	(2,459,843)
Class I2	2,027,001	(28,739,701)
Class I3	(1,776,576)	(271,480)
Class R	(490,968)	(66,249)
Class R4	12,753	(7,877)
Class R6	(2,448,823)	2,435,809
	(1,539,094)	(29,644,074)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.12	$4.66	$6.55	$12.91	$8.13
Investment operations:
Net investment income (loss) (A)	0.03	0.02	0.02	0.03	(0.00)(B)
Net realized and unrealized gain (loss)	0.21	1.59	(0.77)	(0.64)	4.78
Total investment operations	0.24	1.61	(0.75)	(0.61)	4.78
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.15)	(0.05)	(0.05)	—
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.38)	(0.15)	(1.14)	(5.75)	—
Net asset value, end of year	$4.98	$6.12	$4.66	$6.55	$12.91
Total return (D)	4.65%	34.85%	(13.43)%	(7.92)%(C)	58.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$10,222	$5,962	$6,957	$8,559	$9,240
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52%	1.39%	1.28%	1.24%	1.19%
Including waiver and/or reimbursement and recapture	1.29%	1.29%	1.27%	1.21%	1.26%
Net investment income (loss) to average net assets	0.67%	0.39%	0.36%	0.48%	0.00%(E)
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$5.80	$4.42	$6.28	$12.60	$7.99
Investment operations:
Net investment income (loss) (A)	0.00 (B)	(0.02)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	0.17	1.51	(0.73)	(0.63)	4.68
Total investment operations	0.17	1.49	(0.75)	(0.65)	4.61
Contributions from affiliate	—	—	—	0.03 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.11)	(0.02)	—	—
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.34)	(0.11)	(1.11)	(5.70)	—
Net asset value, end of year	$4.63	$5.80	$4.42	$6.28	$12.60
Total return (D)	3.52%	33.95%	(13.99)%	(8.28)%(C)	57.70%
Ratio and supplemental data:
Net assets end of year (000’s)	$325	$484	$431	$572	$756
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.24%	2.13%	2.03%	1.99%	1.93%
Including waiver and/or reimbursement and recapture	2.05%	2.05%	2.03%	1.99%(E)	1.95%
Net investment income (loss) to average net assets	(0.02)%	(0.35)%	(0.40)%	(0.29)%	(0.61)%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.39%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.45	$4.77	$6.67	$13.06	$8.22
Investment operations:
Net investment income (loss) (A)	0.05	0.07	0.04	0.06	0.05
Net realized and unrealized gain (loss)	0.20	1.61	(0.79)	(0.66)	4.81
Total investment operations	0.25	1.68	(0.75)	(0.60)	4.86
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	—	(0.06)	(0.09)	(0.02)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.39)	—	(1.15)	(5.79)	(0.02)
Net asset value, end of year	$5.31	$6.45	$4.77	$6.67	$13.06
Total return	4.71%	35.22%	(13.10)%	(7.72)%	59.14%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,259	$2,291	$13,415	$17,023	$19,027
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17%	1.07%	0.96%	0.94%	0.90%
Including waiver and/or reimbursement and recapture	0.99%	0.99%	0.96%	0.94%	0.91%
Net investment income (loss) to average net assets	1.04%	1.11%	0.67%	0.75%	0.41%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.27	$4.77	$6.68	$13.08	$8.23
Investment operations:
Net investment income (loss) (A)	0.06	0.05	0.05	0.06	0.07
Net realized and unrealized gain (loss)	0.21	1.62	(0.80)	(0.66)	4.81
Total investment operations	0.27	1.67	(0.75)	(0.60)	4.88
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of year	$5.14	$6.27	$4.77	$6.68	$13.08
Total return	5.06%	35.41%	(13.13)%	(7.63)%	59.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$55,948	$55,629	$179,319	$360,477	$643,658
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%	0.89%	0.87%	0.84%	0.80%
Net investment income (loss) to average net assets	1.11%	0.88%	0.86%	0.86%	0.60%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I3
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.31	$4.79	$6.70	$13.10	$8.24
Investment operations:
Net investment income (loss) (A)	0.06	0.04	0.04	0.06	0.06
Net realized and unrealized gain (loss)	0.20	1.65	(0.79)	(0.66)	4.83
Total investment operations	0.26	1.69	(0.75)	(0.60)	4.89
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of year	$5.17	$6.31	$4.79	$6.70	$13.10
Total return	4.86%	35.70%	(13.12)%	(7.70)%	59.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$7,355	$20,179	$16,635	$23,917	$31,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%	0.89%	0.87%	0.84%	0.83%
Net investment income (loss) to average net assets	1.20%	0.78%	0.80%	0.85%	0.52%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.29	$4.78	$6.68	$13.05	$8.23
Investment operations:
Net investment income (loss) (A)	0.04	0.02	0.02	0.03	0.00 (B)
Net realized and unrealized gain (loss)	0.19	1.63	(0.80)	(0.67)	4.82
Total investment operations	0.23	1.65	(0.78)	(0.64)	4.82
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	(0.03)	(0.03)	—
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.34)	(0.14)	(1.12)	(5.73)	—
Net asset value, end of year	$5.18	$6.29	$4.78	$6.68	$13.05
Total return	4.35%	34.91%	(13.54)%	(8.16)%	58.57%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,951	$6,672	$5,388	$7,613	$10,125
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.57%	1.47%	1.36%	1.34%	1.29%
Including waiver and/or reimbursement and recapture	1.39%	1.39%	1.36%	1.34%	1.29%
Net investment income (loss) to average net assets	0.67%	0.27%	0.29%	0.36%	0.02%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R4
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.30	$4.79	$6.70	$13.07	$8.23
Investment operations:
Net investment income (loss) (A)	0.05	0.03	0.03	0.04	0.02
Net realized and unrealized gain (loss)	0.20	1.64	(0.79)	(0.66)	4.83
Total investment operations	0.25	1.67	(0.76)	(0.62)	4.85
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.16)	(0.06)	(0.05)	(0.01)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.38)	(0.16)	(1.15)	(5.75)	(0.01)
Net asset value, end of year	$5.17	$6.30	$4.79	$6.70	$13.07
Total return	4.73%	35.20%	(13.32)%	(7.85)%	58.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$198	$162	$161	$162	$184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33%	1.22%	1.12%	1.09%	1.05%
Including waiver and/or reimbursement and recapture	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.89%	0.57%	0.50%	0.59%	0.20%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.

For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$6.36	$4.83	$6.75	$13.16	$8.28
Investment operations:
Net investment income (loss) (A)	0.06	0.04	0.04	0.06	0.06
Net realized and unrealized gain (loss)	0.20	1.66	(0.80)	(0.67)	4.85
Total investment operations	0.26	1.70	(0.76)	(0.61)	4.91
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.17)	(0.07)	(0.10)	(0.03)
Net realized gains	(1.34)	—	(1.09)	(5.70)	—
Total dividends and/or distributions to shareholders	(1.40)	(0.17)	(1.16)	(5.80)	(0.03)
Net asset value, end of year	$5.22	$6.36	$4.83	$6.75	$13.16
Total return	4.77%	35.62%	(13.15)%	(7.68)%	59.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,458	$22,234	$5,116	$6,373	$80
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%	0.97%	0.87%	0.84%	0.80%
Including waiver and/or reimbursement and recapture	0.89%	0.89%	0.87%	0.84%	0.80%
Net investment income (loss) to average net assets	1.18%	0.77%	0.75%	0.79%	0.50%
Portfolio turnover rate	27%	102%	33%	38%	94%

(A)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $7,875.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$111,309	$—	$—	$—	$111,309
Total Borrowings	$111,309	$—	$—	$—	$111,309
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$66,984,857	79.07%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.80%
Over $300 million up to $800 million	0.75
Over $800 million	0.71
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.29%	March 1, 2026
Class C	2.05	March 1, 2026
Class I	0.99	March 1, 2026
Class I2, Class I3, Class R6	0.89	March 1, 2026
Class R	1.40	March 1, 2026
Class R4	1.10	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class A	$—	$1,869	$27,071	$28,940
Class C	—	305	816	1,121
Class I	—	165	5,098	5,263
Class I2	—	48,861	105,570	154,431
Class I3	—	14,563	17,919	32,482
Class R	—	3,772	6,326	10,098
Class R4	33	265	395	693
Class R6	—	16,103	20,122	36,225
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$2,139	$—
Class C	—	113
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$27,357	$2,388
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$24,246,785	$—	$54,635,225	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, passive foreign investment companies and organizational expense. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$1,256,549	$(1,256,549)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$80,445,374	$13,082,237	$(8,596,753)	$4,485,484
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,831,587	$—	$20,501,401	$—	$4,325,059	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$832,492	$—	$3,273,944	$—	$—	$(3,957)	$4,485,484
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Small Cap Value
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Small Cap Value (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $1,463,572 of qualified dividend income.
For corporate shareholders, 78% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $20,501,401 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Small Cap Value (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on August 30, 2024 pursuant to its current investment strategies. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of three Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Small Value, effective as of that date in place of its own historical performance record. The Trustees noted that a new portfolio manager for the Fund was named effective May 2025.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Fund’s sub-adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the median for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the median for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small Cap Value

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Fund’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA SCV 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Small/Mid Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	1,930	$ 1,149,759
Elbit Systems Ltd.	2,450	1,168,038
Huntington Ingalls Industries, Inc.	22,721	7,316,616
V2X, Inc. (A)	24,050	1,373,014
		11,007,427
Automobile Components - 0.4%
Gentex Corp.	25,450	596,803
Visteon Corp.	18,750	2,009,250
		2,606,053
Banks - 7.4%
Atlantic Union Bankshares Corp.	105,750	3,438,990
Beacon Financial Corp.	76,750	1,868,095
Columbia Banking System, Inc.	88,700	2,377,160
Community West Bancshares	14,950	316,641
Dime Community Bancshares, Inc.	80,900	2,123,625
Eastern Bankshares, Inc.	134,000	2,349,020
First Citizens BancShares, Inc., Class A	5,275	9,625,925
First Community Bankshares, Inc.	37,700	1,219,218
First Merchants Corp.	53,750	1,907,050
Hancock Whitney Corp.	8,600	491,146
OceanFirst Financial Corp.	73,850	1,342,593
Princeton Bancorp, Inc.	9,900	307,692
Provident Financial Services, Inc.	143,200	2,619,128
TrustCo Bank Corp.	82,800	3,122,388
UMB Financial Corp.	24,650	2,634,592
United Bankshares, Inc.	30,550	1,093,385
United Community Banks, Inc.	72,050	2,103,860
WaFd, Inc.	103,700	3,010,411
Webster Financial Corp.	75,850	4,326,484
		46,277,403
Beverages - 2.7%
Brown-Forman Corp., Class B (B)	103,900	2,829,197
Constellation Brands, Inc., Class A	50,600	6,647,828
Molson Coors Beverage Co., Class B	171,200	7,484,864
		16,961,889
Biotechnology - 1.5%
Biogen, Inc. (A)	30,900	4,766,943
BioMarin Pharmaceutical, Inc. (A)	7,700	412,489
Catalyst Pharmaceuticals, Inc. (A)	48,800	1,037,976
Exelixis, Inc. (A)	74,050	2,863,513
		9,080,921
Building Products - 1.2%
American Woodmark Corp. (A)	25,450	1,621,929
Gibraltar Industries, Inc. (A)	6,150	383,699
Hayward Holdings, Inc. (A)	101,250	1,718,212
Owens Corning	16,850	2,145,173
Quanex Building Products Corp.	110,000	1,563,100
		7,432,113
Capital Markets - 1.2%
Piper Sandler Cos.	12,500	3,990,750
Stifel Financial Corp.	28,550	3,381,176
		7,371,926
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 3.2%
LSB Industries, Inc. (A)	129,500	$ 1,091,685
Mosaic Co.	286,884	7,874,966
PPG Industries, Inc.	74,900	7,321,475
Westlake Corp.	54,400	3,743,264
		20,031,390
Commercial Services & Supplies - 0.3%
HNI Corp.	38,400	1,571,328
Tetra Tech, Inc.	13,250	423,735
		1,995,063
Communications Equipment - 0.3%
Harmonic, Inc. (A)	77,450	828,715
KVH Industries, Inc. (A)	73,450	438,497
Silicom Ltd. (A)	21,600	354,888
		1,622,100
Construction & Engineering - 2.3%
Comfort Systems USA, Inc.	3,050	2,945,019
EMCOR Group, Inc.	8,445	5,706,962
Fluor Corp. (A)	41,100	2,004,447
Granite Construction, Inc.	36,650	3,771,652
		14,428,080
Consumer Finance - 0.3%
Ally Financial, Inc.	45,405	1,769,433
Consumer Staples Distribution & Retail - 1.5%
Dollar General Corp.	29,200	2,880,872
Dollar Tree, Inc. (A)	44,300	4,391,016
Ingles Markets, Inc., Class A	15,600	1,077,960
Village Super Market, Inc., Class A	23,300	730,921
		9,080,769
Containers & Packaging - 2.7%
Crown Holdings, Inc.	65,500	6,365,290
Graphic Packaging Holding Co.	578,630	9,252,294
Greif, Inc., Class A	22,050	1,254,424
		16,872,008
Distributors - 1.5%
LKQ Corp.	303,300	9,693,468
Diversified Consumer Services - 0.2%
American Public Education, Inc. (A)	4,000	133,960
Stride, Inc. (A)	20,500	1,394,820
		1,528,780
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	85,300	1,528,576
Diversified Telecommunication Services - 0.6%
GCI Liberty, Inc. (A)(C)(D)(E)	83,400	0
Liberty Global Ltd., Class A (A)	323,114	3,554,254
		3,554,254
Electric Utilities - 2.3%
Evergy, Inc.	106,500	8,180,265
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	103,000	$ 4,546,420
Portland General Electric Co.	41,500	1,895,720
		14,622,405
Electrical Equipment - 1.0%
Acuity, Inc.	1,500	547,575
LSI Industries, Inc.	179,100	4,099,599
Regal Rexnord Corp.	12,000	1,690,680
		6,337,854
Electronic Equipment, Instruments & Components - 3.5%
Coherent Corp. (A)	16,750	2,210,330
IPG Photonics Corp. (A)	8,650	736,288
Itron, Inc. (A)	7,825	785,082
OSI Systems, Inc. (A)	18,175	5,061,011
TD SYNNEX Corp.	33,400	5,226,766
Vishay Intertechnology, Inc.	96,200	1,633,476
Vontier Corp.	165,227	6,361,239
		22,014,192
Energy Equipment & Services - 2.1%
Halliburton Co.	199,900	5,365,316
Helix Energy Solutions Group, Inc. (A)	193,100	1,297,632
Helmerich & Payne, Inc.	40,000	1,050,400
Noble Corp. PLC	129,400	3,797,890
Seadrill Ltd. (A)	28,850	910,506
Select Water Solutions, Inc.	77,450	895,322
		13,317,066
Entertainment - 1.0%
Madison Square Garden Entertainment Corp. (A)	57,600	2,543,616
Madison Square Garden Sports Corp. (A)	9,750	2,090,302
Sphere Entertainment Co. (A)(B)	21,850	1,496,288
		6,130,206
Financial Services - 2.5%
Corpay, Inc. (A)	25,200	6,560,820
Fiserv, Inc. (A)	42,900	2,861,001
Global Payments, Inc.	80,900	6,290,784
		15,712,605
Food Products - 6.2%
Archer-Daniels-Midland Co.	90,800	5,496,124
Campbell's Co.	92,900	2,799,077
Conagra Brands, Inc.	505,400	8,687,826
Kraft Heinz Co.	418,800	10,356,924
Nomad Foods Ltd.	98,600	1,114,180
Post Holdings, Inc. (A)	38,187	3,968,775
Smithfield Foods, Inc.	46,850	1,038,196
Tyson Foods, Inc., Class A	107,500	5,526,575
		38,987,677
Ground Transportation - 1.0%
U-Haul Holding Co.	130,750	6,340,067
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (A)	14,000	1,930,320
AngioDynamics, Inc. (A)	133,350	1,604,200
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	335,557	$ 6,197,738
Inmode Ltd. (A)	74,900	1,106,273
Integra LifeSciences Holdings Corp. (A)	68,450	822,084
Omnicell, Inc. (A)	7,850	263,525
OraSure Technologies, Inc. (A)	99,600	272,904
QuidelOrtho Corp. (A)	12,000	323,880
Zimmer Biomet Holdings, Inc.	62,100	6,244,776
		18,765,700
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (A)	14,900	293,381
Centene Corp. (A)	184,000	6,508,080
Cross Country Healthcare, Inc. (A)	45,600	559,056
Encompass Health Corp.	28,725	3,270,341
Enhabit, Inc. (A)	113,650	923,975
Henry Schein, Inc. (A)	77,500	4,898,000
National HealthCare Corp.	7,650	913,716
		17,366,549
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	64,700	948,502
Healthpeak Properties, Inc.	106,850	1,917,957
Sabra Health Care, Inc.	153,400	2,733,588
		5,600,047
Hotel & Resort REITs - 0.4%
Apple Hospitality, Inc.	144,250	1,614,158
DiamondRock Hospitality Co.	115,550	903,601
Summit Hotel Properties, Inc.	55,700	286,298
		2,804,057
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	36,700	250,661
Churchill Downs, Inc.	13,050	1,294,560
Golden Entertainment, Inc.	23,700	478,740
Lucky Strike Entertainment Corp., Class C (B)	39,100	327,658
		2,351,619
Household Durables - 1.0%
Helen of Troy Ltd. (A)	24,000	447,120
KB Home	33,900	2,116,038
La-Z-Boy, Inc.	35,350	1,120,595
M/I Homes, Inc. (A)	1,700	212,823
PulteGroup, Inc.	7,100	851,077
Sonos, Inc. (A)	81,250	1,395,062
		6,142,715
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	22,775	1,227,117
Industrial REITs - 0.3%
LXP Industrial Trust	195,250	1,852,923
Insurance - 3.5%
Everest Group Ltd.	8,025	2,524,023
Fidelity National Financial, Inc.	94,200	5,203,608
Markel Group, Inc. (A)	3,313	6,541,618
Old Republic International Corp.	60,550	2,389,303
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	21,100	$ 1,589,674
United Fire Group, Inc.	41,700	1,260,591
Willis Towers Watson PLC	7,200	2,254,320
		21,763,137
Interactive Media & Services - 1.9%
IAC, Inc. (A)	203,041	6,541,981
Match Group, Inc.	170,500	5,513,970
		12,055,951
IT Services - 1.1%
ASGN, Inc. (A)	27,250	1,219,710
Cognizant Technology Solutions Corp., Class A	76,700	5,589,896
		6,809,606
Leisure Products - 0.5%
BRP, Inc.	16,750	1,052,235
MasterCraft Boat Holdings, Inc. (A)	68,200	1,368,092
Polaris, Inc.	12,900	852,690
		3,273,017
Life Sciences Tools & Services - 1.9%
Azenta, Inc. (A)	26,000	785,200
Bio-Rad Laboratories, Inc., Class A (A)	15,124	4,832,874
IQVIA Holdings, Inc. (A)	27,600	5,974,296
Maravai LifeSciences Holdings, Inc., Class A (A)	89,250	280,245
		11,872,615
Machinery - 2.2%
CNH Industrial NV	366,200	3,841,438
Columbus McKinnon Corp.	9,350	151,751
Douglas Dynamics, Inc.	16,000	483,680
Flowserve Corp.	10,850	740,512
Gencor Industries, Inc. (A)	52,250	710,078
Miller Industries, Inc.	23,750	953,325
Mueller Industries, Inc.	54,250	5,743,447
Oshkosh Corp.	6,975	859,948
		13,484,179
Media - 2.3%
News Corp., Class A	209,800	5,559,700
Omnicom Group, Inc.	38,000	2,850,760
Perion Network Ltd. (A)	36,800	342,240
Sirius XM Holdings, Inc. (B)	274,740	5,959,111
		14,711,811
Metals & Mining - 1.8%
Commercial Metals Co.	138,850	8,242,136
Kaiser Aluminum Corp.	18,650	1,688,384
Metallus, Inc. (A)	85,950	1,511,861
		11,442,381
Multi-Utilities - 2.2%
Dominion Energy, Inc.	155,087	9,102,056
Northwestern Energy Group, Inc.	77,700	4,636,359
		13,738,415
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	86,450	$ 696,787
Oil, Gas & Consumable Fuels - 4.0%
Delek U.S. Holdings, Inc.	48,200	1,820,032
Expand Energy Corp.	25,800	2,665,398
Gulfport Energy Corp. (A)	5,650	1,050,957
HF Sinclair Corp.	101,100	5,216,760
Kinder Morgan, Inc.	164,900	4,318,731
Magnolia Oil & Gas Corp., Class A	199,150	4,472,909
Ovintiv, Inc.	49,400	1,852,994
REX American Resources Corp. (A)	87,250	2,794,617
Teekay Tankers Ltd., Class A	14,550	887,550
		25,079,948
Pharmaceuticals - 4.4%
Amphastar Pharmaceuticals, Inc. (A)	28,600	729,300
Innoviva, Inc. (A)	132,650	2,414,230
Jazz Pharmaceuticals PLC (A)	52,300	7,198,572
Perrigo Co. PLC	442,050	9,168,117
Supernus Pharmaceuticals, Inc. (A)	18,200	1,003,366
Viatris, Inc.	701,100	7,263,396
		27,776,981
Professional Services - 3.6%
Amentum Holdings, Inc. (A)	266,880	5,980,781
Clarivate PLC (A)	1,157,300	3,934,820
FTI Consulting, Inc. (A)	3,150	519,782
Heidrick & Struggles International, Inc.	17,600	1,027,312
ICF International, Inc.	8,150	654,282
Jacobs Solutions, Inc.	11,600	1,807,396
KBR, Inc.	49,150	2,105,586
Leidos Holdings, Inc.	9,600	1,828,512
Science Applications International Corp.	12,175	1,140,919
SS&C Technologies Holdings, Inc.	39,900	3,388,308
		22,387,698
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	84,550	1,507,527
Residential REITs - 0.2%
Centerspace	17,500	1,036,875
Retail REITs - 0.5%
Agree Realty Corp.	25,050	1,828,901
Kite Realty Group Trust	63,550	1,406,997
		3,235,898
Semiconductors & Semiconductor Equipment - 2.8%
Cohu, Inc. (A)	95,100	2,262,429
Kulicke & Soffa Industries, Inc.	14,250	569,003
MKS, Inc.	16,625	2,389,179
ON Semiconductor Corp. (A)	33,700	1,687,696
Onto Innovation, Inc. (A)	11,400	1,538,544
Silicon Motion Technology Corp., ADR	39,150	3,841,006
Tower Semiconductor Ltd. (A)	47,450	4,041,316
Universal Display Corp.	8,400	1,237,152
		17,566,325
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Adeia, Inc.	144,000	$ 2,453,760
Progress Software Corp. (A)	59,500	2,537,080
		4,990,840
Specialized REITs - 1.2%
Gaming & Leisure Properties, Inc.	165,026	7,370,061
Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	23,150	1,679,533
Academy Sports & Outdoors, Inc.	14,450	692,011
American Eagle Outfitters, Inc.	63,000	1,052,730
Lithia Motors, Inc.	8,800	2,763,904
Ulta Beauty, Inc. (A)	3,500	1,819,580
Urban Outfitters, Inc. (A)	44,750	2,891,297
Williams-Sonoma, Inc.	10,525	2,045,428
		12,944,483
Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. (A)	14,900	2,541,046
Steven Madden Ltd.	30,700	1,041,037
Tapestry, Inc.	22,425	2,462,713
		6,044,796
Trading Companies & Distributors - 0.6%
WESCO International, Inc.	14,300	3,711,279
Total Common Stocks (Cost $493,802,499)		605,915,062
	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (F)	4,252,635	$ 4,252,635
Total Other Investment Company (Cost $4,252,635)		4,252,635

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.50% (F), dated 10/31/2025, to be repurchased at $20,618,110 on 11/03/2025. Collateralized by U.S. Government Obligations, 0.00% - 4.13%, due 10/29/2026 - 10/31/2026, and with a total value of $21,028,001.	$ 20,615,533	20,615,533
Total Repurchase Agreement (Cost $20,615,533)		20,615,533
Total Investments (Cost $518,670,667)		630,783,230
Net Other Assets (Liabilities) - (0.8)%		(4,874,123)
Net Assets - 100.0%		$ 625,909,107
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$605,915,062	$—	$0	$605,915,062
Other Investment Company	4,252,635	—	—	4,252,635
Repurchase Agreement	—	20,615,533	—	20,615,533
Total Investments	$610,167,697	$20,615,533	$0	$630,783,230
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,093,363, collateralized by cash collateral of $4,252,635 and non-cash collateral, such as U.S. government securities of $5,080,674. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy. At October 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At October 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at October 31, 2025.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $498,055,134) (including securities loaned of $9,093,363)	$610,167,697
Repurchase agreement, at value (cost $20,615,533)	20,615,533
Receivables and other assets:
Net income from securities lending	4,178
Shares of beneficial interest sold	218,388
Dividends	319,081
Interest	859
Total assets	631,325,736
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,252,635
Payables and other liabilities:
Shares of beneficial interest redeemed	555,728
Investment management fees	401,849
Distribution and service fees	78,681
Transfer agent fees	61,987
Trustee and CCO fees	220
Audit and tax fees	16,730
Custody fees	7,819
Legal fees	8,044
Printing and shareholder reports fees	12,689
Registration fees	700
Other accrued expenses	19,547
Total liabilities	5,416,629
Net assets	$625,909,107
Net assets consist of:
Paid-in capital	$471,638,599
Total distributable earnings (accumulated losses)	154,270,508
Net assets	$625,909,107
Net assets by class:
Class A	$299,654,390
Class C	15,847,317
Class I	244,361,943
Class I2	6,086,353
Class R6	59,959,104
Shares outstanding (unlimited shares, no par value):
Class A	10,946,380
Class C	755,593
Class I	8,428,992
Class I2	209,169
Class R6	2,047,888
Net asset value per share: (A)
Class A	$27.37
Class C	20.97
Class I	28.99
Class I2	29.10
Class R6	29.28
Maximum offering price per share: (B)
Class A	$28.96

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$13,552,743
Interest income	407,381
Net income from securities lending	94,143
Withholding taxes on foreign income	(2,755)
Total investment income	14,051,512
Expenses:
Investment management fees	4,878,054
Distribution and service fees:
Class A	770,542
Class C	203,545
Transfer agent fees:
Class A	438,244
Class C	30,047
Class I	264,599
Class I2	426
Class R6	4,877
Trustee and CCO fees	27,672
Audit and tax fees	33,142
Custody fees	45,186
Legal fees	48,645
Printing and shareholder reports fees	58,795
Registration fees	101,152
Other	58,686
Total expenses before waiver and/or reimbursement and recapture	6,963,612
Expenses waived and/or reimbursed:
Class A	(20,207)
Net expenses	6,943,405
Net investment income (loss)	7,108,107
Net realized gain (loss) on:
Investments	57,017,878
Foreign currency transactions	29
Net realized gain (loss)	57,017,907
Net change in unrealized appreciation (depreciation) on:
Investments	(32,237,840)
Net realized and change in unrealized gain (loss)	24,780,067
Net increase (decrease) in net assets resulting from operations	$31,888,174
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$7,108,107	$6,147,895
Net realized gain (loss)	57,017,907	82,345,748
Net change in unrealized appreciation (depreciation)	(32,237,840)	60,018,728
Net increase (decrease) in net assets resulting from operations	31,888,174	148,512,371
Dividends and/or distributions to shareholders:
Class A	(36,374,150)	(15,336,257)
Class C	(3,292,468)	(1,568,233)
Class I	(29,383,627)	(12,959,654)
Class I2	(600,267)	(224,541)
Class R6	(7,784,355)	(4,032,328)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(77,434,867)	(34,121,013)
Capital share transactions:
Proceeds from shares sold:
Class A	41,880,684	18,762,470
Class C	1,739,223	2,382,828
Class I	53,401,866	36,360,380
Class I2	724,867	556,649
Class R6	10,058,021	13,899,344
	107,804,661	71,961,671
Dividends and/or distributions reinvested:
Class A	33,777,277	14,221,405
Class C	3,181,686	1,520,500
Class I	25,636,498	11,508,736
Class I2	600,267	224,541
Class R6	7,607,405	3,963,858
	70,803,133	31,439,040
Cost of shares redeemed:
Class A	(75,730,004)	(69,868,123)
Class C	(7,467,887)	(7,556,781)
Class I	(92,405,572)	(67,117,114)
Class I2	(323,554)	(324,394)
Class R6	(24,825,538)	(33,961,072)
	(200,752,555)	(178,827,484)
Automatic conversions:
Class A	5,048,812	3,665,066
Class C	(5,048,812)	(3,665,066)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(22,144,761)	(75,426,773)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	7,280 (A)
Class C	—	2,076 (A)
	—	9,356
Net increase (decrease) in net assets	(67,691,454)	38,973,941
Net assets:
Beginning of year	693,600,561	654,626,620
End of year	$625,909,107	$693,600,561
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	1,494,366	673,254
Class C	85,452	108,645
Class I	1,917,390	1,249,468
Class I2	25,557	19,118
Class R6	357,610	473,813
	3,880,375	2,524,298
Shares reinvested:
Class A	1,300,126	530,848
Class C	158,767	71,251
Class I	933,934	409,127
Class I2	21,804	7,962
Class R6	274,636	139,769
	2,689,267	1,158,957
Shares redeemed:
Class A	(2,797,066)	(2,499,201)
Class C	(369,685)	(340,394)
Class I	(3,277,578)	(2,299,267)
Class I2	(11,284)	(11,042)
Class R6	(892,712)	(1,163,983)
	(7,348,325)	(6,313,887)
Automatic conversions:
Class A	186,509	132,099
Class C	(241,119)	(166,017)
	(54,610)	(33,918)
Net increase (decrease) in shares outstanding:
Class A	183,935	(1,163,000)
Class C	(366,585)	(326,515)
Class I	(426,254)	(640,672)
Class I2	36,077	16,038
Class R6	(260,466)	(550,401)
	(833,293)	(2,664,550)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$29.38	$24.94	$27.73	$32.73	$21.78
Investment operations:
Net investment income (loss) (A)	0.26	0.21	0.18	0.12	0.06
Net realized and unrealized gain (loss)	1.05	5.54	(0.51)	(1.80)	11.02
Total investment operations	1.31	5.75	(0.33)	(1.68)	11.08
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.24)	(0.16)	(0.02)	(0.13)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(3.32)	(1.31)	(2.46)	(3.32)	(0.13)
Net asset value, end of year	$27.37	$29.38	$24.94	$27.73	$32.73
Total return (E)	5.06%	23.55%(C)	(1.30)%	(5.72)%(D)	51.02%
Ratio and supplemental data:
Net assets end of year (000’s)	$299,655	$316,253	$297,422	$334,241	$386,681
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%	1.20%	1.22%	1.21%	1.23%
Including waiver and/or reimbursement and recapture	1.19%(F)	1.20%	1.22%(G)	1.21%(G)	1.23%
Net investment income (loss) to average net assets	0.96%	0.75%	0.68%	0.41%	0.18%
Portfolio turnover rate	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	TAM has contractually agreed to reimburse 0.01% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$23.26	$19.97	$22.69	$27.55	$18.37
Investment operations:
Net investment income (loss) (A)	0.05	0.00	(0.01)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	0.79	4.43	(0.41)	(1.48)	9.30
Total investment operations	0.84	4.43	(0.42)	(1.56)	9.18
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.07)	—	—	—
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(3.13)	(1.14)	(2.30)	(3.30)	—
Net asset value, end of year	$20.97	$23.26	$19.97	$22.69	$27.55
Total return (E)	4.23%	22.67%(C)	(2.04)%	(6.43)%(D)	49.97%
Ratio and supplemental data:
Net assets end of year (000’s)	$15,847	$26,099	$28,931	$39,700	$51,556
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95%	1.95%	1.97%	1.97%	1.96%
Including waiver and/or reimbursement and recapture	1.95%	1.95%	1.97%(F)	1.96%	1.96%
Net investment income (loss) to average net assets	0.23%	0.01%	(0.04)%	(0.33)%	(0.49)%
Portfolio turnover rate	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$30.93	$26.18	$29.00	$34.08	$22.67
Investment operations:
Net investment income (loss) (A)	0.35	0.30	0.27	0.21	0.15
Net realized and unrealized gain (loss)	1.11	5.84	(0.55)	(1.87)	11.47
Total investment operations	1.46	6.14	(0.28)	(1.66)	11.62
Contributions from affiliate	—	—	—	0.02 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.32)	(0.24)	(0.14)	(0.21)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(3.40)	(1.39)	(2.54)	(3.44)	(0.21)
Net asset value, end of year	$28.99	$30.93	$26.18	$29.00	$34.08
Total return	5.34%	23.96%	(1.05)%	(5.36)%(B)	51.51%
Ratio and supplemental data:
Net assets end of year (000’s)	$244,362	$273,853	$248,649	$304,806	$364,551
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91%	0.91%	0.92%	0.93%	0.92%
Including waiver and/or reimbursement and recapture	0.91%	0.91%	0.92%	0.93%	0.92%
Net investment income (loss) to average net assets	1.25%	1.03%	0.99%	0.70%	0.47%
Portfolio turnover rate	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$31.03	$26.27	$29.09	$34.18	$22.73
Investment operations:
Net investment income (loss) (A)	0.38	0.33	0.30	0.24	0.24
Net realized and unrealized gain (loss)	1.12	5.85	(0.55)	(1.88)	11.45
Total investment operations	1.50	6.18	(0.25)	(1.64)	11.69
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)
Net asset value, end of year	$29.10	$31.03	$26.27	$29.09	$34.18
Total return	5.47%	24.04%	(0.93)%	(5.36)%	51.70%
Ratio and supplemental data:
Net assets end of year (000’s)	$6,086	$5,371	$4,126	$4,277	$4,725
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%	0.82%	0.83%	0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.81%	0.82%	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.32%	1.13%	1.07%	0.79%	0.83%
Portfolio turnover rate	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$31.20	$26.41	$29.23	$34.33	$22.83
Investment operations:
Net investment income (loss) (A)	0.38	0.34	0.30	0.24	0.19
Net realized and unrealized gain (loss)	1.13	5.87	(0.55)	(1.89)	11.55
Total investment operations	1.51	6.21	(0.25)	(1.65)	11.74
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.27)	(0.15)	(0.24)
Net realized gains	(3.09)	(1.07)	(2.30)	(3.30)	—
Total dividends and/or distributions to shareholders	(3.43)	(1.42)	(2.57)	(3.45)	(0.24)
Net asset value, end of year	$29.28	$31.20	$26.41	$29.23	$34.33
Total return	5.47%	24.03%	(0.93)%	(5.36)%	51.69%
Ratio and supplemental data:
Net assets end of year (000’s)	$59,959	$72,025	$75,499	$86,703	$93,544
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%	0.82%	0.83%	0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.81%	0.82%	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.34%	1.14%	1.08%	0.79%	0.59%
Portfolio turnover rate	48%	46%	32%	44%	53%

(A)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small/Mid Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $19,041.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,252,635	$—	$—	$—	$4,252,635
Total Borrowings	$4,252,635	$—	$—	$—	$4,252,635
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$51,825,274	8.28%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.23%	March 1, 2026
Class C	1.99	March 1, 2026
Class I	0.96	March 1, 2026
Class I2, Class R6	0.85	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of October 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$89,366	$116
Class C	—	299
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.01% of the transfer agency fees on Class A shares through March 1, 2026.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$728,998	$60,416
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$300,570,336	$—	$390,104,215	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$2,137,160	$(2,137,160)
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$535,306,516	$137,982,564	$(42,505,850)	$95,476,714
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$10,402,857	$—	$67,032,010	$—	$6,920,469	$—	$27,200,544	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$10,730,636	$—	$48,063,158	$—	$—	$—	$95,476,714
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Small/Mid Cap Value
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Small/Mid Cap Value (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $10,402,858 of qualified dividend income.
For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $67,032,010 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management- Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Small/Mid Cap Value (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and each of Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 3- and 10-year periods and below the benchmark for the past 1- and 5-year periods. The Trustees observed that the performance of the Fund had improved during the first quarter of 2025. The Board also noted that Thompson, Siegel & Walmsley LLC had commenced sub-advising the Fund’s mid-cap sleeve and Systematic Financial Management, L.P. had continued sub-advising the Fund’s small-cap sleeve on December 4, 2016 pursuant to the Fund’s current investment strategies.
The Trustees noted that a new portfolio manager for the Fund for Systematic Financial Management, L.P. was named effective May 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the median for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the median for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica
Transamerica Funds
Annual Financial Statements 2025

Transamerica Small/Mid Cap Value

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by each Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that each Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA S/M CV 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Strategic Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Principal	Value
CORPORATE DEBT SECURITIES - 47.0%
Aerospace & Defense - 0.5%
ATI, Inc.
5.13%, 10/01/2031	$ 50,000	$ 49,573
7.25%, 08/15/2030	150,000	157,511
Boeing Co.
5.15%, 05/01/2030	293,000	301,391
6.26%, 05/01/2027	37,000	38,020
Embraer Netherlands Finance BV
5.40%, 01/09/2038	245,000	245,000
General Electric Co.
4.90%, 01/29/2036	24,000	24,446
L3Harris Technologies, Inc.
5.25%, 06/01/2031	52,000	54,118
5.40%, 07/31/2033	46,000	47,966
Lockheed Martin Corp.
4.70%, 12/15/2031	69,000	70,606
Northrop Grumman Corp.
4.90%, 06/01/2034	364,000	369,451
		1,358,082
Automobile Components - 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	132,000	132,392
7.75%, 10/15/2033 (A)	110,000	110,155
		242,547
Automobiles - 0.4%
BMW U.S. Capital LLC
4.50%, 08/11/2030 (A)	25,000	25,100
General Motors Co.
5.35%, 04/15/2028	57,000	58,374
General Motors Financial Co., Inc.
5.60%, 06/18/2031	148,000	153,925
5.75%, 02/08/2031	17,000	17,818
Hyundai Capital America
4.50%, 09/18/2030 (A)	62,000	61,872
4.85%, 03/25/2027 (A)	38,000	38,285
4.88%, 11/01/2027 (A)	73,000	73,809
5.40%, 06/23/2032 (A)	56,000	57,898
Hyundai Capital Services, Inc.
5.13%, 02/05/2027 - 02/05/2029 (B)	400,000	406,351
		893,432
Banks - 7.6%
ABQ Finance Ltd.
2.00%, 07/06/2026 (B)	400,000	393,270
Abu Dhabi Commercial Bank PJSC
Fixed until 09/10/2029, 5.36% (C), 03/10/2035 (B)(D)	200,000	204,191
Al Rajhi Sukuk Ltd.
4.87%, 05/19/2030 (B)	200,000	203,036
Banco de Credito e Inversiones SA
Fixed until 05/08/2029 (E), 8.75% (A)(C)	755,000	811,625
Banco General SA
4.13%, 08/07/2027 (B)	200,000	198,700
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (E), 8.75% (A)(C)	$ 1,500,000	$ 1,603,716
Banco Santander SA
Fixed until 05/21/2033 (E), 9.63% (C)(D)	800,000	975,478
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (C), 03/08/2037	468,000	439,078
Fixed until 04/27/2032, 4.57% (C), 04/27/2033	285,000	284,531
Fixed until 01/24/2030, 5.16% (C), 01/24/2031	371,000	383,072
Fixed until 08/15/2034, 5.43% (C), 08/15/2035	59,000	60,325
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	192,000	196,842
Fixed until 09/15/2026, 5.93% (C), 09/15/2027	346,000	350,985
Bank of New York Mellon Corp.
Fixed until 02/11/2030, 4.94% (C), 02/11/2031	107,000	109,905
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (C), 05/04/2037	104,000	101,179
BankUnited, Inc.
5.13%, 06/11/2030	91,000	90,642
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	203,357
Fixed until 12/15/2025 (E), 6.13% (C)(D)	220,000	220,252
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	250,000	187,213
CBQ Finance Ltd.
2.00%, 05/12/2026 (B)	400,000	394,597
Citigroup, Inc.
4.45%, 09/29/2027	117,000	117,371
Fixed until 09/19/2029, 4.54% (C), 09/19/2030	98,000	98,641
Fixed until 05/24/2032, 4.91% (C), 05/24/2033	346,000	350,138
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	51,000	51,635
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	147,000	147,821
Citizens Financial Group, Inc.
Fixed until 07/23/2031, 5.72% (C), 07/23/2032	145,000	151,300
Cooperatieve Rabobank UA
4.88%, 01/21/2028	250,000	255,593
Credit Agricole SA
Fixed until 05/27/2030, 5.22% (C), 05/27/2031 (A)	250,000	256,354
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (C), 01/18/2029	250,000	262,065
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (C), 04/04/2034 (B)	$ 200,000	$ 208,480
First Citizens BancShares, Inc.
Fixed until 09/05/2030, 5.60% (C), 09/05/2035	59,000	58,786
Fixed until 12/12/2034, 6.25% (C), 03/12/2040	38,000	38,575
First Horizon Bank
5.75%, 05/01/2030	500,000	517,002
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	142,735
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (C), 09/10/2027	225,000	219,847
Fixed until 07/21/2031, 2.38% (C), 07/21/2032	327,000	291,398
Fixed until 05/01/2028, 4.22% (C), 05/01/2029	18,000	18,008
Fixed until 10/21/2030, 4.37% (C), 10/21/2031	53,000	52,772
Fixed until 10/23/2029, 4.69% (C), 10/23/2030	41,000	41,518
6.75%, 10/01/2037	56,000	62,791
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (C), 09/10/2036	200,000	204,338
Fixed until 03/09/2028, 6.16% (C), 03/09/2029	200,000	208,368
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (C), 11/08/2032	383,000	344,276
Fixed until 05/01/2027, 3.54% (C), 05/01/2028	283,000	280,518
4.13%, 12/15/2026	72,000	72,036
Fixed until 10/22/2027, 4.51% (C), 10/22/2028	62,000	62,479
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	65,000	67,396
Fixed until 10/23/2033, 6.25% (C), 10/23/2034	123,000	135,464
KeyCorp
Fixed until 04/04/2030, 5.12% (C), 04/04/2031 (D)	49,000	50,207
Kookmin Bank
4.50%, 02/01/2029 (B)	200,000	200,324
Lloyds Banking Group PLC
Fixed until 09/27/2035 (E), 6.63% (C)(F)	400,000	397,666
M&T Bank Corp.
Fixed until 07/30/2030, 5.40% (C), 07/30/2035	52,000	52,375
Mashreqbank PSC
Fixed until 11/24/2027, 7.88% (C), 02/24/2033 (B)	200,000	210,750
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (C), 02/22/2031	400,000	417,180
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (C), 05/26/2035	$ 200,000	$ 209,753
Fixed until 07/06/2028, 5.78% (C), 07/06/2029	200,000	208,045
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	62,000	54,116
Fixed until 04/01/2030, 3.62% (C), 04/01/2031	291,000	282,619
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	25,000	25,298
Fixed until 04/20/2032, 5.30% (C), 04/20/2037	32,000	32,541
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	50,000	51,421
Fixed until 02/07/2034, 5.94% (C), 02/07/2039	79,000	82,920
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	200,000	203,834
Nbk Tier 2 Ltd.
Fixed until 11/30/2025, 2.50% (C), 11/24/2030 (B)(D)	330,000	329,217
Nordea Bank Abp
5.38%, 09/22/2027 (A)	200,000	204,909
Oversea-Chinese Banking Corp. Ltd.
Fixed until 06/15/2027, 4.60% (C), 06/15/2032 (B)	200,000	200,580
Fixed until 05/21/2029, 5.52% (C), 05/21/2034 (B)	200,000	207,043
Regions Financial Corp.
Fixed until 09/06/2034, 5.50% (C), 09/06/2035 (D)	50,000	51,214
Fixed until 06/06/2029, 5.72% (C), 06/06/2030	67,000	69,639
7.38%, 12/10/2037	16,000	18,418
Royal Bank of Canada
Fixed until 03/27/2027, 4.72% (C), 03/27/2028	106,000	106,972
4.90%, 01/12/2028	171,000	174,404
Saudi Awwal Bank
Fixed until 09/04/2030, 5.95% (C), 09/04/2035 (B)	200,000	202,286
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (B)	200,000	200,547
SNB Funding Ltd.
Fixed until 06/24/2030, 6.00% (C), 06/24/2035 (B)	200,000	205,726
Standard Chartered PLC
Fixed until 10/15/2029, 5.01% (C), 10/15/2030 (B)	200,000	203,707
Fixed until 08/15/2027 (E), 7.75% (B)(C)	200,000	207,298
Sumitomo Mitsui Financial Group, Inc.
Fixed until 07/08/2032, 4.95% (C), 07/08/2033	200,000	204,109
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/2027 (A)	200,000	201,417
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (C), 05/06/2031	$ 172,000	$ 169,210
Toronto-Dominion Bank
4.93%, 10/15/2035	53,000	53,112
Truist Bank
Fixed until 10/23/2028, 4.14% (C), 10/23/2029	250,000	249,015
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	228,000	197,023
UBS Group AG
Fixed until 05/12/2027, 4.75% (C), 05/12/2028 (A)	275,000	277,088
Fixed until 04/12/2031 (E), 7.75% (A)(C)	413,000	439,660
United Overseas Bank Ltd.
Fixed until 10/07/2027, 3.86% (C), 10/07/2032 (B)	200,000	198,188
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	150,000	153,503
Webster Financial Corp.
Fixed until 09/11/2030, 5.78% (C), 09/11/2035	80,000	79,988
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (C), 02/11/2031	59,000	55,013
Fixed until 10/30/2029, 2.88% (C), 10/30/2030	25,000	23,704
Fixed until 09/15/2028, 4.08% (C), 09/15/2029	106,000	105,708
Fixed until 01/23/2034, 5.50% (C), 01/23/2035	23,000	24,010
		19,421,456
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	302,000	294,898
Becle SAB de CV
2.50%, 10/14/2031 (B)	200,000	172,918
Constellation Brands, Inc.
4.35%, 05/09/2027	28,000	28,083
PepsiCo, Inc.
1.95%, 10/21/2031	364,000	321,513
4.45%, 02/07/2028	71,000	71,930
4.65%, 07/23/2032	53,000	54,124
		943,466
Biotechnology - 0.2%
Amgen, Inc.
5.15%, 03/02/2028	308,000	314,884
Gilead Sciences, Inc.
4.80%, 11/15/2029	71,000	72,871
5.10%, 06/15/2035	49,000	50,479
Royalty Pharma PLC
2.15%, 09/02/2031	135,000	117,718
5.15%, 09/02/2029	46,000	47,178
		603,130
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.5%
Carlisle Cos., Inc.
5.55%, 09/15/2040	$ 22,000	$ 22,350
Carrier Global Corp.
3.38%, 04/05/2040	100,000	81,472
Cemex SAB de CV
5.20%, 09/17/2030 (B)	300,000	303,953
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,172
GCC SAB de CV
3.61%, 04/20/2032 (B)	200,000	184,341
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	48,000	43,105
Owens Corning
5.50%, 06/15/2027	46,000	46,931
St. Mary's Cement, Inc.
5.75%, 04/02/2034 (B)	200,000	207,735
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	260,000	236,780
		1,332,839
Capital Markets - 0.0% *
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	77,000	76,238
Chemicals - 1.4%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)(D)	355,000	241,073
Dow Chemical Co.
5.65%, 03/15/2036 (D)	67,000	67,065
Eastman Chemical Co.
5.75%, 03/08/2033	164,000	172,269
Ecolab, Inc.
4.30%, 06/15/2028	29,000	29,204
5.25%, 01/15/2028	125,000	128,372
FMC Corp.
Fixed until 08/01/2030, 8.45% (C), 11/01/2055	1,500,000	1,455,715
GC Treasury Center Co. Ltd.
Fixed until 03/10/2035 (E), 7.13% (A)(C)	350,000	362,064
MEGlobal BV
2.63%, 04/28/2028 (B)	200,000	191,266
Methanex Corp.
5.25%, 12/15/2029	4,000	3,988
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	280,000	284,837
Minerals Technologies, Inc.
5.00%, 07/01/2028 (A)	200,000	197,664
Nutrien Ltd.
4.90%, 03/27/2028	135,000	137,316
5.20%, 06/21/2027	40,000	40,649
PPG Industries, Inc.
4.38%, 03/15/2031 (F)	80,000	79,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(G)	$ 75,845	$ 25,029
		3,416,216
Commercial Services & Supplies - 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)(D)	154,000	148,317
8.38%, 06/15/2032 (A)	65,000	66,586
Block, Inc.
6.00%, 08/15/2033 (A)	20,000	20,450
6.50%, 05/15/2032	150,000	155,633
Boost Newco Borrower LLC
7.50%, 01/15/2031 (A)	200,000	212,474
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(D)	220,000	213,263
Clean Harbors, Inc.
5.75%, 10/15/2033 (A)	90,000	91,980
Deluxe Corp.
8.00%, 06/01/2029 (A)(D)	303,000	300,206
DP World Ltd.
5.63%, 09/25/2048 (B)	200,000	200,233
Entegris, Inc.
5.95%, 06/15/2030 (A)	200,000	203,048
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	302,000	296,054
8.63%, 05/15/2032 (A)	16,000	16,147
GXO Logistics, Inc.
6.25%, 05/06/2029	50,000	52,553
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	68,000	71,174
7.25%, 06/15/2033 (A)	145,000	152,874
Hertz Corp.
4.63%, 12/01/2026 (A)(D)	129,000	125,256
12.63%, 07/15/2029 (A)	85,000	84,141
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	275,000	229,049
Quanta Services, Inc.
2.35%, 01/15/2032	66,000	58,292
2.90%, 10/01/2030	14,000	13,093
5.25%, 08/09/2034	76,000	78,194
S&P Global, Inc.
2.70%, 03/01/2029	444,000	425,043
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	149,000	153,892
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	470,000	425,068
Verisk Analytics, Inc.
5.13%, 02/15/2036	31,000	31,186
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	185,000	192,525
VM Consolidated, Inc.
5.50%, 04/15/2029 (A)	250,000	247,226
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.
4.95%, 07/03/2027	$ 91,000	$ 92,494
WEX, Inc.
6.50%, 03/15/2033 (A)	156,000	159,536
		4,515,987
Communications Equipment - 1.8%
Altice Financing SA
5.00%, 01/15/2028 (A)(D)	530,000	395,015
AT&T, Inc.
4.10%, 02/15/2028	380,000	379,323
5.40%, 02/15/2034	23,000	23,788
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2030, 6.88% (C), 09/15/2055	135,000	140,886
Fixed until 06/15/2035, 7.00% (C), 09/15/2055	316,000	332,129
Bharti Airtel Ltd.
3.25%, 06/03/2031 (B)	250,000	235,090
Cisco Systems, Inc.
5.10%, 02/24/2035	167,000	171,833
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	200,000	211,783
Iliad Holding SAS
7.00%, 04/15/2032 (A)	404,000	413,442
Motorola Solutions, Inc.
5.55%, 08/15/2035	52,000	54,145
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (C), 04/15/2055	95,000	99,328
Fixed until 02/14/2035, 7.13% (C), 04/15/2055	102,000	109,172
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	400,156
SoftBank Group Corp.
Fixed until 07/19/2027 (E), 6.88% (B)(C)	200,000	200,250
T-Mobile USA, Inc.
3.38%, 04/15/2029	291,000	282,854
Verizon Communications, Inc.
4.02%, 12/03/2029	334,000	330,857
4.50%, 08/10/2033	111,000	109,064
5.25%, 04/02/2035	96,000	97,097
Viasat, Inc.
7.50%, 05/30/2031 (A)(D)	92,000	86,327
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (B)	200,000	184,851
Zayo Group Holdings, Inc.
PIK Rate 0.50%, Cash Rate 5.75%, 03/09/2030 (A)(G)	37,362	35,525
PIK Rate 1.88%, Cash Rate 7.13%, 09/09/2030 (A)(G)	238,299	218,044
		4,510,959
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033 (A)	$ 215,000	$ 215,188
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(D)	200,000	208,061
Lennar Corp.
5.20%, 07/30/2030	36,000	37,029
MasTec, Inc.
5.90%, 06/15/2029	64,000	66,894
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	226,000	219,231
		746,403
Consumer Staples Distribution & Retail - 1.0%
Arcos Dorados BV
6.38%, 01/29/2032 (B)	200,000	211,910
AutoNation, Inc.
5.89%, 03/15/2035	24,000	24,780
AutoZone, Inc.
5.10%, 07/15/2029	24,000	24,681
Brinker International, Inc.
8.25%, 07/15/2030 (A)	145,000	153,592
Darden Restaurants, Inc.
4.35%, 10/15/2027	36,000	36,148
FirstCash, Inc.
4.63%, 09/01/2028 (A)	200,000	197,261
Home Depot, Inc.
4.90%, 04/15/2029	48,000	49,408
Kohl's Corp.
5.13%, 05/01/2031	282,000	218,523
LBM Acquisition LLC
6.25%, 01/15/2029 (A)(D)	232,000	211,614
9.50%, 06/15/2031 (A)	100,000	104,625
McDonald's Corp.
4.80%, 08/14/2028	351,000	357,805
Murphy Oil USA, Inc.
4.75%, 09/15/2029	200,000	197,508
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	32,000	31,729
5.75%, 11/20/2026	48,000	48,774
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)	2,000	2,034
8.00%, 03/15/2031 (A)	136,000	140,005
8.75%, 12/31/2030 (A)(D)	96,973	96,459
QXO Building Products, Inc.
6.75%, 04/30/2032 (A)	119,000	123,195
Raising Cane's Restaurants LLC
9.38%, 05/01/2029 (A)	120,000	125,626
Walmart, Inc.
3.95%, 09/09/2027	176,000	176,711
		2,532,388
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	210,000	191,176
5.10%, 03/17/2030	29,000	29,760
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (A)	$ 200,000	$ 186,462
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	25,000	25,085
8.75%, 04/15/2030 (A)	219,000	219,448
Crown Americas LLC
5.25%, 04/01/2030	140,000	142,151
5.88%, 06/01/2033 (A)	70,000	70,943
Iris Holding, Inc.
10.00%, 12/15/2028 (A)(D)	210,000	181,145
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 - 04/15/2027 (A)	113,000	112,912
Packaging Corp. of America
5.70%, 12/01/2033	200,000	211,601
Silgan Holdings, Inc.
4.13%, 02/01/2028	100,000	98,093
Sonoco Products Co.
4.60%, 09/01/2029	114,000	114,736
5.00%, 09/01/2034 (D)	84,000	82,935
		1,666,447
Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	64,000	56,671
3.13%, 01/15/2027	66,000	65,198
5.20%, 02/15/2029	132,000	135,453
Champion MTN Ltd.
2.95%, 06/15/2030 (B)	200,000	172,757
Crown Castle, Inc.
5.00%, 01/11/2028	107,000	108,457
5.60%, 06/01/2029	48,000	49,872
Weyerhaeuser Co.
4.00%, 04/15/2030	243,000	239,582
4.75%, 05/15/2026	25,000	25,077
		853,067
Electric Utilities - 3.9%
AES Andes SA
Fixed until 03/10/2030, 8.15% (C), 06/10/2055 (A)	500,000	522,700
AES Corp.
5.45%, 06/01/2028	52,000	52,915
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	25,000	25,119
Ameren Corp.
5.70%, 12/01/2026	405,000	410,914
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/2028 (A)	200,000	193,656
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	189,000	185,668
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (B)	231,000	225,367
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	245,000	221,853
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cometa Energia SA de CV
6.38%, 04/24/2035 (B)	$ 198,450	$ 206,527
Commonwealth Edison Co.
5.95%, 06/01/2055	15,000	15,991
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	75,000	66,324
Diamond II Ltd.
7.95%, 07/28/2026 (B)	250,000	251,491
DTE Energy Co.
4.88%, 06/01/2028	174,000	176,937
Duke Energy Corp.
2.45%, 06/01/2030	150,000	138,557
Entergy Texas, Inc.
5.25%, 04/15/2035	32,000	32,964
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (C), 12/15/2054	450,000	473,157
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	19,000	19,167
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	111,000	113,430
Florida Power & Light Co.
5.15%, 06/15/2029	91,000	94,547
Kallpa Generacion SA
5.50%, 09/11/2035 (A)	200,000	201,380
Kentucky Power Co.
7.00%, 11/15/2033 (A)	117,000	128,291
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (A)	50,000	44,815
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (B)	140,460	147,179
Minejesa Capital BV
4.63%, 08/10/2030 (B)	165,416	164,920
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	52,000	53,629
National Central Cooling Co. PJSC
2.50%, 10/21/2027 (B)	200,000	192,744
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	91,000	91,293
4.15%, 08/25/2028	25,000	25,053
4.75%, 02/07/2028	37,000	37,538
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	25,000	26,577
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	36,000	36,389
5.30%, 03/15/2032	92,000	95,883
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	455,000	424,736
5.75%, 01/15/2034 (A)	50,000	50,352
6.00%, 01/15/2036 (A)	25,000	25,430
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	50,000	48,978
Pacific Gas & Electric Co.
4.30%, 03/15/2045	50,000	40,237
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
Fixed until 06/17/2030, 7.38% (C), 09/15/2055	$ 1,269,000	$ 1,333,119
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	315,000	307,132
PG&E Corp.
Fixed until 12/15/2029, 7.38% (C), 03/15/2055	1,000,000	1,028,525
PPL Capital Funding, Inc.
5.25%, 09/01/2034	29,000	29,733
Public Service Co. of Colorado
3.70%, 06/15/2028	332,000	330,161
Public Service Electric & Gas Co.
4.85%, 08/01/2034	25,000	25,252
SAEL Ltd.
7.80%, 07/31/2031 (B)	188,480	190,824
Sempra
Fixed until 01/01/2031, 6.38% (C), 04/01/2056	408,000	419,224
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	117,000	119,978
6.50%, 02/01/2036 (A)	117,000	121,177
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	41,000	42,098
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	65,000	64,755
7.75%, 10/15/2031 (A)	215,000	228,165
Wisconsin Power & Light Co.
3.95%, 09/01/2032	93,000	89,501
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(D)	375,000	385,750
		9,978,102
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	150,000	148,115
WESCO Distribution, Inc.
6.38%, 03/15/2033 (A)	147,000	153,561
		301,676
Electronic Equipment, Instruments & Components - 0.5%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	135,000	140,658
5.60%, 05/29/2034	104,000	108,895
Amphenol Corp.
3.90%, 11/15/2028 (F)	52,000	51,761
4.13%, 11/15/2030 (F)	54,000	53,572
Honeywell International, Inc.
1.75%, 09/01/2031	22,000	19,112
Imola Merger Corp.
4.75%, 05/15/2029 (A)	185,000	182,355
Trimble, Inc.
6.10%, 03/15/2033	267,000	286,318
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	210,000	202,804
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA
5.00%, 05/09/2035	$ 99,000	$ 100,331
Vontier Corp.
2.95%, 04/01/2031	209,000	190,044
		1,335,850
Energy Equipment & Services - 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	170,000	170,724
6.63%, 09/01/2032 (A)	95,000	97,635
Greenko Dutch BV
3.85%, 03/29/2026 (B)	216,250	213,805
India Cleantech Energy
4.70%, 08/10/2026 (B)	189,750	187,859
Kodiak Gas Services LLC
6.50%, 10/01/2033 (A)	54,000	55,336
6.75%, 10/01/2035 (A)	56,000	57,670
7.25%, 02/15/2029 (A)	185,000	192,110
WBI Operating LLC
6.25%, 10/15/2030 (A)	125,000	124,881
6.50%, 10/15/2033 (A)	90,000	89,988
		1,190,008
Financial Services - 1.8%
Air Lease Corp.
Fixed until 06/15/2026 (E), 4.65% (C)	129,000	127,085
Aircastle Ltd.
Fixed until 06/15/2026 (E), 5.25% (A)(C)	120,000	119,252
Ally Financial, Inc.
6.70%, 02/14/2033 (D)	245,000	255,432
American Express Co.
Fixed until 07/20/2032, 4.92% (C), 07/20/2033	36,000	36,678
Fixed until 01/30/2030, 5.09% (C), 01/30/2031	60,000	61,829
Fixed until 02/16/2027, 5.10% (C), 02/16/2028	193,000	195,399
Fixed until 04/25/2035, 5.67% (C), 04/25/2036	43,000	45,418
Bread Financial Holdings, Inc.
6.75%, 05/15/2031 (A)(F)	110,000	110,753
9.75%, 03/15/2029 (A)	112,000	119,548
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (B)	200,000	212,157
Capital One Financial Corp.
3.75%, 07/28/2026	79,000	78,718
Charles Schwab Corp.
2.45%, 03/03/2027	24,000	23,518
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	328,000	276,276
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	205,000	204,902
EZCORP, Inc.
7.38%, 04/01/2032 (A)	120,000	126,750
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	$ 200,000	$ 206,135
goeasy Ltd.
6.88%, 05/15/2030 - 02/15/2031 (A)	45,000	44,031
7.63%, 07/01/2029 (A)	218,000	219,579
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	129,000	131,267
6.75%, 05/01/2033 (A)	29,000	30,252
7.13%, 04/30/2031 (A)	215,000	225,614
Mastercard, Inc.
4.35%, 01/15/2032	83,000	83,448
Muthoot Finance Ltd.
6.38%, 03/02/2030 (A)	200,000	203,212
Nomura Holdings, Inc.
Fixed until 07/15/2030 (E), 7.00% (C), 07/15/2030	200,000	207,077
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030 (A)	215,000	226,492
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	200,000	207,152
Power Finance Corp. Ltd.
3.75%, 12/06/2027 (B)	200,000	197,204
REC Ltd.
3.88%, 07/07/2027 (B)	200,000	198,110
Synchrony Financial
5.15%, 03/19/2029	111,000	112,705
Fixed until 03/06/2030, 5.45% (C), 03/06/2031	32,000	32,551
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	200,000	209,293
		4,527,837
Food Products - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)(F)	64,000	64,506
5.75%, 03/31/2034 (A)(F)	211,000	211,930
6.25%, 03/15/2033 (A)	65,000	66,816
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	216,000	196,977
Gruma SAB de CV
5.39%, 12/09/2034 (B)	200,000	204,998
Hershey Co.
4.55%, 02/24/2028	41,000	41,672
Hormel Foods Corp.
4.80%, 03/30/2027	72,000	72,780
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 04/27/2032 (B)	200,000	186,871
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
6.25%, 03/01/2056 (B)	200,000	201,318
Kellanova
7.45%, 04/01/2031	132,000	151,707
Kraft Heinz Foods Co.
5.20%, 03/15/2032	41,000	42,045
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 38,000	$ 38,311
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(E)	1,770,000	1,536,282
Mars, Inc.
4.65%, 04/20/2031 (A)	79,000	80,462
Performance Food Group, Inc.
5.50%, 10/15/2027 (A)	200,000	200,043
Sysco Corp.
5.10%, 09/23/2030	80,000	82,471
		3,379,189
Gas Utilities - 0.4%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (C), 10/15/2054 (A)	1,000,000	1,025,136
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	72,000	76,212
		1,101,348
Health Care Equipment & Supplies - 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	135,000	121,392
2.75%, 09/15/2029	104,000	98,606
Avantor Funding, Inc.
3.88%, 11/01/2029 (A)	165,000	156,711
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	26,000	26,945
5.65%, 11/15/2027	100,000	102,959
Insulet Corp.
6.50%, 04/01/2033 (A)	145,000	151,068
Medline Borrower LP
3.88%, 04/01/2029 (A)	240,000	233,114
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	52,000	51,976
5.00%, 01/31/2029	48,000	49,395
		992,166
Health Care Providers & Services - 0.9%
Cigna Group
2.38%, 03/15/2031	44,000	39,630
4.38%, 10/15/2028	46,000	46,289
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	203,000	211,736
DaVita, Inc.
6.75%, 07/15/2033 (A)	200,000	207,367
Elevance Health, Inc.
2.88%, 09/15/2029	169,000	160,929
HCA, Inc.
3.38%, 03/15/2029	14,000	13,618
3.50%, 09/01/2030	132,000	126,824
5.45%, 04/01/2031	52,000	54,121
5.50%, 03/01/2032	60,000	62,618
Humana, Inc.
4.88%, 04/01/2030	96,000	97,316
5.88%, 03/01/2033	489,000	515,342
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.
5.00%, 12/15/2034	$ 72,000	$ 72,725
Roche Holdings, Inc.
5.49%, 11/13/2030 (A)	243,000	257,650
Select Medical Corp.
6.25%, 12/01/2032 (A)(D)	160,000	162,304
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	102,000	107,192
UnitedHealth Group, Inc.
4.90%, 04/15/2031	56,000	57,408
5.15%, 07/15/2034	59,000	60,638
		2,253,707
Health Care REITs - 0.0% *
National Health Investors, Inc.
5.35%, 02/01/2033	16,000	15,822
Hotel & Resort REITs - 0.1%
Service Properties Trust
Zero Coupon, 09/30/2028 (A)	10,000	8,815
8.88%, 06/15/2032	205,000	202,311
		211,126
Hotels, Restaurants & Leisure - 2.1%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	207,568
Carnival Corp.
5.75%, 08/01/2032 (A)	30,000	30,818
6.00%, 05/01/2029 (A)	439,000	445,585
6.13%, 02/15/2033 (A)	151,000	155,707
Flutter Treasury DAC
5.88%, 06/04/2031 (A)	210,000	212,625
Fortune Star BVI Ltd.
8.50%, 05/19/2028 (B)	300,000	313,491
Gohl Capital Ltd.
4.25%, 01/24/2027 (B)	200,000	197,972
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	315,000	302,468
Light & Wonder International, Inc.
6.25%, 10/01/2033 (A)	155,000	154,315
Marriott International, Inc.
2.85%, 04/15/2031	181,000	166,727
5.50%, 04/15/2037	32,000	32,856
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	221,575
5.38%, 12/04/2029 (B)	200,000	196,956
NCL Corp. Ltd.
5.88%, 01/15/2031 (A)	12,000	11,994
6.25%, 09/15/2033 (A)	5,000	5,057
6.75%, 02/01/2032 (A)	10,000	10,276
7.75%, 02/15/2029 (A)	435,000	465,271
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	250,000	246,630
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	$ 335,000	$ 343,948
Sands China Ltd.
2.85%, 03/08/2029	200,000	189,169
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)(D)	250,000	245,204
Station Casinos LLC
6.63%, 03/15/2032 (A)	252,000	256,124
Studio City Finance Ltd.
5.00%, 01/15/2029 (B)	250,000	239,381
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	155,000	150,902
6.13%, 09/01/2033 (A)	126,000	127,374
Voyager Parent LLC
9.25%, 07/01/2032 (A)	265,000	277,821
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	225,000	180,614
		5,388,428
Industrial REITs - 0.0% *
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	29,000	29,452
Insurance - 1.7%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	213,000	218,444
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	205,000	210,225
Aon North America, Inc.
5.30%, 03/01/2031	336,000	349,652
Arthur J Gallagher & Co.
4.85%, 12/15/2029	43,000	43,892
5.45%, 07/15/2034	210,000	217,903
Assurant, Inc.
5.55%, 02/15/2036	67,000	67,697
Athene Global Funding
1.73%, 10/02/2026 (A)	43,000	42,052
4.86%, 08/27/2026 (A)	83,000	83,399
5.32%, 11/13/2031 (A)	127,000	129,646
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	129,000	132,375
Chubb INA Holdings LLC
4.65%, 08/15/2029	132,000	134,606
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	19,000	19,313
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	700,000	731,846
Hanover Insurance Group, Inc.
5.50%, 09/01/2035	30,000	30,475
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/2031 (A)	265,000	273,131
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (A)	$ 122,000	$ 128,128
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,169,507
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	62,000	62,628
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	52,000	52,395
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	185,000	191,193
Willis North America, Inc.
4.65%, 06/15/2027	117,000	117,713
		4,406,220
Internet & Catalog Retail - 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	200,000	187,267
Alphabet, Inc.
0.80%, 08/15/2027	225,000	213,945
Amazon.com, Inc.
3.30%, 04/13/2027	59,000	58,575
4.65%, 12/01/2029 (D)	399,000	409,133
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	33,000	33,972
7.13%, 09/30/2030 (A)	140,000	144,485
GrubHub Holdings, Inc.
PIK Rate 7.00%, Cash Rate 0.00%, 07/31/2030 (A)(G)	227,360	191,571
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/2028 (A)	200,000	190,570
5.75%, 05/15/2028 (A)	200,000	190,989
Match Group Holdings II LLC
3.63%, 10/01/2031 (A)	48,000	43,510
4.13%, 08/01/2030 (A)	138,000	129,887
6.13%, 09/15/2033 (A)	80,000	80,537
Meituan
4.63%, 10/02/2029 (A)	200,000	200,467
Meta Platforms, Inc.
4.88%, 11/15/2035 (F)	46,000	46,203
Netflix, Inc.
4.88%, 04/15/2028	189,000	192,892
Prosus NV
4.99%, 01/19/2052 (B)	200,000	163,549
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	250,000	280,407
Uber Technologies, Inc.
4.80%, 09/15/2035	24,000	23,818
		2,781,777
IT Services - 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	48,000	47,328
Apple, Inc.
1.40%, 08/05/2028	399,000	374,576
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035 (D)	$ 82,000	$ 84,929
CA Magnum Holdings
5.38%, 10/31/2026 (B)	265,000	263,294
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	111,000	110,941
4.75%, 04/01/2028	92,000	93,296
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	150,000	156,411
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	52,000	51,591
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	166,000	169,273
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	55,000	50,121
Seagate Data Storage Technology Pte. Ltd.
4.13%, 01/15/2031 (A)	2,000	1,884
8.50%, 07/15/2031 (A)	150,000	159,654
		1,563,298
Machinery - 0.7%
AGCO Corp.
5.45%, 03/21/2027	105,000	106,450
Caterpillar Financial Services Corp.
4.10%, 08/15/2028	120,000	120,543
4.40%, 03/03/2028	50,000	50,560
Caterpillar, Inc.
1.90%, 03/12/2031	364,000	327,094
CNH Industrial Capital LLC
4.50%, 10/16/2030	56,000	55,918
5.10%, 04/20/2029	327,000	334,583
Deere & Co.
5.45%, 01/16/2035	293,000	309,100
Deere Funding Canada Corp.
4.15%, 10/09/2030	53,000	52,885
John Deere Capital Corp.
1.45%, 01/15/2031	210,000	184,218
4.40%, 09/08/2031	83,000	83,690
4.55%, 06/05/2030	10,000	10,154
4.90%, 03/07/2031	46,000	47,435
nVent Finance SARL
2.75%, 11/15/2031	148,000	132,851
Otis Worldwide Corp.
5.13%, 09/04/2035	36,000	36,546
		1,852,027
Media - 1.5%
Belo Corp.
7.75%, 06/01/2027	200,000	208,854
Cable One, Inc.
4.00%, 11/15/2030 (A)(D)	262,000	206,983
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)(D)	165,000	138,554
4.75%, 03/01/2030 (A)	305,000	290,014
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	$ 184,000	$ 165,039
3.50%, 06/01/2041	85,000	61,314
6.10%, 06/01/2029	67,000	70,040
Comcast Corp.
5.17%, 01/15/2037 (A)	137,000	135,634
Cox Communications, Inc.
5.45%, 09/15/2028 - 09/01/2034 (A)	115,000	115,567
CSC Holdings LLC
4.13%, 12/01/2030 (A)(D)	235,000	144,551
6.50%, 02/01/2029 (A)	245,000	168,506
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	377,000	372,287
Paramount Global
Fixed until 02/28/2027, 6.25% (C), 02/28/2057	283,000	277,340
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(D)	315,000	285,796
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	200,000	190,532
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	305,000	311,955
9.38%, 08/01/2032 (A)	115,000	121,391
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	400,000	357,030
Walt Disney Co.
2.00%, 09/01/2029	83,000	77,196
		3,698,583
Metals & Mining - 1.5%
Anglo American Capital PLC
2.88%, 03/17/2031 (B)	200,000	183,903
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	191,473
Antofagasta PLC
5.63%, 09/09/2035 (A)	200,000	205,476
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	144,000	149,005
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)(D)	325,000	332,310
7.38%, 05/01/2033 (A)	10,000	10,346
7.63%, 01/15/2034 (A)	90,000	93,570
Commercial Metals Co.
3.88%, 02/15/2031	200,000	186,726
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/2031 (A)	213,000	206,157
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	100,000	101,258
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (B)	200,000	166,644
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	207,700
Mineral Resources Ltd.
7.00%, 04/01/2031 (A)(D)	45,000	46,586
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Mineral Resources Ltd. (continued)
9.25%, 10/01/2028 (A)	$ 476,000	$ 499,089
9.25%, 10/01/2028 (B)	65,000	68,153
NCIG Holdings Pty. Ltd.
12.50% (H), 08/26/2031 (B)	100,000	108,786
Novelis Corp.
6.38%, 08/15/2033 (A)	168,000	170,213
Nucor Corp.
5.10%, 06/01/2035	72,000	73,489
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	212,000	204,777
Steel Dynamics, Inc.
5.38%, 08/15/2034	46,000	47,762
Vale Overseas Ltd.
6.40%, 06/28/2054	200,000	208,359
Vedanta Resources Finance II PLC
10.88%, 09/17/2029 (B)	200,000	209,335
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (A)	200,000	209,052
		3,880,169
Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)(D)	320,000	308,000
Arbor Realty SR, Inc.
7.88%, 07/15/2030 (A)	280,000	284,919
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	157,000	165,451
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	210,000	205,901
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	170,000	176,809
		1,141,080
Oil, Gas & Consumable Fuels - 5.6%
Baytex Energy Corp.
7.38%, 03/15/2032 (A)(D)	192,000	189,060
Cheniere Energy Partners LP
5.55%, 10/30/2035 (A)	42,000	42,981
Chevron Corp.
2.24%, 05/11/2030	359,000	332,101
Civitas Resources, Inc.
8.63%, 11/01/2030 (A)	133,000	137,501
9.63%, 06/15/2033 (A)	80,000	85,827
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	165,000	157,032
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	193,000	187,122
8.38%, 01/15/2034 (A)	75,000	73,355
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033 (A)	165,000	167,395
8.63%, 03/15/2029 (A)	124,000	129,422
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
5.40%, 04/18/2034	$ 226,000	$ 230,395
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	196,690	182,552
Enbridge, Inc.
4.60%, 06/20/2028	29,000	29,279
Energy Transfer LP
4.95%, 05/15/2028	189,000	191,783
Fixed until 02/15/2029, 8.00% (C), 05/15/2054	1,000,000	1,067,518
Enterprise Products Operating LLC
4.60%, 01/15/2031	37,000	37,457
Excelerate Energy LP
8.00%, 05/15/2030 (A)	190,000	200,599
Expand Energy Corp.
4.75%, 02/01/2032	79,000	77,553
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	259,914	221,927
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	15,000	15,492
8.88%, 04/15/2030	345,000	363,608
GNL Quintero SA
4.63%, 07/31/2029 (B)	188,320	188,802
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	200,000	210,410
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	445,000	461,166
HF Sinclair Corp.
5.00%, 02/01/2028	35,000	35,029
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	323,000	305,823
6.25%, 04/15/2032 (A)	50,000	47,470
7.25%, 02/15/2035 (A)	15,000	14,449
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	260,000	272,444
ITT Holdings LLC
6.50%, 08/01/2029 (A)	375,000	363,215
KazMunayGas National Co. JSC
3.50%, 04/14/2033 (B)	200,000	181,020
6.38%, 10/24/2048 (B)	200,000	201,861
Kinder Morgan, Inc.
5.40%, 02/01/2034	489,000	503,191
Marathon Petroleum Corp.
5.70%, 03/01/2035	61,000	63,114
MPLX LP
4.80%, 02/15/2031	150,000	151,268
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	106,000	107,481
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	97,251
8.38%, 02/15/2032 (A)	150,000	153,377
Northern Oil & Gas, Inc.
7.88%, 10/15/2033 (A)	155,000	150,970
NuStar Logistics LP
6.38%, 10/01/2030	120,000	124,975
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
6.13%, 01/01/2031	$ 321,000	$ 338,101
6.45%, 09/15/2036	42,000	44,587
ONEOK, Inc.
4.75%, 10/15/2031	71,000	71,004
ORLEN SA
6.00%, 01/30/2035 (B)	200,000	211,261
Pertamina Hulu Energi PT
5.25%, 05/21/2030 (A)	200,000	204,202
Petroleos Mexicanos
10.00%, 02/07/2033	727,000	850,310
Phillips 66 Co.
Fixed until 12/15/2035, 6.20% (C), 03/15/2056	667,000	673,625
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	30,000	30,310
Raizen Fuels Finance SA
6.25%, 07/08/2032 (B)	200,000	170,000
6.45%, 03/05/2034 (B)	200,000	170,250
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	199,500
Strathcona Resources Ltd.
6.88%, 08/01/2026 (A)	270,000	270,347
Sunoco LP
5.63%, 03/15/2031 (A)	35,000	35,023
5.88%, 03/15/2034 (A)	190,000	189,969
Talos Production, Inc.
9.38%, 02/01/2031 (A)	181,000	185,107
TransCanada PipeLines Ltd.
Fixed until 03/01/2030, 7.00% (C), 06/01/2065	1,000,000	1,030,567
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (B)	120,000	120,141
Valaris Ltd.
8.38%, 04/30/2030 (A)	250,000	260,727
Venture Global LNG, Inc.
8.38%, 06/01/2031 (A)	399,000	409,628
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	28,000	30,792
7.75%, 05/01/2035 (A)	162,000	182,803
Vital Energy, Inc.
7.88%, 04/15/2032 (A)(D)	255,000	241,321
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (A)	50,000	50,750
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	156,000	155,681
Williams Cos., Inc.
3.75%, 06/15/2027	94,000	93,438
4.63%, 06/30/2030	59,000	59,439
Woodside Finance Ltd.
5.40%, 05/19/2030	158,000	162,354
		14,194,512
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032 (B)	200,000	207,400
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	$ 48,000	$ 47,227
4.40%, 06/30/2028 (A)	25,000	25,180
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	207,493
Magnera Corp.
4.75%, 11/15/2029 (A)(D)	194,000	161,544
Suzano Netherlands BV
5.50%, 01/15/2036	245,000	244,353
		893,197
Passenger Airlines - 0.3%
Air Canada
3.88%, 08/15/2026 (A)	125,000	124,036
American Airlines, Inc.
7.25%, 02/15/2028 (A)(D)	265,000	271,147
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	15,485	14,198
Southwest Airlines Co.
5.25%, 11/15/2035 (F)	113,000	110,403
United Airlines, Inc.
4.63%, 04/15/2029 (A)	175,000	173,324
		693,108
Personal Care Products - 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	250,000	237,440
Kenvue, Inc.
4.85%, 05/22/2032	55,000	55,721
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	310,000	312,617
Procter & Gamble Co.
2.85%, 08/11/2027	107,000	105,401
3.95%, 01/26/2028	84,000	84,424
		795,603
Pharmaceuticals - 1.3%
AbbVie, Inc.
3.20%, 11/21/2029	346,000	334,221
4.95%, 03/15/2031	64,000	66,184
Astrazeneca Finance LLC
4.85%, 02/26/2029	104,000	106,646
4.88%, 03/03/2028	84,000	85,818
4.90%, 03/03/2030	85,000	87,692
Becton Dickinson & Co.
4.30%, 08/22/2032	64,000	62,964
4.69%, 02/13/2028	79,000	79,845
Cardinal Health, Inc.
4.50%, 09/15/2030	37,000	37,199
Cencora, Inc.
5.13%, 02/15/2034	26,000	26,673
CVS Health Corp.
5.13%, 07/20/2045	181,000	164,491
5.55%, 06/01/2031	107,000	112,301
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	262,000	275,278
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.
3.10%, 05/15/2027	$ 25,000	$ 24,747
4.75%, 02/12/2030	59,000	60,596
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	55,000	55,814
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)(D)	305,000	267,669
12.25%, 04/15/2029 (A)	255,000	275,706
McKesson Corp.
4.95%, 05/30/2032	96,000	98,489
Merck & Co., Inc.
4.30%, 05/17/2030	123,000	124,041
Novartis Capital Corp.
4.00%, 09/18/2031	55,000	54,672
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	200,000	153,307
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	64,000	64,775
5.11%, 05/19/2043	43,000	41,750
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/2029	500,000	546,698
Zoetis, Inc.
5.60%, 11/16/2032	32,000	34,024
		3,241,600
Real Estate Management & Development - 1.0%
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033 (A)	200,000	202,800
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	275,000	277,187
Elect Global Investments Ltd.
4.85%, 12/01/2025 (B)(E)	200,000	149,998
Fixed until 09/11/2030 (E), 7.20% (B)(C)	200,000	209,088
GLP China Holdings Ltd.
2.95%, 03/29/2026 (B)	300,000	295,850
GLP Pte. Ltd.
9.75%, 05/20/2028 (B)(D)	260,000	272,870
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	110,000	116,314
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	246,000	232,885
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (B)	250,000	233,545
NWD MTN Ltd.
4.13%, 07/18/2029 (B)	280,000	205,846
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (B)	320,000	315,581
		2,511,964
Residential REITs - 0.0% *
ERP Operating LP
4.95%, 06/15/2032	15,000	15,371
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.
5.88%, 10/01/2033 (A)	$ 135,000	$ 137,333
Applied Materials, Inc.
4.60%, 01/15/2036	43,000	42,529
4.80%, 06/15/2029	287,000	294,289
Broadcom, Inc.
2.45%, 02/15/2031	216,000	196,847
3.19%, 11/15/2036 (A)	43,000	36,698
4.90%, 07/15/2032	51,000	52,137
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	200,000	206,498
Intel Corp.
4.15%, 08/05/2032	46,000	44,431
QUALCOMM, Inc.
4.75%, 05/20/2032	39,000	39,814
SK Hynix, Inc.
2.38%, 01/19/2031 (B)	400,000	362,480
Texas Instruments, Inc.
4.60%, 02/15/2028	176,000	178,740
		1,591,796
Software - 0.6%
Adobe, Inc.
4.75%, 01/17/2028	103,000	104,965
4.85%, 04/04/2027	32,000	32,444
Capstone Borrower, Inc.
8.00%, 06/15/2030 (A)	260,000	265,263
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	306,000	308,310
6.63%, 08/15/2033 (A)	85,000	85,195
Fiserv, Inc.
5.15%, 08/12/2034	59,000	58,572
Open Text Corp.
3.88%, 12/01/2029 (A)	160,000	151,419
Oracle Corp.
2.30%, 03/25/2028	195,000	186,492
5.50%, 08/03/2035	53,000	53,605
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	401,300	156,507
Roper Technologies, Inc.
4.25%, 09/15/2028	42,000	42,125
		1,444,897
Transportation Infrastructure - 0.3%
CSX Corp.
3.25%, 06/01/2027	73,000	72,142
Federal Express Corp. Pass-Through Trust
1.88%, 08/20/2035	34,434	30,158
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	96,000	99,034
5.35%, 03/30/2029 (A)	26,000	26,751
6.05%, 08/01/2028 (A)	83,000	86,597
6.20%, 06/15/2030 (A)	114,000	121,913
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	198,000	187,075
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	$ 214,000	$ 226,322
		849,992
Total Corporate Debt Securities (Cost $118,107,155)		119,372,562
LOAN ASSIGNMENTS - 17.0%
Aerospace & Defense - 0.3%
Phoenix Aviation Capital LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.11% (C), 10/28/2030	218,136	215,137
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.34% (C), 01/15/2027	313,930	314,420
TransDigm, Inc. Term Loan M, 3-Month Term SOFR + 2.50%, 6.50% (C), 08/19/2032	164,711	164,757
		694,314
Automobile Components - 0.4%
American Axle and Manufacturing, Inc. Term Loan C, TBD, 02/24/2032 (F)(I)	262,003	260,201
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 01/28/2032	306,919	305,896
First Brands Group LLC
Term Loan, 1-Month Term SOFR + 7.00%, 11.13% (C), 11/03/2025	104,931	42,068
Term Loan, 3-Month Term SOFR + 10.00%, 14.13% (C), 06/29/2026	$ 55,486	58,815

Term Loan, 3-Month Term SOFR + 5.00%, 9.10% (C),03/30/2027 (J)	203,510	21,792
IXS Holdings, Inc. Repriced Term Loan B, 9.46% (C), 09/05/2029 (F)	209,475	207,555
		896,327
Banks - 0.0% *
Chrysaor Bidco SARL Term Loan B, 3-Month Term SOFR + 3.25%, 7.14% (C), 10/30/2031	99,672	99,921
Beverages - 0.1%
Pegasus BidCo BV Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.76% (C), 07/12/2029	314,798	314,601
Building Products - 0.4%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 8.90% (C), 12/29/2028	173,600	173,708
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.00% (C), 03/14/2031	$ 5,100	$ 5,100
Term Loan, 1-Month Term SOFR + 3.00%, 6.99% (C), 03/14/2031	173,195	173,195

Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 7.25% (C), 12/22/2031	143,182	143,489
Potters Industries LLC Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 6.96% (C), 12/14/2027	196,781	197,273
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 6.21% (C), 02/10/2032	56,032	56,075
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.21% (C), 04/14/2031	204,892	205,084
		953,924
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.75% (C), 09/30/2031	248,912	249,160
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.46% (C), 07/31/2031	337,001	334,474
		583,634
Chemicals - 0.1%
Nouryon Finance BV Term Loan B1, 6-Month Term SOFR + 3.25%, 7.04% (C), 04/03/2028	198,486	197,907
Commercial Services & Supplies - 2.7%
Action Environmental Group, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.25% (C), 10/24/2030	338,955	338,531
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.31% (C), 08/20/2032	361,513	362,725
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 07/16/2032	322,266	317,835
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.50%, 6.74% (C), 10/16/2031	113,526	113,999
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.95% (C), 02/23/2029	197,995	183,022
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 10/01/2031	$ 407,096	$ 407,520
Fleet Midco I Ltd. 1st Lien Term Loan B, 6-Month Term SOFR + 2.50%, 6.54% (C), 02/21/2031	108,803	108,803
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.05% (C), 02/01/2029	235,011	234,717
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.67% (C), 03/03/2032	368,829	368,521
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 9.01% (C), 05/29/2028	205,104	162,289
Herc Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.11% (C), 06/02/2032	39,612	39,730
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 7.74% (C), 06/30/2028	360,748	296,716
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 6.03% (C), 10/21/2030	198,990	198,741
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.69% (C), 10/07/2032	341,080	333,903
KUEHG Corp. Term Loan, 3-Month Term SOFR + 2.75%, 6.75% (C), 06/12/2030	147,872	147,317
Madison IAQ LLC Term Loan B, 6-Month Term SOFR + 3.25%, 7.45% (C), 05/06/2032	185,172	185,403
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.20% (C), 05/04/2028	383,721	384,321
Moneygram International, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 8.81% (C), 06/03/2030	318,819	281,457
PG Investment Co. 59 SARL Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 03/26/2031	248,747	249,369
Prometric Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.71% (C), 06/25/2032	188,611	189,271
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Reworld Holding Corp. 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.27% (C), 01/15/2031	$ 146,225	$ 145,859
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.46% (C), 11/14/2030	264,329	263,007
Shift4 Payments LLC Term Loan, 3-Month Term SOFR + 2.50%, 6.50% (C), 06/30/2032	37,523	37,730
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.25% (C), 10/04/2030	236,514	237,105
Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.00% (C), 10/24/2031	258,700	259,347
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.53% (C), 06/10/2032	231,150	232,017
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.00% (C), 12/02/2030	206,502	197,812
VM Consolidated, Inc. Term Loan, 1-Month Term SOFR + 2.00%, 5.96% (C), 10/01/2032	124,802	125,426
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 01/30/2031	194,809	194,218
Xplor T1 LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.50% (C), 06/24/2031	134,193	134,193
XPLOR T1 LLC Term Loan, 7.34%, 06/24/2032 (F)	187,269	187,035
		6,917,939
Communications Equipment - 0.4%
Altice Financing SA Term Loan, 3-Month Term SOFR + 5.00%, 8.90% (C), 10/31/2027	356,715	280,913
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.46% (C), 09/27/2029	200,926	199,671
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.58% (C), 03/02/2029	328,348	325,474
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.58% (C), 03/11/2030	272,054	258,791
		1,064,849
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering - 0.4%
Brown Group Holding LLC Term Loan B2, 1-Month Term SOFR + 2.75%, 3-Month Term SOFR + 2.75%, 6.95% (C), 07/01/2031	$ 130,473	$ 130,839
Construction Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 11/03/2031	183,732	183,732
Green Infrastructure Partners, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.75% (C), 09/24/2032	114,653	114,510
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.33% (C), 06/23/2028	208,694	199,999
Service Logic Acquisition, Inc. Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 3-Month Term SOFR + 3.00%, 6.84% (C), 10/29/2027	314,980	314,192
Tecta America Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 6.97% (C), 02/18/2032	54,249	54,372
		997,644
Consumer Staples Distribution & Retail - 1.4%
BCPE Grill Parent Term Loan B, 3-Month Term SOFR + 4.75%, 8.75% (C), 09/30/2030	281,086	267,558
Boots Group Bidco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 7.71% (C), 08/30/2032	200,000	200,750
Dave & Buster's, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.25% (C), 06/29/2029	294,898	269,990
EG America LLC Repriced Term Loan, 3-Month Term SOFR + 3.50%, 7.70% (C), 02/07/2028	278,955	280,263
Gulfside Supply, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.00% (C), 06/17/2031	215,555	212,861
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.70% (C), 02/19/2030	223,000	222,721
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.88% (C), 06/06/2031	316,829	305,661
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.49% (C), 03/15/2031	195,051	195,355
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV
Term Loan B, Prime Rate + 1.25%, 8.50% (C), 09/29/2032	$ 118,721	$ 118,573
Term Loan B5B, 3-Month Term SOFR + 2.50%, 6.50% (C), 07/01/2031	171,793	172,169

Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.51% (C), 03/03/2028	368,078	362,235
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.03% (C), 08/18/2032	196,565	194,026
QXO, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.96% (C), 04/30/2032	150,568	150,709
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.81% (C), 10/15/2028	335,488	321,230
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 08/03/2028	205,223	205,597
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.21% (C), 10/19/2029	173,684	173,980
		3,653,678
Containers & Packaging - 0.6%
Berlin Packaging LLC Term Loan B7, 1-Month Term SOFR + 3.25%, 3-Month Term SOFR + 3.25%, 7.25% (C), 06/07/2031	164,175	164,008
Charter NEX U.S., Inc. Term Loan B1, 1-Month Term SOFR + 2.75%, 6.80% (C), 11/29/2030	157,323	157,825
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 3.18%, 7.14% (C), 04/13/2029	198,538	198,400
Term Loan B, 1-Month Term SOFR + 3.25%, 7.21% (C), 04/01/2032	89,658	89,423

IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.69% (C), 06/28/2028	282,726	274,024
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)

SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.46% (C), 04/21/2031	$ 268,544	$ 268,740
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.75% (C), 09/15/2028	263,672	256,844
		1,409,264
Distributors - 0.4%
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.96% (C), 05/21/2032	277,475	272,735
PAI Holdco, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.83% (C), 10/28/2027	203,291	168,478
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.46% (C), 12/23/2030	425,549	425,923
Windsor Holdings III LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.73% (C), 08/01/2030	248,125	247,401
		1,114,537
Diversified REITs - 0.1%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.56% (C), 08/09/2026	222,544	212,529
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.96% (C), 09/30/2031	196,518	196,567
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.66% (C), 12/02/2031	259,965	261,374
Pinnacle Buyer LLC Term Loan, 3-Month Term SOFR + 2.50%, 6.49% (C), 10/01/2032	84,144	84,459
		345,833
Energy Equipment & Services - 0.1%
Deep Blue Operating I LLC Term Loan, 1-Month Term SOFR + 2.75%, 6.88% (C), 10/01/2032	119,180	119,181
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.96% (C), 06/04/2029	198,413	195,313
		314,494
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services - 0.8%
Advisor Group, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 6.96% (C), 07/30/2032	$ 193,226	$ 193,364
Apex Group Treasury LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.75% (C), 02/27/2032	401,301	376,219
CFC Bidco Ltd. Term Loan B, 3-Month Term SOFR + 3.75%, 7.74% (C), 07/01/2032	248,075	241,873
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 09/15/2031	355,965	356,632
HighTower Holdings LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 7.07% (C), 02/03/2032	236,432	235,841
IMC Financing LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.53% (C), 06/18/2032	114,899	115,905
Jump Financial LLC 1st Lien Term Loan B, 3-Month Term SOFR + 3.50%, 7.50% (C), 02/26/2032	274,916	275,260
Orion U.S. Finco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 7.43% (C), 10/08/2032	159,017	159,680
		1,954,774
Food Products - 0.2%
Froneri Lux Finco SARL Term Loan, 6-Month Term SOFR + 2.50%, 6.44% (C), 08/02/2032	171,118	170,916
Upfield BV Term Loan B12, 6-Month Term SOFR + 3.75%, 8.30% (C), 12/31/2027	270,209	252,646
		423,562
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.00%, 5.96% (C), 10/23/2030	237,142	237,161
Health Care Providers & Services - 0.6%
Bella Holding Co. LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.96% (C), 05/10/2028	358,886	359,399
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.30% (C), 02/11/2028	272,937	271,800
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
LifePoint Health, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.75%, 3-Month Term SOFR + 3.75%, 7.65% (C), 05/19/2031	$ 412,710	$ 412,646
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.96% (C), 05/06/2031	183,649	184,475
Sotera Health Holdings LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.34% (C), 05/30/2031	379,019	380,914
		1,609,234
Hotels, Restaurants & Leisure - 1.1%
Aimbridge Acquisition Co., Inc.
1st Lien Term Loan, 1-Month Term SOFR + 1.50%, 5.65% (C), 03/11/2030	14,938	14,863
Term Loan, 1-Month Term SOFR + 5.50%, 9.65% (C), 03/11/2030	27,359	27,359

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.96% (C), 03/24/2032	313,802	313,998
GBT U.S. III LLC Term Loan B1, 3-Month Term SOFR + 2.50%, 6.36% (C), 07/25/2031	248,747	249,006
Herschend Entertainment Co. LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.21% (C), 05/27/2032	140,350	140,788
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 8.24% (C), 08/01/2030	236,013	221,188
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.62% (C), 02/20/2030	299,431	300,479
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 6.93% (C), 04/04/2029	237,979	235,004
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 5.96% (C), 12/04/2031	157,770	157,376
Showtime Acquisition LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.75%, 8.94% (C), 08/16/2031	262,850	262,521
TKO Worldwide Holdings LLC Term Loan, 3-Month Term SOFR + 2.00%, 6.04% (C), 11/21/2031	87,470	87,628
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 12/14/2029	260,425	260,844
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Turquoise Topco Ltd. Term Loan B, TBD, 07/31/2032 (F)(I)	$ 238,855	$ 236,467
Voyager Parent LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.75% (C), 07/01/2032	324,928	324,421
		2,831,942
Household Durables - 0.2%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.13% (C), 07/31/2028	316,555	317,000
Weber-Stephen Products LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.74% (C), 10/01/2032	191,154	190,597
		507,597
Insurance - 1.1%
Acrisure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.21% (C), 06/21/2032	134,905	135,073
Alliant Holdings Intermediate LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 09/19/2031	205,145	204,889
AmWINS Group, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 6.25% (C), 01/30/2032	230,584	230,815
Asurion LLC
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.33% (C), 01/20/2029	355,548	338,363
Term Loan B11, 1-Month Term SOFR + 4.25%, 8.33% (C), 08/19/2028	304,534	305,524
Term Loan B13, 1-Month Term SOFR + 4.25%, 8.21% (C), 09/19/2030	174,562	173,799

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.75%, 6.71% (C), 06/13/2031	248,188	248,684
Howden Group Holdings Ltd.
Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 02/15/2031	314,671	315,064
Term Loan B, 1-Month Term SOFR + 3.50%, 7.46% (C), 04/18/2030	48,915	49,119

HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.25%, 6.12% (C), 06/20/2030	250,760	251,452
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)

Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 07/31/2031	$ 236,670	$ 236,565
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.75% (C), 05/06/2031 (F)	216,986	216,443
		2,705,790
Internet & Catalog Retail - 0.3%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.25%, 6.09% (C), 11/08/2032	265,200	265,552
Proofpoint, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 6.96% (C), 08/31/2028	235,942	236,713
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 8.71% (C), 03/15/2030 (F)	232,977	232,006
		734,271
IT Services - 0.6%
Ahead DB Holdings LLC Term Loan B4, 3-Month Term SOFR + 2.75%, 6.75% (C), 02/03/2031	193,231	193,623
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.21% (C), 09/29/2031	146,653	145,248
Fortress Intermediate 3, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.11% (C), 06/27/2031	299,246	297,750
Nielsen Consumer, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 2.50%, 6.46% (C), 10/31/2030	284,454	284,098
Peraton Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.69% (C), 02/01/2028	260,734	224,464
Trio Bidco, Inc.
Delayed Draw Term Loan, TBD, 10/08/2032 (F)(I)	18,279	18,165
Term Loan B, TBD, 10/08/2032 (F)(I)	173,652	172,567

Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.25%, 9.35% (C), 08/18/2028	332,835	317,917
		1,653,832
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 0.5%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.06% (C), 03/25/2031	$ 284,745	$ 283,855
TK Elevator Midco GmbH Term Loan B, 6-Month Term SOFR + 3.00%, 7.20% (C), 04/30/2030	314,547	316,267
Victory Buyer LLC Term Loan, 1-Month Term SOFR + 3.75%, 7.83% (C), 11/19/2028	282,802	283,038
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.25%, 6.38% (C), 01/27/2031	292,057	292,622
		1,175,782
Media - 0.5%
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 7.15% (C), 01/31/2032	260,000	251,318
CSC Holdings LLC Term Loan B5, Prime Rate + 1.50%, 8.50% (C), 04/15/2027	103,610	97,329
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.03% (C), 04/11/2029	292,320	282,271
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.50%, 6.69% (C), 02/15/2032	146,624	146,135
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 7.05% (C), 03/31/2031	426,000	416,468
		1,193,521
Metals & Mining - 0.0% *
Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026 (J)(K)(L)(M)	108,713	107,082
Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.28% (C), 06/13/2030	233,716	233,715
Blackstone Mortgage Trust, Inc. Term Loan B6, 1-Month Term SOFR + 3.00%, 6.96% (C), 12/10/2030	227,641	228,685
KREF Holdings X LLC Term Loan, 1-Month Term SOFR + 2.50%, 6.55% (C), 03/05/2032	178,838	178,726
		641,126
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.2%
M6 ETX Holdings II Midco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.46% (C), 04/01/2032	$ 293,046	$ 293,339
Stonepeak Bayou Holdings LP Term Loan B, 3-Month Term SOFR + 2.75%, 6.74% (C), 10/01/2032	127,574	113,541
		406,880
Passenger Airlines - 0.4%
American Airlines, Inc.
1st Lien Term Loan, 6-Month Term SOFR + 2.25%, 6.26% (C), 06/04/2029	55,974	55,808
1st Lien Term Loan B, 6-Month Term SOFR + 2.25%, 6.50% (C), 02/15/2028	156,768	156,245
Term Loan, 3-Month Term SOFR + 2.25%, 6.13% (C), 04/20/2028	73,331	73,285
Term Loan B, 3-Month Term SOFR + 3.25%, 7.13% (C), 05/28/2032	183,193	183,804

United Airlines, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.00%, 6.20% (C), 02/22/2031	208,583	208,844
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.25%, 7.25% (C), 02/14/2031	415,172	416,135
		1,094,121
Personal Care Products - 0.1%
Opal Bidco SAS 1st Lien Term Loan B, 3-Month Term SOFR + 3.25%, 6.90% (C), 04/28/2032	191,805	192,555
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.46% (C), 08/01/2032	146,268	147,182
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 9.00% (C), 10/13/2029	268,087	233,523
		380,705
Real Estate Management & Development - 0.2%
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 1-Month Term SOFR + 2.50%, 6.46% (C), 01/31/2030	86,644	86,753
	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
Term Loan B3, 1-Month Term SOFR + 2.75%, 6.71% (C), 01/31/2030	$ 137,219	$ 137,562

Greystar Real Estate Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.48% (C), 08/21/2030	298,496	298,496
		522,811
Software - 1.2%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 02/15/2029	319,187	317,591
Boxer Parent Co., Inc.
2nd Lien Term Loan, 3-Month Term SOFR + 5.75%, 9.95% (C), 07/30/2032	75,000	72,281
Term Loan B, 3-Month Term SOFR + 3.00%, 7.20% (C), 07/30/2031	199,769	198,333

Clearwater Analytics LLC Term Loan B, 6-Month Term SOFR + 2.25%, 6.46% (C), 04/21/2032	55,002	54,898
Cloud Software Group, Inc.
Term Loan B, 3-Month Term SOFR + 3.25%, 7.25% (C), 03/21/2031	263,479	263,369
Term Loan B, 3-Month Term SOFR + 3.25%, 7.25% (C), 08/13/2032	70,493	70,460

Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 9.30% (C), 07/02/2026	156,643	148,811
CoreLogic, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.58% (C), 06/02/2028	247,554	246,997
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 2.75%, 6.88% (C), 05/01/2031	237,055	227,572
PointClickCare Technologies, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.75% (C), 11/03/2031	59,456	59,530
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.25%, 7.25% (C), 10/26/2030	251,615	251,406
2nd Lien Term Loan, 3-Month Term SOFR + 5.00%, 9.00% (C), 05/09/2033	45,004	43,766

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)

Project Boost Purchaser LLC Refinancing Term Loan, 3-Month Term SOFR + 2.75%, 6.61% (C), 07/16/2031	$ 316,780	$ 315,790
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.91% (C), 05/15/2028	248,700	110,361
RealPage, Inc.
1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 7.26% (C), 04/24/2028	152,517	152,157
Term Loan, 3-Month Term SOFR + 3.75%, 7.75% (C), 04/24/2028	77,850	78,006

Storable Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.21% (C), 04/16/2031	263,744	264,624
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.34% (C), 02/10/2031	168,947	168,813
		3,044,765
Textiles, Apparel & Luxury Goods - 0.3%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.21% (C), 12/21/2028	244,646	244,210
Beach Acquisition Bidco LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.27% (C), 09/12/2032	160,207	160,874
Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.71% (C), 03/07/2032	66,148	66,313
Varsity Brands, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 7.03% (C), 08/26/2031	405,955	406,666
		878,063
Transportation Infrastructure - 0.4%
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.34% (C), 12/19/2030	210,116	203,069
PODS LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.08% (C), 03/31/2028	333,523	326,696
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.16% (C), 04/09/2032	$ 165,029	$ 164,763
Third Coast Infrastructure LLC Repriced Term Loan B, 1-Month Term SOFR + 3.75%, 7.71% (C), 09/25/2030	286,864	285,430
		979,958
Total Loan Assignments (Cost $43,729,352)		43,243,494
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	1,951,140	1,586,374
2.50%, 01/01/2037 - 05/01/2052	2,258,009	2,010,234
3.00%, 07/01/2052 - 09/01/2052	3,790,151	3,363,632
5.00%, 06/01/2055	1,474,866	1,467,783
5.50%, 08/01/2053 - 05/01/2055	5,069,372	5,122,418
6.00%, 02/01/2054	773,411	791,541
Federal National Mortgage Association
2.50%, 04/01/2037 - 05/01/2052	16,599,136	14,714,491
4.50%, 05/01/2053 - 07/01/2053	3,092,326	3,024,998
5.00%, 03/01/2054 - 11/01/2054	2,402,560	2,393,050
5.50%, 09/01/2053	1,257,026	1,273,765
Government National Mortgage Association
2.50%, 07/20/2051	1,154,119	999,402
3.00%, 09/20/2051 - 02/20/2052	3,469,996	3,120,251
5.50%, 02/20/2055	1,927,794	1,944,633
Total U.S. Government Agency Obligations (Cost $40,399,929)		41,812,572
ASSET-BACKED SECURITIES - 6.7%
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 7.88% (C), 04/20/2038 (A)	2,000,000	1,994,428
Arini U.S. CLO II Ltd.
Series 2A, Class D, 3-Month Term SOFR + 3.25%, 7.54% (C), 03/31/2038 (A)	775,000	779,511
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 5.00%, 8.86% (C), 04/22/2035 (A)	800,000	804,387
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 7.90% (C), 04/15/2038 (A)	2,000,000	2,003,220
Dryden 87 CLO Ltd.
Series 2021-87A, Class D2R, 3-Month Term SOFR + 4.35%, 8.57% (C), 08/20/2038 (A)	1,000,000	1,011,000
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.25% (C), 08/20/2034 (A)	2,125,000	2,106,595
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
LCM 41 Ltd.
Series 41A, Class D1R, 3-Month Term SOFR + 3.60%, 7.50% (C), 04/15/2036 (A)	$ 2,150,000	$ 2,155,091
Sculptor CLO XXX Ltd.
Series 30A, Class D2R, 3-Month Term SOFR + 4.60%, 8.48% (C), 07/20/2038 (A)	3,750,000	3,782,040
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 7.71% (C), 04/26/2038 (A)	2,300,000	2,283,900
Total Asset-Backed Securities (Cost $16,900,000)		16,920,172
U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury - 3.3%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,211,895
U.S. Treasury Notes
3.75%, 06/30/2027 - 08/31/2031	1,010,000	1,012,803
3.88%, 07/31/2030 - 08/15/2034	497,000	496,628
4.00%, 07/31/2032	230,000	231,662
4.25%, 01/31/2030 - 08/15/2035	525,000	535,826
4.38%, 07/31/2026 - 05/15/2034	1,310,000	1,338,209
4.50%, 05/31/2029 - 12/31/2031	454,100	470,693
Total U.S. Government Obligations (Cost $8,484,693)		8,297,716

	Shares	Value
PREFERRED STOCKS - 2.2%
Automobiles - 0.1%
Ford Motor Co.,
6.20%	7,500	167,850
Banks - 0.4%
Customers Bancorp, Inc.,
5.38%	48,886	1,023,570
Electric Utilities - 0.6%
Brookfield Infrastructure Finance ULC,
7.25%	811	20,413
Xcel Energy, Inc.,
6.25% (N)	63,500	1,587,500
		1,607,913
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38%	872	21,626
Insurance - 0.3%
Aspen Insurance Holdings Ltd.,
7.00% (D)	29,896	752,482
Multi-Utilities - 0.8%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.66% (C)	10,513	269,238
	Shares	Value
PREFERRED STOCKS (continued)
Multi-Utilities (continued)
DTE Energy Co.,
Series H, 6.25% (N)	72,359	$ 1,819,105
		2,088,343
Total Preferred Stocks (Cost $5,828,509)		5,661,784

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 71,000	70,732
Mexico - 0.1%
Mexico Government International Bonds
5.38%, 03/22/2033	200,000	199,840
Mongolia - 0.1%
City of Ulaanbaatar
7.75%, 08/21/2027 (B)	200,000	204,995
Development Bank of Mongolia LLC
8.50%, 07/03/2028 (B)	200,000	204,500
		409,495
Pakistan - 0.1%
Pakistan Government International Bonds
6.00%, 04/08/2026 (B)	200,000	199,230
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (H), 02/15/2038 (A)	200,000	184,499
Supranational - 0.2%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	204,208
African Export-Import Bank
3.80%, 05/17/2031 (B)	200,000	179,732
Asian Development Bank
1.88%, 01/24/2030	104,000	96,521
Inter-American Development Bank
4.00%, 01/12/2028	85,000	85,612
		566,073
Total Foreign Government Obligations (Cost $1,600,296)		1,629,869

	Shares	Value
COMMON STOCKS - 0.0% *
Energy Equipment & Services - 0.0%
Hi Crush Remainco (J)(K)(L)(N)(O)	78	0
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (N)	1,345	90,451
Total Common Stocks (Cost $91,405)		90,451
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 5.4%
Money Market Funds - 5.4%
State Street Institutional U.S. Government Money Market Fund, 4.01% (P)	13,775,466	$ 13,775,466
Total Short-Term Investment Companies (Cost $13,775,466)		13,775,466
OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.02% (P)	7,181,620	7,181,620
Total Other Investment Company (Cost $7,181,620)		7,181,620
Total Investments (Cost $256,098,425)		257,985,706
Net Other Assets (Liabilities) - (1.5)%		(3,781,149)
Net Assets - 100.0%		$ 254,204,557
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	12/19/2025	$13,671,860	$13,858,125	$186,265	$—
INVESTMENT VALUATION:

Valuation Inputs (Q)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$119,372,562	$—	$119,372,562
Loan Assignments	—	43,136,412	107,082	43,243,494
U.S. Government Agency Obligations	—	41,812,572	—	41,812,572
Asset-Backed Securities	—	16,920,172	—	16,920,172
U.S. Government Obligations	—	8,297,716	—	8,297,716
Preferred Stocks	5,661,784	—	—	5,661,784
Foreign Government Obligations	—	1,629,869	—	1,629,869
Common Stocks	—	90,451	0	90,451
Short-Term Investment Companies	13,775,466	—	—	13,775,466
Other Investment Company	7,181,620	—	—	7,181,620
Total Investments	$26,618,870	$231,259,754	$107,082	$257,985,706
Other Financial Instruments
Futures Contracts (S)	$186,265	$—	$—	$186,265
Total Other Financial Instruments	$186,265	$—	$—	$186,265
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $69,388,011, representing 27.3% of the
Fund's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the total value of the Regulation S securities is $16,631,772, representing
6.5% of the Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $7,852,266, collateralized by cash collateral of $7,181,620 and non-cash collateral, such as U.S. government securities of $833,150. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after October 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of October 31, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at October 31, 2025 where the rate will be determined at time of settlement.
(J)	Restricted security. At October 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$0	0.0%
Loan Assignments	First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.10%, 03/30/2027	08/30/2024 - 01/28/2025	299,748	21,792	0.0%*
Loan Assignments	Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026	10/08/2020	13,227	107,082	0.1
			$786,066	$128,874	0.1%

(K)	Security is Level 3 of the fair value hierarchy. At October 31, 2025, the total value of the securities is $107,082, representing 0.0% of the Fund’s net assets.
(L)	Fair valued as determined in good faith in accordance with TAM's procedures. At October 31, 2025, the total value of the securities is $107,082, representing less than 0.1% of the Fund’s net assets.
(M)	Fixed rate loan commitment at October 31, 2025.
(N)	Non-income producing security.
(O)	Security deemed worthless.
(P)	Rate disclosed reflects the yield at October 31, 2025.
(Q)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(R)	Level 3 security was not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $256,098,425) (including securities loaned of $7,852,266)	$257,985,706
Cash	62,488
Cash collateral pledged at broker for:
Futures contracts	598,322
Foreign currency, at value (cost $27,138)	28,157
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	583,859
Net income from securities lending	5,270
Shares of beneficial interest sold	2,163,489
Dividends	996,896
Interest	2,192,225
Tax reclaims	607
Unrealized appreciation on unfunded commitments	156
Total assets	264,617,175
Liabilities:
Cash collateral received upon return of:
Securities on loan	7,181,620
Payables and other liabilities:
Investments purchased	243,935
When-issued, delayed-delivery, forward and TBA commitments purchased	2,484,181
Dividends and/or distributions	312
Shares of beneficial interest redeemed	349,007
Investment management fees	63,948
Distribution and service fees	915
Transfer agent fees	12,519
Trustee and CCO fees	78
Audit and tax fees	30,636
Custody fees	22,202
Legal fees	2,323
Printing and shareholder reports fees	2,022
Registration fees	575
Other accrued expenses	10,631
Variation margin payable on futures contracts	7,714
Total liabilities	10,412,618
Net assets	$254,204,557
Net assets consist of:
Paid-in capital	$344,865,306
Total distributable earnings (accumulated losses)	(90,660,749)
Net assets	$254,204,557
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF ASSETS AND LIABILITIES (continued)
At October 31, 2025
Net assets by class:
Class A	$4,885,478
Class I	138,383,697
Class I2	110,924,912
Class R6	10,470
Shares outstanding (unlimited shares, no par value):
Class A	550,186
Class I	15,608,198
Class I2	12,581,204
Class R6	1,186
Net asset value per share: (A)
Class A	$8.88
Class I	8.87
Class I2	8.82
Class R6	8.83
Maximum offering price per share: (B)
Class A	$9.32

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$1,113,969
Interest income	13,513,003
Net income from securities lending	46,578
Withholding taxes on foreign income	(556)
Total investment income	14,672,994
Expenses:
Investment management fees	1,144,800
Distribution and service fees:
Class A	12,019
Transfer agent fees:
Class A	3,733
Class I	92,958
Class I2	7,956
Trustee and CCO fees	8,651
Audit and tax fees	58,987
Custody fees	148,685
Legal fees	21,676
Printing and shareholder reports fees	30,434
Registration fees	71,659
Other	21,098
Total expenses before waiver and/or reimbursement and recapture	1,622,656
Expenses waived and/or reimbursed:
Class A	(4,620)
Class I	(165,096)
Class I2	(104,905)
Class R6 (A)	(4)
Recapture of previously waived and/or reimbursed fees:
Class A	401
Class I	1,476
Class I2	8,142
Net expenses	1,358,050
Net investment income (loss)	13,314,944
Net realized gain (loss) on:
Investments	(464,725)
Futures contracts	(796,942)
Forward foreign currency contracts	104,879
Foreign currency transactions	21,157
Net realized gain (loss)	(1,135,631)
Net change in unrealized appreciation (depreciation) on:
Investments	1,381,107
Unfunded commitments	80
Futures contracts	1,035,751
Translation of assets and liabilities denominated in foreign currencies	6,015
Net change in unrealized appreciation (depreciation)	2,422,953
Net realized and change in unrealized gain (loss)	1,287,322
Net increase (decrease) in net assets resulting from operations	$14,602,266

(A)	Commenced operations on June 2, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$13,314,944	$16,733,073
Net realized gain (loss)	(1,135,631)	(2,300,040)
Net change in unrealized appreciation (depreciation)	2,422,953	17,943,174
Net increase (decrease) in net assets resulting from operations	14,602,266	32,376,207
Dividends and/or distributions to shareholders:
Class A	(267,051)	(122,663)
Class I	(5,184,753)	(2,190,477)
Class I2	(6,288,563)	(12,176,396)
Class R6 (A)	(242)	—
Return of capital:
Class A	—	(21,229)
Class I	—	(379,092)
Class I2	—	(2,107,283)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(11,740,609)	(16,997,140)
Capital share transactions:
Proceeds from shares sold:
Class A	4,705,424	2,799,520
Class I	119,519,849	28,351,790
Class R6 (A)	10,000	—
	124,235,273	31,151,310
Dividends and/or distributions reinvested:
Class A	266,715	143,743
Class I	5,184,088	2,569,549
Class I2	6,288,563	14,247,831
Class R6 (A)	242	—
	11,739,608	16,961,123
Cost of shares redeemed:
Class A	(4,168,482)	(420,035)
Class I	(35,248,423)	(22,121,158)
Class I2	—	(510,473,826)
	(39,416,905)	(533,015,019)
Net increase (decrease) in net assets resulting from capital share transactions	96,557,976	(484,902,586)
Net increase (decrease) in net assets	99,419,633	(469,523,519)
Net assets:
Beginning of year	154,784,924	624,308,443
End of year	$254,204,557	$154,784,924
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	536,539	313,047
Class I	13,668,779	3,201,817
Class R6 (A)	1,159	—
	14,206,477	3,514,864
Shares reinvested:
Class A	30,401	16,241
Class I	590,657	290,413
Class I2	721,534	1,622,786
Class R6 (A)	27	—
	1,342,619	1,929,440
Shares redeemed:
Class A	(473,945)	(47,299)
Class I	(4,013,238)	(2,516,880)
Class I2	—	(59,247,412)
	(4,487,183)	(61,811,591)
Net increase (decrease) in shares outstanding:
Class A	92,995	281,989
Class I	10,246,198	975,350
Class I2	721,534	(57,624,626)
Class R6 (A)	1,186	—
	11,061,913	(56,367,287)

(A)	Commenced operations on June 2, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.80	$8.48	$8.66	$10.27	$9.89
Investment operations:
Net investment income (loss) (A)	0.54	0.59	0.40	0.27	0.32
Net realized and unrealized gain (loss)	0.03	0.36	(0.18)	(1.10)	0.38
Total investment operations	0.57	0.95	0.22	(0.83)	0.70
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.49)	(0.54)	(0.36)	(0.18)	(0.32)
Net realized gains	—	—	—	(0.47)	—
Return of capital	—	(0.09)	(0.04)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.49)	(0.63)	(0.40)	(0.78)	(0.32)
Net asset value, end of year	$8.88	$8.80	$8.48	$8.66	$10.27
Total return (D)	6.69%	11.34%	2.46%	(8.84)%(C)	7.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,886	$4,022	$1,486	$1,329	$442
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.08%	1.13%	1.03%	1.04%	1.08%
Including waiver and/or reimbursement and recapture	0.99%	1.11%(F)	1.02%	1.04%(G)	1.05%
Net investment income (loss) to average net assets	6.17%	6.68%	4.53%	2.94%	3.07%
Portfolio turnover rate (H)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Includes interest expense outside the operating expense limit.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 65%, 223%, 204%, 8% and 70%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.79	$8.47	$8.64	$10.28	$9.89
Investment operations:
Net investment income (loss) (A)	0.59	0.60	0.42	0.29	0.34
Net realized and unrealized gain (loss)	0.01	0.37	(0.18)	(1.11)	0.39
Total investment operations	0.60	0.97	0.24	(0.82)	0.73
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.52)	(0.55)	(0.37)	(0.21)	(0.34)
Net realized gains	—	—	—	(0.47)	—
Return of capital	—	(0.10)	(0.04)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.52)	(0.65)	(0.41)	(0.82)	(0.34)
Net asset value, end of year	$8.87	$8.79	$8.47	$8.64	$10.28
Total return	7.01%	11.62%	2.91%	(8.65)%(C)	7.46%
Ratio and supplemental data:
Net assets end of year (000’s)	$138,384	$47,119	$37,166	$58,753	$46,222
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.86%	0.90%	0.81%	0.80%	0.79%
Including waiver and/or reimbursement and recapture	0.67%(E)	0.87%(F)	0.81%(G)	0.80%(G)	0.78%
Net investment income (loss) to average net assets	6.78%	6.77%	4.77%	3.13%	3.28%
Portfolio turnover rate (H)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(F)	Includes interest expense outside the operating expense limit.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 65%, 223%, 204%, 8% and 70%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.74	$8.43	$8.60	$10.25	$9.87
Investment operations:
Net investment income (loss) (A)	0.57	0.59	0.43	0.30	0.35
Net realized and unrealized gain (loss)	0.03	0.37	(0.18)	(1.12)	0.38
Total investment operations	0.60	0.96	0.25	(0.82)	0.73
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.52)	(0.55)	(0.38)	(0.21)	(0.35)
Net realized gains	—	—	—	(0.47)	—
Return of capital	—	(0.10)	(0.04)	(0.15)	—
Total dividends and/or distributions to shareholders	(0.52)	(0.65)	(0.42)	(0.83)	(0.35)
Net asset value, end of year	$8.82	$8.74	$8.43	$8.60	$10.25
Total return	7.05%	11.61%	3.01%	(8.69)%	7.47%
Ratio and supplemental data:
Net assets end of year (000’s)	$110,925	$103,644	$585,656	$654,792	$1,196,450
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.76%	0.79%	0.71%	0.71%	0.70%
Including waiver and/or reimbursement and recapture	0.67%	0.76%(C)	0.71%(D)	0.70%	0.69%
Net investment income (loss) to average net assets	6.57%	6.71%	4.94%	3.21%	3.42%
Portfolio turnover rate (E)	65%	126%	136%	8%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
(C)	Includes interest expense outside the operating expense limit.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 65%, 223%, 204%, 8% and 70%, for the years ended
October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

For a share outstanding during the period indicated:	Class R6
October 31, 2025 (A)
Net asset value, beginning of period	$8.63
Investment operations:
Net investment income (loss) (B)	0.27
Net realized and unrealized gain (loss)	0.14
Total investment operations	0.41
Contributions from affiliate	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)
Net asset value, end of period	$8.83
Total return (C)	4.74%
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture (E)	0.73%
Including waiver and/or reimbursement and recapture (E)	0.63%
Net investment income (loss) to average net assets (E)	7.36%
Portfolio turnover rate	65%

(A)	Commenced operations on June 2, 2025.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond) (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2 and Class R6. Class R6 commenced operations on June 2, 2025.
Effective as of March 1, 2025, the Fund was renamed from “Transamerica Unconstrained Bond“ to “Transamerica Strategic Income", and the Fund's investment objective, principal investment strategies and benchmarks changed.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the year ended October 31, 2025, by the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
	Principal Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan	$1,520	$(4)
Groundworks LLC, Delayed Draw Term Loan	27,115	99
Pinnacle Buyer LLC, Delayed Draw Term Loan	16,242	61
Total	$44,877	$156
Open funded loan participations and assignments at October 31, 2025, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. SECURITIES AND OTHER INVESTMENTS (continued)
normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at October 31, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$7,147,633	$—	$—	$—	$7,147,633
Preferred Stocks	33,987	—	—	—	33,987
Total Securities Lending Transactions	$7,181,620	$—	$—	$—	$7,181,620
Total Borrowings	$7,181,620	$—	$—	$—	$7,181,620
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at October 31, 2025, are listed within the Schedule of Investments. Unrealized appreciation (depreciation), as applicable, is shown in Unrealized appreciation or depreciation on forward foreign currency contracts within the Statement of Assets and Liabilities.
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$186,265	$—	$—	$—	$—	$186,265
Total	$186,265	$—	$—	$—	$—	$186,265

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(796,942)	$—	$—	$—	$—	$(796,942)
Forward foreign currency contracts	—	104,879	—	—	—	104,879
Total	$(796,942)	$104,879	$—	$—	$—	$(692,063)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,035,751	$—	$—	$—	$—	$1,035,751
Total	$1,035,751	$—	$—	$—	$—	$1,035,751
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2025.
Futures contracts:
Average notional value of contracts — long	$14,039,176
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	613,720
Average contract amounts sold — in USD	1,097,231
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Fund. In certain cases, the Fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Fund to certain operational and legal risks. The Fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the Fund’s performance and its ability to implement its investment strategies and may increase costs related to the Fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Privately placed and other restricted securities risk: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by the Fund could adversely affect the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting the Fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
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Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. RISK FACTORS (continued)
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$110,858,607	43.61%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective March 1, 2025
First $500 million	0.544%
Over $500 million up to $2 billion	0.534
Over $2 billion	0.530
Prior to March 1, 2025
First $500 million	0.650
Over $500 million up to $1 billion	0.640
Over $1 billion up to $2 billion	0.620
Over $2 billion	0.610
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	0.97%	March 1, 2026
Class I	0.73	March 1, 2026
Class I2	0.63	March 1, 2026
Class R6	0.63	March 1, 2027
Prior to March 1, 2025
Class A	1.09
Class I	0.85
Class I2	0.75
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class A	$—	$72	$4,026	$4,098
Class I	—	7,015	93,358	100,373
Class I2	—	51,718	104,905	156,623
Class R6 (A)	—	—	4	4

(A)	Commenced operations on June 2, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$24,666	$19,255
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.10% of the transfer agency fee on the Class I shares through March 1, 2026.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$103,067	$12,181
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$172,109,989	$42,446,944	$94,981,500	$25,336,079
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, dividends payable, futures contracts mark-to-market and premium amortization adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$256,244,660	$4,573,084	$(2,832,038)	$1,741,046
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$69,699,858	$24,248,999
During the year ended October 31, 2025, the capital loss carryforwards utilized are $34,862.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,740,609	$—	$—	$—	$14,489,536	$—	$—	$2,507,604
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$1,538,727	$—	$—	$(93,948,857)	$—	$(312)	$1,749,693
11. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Strategic Income
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond) (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $1,007,139 of qualified dividend income.
For corporate shareholders, 8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Strategic Income (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and PineBridge Investments LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that TAM and the Fund’s sub-adviser implemented changes to the Fund’s investment objective and investment strategy, which took effect on March 1, 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders. The Trustees noted that they had previously approved a reduction to the Fund’s management fee schedule, which took effect on March 1, 2025, and was not fully reflected in the comparative data.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Strategic Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA STRAT INC 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica Sustainable Equity Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 98.6%
Banks - 7.3%
Bank of America Corp.	127,124	$ 6,794,778
Citizens Financial Group, Inc.	82,083	4,175,562
U.S. Bancorp	69,625	3,250,095
		14,220,435
Biotechnology - 3.9%
Gilead Sciences, Inc.	63,121	7,561,265
Capital Markets - 8.6%
CME Group, Inc.	23,471	6,231,316
Moody's Corp.	6,384	3,066,235
Morgan Stanley	44,835	7,352,940
		16,650,491
Chemicals - 2.2%
Linde PLC	10,036	4,198,059
Commercial Services & Supplies - 1.9%
Republic Services, Inc.	17,801	3,706,880
Communications Equipment - 4.5%
Cisco Systems, Inc.	119,737	8,753,972
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	2,813	2,563,909
Containers & Packaging - 1.4%
Packaging Corp. of America	13,632	2,668,600
Electrical Equipment - 2.4%
Schneider Electric SE, ADR	82,663	4,686,992
Ground Transportation - 1.1%
Union Pacific Corp.	9,954	2,193,563
Health Care Equipment & Supplies - 3.6%
Medtronic PLC	40,870	3,706,909
Stryker Corp.	9,526	3,393,542
		7,100,451
Health Care Providers & Services - 2.5%
Quest Diagnostics, Inc.	27,545	4,846,543
Household Durables - 1.3%
D.R. Horton, Inc.	16,501	2,459,969
Household Products - 3.9%
Colgate-Palmolive Co.	53,347	4,110,386
Kimberly-Clark Corp.	29,571	3,539,945
		7,650,331
Insurance - 6.5%
Cincinnati Financial Corp.	27,929	4,317,544
MetLife, Inc.	76,242	6,085,637
Progressive Corp.	11,101	2,286,806
		12,689,987
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A	27,148	7,633,746
	Shares	Value
COMMON STOCKS (continued)
Machinery - 4.1%
IDEX Corp.	17,693	$ 3,033,642
Xylem, Inc.	32,145	4,849,073
		7,882,715
Media - 1.0%
Omnicom Group, Inc.	26,818	2,011,886
Metals & Mining - 2.7%
Steel Dynamics, Inc.	32,888	5,156,838
Oil, Gas & Consumable Fuels - 1.1%
ONEOK, Inc.	32,684	2,189,828
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	58,165	2,679,661
Merck & Co., Inc.	32,816	2,821,520
		5,501,181
Professional Services - 2.3%
Automatic Data Processing, Inc.	16,930	4,406,879
Semiconductors & Semiconductor Equipment - 12.4%
Broadcom, Inc.	24,471	9,045,216
KLA Corp.	2,220	2,683,403
Micron Technology, Inc.	11,053	2,473,330
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,648	7,104,568
Texas Instruments, Inc.	16,889	2,726,898
		24,033,415
Software - 3.2%
Microsoft Corp.	12,129	6,280,517
Specialized REITs - 3.0%
American Tower Corp.	15,670	2,804,617
Digital Realty Trust, Inc.	18,071	3,079,479
		5,884,096
Specialty Retail - 2.7%
Home Depot, Inc.	14,045	5,331,342
Trading Companies & Distributors - 5.8%
United Rentals, Inc.	5,490	4,782,778
Watsco, Inc.	6,037	2,221,676
WESCO International, Inc.	16,137	4,188,036
		11,192,490
Water Utilities - 1.2%
Essential Utilities, Inc.	58,090	2,267,253
Total Common Stocks (Cost $145,773,275)		191,723,633
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025

Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp.,
1.50% (A), dated 10/31/2025, to be
repurchased at $2,661,930 on 11/03/2025.
Collateralized by a U.S. Government
Obligation, 4.13%, due 10/31/2026, and
with a value of $2,714,929.
$ 2,661,598	$ 2,661,598
Total Repurchase Agreement (Cost $2,661,598)	2,661,598
Total Investments (Cost $148,434,873)	194,385,231
Net Other Assets (Liabilities) - (0.0)%*	(11,341)
Net Assets - 100.0%	$ 194,373,890
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$191,723,633	$—	$—	$191,723,633
Repurchase Agreement	—	2,661,598	—	2,661,598
Total Investments	$191,723,633	$2,661,598	$—	$194,385,231
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Rate disclosed reflects the yield at October 31, 2025.
(B)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $145,773,275)	$191,723,633
Repurchase agreement, at value (cost $2,661,598)	2,661,598
Receivables and other assets:
Investments sold	882,067
Net income from securities lending	253
Shares of beneficial interest sold	1,374
Dividends	181,971
Interest	111
Total assets	195,451,007
Liabilities:
Payables and other liabilities:
Investments purchased	886,754
Shares of beneficial interest redeemed	19,904
Investment management fees	118,252
Distribution and service fees	15,947
Transfer agent fees	4,407
Trustee and CCO fees	67
Audit and tax fees	15,356
Custody fees	2,055
Legal fees	2,310
Printing and shareholder reports fees	1,328
Registration fees	829
Other accrued expenses	9,908
Total liabilities	1,077,117
Net assets	$194,373,890
Net assets consist of:
Paid-in capital	$148,497,242
Total distributable earnings (accumulated losses)	45,876,648
Net assets	$194,373,890
Net assets by class:
Class A	$71,581,773
Class C	799,644
Class I	1,652,600
Class I2	118,542,171
Class R6	1,797,702
Shares outstanding (unlimited shares, no par value):
Class A	8,409,627
Class C	94,443
Class I	193,513
Class I2	13,935,353
Class R6	211,479
Net asset value per share: (A)
Class A	$8.51
Class C	8.47
Class I	8.54
Class I2	8.51
Class R6	8.50
Maximum offering price per share: (B)
Class A	$9.01

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$4,399,530
Interest income	43,558
Net income from securities lending	10,320
Withholding taxes on foreign income	(46,740)
Total investment income	4,406,668
Expenses:
Investment management fees	1,256,837
Distribution and service fees:
Class A	174,085
Class C	9,852
Transfer agent fees:
Class A	36,758
Class C	1,744
Class I	1,732
Class I2	8,672
Class R6	124
Trustee and CCO fees	8,024
Audit and tax fees	28,182
Custody fees	9,233
Legal fees	18,653
Printing and shareholder reports fees	14,429
Registration fees	80,018
Other	30,561
Total expenses before waiver and/or reimbursement and recapture	1,678,904
Expenses waived and/or reimbursed:
Class A	(19,879)
Class C	(476)
Class I	(1,497)
Class I2	(1,221)
Class R6	(19)
Recapture of previously waived and/or reimbursed fees:
Class A	19,879
Class C	95
Class I2	1,221
Class R6	19
Net expenses	1,677,026
Net investment income (loss)	2,729,642
Net realized gain (loss) on:
Investments	(264,846)
Foreign currency transactions	(427)
Net realized gain (loss)	(265,273)
Net change in unrealized appreciation (depreciation) on:
Investments	12,017,271
Net realized and change in unrealized gain (loss)	11,751,998
Net increase (decrease) in net assets resulting from operations	$14,481,640
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$2,729,642	$3,209,881
Net realized gain (loss)	(265,273)	23,555,020
Net change in unrealized appreciation (depreciation)	12,017,271	32,775,675
Net increase (decrease) in net assets resulting from operations	14,481,640	59,540,576
Dividends and/or distributions to shareholders:
Class A	(5,958,505)	(909,379)
Class C	(74,305)	(9,399)
Class I	(132,218)	(29,542)
Class I2	(9,406,445)	(2,695,184)
Class R6	(133,475)	(30,356)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(15,704,948)	(3,673,860)
Capital share transactions:
Proceeds from shares sold:
Class A	31,833,806	2,379,409
Class C	112,811	25,389
Class I	321,046	274,505
Class I2	5,433,924	300,246
Class R6	246,441	273,479
	37,948,028	3,253,028
Dividends and/or distributions reinvested:
Class A	5,957,864	909,154
Class C	69,653	8,949
Class I	132,218	29,542
Class I2	9,406,445	2,695,184
Class R6	133,475	30,356
	15,699,655	3,673,185
Cost of shares redeemed:
Class A	(21,625,490)	(14,267,736)
Class C	(167,008)	(169,784)
Class I	(383,395)	(604,318)
Class I2	(8,583,305)	(117,734,765)
Class R6	(161,276)	(799,762)
	(30,920,474)	(133,576,365)
Automatic conversions:
Class A	423,013	85,258
Class C	(423,013)	(85,258)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	22,727,209	(126,650,152)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	88 (A)
	—	88
Net increase (decrease) in net assets	21,503,901	(70,783,348)
Net assets:
Beginning of year	172,869,989	243,653,337
End of year	$194,373,890	$172,869,989
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	3,730,608	294,910
Class C	13,472	3,244
Class I	39,352	35,139
Class I2	668,918	40,087
Class R6	29,817	34,538
	4,482,167	407,918
Shares reinvested:
Class A	742,431	115,725
Class C	8,744	1,164
Class I	16,438	3,748
Class I2	1,172,586	348,345
Class R6	16,655	3,874
	1,956,854	472,856
Shares redeemed:
Class A	(2,588,434)	(1,798,056)
Class C	(19,988)	(21,611)
Class I	(45,584)	(75,927)
Class I2	(1,074,139)	(15,525,951)
Class R6	(19,815)	(104,621)
	(3,747,960)	(17,526,166)
Automatic conversions:
Class A	50,763	10,994
Class C	(51,089)	(11,064)
	(326)	(70)
Net increase (decrease) in shares outstanding:
Class A	1,935,368	(1,376,427)
Class C	(48,861)	(28,267)
Class I	10,206	(37,040)
Class I2	767,365	(15,137,519)
Class R6	26,657	(66,209)
	2,690,735	(16,645,462)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.58	$6.63	$6.86	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.10	0.11	0.12	0.11	0.13
Net realized and unrealized gain (loss)	0.52	1.97	(0.25)	(1.31)	2.66
Total investment operations	0.62	2.08	(0.13)	(1.20)	2.79
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.13)	(0.10)	(0.12)	(0.12)
Net realized gains	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.69)	(0.13)	(0.10)	(1.47)	(0.12)
Net asset value, end of year	$8.51	$8.58	$6.63	$6.86	$9.53
Total return (E)	7.75%	31.49%(C)	(1.91)%	(14.38)%(D)	40.92%
Ratio and supplemental data:
Net assets end of year (000’s)	$71,582	$55,561	$52,013	$59,568	$81,027
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%	1.05%	1.03%	1.01%	1.02%
Including waiver and/or reimbursement and recapture	1.07%(F)	1.05%	1.03%(F)	1.01%(F)	1.02%
Net investment income (loss) to average net assets	1.26%	1.42%	1.74%	1.50%	1.46%
Portfolio turnover rate	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.53	$6.59	$6.81	$9.48	$6.83
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.06	0.05	0.06
Net realized and unrealized gain (loss)	0.52	1.96	(0.24)	(1.32)	2.64
Total investment operations	0.55	2.00	(0.18)	(1.27)	2.70
Contributions from affiliate	—	—	—	0.00 (B)(C)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	(0.06)	(0.04)	(0.06)	(0.05)
Net realized gains	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	(0.00)(B)	—
Total dividends and/or distributions to shareholders	(0.61)	(0.06)	(0.04)	(1.40)	(0.05)
Net asset value, end of year	$8.47	$8.53	$6.59	$6.81	$9.48
Total return (D)	6.88%	30.43%	(2.69)%	(15.26)%(C)	39.74%
Ratio and supplemental data:
Net assets end of year (000’s)	$800	$1,222	$1,130	$1,579	$2,271
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94%	1.94%	1.94%	1.91%	1.91%
Including waiver and/or reimbursement and recapture	1.90%	1.90%	1.90%	1.90%	1.89%
Net investment income (loss) to average net assets	0.41%	0.56%	0.88%	0.62%	0.68%
Portfolio turnover rate	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.60	$6.63	$6.86	$9.54	$6.86
Investment operations:
Net investment income (loss) (A)	0.13	0.13	0.14	0.14	0.15
Net realized and unrealized gain (loss)	0.51	1.98	(0.25)	(1.33)	2.66
Total investment operations	0.64	2.11	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	0.03 (B)	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.14)	(0.12)	(0.17)	(0.13)
Net realized gains	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.70)	(0.14)	(0.12)	(1.52)	(0.13)
Net asset value, end of year	$8.54	$8.60	$6.63	$6.86	$9.54
Total return	8.06%	32.04%	(1.73)%	(13.84)%(B)	41.29%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,652	$1,576	$1,461	$2,632	$4,463
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%	0.86%	0.84%	0.83%	0.85%
Including waiver and/or reimbursement and recapture	0.78%(C)	0.77%(C)	0.75%(C)	0.74%(C)(D)	0.77%(D)
Net investment income (loss) to average net assets	1.54%	1.70%	2.02%	1.84%	1.75%
Portfolio turnover rate	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.42%.

(C)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2026. These amounts are not subject to recapture by TAM.
(D)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.58	$6.62	$6.85	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.13	0.14	0.14	0.14	0.17
Net realized and unrealized gain (loss)	0.51	1.97	(0.25)	(1.33)	2.64
Total investment operations	0.64	2.11	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.15)	(0.12)	(0.14)	(0.14)
Net realized gains	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.71)	(0.15)	(0.12)	(1.49)	(0.14)
Net asset value, end of year	$8.51	$8.58	$6.62	$6.85	$9.53
Total return	8.06%	32.06%	(1.63)%	(14.23)%	41.31%
Ratio and supplemental data:
Net assets end of year (000’s)	$118,542	$112,926	$187,388	$217,081	$253,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%	0.76%	0.74%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.77%(B)	0.76%	0.74%	0.73%	0.74%
Net investment income (loss) to average net assets	1.55%	1.77%	2.03%	1.80%	1.97%
Portfolio turnover rate	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$8.57	$6.62	$6.85	$9.53	$6.86
Investment operations:
Net investment income (loss) (A)	0.13	0.13	0.14	0.14	0.16
Net realized and unrealized gain (loss)	0.51	1.97	(0.25)	(1.33)	2.65
Total investment operations	0.64	2.10	(0.11)	(1.19)	2.81
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.15)	(0.12)	(0.14)	(0.14)
Net realized gains	(0.58)	—	—	(1.34)	—
Return of capital	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.71)	(0.15)	(0.12)	(1.49)	(0.14)
Net asset value, end of year	$8.50	$8.57	$6.62	$6.85	$9.53
Total return	8.07%	31.91%	(1.62)%	(14.23)%	41.31%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,798	$1,584	$1,661	$1,602	$3,364
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%	0.77%	0.74%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.77%(B)	0.77%	0.74%	0.73%	0.74%
Net investment income (loss) to average net assets	1.55%	1.71%	2.02%	1.80%	1.93%
Portfolio turnover rate	22%	25%	11%	28%	164%

(A)	Calculated based on average number of shares outstanding.
(B)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Equity Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims, if any, that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the year ended October 31, 2025, by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The Fund’s emphasis on dividend paying stocks could cause the Fund’s share price and total return to fluctuate more than, or cause the Fund to underperform, similar Funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
Focused investing risk: To the extent the Fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund’s distributor/principal underwriter. TAM, AAM UK, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AAM UK, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$135,264,790	69.59%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.07%	March 1, 2026
Class C	1.90	March 1, 2026
Class I	0.88	March 1, 2026
Class I2, Class R6	0.78	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class C	$723	$707	$476	$1,906
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$4,125	$14
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$47,856	$4,201
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$48,773,655	$—	$40,563,258	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal year exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the year ended October 31, 2025, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$148,454,987	$52,947,394	$(7,017,150)	$45,930,244
As of October 31, 2025, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$260,894	$—
During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,823,384	$—	$12,881,564	$—	$3,673,860	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$207,298	$—	$—	$(260,894)	$—	$—	$45,930,244
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Sustainable Equity Income
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Sustainable Equity Income (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $2,794,351 of qualified dividend income.
For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $12,881,564 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Sustainable Equity Income (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Aegon Asset Management UK plc (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-adviser had commenced sub-advising the Fund on December 1, 2020 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Sustainable Equity Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Fund. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
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Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica UltraShort Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Principal	Value
CORPORATE DEBT SECURITIES - 40.2%
Aerospace & Defense - 0.8%
Boeing Co.
2.25%, 06/15/2026	$ 290,000	$ 286,208
Automobiles - 1.5%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	200,000	199,920
General Motors Financial Co., Inc.
4.35%, 01/17/2027	214,000	214,151
Hyundai Capital America
5.25%, 01/08/2027 (A)	141,000	142,467
		556,538
Banks - 16.4%
ABN AMRO Bank NV
4.80%, 04/18/2026 (B)	200,000	200,201
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (B)	200,000	200,142
Banco Santander SA
1.85%, 03/25/2026	400,000	396,229
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (C), 09/15/2027	433,000	439,239
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	266,000	267,117
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	200,000	200,000
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	170,000	172,989
Citibank NA
4.93%, 08/06/2026	250,000	251,510
5.44%, 04/30/2026	265,000	266,488
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (C), 01/28/2027	122,000	121,091
Cooperatieve Rabobank UA
3.75%, 07/21/2026	267,000	265,917
Deutsche Bank AG
Fixed until 07/13/2026, 7.15% (C), 07/13/2027	150,000	152,823
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (C), 03/09/2027	106,000	104,906
3.50%, 11/16/2026	253,000	251,751
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (B)	200,000	200,248
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (C), 09/22/2027	191,000	186,501
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	217,000	214,343
Fixed until 07/22/2027, 4.98% (C), 07/22/2028	151,000	153,174
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	200,033
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 01/28/2026, 5.05% (C), 01/28/2027	$ 286,000	$ 286,419
NatWest Group PLC
4.80%, 04/05/2026	266,000	266,595
PNC Financial Services Group, Inc.
Fixed until 07/23/2026, 5.10% (C), 07/23/2027	262,000	263,483
Royal Bank of Canada
4.88%, 01/19/2027	220,000	222,382
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (C), 06/08/2027	265,000	267,711
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (C), 06/17/2027	363,000	360,746
		5,912,038
Chemicals - 0.9%
EIDP, Inc.
4.50%, 05/15/2026	172,000	172,147
Nutrien Ltd.
5.95%, 11/07/2025	144,000	144,009
		316,156
Commercial Services & Supplies - 1.5%
Element Fleet Management Corp.
5.64%, 03/13/2027 (B)	102,000	103,872
6.27%, 06/26/2026 (B)	216,000	218,384
ERAC USA Finance LLC
3.80%, 11/01/2025 (B)	73,000	73,000
Veralto Corp.
5.50%, 09/18/2026	161,000	162,755
		558,011
Communications Equipment - 2.5%
AT&T, Inc.
1.70%, 03/25/2026	217,000	214,877
NTT Finance Corp.
1.16%, 04/03/2026 (B)	200,000	197,475
T-Mobile USA, Inc.
2.25%, 02/15/2026	299,000	297,198
Verizon Communications, Inc.
4.13%, 03/16/2027	180,000	180,085
		889,635
Containers & Packaging - 0.6%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	221,000	221,021
Electric Utilities - 1.3%
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	141,681
Duke Energy Corp.
4.85%, 01/05/2027	177,000	178,571
Exelon Corp.
3.40%, 04/15/2026	138,000	137,453
		457,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	$ 166,000	$ 170,895
Air Lease Corp.
5.30%, 06/25/2026	289,000	290,845
American Express Co.
3-Month SOFR Index + 0.65%, 4.95% (C), 11/04/2026	152,000	152,615
Aviation Capital Group LLC
1.95%, 09/20/2026 (B)	190,000	185,992
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	272,000	270,015
Brookfield Finance, Inc.
4.25%, 06/02/2026	269,000	268,918
Capital One Financial Corp.
3.75%, 07/28/2026	268,000	267,043
		1,606,323
Food Products - 1.4%
Altria Group, Inc.
2.63%, 09/16/2026	124,000	122,483
Campbell's Co.
5.30%, 03/20/2026	72,000	72,263
Mars, Inc.
4.45%, 03/01/2027 (B)	145,000	145,937
Philip Morris International, Inc.
4.75%, 02/12/2027	148,000	149,369
		490,052
Health Care Providers & Services - 0.8%
Elevance Health, Inc.
4.50%, 10/30/2026	200,000	200,891
HCA, Inc.
5.25%, 06/15/2026	87,000	87,086
		287,977
Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	108,000	107,155
Insurance - 2.3%
Athene Global Funding
5.62%, 05/08/2026 (B)	176,000	177,233
GA Global Funding Trust
2.25%, 01/06/2027 (B)	186,000	181,781
Metropolitan Life Global Funding I
5.00%, 01/06/2026 (B)	340,000	340,414
Trinity Acquisition PLC
4.40%, 03/15/2026	122,000	122,025
		821,453
IT Services - 0.2%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	54,000	54,397
Machinery - 0.4%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	151,000	151,816
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.0%
Enbridge, Inc.
5.90%, 11/15/2026	$ 228,000	$ 231,797
Energy Transfer LP
6.05%, 12/01/2026	146,000	148,488
ONEOK, Inc.
5.55%, 11/01/2026	198,000	200,377
Williams Cos., Inc.
5.40%, 03/02/2026	150,000	150,562
		731,224
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	179,000	179,449
CVS Health Corp.
3.00%, 08/15/2026	154,000	152,497
		331,946
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
4.88%, 02/10/2026	270,000	270,413
Software - 0.5%
Fiserv, Inc.
3.20%, 07/01/2026	105,000	103,977
Oracle Corp.
1.65%, 03/25/2026	91,000	90,112
		194,089
Transportation Infrastructure - 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025 (B)	155,000	154,803
5.35%, 01/12/2027 (B)	110,000	111,221
		266,024
Total Corporate Debt Securities (Cost $14,471,781)		14,510,181
ASSET-BACKED SECURITIES - 26.4%
ACM Auto Trust
Series 2025-2A, Class A, 5.55%, 06/20/2028 (B)	203,550	202,909
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/2028	600,000	602,584
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	233,333	232,373
Series 2023-7A, Class B, 6.44%, 08/21/2028 (B)	250,000	257,193
BA Credit Card Trust
Series 2023-A1, Class A1, 4.79%, 05/15/2028	600,000	602,372
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (B)	569,151	551,906
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	$ 600,000	$ 590,909
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	435,000	439,400
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 4.87% (C), 10/21/2031 (B)	268,674	268,036
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.08% (C), 10/24/2030 (B)	38,908	38,934
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/2028	600,000	600,337
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.36% (C), 08/15/2031 (B)	129,962	129,995
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	400,000	401,745
Series 2023-2, Class A, 5.77%, 09/15/2029	200,000	202,804
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (B)	600,000	592,470
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/2028 (B)	600,000	602,109
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (B)	600,000	584,873
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (B)	520,000	507,176
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.84%, 07/25/2033 (B)	54,724	54,353
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/09/2039 (B)	113,160	110,013
NextGear Floorplan Master Owner Trust
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (B)	480,000	482,619
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (B)	159,478	159,907
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.12% (C), 04/16/2031 (B)	81,492	81,559
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.80% (C), 01/15/2034 (B)	164,969	164,806
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (B)	$ 400,000	$ 396,048
Series 2022-1A, Class A, 3.82%, 04/25/2035 (B)	680,000	676,870
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.20% (C), 07/20/2030 (B)	6,581	6,584
Total Asset-Backed Securities (Cost $9,467,743)		9,540,884
MORTGAGE-BACKED SECURITY - 0.7%
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.25% (C), 09/15/2036 (B)	256,739	256,581
Total Mortgage-Backed Security (Cost $255,977)		256,581
COMMERCIAL PAPER - 31.9%
Automobiles - 4.1%
American Honda Finance Corp.
4.25% (D), 01/09/2026	500,000	495,946
Toyota Motor Credit Corp.
4.49% (D), 12/02/2025	500,000	498,244
VW Credit, Inc.
4.20% (D), 03/10/2026 (B)	500,000	492,595
		1,486,785
Banks - 6.1%
DNB Bank ASA
4.20% (D), 03/16/2026 (B)	500,000	492,611
HSBC USA, Inc.
4.54% (D), 01/02/2026 (B)	500,000	496,417
Lloyds Bank PLC
4.21% (D), 05/07/2026	400,000	391,859
Macquarie Bank Ltd.
4.48% (D), 01/13/2026 (B)	500,000	495,943
Standard Chartered Bank
4.18% (D), 05/21/2026 (B)	340,000	332,461
		2,209,291
Capital Markets - 0.7%
Ridgefield Funding Co. LLC
4.06% (D), 05/15/2026 (B)	250,000	244,627
Electric Utilities - 1.1%
Entergy Corp.
4.56% (D), 11/20/2025 (B)	400,000	399,090
Financial Services - 17.5%
ABN AMRO Funding USA LLC
3.95% (D), 06/05/2026 (B)	500,000	488,139
Barton Capital SA
4.08% (D), 02/06/2026 (B)	250,000	247,304
4.16% (D), 03/06/2026 (B)	400,000	394,445
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Columbia Funding Co. LLC
4.11% (D), 03/17/2026 (B)	$ 250,000	$ 246,228
4.42% (D), 11/05/2025 (B)	400,000	399,779
Endeavour Funding Co. LLC
4.03% (D), 04/10/2026 (B)	600,000	589,350
Liberty Street Funding LLC
3.94% (D), 04/13/2026 (B)	250,000	245,523
LMA-Americas LLC
4.23% (D), 03/03/2026 (B)	250,000	246,610
Mackinac Funding Co. LLC
4.31% (D), 02/19/2026 (B)	500,000	493,870
Mainbeach Funding LLC
4.34% (D), 02/19/2026 (B)	250,000	246,920
4.34% (D), 02/26/2026 (B)	450,000	444,113
Manhattan Asset Funding Co. LLC
4.50% (D), 12/11/2025 (B)	250,000	248,875
4.51% (D), 12/11/2025 (B)	400,000	398,201
Mont Blanc Capital Corp.
4.05% (D), 03/20/2026 (B)	400,000	393,835
4.35% (D), 01/15/2026 (B)	250,000	247,915
MUFG Securities Canada Ltd.
4.67% (D), 11/18/2025 (B)	250,000	249,503
Starbird Funding Corp.
4.47% (D), 11/05/2025 (B)	250,000	249,862
Victory Receivables Corp.
4.52% (D), 12/01/2025 (B)	500,000	498,291
		6,328,763
	Principal	Value
COMMERCIAL PAPER (continued)
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.
4.36% (D), 01/30/2026 (B)	$ 300,000	$ 297,072
Pharmaceuticals - 1.6%
Bayer Corp.
4.02% (D), 07/20/2026 (B)	600,000	582,423
Total Commercial Paper (Cost $11,547,637)		11,548,051
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.50% (D), dated 10/31/2025, to be repurchased at $131,578 on 11/03/2025. Collateralized by a U.S. Government Obligation, 0.00%, due 10/29/2026, and with a value of $134,253.	131,562	131,562
Total Repurchase Agreement (Cost $131,562)		131,562
Total Investments (Cost $35,874,700)		35,987,259
Net Other Assets (Liabilities) - 0.4%		141,661
Net Assets - 100.0%		$ 36,128,920
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$14,510,181	$—	$14,510,181
Asset-Backed Securities	—	9,540,884	—	9,540,884
Mortgage-Backed Security	—	256,581	—	256,581
Commercial Paper	—	11,548,051	—	11,548,051
Repurchase Agreement	—	131,562	—	131,562
Total Investments	$—	$35,987,259	$—	$35,987,259
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the total value of the Regulation S securities is $142,467, representing
0.4% of the Fund's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the total value of 144A securities is $19,501,055, representing 54.0% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Rate disclosed reflects the yield at October 31, 2025.
(E)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $35,743,138)	$35,855,697
Repurchase agreement, at value (cost $131,562)	131,562
Cash	2,235
Receivables and other assets:
Interest	176,242
Tax reclaims	1,618
Due from investment manager	1,972
Total assets	36,169,326
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,103
Distribution and service fees	191
Transfer agent fees	3,213
Trustee and CCO fees	12
Audit and tax fees	26,166
Custody fees	2,517
Legal fees	384
Printing and shareholder reports fees	436
Registration fees	387
Other accrued expenses	4,997
Total liabilities	40,406
Net assets	$36,128,920
Net assets consist of:
Paid-in capital	$35,941,182
Total distributable earnings (accumulated losses)	187,738
Net assets	$36,128,920
Net assets by class:
Class A	$918,980
Class I	35,209,940
Shares outstanding (unlimited shares, no par value):
Class A	91,424
Class I	3,502,794
Net asset value per share: (A)
Class A	$10.05
Class I	10.05

(A)	Net asset value per share for Class I shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Interest income	$1,467,839
Net income from securities lending	3
Total investment income	1,467,842
Expenses:
Investment management fees	54,840
Distribution and service fees:
Class A	1,440
Transfer agent fees:
Class A	561
Class I	32,982
Trustee and CCO fees	1,377
Audit and tax fees	46,933
Custody fees	13,494
Legal fees	2,296
Printing and shareholder reports fees	3,118
Registration fees	35,537
Filing fees	11,042
Other	3,142
Total expenses before waiver and/or reimbursement and recapture	206,762
Expenses waived and/or reimbursed:
Class A	(1,127)
Class I	(90,628)
Recapture of previously waived and/or reimbursed fees:
Class A	39
Class I	111
Net expenses	115,157
Net investment income (loss)	1,352,685
Net realized gain (loss) on:
Investments	84,362
Net change in unrealized appreciation (depreciation) on:
Investments	9,796
Net realized and change in unrealized gain (loss)	94,158
Net increase (decrease) in net assets resulting from operations	$1,446,843
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$1,352,685	$1,672,473
Net realized gain (loss)	84,362	104,727
Net change in unrealized appreciation (depreciation)	9,796	102,121
Net increase (decrease) in net assets resulting from operations	1,446,843	1,879,321
Dividends and/or distributions to shareholders:
Class A	(23,291)	(13,988)
Class I	(1,446,415)	(1,686,845)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,469,706)	(1,700,833)
Capital share transactions:
Proceeds from shares sold:
Class A	823,657	561,752
Class I	7,299,102	12,376,818
	8,122,759	12,938,570
Dividends and/or distributions reinvested:
Class A	22,827	13,768
Class I	1,446,415	1,686,845
	1,469,242	1,700,613
Cost of shares redeemed:
Class A	(203,490)	(510,442)
Class I	(3,843,285)	(9,831,588)
	(4,046,775)	(10,342,030)
Net increase (decrease) in net assets resulting from capital share transactions	5,545,226	4,297,153
Net increase (decrease) in net assets	5,522,363	4,475,641
Net assets:
Beginning of year	30,606,557	26,130,916
End of year	$36,128,920	$30,606,557
Capital share transactions - shares:
Shares issued:
Class A	82,049	55,899
Class I	726,951	1,234,069
	809,000	1,289,968
Shares reinvested:
Class A	2,272	1,371
Class I	144,017	168,026
	146,289	169,397
Shares redeemed:
Class A	(20,268)	(50,749)
Class I	(382,021)	(977,907)
	(402,289)	(1,028,656)
Net increase (decrease) in shares outstanding:
Class A	64,053	6,521
Class I	488,947	424,188
	553,000	430,709
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$10.07	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.38	0.46	0.29
Net realized and unrealized gain (loss)	0.03	0.08	0.00 (C)
Total investment operations	0.41	0.54	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.39)	(0.47)	(0.28)
Net realized gains	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.43)	(0.48)	(0.28)
Net asset value, end of year	$10.05	$10.07	$10.01
Total return (D)	4.14%	5.44%	2.90%(E)
Ratio and supplemental data:
Net assets end of year (000’s)	$919	$276	$209
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88%	0.88%	1.66%(F)
Including waiver and/or reimbursement and recapture	0.69%	0.69%	0.69%(F)
Net investment income (loss) to average net assets	3.83%	4.60%	4.93%(F)
Portfolio turnover rate	50%	89%	32%(E)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023 (A)
Net asset value, beginning of year	$10.06	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.42	0.50	0.30
Net realized and unrealized gain (loss)	0.03	0.06	0.01
Total investment operations	0.45	0.56	0.31
Dividends and/or distributions to shareholders:
Net investment income	(0.42)	(0.50)	(0.30)
Net realized gains	(0.04)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.46)	(0.51)	(0.30)
Net asset value, end of year	$10.05	$10.06	$10.01
Total return	4.60%	5.73%	3.11%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$35,210	$30,331	$25,922
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64%	0.63%	1.35%(D)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%(D)
Net investment income (loss) to average net assets	4.20%	4.99%	5.06%(D)
Portfolio turnover rate	50%	89%	32%(C)

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica UltraShort Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class I.
Each class has a public offering price that reflects different sales charges, if any, and expense level.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the year ended October 31, 2025, by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at October 31, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. RISK FACTORS (continued)
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Counterparty risk: The Fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Fund do not fulfill their contractual obligations. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Fund has more contractual exposure to a counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$28,498,492	78.88%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.17%
Over $1 billion	0.16
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.69%	March 1, 2026
Class I	0.35	March 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class A	$387	$630	$1,127	$2,144
Class I	140,355	101,871	90,628	332,854
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$33,027	$3,111
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$15,200,712	$—	$8,703,261	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and premium amortization adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$35,883,299	$118,447	$(14,487)	$103,960
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,450,570	$—	$19,136	$—	$1,700,833	$—	$—	$—
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$33,250	$—	$50,528	$—	$—	$—	$103,960
10. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
10. OPERATING SEGMENTS (continued)
reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica UltraShort Bond
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica UltraShort Bond (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from March 31, 2023 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from March 31, 2023 (commencement of operations) through October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For tax purposes, the Fund has made a long-term capital gain designation of $19,136 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica UltraShort Bond (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
case for the period ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Class I Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica UltraShort Bond

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Fund. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886794 TA US B 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2025
Transamerica US Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica US Growth

SCHEDULE OF INVESTMENTS
At October 31, 2025

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 1.5%
General Electric Co.	143,592	$ 44,362,748
Automobiles - 2.1%
Tesla, Inc. (A)	136,678	62,401,708
Banks - 0.6%
Wells Fargo & Co.	190,611	16,577,439
Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc. (A)	76,668	32,627,601
Broadline Retail - 5.3%
Amazon.com, Inc. (A)	648,400	158,352,248
Building Products - 0.4%
Builders FirstSource, Inc. (A)	99,548	11,564,491
Capital Markets - 1.8%
Ares Management Corp., Class A	114,936	17,092,133
Interactive Brokers Group, Inc., Class A	228,484	16,076,134
KKR & Co., Inc.	166,463	19,697,567
		52,865,834
Chemicals - 0.9%
Sherwin-Williams Co.	81,103	27,975,669
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	53,093	11,056,086
Communications Equipment - 1.5%
Arista Networks, Inc. (A)	293,274	46,246,377
Consumer Finance - 0.8%
American Express Co.	70,789	25,535,716
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (A)	249,237	21,997,658
Walmart, Inc.	274,559	27,779,879
		49,777,537
Electrical Equipment - 1.0%
GE Vernova, Inc.	52,958	30,987,844
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp., Class A	233,915	32,593,716
Coherent Corp. (A)	262,612	34,654,280
		67,247,996
Entertainment - 3.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	212,415	21,209,638
Live Nation Entertainment, Inc. (A)	33,503	5,009,703
Netflix, Inc. (A)	56,687	63,424,817
Spotify Technology SA (A)	25,762	16,882,354
		106,526,512
Financial Services - 3.8%
Klarna Group PLC (A)	315,976	11,871,219
Mastercard, Inc., Class A	144,684	79,864,121
Visa, Inc., Class A	66,531	22,669,773
		114,405,113
	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 0.7%
Veeva Systems, Inc., Class A (A)	70,876	$ 20,639,091
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill, Inc. (A)	574,824	18,216,172
DoorDash, Inc., Class A (A)	91,172	23,191,422
DraftKings, Inc., Class A (A)	522,102	15,971,100
Hilton Worldwide Holdings, Inc.	113,259	29,103,033
		86,481,727
Interactive Media & Services - 10.7%
Alphabet, Inc., Class A	727,161	204,470,401
Meta Platforms, Inc., Class A	179,388	116,306,210
		320,776,611
IT Services - 1.0%
Shopify, Inc., Class A (A)	179,937	31,283,847
Machinery - 1.1%
Caterpillar, Inc.	57,408	33,139,342
Pharmaceuticals - 3.1%
Eli Lilly & Co.	107,257	92,547,775
Semiconductors & Semiconductor Equipment - 22.0%
Advanced Micro Devices, Inc. (A)	211,634	54,203,700
Broadcom, Inc.	521,528	192,772,395
Credo Technology Group Holding Ltd. (A)	75,889	14,238,294
KLA Corp.	41,435	50,084,142
NVIDIA Corp.	1,729,408	350,187,826
		661,486,357
Software - 18.9%
AppLovin Corp., Class A (A)	40,078	25,542,912
Cadence Design Systems, Inc. (A)	106,801	36,172,431
HubSpot, Inc. (A)	30,652	15,078,332
Intuit, Inc.	54,170	36,161,183
Microsoft Corp.	420,918	217,955,549
Oracle Corp.	263,329	69,152,829
Palantir Technologies, Inc., Class A (A)	150,876	30,246,112
Palo Alto Networks, Inc. (A)	166,788	36,733,389
PTC, Inc. (A)	113,499	22,534,091
Samsara, Inc., Class A (A)	420,869	16,906,308
ServiceNow, Inc. (A)	46,242	42,509,346
Tyler Technologies, Inc. (A)	40,157	19,125,173
		568,117,655
Specialty Retail - 1.3%
Lowe's Cos., Inc.	88,530	21,081,649
O'Reilly Automotive, Inc. (A)	184,905	17,462,428
		38,544,077
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	915,155	247,430,457
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2025
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.6%
Ferguson Enterprises, Inc.	91,333	$ 22,696,250
FTAI Aviation Ltd.	149,931	25,923,070
		48,619,320
Total Common Stocks (Cost $1,339,006,548)		3,007,577,178

	Principal	Value
REPURCHASE AGREEMENT - 0.0% *
Fixed Income Clearing Corp., 1.50% (B), dated 10/31/2025, to be repurchased at $351,950 on 11/03/2025. Collateralized by a U.S. Government Obligation, 4.13%, due 10/31/2026, and with a value of $359,016.	$ 351,906	351,906
Total Repurchase Agreement (Cost $351,906)		351,906
Total Investments (Cost $1,339,358,454)		3,007,929,084
Net Other Assets (Liabilities) - (0.1)%		(2,221,690)
Net Assets - 100.0%		$ 3,005,707,394
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,007,577,178	$—	$—	$3,007,577,178
Repurchase Agreement	—	351,906	—	351,906
Total Investments	$3,007,577,178	$351,906	$—	$3,007,929,084
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at October 31, 2025.
(C)
There were no transfers in or out of Level 3 during the year ended October 31, 2025. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2025

Assets:
Investments, at value (cost $1,339,006,548)	$3,007,577,178
Repurchase agreement, at value (cost $351,906)	351,906
Foreign currency, at value (cost $18,065)	19,047
Receivables and other assets:
Shares of beneficial interest sold	78,087
Dividends	374,168
Interest	15
Tax reclaims	24,929
Total assets	3,008,425,330
Liabilities:
Payables and other liabilities:
Interest expense	1,676
Shares of beneficial interest redeemed	616,592
Investment management fees	1,574,053
Distribution and service fees	254,747
Transfer agent fees	134,908
Trustee and CCO fees	997
Audit and tax fees	23,235
Custody fees	25,862
Legal fees	31,034
Printing and shareholder reports fees	18,417
Registration fees	707
Other accrued expenses	35,708
Total liabilities	2,717,936
Net assets	$3,005,707,394
Net assets consist of:
Paid-in capital	$1,237,933,471
Total distributable earnings (accumulated losses)	1,767,773,923
Net assets	$3,005,707,394
Net assets by class:
Class A	$1,150,251,484
Class C	20,332,766
Class I	486,289,285
Class I2	1,125,215,908
Class R6	5,576,018
Class T	218,041,933
Shares outstanding (unlimited shares, no par value):
Class A	33,563,076
Class C	726,861
Class I	13,377,934
Class I2	30,743,677
Class R6	152,397
Class T	1,464,246
Net asset value per share: (A)
Class A	$34.27
Class C	27.97
Class I	36.35
Class I2	36.60
Class R6	36.59
Class T	148.91
Maximum offering price per share: (B)
Class A	$36.26
Class T	162.74

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF OPERATIONS
For the year ended October 31, 2025

Investment income:
Dividend income	$12,231,940
Interest income	427,651
Withholding taxes on foreign income	(173,444)
Total investment income	12,486,147
Expenses:
Investment management fees	16,642,063
Distribution and service fees:
Class A	2,528,442
Class C	195,352
Transfer agent fees:
Class A	880,443
Class C	26,063
Class I	449,587
Class I2	71,155
Class R6	1,752
Class T	66,574
Trustee and CCO fees	113,385
Audit and tax fees	52,296
Custody fees	150,455
Legal fees	191,713
Printing and shareholder reports fees	114,209
Registration fees	105,557
Interest	1,676
Other	129,313
Total expenses	21,720,035
Net investment income (loss)	(9,233,888)
Net realized gain (loss) on:
Investments	115,171,536
Net change in unrealized appreciation (depreciation) on:
Investments	560,856,717
Translation of assets and liabilities denominated in foreign currencies	(69,754)
Net change in unrealized appreciation (depreciation)	560,786,963
Net realized and change in unrealized gain (loss)	675,958,499
Net increase (decrease) in net assets resulting from operations	$666,724,611
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2025	October 31, 2024
From operations:
Net investment income (loss)	$(9,233,888)	$(6,466,807)
Net realized gain (loss)	115,171,536	374,067,899
Net change in unrealized appreciation (depreciation)	560,786,963	370,386,324
Net increase (decrease) in net assets resulting from operations	666,724,611	737,987,416
Dividends and/or distributions to shareholders:
Class A	(147,273,223)	(28,642,948)
Class C	(3,617,135)	(628,226)
Class I	(60,455,220)	(11,530,530)
Class I2	(115,283,742)	(27,832,595)
Class R6	(4,953,768)	(819,136)
Class T	(7,123,210)	(1,502,719)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(338,706,298)	(70,956,154)
Capital share transactions:
Proceeds from shares sold:
Class A	136,855,661	50,570,308
Class C	2,415,184	6,401,372
Class I	46,566,288	78,365,083
Class I2	186,713,408	25,807,846
Class R6	10,389,520	19,166,354
Class T	1,020,638	591,767
	383,960,699	180,902,730
Dividends and/or distributions reinvested:
Class A	144,869,794	28,164,195
Class C	3,612,399	624,936
Class I	59,077,450	11,254,715
Class I2	115,283,742	27,832,595
Class R6	4,953,768	819,136
Class T	6,975,307	1,475,191
	334,772,460	70,170,768
Cost of shares redeemed:
Class A	(174,350,967)	(102,836,386)
Class C	(3,790,051)	(2,118,651)
Class I	(87,674,820)	(69,697,975)
Class I2	(116,363,503)	(230,839,149)
Class R6	(46,119,666)	(7,256,343)
Class T	(13,397,068)	(13,728,393)
	(441,696,075)	(426,476,897)
Automatic conversions:
Class A	3,840,208	1,568,983
Class C	(3,840,208)	(1,568,983)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	277,037,084	(175,403,399)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	—	1,240 (A)
Class C	—	342 (A)
	—	1,582
Net increase (decrease) in net assets	605,055,397	491,629,445
Net assets:
Beginning of year	2,400,651,997	1,909,022,552
End of year	$3,005,707,394	$2,400,651,997
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2025	October 31, 2024
Capital share transactions - shares:
Shares issued:
Class A	4,283,981	1,751,030
Class C	97,912	262,370
Class I	1,445,387	2,628,153
Class I2	6,061,542	860,002
Class R6	349,368	662,899
Class T	7,784	5,309
	12,245,974	6,169,763
Shares reinvested:
Class A	4,969,804	1,094,180
Class C	150,831	28,445
Class I	1,914,370	417,305
Class I2	3,714,038	1,027,412
Class R6	159,593	30,249
Class T	55,215	14,872
	10,963,851	2,612,463
Shares redeemed:
Class A	(5,718,770)	(3,583,867)
Class C	(157,530)	(86,936)
Class I	(2,777,136)	(2,334,742)
Class I2	(3,648,510)	(7,955,804)
Class R6	(1,430,149)	(242,684)
Class T	(105,695)	(126,884)
	(13,837,790)	(14,330,917)
Automatic conversions:
Class A	125,603	55,211
Class C	(152,223)	(64,772)
	(26,620)	(9,561)
Net increase (decrease) in shares outstanding:
Class A	3,660,618	(683,446)
Class C	(61,010)	139,107
Class I	582,621	710,716
Class I2	6,127,070	(6,068,390)
Class R6	(921,188)	450,464
Class T	(42,696)	(106,703)
	9,345,415	(5,558,252)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$31.20	$23.08	$20.43	$32.73	$25.92
Investment operations:
Net investment income (loss) (A)	(0.16)	(0.13)	(0.06)	(0.10)	(0.12)
Net realized and unrealized gain (loss)	8.00	9.20	3.58	(8.28)	9.59
Total investment operations	7.84	9.07	3.52	(8.38)	9.47
Contributions from affiliate	—	0.00 (B)(C)	—	0.00 (B)(D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of year	$34.27	$31.20	$23.08	$20.43	$32.73
Total return (E)	27.81%	40.15%(C)	18.09%	(28.96)%(D)	38.69%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,150,251	$933,028	$705,997	$641,399	$973,954
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%	1.02%	1.05%	1.04%	1.02%
Including waiver and/or reimbursement and recapture	1.00%	1.02%	1.05%(F)	1.04%(F)	1.02%
Net investment income (loss) to average net assets	(0.53)%	(0.47)%	(0.28)%	(0.41)%	(0.42)%
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$26.45	$19.84	$17.82	$29.26	$23.58
Investment operations:
Net investment income (loss) (A)	(0.32)	(0.31)	(0.21)	(0.26)	(0.31)
Net realized and unrealized gain (loss)	6.61	7.87	3.10	(7.27)	8.65
Total investment operations	6.29	7.56	2.89	(7.53)	8.34
Contributions from affiliate	—	0.00 (B)(C)	—	0.01 (D)	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of year	$27.97	$26.45	$19.84	$17.82	$29.26
Total return (E)	26.80%	39.05%(C)	17.17%	(29.52)%(D)	37.64%
Ratio and supplemental data:
Net assets end of year (000’s)	$20,333	$20,839	$12,873	$13,016	$18,427
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.80%	1.81%	1.86%	1.85%	1.80%
Including waiver and/or reimbursement and recapture	1.80%	1.81%	1.86%(F)	1.84%	1.80%(F)
Net investment income (loss) to average net assets	(1.31)%	(1.26)%	(1.08)%	(1.21)%	(1.19)%
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, LLC. If the affiliate had not made the contribution, total return would have decreased by 0.04%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$32.76	$24.14	$21.27	$33.86	$26.67
Investment operations:
Net investment income (loss) (A)	(0.09)	(0.07)	(0.00)(B)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	8.45	9.64	3.74	(8.63)	9.91
Total investment operations	8.36	9.57	3.74	(8.67)	9.85
Contributions from affiliate	—	—	—	0.05 (C)	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.05)	—
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Total dividends and/or distributions to shareholders	(4.77)	(0.95)	(0.87)	(3.97)	(2.66)
Net asset value, end of year	$36.35	$32.76	$24.14	$21.27	$33.86
Total return	28.11%	40.46%	18.42%	(28.67)%(C)	39.05%
Ratio and supplemental data:
Net assets end of year (000’s)	$486,289	$419,190	$291,705	$254,969	$388,235
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%	0.77%	0.78%	0.79%	0.78%
Including waiver and/or reimbursement and recapture	0.77%	0.77%	0.78%	0.79%	0.78%
Net investment income (loss) to average net assets	(0.29)%	(0.22)%	(0.01)%	(0.16)%	(0.18)%
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

For a share outstanding during the years indicated:	Class I2
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$32.93	$24.24	$21.33	$33.89	$26.68
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.04)	0.02	(0.01)	(0.02)
Net realized and unrealized gain (loss)	8.50	9.68	3.76	(8.63)	9.90
Total investment operations	8.44	9.64	3.78	(8.64)	9.88
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.01)
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Total dividends and/or distributions to shareholders	(4.77)	(0.95)	(0.87)	(3.92)	(2.67)
Net asset value, end of year	$36.60	$32.93	$24.24	$21.33	$33.89
Total return	28.22%	40.59%	18.57%	(28.72)%	39.17%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,125,216	$810,592	$743,651	$561,033	$647,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%	0.68%	0.69%	0.69%	0.67%
Including waiver and/or reimbursement and recapture	0.67%	0.68%	0.69%	0.69%	0.67%
Net investment income (loss) to average net assets	(0.20)%	(0.12)%	0.08%	(0.05)%	(0.07)%
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of year	$32.92	$24.23	$21.33	$33.89	$29.89
Investment operations:
Net investment income (loss) (B)	(0.05)	(0.04)	0.00 (C)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	8.49	9.68	3.77	(8.62)	4.03
Total investment operations	8.44	9.64	3.77	(8.64)	4.00
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	—
Net asset value, end of year	$36.59	$32.92	$24.23	$21.33	$33.89
Total return	28.22%	40.61%	18.52%	(28.71)%	13.38%(D)
Ratio and supplemental data:
Net assets end of year (000’s)	$5,576	$35,347	$15,100	$1,248	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%	0.68%	0.68%	0.69%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.67%	0.68%	0.68%(F)	0.69%	0.67%(E)
Net investment income (loss) to average net assets	(0.16)%	(0.15)%	0.02%	(0.07)%	(0.23)%(E)
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class T
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$120.55	$86.57	$73.95	$107.77	$79.77
Investment operations:
Net investment income (loss) (A)	(0.28)	(0.17)	0.04	(0.08)	(0.11)
Net realized and unrealized gain (loss)	33.41	35.10	13.45	(29.82)	30.77
Total investment operations	33.13	34.93	13.49	(29.90)	30.66
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(4.77)	(0.95)	(0.87)	(3.92)	(2.66)
Net asset value, end of year	$148.91	$120.55	$86.57	$73.95	$107.77
Total return (B)	28.19%	40.58%	18.48%	(28.76)%	39.15%
Ratio and supplemental data:
Net assets end of year (000’s)	$218,042	$181,656	$139,697	$125,757	$189,010
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%	0.71%	0.73%	0.72%	0.70%
Including waiver and/or reimbursement and recapture	0.70%	0.71%	0.73%	0.72%	0.70%
Net investment income (loss) to average net assets	(0.22)%	(0.16)%	0.04%	(0.10)%	(0.11)%
Portfolio turnover rate	39%	36%	42%	40%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS
At October 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica US Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2025, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the year ended October 31, 2025, commissions recaptured are $12,770.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the year ended October 31, 2025, the Fund has not entered into any secured borrowing arrangements.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of October 31, 2025. For the period December 31, 2024 to October 31, 2025, the Fund's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$11,300,000	1	5.34%
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2025.
Repurchase agreements at October 31, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
5. RISK FACTORS (continued)
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of October 31, 2025, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,109,406,599	36.91%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2025
Class A	1.08%	March 1, 2026
Class C	1.86	March 1, 2026
Class I	0.83	March 1, 2026
Class I2	0.74	March 1, 2026
Class R6	0.73	March 1, 2026
Class T	0.77	March 1, 2026
Prior to March 1, 2025
Class A	1.09
Class C	1.86
Class I	0.83
Class I2	0.74
Class R6	0.73
Class T	0.77
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of October 31, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I2, Class R6 and Class T.
On three occasions during the year ended October 31, 2022, TCL, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCL during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, LLC” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2025, underwriter commissions received by TCL from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$296,293	$663
Class C	—	1,581
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the year ended October 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,468,772	$130,080
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,014,924,501	$—	$1,069,565,182	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales and late year loss deferral. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to net operating losses. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(215,437)	$215,437
As of October 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,347,255,854	$1,681,985,725	$(21,312,495)	$1,660,673,230
As of October 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2025, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$3,790,415	$—	$334,915,883	$—	$—	$—	$70,956,154	$—
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$—	$—	$115,884,371	$—	$(8,782,570)	$—	$1,660,672,122
9. OPERATING SEGMENTS
During the reporting period ended October 31, 2025, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica US Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica US Growth (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2025
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2025, the Fund designated $3,790,415 of qualified dividend income.
For tax purposes, the Fund has made a long-term capital gain designation of $334,915,883 for the year ended October 31, 2025.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica US Growth (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wellington Management Company LLP (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 3- and 10-year periods and in line with the median for the past 1- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica US Growth

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and the shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2025

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, LLC., Member of FINRA
4886784 TA US G 10/25
© 2025 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The registrant’s code of ethics is attached hereto.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	January 6, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer